Annual Report
--------------------------------------------------------------------------------

                        COLLEGE RETIREMENT EQUITIES FUND

                          Audited Financial Statements

                                   including

                            Statement of Investments

                                    for the

                                 Stock Account

                              --------------------

                               December 31, 1998





                                  [CREF LOGO]



As required by the Investment Company Act of 1940, CREF provides its participants with this annual report of the financial condition and portfolio holdings of the Stock Account. CREF also provides an annual report to participants in the seven other CREF Accounts. Semi-annual reports are also provided each year toward the end of August.

                        COLLEGE RETIREMENT EQUITIES FUND
                                  STOCK ACCOUNT

                      INDEX TO AUDITED FINANCIAL STATEMENTS

                                DECEMBER 31, 1998

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                                                                          Page
                                                                          -----
Report of Management Responsibility.....................................     2
Report of Independent Auditors..........................................     3
Audited Financial Statements:

    Statement of Assets and Liabilities.................................     4
    Statement of Operations.............................................     5
    Statements of Changes in Net Assets.................................     6
    Notes to Financial Statements.......................................     7
    Statement of Investments............................................    12
Participant Voting Results..............................................    57

[CREF LOGO]

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                       REPORT OF MANAGEMENT RESPONSIBILITY

To the Participants of
  College Retirement Equities Fund:

The accompanying financial statements of the Stock Account of College Retirement Equities Fund ("CREF") are the responsibility of management. They have been prepared in accordance with generally accepted accounting principles and have been presented fairly and objectively in accordance with such principles.

CREF has established and maintains a strong system of internal controls designed to provide reasonable assurance that assets are properly safeguarded and transactions are properly executed in accordance with management's authorization, and to carry out the ongoing responsibilities of management for reliable financial statements. In addition, CREF's internal audit personnel provide a continuing review of the internal controls and operations of the Accounts, and the internal Auditor regularly reports to the Audit Committee of the CREF Board of Trustees.

The accompanying financial statements have been audited by the independent auditing firm of Ernst & Young LLP. The independent auditors' report, which appears on the following page, expresses an independent opinion on the fairness of presentation of these financial statements.

The Audit Committee of the CREF Board of Trustees, consisting of trustees who are not officers of CREF, meets regularly with management, representatives of Ernst & Young LLP and internal audit personnel to review matters relating to financial reporting, internal controls and auditing. In addition to the annual audit of the financial statements of all the CREF Accounts by the independent auditing firm, the New York State Insurance Department, other state insurance departments and the Securities and Exchange Commission perform periodic examinations of the CREF Accounts' operations.


                                                /s/ JOHN H. BIGGS
                                                --------------------------------
                                                    Chairman, President and
                                                    Chief Executive Officer


                                                /s/ RICHARD L. GIBBS
                                                --------------------------------
                                                  Executive Vice President and
                                                  Principal Accounting Officer

[LOGO ERNST & YOUNG LLP]   [ ] 787 Seventh Avenue        [ ] Phone: 212 773 3000
                               New York, New York 10019



                         REPORT OF INDEPENDENT AUDITORS

To the Participants and Board of Trustees of College Retirement Equities Fund:

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of the Stock Account of College Retirement Equities Fund ("CREF") as of December 31, 1998, and the related statements of operations for the year then ended and of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of CREF's management. Our responsibility is to express an opinion on these financial statements based on our audits. The condensed financial information for the year ended December 31, 1996 and the periods prior thereto were audited by other auditors, whose report dated February 6, 1997 expressed an unqualified opinion on such condensed financial information.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1998, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Stock Account of CREF at December 31, 1998, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.


                                                           /s/ ERNST & YOUNG LLP


February 5, 1999



       Ernst & Young LLP is a Member of Ernst & Young International, Ltd.

                        COLLEGE RETIREMENT EQUITIES FUND

                                  STOCK ACCOUNT

                       STATEMENT OF ASSETS AND LIABILITIES

                                DECEMBER 31, 1998

           (amounts in thousands, except per accumulation unit amount)

ASSETS
  Portfolio investments, at cost ................................................   $ 66,213,200
  Net unrealized appreciation of portfolio investments ..........................     51,676,580
                                                                                    ------------
  Portfolio investments, at value ...............................................    117,889,780
  Cash ..........................................................................        127,901
  Dividends and interest receivable .............................................        149,582
  Receivable from securities transactions .......................................        195,667
  Amounts due from TIAA .........................................................         12,683
                                                                                    ------------
                                                                                     118,375,613
                                                                    TOTAL ASSETS    ------------

LIABILITIES
  Deposits for securities loaned--Note 4 ........................................      1,783,702
  Payable for securities transactions ...........................................        220,601
                                                                                    ------------
                                                               TOTAL LIABILITIES       2,004,303
                                                                                    ------------
NET ASSETS
   Accumulation Fund ............................................................     96,034,279
   Annuity Fund .................................................................     20,337,031
                                                                                    ------------
                                                                TOTAL NET ASSETS    $116,371,310
                                                                                    ============

THOUSANDS OF ACCUMULATION UNITS OUTSTANDING--Notes 5 and 6 ......................        565,999
                                                                                    ============
NET ASSET VALUE, PER ACCUMULATION UNIT--Note 5 ..................................        $169.67
                                                                                    ============


                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND

                                  STOCK ACCOUNT

                             STATEMENT OF OPERATIONS

                          YEAR ENDED DECEMBER 31, 1998

                             (amounts in thousands)

INVESTMENT INCOME
Income:
  Interest ..............................................................................    $    96,657
  Dividends .............................................................................      1,583,771
                                                                                             -----------
                                                                             TOTAL INCOME      1,680,428
                                                                                             -----------
Expenses--Note 3:
  Investment ............................................................................        111,046
  Operating .............................................................................        256,595
                                                                                             -----------
                                                                           TOTAL EXPENSES        367,641
  Fees paid indirectly ..................................................................              8
                                                                                             -----------
                                                                             NET EXPENSES        367,633
                                                                                             -----------
                                                                    INVESTMENT INCOME-NET      1,312,795
                                                                                             -----------
REALIZED AND UNREALIZED GAIN ON TOTAL
  INVESTMENTS--Note 4
  Net realized gain (loss) on:
   Portfolio investments ................................................................     11,928,564
   Futures transactions  ................................................................         20,499
   Foreign currency transactions ........................................................         (9,849)
                                                                                             -----------
                                                                      Net realized gain       11,939,214
                                                                                             -----------
  Net change in unrealized appreciation on:
   Portfolio investments ................................................................      8,777,303
   Futures transactions .................................................................         39,302
   Translation of assets (other than portfolio investments)
     and liabilities denominated in foreign currencies ..................................          2,109
                                                                                             -----------
                                                    Net change in unrealized appreciation      8,818,714
                                                                                             -----------
                                    NET REALIZED AND UNREALIZED GAIN ON TOTAL INVESTMENTS     20,757,928
                                                                                             -----------
                                     NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    $22,070,723
                                                                                             ===========

                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND

                                  STOCK ACCOUNT

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (amounts in thousands)

                                                                            Years Ended December 31,
                                                                            ------------------------
                                                                             1998            1997
                                                                             -----           ----
FROM OPERATIONS
  Investment income--net .............................................   $  1,312,795    $ 1,417,042
  Net realized gain on total investments .............................     11,939,214      8,253,175
  Net change in unrealized appreciation
    on total investments .............................................      8,818,714     11,432,448
                                                                         ------------    -----------
                                            NET INCREASE IN NET ASSETS
                                             RESULTING FROM OPERATIONS     22,070,723     21,102,665
                                                                         ------------    -----------

FROM PARTICIPANT TRANSACTIONS
  Premiums ...........................................................      2,762,905      2,507,501
                                                                         ------------    -----------
  Disbursements and transfers:
    Net transfers to TIAA ............................................      1,261,329        742,005
    Net transfers to other CREF Accounts .............................      3,236,208      1,916,205
    Annuity payments .................................................      1,701,354      1,294,165
    Withdrawals and repurchases ......................................      1,641,765      1,305,554
    Death benefits ...................................................        171,064        149,280
                                                                         ------------    -----------
                                TOTAL DISBURSEMENTS AND TRANSFERS, NET      8,011,720      5,407,209
                                                                         ------------    -----------
                                  NET DECREASE IN NET ASSETS RESULTING
                                         FROM PARTICIPANT TRANSACTIONS     (5,248,815)    (2,899,708)
                                                                         ------------    -----------
                                            NET INCREASE IN NET ASSETS     16,821,908     18,202,957

NET ASSETS
  Beginning of year ..................................................     99,549,402     81,346,445
                                                                         ------------    -----------
  End of year ........................................................   $116,371,310    $99,549,402
                                                                         ============    ===========

                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND

                                  STOCK ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION

College Retirement Equities Fund ("CREF") was formed to aid and strengthen nonprofit educational and research organizations by providing their employees with variable retirement benefits.

CREF is registered with the Securities and Exchange Commission ("Commission") under the Investment Company Act of 1940 as an open-end, diversified management investment company. It consists of eight investment portfolios. The accompanying financial statements are those of the Stock Account ("Account"), which invests primarily in equity securities. The seven other investment portfolios of CREF, which are not included in these financial statements, include the Money Market Account, which invests in money market instruments; the Bond Market Account, which invests in a broad range of fixed-income securities; the Social Choice Account, which invests in a diversified portfolio of equity and fixed-income securities while giving special consideration to certain social criteria; the Global Equities Account, which invests in equity securities of foreign and domestic companies; the Growth Account, which invests in a diversified portfolio of equity securities that present opportunities for growth; the Equity Index Account, which invests in a diversified portfolio of equity securities selected to track the overall United States stock market; and the Inflation-Linked Bond Account, which invests primarily in inflation-indexed bonds.

TIAA-CREF Investment Management, LLC ("Investment Management"), a subsidiary of Teachers Insurance and Annuity Association of America ("TIAA"), a companion organization, is registered with the Commission as an investment adviser and provides investment advisory services for the CREF Accounts pursuant to an Investment Management Services Agreement with CREF. TIAA-CREF Individual & Institutional Services, Inc. ("Services"), a subsidiary of TIAA, which is registered with the Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc., provides administrative services for the CREF Accounts and performs distribution functions for CREF's certificates pursuant to a Principal Underwriting and Administrative Services Agreement with CREF. TIAA provides guarantees for the CREF Accounts for certain mortality and expense risks pursuant to an Immediate Annuity Purchase Rate Guarantee Agreement.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements may require management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Account, which are in conformity with generally accepted accounting principles.

VALUATION OF INVESTMENTS: Securities listed or traded on any United States national securities exchange are valued at the last sales price as of the close of the principal securities exchange on which such securities are traded or, if there is no sale, at the mean of the last bid and asked prices on such exchange. Securities traded only in the over-the-counter market and quoted in the NASDAQ National Market System are valued at the last sales price, or at the mean of the last bid and asked prices if no sale is reported. All other over-the-counter securities are valued at the mean of the last bid and asked prices, except for bonds which are valued at the most recent bid price or the equivalent quoted yield of such bonds. Short-term money market instruments are stated at market value. Foreign investments are valued at the closing price in the principal market where they are traded; local currencies are converted into U.S. dollars as described below under Foreign Currency Transactions and Translation. Stock index futures and options which are traded on commodities exchanges are valued at the last sale price as of the close of such commodities exchanges. Portfolio securities for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Finance Committee of the Board of Trustees and in accordance with the responsibilities of the Board as a whole.

ACCOUNTING FOR INVESTMENTS: Securities transactions are accounted for as of the date the securities are purchased or sold (trade date). Interest income is recorded as earned and, for short-term money market instruments, includes accrual of discount and amortization of premium. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as soon as the Account is informed of the ex-dividend date. Realized gains and losses on security transactions are accounted for on the average cost basis.

                        COLLEGE RETIREMENT EQUITIES FUND

                                  STOCK ACCOUNT

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


NOTE 2--SIGNIFICANT ACCOUNTING POLICIES--(CONTINUED)

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION: Foreign investments, bank deposits and forward foreign currency contracts are valued in U.S. dollars, based on the exchange rate at the end of the period. Investments traded in foreign currencies are translated at exchange rates prevailing on the respective dates traded. Income is translated at approximate rates prevailing when earned. Asset and liability accounts that are denominated in a foreign currency are translated at the prevailing exchange rate at the end of the period. The cumulative impact of changes in foreign exchange rates on portfolio investments sold during the period is reflected in the net realized gain (loss) on portfolio investments. The cumulative impact of changes in foreign exchange rates on portfolio investments held at the end of the period is reflected in the net change in unrealized appreciation (depreciation) on portfolio investments. Currency gains and losses arising from the settlement of forward foreign currency contracts, changes in exchange rates between the trade and settlement dates of portfolio investment transactions, and changes in exchange rates between the accrual and receipt dates for dividend and interest income are recorded as net realized gains (losses) on foreign currency transactions. For assets other than portfolio investments and liabilities, changes in foreign exchange rates are reflected in the net change in unrealized appreciation (depreciation) on translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies.

SECURITIES LENDING: The Account has a program to lend portfolio securities to qualified institutions. Such loans are secured by collateral at least equal to 102% of the market value of the securities loaned for United States securities and 105% of the market value of securities loaned for foreign securities. The Account continues to receive income on the securities loaned and receives additional income from the lending transaction. Additionally, any change in the market value of the securities loaned is recognized by the Account. Although each transaction is collateralized, the Account would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

COVERED CALL OPTIONS WRITTEN: The Account writes (sells) covered call options to provide protection against adverse movements in the price of securities in the portfolio. When an option is written, an amount equal to the premium received is recorded as a liability; the liability is adjusted on a daily basis to the current market price of the option written and an unrealized gain or loss is recorded. Premiums received from writing options which expire unexercised are recognized as realized gains from option transactions on the expiration date. Premiums received from writing options which are exercised are added to the proceeds from the sale of the underlying securities in recognizing the net realized gain or loss on portfolio investments. In writing options, it is assumed that the option may be exercised at any time prior to the expiration of the Account's obligation as a writer, and that in such circumstances the net proceeds of the sale of the underlying securities pursuant to the call option may be below the prevailing market value.

FUTURES CONTRACTS: The Account purchases futures contracts for the purpose of acquiring a position in a security or group of securities which it intends to purchase at a later date, or for cash management purposes to remain highly invested in the equity markets while minimizing transaction costs. The Account sells futures contracts for the purpose of offsetting changes in market value while withdrawing from a specific market. A financial futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses from futures transactions by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading.

Variation margin payments are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, a realized gain or loss from futures transactions is recorded, equal to the net variation margin received or paid over the period of the contract. The contractual amounts under futures contracts reflect the extent of the Account's exposure to off-balance sheet risk. The credit risk to such contracts is limited to the failure of the exchange or board of trade which acts as the counterparty to the Account's futures transactions.

                        COLLEGE RETIREMENT EQUITIES FUND

                                  STOCK ACCOUNT

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


NOTE 2--SIGNIFICANT ACCOUNTING POLICIES--(CONCLUDED)

FORWARD FOREIGN CURRENCY CONTRACTS: The Account enters into forward foreign currency contracts to purchase or sell foreign currency to accommodate foreign investment transactions. Forward foreign currency contracts are "marked-to-market" at the end of each day's trading. Daily changes in the value of such contracts are reflected in the net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies. When the contract is closed, payment is received or made and a realized gain or loss on foreign currency transactions is recognized, equal to the difference between the cost of the closing transaction and the basis in the contract. The Account may also enter into a forward foreign currency contract to offset an existing contract. Forward foreign currency contracts are entered into directly with a counterparty and the Account is exposed to the risk of default of such counterparty. The maximum potential loss from such risk is the aggregate face value in U.S. dollars at the time the contract is opened. There is no daily margin requirement for such contracts.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS: The Account may purchase securities on a when-issued or delayed delivery basis. In addition to the normal market risks, this exposes the Account to the risk that the transaction may not be consummated.

RESTRICTED SECURITIES: Restricted securities held by the Account may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

FEDERAL INCOME TAXES: CREF is taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("Code"), not as a regulated investment company under Subchapter M of the Code. CREF should incur no material federal income tax liability. Under the rules of taxation applicable to life insurance companies, CREF's Accumulation and Annuity Funds for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible.

NOTE 3--MANAGEMENT AGREEMENTS

Through management agreements with each company, Investment Management and Services provide services necessary for the operation of CREF's Accounts. Such services are provided at cost in accordance with an Investment Management Agreement between CREF and Investment Management, and in accordance with a Principal Underwriting and Administrative Services Agreement between CREF and Services (see Note 1). Investment Management and Services receive management fee payments from the CREF Accounts on a daily basis according to formulas established each year with the objective of keeping the management fees as close as possible to each Account's actual expenses. Any differences between actual expenses and the management fees are adjusted quarterly.

Investment Management and Services generally pay directly for all third-party services provided for the benefit of the CREF Accounts. "Soft-dollar" arrangements for brokerage and other services are generally not utilized by the CREF Accounts. However, certain custodial fees are reduced based on the level of average cash balances on deposit with custodian banks during the period. The amount by which custodial fees were reduced under these expense offset agreements, is reflected in the accompanying Statement of Operations as "Fees paid indirectly".

NOTE 4--INVESTMENTS

At December 31, 1998, the value of securities loaned was $1,896,792,735 and collateral received in connection therewith was comprised of cash of $1,783,701,884, letters of credit of $185,730,878 and United States government securities amounting to $454,461.

At December 31, 1998, net unrealized appreciation of portfolio investments was $51,676,580,115, consisting of gross unrealized appreciation of $54,403,433,434 and gross unrealized depreciation of $2,726,853,319.

                        COLLEGE RETIREMENT EQUITIES FUND

                                  STOCK ACCOUNT

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


NOTE 4--INVESTMENTS--(CONCLUDED)


At December 31, 1998, the Account held 2,330 open futures contracts in the Standard & Poor's 500 Index, expiring in March 1999, with a value of $725,503,750 and an unrealized gain of $39,302,207.

Companies in which the Account held 5% or more of the outstanding voting shares are defined as "affiliated" in the Investment Company Act of 1940. At December 31, 1998, the total value of investments in affiliated companies was $12,356,193. For the year ended December 31, 1998, total dividend income and the net realized gain relating to such investments were $5,931,671 and $12,049,764, respectively.

Purchases and sales of portfolio securities, other than short-term money market instruments, for the year ended December 31, 1998, were as follows:

     Purchases:
      Unaffiliated issuers.................................    $36,216,163,507
      Affiliated issuers...................................        159,136,989
                                                               ---------------
      TOTAL PURCHASES                                          $36,375,300,496
                                                               ===============

     Sales:
     Unaffiliated issuers..................................    $39,725,489,351
     Affiliated issuers....................................        305,683,559
                                                               ---------------
                                                TOTAL SALES    $40,031,172,910
                                                               ===============

NOTE 5--CONDENSED FINANCIAL INFORMATION

Selected condensed financial information for an Accumulation Unit of the Account is presented below.

                                                           FOR THE YEARS ENDED DECEMBER 31,
                                              ------------------------------------------------------------
                                               1998         1997          1996         1995         1994
                                               ----         ----          ----         ----         ----
Per Accumulation Unit Data:
  Investment income....................      $  2.381     $  2.317      $  2.114      $ 1.885      $ 1.699
  Expenses.............................          .521         .387          .304         .271         .223
                                             --------     --------      --------      -------      -------
  Investment income--net................        1.860        1.930         1.810        1.614        1.476
  Net realized and unrealized
    gain (loss) on investments.........        29.795       26.864        15.953       19.984       (1.557)
                                             --------     --------      --------      -------      -------
  Net increase (decrease) in
    Accumulation Unit Value............        31.655       28.794        17.763       21.598        (.081)
  Accumulation Unit Value:
    Beginning of year..................       138.017      109.223        91.460       69.862       69.943
                                             --------     --------      --------      -------      -------
    End of year........................      $169.672     $138.017      $109.223      $91.460      $69.862
                                             ========     ========      ========      =======      =======

  Total return.........................        22.94%       26.36%        19.42%       30.92%       (0.12%)
  Ratios to Average Net Assets:
    Expenses...........................         0.34%        0.31%         0.31%        0.34%        0.32%
    Investment income--net..............        1.23%        1.55%         1.82%        2.00%        2.11%
  Portfolio turnover rate..............        34.63%       23.25%        19.57%       16.25%       18.77%
  Thousands of Accumulation Units
    outstanding at end of year.........       565,999      597,531       620,498      632,803      637,435

                        COLLEGE RETIREMENT EQUITIES FUND

                                  STOCK ACCOUNT

                   NOTES TO FINANCIAL STATEMENTS--(CONCLUDED)


NOTE 6--ACCUMULATION UNITS

Changes in the number of Accumulation Units outstanding were as follows:

                                                              Years Ended  December 31,
                                                              ------------------------
                                                                1998            1997
                                                                ----            ----
Accumulation Units:
  Credited for premiums....................................   17,047,048      20,134,412
  Cancelled for transfers, disbursements and
    amounts applied to the Annuity Fund....................  (48,579,351)    (43,101,543)
  Outstanding:
    Beginning of year......................................  597,531,204     620,498,335
                                                             -----------     -----------
    End of year............................................  565,998,901     597,531,204
                                                             ===========     ===========

NOTE 7--LINE OF CREDIT

The Stock, Social Choice, Global Equities, Growth, Equity Index and Inflation-Linked Bond Accounts share in a $1.95 billion unsecured revolving credit facility for temporary or emergency purposes, including, without limitation, the funding of participant redemptions that otherwise might require the untimely disposition of securities. An annual commitment fee is charged for this facility, which is allocated among the participating Accounts. Interest associated with any borrowing under the credit facility will be charged to the borrowing Accounts at rates which are based on the Federal Funds Rate in effect during the time of the borrowing. For the year ended December 31, 1998, there were no borrowings under the credit facility.

                        COLLEGE INVESTMENT EQUITIES FUND
                    STATEMENT OF INVESTMENTS--STOCK ACCOUNT
                               DECEMBER 31, 1998

                               SUMMARY BY INDUSTRY
                                     (000)


                                                VALUE          %
                                               --------      -----
BONDS
 CORPORATE BONDS
  AMUSEMENT AND RECREATION SERVICES .......    $     16       0.00%
  AUTOMOTIVE DEALERS AND
    SERVICE STATIONS ......................         413       0.00
  COMMUNICATIONS ..........................       8,994       0.01
  DEPOSITORY INSTITUTIONS .................      12,033       0.01
  ELECTRIC, GAS, AND SANITARY SERVICES ....       4,861       0.00
  ELECTRONIC AND OTHER ELECTRIC EQUIPMENT .       9,988       0.01
  HOLDING AND OTHER INVESTMENT OFFICES ....          67       0.00
  INSURANCE CARRIERS ......................          32       0.00
  METAL MINING ............................         480       0.00
  SECURITY AND COMMODITY BROKERS ..........       7,499       0.01
  TRUCKING AND WAREHOUSING ................       4,401       0.00
                                               --------     ------
 TOTAL CORPORATE BONDS
   (Cost $44,411) .........................      48,784       0.04
                                               --------     ------
 GOVERNMENT BOND
   GOVERNMENT BOND ........................         371       0.00
                                               --------     ------
 TOTAL GOVERNMENT BOND
   (Cost $381) ............................         371       0.00
                                              ---------     ------
 TOTAL BONDS
   (Cost $44,792) .........................      49,155       0.04
                                              ---------     ------
 PREFERRED STOCK
  APPAREL AND OTHER TEXTILE PRODUCTS ......         834       0.00
  BUSINESS SERVICES .......................      43,971       0.04
  CHEMICALS AND ALLIED PRODUCTS ...........      10,167       0.01
  COMMUNICATIONS ..........................      21,713       0.02
  DEPOSITORY INSTITUTIONS .................       2,317       0.00
  ELECTRIC, GAS, AND SANITARY SERVICES ....       4,436       0.00
  FABRICATED METAL PRODUCTS ...............       2,633       0.00
  GENERAL MERCHANDISE STORES ..............      11,246       0.01
  HEALTH SERVICES .........................          34       0.00
  HEAVY CONSTRUCTION, EXCEPT BUILDING .....         207       0.00
  HOLDING AND OTHER INVESTMENT OFFICES ....       3,539       0.00
  INSTRUMENTS AND RELATED PRODUCTS ........          24       0.00
  INSURANCE AGENTS, BROKERS AND SERVICE ...       8,555       0.01
  INSURANCE CARRIERS ......................       9,716       0.01
  METAL MINING ............................         841       0.00
  NONDEPOSITORY INSTITUTIONS ..............         111       0.00
  OIL AND GAS EXTRACTION ..................       1,030       0.00
  PAPER AND ALLIED PRODUCTS ...............           7       0.00
  PRIMARY METAL INDUSTRIES ................         125       0.00
  PRINTING AND PUBLISHING .................      24,491       0.02
  REAL ESTATE .............................         253       0.00
  RUBBER AND MISCELLANEOUS
    PLASTIC PRODUCTS ......................       6,862       0.01
  STONE, CLAY, AND GLASS PRODUCTS .........         188       0.00
  TRANSPORTATION EQUIPMENT ................       2,829       0.00
                                               --------     ------
TOTAL PREFERRED STOCK
  (Cost $92,420) ..........................     156,129       0.13
                                               --------     ------
 COMMON STOCK
  AGRICULTURAL PRODUCTION-CROPS ...........      19,762       0.02%
  AGRICULTURAL SERVICES ...................       2,665       0.00
  AMUSEMENT AND RECREATION SERVICES .......     138,551       0.12
  APPAREL AND ACCESSORY STORES ............     589,264       0.51
  APPAREL AND OTHER TEXTILE PRODUCTS ......     174,405       0.15
  AUTO REPAIR, SERVICES AND PARKING .......      55,703       0.05
  AUTOMOTIVE DEALERS AND SERVICE STATIONS .      36,828       0.03
  BUILDING MATERIALS AND GARDEN SUPPLIES ..     812,947       0.70
  BUSINESS SERVICES .......................   6,781,914       5.83
  CHEMICALS AND ALLIED PRODUCTS ...........  14,541,458      12.50
  COAL MINING .............................       3,018       0.00
  COMMUNICATIONS ..........................  14,061,824      12.08
  DEPOSITORY INSTITUTIONS .................  10,990,023       9.44
  EATING AND DRINKING PLACES ..............     861,493       0.74
  EDUCATIONAL SERVICES ....................      49,685       0.04
  ELECTRIC, GAS, AND SANITARY SERVICES ....   4,804,238       4.13
  ELECTRONIC  AND OTHER ELECTRIC
    EQUIPMENT .............................   8,708,556       7.48
  ENGINEERING AND MANAGEMENT SERVICES .....     170,761       0.15
  FABRICATED METAL PRODUCTS ...............     970,292       0.83
  FISHING, HUNTING, AND TRAPPING ..........           9       0.00
  FOOD AND KINDRED PRODUCTS ...............   4,683,204       4.02
  FOOD STORES .............................   1,121,605       0.96
  FORESTRY ................................      33,721       0.03
  FURNITURE AND FIXTURES ..................     142,627       0.12
  FURNITURE AND HOMEFURNISHINGS STORES ....     261,917       0.23
  GENERAL BUILDING CONTRACTORS ............     258,526       0.22
  GENERAL MERCHANDISE STORES ..............   2,288,114       1.97
  HEALTH SERVICES .........................     504,114       0.43
  HEAVY CONSTRUCTION, EXCEPT BUILDING .....     193,505       0.17
  HOLDING AND OTHER INVESTMENT OFFICES ....     843,539       0.72
  HOTELS AND OTHER LODGING PLACES .........     195,202       0.17
  INDUSTRIAL MACHINERY AND EQUIPMENT ......   7,892,601       6.78
  INSTRUMENTS AND RELATED PRODUCTS ........   2,422,036       2.08
  INSURANCE AGENTS, BROKERS AND SERVICE ...     186,928       0.16
  INSURANCE CARRIERS ......................   6,216,784       5.34
  LEATHER AND LEATHER PRODUCTS ............       7,485       0.01
  LEGAL SERVICES ..........................          36       0.00
  LOCAL AND INTERURBAN PASSENGER TRANSIT ..     103,129       0.09
  LUMBER AND WOOD PRODUCTS ................     159,351       0.14
  METAL MINING ............................     276,999       0.24
  MISCELLANEOUS MANUFACTURING INDUSTRIES ..     132,254       0.11
  MISCELLANEOUS RETAIL ....................     966,128       0.83
  MOTION PICTURES .........................     509,027       0.44
  NONDEPOSITORY INSTITUTIONS ..............   2,238,861       1.92
  NONMETALLIC MINERALS, EXCEPT FUELS ......      95,872       0.08
  OIL AND GAS EXTRACTION ..................     853,078       0.73
  PAPER AND ALLIED PRODUCTS ...............     931,218       0.80
  PERSONAL SERVICES .......................     101,032       0.09
  PETROLEUM AND COAL PRODUCTS .............   4,880,094       4.19
  PIPELINES, EXCEPT NATURAL GAS ...........      12,444       0.01
  PRIMARY METAL INDUSTRIES ................     522,178       0.45

                       See notes to financial statements.

                        COLLEGE INVESTMENT EQUITIES FUND
                    STATEMENT OF INVESTMENTS--STOCK ACCOUNT
                               DECEMBER 31, 1998

                         SUMMARY BY INDUSTRY (CONTINUED)
                                     (000)


                                                VALUE          %
                                               --------      -----
  PRINTING AND PUBLISHING .............    $  1,543,103       1.33%
  RAILROAD TRANSPORTATION .............         502,906       0.43
  REAL ESTATE .........................         299,730       0.26
  RUBBER AND MISCELLANEOUS
    PLASTIC PRODUCTS ..................         686,432       0.59
  SECURITY AND COMMODITY BROKERS ......       1,056,815       0.91
  SOCIAL SERVICES .....................           4,034       0.00
  SPECIAL TRADE CONTRACTORS ...........          42,739       0.04
  STONE, CLAY, AND GLASS PRODUCTS .....         540,520       0.46
  TEXTILE MILL PRODUCTS ...............         136,650       0.12
  TOBACCO PRODUCTS ....................       1,124,280       0.97
  TRANSPORTATION BY AIR ...............         530,255       0.46
  TRANSPORTATION EQUIPMENT ............       3,858,664       3.32
  TRANSPORTATION SERVICES .............         105,591       0.09
  TRUCKING AND WAREHOUSING ............         170,548       0.15
  WATER TRANSPORTATION ................         211,019       0.18
  WHOLESALE TRADE-DURABLE GOODS .......         222,580       0.19
  WHOLESALE TRADE-NONDURABLE GOODS ....         748,593       0.64
                                           ------------     ------
TOTAL COMMON STOCK
  (Cost $62,983,291) ..................     114,591,464      98.47
                                           ------------     ------
SHORT TERM INVESTMENTS
  BANK NOTES ..........................          63,987       0.05%
  CERTIFICATES OF DEPOSIT .............         289,301       0.25
  COMMERCIAL PAPER ....................       1,915,815       1.65
  MEDIUM TERM BONDS ...................          47,928       0.04
  U.S. GOVERNMENT & AGENCIES ..........         503,172       0.43
  VARIABLE RATE NOTES .................         272,829       0.24
                                          -------------  3   ------
TOTAL SHORT TERM INVESTMENTS
  (Cost $ 3,092,697) ..................       3,093,032       2.66
                                          -------------     ------
TOTAL PORTFOLIO
  (Cost $ 66,213,200) .................     117,889,780     101.30
      OTHER ASSETS & LIABILITIES, NET        (1,518,470)     (1.30)
                                          -------------     ------
NET ASSETS ............................   $ 116,371,310     100.00%
                                          =============     ======

                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND
               STATEMENT OF INVESTMENTS--STOCK ACCOUNT (UNAUDITED)
                                DECEMBER 31, 1998

                               SUMMARY BY COUNTRY

                            Value
                            (000)             %
                         -----------       -------
DOMESTIC
  UNITED STATES .....   $ 92,464,965        78.43%
                        ------------       ------
TOTAL DOMESTIC ......     92,464,965        78.43
                        ------------       ------
FOREIGN
  ARGENTINA .........         15,225         0.01
  AUSTRALIA .........        535,681         0.45
  AUSTRIA ...........         36,058         0.03
  BELGIUM ...........        380,991         0.32
  BRAZIL ............         13,675         0.01
  CANADA ............        711,774         0.60
  CHILE .............         52,950         0.05
  CHINA .............         16,263         0.01
  DENMARK ...........        140,805         0.12
  FINLAND ...........        402,633         0.34
  FRANCE ............      1,969,120         1.67
  GERMANY ...........      2,202,984         1.87
  GREECE ............          1,010         0.00
  HONG KONG .........        326,908         0.28
  HUNGARY ...........          4,929         0.00
  INDIA .............         22,277         0.02
  IRELAND ...........        176,522         0.15
  ITALY .............      1,467,588         1.25
  JAPAN .............      4,251,787         3.61
  LUXEMBOURG ........         10,015         0.01
  MALAYSIA ..........         35,706         0.03
  MEXICO ............          7,727         0.01
  NETHERLANDS .......      1,566,681         1.33
  NEW ZEALAND .......         54,703         0.05
  NORWAY ............         90,200         0.08
  PORTUGAL ..........        151,060         0.13
  SINGAPORE .........        115,286         0.10
  SOUTH AFRICA ......         17,283         0.02
  SPAIN .............        790,006         0.67
  SWEDEN ............        546,841         0.46
  SWITZERLAND .......      1,895,947         1.61
  UNITED KINGDOM ....      4,320,591         3.66
  ZIMBABWE ..........            557         0.00
                        ------------       ------
TOTAL FOREIGN .......     22,331,783        18.95
TOTAL SHORT TERM ....      3,093,032         2.62
                        ------------       ------
TOTAL PORTFOLIO .....   $117,889,780       100.00%
                        ============       ======

                       See notes to financial statements.

                        COLLEGE INVESTMENT EQUITIES FUND
                    STATEMENT OF INVESTMENTS--STOCK ACCOUNT
                               DECEMBER 31, 1998


                                                         VALUE
  PRINCIPAL                                              (000)
  ---------                                             --------

BONDS--0.04%
CORPORATE BONDS--0.04%
 AMUSEMENT AND RECREATION SERVICES--0.00%
                 MULTI PURPOSE ICULS
  $ 307,000(1)     3.000%, 12/31/02 ..................   $    16
                                                         -------
 AUTOMOTIVE DEALERS AND SERVICE STATIONS--0.00%
                (degree) UGLY DUCKLING CORP (SUB DEB)
    413,400        12.000%, 10/23/03 ................        413
                                                         -------
 COMMUNICATIONS--0.01%
  8,615,000      VIACOM INTERNATIONAL, INC
                  (SUB DEB)
                   8.000%, 07/07/06 .................      8,994
                                                         -------
 DEPOSITORY INSTITUTIONS--0.01%
                 BANCA INTESA
      210,884(2)   3.150%, 01/01/03 .................        448
                 BANCA INTESA (RISP)
       16,220(2)   3.150%, 01/01/03 .................         48
                 FUJI BANK
2,580,000,000(3)   0.250%, 02/01/02 .................      8,082
                 MITSU TRUST & BANKING
  983,000,000(3)   0.500%, 10/01/07 .................      3,455
                                                         -------
                                                          12,033
                                                         -------
 ELECTRIC, GAS, AND SANITARY SERVICES--0.00%
    4,979,000    WMX TECHNOLOGIES, INC (SUB CV NOTE)
                   2.000%, 01/24/05 .................      4,861
                                                         -------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--0.01%
                 SONY CORP
  950,000,000(3)   1.400%, 03/31/05 .................      9,988
                                                         -------
 HOLDING AND OTHER INVESTMENT OFFICES--0.00%
                 VALUE REALISATION TRUST DEB
       24,621      1.400%, 09/30/06 .................         67
                                                         -------
 INSURANCE CARRIERS--0.00%
       35,000    LIBLIFE INTERNATIONAL CV
                   6.500%, 09/30/04 .................         32
                                                         -------
 METAL MINING--0.00%
                 RGC GOLD
      791,298      0.000%, 12/31/00 .................        480
                                                         -------
 SECURITY AND COMMODITY BROKERS--0.01%
                 MORGAN STANLEY (CPS)
    5,987,000      3.000%, 05/17/00 .................      7,499
                                                         -------
 TRUCKING AND WAREHOUSING--0.00%
                 YAMATO TRANSPORT CV
  340,000,000(3)   1.700%, 09/30/02 .................      4,401
                                                         -------
                TOTAL CORPORATE BONDS
                 (Cost $44,411) .....................     48,784
                                                         -------
 GOVERNMENT BOND--0.00%
   GOVERNMENT BOND--0.00%
                   U.S. TREASURY BOND
      325,000      11.750%, 02/15/01 ................        371
                                                         -------
                TOTAL GOVERNMENT BOND
                 (Cost $381) ........................        371
                                                         -------
               TOTAL BONDS
                (Cost $44,792) ......................     49,155
                                                         =======
----------------
(1) Denominated in Malaysian Ringets
(2) Denominated in Italian Lire
(3) Denominated in Japanese Yen

                                                         VALUE
  SHARES                                                 (000)
  ------                                                --------
PREFERRED STOCK--0.13%
 APPAREL AND OTHER TEXTILE PRODUCTS--0.00%
      5,050      ESCADA AG. .........................    $   834
                                                         -------
 BUSINESS SERVICES---0.04%
     92,100      SAP AG. ............................     43,971
                                                         -------
 CHEMICALS AND ALLIED PRODUCTS--0.01%
      1,713(degree)CIN-CORPARACAO INDUSTRIAL ........         62
     43,000      HENKEL KGAA ........................      3,847
     25,000(degree)MONSANTO CO ......................      1,225
  2,500,000#(degree)NETGENICS, INC CV SERIES D ......      5,000
         40      WELLA GROUP AG. ....................         33
                                                         -------
                                                          10,167
                                                         -------
 COMMUNICATIONS--0.02%
    132,625      AIRTOUCH COMMUNICATIONS, INC
                  CV SERIES B .......................      7,891
     85,158      AIRTOUCH COMMUNICATIONS, INC
                  CV SERIES C .......................      8,771
 66,267,124(degree)EMBRATEL PARTICIPACOES S.A.               905
 66,267,124      TELEBRAS S.A. ......................          8
 66,267,124(degree)TELECENTRO OESTE CELULAR
                  PARTICIPACOES S.A. ................         70
 66,267,124(degree)TELECENTRO-SUL PARTICIPACOES S.A.         575
 66,267,124(degree)TELELESTE CELULAR PARTICIPACOES S.A.       38
 66,267,124(degree)TELEMIG CELULAR PARTICIPCOES S.A.          73
 66,267,124(degree)TELENORDESTE CELULAR PART S.A. ...         60
 66,267,124(degree)TELENORTE CELULAR PARTICIPACOES S.A.       31
 66,267,124(degree)TELENORTE-LESTE PARTICIPACOES S.A.        828
 66,267,124(degree)TELESP CELULAR S.A. ..............        488
 66,267,124(degree)TELESP PARTICIPACOES S.A. ........      1,508
    550,635      TELESP S.A. ........................         75
 66,267,124(degree)TELESUDESTE CELULAR S.A. .........        280
 66,267,124(degree)TELESUL CELULAR PARTICIPACOES S.A.        112
                                                         -------
                                                          21,713
                                                         -------
 DEPOSITORY INSTITUTIONS--0.00%
  2,252,000      BANCO ITAU S.A. ....................      1,100
219,454,122      BRADESCO S.A. ......................      1,217
                                                         -------
                                                           2,317
                                                         -------
 ELECTRIC, GAS, AND SANITARY SERVICES--0.00%
 38,848,207      CEMIG S.A. .........................        739
 23,122,930(degree)CENTRAIS GERADORAS BRASIL ........         29
     45,614(degree)CIA PAULISTA DE FORCA & LUZ ......          3
 23,122,930      ELECTROBRAS S.A. SERIES B ..........        444
  2,200,000      ELETROPAULO METROPOLITANA ..........        102
      5,000      HOUSTON INDUSTRIES, INC ACES .......        532
     70,870      RHEIN-WESTFALEN ELECTRIC AG. (NON-VOTE)   2,587
                                                          ------
                                                           4,436
                                                          ------
 FABRICATED METAL PRODUCTS--0.00%
      9,968      FRIEDRICH-GROHE AG. ................      2,633
                                                          ------
 GENERAL MERCHANDISE STORES--0.01%
    210,200      HARCOURT GENERAL, INC SERIES A .....     11,246
                                                          ------
 HEALTH SERVICES--0.00%
      8,534(degree)MEDIQ, INC SERIES A ..............         34
                                                          ------
 HEAVY CONSTRUCTION, EXCEPT BUILDING--0.00%
      5,500      BAU HOLDING AG. ....................        207
                                                          ------
 HOLDING AND OTHER INVESTMENT OFFICES--0.00%
     74,530      APARTMENT INVESTMENT &
                  MANAGEMENT CO SERIES E ............      2,758

                       See notes to financial statements.
                                                                              15

                                                         VALUE
  SHARES                                                 (000)
  ------                                                --------
 HOLDING AND OTHER INVESTMENT OFFICES--(CONTINUED)
     18,432      KIMCO REALTY CORP SERIES D .........    $   477
     23,313      PRIME RETAIL, INC ..................        304
                                                         -------
                                                           3,539
                                                         -------
 INSTRUMENTS AND RELATED PRODUCTS--0.00%
    816,100(degree)FRESENIUS MEDICAL CARE (CLASS D) .         24
                                                         -------
 INSURANCE AGENTS, BROKERS AND SERVICE--0.01%
     15,000      MARSCHOLLER LAUT UND PARTNER .......      8,555
                                                         -------
 INSURANCE CARRIERS--0.01%
    106,672      AETNA, INC SERIES C ................      8,114
     15,700      AXA COLONIA KONZERN AG. ............      1,602
                                                         -------
                                                           9,716
                                                         -------
 METAL MINING--0.00%
     65,532      VALE DO RIO DOCE
                  NAVEGACAO S.A. SERIES A ...........        841
                                                         -------
 NONDEPOSITORY INSTITUTIONS--0.00%
     23,604      INTERNATIONALE NEDERLANDEN
                  GROEP NV ..........................        111
                                                         -------
 OIL AND GAS EXTRACTION--0.00%
  9,087,000      PETROBRAS S.A. .....................      1,030
                                                         -------
 PAPER AND ALLIED PRODUCTS--0.00%
      1,670      KONINKLIJKE NV .....................          7
                                                         -------
 PRIMARY METAL INDUSTRIES--0.00%
  1,600,000      MET GERDAU S.A. ....................         26
     44,800      USINAS SIDERGIACAS DE MINAS GERAIS .         99
                                                         -------
                                                             125
                                                         -------
 PRINTING AND PUBLISHING--0.02%
  4,020,887      NEWS CORP LTD (LTD-VOTE) ...........     24,491
                                                         -------
 REAL ESTATE--0.00%
     18,300      PRICE ENTERPRISES, INC .............        253
                                                         -------
 RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS--0.01%
    132,287      SEALED AIR CORP (CLASS A) ..........      6,862
                                                         -------
 STONE, CLAY, AND GLASS PRODUCTS--0.00%
        679      DYCKERHOFF ZEMENTWERKE AG. .........        188
                                                         -------
 TRANSPORTATION EQUIPMENT--0.00%
        900      MAN AG. (NON-VOTE) .................        182
     53,400      RHEINMETALL AG. ....................      1,003
     33,000      VOLKSWAGEN AG. .....................      1,644
                                                         -------
                                                           2,829
                                                         -------
               TOTAL PREFERRED STOCK
                (Cost $92,420) ......................    156,129
                                                         -------
COMMON STOCK--98.47%
 AGRICULTURAL PRODUCTION- CROPS--0.02%
     14,872(degree)AGRITOPE, INC ....................         20
        509      DELTA & PINE LAND CO ...............         19
    911,000      GOLDEN HOPE PLANTATIONS BERHAD .....        688
     15,900      KORN-OG FODERSTOF KOMPAGNIET AS ....        298
    693,963      PIONEER-HI-BRED INTERNATIONAL, INC .     18,737
                                                         -------
                                                          19,762
                                                         -------
 AGRICULTURAL SERVICES--0.00%
    110,700(degree)CADIZ, INC .......................        844
     65,100      CRESUD SACIFYA .....................         78
     87,400(degree)VETERINARY CENTERS OF AMERICA, INC      1,743
                                                         -------
                                                           2,665
                                                         -------
 AMUSEMENT AND RECREATION SERVICES--0.12%
     52,576(degree)AMERICAN SKIING CO ...............        404
    218,400(degree)AMF BOWLING, INC .................      1,119
    125,500(degree)ANCHOR GAMING CO .................      7,075
    186,500(degree)ARGOSY GAMING CORP ...............        501
     10,629(degree)BALLY TOTAL FITNESS HOLDINGS CORP         264
    258,645(degree)BOYD GAMING CORP .................        857
     12,600(degree)CHAMPIONSHIP AUTO RACING TEAMS, INC   $   373
      4,800      CHURCHILL DOWNS, INC ...............        158
      1,800      DOVER DOWNS ENTERTAINMENT, INC .....         22
  1,199,162(degree)EMI GROUP PLC                           8,021
      2,100(degree)FAMILY GOLF CENTERS, INC .........         41
     85,400(degree)FLORIDA PANTHERS HOLDINGS, INC ...        795
  3,283,771      GRANADA GROUP LTD (CLASS A) ........     58,050
    268,000(degree)GRAND CASINOS, INC ...............      2,161
  1,591,673(degree)HARRAH'S ENTERTAINMENT, INC ......     24,969
      1,600(degree)HOLLYWOOD PARK, INC ..............         13
      2,700(degree)INTERNATIONAL SPEEDWAY CORP (CLASS A)     109
      2,750(degree)ISLE OF CAPRI CASINOS, INC .......         11
  1,324,950      MAGNUM CORP BERHAD .................        398
     26,527(degree)MIRAGE RESORT, INC ...............        396
  1,217,700(degree)MULTI-PURPOSE HOLDINGS BERHAD ....        229
     48,760(degree)PENN NATIONAL GAMING, INC ........        341
     14,000(degree)PLAYERS INTERNATIONAL, INC .......         87
     58,592(degree)PREMIER PARKS, INC ...............      1,772
     57,934(degree)PRESIDENT CASINOS, INC ...........         69
    268,101(degree)RIO HOTEL & CASINO, INC ..........      4,256
        700      SANKYO CO LTD ......................         12
        659(degree)SCIENTIFIC GAMES HOLDINGS CORP ...         12
    172,250(degree)SFX ENTERTAINMENT, INC (CLASS A) .      9,452
        400(degree)SPEEDWAY MOTORSPORTS, INC ........         11
  1,414,673(degree)STAR CITY HOLDINGS LTD ...........      1,252
    144,897(degree)STATION CASINOS, INC .............      1,186
    864,400      TABCORP HOLDINGS LTD ...............      5,302
    256,000      TOKYO DOME CORP ....................      1,366
    380,000      TOKYO TOKEIBA CO LTD ...............        556
    226,600(degree)WESTWOOD ONE, INC ................      6,911
                                                         -------
                                                         138,551
                                                         -------
 APPAREL AND ACCESSORY STORES--0.51%
     51,423(degree)ABERCROMBIE & FITCH CO (CLASS A) .      3,638
     95,600(degree)AMERICAN EAGLE OUTFITTERS, INC ...      6,369
    187,202(degree)ANN TAYLOR STORES CORP ...........      7,383
      2,400(degree)BEBE STORES, INC .................         85
    297,330      BROWN GROUP, INC ...................      5,222
    112,450(degree)BUCKLE, INC ......................      2,699
      1,024      BURLINGTON COAT FACTORY
                  WAREHOUSE CORP ....................         17
    301,200      CATO CORP (CLASS A) ................      2,965
      8,600(degree)CHARMING SHOPPES, INC ............         37
     68,600(degree)CHILDRENS PLACE RETAIL STORES ....      1,724
        700      CLAIRE'S STORES, INC ...............         14
    108,618      CLAIRE'S STORES, INC (CLASS A) .....      2,227
    176,100      DEB SHOPS, INC .....................      2,642
    127,401(degree)DOUGLAS HOLDINGS AG. .............      7,725
     10,040(degree)DOUGLAS HOLDINGS AG. NEW .........        543
    114,700(degree)DRESS BARN, INC ..................      1,742
      4,184(degree)EDISON BROTHERS STORES WTS 09/26/05         1
        400(degree)FINISH LINE, INC (CLASS A) .......          3
    259,169(degree)FOOTSTAR, INC ....................      6,479
        600(degree)GADZOOKS, INC ....................          5
  3,693,088      GAP, INC ...........................    207,736
    435,800(degree)GENESCO, INC .....................      2,479
    250,000(degree)GOODYS FAMILY CLOTHING, INC ......      2,508
    227,300(degree)GYMBOREE CORP ....................      1,449
    546,645      HENNES & MAURITZ AB SERIES B .......     44,644
    418,283      INTIMATE BRANDS, INC (CLASS A) .....     12,496
      1,550(degree)JUST FOR FEET, INC ...............         27
  3,129,695      LIMITED, INC .......................     91,152
    342,450(degree)MENS WAREHOUSE, INC ..............     10,873
    195,022      NORDSTROM, INC .....................      6,765
     53,500(degree)NORTH FACE, INC ..................        696
    109,650(degree)PACIFIC SUNWEAR CALIFORNIA, INC ..      1,796
        200(degree)PAUL HARRIS STORES, INC ..........          2
    334,543(degree)PAYLESS SHOESOURCE, INC ..........     15,849
    183,600(degree)PETRIE STORES CORP (LIQUIDATING TRUST)    379
    893,800      ROSS STORES, INC ...................     35,193

                       See notes to financial statements.

                                                         VALUE
  SHARES                                                 (000)
  ------                                                --------
 APPAREL AND ACCESSORY STORES--(CONTINUED)
      3,938      SALAMANDER AG. .....................    $   709
        500      SHIMAMAURA CO LTD ..................         23
        800(degree)STAGE STORES, INC ................          8
    248,100(degree)STEIN MART, INC ..................      1,729
     95,403(degree)SYMS CORP ........................        859
      1,000      TALBOTS, INC .......................         31
  3,307,566      TJX COS, INC .......................     95,919
      7,800(degree)URBAN OUTFITTERS, INC ............        132
    142,100(degree)WET SEAL, INC (CLASS A) ..........      4,290
                                                         -------
                                                         589,264
                                                         -------
 APPAREL AND OTHER TEXTILE PRODUCTS--0.15%
    198,000      AOYAMA TRADING CO LTD ..............      5,547
    124,768      AUTHENTIC FITNESS CORP .............      2,277
  5,579,300      BENETTON GROUP S.P.A. ..............     11,266
     79,240(degree)COLUMBIA SPORTSWEAR CO ...........      1,337
      1,900(degree)CYRK, INC ........................         14
    215,400(degree)DONNA KARAN INTERNATIONAL, INC ...      1,642
         17      ESCADA AG. (STAMM) .................          3
    982,837(degree)FRUIT OF THE LOOM, INC (CLASS A) .     13,575
    201,000      GUNZE LTD ..........................        485
      4,430(degree)HARTMARX CORP ....................         25
  1,454,703(degree)JONES APPAREL GROUP, INC .........     32,094
    258,390      KELLWOOD CO ........................      6,460
  2,761,000      KURARAY CO LTD .....................     30,523
    745,700      LIZ CLAIBORNE, INC .................     23,536
    555,200(degree)NAUTICA ENTERPRISES, INC .........      8,328
    133,000      ONWARD KASHIYMA CO LTD .............      1,790
    218,600      OSHKOSH B'GOSH, INC (CLASS A) ......      4,413
     97,800      OXFORD INDUSTRIES, INC .............      2,763
     13,193    x(degree)PARAGON TRADE BRANDS, INC ...         28
    395,033      PHILLIPS VAN HEUSEN CORP ...........      2,839
      4,523      PILLOWTEX CORP .....................        121
      1,000(degree)POLO RALPH LAUREN CORP ...........         19
    233,363(degree)QUIKSILVER, INC ..................      7,001
    396,100(degree)RENOWN, INC ......................        246
    233,000      TOKYO STYLE CO LTD .................      2,363
     11,400(degree)TOMMY HILFIGER CORP ..............        684
    152,869      VF CORP ............................      7,166
    452,000      WACOAL CORP ........................      5,822
     80,699      WARNACO GROUP, INC (CLASS A) .......      2,038
                                                         -------
                                                         174,405
                                                         -------
 AUTO REPAIR, SERVICES AND PARKING--0.05%
    596,683(degree)AVIS RENT A CAR, INC .............     14,432
      8,001(degree)BUDGET GROUP, INC ................        127
  1,479,000      COMFORT GROUP LTD ..................        533
    396,618(degree)DOLLAR THRIFTY AUTOMOTIVE GROUP, INC    5,106
    330,865      HERTZ CORP (CLASS A) ...............     15,096
     54,364      IMPERIAL HOLDINGS LTD ..............        333
    217,457      MIDAS, INC .........................      6,768
     61,770(degree)NATIONAL AUTO CREDIT, INC ........         56
    710,967      ROLLINS TRUCK LEASING CORP .........     10,487
    106,352      RYDER SYSTEM, INC ..................      2,765
                                                         -------
                                                          55,703
                                                         -------
 AUTOMOTIVE DEALERS AND SERVICE STATIONS--0.03%
     88,400      AUTOBACS SEVEN CO LTD ..............      2,978
     52,200(degree)AUTOZONE, INC ....................      1,719
    271,800      CANADIAN TIRE, INC (CLASS A) .......      7,122
      2,300(degree)CIRCUIT CITY STORES, INC (CARMAX GROUP)    13
    152,800(degree)COPART, INC ......................      4,947
    244,300(degree)CSK AUTO CORP ....................      6,520
    118,198(degree)DISCOUNT AUTO PARTS, INC .........      2,593
    139,100(degree)GROUP 1 AUTOMOTIVE, INC ..........      3,617
    389,100      LEX SERVICE GROUP LTD ..............      2,473
    323,958      LONHRO AFRICA PLC ..................        299
     35,600(degree)OREILLY AUTOMOTIVE, INC ..........      1,682
      7,922      PENDRAGON PLC ......................         20
     27,920      PEP BOYS MANNY, MOE, & JACK CO .....        438
    259,100(degree)UNITED AUTO GROUP, INC ...........      2,380
      2,700(degree)WEST MARINE, INC .................         27
                                                         -------
                                                          36,828
                                                         -------
 BUILDING MATERIALS AND GARDEN SUPPLIES--0.70%
    495,580      CRH PLC ............................      8,571
    110,400(degree)EAGLE HARDWARE & GARDEN, INC .....      3,588
        800      FASTENAL CO ........................         35
 10,806,572      HOME DEPOT, INC ....................    661,227
    236,000      HONG LEONG INDUSTRIES BERHAD .......        104
  2,374,254      LOWES COS, INC .....................    121,532
    529,186      MEYER INTERNATIONAL PLC ............      3,038
     72,202      PORTLAND VALDERRIVAS S.A. ..........      2,955
        900(degree)TRACTOR SUPPLY CO ................         22
  1,878,189      WOLSELEY PLC .......................     11,875
                                                         -------
                                                         812,947
                                                         -------
 BUSINESS SERVICES--5.83%
        100(degree)3DO CO ...........................          0
     90,500      AARON RENTS, INC ...................      1,369
    136,300(degree)ABACUS DIRECT CORP ...............      6,202
      3,100      ABM INDUSTRIES, INC ................        107
    115,300(degree)ABR INFORMATION SERVICES, INC ....      2,263
    611,300(degree)ACCLAIM ENTERTAINMENT, INC .......      7,488
     25,454(degree)ACKERLEY GROUP, INC ..............        465
    945,879(degree)ACNEILSEN CORP ...................     26,721
      1,900(degree)ACTIVISION, INC ..................         21
    206,120(degree)ACXIOM CORP ......................      6,390
    218,500      ADECCO S.A. ADR ....................     12,618
     56,954(degree)ADECCO S.A. (BR) .................     25,999
        300(degree)ADMINSTAFF, INC ..................          8
    465,644      ADOBE SYSTEMS, INC .................     21,769
     12,500(degree)ADVANTAGE LEARNING SYSTEMS, INC ..        822
     80,300(degree)ADVENT SOFTWARE, INC .............      3,784
    370,530     (degree)ADVO, INC ...................      9,773
        600     (degree)AFFILIATED COMPUTER SERVICES, INC
                  (CLASS A) .........................         27
     13,700(degree)ALTERNATIVE RESOURCES CORP .......        146
      2,200(degree)ALYDAAR SOFTWARE CORP ............         18
  3,220,000      AMERICA ONLINE, INC ................    515,200
    712,125     (degree)AMERICAN MANAGEMENT SYSTEMS, INC  28,485
     17,500     (degree)AMERICAN SOFTWARE, INC (CLASS A)      37
    224,400      ANALYSTS INTERNATIONAL CORP ........      4,320
     65,000(degree)ANSWERTHINK CONSULTING GROUP .....      1,747
     78,000      ANTAH HOLDINGS BERHAD ..............         11
    168,200(degree)APAC TELESERVICES, INC ...........        636
     69,100(degree)ARIS CORP ........................        825
  3,980,087(degree)ASCEND COMMUNICATIONS, INC .......    261,691
     24,200(degree)ASPECT DEVELOPMENT, INC ..........      1,072
      2,100(degree)ASPEN TECHNOLOGY, INC ............         30
      4,300(degree)AT HOME CORP SERIES A ............        319
    701,000      AUTODESK, INC ......................     29,924
  1,658,503      AUTOMATIC DATA PROCESSING, INC .....    132,991
    605,800(degree)AVANT CORP .......................      9,693
     75,300(degree)AVT CORP .........................      2,184
      3,000(degree)AWARE, INC .......................         82
      7,900(degree)AXENT TECHNOLOGIES, INC ..........        241
     11,051(degree)AZTEC TECHNOLOGY PARTNERS, INC ...         40
     20,514(degree)BA MERCHANT SERVICES, INC (CLASS A)       413
      4,400(degree)BANYAN SYSTEMS, INC ..............         39
      2,500(degree)BEA SYSTEMS, INC .................         31
    199,000(degree)BILLING CONCEPTS CORP ............      2,189
      6,100(degree)BISYS GROUP, INC .................        315
  1,611,100(degree)BMC SOFTWARE, INC ................     71,795
     61,600(degree)BOOLE & BABBAGE, INC .............      1,813
    207,900(degree)BORG-WARNER SECURITY CORP ........      3,898
     64,500(degree)BORON, LEPORE & ASSOCIATES, INC ..      2,225
        240(degree)BRC HOLDINGS, INC ................          5
    494,300(degree)BUILDING ONE SERVICE .............     10,319
      2,200(degree)CACI INTERNATIONAL, INC (CLASS A)          37

                       See notes to financial statements.

                                                         VALUE
  SHARES                                                 (000)
  ------                                                --------
 BUSINESS SERVICES--(CONTINUED)
    269,274(degree)CADENCE DESIGN SYSTEMS, INC ......    $ 8,011
      5,100(degree)CAMBRIDGE TECHNOLOGY PARTNERS, INC        113
    269,350(degree)CAP GEMINI S.A. ..................     43,251
  1,600,000      CAPITA GROUP PLC ...................     14,788
     83,400(degree)CARIBINER INTERNATIONAL, INC .....        761
    206,362(degree)CATALINA MARKETING CORP ..........     14,110
        200(degree)CCC INFORMATION SERVICES GROUP, INC         3
        948(degree)CDI CORP .........................         19
     47,900(degree)CELLULAR TECHNICAL SERVICES CO ...         16
        500(degree)CENTURY BUSINESS SERVICES, INC ...          7
    607,326(degree)CERIDIAN CORP ....................     42,399
    430,000(degree)CERNER CORP ......................     11,503
    209,600(degree)CHECKFREE HOLDINGS CORP ..........      4,899
      4,200      CHEMED CORP ........................        141
    180,829(degree)CHOICEPOINT, INC .................     11,663
    404,900(degree)CIBER, INC .......................     11,312
    155,135(degree)CITRIX SYSTEMS, INC ..............     15,058
     41,400(degree)CLARIFY, INC .....................      1,012
        150(degree)CMGI, INC ........................         16
        200(degree)CNET, INC ........................         11
     51,574(degree)COMDISCO, INC ....................        870
    158,587(degree)COMPLETE BUSINESS SOLUTIONS, INC .      5,372
  3,757,805      COMPUTER ASSOCIATES INTERNATIONAL, INC  160,176
    632,200(degree)COMPUTER HORIZONS CORP ...........     16,832
     40,200     (degree)COMPUTER MANAGEMENT SCIENCES, INC    698
  1,778,133     (degree)COMPUTER SCIENCES CORP ......    114,578
    330,919      COMPUTER TASK GROUP, INC ...........      8,976
  1,613,600(degree)COMPUWARE CORP ...................    126,063
    213,100(degree)CONCORD COMMUNICATIONS, INC ......     12,093
    143,500(degree)COREL CORP .......................        570
     15,300(degree)CORSAIR COMMUNICATIONS, INC ......         77
    163,300(degree)CORT BUSINESS SERVICES CORP ......      3,960
     60,100(degree)COTELLIGENT, INC .................      1,281
    295,000(degree)CREATIVE TECHNOLOGY LTD ..........      4,166
    432,600(degree)CSG SYSTEMS INTERNATIONAL, INC ...     34,175
    242,000      CSK CORP ...........................      5,578
      4,894(degree)CYBERGUARD CORP ..................         10
      2,400(degree)DAOU SYSTEMS, INC ................         15
     53,800      DASSAULT SYSTEMS S.A. ..............      2,530
        338(degree)DATA BROADCASTING CORP ...........          6
     42,900(degree)DATA DIMENSIONS, INC .............        367
     29,000(degree)DATA PROCESSING RESOURCES CORP ...        848
    252,900(degree)DATASTREAM SYSTEMS, INC ..........      2,908
      1,800(degree)DATAWORKS CORP ...................         19
     15,385(degree)DBT ONLINE, INC ..................        384
      1,100(degree)DECISIONONE HOLDINGS CORP ........          5
     14,400(degree)DELTEK SYSTEMS, INC ..............        243
    218,600(degree)DENDRITE INTERNATIONAL, INC ......      5,458
      3,000(degree)DIGITAL LIGHTWAVE, INC ...........          7
     63,300(degree)DOCUMENTUM, INC ..................      3,383
    202,738(degree)DST SYSTEMS, INC .................     11,569
        500(degree)EARTHLINK NETWORK, INC ...........         29
      2,600(degree)ELECTRO RENT CORP ................         42
    432,200(degree)ELECTRONIC ARTS, INC .............     24,257
  3,413,733      ELECTRONIC DATA SYSTEMS CORP .......    171,540
    427,500(degree)ELECTRONICS FOR IMAGING, INC .....     17,180
    185,000(degree)EMPLOYEE SOLUTIONS, INC ..........        474
     99,400(degree)ENGINEERING ANIMATION, INC .......      5,368
    347,429(degree)ENVOY CORP .......................     20,238
  1,709,198      EQUIFAX, INC .......................     58,433
    118,291(degree)EXCITE, INC ......................      4,976
     50,300(degree)FACTSET RESEARCH SYSTEMS, INC ....      3,106
    142,342      FAIR ISSAC & CO, INC ...............      6,574
     12,000(degree)FILENET CORP .....................        138
     81,000(degree)FIREARMS TRAINING SYSTEMS, INC ...        114
  2,574,668      FIRST DATA CORP ....................     81,585
     19,762(degree)FISERV, INC ......................      1,017
    136,900(degree)FORE SYSTEMS, INC ................      2,507
        200(degree)FORRESTER RESEARCH, INC ..........          9
      4,700(degree)FORTE SOFTWARE, INC ..............         28
    328,700(degree)GENERAL MAGIC, INC ...............      1,654
    167,600     (degree)GENESYS TELECOMMUNICATIONS
                  LABORATORIES, INC .................      3,729
    309,700(degree)GEOTEL COMMUNICATIONS CORP .......     11,536
    332,495      GERBER SCIENTIFIC, INC .............      7,918
    460,970      GETRONICS NV .......................     22,843
      1,800(degree)GETTY IMAGES, INC ................         31
      8,472(degree)GRANDE HOLDINGS WTS 10/15/00 .....          0
     12,700(degree)GREAT PLAINS SOFTWARE, INC .......        613
    142,300(degree)GT INTERACTIVE SOFTWARE CORP .....        712
    689,979(degree)GTECH HOLDINGS CORP ..............     17,681
      1,150(degree)HARBINGER CORP ...................          9
     21,900      HAW PAR CORP LTD ...................         25
  4,446,223      HBO & CO ...........................    127,551
      6,300(degree)HCIA, INC ........................         27
      5,600(degree)HEALTH MANAGEMENT SYSTEMS, INC ...         44
    357,800(degree)HNC SOFTWARE .....................     14,469
     23,975(degree)HYPERION SOLUTIONS CORP ..........        432
      4,000(degree)I2 TECHNOLOGIES, INC .............        122
     16,300(degree)ICON CMT CORP ....................        261
     24,800(degree)IKOS SYSTEMS, INC ................         90
    783,482(degree)IMATION CORP .....................     13,711
    344,150(degree)IMRGLOBAL CORP ...................     10,131
  1,503,119      IMS HEALTH, INC ....................    113,392
     76,000(degree)INCHCAPE MARKETING SERVICES ......         41
     45,100(degree)INDUS INTERNATIONAL, INC .........        316
      2,000(degree)INDUSTRI-MATEMATIK INTERNATIONAL CORP      10
      3,000      INES CORP ..........................         27
      2,900(degree)INFORMATION RESOURCES, INC .......         30
  1,734,900(degree)INFORMIX CORP ....................     17,132
      3,000(degree)INFOSEEK CORP ....................        148
     47,400(degree)INFOUSA, INC (CLASS A) ...........        231
     76,500(degree)INFOUSA, INC (CLASS B) ...........        402
    113,537(degree)INPRISE CORP .....................        624
        500(degree)INSO CORP ........................         13
     12,450(degree)INSPIRE INSURANCE SOLUTIONS, INC .        229
      3,500(degree)INSURANCE AUTO AUCTIONS, INC .....         42
        500(degree)INTEGRATED SYSTEMS, INC ..........          7
     72,300(degree)INTELLIGROUP, INC ................      1,292
      1,265(degree)INTERGRAPH CORP ..................          7
    256,100(degree)INTERIM SERVICES, INC ............      5,986
    315,000(degree)INTERNATIONAL NETWORK SERVICES ...     20,948
    223,300(degree)INTERNATIONAL TELECOMMUNICATIONS .      3,294
     61,900      INTERPOOL, INC .....................      1,037
  1,203,400      INTERPUBLIC GROUP OF COS, INC ......     95,971
        400(degree)INTUIT, INC ......................         29
      2,200(degree)ISS GROUP, INC ...................        121
     40,500      ISS INTERNATIONAL SERVICE
                  SYSTEM AS SERIES B ................      2,634
    658,800(degree)J.D. EDWARDS & CO ................     18,693
        600      JACK HENRY & ASSOCIATES, INC .......         30
    168,600(degree)JDA SOFTWARE GROUP, INC ..........      1,633
    935,855(degree)KEANE, INC .......................     37,376
    260,715      KELLY SERVICES, INC (CLASS A) ......      8,278
     44,550(degree)KEPPEL LAND WTS 12/12/00 .........         11
    113,700      KONAMI CO LTD ......................      3,296
    141,050(degree)LABOR READY, INC .................      2,777
    306,188      LAGARDERE S.C.A. ...................     13,018
  1,217,409(degree)LEARNING CO, INC .................     31,577
     84,800(degree)LEASING SOLUTIONS, INC ...........        345
     18,400(degree)LEGATO SYSTEMS, INC ..............      1,213
    164,100(degree)LHS GROUP, INC ...................      8,472
      6,676(degree)LYCOS, INC .......................        371
     72,224(degree)M-WEB HOLDINGS LTD ...............        128
    110,697(degree)MACNEAL-SCHWENDLER CORP ..........        775
     61,200(degree)MACROMEDIA, INC ..................      2,062
     63,400(degree)MANHATTAN ASSOCIATES, INC ........      1,728

                       See notes to financial statements.

                                                         VALUE
  SHARES                                                 (000)
  ------                                                --------
 BUSINESS SERVICES--(CONTINUED)
  1,280,700      MANPOWER, INC ......................    $32,258
     20,676(degree)MANUGISTICS GROUP, INC ...........        258
    198,700(degree)MAPICS, INC ......................      3,279
    133,700(degree)MARCAM SOLUTIONS CORP ............        836
      1,200(degree)MASTECH CORP .....................         34
     20,700      MCGRATH RENTCORP ...................        455
      1,100(degree)MEDICAL MANAGER CORP .............         35
    377,300(degree)MEDQUIST, INC ....................     14,903
    472,800(degree)MEITEC CORP ......................     11,820
  1,037,600(degree)MENTOR GRAPHICS CORP .............      8,820
     14,700(degree)MERCURY INTERACTIVE CORP .........        930
    103,000      MERKANTILDATA ASA ..................      1,014
    348,650(degree)METAMOR WORLDWIDE, INC ...........      8,716
    141,500(degree)METRO INFORMATION SERVICES, INC ..      4,245
      3,730(degree)MICRO FOCUS GROUP PLC ADR ........         35
    193,300(degree)MICROMUSE, INC ...................      3,769
 14,446,473(degree)MICROSOFT CORP ...................  2,003,545
        878(degree)MIDWAY GAMES, INC ................         10
     18,000(degree)MINDSPRING ENTERPRISES, INC ......      1,099
    518,900      MISYS PLC ..........................      3,779
     51,400(degree)MOBIUS MANAGEMENT SYSTEMS, INC ...        765
     42,500(degree)MODIS PROFESSIONAL SERVICES ......        616
     40,400      NAMCO LTD ..........................        813
    313,100      NATIONAL COMPUTER SYSTEMS, INC .....     11,585
    462,555      NATIONAL DATA CORP .................     22,521
    139,400(degree)NCO GROUP, INC ...................      6,273
        337(degree)NCR CORP .........................         14
     58,430(degree)NETMANAGE, INC ...................        108
     34,191(degree)NETSCAPE COMMUNICATIONS CORP .....      2,077
      3,600(degree)NETSPEAK CORP ....................         41
    486,600(degree)NETWORK APPLIANCE, INC ...........     21,897
     64,700     (degree)NETWORK SOLUTIONS, INC (CLASS A)   8,468
    972,780     (degree)NETWORKS ASSOCIATES, INC ....     64,447
        900(degree)NEW ERA OF NETWORKS, INC .........         40
    191,900(degree)NEWBRIDGE NETWORKS CORP ..........      5,822
        406      NIELSEN MEDIA RESEARCH .............          7
      1,100      NORRELL CORP .......................         16
      1,300(degree)NORSTAN, INC .....................         23
        900(degree)NOVA CORP (GEORGIA) ..............         31
     73,100(degree)NOVACARE EMPLOYEE SERVICES, INC ..        393
    370,600(degree)NOVELL, INC ......................      6,717
      4,980(degree)NTT DATA COMMUNICATIONS SYSTEM CORP    24,767
    221,200     (degree)OBJECTIVE SYSTEMS INTEGRATORS, INC 1,023
     32,200     (degree)ODS NETWORKS, INC ...........         97
    380,194      OLSTEN CORP ........................      2,804
  1,731,700      OMNICOM GROUP, INC .................    100,439
     27,500(degree)ON ASSIGNMENT, INC ...............        949
        900(degree)ONSALE, INC ......................         36
      3,500(degree)OPEN MARKET, INC .................         41
  6,197,037(degree)ORACLE CORP ......................    267,247
     35,450(degree)OUTDOOR SYSTEMS, INC .............      1,064
  1,979,346(degree)PARAMETRIC TECHNOLOGY CORP .......     32,164
    715,853      PAYCHEX, INC .......................     36,822
    115,600(degree)PAYMENTECH, INC ..................      2,139
    149,400(degree)PEGASUS SYSTEMS, INC .............      5,378
     55,700(degree)PEGASYSTEMS, INC .................        232
     71,100(degree)PEOPLESOFT, INC ..................      1,346
     47,300(degree)PEREGRINE SYSTEMS, INC ...........      2,194
     11,000(degree)PERITUS SOFTWARE SERVICES, INC ...          7
    544,048(degree)PERSONNEL GROUP OF AMERICA, INC ..      9,521
      4,500(degree)PHOENIX TECHNOLOGIES LTD .........         39
    111,200    #(degree)PHYSICIAN COMPUTER NETWORK, INC        3
     78,815(degree)PINKERTONS, INC ..................      1,680
    596,800      PITTSTON BRINKS GROUP CO ...........     19,023
      2,200(degree)PLATINUM SOFTWARE CORP ...........         28
    637,000(degree)PLATINUM TECHNOLOGY, INC .........     12,183
    482,600(degree)POLICY MANAGEMENT SYSTEMS CORP ...     24,371
        100(degree)PRECISION RESPONSE CORP ..........          1
      1,300(degree)PREVIEW TRAVEL, INC ..............         24
      2,279(degree)PRIMARK CORP .....................         62
    318,400(degree)PROGRESS SOFTWARE CORP ...........     10,746
    111,000(degree)PROJECT SOFTWARE & DEVELOPMENT, INC     3,719
    103,396      PROSEGUR COMPANIA DE SEGURIDAD S.A.       1,208
        800(degree)PSINET, INC ......................         17
      6,200(degree)QAD, INC .........................         22
     47,300(degree)QRS CORP .........................      2,270
    123,200(degree)QUADRAMED CORP ...................      2,526
     25,600(degree)QUINTEL COMMUNICATIONS ...........         48
        700(degree)RADIANT SYSTEMS, INC .............          5
      3,500(degree)RADISYS CORP .....................        105
    889,023(degree)RATIONAL SOFTWARE CORP ...........     23,559
    134,900(degree)REALNETWORKS, INC ................      4,840
     86,800(degree)REMEDY CORP ......................      1,210
     59,800(degree)REMEDYTEMP, INC (CLASS A) ........        904
     86,193(degree)RENT WAY, INC ....................      2,096
    226,919(degree)RENTAL SERVICE CORP ..............      3,560
    243,800(degree)RENTERS CHOICE, INC ..............      7,741
  7,901,020      RENTOKIL INITIAL PLC ...............     59,550
    822,850(degree)ROBERT HALF INTERNATIONAL, INC ...     36,771
    315,414      ROLLINS, INC .......................      5,520
    642,053(degree)ROMAC INTERNATIONAL, INC .........     14,286
  4,223,145      RUETERS GROUP PLC ..................     44,337
  1,023,900(degree)SABRE GROUP HOLDINGS, INC ........     45,564
    499,058(degree)SAFETY-KLEEN CORP ................      7,049
     19,100(degree)SANCHEZ COMPUTER ASSOCIATES, INC .        559
      6,100(degree)SANTA CRUZ OPERATION, INC ........         27
    162,200      SAP AG. ............................     70,115
    161,400(degree)SAPIENT CORP .....................      9,038
      2,500(degree)SEATTLE FILMWORKS, INC ...........         12
    272,300      SECOM CO LTD .......................     22,595
    471,600      SECURITAS AB SERIES B FREE .........      7,331
    219,412      SEI INVESTMENT CO ..................     21,804
    261,200      SHARED MEDICAL SYSTEMS CORP ........     13,027
    928,817(degree)SIEBEL SYSTEMS, INC ..............     31,522
  2,243,900      SIME DARBY BERHAD ..................      1,802
    478,200(degree)SITEL CORP .......................      1,166
        500(degree)SNYDER COMMUNICATIONS, INC .......         17
    466,700(degree)SOFTWARE AG. SYSTEMS, INC ........      8,459
     29,512(degree)SOFTWARE PUBLISHING CORP HOLDINGS, INC     32
     62,200(degree)SOS STAFFING SERVICES, INC .......        451
    597,934      SOTHEBYS HOLDINGS, INC (CLASS A) ...     19,134
    118,700     (degree)SPR, INC ....................      2,048
     69,100(degree)SS&C TECHNOLOGIES, INC                    855
    299,700(degree)STAFFMARK, INC ...................      6,706
     10,633(degree)STERLING COMMERCE, INC ...........        478
  1,159,038(degree)STERLING SOFTWARE, INC ...........     31,366
     19,500     (degree)STRUCTURAL DYNAMICS RESEARCH CORP    388
  2,379,700     (degree)SUN MICROSYSTEMS, INC .......    203,762
     25,000(degree)SUNGARD DATA SYSTEMS, INC ........        992
     11,700(degree)SUNQUEST INFORMATION SYSTEMS, INC         165
    916,355(degree)SYBASE, INC ......................      6,787
    209,700(degree)SYKES ENTERPRISES, INC ...........      6,396
    129,600(degree)SYMANTEC CORP ....................      2,819
      3,867(degree)SYNOPSYS, INC ....................        210
    111,850(degree)SYNTEL, INC ......................      1,265
      5,464     (degree)SYSTEM SOFTWARE ASSOCIATES, INC       38
    470,432     (degree)SYSTEMS & COMPUTER TECHNOLOGY CORP 6,468
     54,400(degree)SYSTEMSOFT CORP ..................         10
     28,400(degree)TCSI CORP ........................         59
      2,450(degree)TECHNOLOGY SOLUTIONS CO ..........         26
      1,400(degree)TELESPECTRUM WORLDWIDE, INC ......         14
     55,600(degree)TELETECH HOLDINGS, INC ...........        570
     84,000(degree)TIETO CORP (CLASS B) .............      3,766
    190,700(degree)TMP WORLDWIDE, INC ...............      8,009
  3,563,000      TOKYU CORP .........................      9,381
    106,199      TOTAL SYSTEM SERVICES, INC .........      2,496
     37,700      TRANS COSMOS .......................      1,063

                       See notes to financial statements.

                                                         VALUE
  SHARES                                                 (000)
  ------                                                --------
 BUSINESS SERVICES--(CONTINUED)
    370,800(degree)TRANSACTION SYSTEM ARCHITECTURE ..    $18,540
        100(degree)TRANSITION SYSTEMS, INC ..........          2
    319,300      TRUE NORTH COMMUNICATIONS, INC .....      8,581
    473,117(degree)UNITED RENTALS, INC ..............     15,672
    224,050(degree)USWEB CORP .......................      5,909
    630,600(degree)VALASSIS COMMUNICATIONS, INC .....     32,555
      6,003(degree)VANSTAR CORP .....................         56
     65,200(degree)VANTIVE CORP .....................        522
      1,200(degree)VERIO, INC .......................         27
     33,200(degree)VERISIGN, INC ....................      1,963
    235,827(degree)VERITAS SOFTWARE CORP ............     14,135
    269,700(degree)VIASOFT, INC .....................      1,888
     47,800     #VIGLEN TECHNOLOGY (LITIGATION NOTE)           0
      5,000(degree)VINCAM GROUP, INC ................         88
     78,000(degree)VISIO CORP .......................      2,852
      1,500(degree)VOLT INFORMATION SCIENCES, INC ...         34
        100      WACKENHUT CORP SERIES A ............          3
    290,102      WACKENHUT CORP SERIES B ............      6,364
      3,200(degree)WALKER INTERACTIVE SYSTEMS, INC ..         22
     12,208(degree)WANG LABORATORIES, INC ...........        339
      6,673(degree)WANG LABORATORIES, INC WTS 07/02/01        70
    201,500(degree)WEST TELESERVICES CORP ...........      1,965
    111,800(degree)WESTAFF, INC .....................        699
  2,617,261      WHARF HOLDINGS LTD .................      3,817
    134,962    #(degree)WHARF HOLDINGS LTD WTS 12/31/99       11
      5,800(degree)WIND RIVER SYSTEMS, INC ..........        273
    110,000      WM-DATA AB SERIES B ................      4,695
    692,000      WPP GROUP PLC ......................      4,211
     57,200      XTRA CORP ..........................      2,367
    552,800(degree)YAHOO, INC .......................    130,979
    195,800(degree)YOUNG & RUBICAM, INC .............      6,339
                                                       ---------
                                                       6,781,914
                                                       ---------
 CHEMICALS AND ALLIED PRODUCTS--12.50%
 11,743,856      ABBOTT LABORATORIES CO .............    575,449
    221,600(degree)ADVANCED TISSUE SCIENCE CO .......        575
     79,647      AFRICAN OXYGEN LTD .................         95
     31,000      AGA AB SERIES A FREE ...............        411
    340,300      AGA AB SERIES B FREE ...............      4,471
    366,738(degree)AGOURON PHARMACEUTICALS, INC .....     21,546
    192,051      AGRIUM, INC ........................      1,688
    829,446      AIR PRODUCTS & CHEMICALS, INC ......     33,178
    849,480      AKZO NOBEL NV ......................     38,701
    144,806      ALBEMARLE CORP .....................      3,439
     22,700      ALBERTO CULVER CO (CLASS A) ........        573
    260,367      ALBERTO CULVER CO (CLASS B) ........      6,949
      1,000(degree)ALGOS PHARMACEUTICAL CORP ........         26
     85,200(degree)ALKERMES, INC ....................      1,890
     30,372     (degree)ALLERGAN SPECIALTY
                  THERAPEUTICS, INC (CLASS A) .......        283
    880,322      ALLERGAN, INC ......................     57,001
     26,200(degree)ALLIANCE PHARMACEUTICAL CORP .....         86
     22,900(degree)ALPHA BETA TECHNOLOGY, INC .......         16
     23,300      ALPHARMA, INC (CLASS A) ............        823
        600(degree)ALZA CORP ........................         31
 12,255,007      AMERICAN HOME PRODUCTS CORP ........    690,110
  2,078,700(degree)AMGEN, INC .......................    217,354
     77,500(degree)AMYLIN PHARMACEUTICALS, INC ......         39
        500(degree)APHTON CORP ......................          6
     84,349(degree)AQUILA BIOPHARMACEUTICALS, INC ...        327
  2,556,000      ASAHI CHEMICAL INDUSTRY CO LTD .....     12,213
  3,989,336      ASTRA AB SERIES A FREE .............     81,452
    385,066      ASTRA AB SERIES B FREE .............      7,838
    205,500(degree)AVIRON, INC ......................      5,317
  1,094,488      AVON PRODUCTS, INC .................     48,431
    159,859(degree)AXYS PHARMACEUTICALS, INC ........        939
  1,000,000(degree)BANYU PHARMACEUTICAL CO LTD ......     18,617
    166,800(degree)BARR LABORATORIES, INC ...........      8,006
  1,588,100      BASF AG. ...........................     60,641
  1,822,450      BAYER AG. ..........................     76,100
    135,200      BEIERSDORF AG. .....................      9,335
    730,200(degree)BIO-TECHNOLOGY GENERAL CORP ......      5,066
    904,700(degree)BIOGEN, INC ......................     75,090
     78,500(degree)BIOMATRIX, INC ...................      4,573
     90,648      BLOCK DRUG, INC (CLASS A) ..........      3,932
  2,167,918      BOC GROUP PLC ......................     31,002
      8,500(degree)BORDEN CHEMICALS & PLASTICS LTD ..         40
     79,050(degree)BOSTON LIFE SCIENCES, INC ........        257
  8,192,822      BRISTOL MYERS SQUIBB CO ............  1,096,302
    712,500      CABOT CORP .........................     19,905
    144,881      CALGON CARBON CORP .................      1,087
    115,600      CAMBREX CORP .......................      2,774
      1,000(degree)CARBIDE/GRAPHITE GROUP, INC ......         15
    240,573      CARTER WALLACE, INC ................      4,721
     82,500     #CARTER WALLACE, INC (CLASS B) ......      1,619
    184,300(degree)CELL GENESYS, INC ................      1,106
     91,799(degree)CELL PATHWAYS, INC ...............      2,020
     46,267(degree)CENTOCOR, INC ....................      2,088
    208,300(degree)CEPHALON, INC ....................      1,875
     60,400(degree)CHATTEM, INC .....................      2,892
    190,900      CHEMFIRST, INC .....................      3,770
    239,968(degree)CHIRON CORP ......................      6,284
  2,416,417(degree)CHIROSCIENCE GROUP PLC ...........     10,091
    262,000      CHUGAI PHARMACEUTICAL CO LTD .......      2,625
    219,500      CHURCH & DWIGHT CO, INC ............      7,888
      4,000      CIN-CORPARACAO INDUSTRIAL
                  DO NORTE S.A ......................        160
    232,174      CLOROX CO ..........................     27,121
  1,623,723      COLGATE PALMOLIVE CO ...............    150,803
      6,000(degree)COLUMBIA LABORATORIES, INC .......         18
      4,200(degree)COPLEY PHARMACEUTICAL, INC .......         44
    162,300(degree)COR THERAPEUTICS, INC ............      2,150
     11,100(degree)COULTER PHARMACEUTICAL, INC ......        333
     90,800(degree)CREATIVE BIOMOLECULES, INC .......        335
      1,695(degree)CRESCENDO PHARMACEUTICALS CORP ...         23
  1,154,000(degree)CROMPTON & KNOWLES CORP ..........     23,873
    150,000(degree)CYGNUS, INC ......................        731
    545,557(degree)CYTEC INDUSTRIES, INC ............     11,593
    280,582(degree)CYTOGEN CORP .....................        237
  1,431,000      DAICEL CHEMICAL INDUSTRIES LTD .....      4,263
    544,000      DAIICHI PHARMACEUTICAL CO LTD ......      9,206
    553,000      DAINIPPON INK & CHEMICAL, INC ......      1,515
    387,710(degree)DEGUSSA AG. ......................     21,311
    384,000      DENKI KAGKU KOGYO ..................        626
    377,440      DEXTER CORP ........................     11,866
     39,316      DIAGNOSTIC PRODUCTS CORP ...........      1,224
     18,507      DIAL CORP ..........................        534
  1,466,400      DOW CHEMICAL CO ....................    133,351
  9,730,626      DU PONT (E.I.) DE NEMOURS & CO .....    516,331
      1,900(degree)DURA PHARMACEUTICALS, INC ........         29
     27,100      DYNO INDUSTRIER AS .................        402
    176,700(degree)E-Z-EM, INC (CLASS A) ............      1,082
    231,367(degree)E-Z-EM, INC (CLASS B) ............      1,186
     42,548      EASTMAN CHEMICAL CO ................      1,904
    120,360(degree)ECOGEN, INC ......................        203
  1,000,500      ECOLAB, INC ........................     36,206
    188,036      EISAI CO LTD .......................      3,667
  1,027,191(degree)ELAN CORP PLC ADR ................     71,454
    119,049(degree)ELEMENTIS PLC ....................        165
    267,029      ELF SANOFI S.A. ....................     43,977
      7,700(degree)EMISPHERE TECHNOLOGIES, INC ......        120
      4,396(degree)ENZON, INC .......................         59
     21,563(degree)EPITOPE, INC .....................        127
     19,700      ETHYL CORP .........................        115
      9,000      FABRICA ESP DE PRODUCTO
                  QUIMICO Y FARM ....................        146
    581,171      FERRO CORP .........................     15,110
    750,267(degree)FMC CORP .........................     42,015

                       See notes to financial statements.

                                                         VALUE
  SHARES                                                 (000)
  ------                                                --------
 CHEMICALS AND ALLIED PRODUCTS--(CONTINUED)
        192(degree)FOREST LABORATORIES, INC .........    $    10
      6,000(degree)FRENCH FRAGRANCES, INC ...........         44
     38,200(degree)FUISZ TECHNOLOGIES LTD ...........        492
     21,656      FULLER (H.B.) CO ...................      1,042
        300(degree)GELTEX PHARMACEUTICALS, INC ......          7
        100(degree)GENENTECH, INC ...................          8
      5,600      GENERAL CHEMICAL GROUP, INC ........         78
    468,681(degree)GENSIA SICOR, INC ................      2,124
    850,800(degree)GENZYME CORP (GENERAL DIVISION) ..     42,327
     18,977(degree)GENZYME CORP (TISSUE REPAIR DIVISION)      43
    117,612(degree)GENZYME-MOLECULAR ONCOLOGY .......        382
    326,020      GEON CO ............................      7,498
    456,781      GEORGIA GULF CORP ..................      7,337
        100(degree)GILEAD SCIENCES, INC .............          4
 11,518,903      GLAXO WELLCOME PLC .................    396,335
    340,040(degree)GRACE W.R. & CO ..................      5,334
    327,600      GREAT LAKES CHEMICAL CORP ..........     13,104
    339,200      GREENCORE GROUP PLC ................      1,568
     12,300(degree)GUILFORD PHARMACEUTICALS, INC ....        175
    737,844      HANNA (M.A.) CO ....................      9,085
  1,568,100      HERCULES, INC ......................     42,927
      5,200(degree)HESKA CORP .......................         23
    451,700(degree)HUMAN GENOME SCIENCES, INC .......     16,064
        479      ICN PHARMACEUTICALS, INC ...........         11
      1,900(degree)ICOS CORP ........................         57
     49,400(degree)IDEC PHARMACEUTICALS CORP ........      2,322
     87,900(degree)IDEXX LABORATORIES, INC ..........      2,365
  1,397,937      IMC GLOBAL, INC ....................     29,881
     54,157(degree)IMC GLOBAL, INC WTS 12/22/00 .....         37
    232,000(degree)IMCLONE SYSTEMS, INC .............      2,103
    242,500(degree)IMMUCOR, INC .....................      2,122
    228,600(degree)IMMUNE RESPONSE CORP .............      2,486
    196,100(degree)IMMUNEX CORP .....................     24,672
    339,000(degree)IMMUNOMEDICS, INC ................      1,398
    845,026      IMPERIAL CHEMICAL INDUSTRY PLC .....      7,325
      1,300(degree)INHALE THERAPEUTIC SYSTEMS .......         43
    244,900(degree)INTERNATIONAL SPECIALTY PRODUCTS, INC   3,321
    145,600(degree)INTERNEURON PHARMACEUTICALS, INC .        478
  1,053,647      INTERNATIONAL FLAVORS &
                  FRAGRANCES, INC ...................     46,558
    158,000(degree)ISHIHARA SANGYO KAISHA LTD .......        259
     35,200(degree)ISIS PHARMACEUTICALS, INC ........        455
    731,259(degree)IVAX CORP ........................      9,095
 10,320,526      JOHNSON & JOHNSON CO ...............    865,634
    382,900      JONES PHARMACEUTICAL, INC ..........     13,976
     81,000      KAKEN PHARMACEUTICAL CO LTD ........        289
  1,510,000      KANEKA CORP ........................     11,338
    411,000      KANSAI PAINT CO LTD ................      1,195
  4,282,055      KAO CORP ...........................     96,801
    208,900      KEMIRA OY ..........................      1,506
     75,000(degree)KING PHARMACEUTICALS, INC ........      1,978
    209,490      KISSEI PHARMACEUTICALS CO LTD ......      3,705
    168,900      KONISHI CO LTD .....................      1,346
      3,800(degree)KOS PHARMACEUTICALS, INC .........         22
    550,000      KUREHA CHEMICAL INDUSTRY CO LTD ....      1,438
     29,300(degree)KV PHARMACEUTICAL CO (CLASS B) ...        606
  1,195,000      KYOWA HAKKO KOGYO ..................      5,911
     25,000      LABORATORIO CHILE ADR ..............        359
     68,997      L'AIR LIQUIDE ......................     12,660
     26,958     #L'AIR LIQUIDE (REGD) 1996 ..........      4,946
      5,693     #L'AIR LIQUIDE (REGD) 1999 ..........      1,045
    177,223      LAUDER (ESTEE) CO (CLASS A) ........     15,153
    425,290      LAWTER INTERNATIONAL, INC ..........      4,944
     70,655      LEARONAL, INC ......................      2,393
    611,600(degree)LIGAND PHARMACEUTICALS CO (CLASS A)     7,110
  7,436,105      LILLY (ELI) & CO ...................    660,884
    251,414      LILLY INDUSTRIES, INC (CLASS A) ....      5,013
    655,000      LION CORP ..........................      2,735
    286,000(degree)LIPOSOME CO, INC .................      4,415
    178,170      LOREAL S.A. ........................    128,854
    941,631      LUBRIZOL CORP ......................     24,188
    680,311      LYONDELL CHEMICAL CO ...............     12,246
     55,200      MACDERMID, INC .....................      2,160
    112,000      MALAYSIAN OXYGEN BERHAD ............        149
  1,057,350      MALLINCKRODT, INC ..................     32,580
  1,283,650    +(degree)MARTEK BIOSCIENCES CORP .....     10,269
     29,500(degree)MATRIX PHARMACEUTICALS, INC ......         77
     73,566(degree)MCWHORTER TECHNOLOGIES, INC ......      1,683
        403(degree)MEDCO RESEARCH, INC ..............         10
      1,668(degree)MEDICIS PHARMACEUTICAL CORP (CLASS A)      99
    107,200(degree)MEDIMMUNE, INC ...................     10,660
  9,859,559      MERCK & CO, INC ....................  1,456,134
    391,300      MERCK & CO KGAA ....................     17,620
     95,900(degree)METHANEX CORP ....................        499
  1,307,520      MILLENNIUM CHEMICAL, INC ...........     25,987
    365,200(degree)MILLENNIUM PHARMACEUTICALS, INC ..      9,450
      4,400      MINERALS TECHNOLOGIES, INC .........        180
     91,900(degree)MIRAVANT MEDICAL TECHNOLOGY ......      1,183
    347,477      MISSISSIPPI CHEMICAL CORP ..........      4,865
  4,315,000      MITSUBISHI CHEMICAL CORP ...........      9,104
    649,000      MITSUBISHI GAS CHEMICAL CO, INC ....      1,801
      1,400      MITSUI CHEMICAL CORP ...............          5
      1,150(degree)MOLECULAR BIOSYSTEMS, INC ........          3
  6,126,175      MONSANTO CO ........................    290,993
 14,875,050      MONTEDISON S.P.A. ..................     19,799
    424,400      MORTON INTERNATIONAL, INC ..........     10,398
  2,098,454      MYLAN LABORATORIES, INC ............     66,101
     13,300(degree)NABI, INC ........................         36
     21,100      NALCO CHEMICAL CORP ................        654
    252,400      NATURES SUNSHINE PRODUCTS, INC .....      3,849
    285,730(degree)NBTY, INC ........................      2,036
     22,100      NCH CORP ...........................      1,315
     58,400(degree)NEOPROBE CORP ....................         42
     50,000#(degree)NETGENICS , INC STOCK OPTIONS 03/20/08    70
     48,500(degree)NEUROGEN CORP ....................        849
    208,272(degree)NEXSTAR PHARMACEUTICALS, INC .....      1,927
    749,000      NIPPON SHOKUBAI KAGAK KOGYO CO LTD .      4,037
    232,500      NL INDUSTRIES, INC .................      3,299
      2,377      NORIT NV ...........................         23
      1,138(degree)NORTH AMERICAN VACCINE, INC ......         10
     26,300      NOVARTIS AG. (BR) ..................     51,700
    192,848      NOVARTIS AG. (REGD) ................    379,097
    195,120      NOVO NORDISK AS (CLASS B) ..........     25,752
      8,375(degree)OCTEL CORP .......................        116
    728,790      OLIN CORP ..........................     20,634
     25,690      OM GROUP, INC ......................        938
     55,734(degree)OMEGA PROTEIN CORP ...............        564
    427,900(degree)ORGANOGENESIS, INC ...............      4,814
    166,883      ORICA LTD ..........................        869
      5,400(degree)PATHOGENESIS CORP ................        313
     76,850(degree)PENWEST PHARMACEUTICALS CO .......        480
    243,280(degree)PERRIGO CO .......................      2,144
 10,738,896      PFIZER, INC ........................  1,347,060
     15,342(degree)PHARMACEUTICAL RESOURCES, INC ....         73
  3,651,627      PHARMACIA & UPJOHN, INC ............    206,773
      6,400(degree)PHARMACYCLICS, INC ...............        163
  1,752,893      PPG INDUSTRIES, INC ................    102,106
    696,780      PRAXAIR, INC .......................     24,561
 12,203,358      PROCTER & GAMBLE CO ................  1,114,319
    286,500(degree)PROTEIN DESIGN LABORATORIES, INC .      6,625
    175,800(degree)REGENERON PHARMACEUTICALS, INC ...      1,297
    244,300(degree)REPLIGEN CORP ....................        313
     88,292(degree)REVLON, INC (CLASS A) ............      1,451
    388,600(degree)REXALL SUNDOWN, INC ..............      5,440
    200,000(degree)RHODIA S.A. ......................      3,043
    842,172      RHONE-POULENC S.A. (CLASS A) .......     43,358
     62,700(degree)RIBOZYME PHARMACEUTICALS, INC ....        274

                       See notes to financial statements.

                                                         VALUE
  SHARES                                                 (000)
  ------                                                --------
 CHEMICALS AND ALLIED PRODUCTS--(CONTINUED)
      8,000      RIKEN VITAMIN CO LTD ...............    $    71
    342,800(degree)ROBERTS PHARMACEUTICAL CORP ......      7,456
      1,369      ROCHE HOLDINGS AG. (BR) ............     24,794
     29,265      ROCHE HOLDINGS AG. (GENUSSCHEINE) ..    357,103
     87,100     (degree)ROGERS CORP .................      2,602
  1,763,785      ROHM & HAAS CO .....................     53,134
      2,057      RPM, INC ...........................         33
      1,500(degree)SANGSTAT MEDICAL CORP ............         32
  1,519,196      SANKYO CO LTD ......................     33,266
    625,500(degree)SANTEN PHARMACEUTICAL CO LTD .....     12,033
    164,000(degree)SANYO CHEMICAL INDUSTRIES LTD ....      1,525
        800(degree)SCHEIN PHARMACEUTICAL, INC .......         12
    109,470      SCHERING AG. .......................     13,753
 10,200,312      SCHERING-PLOUGH CORP ...............    563,567
    590,577      SCHULMAN (A.), INC .................     13,399
    203,600(degree)SCOTTS CO (CLASS A) ..............      7,826
  1,084,000      SEKISUI CHEMICAL CO LTD ............      7,304
    157,800(degree)SEQUUS PHARMACEUTICALS, INC ......      3,195
      6,900(degree)SEROLOGICALS CORP ................        207
     67,800      SHERWIN-WILLIAMS CO ................      1,992
  1,921,745      SHIN-ETSU CHEMICAL CO LTD ..........     46,340
    686,000      SHIONOGI & CO LTD ..................      5,029
    368,340      SHISEIDO & CO LTD ..................      4,741
    430,000      SHOWA DENKO K.K. ...................        377
     12,000      SIGMA ALDRICH CORP .................        353
        130      SIKA FINANZ AG. (BR) ...............         39
 15,882,244      SMITHKLINE BEECHAM PLC .............    221,969
  9,191,490      SNIA BDP S.P.A. ....................     14,492
     72,000      SOCIEDAD QUIMICA Y MINERA DE CHILE ADR    2,426
    135,650      SOLVAY ET CIE S.A. .................     10,227
     71,964      SOMMER-ALLIBERT ....................      1,947
        700(degree)SONUS PHARMACEUTICALS, INC .......          5
     21,185      STEPAN CO ..........................        564
     57,800(degree)SUGEN, INC .......................        853
  3,050,000      SUMITOMO CHEMICAL CO LTD ...........     11,897
        800(degree)SUPERGEN, INC ....................          7
     26,475      SYNTHELABO S.A. ....................      5,607
    517,000      TAISHO PHARMACEUTICAL CO LTD .......     14,254
  2,452,000      TAKEDA CHEMICAL INDUSTRIES LTD .....     94,558
        700(degree)TECHNE CORP ......................         15
  3,640,000(degree)TEIJIN LTD .......................     13,424
      1,000      TEIKOKU HORMONE MANUFACTURING ......          6
    327,200(degree)THERAGENICS CORP .................      5,501
     34,800(degree)THERATECH, INC ...................        566
      6,704(degree)THERMOLASE CORP ..................         31
  2,719,000      TORAY INDUSTRIES, INC ..............     14,222
    298,000      TOSOH CORP .........................        428
      1,700(degree)TRANSKARYOTIC THERAPIES, INC .....         43
     64,300(degree)TRIANGLE PHARMACEUTICALS, INC ....        876
     78,400(degree)TWINLAB CORP .....................      1,029
    401,228(degree)U.S. BIOSCIENCE, INC .............      2,884
     72,900(degree)U.S.A. DETERGENTS, INC ...........        529
    416,000      UBE INDUSTRIES LTD .................        631
      2,361      UCB S.A. ...........................     14,570
      7,888      UNION CARBIDE CORP .................        335
     56,300      VALSPAR CORP .......................      2,101
      6,800(degree)VERTEX PHARMACEUTICALS, INC ......        202
    106,500(degree)VICAL, INC .......................      1,511
     13,900(degree)VIROPHARMA, INC ..................        129
  5,515,947      WARNER-LAMBERT CO ..................    414,730
  1,158,238(degree)WATSON PHARMACEUTICALS, INC ......     72,824
    116,300      WELLMAN, INC .......................      1,185
      7,209      WITCO CORP .........................        115
     23,103(degree)XOMA CORP ........................         74
  1,648,849      YAMANOUCHI PHARMACEUTICAL CO LTD ...     53,207
  1,770,979      ZENECA GROUP PLC ...................     77,111
     75,000      ZENECA GROUP PLC ADR ...............      3,366
     50,900(degree)ZILA, INC ........................        503
     16,292      ZODIAC S.A. ........................      3,494
    120,900(degree)ZONAGEN, INC .....................      2,312
                                                      ----------
                                                      14,541,458
                                                      ----------
 COAL MINING--0.00%
    161,466      ARCH COAL, INC .....................      2,765
      2,156      HULLAS DEL COTO CORTES S.A. ........         41
    307,374      QCT RESOURCES LTD ..................        185
    593,000      WANKIE COLLIERY CO LTD .............         27
                                                      ----------
                                                           3,018
                                                      ----------
 COMMUNICATIONS--12.08%
    111,000(degree)@ENTERTAINMENT, INC ..............        749
    183,100(degree)ADELPHIA COMMUNICATIONS
                  CORP (CLASS A) ....................      8,377
      2,900(degree)AERIAL COMMUNICATIONS, INC .......         17
    121,000      AIPHONE CO LTD .....................      1,073
  3,676,815(degree)AIRTOUCH COMMUNICATIONS, INC .....    265,190
    376,190      ALCATEL ............................     46,062
      1,110(degree)ALCATEL S.A. ADR .................         27
    479,400      ALIANT COMMUNICATIONS, INC .........     19,595
  1,530,143      ALLTEL CORP ........................     91,522
    192,600(degree)AMERICAN MOBILE SATELLITE CORP ...      1,011
 13,211,753      AMERITECH CORP .....................    837,295
        230    #(degree)ANTENA 3 DE TELEVISION GDS ..      6,733
     60,600(degree)ARCH COMMUNICATIONS GROUP, INC ...         87
    384,766(degree)ASCENT ENTERTAINMENT GROUP, INC ..      2,838
     12,000      ASIA SATELLITE TELECOM HOLDINGS LTD          21
        672(degree)ASSOCIATED GROUP, INC (CLASS A) ..         29
    462,300(degree)ASSOCIATED GROUP, INC (CLASS B) ..     19,648
 25,628,547      AT & T CORP ........................  1,928,548
  1,472,642      BCE, INC ...........................     55,464
 13,402,214      BELL ATLANTIC CORP .................    710,317
 13,481,632      BELLSOUTH CORP .....................    672,396
     74,355      BHC COMMUNICATIONS, INC (CLASS A) ..      9,071
  3,389,709      BRITISH SKY BROADCASTING GROUP PLC .     25,746
 17,689,369      BRITISH TELECOMMUNICATIONS PLC .....    266,503
  5,320,337(degree)CABLE & WIRELESS COMMUNICATIONS PLC    48,597
  4,385,985      CABLE & WIRELESS PLC ...............     53,928
  1,550,600(degree)CABLEVISION SYSTEMS CORP (CLASS A)     77,821
     27,574      CANAL PLUS S.A. ....................      7,528
    123,800(degree)CAPSTAR BROADCASTING CORP (CLASS A)     2,832
    944,876      CARLTON COMMUNICATIONS PLC .........      8,694
 10,138,007      CBS CORP ...........................    332,020
    187,100(degree)CD RADIO, INC ....................      6,408
        901     (degree)CELLULAR COMMUNICATIONS
                  INTERNATIONAL , INC ...............         61
    184,783(degree)CELLULAR COMMUNICATIONS OF
                  PUERTO RICO .......................      3,418
    259,500(degree)CENTENNIAL CELLULAR CORP (CLASS A)     10,640
    171,400     (degree)CENTURY COMMUNICATIONS
                  CORP (CLASS A) ....................      5,437
  1,127,100      CENTURY TELEPHONE ENTERPRISES, INC .     76,079
     47,000      CFW COMMUNICATIONS CO ..............      1,099
  2,199,100(degree)CHANCELLOR MEDIA CORP (CLASS A) ..    105,282
        392(degree)CHRIS CRAFT INDUSTRIES, INC ......         19
  1,218,200      CIA DE TELECOMMUNICACIONES CHILE ADR     25,202
  1,969,479      CINCINNATI BELL, INC ...............     74,471
  2,793,061(degree)CLEAR CHANNEL COMMUNICATIONS, INC     152,222
    735,000(degree)COLT TELECOM GROUP PLC ...........     10,963
    750,000(degree)COLT TELECOM GROUP PLC ADR .......     44,906
     36,700(degree)COM21, INC .......................        771
    688,900      COMCAST CORP (CLASS A) .............     39,569
  1,921,335      COMCAST CORP (CLASS A) SPECIAL .....    112,758
     70,233(degree)COMMONWEALTH TELEPHONE ENTERPRISES      2,353
      1,800      COMSAT CORP SERIES 1 ...............         65
      1,000(degree)CONCENTRIC NETWORK CORP ..........         33
     86,383(degree)CORECOMM LTD .....................      1,361
    607,589(degree)COX COMMUNICATIONS, INC (CLASS A)      42,000
     72,100(degree)COX RADIO, INC (CLASS A) .........      3,046

                       See notes to financial statements.

                                                         VALUE
  SHARES                                                 (000)
  ------                                                --------
 COMMUNICATIONS--(CONTINUED)
     12,500(degree)CROWN CASTLE INTERNATIONAL CORP ..    $   294
  5,316,400      DEUTSCHE TELEKOM AG. ...............    174,915
    166,066(degree)DIMENSION DATA HOLDINGS LTD ......        706
      1,200(degree)E.SPIRE COMMUNICATIONS, INC ......          8
    146,400(degree)ELECTRIC LIGHTWAVE (CLASS A) .....      1,199
  5,230,000(degree)EMBRATEL PARTICIPACOES S.A. ......         45
     12,100(degree)EMMIS COMMUNICATIONS (CLASS A) ...        525
    437,000(degree)ENERGIS PLC ......................      9,779
  6,046,217      ERICSSON TELEFON (LM) AB SERIES B ..    143,961
    155,000(degree)ESPRIT TELECOM GROUP PLC ADR .....      7,246
    115,000(degree)EXODUS COMMUNICATIONS, INC .......      7,389
  2,157,276      FRANCE TELECOM S.A. ................    171,464
    564,096      FRONTIER CORP ......................     19,179
    744,000      FUJIKURA LTD .......................      3,997
     23,506      GAYLORD ENTERTAINMENT CO ...........        708
    148,000(degree)GENERAL COMMUNICATIONS (CLASS A) .        601
        600(degree)GLOBAL TELESYSTEMS GROUP, INC ....         33
     47,750      GN STORE NORD AS-GN GREAT NORDIC ...      1,688
      2,500      GRAY COMMUNICATIONS SYSTEMS, INC ...         46
  7,166,962      GTE CORP ...........................    465,853
    327,400(degree)HEARST-ARGYLE TELEVISION, INC ....     10,804
     51,000(degree)HEFTEL BROADCASTING CORP (CLASS A)      2,512
    107,100(degree)HIGHWAYMASTER COMMUNICATIONS, INC         120
 16,980,510      HONG KONG TELECOMMUNICATIONS LTD ...     29,699
    400,000(degree)HYPERION TELECOMMUNICATIONS, INC
                  (CLASS A) .........................      6,050
    194,125(degree)ICG COMMUNICATIONS, INC ..........      4,174
    163,400(degree)IDT CORP .........................      2,512
     81,789(degree)INTERMEDIA COMMUNICATIONS, INC ...      1,411
     93,100(degree)ITC DELTACOM, INC ................      1,420
      6,600(degree)JACOR COMMUNICATIONS, INC ........        425
    214,700(degree)JACOR COMMUNICATIONS, INC
                  WTS 09/18/01 ......................      1,718
     86,500(degree)JONES INTERCABLE, INC (CLASS A) ..      3,082
  1,035,418      KONINKLIJKE KPN NV .................     51,862
      7,000(degree)LCC INTERNATIONAL, INC (CLASS A) .         26
    156,067(degree)LEAP WIRELESS INTERNATIONAL, INC .      1,131
  1,060,700(degree)LEVEL 3 COMMUNICATIONS, INC ......     45,743
  2,144,194(degree)LIBERTY MEDIA GROUP (CLASS A) ....     98,767
      4,900(degree)LIGHTBRIDGE, INC .................         27
        600(degree)LORAL SPACE & COMMUNICATIONS LTD .         11
 11,009,126      LUCENT TECHNOLOGIES, INC ...........  1,211,004
    350,000      MAHANAGAR TELEPHONE NIGAM LTD GDR ..      4,270
 20,505,551(degree)MCI WORLDCOM, INC ................  1,471,273
     34,800(degree)MCLEODUSA, INC (CLASS A) .........      1,088
  3,774,546(degree)MEDIA ONE GROUP, INC .............    177,404
  1,842,830      MEDIASET S.P.A. ....................     14,974
     26,200(degree)METROCALL, INC ...................        115
      7,100(degree)METROMEDIA FIBER NETWORK (CLASS A)        238
     57,200(degree)MGC COMMUNICATIONS, INC ..........        400
        723(degree)MILLICOM INTERNATIONAL CELLULAR S.A.       25
      4,700(degree)MITEL CORP .......................         34
    254,200(degree)NETCOM AB SERIES B ...............     10,349
      8,400(degree)NEXTEL COMMUNICATIONS, INC (CLASS A)      198
     68,100(degree)NEXTLINK COMMUNICATIONS, INC .....      1,932
     66,000      NIPPON COMSYS CORP .................        900
     35,621      NIPPON TELEGRAPH & TELEPHONE CORP ..    275,367
     18,920      NIPPON TELEVISION NETWORK CORP .....      5,585
        700      NORTH PITTSBURGH SYSTEMS, INC ......          9
    350,022(degree)NTL, INC .........................     19,754
        514(degree)NTT MOBILE COMMUNICATIONS ........     21,189
  1,459,000(degree)OMNIPOINT CORP ...................     13,587
      9,600(degree)PACIFIC GATEWAY EXCHANGE, INC ....        461
    106,400(degree)PAGEMART WIRELESS, INC (CLASS A) .        592
  1,538,600(degree)PAGING NETWORK, INC ..............      7,212
     38,000(degree)PANAFON HELLENIC TELECOM GDR .....      1,010
        942(degree)PANAMSAT CORP ....................         37
     36,500(degree)PAXSON COMMUNICATIONS CORP .......        335
      2,300(degree)PEGASUS COMMUNICATIONS CORP ......         58
        500(degree)PERPHONICS CORP ..................          7
     94,400(degree)PLD TELEKOM, INC .................        171
    332,495      PORTUGAL TELECOM S.A. ..............     15,245
    162,700(degree)POWERTEL, INC ....................      2,207
    535,516(degree)PREMIERE TECHNOLOGIES, INC .......      3,949
    600,000(degree)PRICE COMMUNICATIONS CORP ........      7,763
      1,900(degree)PRIMUS TELECOMMUNICATIONS GROUP, INC       31
     28,313(degree)QWEST COMMUNICATIONS
                  INTERNATIONAL , INC ...............      1,416
    554,500(degree)RCN CORP .........................      9,808
    477,400(degree)ROGERS COMMUNICATIONS, INC (CLASS B)    4,243
    125,000(degree)RSL COMMUNICATIONS LTD (CLASS A) .      3,688
 23,231,844      SBC COMMUNICATIONS, INC ............  1,245,808
  8,126,200      SINGAPORE TELECOMMUNICATIONS LTD ...     12,411
  1,090,600(degree)SKYTEL COMMUNICATIONS, INC .......     24,130
     93,200(degree)SMARTALK TELESERVICES, INC .......        248
    700,000      SMARTONE TELECOMMUNICATIONS
                  HOLDINGS LTD ......................      1,943
  1,292,059(degree)SONERA GROUP OYJ .................     22,966
  1,886,901      SPRINT CORP (FON GROUP) ............    158,736
  1,124,600(degree)SPRINT CORP (PCS GROUP) ..........     26,006
      1,615(degree)STAR TELECOMMUNICATIONS, INC .....         20
    367,600(degree)SWISSCOM AG. (REGD) ..............    153,892
    565,200      TCA CABLE TV, INC ..................     20,171
  1,070,449(degree)TCI SATELLITE ENTERTAINMENT (CLASS A)   1,539
  1,044,000      TECHNOLOGY RESOURCES
                  INDUSTRIES BERHAD .................        381
      2,000(degree)TEL-SAVE.COM, INC ................         34
    146,300      TELE DANMARK AS ....................     19,746
  3,082,930(degree)TELE-COMMUNICATIONS, INC (CLASS A)    170,525
  5,230,000      TELEBRAS S.A. ......................          0
    735,000(degree)TELEC DE SAO PAULO S.A. ..........         63
  5,230,000(degree)TELECENTRO-SUL PARTICIPACOES S.A.          35
  5,230,000(degree)TELECENTROESTE CELULAR PART S.A. .          4
  7,824,460      TELECOM CORP OF NEW ZEALAND ........     34,103
 18,118,681      TELECOM ITALIA .....................    154,919
 32,085,696      TELECOM ITALIA MOBILE S.P.A. .......    225,566
  4,226,386      TELECOM ITALIA RISP ................     26,654
  3,212,734(degree)TELECOM-TCI VENTURES GROUP (CLASS A)   75,700
  1,191,441      TELEFONICA DE ARGENTINA S.A. (CLASS B)    3,399
  2,839,999      TELEFONICA DE ESPANA S.A. ..........    126,471
  2,290,000      TELEFONOS DE MEXICO S.A. SERIES L ..      5,650
    130,827(degree)TELEGLOBE, INC (U.S.A.) ..........      4,710
    108,700(degree)TELEGROUP, INC ...................        143
  3,091,500      TELEKOM MALAYSIA BERHAD ............      5,693
  5,230,000(degree)TELELESTE CELULAR PARTICIPACOES S.A.        2
  5,230,000(degree)TELEORDESTE CELULAR PARTICIPACOES S.A       3
  5,230,000(degree)TELENORTE CELULAR PARTICIPACOES S.A.        2
  5,230,000(degree)TELENORTE-LESTE PARTICIPACOES S.A.         43
  5,230,000(degree)TELEMIG CELULAR PARTICIPACOES S.A.          4
        246      TELEPHONE & DATA SYSTEMS, INC ......         11
  5,230,000(degree)TELESP CELULAR PARTICIPACOES S.A.          23
  5,230,000(degree)TELESP PARTICIPACOES S.A. ........         67
  5,230,000(degree)TELESUDESTE CELULAR PARTICIPACOES S.A.     15
  5,230,000(degree)TELESUL CELULAR PARTICIPACOES S.A.          5
    887,700      TELEVISION BROADCASTS LTD ..........      2,292
      6,000(degree)TELIGENT, INC ....................        173
  8,077,606(degree)TELSTRA CORP .....................     37,805
    270,600      TELUS CORP .........................      5,726
    223,000      TOKYO BROADCASTING SYSTEMS, INC ....      2,497
    107,900(degree)TRANSACTION NETWORK SERVICES, INC       2,165
      2,221(degree)U.S. CELLULAR CORP ...............         84
    112,500(degree)U.S. LEC CORP (CLASS A) ..........      1,666
    110,500(degree)U.S. SATELLITE BROADCASTING, INC
                  (CLASS A) .........................      1,519
  4,232,967      U.S. WEST, INC .....................    273,555
    688,134(degree)U.S.A. NETWORKS, INC .............     22,794
     41,100(degree)UNITED INTERNATIONAL HOLDINGS, INC        791

                       See notes to financial statements.

                                                         VALUE
  SHARES                                                 (000)
  ------                                                --------
 COMMUNICATIONS--(CONTINUED)
    332,200      UNITED TELEVISION, INC .............   $ 38,203
    299,900(degree)UNITED VIDEO SATELLITE GROUP, INC       7,085
    310,935(degree)UNIVISION COMMUNICATIONS, INC ....     11,252
     64,500(degree)USN COMMUNICATIONS, INC ..........         12
    339,900(degree)VANGUARD CELLULAR SYSTEMS, INC ...      8,774
    453,987(degree)VIACOM, INC (CLASS A) ............     33,396
  1,609,809(degree)VIACOM, INC (CLASS B) ............    119,126
    147,686(degree)VIACOM, INC (CLASS B) WTS 07/07/99      1,689
    890,300(degree)VIATEL, INC ......................     20,366
    149,750      VIDESH SANCHAR NIGAM LTD (SPONS GDR)      1,834
  9,603,674      VODAFONE GROUP PLC .................    155,951
    626,100(degree)WESTERN WIRELESS CORP (CLASS A) ..     13,774
        200(degree)WINSTAR COMMUNICATIONS, INC ......          8
     11,600(degree)YOUNG BROADCASTING, INC (CLASS A)         486
                                                      ----------
                                                      14,061,824
                                                      ----------
 DEPOSITORY INSTITUTIONS--9.44%
  3,224,052(degree)ABBEY NATIONAL PLC ...............     69,037
  3,901,616(degree)ABN-AMRO HOLDINGS NV .............     82,120
    193,799      ABSA GROUP LTD .....................        919
      5,400      ALABAMA NATIONAL BANCORP ...........        144
    415,095      ALLIED IRISH BANK ..................      7,390
  2,204,300(degree)ALLIED IRISH BANK PLC ............     39,538
        221      ALLIED IRISH BANK PLC (SPONS ADR) ..         24
    120,100      AMCORE FINANCIAL, INC ..............      2,749
    362,800      AMMB HOLDINGS BERHAD ...............        299
    962,105      AMSOUTH BANCORP ....................     43,896
    571,900      ANCHOR BANCORP WISCONSIN, INC ......     13,726
        400      ANDOVER BANCORP, INC ...............         14
    277,200(degree)APPLIED INTERNATIONAL HOLDINGS
                  LTD WTS 12/30/99 ..................          0
     11,600      AREA BANCSHARES CORP ...............        305
  1,708,400      ARGENTARIA, CAJA POSTAL Y BCO HIPOTECA   44,309
  4,419,486      ASAHI BANK LTD .....................     16,220
    747,000      ASHIKAGA BANK LTD ..................      1,338
  1,236,716      ASSOCIATED BANC-CORP ...............     42,280
    795,080      ASTORIA FINANCIAL CORP .............     36,375
  1,653,808      AUSTRALIAN & NEW ZEALAND
                  BANKING GROUP LTD .................     10,834
  4,909,090(degree)BANCA COMMERCIALE ITALIANA S.P.A.      33,936
  2,717,210(degree)BANCA INTESA S.P.A. ..............     16,337
  5,840,420(degree)BANCA INTESA S.P.A. RISP .........     17,850
      5,000(degree)BANCA POPOLARE DI BRESCIA ........        122
  2,630,500      BANCA POPOLARE DI MILANO ...........     23,927
      1,000      BANCFIRST CORP .....................         36
      5,800      BANCFIRST OHIO CORP ................        176
     64,880(degree)BANCO AMBROSIANO VENETO RISP
                  WTS 05/31/02 ......................         44
    843,540(degree)BANCO AMBROSIANO VENETO WTS 05/31/02    1,067
  4,650,100      BANCO BILBAO VIZCAYA S.A. (REGD) ...     73,019
  5,746,641      BANCO CENTRALE HISPANOAMERICANO S.A.     68,337
    489,632      BANCO COMERCIAL PORTUGUES S.A. (REGD)    15,053
     38,600      BANCO DE A. EDWARDS S.P.A. ADR .....        425
    252,881      BANCO DE GALICIA BUENOS AIRES S.A.
                  SERIES A ..........................      1,114
      5,123      BANCO DE GALICIA Y BUENOS AIRES ADR          90
     50,000(degree)BANCO DI NAPOLI ..................         71
    290,787      BANCO ESPIRITO SANTO E COMERCIAL ...      9,025
    129,261      BANCO FRANCES S.A. .................        919
      5,000(degree)BANCO INTERCONTINENTAL ESPANOLA S.A.      185
     12,720(degree)BANCO PINTO & SOTTO MAYOR S.A. ...        241
  2,345,296      BANCO SANTANDER S.A. ...............     46,676
    175,000      BANCO SANTIAGO ADR .................      2,603
    246,551      BANCORPSOUTH, INC ..................      4,453
    330,200      BANCWEST CORP ......................     15,850
    171,570(degree)BANK AUSTRIA AG. .................      8,729
  1,420,990      BANK OF EAST ASIA LTD ..............      2,476
      9,200      BANK OF GRANITE CORP ...............        254
    609,700      BANK OF MONTREAL ...................     24,491
  5,621,672      BANK OF NEW YORK CO, INC ...........    226,272
  1,129,744      BANK OF NOVA SCOTIA ................     24,823
      1,900      BANK OF OKINAWA LTD ................         41
  9,947,830      BANK OF TOKYO MITSUBISHI LTD .......    103,182
  3,588,000      BANK OF YOKOHAMA LTD ...............      8,620
 11,012,450      BANK ONE CORP ......................    562,323
      3,000(degree)BANK PLUS CORP ...................         13
    270,500      BANK UNITED CORP (CLASS A) .........     10,617
 17,365,257      BANKAMERICA CORP ...................  1,044,086
      2,850      BANKATLANTIC BANCORP, INC (CLASS A)          18
     85,100      BANKATLANTIC BANCORP, INC (CLASS B)         606
  2,784,900      BANKBOSTON CORP ....................    108,437
    949,718      BANKERS TRUST CORP .................     81,142
    112,700      BANKNORTH GROUP, INC ...............      4,240
    698,857(degree)BANQUE NATIONALE DE PARIS ........     57,573
  4,144,344(degree)BARCLAYS PLC .....................     89,364
    825,802      BAY VIEW CAPITAL CORP ..............     17,910
  1,789,204(degree)BAYERISCHE HYPO-UND VEREINSBANK AG.   140,184
  1,466,301      BB&T CORP ..........................     59,110
    954,000(degree)BHF-BANK AG. .....................     38,375
     11,124(degree)BOK FINANCIAL CORP ...............        524
    192,400      BPI-SGPS S.A. (REGD) ...............      6,529
  9,096,185(degree)BRADESCO S.A. RTS ................          5
     43,440      BRENTON BANKS, INC .................        728
     16,200      BSB BANCORP, INC ...................        533
      4,600      BT FINANCIAL CORP ..................        126
     73,900(degree)CALIFORNIA FEDERAL BANK ..........        896
    134,720     (degree)CALIFORNIA FEDERAL BANK
                  GOODWILL CERT .....................      1,667
    932,957      CANADIAN IMPERIAL BANK OF
                  COMMERCE ..........................     23,081
        800      CAROLINA FIRST CORP ................         20
      8,000      CATHAY BANCORP, INC ................        328
    389,800      CCB FINANCIAL CORP .................     22,219
     17,200(degree)CENTENNIAL BANCORP ...............        323
     86,100      CENTURA BANKS, INC .................      6,404
      2,500      CENTURY SOUTH BANKS, INC ...........         70
     10,000      CFSB BANCORP, INC ..................        244
  5,565,977      CHARTER ONE FINANCIAL, INC .........    154,456
  7,762,087      CHASE MANHATTAN CORP ...............    528,307
      4,000      CHEMICAL FINANCIAL CORP ............        136
  1,574,540      CHIBA BANK LTD .....................      6,267
     92,350      CHITTENDEN CORP ....................      2,955
  2,609,900(degree)CHRISTIANIA BANK OG KREDITKASSE ..      9,043
     59,700      CITIZENS BANKING CORP (MICHIGAN) ...      2,015
     24,300      CITY NATIONAL CORP .................      1,011
     61,738      CNB BANCSHARES, INC ................      2,879
    350,100      COLONIAL BANCGROUP, INC ............      4,201
  1,606,808      COMERICA, INC ......................    109,564
    746,666      COMMERCE ASSET HOLDINGS BERHAD .....        404
    270,182      COMMERCE BANCORP, INC ..............     14,185
    160,108      COMMERCE BANCSHARES, INC ...........      6,805
     22,375      COMMERCIAL FEDERAL CORP ............        519
    817,000      COMMONWEALTH BANK OF AUSTRALIA LTD .     11,608
     48,600      COMMUNITY BANK SYSTEM, INC .........      1,425
    179,900      COMMUNITY FIRST BANKSHARES, INC ....      3,789
     48,100      COMMUNITY TRUST BANCORP, INC .......      1,130
    763,300      COMPASS BANCSHARES, INC ............     29,053
    558,055(degree)CONCORD EFS, INC .................     23,648
     31,300      CORUS BANKSHARES, INC ..............      1,009
     25,279(degree)CREDIT COMMERCIAL DE FRANCE S.A. .      2,349
    696,438      CREDIT SUISSE GROUP (REGD) .........    109,017
    693,307      CRESTAR FINANCIAL CORP .............     49,918
          1     #CRESTARAN INTERNATIONAL
                  INVESTMENT BV .....................          0
    311,600      CULLEN FROST BANKERS, INC ..........     17,099
     20,795      CVB FINANCIAL CORP .................        468
     33,700      D & N FINANCIAL CORP ...............        796
  1,645,000      DAO HENG BANK GROUP LTD ............      5,085

                       See notes to financial statements.

                                                         VALUE
  SHARES                                                 (000)
  ------                                                --------
 DEPOSITORY INSTITUTIONS--(CONTINUED)
    170,400(degree)DEN DANSKE BANK AF 1871 ..........    $22,891
  3,512,000      DEN NORSKE BANK ASA ................     12,123
  1,192,930      DEUTSCHE BANK AG. ..................     70,225
    814,325      DEVELOPMENT BANK OF
                  SINGAPORE LTD (FR) ................      7,354
  1,765,500      DIME BANCORP, INC ..................     46,675
    124,700      DIME COMMUNITY BANCORP, INC ........      2,572
     38,295      DOWNEY FINANCIAL CORP ..............        974
    936,860(degree)DRESDNER BANK AG. ................     39,373
     20,000    #(degree)EAST-WEST BANKING CORP ......        185
      5,000      EVERGREEN BANCORP, INC .............        161
     15,300      F & M BANCORP, INC (MARYLAND) ......        501
     32,020      F & M BANCORP, INC (WISCONSIN) .....        969
     88,600      F & M NATIONAL CORP ................      2,652
     25,180      F.N.B. CORP ........................        711
      3,000      FARMERS CAPITAL BANK CORP ..........        113
    976,349      FIFTH THIRD BANCORP ................     69,626
    367,433      FIRST AMERICAN CORP ................     16,305
    172,000      FIRST BANCORP (PUERTO RICO) ........      5,192
     10,200      FIRST CHARTER CORP .................        176
     20,500      FIRST CITIZENS BANCSHARES, INC (CLASS A)  1,845
        500      FIRST COMMERCE BANCSHARES, INC .....         14
     84,171      FIRST COMMONWEALTH FINANCIAL CORP ..      2,062
     48,000      FIRST FEDERAL CAPITAL CORP .........        786
     74,580(degree)FIRST FINANCIAL BANCORP ..........      2,158
        920      FIRST FINANCIAL BANKSHARES, INC ....         32
      2,800      FIRST FINANCIAL CORP (INDIANA) .....        138
     17,400      FIRST FINANCIAL HOLDINGS, INC ......        331
     29,100      FIRST INDIANA CORP .................        582
     26,100      FIRST LIBERTY FINANCIAL CORP .......        548
     12,450      FIRST MERCHANTS CORP ...............        325
    370,005      FIRST MIDWEST BANCORP, INC .........     14,083
     74,500(degree)FIRST REPUBLIC BANK ..............      1,867
  1,830,968      FIRST SECURITY CORP ................     42,799
      1,700      FIRST SENTINEL BANCORP, INC ........         14
     10,700      FIRST SOURCE CORP ..................        358
  1,216,200      FIRST TENNESSEE NATIONAL CORP ......     46,292
  6,859,549      FIRST UNION CORP ...................    417,146
     44,800      FIRST UNITED BANCSHARES, INC .......        795
    420,925      FIRST VIRGINIA BANKS, INC ..........     19,783
     41,960      FIRST WASHINGTON BANCORP, INC ......      1,007
     43,004      FIRST WESTERN BANCORP, INC .........      1,365
    693,285      FIRSTAR CORP .......................     64,649
    333,900(degree)FIRSTFED FINANCIAL CORP ..........      5,968
    425,600      FIRSTMERIT CORP ....................     11,438
     76,900      FLAGSTAR BANCORP, INC ..............      2,009
  9,334,746      FLEET FINANCIAL GROUP, INC .........    417,146
    849,000(degree)FORENINGSSPARBANKEN AB ...........     21,995
  7,644,000(degree)FPB BANK HOLDINGS CO LTD .........      1,845
        200(degree)FRONTIER FINANCIAL CORP ..........          9
  3,694,334      FUJI BANK LTD ......................     13,624
    197,550      FULTON FINANCIAL CORP ..............      4,445
    104,500      GBC BANCORP ........................      2,691
    267,000(degree)GOLD ZACK AG. ....................     42,480
    750,000(degree)GOLDEN STATE BANCORP, INC ........     12,469
    731,200(degree)GOLDEN STATE BANCORP, INC WTS 01/01/01  3,336
    652,500      GOLDEN WEST FINANCIAL CORP .........     59,826
     34,540      GRAND PREMIER FINANCIAL, INC .......        423
        100      GREATER BAY BANCORP ................          3
    194,400      GREENPOINT FINANCIAL CORP ..........      6,828
    159,506(degree)GRUPO FINANCIERO BANAMEX ACCIVAL
                  S.A. DE CV SERIES L ...............        184
    817,000      GUNMA BANK LTD .....................      6,497
     29,200(degree)HAMILTON BANCORP, INC ............        779
     26,000      HANCOCK HOLDINGS CO ................      1,183
  2,689,259      HANG SENG BANK LTD .................     24,038
      6,009      HARBOR FLORIDA BANCSHARES, INC .....         67
      5,700      HARLEYSVILLE NATIONAL CORP .........        222
      3,800      HARRIS FINANCIAL, INC ..............         52
    639,011      HIBERNIA CORP (CLASS A) ............     11,103
    460,000      HIGO FAMILY BANK LTD ...............      2,108
  2,651,000(degree)HOKURIKU BANK LTD ................      4,771
      6,000      HORIZON BANCORP, INC ...............        204
  3,062,774      HSBC HOLDINGS PLC ..................     77,457
  1,129,660      HSBC HOLDINGS PLC (H.K.) ...........     28,142
    751,549      HSBC HOLDINGS LTD (U.K.) ...........     20,382
    411,557      HUBCO, INC .........................     12,398
  1,212,996      HUNTINGTON BANCSHARES, INC .........     36,466
  1,304,116(degree)IMPERIAL BANCORP .................     21,681
        500      INDEPENDENCE COMMUNITY BANK CORP ...          8
     40,600      INDEPENDENT BANK CORP ..............        705
  4,352,223      INDUSTRIAL BANK OF JAPAN LTD .......     20,102
     37,400      INTERNATIONAL BANCSHARES CORP ......      1,893
     30,950      INTERWEST BANCORP, INC .............        685
     25,400      INVESTEC GROUP LTD .................        864
     29,800      IRWIN FINANCIAL CORP ...............        810
        700      JEFFBANKS, INC .....................         14
      6,600      JEFFERSON SAVINGS BANCORP, INC .....         87
    819,305      JOYO BANK ..........................      3,210
     23,646      JSB FINANCIAL, INC .................      1,286
    816,025(degree)KBC BANCASSURANCE HOLDINGS NV ....     64,610
  5,721,040      KEYCORP ............................    183,073
    121,932      KEYSTONE FINANCIAL, INC ............      4,511
     93,200#(degree)KUMAGI GUMI WTS 12/31/99 ........          7
  2,512,000(degree)KWONG ON BANK LTD ................      2,967
 12,669,029(degree)LLOYDS TSB GROUP PLC .............    180,223
     84,130(degree)LOCAL FINANCIAL CORP .............        757
     32,397      M & T BANK CORP ....................     16,812
    292,800      MAF BANCORP, INC ...................      7,759
      4,000      MAHONING NATIONAL BANCORP, INC .....        124
      9,200      MAINSTREET FINANCIAL CORP ..........        427
  2,238,200      MALAYAN BANKING BERHAD .............      3,174
    539,258      MARSHALL & ILSLEY CORP .............     31,513
  5,912,014      MBNA CORP ..........................    147,431
  2,075,736      MELLON BANK CORP ...................    142,707
    919,960      MERCANTILE BANCORP, INC ............     42,433
    361,739      MERCANTILE BANKSHARES CORP .........     13,927
      2,600      MERCHANTS NEW YORK BANCORP, INC ....         94
  2,808,265(degree)MERITA LTD .......................     17,859
      8,000      MICHINOKU BANK LTD .................         44
     29,742      MID-AMERICA BANCORP ................        807
     10,200      MISSISSIPPI VALLEY BANCSHARES ......        344
  2,290,000      MITSUBISHI TRUST & BANKING CORP ....     14,759
    868,000      MITSUI TRUST & BANKING CO LTD ......        993
  1,275,227      MORGAN (J.P.) & CO, INC ............    133,979
  4,751,852      NATIONAL AUSTRALIA BANK LTD ........     71,704
     50,400      NATIONAL BANCORP OF ALASKA, INC ....      1,701
    509,668      NATIONAL BANK OF CANADA ............      8,229
      9,500(degree)NATIONAL CITY BANCORP ............        249
     27,930      NATIONAL CITY BANCSHARES, INC ......      1,042
  2,700,904      NATIONAL CITY CORP .................    195,816
      1,400      NATIONAL COMMERCE BANCORP ..........         26
      2,300      NATIONAL PENN BANCSHARES, INC ......         63
     88,590(degree)NATIONAL PROCESSING, INC .........        487
  3,980,000      NATIONAL WESTMINSTER BANK PLC ......     76,748
     26,914      NBT BANCORP, INC ...................        629
     60,969      NEDCOR LTD .........................      1,038
  1,781,420      NORTH FORK BANCORP, INC ............     42,643
  1,185,843      NORTHERN TRUST CORP ................    103,539
     24,900(degree)NORTHWEST BANCORP, INC ...........        243
     40,100      OCEAN FINANCIAL CORP ...............        667
    303,913      OCWEN ASSET INVESTMENT .............      1,463
     94,500(degree)OCWEN FINANCIAL CORP .............      1,164
    865,337      OLD KENT FINANCIAL CORP ............     40,238
    103,699      OLD NATIONAL BANCORP ...............      5,781
      3,200      OMEGA FINANCIAL CORP ...............         97
    191,650      ONE VALLEY BANCORP, INC ............      6,300

                       See notes to financial statements.

                                                         VALUE
  SHARES                                                 (000)
  ------                                                --------
 DEPOSITORY INSTITUTIONS--(CONTINUED)
     25,466      ORIENTAL FINANCIAL GROUP ...........    $   797
  1,541,838      OVERSEAS-CHINESE BANKING CORP LTD (FR)   10,466
     67,600      PACIFIC CAPITAL BANCORP ............      1,741
  1,333,700      PACIFIC CENTURY FINANCIAL CORP .....     32,509
    410,115(degree)PARIBAS S.A. .....................     35,658
      9,464      PARK NATIONAL CORP .................        975
     17,706      PEOPLES BANCORP, INC ...............        193
      1,150      PEOPLES BANK OF BRIDGEPORT CO ......         32
    964,186      PEOPLES HERITAGE FINANCIAL GROUP, INC    19,284
      8,400      PEOPLES HOLDINGS CO ................        271
     69,600(degree)PFF BANCORP, INC .................      1,114
      2,600      PINNACLE BANC GROUP, INC ...........         74
  2,795,912      PNC BANK CORP ......................    151,329
    850,537      POPULAR, INC .......................     28,918
      1,000      PREMIER BANCSHARES, INC ............         26
      6,100      PRIME BANCORP, INC .................         96
     19,600      PRIME BANCSHARES, INC ..............        338
    440,076      PROVIDENT BANKSHARES CORP ..........     10,947
    162,100      PROVIDENT FINANCIAL GROUP ..........      6,119
  1,431,048      PROVIDIAN FINANCIAL CORP ...........    107,329
  3,053,424      PUBLIC BANK BERHAD (FR) ............      1,040
    272,532      PUBLIC BANK BERHAD (LR) ............        100
      9,800      QUEENS COUNTY BANCORP, INC .........        292
  1,389,511      REGIONS FINANCIAL CORP .............     56,015
        900      RELIANCE BANCORP, INC ..............         25
    528,240      REPUBLIC BANCORP, INC ..............      7,197
      2,000(degree)REPUBLIC BANCSHARES, INC .........         26
      2,000      REPUBLIC BANKING CORP OF FLORIDA ...         21
  1,323,850      REPUBLIC NEW YORK CORP .............     60,318
      6,974      REPUBLIC SECURITY FINANCIAL CORP ...         85
  1,241,600      RHB CAPITAL BERHAD .................        485
     78,000(degree)RHB CAPITAL BERHAD WTS 12/28/99 ..          8
     19,500      RHB SAKURA MERCHANT BANKERS BERHAD .          6
      3,000      RIGGS NATIONAL CORP ................         61
    336,400      ROSLYN BANCORP, INC ................      7,233
    673,505      ROYAL BANK OF CANADA ...............     33,566
  2,949,224(degree)ROYAL BANK OF SCOTLAND PLC .......     47,106
     75,300      S & T BANCORP, INC .................      2,075
  7,867,000      SAKURA BANK LTD ....................     18,063
  8,132,736(degree)SAN PAOLO-IMI S.P.A. .............    144,005
      8,700      SANDY SPRING BANCORP, INC ..........        262
    394,765      SANWA BANK LTD .....................      3,048
    724,000      SEVENTY-SEVEN (77) BANK LTD ........      7,253
  1,523,000      SHIZUOKA BANK LTD ..................     18,835
      4,100      SHORELINE FINANCIAL CORP ...........        108
      1,000      SIGNAL CORP ........................         34
    238,700(degree)SILICON VALLEY BANCSHARES ........      4,065
      6,000      SIMMONS FIRST NATIONAL CORP
                  (CLASS A) .........................        223
    870,870      SKANDINAVISKA ENSKILDA BANKEN SERIES A    9,186
     88,203      SKY FINANCIAL GROUP, INC ...........      2,332
    314,064(degree)SOCIETE GENERALE S.A. ............     50,880
  1,841,895      SOUTHTRUST CORP ....................     68,035
     29,400(degree)SOUTHWEST BANCORP OF TEXAS, INC ..        526
  1,169,272      SOVEREIGN BANCORP, INC .............     16,662
    140,600      ST. FRANCIS CAPITAL CORP ...........      5,940
    871,744      ST. GEORGE BANK LTD ................      5,513
    515,937      ST. PAUL BANCORP, INC ..............     14,043
    245,000(degree)STATE BANK OF INDIA ..............        922
    300,000(degree)STATE BANK OF INDIA GDR ..........      2,498
    793,100      STATE STREET CORP ..................     55,170
      1,100      STATEN ISLAND BANCORP, INC .........         22
     14,126      STERLING BANCORP ...................        322
     24,800      STERLING BANCSHARES, INC ...........        369
  6,084,550      SUMITOMO BANK LTD ..................     62,571
  1,793,459      SUMMIT BANCORP .....................     78,352
  1,172,080      SUNTRUST BANKS, INC ................     89,664
     77,550      SUSQUEHANNA BANCSHARES, INC ........      1,587
    441,800      SVENSKA HANDELSBANKEN SERIES A .....     18,640
    220,500(degree)SVENSKA HANDELSBANKEN SERIES B FREE     8,460
      3,730(degree)SWISS BANK CORP (REGD) WTS 06/30/00        60
    777,694      SYNOVUS FINANCIAL CORP .............     18,956
    907,400      TCF FINANCIAL CORP .................     21,948
     89,100      TEXAS REGIONAL BANCSHARES, INC (CLASS A)  2,233
  3,405,609      TOKAI BANK LTD .....................     16,122
     25,100      TORONTO DOMINION BANK ..............        879
     18,900      TR FINANCIAL CORP ..................        744
     88,600      TRIANGLE BANCORP, INC ..............      1,401
     44,600      TRUST CO OF NEW JERSEY .............      1,093
     66,735      TRUSTCO BANK CORP ..................      2,002
    123,800      TRUSTMARK CORP .....................      2,801
  5,256,730      U.S. BANCORP .......................    186,614
    198,069      U.S. TRUST CORP ....................     15,053
      7,515      U.S.B. HOLDINGS CO, INC ............        127
     37,665      UMB FINANCIAL CORP .................      1,728
 12,533,860(degree)UNCREDITO ITALIANO S.P.A. ........     74,447
    173,500(degree)UNI BANKDANMARK AS (CLASS A) .....     15,675
    871,126(degree)UNION BANK OF SWITZERLAND AG. (REGD)  267,648
  1,757,977      UNION PLANTERS CORP ................     79,658
    429,600      UNIONBANCAL CORP ...................     14,633
     49,500      UNITED BANKSHARES, INC .............      1,312
      5,940      UNITED NATIONAL BANCORP ............        138
  1,235,890      UNITED OVERSEAS BANK LTD (FR) ......      7,940
     61,700      USBANCORP, INC .....................      1,226
  1,344,659      UST CORP ...........................     31,684
    259,525      VALLEY NATIONAL BANCORP ............      7,315
    116,700(degree)VERMONT FINANCIAL SERVICES CORP ..      3,880
  1,081,412      WACHOVIA CORP ......................     94,556
    785,082      WASHINGTON FEDERAL, INC ............     20,952
  4,309,393      WASHINGTON MUTUAL, INC .............    164,565
      1,000      WASHINGTON TRUST BANCORP, INC ......         22
    313,284      WEBSTER FINANCIAL CORP .............      8,596
 15,835,346      WELLS FARGO CO .....................    632,424
     32,300      WESBANCO, INC ......................        953
     53,690      WEST COAST BANCORP (OREGON) ........      1,127
    149,600      WESTAMERICA BANCORP ................      5,498
        800      WESTCORP ...........................          6
     63,200      WESTERN BANCORP ....................      1,849
     61,900      WESTERNBANK PUERTO RICO ............        983
  7,457,742      WESTPAC BANKING CORP ...............     49,954
    144,550      WHITNEY HOLDINGS CORP ..............      5,421
    161,300      WILMINGTON TRUST CORP ..............      9,940
    940,000(degree)WING HANG BANK LTD ...............      2,342
    741,302      WING LUNG BANK LTD .................      2,574
      5,200      WSFS FINANCIAL CORP ................         88
    514,000      YAMAGUCHI BANK LTD .................      4,857
  3,480,000(degree)YASUDA TRUST & BANKING CO LTD ....      2,684
      2,600      ZIONS BANCORP ......................        162
                                                      ----------
                                                      10,990,023
                                                      ----------
 EATING AND DRINKING PLACES--0.74%
     27,300(degree)ADVANTICA RESTAURANT GROUP, INC ..        169
    439,757      APPLEBEES INTERNATIONAL, INC .......      9,070
    456,000      AVADO BRANDS, INC ..................      3,791
    634,682      BOB EVANS FARMS, INC ...............     16,541
     11,800x(degree)BOSTON CHICKEN, INC .............          4
    786,793(degree)BRINKER INTERNATIONAL, INC .......     22,719
    766,300(degree)BUFFETS, INC .....................      9,148
  2,262,000(degree)CAFE DE CORAL HOLDINGS LTD .......        708
    283,900(degree)CEC ENTERTAINMENT, INC ...........      7,878
    857,564      CKE RESTAURANTS, INC ...............     25,245
  2,148,659      COMPASS GROUP PLC ..................     24,613
     40,906(degree)CONSOLIDATED PRODUCTS, INC .......        844
     31,425      CRACKER BARREL OLD COUNTRY STORE, INC       733
  2,107,800      DARDEN RESTAURANTS, INC ............     37,940
      2,650(degree)DAVE & BUSTERS, INC ..............         61
  8,062,714      DIAGEO PLC (CLASS A) ...............     91,757

                       See notes to financial statements.

                                                         VALUE
  SHARES                                                 (000)
  ------                                                --------
 EATING AND DRINKING PLACES--(CONTINUED)
      2,800(degree)EINSTEIN/NOAH BAGEL CORP .........    $     4
    591,865(degree)FOODMAKER, INC ...................     13,058
    200,384      FRISCHS RESTAURANTS, INC ...........      2,117
  2,456,600      HOST MARRIOTT CORP (NEW) ...........     33,932
      4,780(degree)HOST MARRIOTT SERVICES CORP ......         50
     76,000(degree)IHOP CORP NEW ....................      3,035
      3,100(degree)LANDRYS SEAFOOD RESTAURANTS, INC .         23
      1,500(degree)LONE STAR STEAKHOUSE & SALOON, INC         14
    280,691      LUBYS CAFETERIA, INC ...............      4,333
    528,200      MARRIOTT INTERNATIONAL (CLASS A) ...     15,318
  4,304,343      MCDONALD'S CORP ....................    329,820
      8,927      MELCO INTERNATIONAL DEVELOPMENT LTD           1
        276      MORRISON HEALTH CARE, INC ..........          5
    129,200(degree)NPC INTERNATIONAL, INC ...........      1,558
     17,900(degree)OUTBACK STEAKHOUSE, INC ..........        714
    309,000      OVERSEAS UNION ENTERPRISES LTD .....        614
    350,100(degree)PAPA JOHNS INTERNATIONAL, INC ....     15,448
    419,922      PICCADILLY CAFETERIAS, INC .........      4,409
      2,500(degree)PJ AMERICA, INC ..................         45
    598,007(degree)PLANET HOLLYWOOD, INC (CLASS A) ..      1,383
     63,150(degree)RAINFOREST CAFE, INC .............        383
        600(degree)RARE HOSPITALITY INTERNATIONAL, INC         8
      2,000      ROYAL CO LTD .......................         26
    395,534      RUBY TUESDAY, INC ..................      8,405
    226,950(degree)RYANS FAMILY STEAK HOUSES, INC ...      2,809
    115,875(degree)SBARRO, INC ......................      3,034
      3,300(degree)SCOTTS RESTAURANTS, INC ..........         15
      7,878(degree)SHONEYS, INC .....................         10
    230,924x(degree)SIZZLER INTERNATIONAL, INC ......        520
    231,000      SKYLARK CO LTD .....................      3,442
     87,701(degree)SODEXHO ALLIANCE S.A. ............     19,624
    122,951(degree)SODEXHO MARRIOTT SERVICES, INC ...      3,404
    326,975(degree)SONIC CORP .......................      8,134
    204,100(degree)SPAGHETTI WAREHOUSE, INC .........      1,556
    927,000(degree)TELEPIZZA S.A. ...................      8,832
      3,950(degree)THE CHEESECAKE FACTORY CO ........        117
  1,107,000    +(degree)TPI ENTERPRISES, INC ........          4
  1,374,571(degree)TRICON GLOBAL RESTAURANTS, INC ...     68,900
    265,248(degree)U.S. FOODSERVICE, INC ............     12,997
     13,767      VALORA HOLDINGS AG. (REGD) .........      3,724
  1,084,400      VIAD CORP ..........................     32,939
    261,200(degree)VICORP RESTAURANTS, INC ..........      4,049
     66,869      WENDYS INTERNATIONAL, INC ..........      1,459
                                                      ----------
                                                         861,493
                                                      ----------
 EDUCATIONAL SERVICES--0.04%
    717,462(degree)APOLLO GROUP, INC (CLASS A) ......     24,304
     95,191(degree)BERLITZ INTERNATIONAL, INC .......      2,761
     47,600(degree)COMPUTER LEARNING CENTERS, INC ...        318
    375,829(degree)DEVRY, INC .......................     11,510
    121,400(degree)EDUCATION MANAGEMENT CORP ........      2,868
      3,000(degree)EDUTREK INTERNATIONAL, INC (CLASS A)       17
     72,700(degree)LEARNING TREE INTERNATIONAL, INC .        659
    237,625(degree)SYLVAN LEARNING SYSTEMS, INC .....      7,248
                                                      ----------
                                                          49,685
                                                      ----------
 ELECTRIC, GAS, AND SANITARY SERVICES--4.13%
        700(degree)AES CORP .........................         33
    508,900      AGL RESOURCES, INC .................     11,737
    222,854      AGUAS DE BARCELONA S.A. ............     14,941
      2,217(degree)AGUAS DE BARCELONA S.A. NEW ......        148
  1,570,774      ALLEGHENY ENERGY, INC ..............     54,192
  1,579,390(degree)ALLIED WASTE INDUSTRIES, INC .....     37,313
    901,181      AMEREN CORP ........................     38,469
    176,685(degree)AMERICAN ECOLOGY CORP ............        221
    793,856      AMERICAN ELECTRIC POWER CO, INC ....     37,361
      1,200      AMERICAN STATES WATER CO ...........         33
    130,367      AMERICAN WATER WORKS CO, INC .......      4,400
    216,667(degree)ANGLIAN WATER PLC ................      2,992
    392,036(degree)AQUA ALLIANCE, INC ...............        809
     13,756      AQUARION CO ........................        564
     42,853      AQUILA GAS PIPELINE CORP ...........        367
    183,867      ATMOS ENERGY CORP ..................      5,930
    703,631      AUSTRALIA GAS LIGHT CO .............      5,073
  1,894,621      BALTIMORE GAS & ELECTRIC CO ........     58,496
        400      BAY STATE GAS CO ...................         16
     61,986      BEC ENERGY .........................      2,553
    460,000      BERLINER KRAFT-UND LICHT (BEWAG) AG.     12,428
      1,200      BEWCKISER WASSER TECHNIK AG. .......        266
    283,669      BLACK HILLS CORP ...................      7,482
    500,000      BRITISH ENERGY PLC .................      5,719
  1,947,842      BROWNING FERRIS INDUSTRIES, INC ....     55,392
    393,500(degree)CALENERGY, INC ...................     13,650
     45,600      CALIFORNIA WATER SERVICE GROUP .....      1,428
    185,300(degree)CALPINE CORP .....................      4,679
  1,009,036      CAROLINA POWER & LIGHT CO ..........     47,488
     80,400(degree)CASELLA WASTE SYSTEMS, INC (CLASS A)    2,985
105,677,660(degree)CENTRAIS GERADORAS DO SUL (BR) ...        138
  2,024,500      CENTRAL & SOUTH WEST CORP ..........     55,547
    122,800      CENTRAL HUDSON GAS & ELECTRIC CORP .      5,495
  6,826,121     (degree)CENTRICA PLC ................     13,742
    165,000      CHILECTRA S.A. ADR .................      3,609
  4,268,702(degree)CIA PAULISTA DE FORCA & LUZ ......        307
     38,500      CILCORP, INC .......................      2,356
  1,913,198      CINERGY CORP .......................     65,766
    488,189(degree)CITIZENS UTILITIES CO (CLASS B) ..      3,967
    453,240(degree)CLEAN HARBORS, INC ...............        680
    322,964      CLECO CORP .........................     11,082
  3,841,120      CLP HOLDINGS LTD ...................     19,138
    219,264      CMP GROUP, INC .....................      4,139
    203,200      CMS ENERGY CORP ....................      9,843
  1,919,274      COASTAL CORP .......................     67,055
     26,128      COLONIAL GAS CO ....................        911
  1,128,661      COLUMBIA ENERGY GROUP ..............     65,180
    239,200      COMMONWEALTH ENERGY SYSTEM CO ......      9,688
  1,077,075      CONECTIV, INC ......................     26,388
     62,012      CONECTIV, INC (CLASS A) ............      2,449
     29,900      CONNECTICUT ENERGY CORP ............        912
  1,076,800      CONSOLIDATED EDISON CO OF N.Y., INC      56,936
  1,223,000      CONSOLIDATED NATURAL GAS CO ........     66,042
      1,169      CTG RESOURCES, INC .................         31
    105,600      DAISEKI CO LTD .....................        637
  1,972,500      DOMINION RESOURCES, INC ............     92,214
    845,575      DPL, INC ...........................     18,286
    740,593      DQE, INC ...........................     32,540
  1,684,071      DTE ENERGY CO ......................     72,205
  1,954,924      DUKE ENERGY CORP ...................    125,237
    455,898      DYNEGY, INC ........................      4,986
    315,038      EASTERN ENTERPRISES CO .............     13,783
     15,500(degree)EASTERN ENVIRONMENTAL SERVICES, INC       459
    290,457      EASTERN UTILITIES ASSOCIATION CO ...      8,205
  1,718,452      EDISON INTERNATIONAL CO ............     47,902
  1,698,130      EDISON S.P.A. ......................     20,044
    360,950      EDPERBRASCAN CORP (CLASS A) ........      5,005
      1,714(degree)EL PASO ELECTRIC CO ..............         15
    161,504      EL PASO ENERGY CORP ................      5,622
    178,207      ELECTRABEL NV ......................     78,330
      2,000(degree)ELECTRABEL S.A. (STRIP VVPR) .....          0
  1,134,294      ELECTRICIDADE DE PORTUGAL S.A. .....     24,974
105,677,660      ELECTROBRAS S.A. ...................      1,819
     41,781      EMPIRE DISTRICT ELECTRIC CO ........      1,034
    619,000      EMPRESA NACIONAL DE ELECTRIDAD S.A. ADR   7,041
  2,720,960      ENDESA S.A. ........................     72,203
    310,800      ENERGEN CORP .......................      6,061
    994,186      ENERGY EAST CORP ...................     56,172
    192,000      ENERSIS S.A. ADR ...................      4,956
  1,669,583      ENRON CORP .........................     95,271
  2,592,504      ENTERGY CORP .......................     80,692

                       See notes to financial statements.

                                                         VALUE
  SHARES                                                 (000)
  ------                                                --------
 ELECTRIC, GAS, AND SANITARY SERVICES--(CONTINUED)
     32,701      EQUITABLE RESOURCES, INC ...........    $   952
      4,337      ETOWN CORP .........................        205
  2,600,027      FIRSTENERGY CORP ...................     84,663
    330,339      FLORIDA PROGRESS CORP ..............     14,803
    659,748      FPL GROUP, INC .....................     40,657
    478,219      GAS NATURAL SDG S.A. ...............     52,143
     57,870      GENER S.A. (SPONS ADR) .............        926
  1,596,400      GPU, INC ...........................     70,541
        385      GROUPE BRUXELLES LAMBERT NPV
                  (STRIP VVPR) ......................          0
     70,135      GROUPE BRUXELLES LAMBERT S.A. ......     14,291
     66,410      HAFSLUND AS SERIES A ...............        418
     34,402      HAFSLUND AS SERIES B ...............        146
    424,393      HAWAIIAN ELECTRIC INDUSTRIES, INC ..     17,082
  6,916,284      HONG KONG & CHINA GAS CO LTD .......      8,793
    124,922(degree)HONG KONG & CHINA GAS CO LTD
                  WTS 03/30/99 ......................          8
         25      HONG KONG ELECTRIC CO LTD ..........          0
    866,415      HOUSTON INDUSTRIES, INC ............     27,834
    323,700(degree)HUANENG POWER INTERNATIONAL, INC
                  SERIES N ADR ......................      4,694
    144,398      HYDER PLC ..........................      1,820
  2,189,297      IBERDROLA S.A. .....................     41,022
    333,400      IDACORP, INC .......................     12,065
     39,220      ILLINOVA CORP ......................        981
    218,166      INDIANA ENERGY, INC ................      5,372
    250,993      INTERSTATE ENERGY CORP .............      8,095
     31,367      IPALCO ENTERPRISES, INC ............      1,739
      2,405(degree)IT GROUP, INC ....................         27
  1,093,640      ITALGAS S.P.A. .....................      5,932
  1,938,600      KANSAI ELECTRIC POWER CO, INC ......     42,536
    469,134      KANSAS CITY POWER & LIGHT CO .......     13,898
    138,000(degree)KELLEY OIL & GAS CORP ............         82
  1,697,190      KEYSPAN ENERGY CORP ................     52,613
      8,100      KN ENERGY, INC .....................        295
    135,700      LACLEDE GAS CO .....................      3,630
    730,267      LOUISVILLE GAS & ELECTRIC ENERGY CORP    20,676
     35,900      MADISON GAS & ELECTRIC CO ..........        817
    192,904      MCN ENERGY GROUP, INC ..............      3,677
     93,979      MDU RESOURCES GROUP, INC ...........      2,473
    427,400      MIDAMERICAN ENERGY HOLDINGS CO .....     11,486
     31,805      MINNESOTA POWER, INC ...............      1,399
    200,800x(degree)MOLTEN METAL TECHNOLOGY, INC ....          4
      3,106      MONTANA POWER CO ...................        176
    963,936      NATIONAL FUEL GAS CO ...............     43,558
  1,852,101      NATIONAL GRID GROUP PLC ............     14,784
  2,454,593      NATIONAL POWER PLC .................     21,155
    668,600      NEVADA POWER CO ....................     17,384
    863,660      NEW CENTURY ENERGIES, INC ..........     42,103
    553,943      NEW ENGLAND ELECTRIC SYSTEMS CO ....     26,659
    115,400      NEW JERSEY RESOURCES CORP ..........      4,558
     14,800(degree)NEWPARK RESOURCES, INC ...........        101
     12,400(degree)NIAGARA MOHAWK POWER CORP ........        200
    442,540      NICOR, INC .........................     18,697
    243,358      NIPSCO INDUSTRIES, INC .............      7,407
     91,946      NORTH CAROLINA NATURAL GAS CORP ....      3,051
      1,500(degree)NORTHEAST UTILITIES CO ...........         24
    297,468      NORTHERN STATES POWER CO ...........      8,255
    159,100      NORTHWEST NATURAL GAS CO ...........      4,117
     80,492      NORTHWESTERN CORP ..................      2,128
     89,405      NOVA CORP ..........................      1,164
    143,500      NUI CORP ...........................      3,848
    116,188      OGDEN CORP .........................      2,912
    325,544      OGE ENERGY CORP ....................      9,441
    293,076      ONEOK, INC .........................     10,587
      4,572      ORANGE & ROCKLAND UTILITY, INC .....        261
  4,085,000      OSAKA GAS CO LTD ...................     14,087
     33,670      OESTERREICHISCHE
                  ELEKTRIZITAETSWIRSCHAFTS AG. ......      5,149
     17,800      OTTER TAIL POWER CO ................        710
  8,447,800      PACIFICORP .........................    177,932
  2,236,100      PECO ENERGY CO .....................     93,078
     21,900      PENNSYLVANIA ENTERPRISES, INC ......        558
    561,999      PEOPLES ENERGY CORP ................     22,410
  1,632,213      PG&E CORP ..........................     51,415
     65,633      PHILADELPHIA SUBURBAN CORP .........      1,940
    109,196(degree)PHILIP SERVICES CORP .............         34
     84,164      PIEDMONT NATURAL GAS CO, INC .......      3,040
    296,034      PINNACLE WEST CAPITAL CORP .........     12,544
    959,500      POTOMAC ELECTRIC POWER CO ..........     25,247
    883,300(degree)POWER TECHNOLOGIES LTD ...........        541
    285,479      POWERGEN PLC .......................      3,752
  2,085,910      PP&L RESOURCES, INC ................     58,145
    666,224      PUBLIC SERVICE CO OF NEW MEXICO ....     13,616
    112,202      PUBLIC SERVICE CO OF NORTH CAROLINA       2,917
  2,308,628      PUBLIC SERVICE ENTERPRISE GROUP, INC     92,345
    185,731      PUGET SOUND ENERGY, INC ............      5,177
  1,093,080      QUESTAR CORP .......................     21,178
    277,449(degree)REPUBLIC INDUSTRIES, INC .........      4,092
  1,342,320      RHEIN-WESTFALEN ELECTRIC AG. (STAMM)     73,539
    596,497      ROCHESTER GAS & ELECTRIC CORP ......     18,641
    759,900      SCANA CORP .........................     24,507
    992,089(degree)SCOTTISH & SOUTHERN ENERGY PLC ...     11,175
  3,516,874      SCOTTISH POWER PLC .................     36,132
      2,304(degree)SEAGULL ENERGY CORP ..............         15
      3,305      SEMCO ENERGY, INC ..................         54
  1,488,405      SEMPRA ENERGY ......................     37,768
 25,108,146      SHUN TAK ENTERPRISES CORP LTD ......      4,732
     35,100      SIERRA PACIFIC RESOURCES ...........      1,334
     87,182      SIG CORP, INC ......................      3,111
     22,300      SONAT, INC .........................        603
     42,000      SOUTH JERSEY INDUSTRIES, INC .......      1,100
  6,059,793      SOUTHERN CO ........................    176,113
     44,964(degree)SOUTHERN UNION CO ................      1,096
     12,300      SOUTHWEST GAS CORP .................        331
    192,200      SOUTHWESTERN ENERGY CO .............      1,442
    498,235      LYONNAISE DES EAUX S.A. ............    102,391
        400(degree)SUPERIOR SERVICES, INC ...........          8
    392,152      TECO ENERGY, INC ...................     11,054
  3,159,000      TENAGA NASIONAL BERHAD .............      4,538
  1,889,564      TEXAS UTILITIES CO .................     88,219
    805,689      THAMES WATER PLC ...................     15,416
      2,200(degree)THERMO ECOTEK CORP ...............         23
    131,000      TNP ENTERPRISES, INC ...............      4,970
  1,084,800      TOHOKU ELECTRIC POWER CO, INC ......     19,234
  2,344,474      TOKYO ELECTRIC POWER CO, INC .......     57,988
  5,802,000      TOKYO GAS CO LTD ...................     15,276
    278,857      TRACTEBEL NV .......................     54,142
      6,138(degree)TRACTEBEL NV PUT WTS 11/15/99 ....          1
    896,883      TRANS CANADA PIPELINES LTD .........     13,109
    136,701      TRANS CANADA PIPELINES LTD (U.S.) ..      2,016
    397,600      TRANSALTA CORP .....................      5,850
    568,500      TRANSPORTADORA DE GAS DEL SUR (CLASS B)   1,127
      3,924      UGI CORP ...........................         93
  2,234,783      UNICOM CORP ........................     86,179
  1,670,100(degree)UNION ELECTRICA FENOSA S.A. ......     28,936
    330,320(degree)UNISOURCE ENERGY CORP HOLDINGS CO       4,459
        100      UNITED ILLUMINATING CO .............          5
    868,980      UNITED UTILITIES PLC ...............     12,044
    128,500      UNITED WATER RESOURCES, INC ........      3,076
    128,203      UTILICORP UNITED, INC ..............      4,703
  1,087,130      VEBA AG. ...........................     65,074
     70,246      VIAG AG. ...........................     41,205
    488,606      VIVENDI S.A. .......................    126,827
     48,973(degree)VIVENDI S.A. WTS 05/02/01 ........        127
    586,272      WASHINGTON GAS LIGHT CO ............     15,903

                       See notes to financial statements.

                                                         VALUE
  SHARES                                                 (000)
  ------                                                --------
 ELECTRIC, GAS, AND SANITARY SERVICES--(CONTINUED)
    457,800      WASHINGTON WATER POWER CO ..........    $ 8,813
  6,377,140      WASTE MANAGEMENT, INC                   297,334
        700(degree)WASTEMASTERS, INC ................          0
    238,111      WESTCOAST ENERGY, INC ..............      4,728
        100      WESTERN GAS RESOURCES, INC .........          1
      2,610      WESTERN RESOURCES, INC .............         87
     64,298      WICOR, INC .........................      1,403
  1,770,574      WILLIAMS COS, INC ..................     55,220
    722,481      WISCONSIN ENERGY CORP ..............     22,713
    281,272      WPS RESOURCES CORP .................      9,915
    422,200      YANKEE ENERGY SYSTEMS, INC .........     12,297
    151,135(degree)YORK RESEARCH CORP ...............        510
                                                      ----------
                                                       4,804,238
                                                      ----------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--7.48%
     22,300(degree)AAVID THERMAL TECHNOLOGIES, INC ..        376
  3,867,630      ABB AB SERIES A ....................     41,273
     58,000      ABB AB SERIES B ....................        615
        300(degree)ACT MANUFACTURING, INC ...........          4
    129,800(degree)ACTEL CORP .......................      2,596
  3,850,098(degree)ADC TELECOMMUNICATIONS, INC ......    133,791
    198,024(degree)ADTRAN, INC ......................      3,626
      2,000(degree)ADVANCED ENERGY INDUSTRIES, INC ..         50
     47,700(degree)ADVANCED FIBRE COMMUNICATIONS ....        522
    164,900(degree)ADVANCED LIGHTING TECHNOLOGIES, INC     1,608
    636,850(degree)ADVANCED MICRO DEVICES, INC ......     18,429
    197,929      ADVANTEST CORP .....................     12,564
    159,116      AEROQUIP-VICKERS, INC ..............      4,764
     71,000(degree)AIWA CO LTD ......................      1,876
    379,935      ALLEGHENY TELEDYNE, INC ............      7,765
      4,200(degree)ALLEN TELECOM, INC ...............         28
        900(degree)ALLIANCE SEMICONDUCTOR CORP ......          4
  1,584,000      ALPS ELECTRIC CO LTD ...............     29,138
  1,741,000(degree)ALSTOM ...........................     40,828
  2,865,240(degree)ALTERA CORP ......................    174,421
  1,371,580(degree)AMERICAN POWER CONVERSION CORP ...     66,436
     13,125     #AMERICAN SATELLITE NETWORK
                  WTS 06/30/99 ......................          0
     87,100(degree)AMERICAN TOWER SYSTEMS (CLASS A) .      2,575
    287,200      AMETEK, INC ........................      6,408
    101,700(degree)AMKOR TECHNOLOGY, INC ............      1,100
  1,091,343      AMP, INC ...........................     56,818
      6,000(degree)AMPEX CORP (CLASS A) .............          7
     55,845(degree)AMPHENOL CORP (CLASS A) ..........      1,686
     20,992      AMSTRAD PLC ........................         12
        700(degree)ANADIGICS, INC ...................          8
    197,729(degree)ANALOG DEVICES, INC ..............      6,204
  1,444,918(degree)ANDREW CORP ......................     23,841
     39,900(degree)ANTEC CORP .......................        803
      1,269(degree)APPLIED MAGNETICS CORP ...........          8
    267,000(degree)APPLIED MICRO CIRCUITS CORP ......      9,070
      5,649(degree)ARTESYN TECHNOLOGIES, INC ........         79
     86,200(degree)ARTISAN COMPONENTS, INC ..........        458
    466,600(degree)ASPECT TELECOMMUNICATIONS CORP ...      8,049
  1,713,300(degree)ATMEL CORP .......................     26,235
     16,226(degree)AURA SYSTEMS, INC ................         16
      2,200      AUSTRIA MIKRO SYSTEM INTERNATIONAL AG.       83
     31,500      AVX CORP ...........................        534
    252,750(degree)AYDIN CORP .......................      2,575
      5,933      BALDOR ELECTRIC CO .................        120
     56,000      BANG & OLUFSEN HOLDINGS AS (CLASS B)      3,414
     60,115      BARCO INDUSTRIES NV ................     16,974
     68,800(degree)BENCHMARK ELECTRONICS, INC .......      2,520
    440,600      BMC INDUSTRIES, INC ................      2,754
    356,603      BOWTHORPE HOLDINGS PLC .............      2,068
      3,900(degree)BROADBAND TECHNOLOGIES, INC ......         11
    122,100(degree)BROADCOM CORP (CLASS A) ..........     14,744
    398,000      BROTHERS INDUSTRIES LTD ............      1,242
    177,400(degree)BURR BROWN CORP ..................      4,158
    216,700      C&D TECHNOLOGIES, INC ..............      5,959
     43,500(degree)CALIFORNIA MICROWAVE, INC ........        408
    750,000(degree)CELLNET DATA SYSTEMS, INC ........      3,750
      4,300(degree)CHECKPOINT SYSTEMS, INC ..........         53
     17,100(degree)CIDCO, INC .......................         49
    500,630(degree)CIENA CORP .......................      7,322
        963(degree)COMMSCOPE, INC ...................         16
    798,165(degree)COMVERSE TECHNOLOGY, INC .........     56,670
  2,176,845      COOPER INDUSTRIES, INC .............    103,808
    192,642      CTS CORP ...........................      8,380
      9,700(degree)CUSTOMTRACKS CORP ................        104
  1,371,300(degree)CYPRESS SEMICONDUCTOR CORP .......     11,399
    549,000      DAI NIPPON SCREEN MANUFACTURING
                  CO LTD ............................      1,372
     13,685      DALLAS SEMICONDUCTOR CORP ..........        558
      1,200(degree)DAVOX CORP .......................          9
    750,200(degree)DIGITAL MICROWAVE CORP ...........      5,134
     88,920(degree)DII GROUP, INC ...................      2,045
        816(degree)DSP COMMUNICATIONS, INC ..........         12
     36,100(degree)ECHOSTAR COMMUNICATIONS CORP
                  (CLASS A) .........................      1,746
  1,180,000(degree)ELEC & ELTEK INTERNATIONAL CO LTD       6,372
  1,680,400      ELEC & ELTEK INTERNATIONAL
                  HOLDNGS LTD .......................        321
      3,600(degree)ELECTRO SCIENTIFIC INDUSTRIES, INC        163
    234,558      ELECTROCOMPONENTS PLC ..............      1,573
  1,048,670      ELECTROLUX AB SERIES B .............     18,048
    613,154      EMAIL LTD ..........................        877
  2,651,970      EMERSON ELECTRIC CO ................    160,444
      7,800      EMPRESA FABRIL DE MAQUINAS
                  ELECTRICAS ........................         80
      3,900(degree)ESS TECHNOLOGY ...................         20
     95,300(degree)EVANS & SUTHERLAND COMPUTER CORP .      1,680
      1,100(degree)EXAR CORP ........................         18
    181,600(degree)EXCEL SWITCHING CORP .............      6,901
        100      EXIDE CORP .........................          2
    687,017      FISHER & PAYKEL INDUSTRIES LTD .....      2,486
     10,000      FRANKLIN ELECTRIC CO, INC ..........        675
  5,415,000      FUJITSU LTD ........................     72,248
  1,130,000      FURUKAWA ELECTRIC CO LTD ...........      3,857
     47,000(degree)FUTABA CORP ......................      1,846
     98,357(degree)GENERAL DATACOMM INDUSTRIES, INC .        227
 27,228,257      GENERAL ELECTRIC CO ................  2,778,984
  5,933,078      GENERAL ELECTRIC CO (U.K.) .........     53,553
    843,700(degree)GENERAL INSTRUMENT CORP ..........     28,633
    135,900(degree)GENERAL SEMICONDUCTOR, INC .......      1,113
     41,700(degree)GENLYTE GROUP, INC ...............        782
    883,000    x(degree)GEOTEK COMMUNICATIONS, INC ..         19
     29,437(degree)GLENAYRE TECHNOLOGIES, INC .......        131
      4,100(degree)HADCO CORP .......................        144
      3,880      HARMAN INTERNATIONAL INDUSTRIES, INC        148
     80,600      HARMON INDUSTRIES, INC .............      1,859
  1,320,549      HARRIS CORP ........................     48,365
      9,900      HELIX TECHNOLOGY CORP ..............        129
     73,900      HIROSE ELECTRIC CO LTD .............      5,182
  7,853,230      HITACHI LTD ........................     48,734
      2,600(degree)HMT TECHNOLOGY CORP ..............         33
     53,200(degree)HOLOPHANE CORP ...................      1,367
     14,776      HUBBELL, INC (CLASS B) .............        561
     29,270(degree)HUTCHINSON TECHNOLOGY, INC .......      1,043
      1,000      INNOVEX, INC .......................         14
      6,700(degree)INTEGRATED CIRCUIT SYSTEMS, INC ..        118
    608,200(degree)INTEGRATED DEVICE TECHNOLOGY, INC       3,725
      7,500(degree)INTEGRATED SILICON SOLUTION, INC .         23
 14,258,278      INTEL CORP .........................  1,690,497
    324,400      INTER-TEL, INC .....................      7,583
    357,500(degree)INTERDIGITAL COMMUNICATIONS CORP .      1,631
      7,400(degree)INTERNATIONAL RECTIFIER CORP .....         72
      1,200(degree)INTERVOICE, INC ..................         41

                       See notes to financial statements.

                                                         VALUE
  SHARES                                                 (000)
  ------                                                --------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--(CONTINUED)
     10,200(degree)ITI TECHNOLOGIES, INC ............    $   316
      6,000(degree)ITRON, INC .......................         43
    512,492(degree)JABIL CIRCUIT, INC ...............     38,245
  2,500,320      JOHNSON ELECTRIC HOLDINGS LTD ......      6,422
      3,700(degree)JPM CO ...........................         52
    204,200      JUNO LIGHTING, INC .................      4,773
     12,100(degree)KEMET CORP .......................        136
    546,200(degree)KOMAG, INC .......................      5,667
  2,293,041(degree)KONINKLIJKE PHILIPS ELECTRONICS NV    153,953
        500(degree)KOPIN CORP .......................         11
    170,700      KUHLMAN CORP .......................      6,465
    448,100      KYOCERA CORP .......................     23,716
     92,000(degree)L-3 COMMINUCATIONS HOLDINGS, INC .      4,284
      7,350(degree)LATTICE SEMICONDUCTOR CORP .......        337
     52,579      LEGRAND S.A. .......................     13,940
    587,500(degree)LEVEL ONE COMMUNICATIONS, INC ....     20,856
  1,215,700      LINEAR TECHNOLOGY CO ...............    108,881
      1,500(degree)LITTLEFUSE, INC ..................         29
     10,200(degree)LO-JACK CORP .....................        121
        400(degree)LSI LOGIC CORP ...................          6
    155,000      MABUCHI MOTOR CO LTD ...............     11,886
        674(degree)MAGNETEK, INC ....................          8
    229,000      MALAYSIAN PACIFIC INDUSTRIES
                  BERHAD ............................        219
  5,554,650      MATSUSHITA ELECTRIC
                  INDUSTRIAL CO LTD .................     98,437
     60,335      MATSUSHITA ELECTRIC
                  INDUSTRIAL CO LTD ADR .............     10,528
  2,064,850(degree)MAXIM INTEGRATED PRODUCTS ........     90,208
     21,003      MAYTAG CO ..........................      1,307
    349,800(degree)MEMC ELECTRONIC MATERIALS, INC ...      2,973
    208,421      METAL MANUFACTURES LTD .............        294
    408,850      METHODE ELECTRONICS, INC (CLASS A) .      6,388
    117,175(degree)MICREL, INC ......................      6,445
        800(degree)MICRO LINEAR CORP ................          3
    840,575(degree)MICROCHIP TECHNOLOGY, INC ........     31,101
    709,695(degree)MICRON TECHNOLOGY, INC ...........     35,884
    210,000      MIMASU SEMICONDUCTOR INDUSTRY ......      2,180
  3,811,000(degree)MITSUBISHI ELECTRIC CORP .........     11,994
    560,100(degree)MMC NETWORKS, INC ................      7,421
     20,007      MOLEX, INC .........................        763
    189,452      MOLEX, INC (CLASS A) ...............      6,039
     21,000(degree)MOOG, INC (CLASS A) ..............        822
  4,274,400      MOTOROLA, INC ......................    261,006
    277,730(degree)MRV COMMUNICATIONS, INC ..........      1,718
    614,000      MURATA MANUFACTURING CO LTD ........     25,529
     89,700      NATIONAL PRESTO INDUSTRIES, INC ....      3,823
    159,299(degree)NATIONAL SEMICONDUCTOR CORP ......      2,151
    703,749      NATIONAL SERVICE INDUSTRIES, INC ...     26,742
      7,100(degree)NATURAL MICROSYSTEMS CORP ........         52
    400,700(degree)NEOMAGIC CORP ....................      8,865
    857,000      NGK SPARK PLUG CO LTD ..............      8,745
        900      NIHON DEMPA KOGYO CO LTD ...........          8
  3,171,000      NIPPON ELECTRIC CORP ...............     29,236
     80,000(degree)NIPPON ELECTRIC GLASS CO LTD .....      1,087
    244,000      NITTO DENKO CORP ...................      4,067
    598,000      NOKIA AB SERIES K ..................     73,224
  1,691,600(degree)NOKIA OYJ SERIES A ...............    207,132
      3,000(degree)NOMA INDUSTRIES LTD (CLASS A) ....         19
    933,942      NORTHERN TELECOMMUNICATIONS LTD ....     46,575
  1,494,855      NORTHERN TELECOMMUNICATIONS LTD (U.S.)   74,930
      1,300(degree)OAK INDUSTRIES, INC ..............         46
    289,700(degree)OAK TECHNOLOGY, INC ..............      1,014
        500(degree)OIS OPTICAL IMAGING SYSTEMS, INC .          0
    608,600(degree)P-COM, INC .......................      2,425
     19,609(degree)PAIRGAIN TECHNOLOGIES, INC .......        151
        900      PARK ELECTROCHEMICAL CORP ..........         26
      2,400(degree)PARKERVISION, INC ................         56
     28,600(degree)PHOTRONICS, INC ..................        686
      5,700(degree)PICTURETEL CORP ..................         38
    268,729      PIONEER ELECTRONIC CORP ............      4,515
    125,400      PITTWAY CORP .......................      4,240
    241,436      PITTWAY CORP (CLASS A) .............      7,982
     34,600(degree)PLANTRONICS, INC .................      2,976
    242,900(degree)PLEXUS CORP ......................      8,228
      8,700(degree)PMC-SIERRA, INC ..................        549
    302,700(degree)POLYCOM, INC .....................      6,735
      1,800(degree)POWERWAVE TECHNOLOGIES, INC ......         34
     71,100(degree)PREMISYS COMMUNICATIONS, INC .....        653
     94,403(degree)QLOGIC CORP ......................     12,355
  1,141,684(degree)QUALCOMM, INC ....................     59,154
      4,600(degree)RAMBUS, INC ......................        443
     23,800(degree)RAMTRON INTERNATIONAL CORP .......         12
  1,502,122      RAYCHEM CORP .......................     48,537
    199,700(degree)RAYOVAC CORP .....................      5,329
    748,150(degree)READ RITE CORP ...................     11,059
    102,600(degree)RECOTON CORP .....................      1,840
    162,500(degree)RELTEC CORP ......................      3,605
     14,400(degree)REMEC, INC .......................        259
     80,000(degree)RINNAI CORP ......................      1,401
    434,000      ROHM CO ............................     39,591
      8,600(degree)ROYAL APPLIANCE MANUFACTURING CO, INC      32
        700(degree)S3, INC ..........................          5
    179,200      SALIENT 3 COMMUNICATIONS (CLASS A) .      1,635
    842,014(degree)SANMINA CORP .....................     52,626
  2,102,000      SANYO ELECTRIC CO LTD ..............      6,522
    237,500(degree)SAWTEK, INC ......................      4,156
    243,800(degree)SCI SYSTEMS, INC .................     14,079
     18,600      SCIENTIFIC-ATLANTA, INC ............        424
     87,000(degree)SCM MICROSYSTEMS, INC ............      6,182
        300(degree)SDL, INC .........................         12
     95,800(degree)SEMTECH CORP .....................      3,437
     10,950(degree)SENSORMATIC ELECTRONICS CORP .....         76
     49,900      SGL CARBON AG. .....................      2,996
     30,000(degree)SGS-THOMSON MICROELECTRONICS NV ..      2,363
  1,931,000      SHARP CORP .........................     17,444
      9,000(degree)SHELDAHL, INC ....................         54
     28,000(degree)SHINKO ELECTRIC INDUSTRIES CO LTD       1,117
      9,800(degree)SILICONIX, INC ...................        203
    323,299(degree)SILICONWARE PRECISION INDUSTRIES GDR    3,395
     63,900(degree)SIPEX CORP .......................      2,244
    327,920      SIRTI S.P.A. .......................      1,983
    404,200(degree)SMART MODULAR TECHNOLOGIES, INC ..     11,217
  1,158,442(degree)SOLECTRON CORP ...................    107,663
  1,207,098      SONY CORP ..........................     88,071
        800      SONY MUSIC ENTERTAINMENT, INC ......         37
        900(degree)SPECTRA-PHYSICS LASERS, INC ......          9
      1,000(degree)SPECTRIAN CORP ...................         13
    515,400      STEWART & STEVENSON SERVICES, INC ..      5,025
  2,400,500      SUMITOMO ELECTRIC INDUSTRIES CO ....     27,048
     79,657      SUNBEAM CORP .......................        558
     77,000(degree)SUPERTEX, INC ....................        770
    286,000      SUWA INTERNATIONAL HOLDINGS LTD ....          8
     57,200(degree)SUWA INTERNATIONAL HOLDINGS LTD
                  WTS 10/15/99 ......................          0
    231,200(degree)SYMMETRICOM, INC .................      1,546
     85,000      TAIYO YUDEN CO LTD .................      1,008
     48,938      TECHNITROL, INC ....................      1,560
    447,200(degree)TEKELEC ..........................      7,407
    293,600      TELEFLEX, INC ......................     13,396
  2,839,999(degree)TELEFONICA DE ESPANA S.A. RTS ....      2,525
  1,748,125(degree)TELLABS, INC .....................    119,856
  2,879,500      TEXAS INSTRUMENTS, INC .............    246,377
        380(degree)THERMICEDGE CORP .................          0
  1,142,308      THOMAS & BETTS CORP ................     49,476
    164,377      THOMAS INDUSTRIES, INC .............      3,226
      2,800(degree)THREE-FIVE SYSTEMS, INC ..........         38

                       See notes to financial statements.

                                                         VALUE
  SHARES                                                 (000)
  ------                                                --------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--(CONTINUED)
    215,750      TOKYO ELECTRON CO LTD ..............    $ 8,205
  2,730,000      TOSHIBA CORP .......................     16,288
         20      TOWA CORP ..........................          1
     23,500#(degree)TRANSCRYPT INTERNATIONAL, INC ...         66
      5,900(degree)TRIDENT MICROSYSTEMS, INC ........         24
        400(degree)TRIQUINT SEMICONDUCTOR, INC ......          8
    477,000(degree)UCAR INTERNATIONAL, INC ..........      8,497
    196,000      UNIDEN CORP ........................      1,649
    246,900(degree)UNIPHASE CORP ....................     17,129
    379,534(degree)UNITRODE CORP ....................      6,642
    943,000(degree)VENTURE MANUFACTURING (SINGAPORE) LTD   3,601
      7,100(degree)VICOR CORP .......................         64
        700(degree)VIDEOSERVER, INC .................         13
      1,670(degree)VISHAY INTERTECHNOLOGY, INC ......         24
  1,164,500(degree)VITESSE SEMICONDUCTOR CORP .......     53,130
    568,000(degree)VLSI TECHNOLOGY, INC .............      6,213
        256(degree)VTEL CORP ........................          1
      2,500(degree)WAVEPHORE, INC ...................         20
     29,700(degree)WESTELL TECHNOLOGIES, INC (CLASS A)       145
    902,061      WHIRLPOOL CORP .....................     49,952
     54,192(degree)WINDMERE-DURABLE HOLDINGS, INC ...        420
    289,500      WOODHEAD INDUSTRIES, INC ...........      3,764
     15,800      WOODWARD GOVERNOR CO ...............        350
    317,551(degree)WORLD ACCESS, INC ................      6,788
  1,558,800(degree)XILINX, INC ......................    101,517
     92,500(degree)XYLAN CORP .......................      1,625
    581,000      YAMAHA CORP ........................      6,026
    472,622x(degree)ZENITH ELECTRONICS CORP .........        123
      2,300(degree)ZOLTEK COS, INC ..................         21
      1,500(degree)ZORAN CORP .......................         26
                                                      ----------
                                                       8,708,556
                                                      ----------
 ENGINEERING AND MANAGEMENT SERVICES--0.15%
      4,000(degree)AHL SERVICES, INC ................        125
      8,400(degree)AURORA BIOSCIENCE CORP ...........         54
     32,000      BLOUNT INTERNATIONAL, INC ..........        798
    602,400(degree)CATALYTICA, INC ..................     10,843
        100(degree)CORRECTIONS CORP OF AMERICA ......          2
     58,100      DAMES & MOORE GROUP ................        748
      1,300(degree)DATA TRANSMISSION NETWORK CORP ...         38
     46,800(degree)DIAMOND TECHNOLOGY PARTNERS, INC
                  (CLASS A) .........................        895
    270,339      DUN & BRADSTREET CORP ..............      8,533
        900      EG & G, INC ........................         25
        900(degree)ENTREMED, INC ....................         19
     62,100(degree)F.Y.I., INC ......................      1,987
     30,730(degree)FIRST CONSULTING GROUP, INC ......        630
        600(degree)GARTNER GROUP, INC (CLASS A) .....         13
     13,201(degree)GENSET S.A. ......................      1,016
      1,200(degree)HAGLER BAILLY, INC ...............         24
      2,100(degree)INCYTE PHARMACEUTICALS, INC ......         78
     30,000#(degree)INTERNATIONAL HYDRON
                  (LIQUIDATING TRUST) ...............          1
    366,997(degree)JACOBS ENGINEERING GROUP, INC ....     14,955
     56,200(degree)KENDLE INTERNATIONAL, INC ........      1,314
     30,498      LANDAUER, INC ......................        987
        400(degree)LASON, INC .......................         23
     59,365(degree)MAXIMUS, INC .....................      2,197
      5,200(degree)MEDAPHIS CORP ....................         17
     32,300(degree)META GROUP, INC ..................        961
     24,700(degree)METZLER GROUP, INC ...............      1,203
    129,100(degree)MYRIAD GENETICS, INC .............      1,291
    157,400(degree)NEUROMEDICAL SYSTEMS, INC ........         39
      2,400(degree)NFO WORLDWIDE, INC ...............         28
     50,800(degree)NICHOLS RESEARCH CORP ............      1,060
    123,900      OYO CORP ...........................      2,005
        600(degree)PAREXEL INTERNATIONAL CORP .......         15
      8,912     (degree)PHARMACEUTICAL PRODUCT
                  DEVELOPMENT, INC ..................        268
        400(degree)PROBUSINESS SERVICES, INC ........         18
        200(degree)PROFIT RECOVERY GROUP INTERNATIONAL         7
  1,682,950(degree)QUINTILES TRANSNATIONAL CORP .....     89,827
    201,802(degree)RENAISSANCE WORLDWIDE, INC .......      1,236
  4,059,804(degree)SEMBCORP INDUSTRIES LTD ..........      4,626
    233,968      SERVICEMASTER CO ...................      5,162
  3,546,000(degree)SINGAPORE TECHNOLOGIES
                  ENGINEERING LTD ....................     3,310
     54,700(degree)SM & A CORP .......................     1,039
    235,600(degree)STAFF LEASING, INC ................     2,739
     97,519      STONE & WEBSTER, INC ................     3,243
     21,690      TEJON RANCH CO ......................       431
        750(degree)TETRA TECH, INC ...................        20
     12,836(degree)TETRA TECHNOLOGIES, INC ...........       140
    613,500(degree)TIME ENGINEERING BERHAD ...........       100
     95,400      TKC CORP ............................     1,704
    666,000      TOYO ENGINEERING CO .................       709
      6,200(degree)URS CORP ..........................       145
     12,200(degree)VALENCE TECHNOLOGY, INC ...........        88
    139,100(degree)VEDIOR NV-CVA .....................     2,742
     11,600(degree)WACKENHUT CORRECTIONS CORP ........       332
    262,400(degree)WESTON (ROY F.), INC (CLASS A) ....       722
      8,300(degree)WHITTMAN HART, INC ................       229
                                                      ----------
                                                         170,761
                                                      ----------
 FABRICATED METAL PRODUCTS--0.83%
    126,934(degree)ALLTRISTA CORP ....................     3,046
      1,400      AMCAST INDUSTRIAL CORP ..............        27
      2,300(degree)AMERICAN SAFETY RAZOR CO ..........        28
     20,210      BALL CORP ...........................       925
    123,000      BARNES GROUP, INC ...................     3,582
  1,344,871      BICC LTD ............................     1,578
    140,577(degree)BOHLER-UDDEHOLM AG. (BR) ..........     6,546
 11,596,793      BTR PLC .............................    23,925
     25,700      BUTLER MANUFACTURING CO .............       575
     26,480(degree)BWAY CORP .........................       399
    512,162      CARADON PLC .........................       869
    106,300      CCL INDUSTRIES, INC (CLASS B) .......     1,228
     72,200      CHART INDUSTRIES, INC ...............       551
      4,600(degree)COLEMAN CO, INC ...................        42
      8,816     (degree)COLEP-COMPANHIA PORTUGUESA
                  DE EMBALAGE ........................        66
    499,249      CRANE CO ............................    15,071
    350,875      CROWN CORK & SEAL CO, INC ...........    10,811
    343,200(degree)FANSTEEL, INC .....................     1,973
     10,428      FISCHER (GEORGE) LTD (REGD) .........     3,527
     50,000      FUJIMI, INC .........................     1,738
 10,714,432      GILLETTE CO .........................   517,641
  1,158,806      GKN PLC .............................    15,376
      4,262(degree)GRIFFON CORP ......................        45
    108,900(degree)GULF ISLAND FABRICATION, INC ......       844
     33,000      HARSCO CORP .........................     1,004
    117,900      INTERNATIONAL ALUMINUM CORP .........     3,485
     75,000      KIAN JOO CAN FACTORY BERHAD .........        77
     95,200(degree)LADISH CO, INC ....................       797
    954,950      MAGNETI MARELLI .....................     1,656
    929,947      MARK IV INDUSTRIES, INC .............    12,089
  1,654,200      MASCO CORP ..........................    47,558
      5,000(degree)MATERIAL SCIENCES CORP ............        43
      6,450(degree)MILLER INDUSTRIES, INC ............        29
     37,000(degree)NCI BUILDING SYSTEMS, INC .........     1,041
      2,800(degree)NORTEK, INC .......................        77
  1,914,721      PARKER-HANNIFIN CORP ................    62,707
     56,380      PRIMEX TECHNOLOGIES, INC ............     2,396
  2,884,642      ROCKWELL INTERNATIONAL CORP .........   140,085
      4,700(degree)ROHN INDUSTRIES, INC ..............        16
    127,550(degree)SANKYO ALUMINIUM INDUSTRY CO LTD ..       111
    242,000      SANWA SHUTTER CORP ..................     1,060
      1,200(degree)SHAW GROUP, INC ...................        10
      1,900(degree)SHILOH INDUSTRIES, INC ............        25

                       See notes to financial statements.

                                                         VALUE
  SHARES                                                 (000)
  ------                                                --------
 FABRICATED METAL PRODUCTS--(CONTINUED)
     36,300(degree)SILGAN HOLDINGS, INC .............    $ 1,009
     21,300(degree)SIMPSON MANUFACTURING CO, INC ....        797
    277,300(degree)SMC CORP .........................     22,174
    546,200      SNAP-ON, INC .......................     19,015
        329(degree)SPS TECHNOLOGIES, INC ............         19
        100      STANLEY WORKS CO ...................          3
    147,100      STRUM, RUGER & CO, INC .............      1,756
    210,000      TAKARA STANDARD CO .................      1,769
    619,000      TOSTEM CORP ........................     12,292
    212,900(degree)TOWER AUTOMOTIVE, INC ............      5,309
    700,900      TOYO SEIKAN KAISHA LTD .............     11,918
      2,977(degree)U.S. CAN CORP ....................         53
     75,400      UNITED DOMINION INDUSTRIES LTD .....      1,590
      1,100      VALMONT INDUSTRIES .................         15
    270,300      WATTS INDUSTRIES, INC (CLASS A) ....      4,494
        473(degree)WHITTAKER CORP ...................          8
    330,900(degree)WYMAN-GORDON CO ..................      3,392
                                                      ----------
                                                         970,292
                                                      ----------
 FISHING, HUNTING, AND TRAPPING--0.00%
        700(degree)ZAPATA CORP ......................          9
                                                      ----------
 FOOD AND KINDRED PRODUCTS--4.02%
      3,000      AARHUS OLIEFABRIK AS (CLASS A) .....         87
      1,700      AARHUS OLIEFABRIK AS (CLASS B) .....         51
     67,228(degree)AGRIBIOTECH, INC .................        870
     28,419(degree)AGRIBRANDS INTERNATIONAL, INC ....        853
    905,600      AJINOMOTO CO LTD ...................      9,634
     35,600(degree)AMERICAN ITALIAN PASTA CO (CLASS A)       939
  3,612,869      ANHEUSER BUSCH COS, INC ............    237,095
  6,675,530      ARCHER DANIELS MIDLAND CO ..........    114,736
    391,100      ARIAKE JAPAN CO LTD ................     13,349
    648,000      ASAHI BREWERIES LTD ................      9,565
    144,000(degree)ASIA FOOD & PROPERTIES LTD .......         22
     10,800(degree)ASIA FOOD & PROPERTIES LTD WTS 07/12/02     1
  1,462,530      ASSOCIATED BRITISH FOODS PLC .......     13,834
    173,061      AZUCARERA EBRO AGRICOLAS S.A. ......      3,823
  2,532,996      BASS PLC ...........................     36,876
      5,400(degree)BERINGER WINE ESTATES HOLDINGS, INC
                  (CLASS B) .........................        241
  1,585,300      BESTFOODS, INC .....................     84,417
      4,158      BONGRAIN S.A. ......................      1,861
      8,500(degree)BOSTON BEER CO, INC (CLASS A) ....         72
     15,180(degree)BRAU UND BRUNNEN AG. .............      1,365
    383,847      BROWN FORMAN, INC (CLASS B) ........     29,052
      4,682(degree)BURNS PHILP & CO LTD .............          0
     21,672(degree)BUSH BOAKE ALLEN, INC ............        764
  1,104,276      CADBURY SCHWEPPES LTD ..............     18,832
  1,104,800      CAMPBELL SOUP CO ...................     60,764
    179,305(degree)CANANDAIGUA BRANDS, INC (CLASS A)      10,366
     75,509      CARLSBERG BREWERIES AS (CLASS A) ...      4,390
     11,781      CARLSBERG BREWERIES AS (CLASS B) ...        681
     88,500      CHIQUITA BRANDS INTERNATIONAL, INC .        846
  1,104,393      COCA COLA AMATIL LTD ...............      4,119
    265,600      COCA COLA BOTTLING CO CONSOLIDATED .     15,272
 16,042,939      COCA COLA CO .......................  1,072,872
  2,111,345      COCA COLA ENTERPRISES, INC .........     75,481
    158,200      COMPANIA CERVECERIAS UNIDAS S.A. ADR      3,045
  4,164,788      CONAGRA, INC .......................    131,191
     47,000      COORS (ADOLPH) CO (CLASS B) ........      2,653
    568,825      CORN PRODUCTS INTERNATIONAL, INC ...     17,278
    180,300      COTT CORP ..........................        640
     43,700(degree)CULTOR OYJ SERIES 1 ..............        449
    208,500      CULTOR OYJ SERIES 2 ................      2,141
     83,000      DANISCO AS .........................      4,499
    225,318      DANONE GROUP .......................     64,536
    156,000      DCC PLC ............................      1,326
    693,799      DEAN FOODS CO ......................     28,316
    811,060      DELTA CORP .........................        177
    815,857      DOLE FOOD, INC .....................     24,476
    264,344      DREYERS GRAND ICE CREAM, INC .......      3,998
    752,928      EARTHGRAINS CO .....................     23,294
     40,700      EMBOTELLADORA ANDINA ADR (CLASS B) .        529
     49,153      ERIDANIA BEGHIN-SAY S.A. ...........      8,509
    428,700      EZAKI GLICO CO LTD .................      2,459
     17,875      FLOWERS INDUSTRIES, INC ............        428
  7,387,858      FOSTERS BREWING GROUP LTD ..........     20,030
    369,800      FRASER & NEAVE LTD .................      1,080
  1,248,914      GENERAL MILLS, INC .................     97,103
    160,300      GOLDEN ENTERPRISES, INC ............        862
  1,724,752      GOODMAN FIELDER LTD ................      1,746
    272,000      GRUPO INDUSTRIAL MASECA SERIES B ...        220
    389,600      GUINESS ANCHOR BERHAD ..............        274
    949,631      HEINEKEN NV ........................     57,179
  1,812,750      HEINZ (H.J.) CO ....................    102,647
    125,000      HERDEZ S.A. SERIES B ...............         35
     67,763      HERSHEY FOODS CORP .................      4,214
      2,470      HOLSTEN BRAUEREI AG. ...............        512
    703,257      HORMEL FOODS CORP ..................     23,032
     92,000      HOUSE FOODS CORP ...................      1,558
  1,768,600      IBP, INC ...........................     51,510
     11,138      IMPERIAL HOLLY CORP ................         90
    510,480(degree)INTERNATIONAL HOME FOODS, INC ....      8,614
    753,711      INTERSTATE BAKERIES CORP ...........     19,926
  2,565,000      IOI CORP ...........................      1,030
  1,049,700      ITOEN LTD ..........................     54,253
     58,000      ITOHAM FOODS, INC ..................        247
    110,200(degree)J & J SNACK FOODS CORP ...........      2,466
    108,000      KATOKICHI CO LTD ...................      1,656
        700(degree)KEEBLER FOODS CO .................         26
    917,400      KELLOGG CO .........................     31,306
    148,000(degree)KEMAYAN CORP BERHAD ..............         13
    246,400      KERRY GROUP (CLASS A) ..............      3,362
     65,000      KERRY GROUP PLC (CLASS A) ..........        868
    576,000      KIKKOMAN CORP ......................      3,666
  4,358,000      KIRIN BREWERY CO LTD ...............     55,634
    529,329      LANCASTER COLONY CORP ..............     17,005
    229,332      LANCE, INC .........................      4,572
  2,029,930      LION NATHAN LTD ....................      5,180
    219,104      LVMH MOET HENNESSY LOUIS VUITTON ...     43,380
    154,000      MARUHA CORP ........................        160
    909,400      MCCORMICK & CO, INC (NON-VOTE) .....     30,749
    110,000      MEFOS LTD ..........................        809
  1,094,000      MEIJI SEIKA KAISHA LTD .............      4,364
    222,575      MICHAEL FOODS, INC .................      6,677
    102,400(degree)MIDWEST GRAIN PRODUCTS, INC ......      1,395
     27,700      MOLSON CO LTD (CLASS A) ............        397
      1,000      MOLSON CO LTD (CLASS B) ............         14
  2,007,850      NABISCO HOLDINGS CORP (CLASS A) ....     83,326
    218,700      NESTLE MALAYSIA BERHAD .............        612
    101,011      NESTLE S.A. (REGD) .................    219,893
    510,000      NICHIREI CORP ......................      1,216
    265,000      NIPPON BEET SUGAR
                  MANUFACTURING CO LTD ..............        413
    775,000      NIPPON MEAT PACKERS, INC ...........     12,504
    839,000      NIPPON OIL & FATS CO LTD ...........      1,674
    892,000(degree)NIPPON SUISAN KAISHA LTD .........      1,028
    114,000(degree)NISSHIN FLOUR MILLING CO LTD .....        953
    214,000      NISSIN FOOD PRODUCTS CO LTD ........      5,397
    322,763      NUMICO NV ..........................     15,393
    818,040      ORKLA AS SERIES A ..................     12,186
     42,992      ORKLA AS SERIES B ..................        561
      8,600      OSTERREICHISCHE BRAU-AKTIENGESELLSCHAF      492
     92,700(degree)OYJ HARTWALL ABP .................      1,510
  2,201,520      PARMALAT FINANZIARIA S.P.A. ........      4,219
     12,300(degree)PASCUAL HERMANOS S.A. ............          6
     80,100      PENFORD CORP .......................      1,282
 15,626,801      PEPSICO, INC .......................    639,722

                       See notes to financial statements.

                                                         VALUE
  SHARES                                                 (000)
  ------                                                --------
 FOOD AND KINDRED PRODUCTS--(CONTINUED)
    484,750      PERLIS PLANTATIONS BERHAD ..........    $   348
    126,204      PERNOD-RICARD S.A. .................      8,201
    142,200      PILGRIMS PRIDE CORP (CLASS B) ......      2,835
    350,000      POWER PACIFIC LTD ..................          0
        625      PPB OIL PALMS BERHAD ...............          0
    220,000(degree)PULEVA S.A. ......................        147
    480,000(degree)Q.P. CORP ........................      3,953
    399,204      QUAKER OATS CO .....................     23,753
  1,458,000(degree)RAISIO GROUP PLC .................     16,125
    517,243(degree)RALCORP HOLDINGS, INC ............      9,440
  5,104,373      RALSTON PURINA CO ..................    165,254
     20,300      RIVIANA FOODS, INC .................        501
  1,180,846      RJR NABISCO HOLDINGS CORP ..........     35,056
     20,000(degree)SAKATA SEED CORP .................        418
     29,150      SAPPORO BREWERIES LTD ..............        127
  5,392,600      SARA LEE CORP ......................    152,004
    883,129      SCOTTISH & NEWCASTLE PLC ...........     10,256
         10      SEABOARD CORP ......................          4
    526,900      SEAGRAMS CO LTD ....................     19,982
    220,600      SEAGRAMS CO LTD (U.S.) .............      8,383
    167,100(degree)SMITHFIELD FOODS, INC ............      5,661
     51,308      SMUCKER, (J.M.) CO (CLASS A) .......      1,270
    194,700      SMUCKER, (J.M.) CO (CLASS B) .......      4,308
    645,000      SNOW BRAND MILK PRODUCTS CO ........      2,951
    102,121      SOUTH AFRICAN BREWERIES LTD ........      1,720
      5,102      SOUTH AFRICAN BREWERIES LTD
                  (SPONS ADR) .......................         85
  1,421,362      SOUTHCORP LTD ......................      4,538
     42,920(degree)SUIZA FOODS CORP .................      2,186
      3,000      TAKARA SHUZO CO LTD ................         18
  2,008,859      TATE & LYLE PLC ....................     11,063
    217,490      TCBY ENTERPRISES, INC ..............      1,522
     53,700      TIGER OATS LTD .....................        529
     25,025      TONGAAT HULETT GROUP LTD ...........        164
    367,556      TOOTSIE ROLL INDUSTRIES, INC .......     14,381
        600(degree)TRIARC COS, INC ..................         10
  1,881,760      TYSON FOODS, INC ...................     39,987
     26,400      UNICER-UNIAO CERVEIJEIRA S.A. ......        630
    822,541      UNIGATE PLC ........................      5,912
  8,478,969      UNILEVER LTD .......................     95,083
  1,795,569      UNILEVER NV CERT ...................    153,561
     49,594      UNITED BISCUITS HOLDINGS PLC .......        195
    851,032      UNIVERSAL FOODS CORP ...............     23,350
     38,200      VINA CONCHA Y TORO S.A. ADR ........        988
     81,001      VISCOFAN S.A. ......................      2,624
    154,600(degree)VLASIC FOODS INTERNATIONAL, INC ..      3,681
    258,506      WHITMAN CORP .......................      6,560
      1,666      WORTHINGTON FOODS, INC .............         32
     34,100      WRIGLEY (WM) JR CO .................      3,054
    373,800     #WRIGLEY (WM) JR CO (CLASS B) .......     33,478
    119,000      YAMAZAKI BAKING CO LTD .............      1,554
                                                      ----------
                                                       4,683,204
                                                      ----------
 FOOD STORES--0.96%
  1,516,100      ALBERTSONS, INC ....................     96,557
    882,532      AMERICAN STORES CO .................     32,599
      4,878x(degree)BRUNOS, INC .....................          4
    103,627      CARREFOUR SUPERMARCHE S.A. .........     78,265
    266,700(degree)CASINO GUICHARD-PERRACHON S.A. ...     27,786
      6,500      COLRUYT S.A. .......................      5,449
    132,450(degree)DELHAIZE FRERES NV ...............     11,721
  1,084,750      FOOD LION, INC (CLASS A) ...........     11,525
  2,061,250      FOOD LION, INC (CLASS B) ...........     20,741
    614,300(degree)GENERAL NUTRITION COS, INC .......      9,982
    144,400      GREAT ATLANTIC & PACIFIC TEA CO, INC      4,278
    457,527      HANNAFORD BROTHERS, INC ............     24,249
  1,400,000(degree)ITO-YOKADO CO LTD ................     98,049
    174,650(degree)JERONIMO MARTINS SGPS S.A. .......      9,554
  3,479,215      KONINKLIJKE AHOLD NV ...............    128,661
  1,718,108(degree)KROGER CO ........................    103,946
      5,000      MARUETSU, INC ......................         15
    203,700      OSHAWA GROUP LTD (CLASS A) .........      4,841
    115,200      PICKN PAY STORES LTD SERIES N ......        104
     55,939(degree)PROMODES S.A. ....................     40,696
    407,850      RINASCENTE S.P.A. ..................      4,203
     29,300      RUDDICK CORP .......................        674
    918,687      SAFEWAY PLC ........................      4,616
  4,526,036(degree)SAFEWAY, INC .....................    275,805
  5,613,210      SAINSBURY (J) PLC ..................     44,992
    164,440(degree)SEVEN-ELEVEN JAPAN CO LTD ........     13,266
  1,042,800(degree)SOUTHLAND CORP ...................      1,988
     17,900(degree)STARBUCKS CORP ...................      1,005
 18,048,145      TESCO PLC ..........................     51,424
    304,000      UNY CO LTD .........................      5,565
    106,631      WEIS MARKETS, INC ..................      4,145
      3,600(degree)WHOLE FOODS MARKET, INC ..........        174
     36,300(degree)WILD OATS MARKETS, INC ...........      1,143
        632      WINN DIXIE STORES, INC .............         28
        326      YOSHINOYA D&C CO LTD ...............      3,555
                                                      ----------
                                                       1,121,605
                                                      ----------
 FORESTRY--0.03%
     15,700      CORTICEIRA AMORIM S.A. .............        225
    547,200      GEORGIA-PACIFIC CORP (TIMBER GROUP)      13,030
    886,400      HIGHLANDS & LOWLANDS BERHAD ........        406
    772,800      KUALA LUMPUR KEPONG BERHAD .........        925
    416,539      RAYONIER, INC ......................     19,135
                                                      ----------
                                                          33,721
                                                      ----------
 FURNITURE AND FIXTURES--0.12%
     25,862      BASSETT FURNITURE INDUSTRIES, INC ..        624
     18,800      BUSH INDUSTRIES, INC (CLASS A) .....        234
    251,400      ETHAN ALLEN INTERIORS, INC .........     10,307
    682,498(degree)FURNITURE BRANDS INTERNATIONAL, INC    18,598
    341,400      HON INDUSTRIES, INC ................      8,172
    434,096      KIMBALL INTERNATIONAL, INC (CLASS B)      8,248
    243,974(degree)KNOLL, INC .......................      7,228
    402,000      LA-Z-BOY, INC ......................      7,161
      3,167(degree)LADD FURNITURE, INC ..............         51
      9,400(degree)LEAR CORP ........................        362
    326,648      LEGGETT & PLATT, INC ...............      7,186
     32,859(degree)MEADOWCRAFT, INC .................        368
    559,200      MILLER (HERMAN), INC ...............     15,029
  8,046,800(degree)OLIVETTI GROUP S.P.A. ............     28,058
     48,046(degree)OSULLIVAN INDUSTRIES HOLDINGS, INC        504
    242,300      SHELBY WILLIAMS INDUSTRIES, INC ....      2,908
    199,106      STEELCASE, INC .....................      3,273
  1,295,119      U.S. INDUSTRIES, INC ...............     24,122
     10,540      VIRCO MANUFACTURING ................        194
                                                      ----------
                                                         142,627
                                                      ----------
 FURNITURE AND HOMEFURNISHINGS STORES--0.23%
  1,753,800(degree)BED BATH & BEYOND, INC ...........     59,848
    136,200(degree)BEST BUY, INC ....................      8,359
         12(degree)BOMBAY, INC ......................          0
    112,500(degree)CDNOW, INC .......................      2,025
    986,950      CIRCUIT CITY STORES-CIRCUIT CITY GROUP   49,286
      7,200(degree)COMPUCOM SYSTEMS, INC ............         25
  1,228,386(degree)COMPUSA, INC .....................     16,046
    327,500(degree)EGGHEAD.COM, INC .................      6,816
     55,800(degree)GOOD GUYS, INC ...................        359
     78,800      HAVERTY FURNITURE COS, INC .........      1,655
      4,087      HEILIG MEYERS CO ...................         27
        900(degree)INACOM CORP ......................         13
     28,098      JD GROUP LTD .......................        124
      3,800(degree)LECHTERS, INC ....................          9
      1,000(degree)LINENS N THINGS, INC .............         40
    250,978(degree)MAXIM GROUP, INC .................      6,023
    731,692(degree)MUSICLAND STORES CORP ............     10,930
      2,000(degree)N2K, INC .........................         26
  1,548,929      PIER 1 IMPORTS, INC ................     15,005
      3,587(degree)REX STORES CORP ..................         48

                       See notes to financial statements.

                                                         VALUE
  SHARES                                                 (000)
  ------                                                --------
 FURNITURE AND HOMEFURNISHINGS STORES--(CONTINUED)
    227,800      SHIMACHU CO ........................    $ 4,544
    207,800    x(degree)SUN TELEVISION & APPLIANCES, INC       0
  1,357,415      TANDY CORP .........................     55,909
    404,650(degree)TRANS WORLD ENTERTAINMENT CORP ...      7,714
    423,850(degree)WILLIAMS-SONOMA, INC .............     17,086
                                                      ----------
                                                         261,917
                                                      ----------
 GENERAL BUILDING CONTRACTORS--0.22%
    693,953      AMEC PLC ...........................      2,055
    231,620      BERKELEY GROUP PLC .................      1,692
  1,010,612      CENTEX CORP ........................     45,541
 29,974,000(degree)CHINA RESOURCES BEIJING LAND .....      7,467
     84,400(degree)CROSSMAN COMMUNITIES, INC ........      2,332
     54,000(degree)DAIKYO, INC ......................         65
      8,300      DAITO TRUST CONSTRUCTION CO LTD ....         72
  2,533,000      DAIWA HOUSE INDUSTRY CO LTD ........     27,014
    833,000(degree)EKRAN BERHAD .....................        156
  1,334,300      FLETCHER CHALLENGE LTD
                  (BUILDING DIVISION) ...............      2,065
  1,729,000(degree)FUJITA CORP ......................        966
    175,000(degree)HASEKO CORP ......................         88
    159,000(degree)HAZAMA-GUMI LTD ..................        104
    380,900      HILLENBRAND INDUSTRIES, INC ........     21,664
    582,966      HORTON (D.R.), INC .................     13,408
    210,000      IGB CORP BERHAD ....................         54
     11,400      JARVIS PLC .........................        126
    746,359      KAUFMAN & BROAD HOME CORP ..........     21,458
     26,000      KOMATSU CONSTRUCTION CO LTD ........         31
    904,885      LEIGHTON HOLDINGS LTD ..............      3,885
    795,932      LENNAR CORP ........................     20,097
    278,900      MDC HOLDINGS, INC ..................      5,961
    478,836      MISAWA HOMES CO LTD ................      1,486
    533,000      NISHIMATSU CONSTRUCTION CO LTD .....      3,119
    162,493(degree)NVR, INC .........................      7,749
    848,000      OBAYASHI CORP ......................      4,075
    413,861      PULTE CORP .........................     11,511
    138,400      RYLAND GROUP, INC ..................      3,996
  1,079,000      SHIMIZU CORP .......................      3,625
     59,000(degree)SHOKUSAN JUTAKO SAGO .............         23
    308,460      SKANSKA AB SERIES B FREE ...........      8,562
      7,360(degree)SOCIEDADE DE CONSTR SOARES DA COS BABY     24
 52,046,000     +SOUTH CHINA INDUSTRIES LTD .........      2,083
    373,951      STANDARD-PACIFIC CORP ..............      5,282
      6,300(degree)STRABAG BAU AG. ..................        390
     34,000      SUZUNUI INDUSTRY CO LTD ............         51
  3,490,000      TAISEI CORP ........................      6,714
  1,322,394      TAYLOR WOODROW PLC .................      3,311
    419,266(degree)TOLL BROTHERS, INC ...............      9,460
        800(degree)U.S. HOME CORP ...................         27
      1,100(degree)WALTER INDUSTRIES, INC ...........         17
    237,425      WEBB (DEL) CORP ....................      6,544
    607,300      WILSON (CONNOLLY) HOLDINGS PLC .....      1,086
  1,161,524      WIMPEY (GEORGE) LTD ................      2,097
  1,091,000      YTL CORP BERHAD ....................        993
                                                      ----------
                                                         258,526
                                                      ----------
 GENERAL MERCHANDISE STORES--1.97%
     17,300(degree)AMES DEPARTMENT STORES, INC ......        467
    586,463(degree)BJS WHOLESALE CLUB, INC ..........     27,161
    229,500    x(degree)CALDOR CORP .................         94
    874,350      CASEYS GENERAL STORES, INC .........     11,394
  1,934,660      COLES MYER LTD .....................     10,146
        806(degree)CONSOLIDATED STORES CORP .........         16
     19,761      CORTEFIEL S.A. .....................        522
     36,800(degree)COST PLUS, INC ...................      1,155
    986,236(degree)COSTCO COS, INC ..................     71,194
     96,000      DAIEI, INC .........................        261
    323,000      DAIMARU, INC .......................        974
  1,380,125      DAVID JONES LTD ....................      1,524
  3,647,480      DAYTON HUDSON CORP .................    197,876
  1,549,000      DILLARDS, INC (CLASS A) ............     43,953
     28,593      DOLLAR GENERAL CORP ................        676
  1,086,775(degree)DOLLAR TREE STORES, INC ..........     47,478
     31,900      FAMILY DOLLAR STORES, INC ..........        702
  2,174,362(degree)FEDERATED DEPARTMENT STORES, INC .     94,721
    387,570(degree)FRED MEYER, INC ..................     23,351
    147,800      FREDS, INC .........................      2,217
    703,000      GIORDANO INTERNATIONAL LTD .........        132
    310,300(degree)GOTTSCHALKS, INC .................      2,366
    259,300      HAGEMEYER NV .......................      9,478
    156,000      HANKYU DEPARTMENT STORES, INC ......      1,025
          8      HARCOURT GENERAL, INC ..............          0
     50,950(degree)HOMEBASE, INC ....................        325
     67,300      HUDSONS BAY CO .....................        848
    744,000      ISETAN CO ..........................      7,994
     89,750(degree)JACOBSON STORES, INC .............        628
      2,340      JELMOLI HOLDINGS AG. (BR) ..........      2,624
  1,143,000(degree)JUSCO CO LTD .....................     23,154
  5,859,800(degree)K MART CORP ......................     89,728
     43,503(degree)KARSTADT AG ......................     22,723
    158,400      KESCO OYJ ..........................      2,378
  5,347,281      KINGFISHER PLC .....................     57,874
    811,900(degree)KOHLS CORP .......................     49,881
    190,490    x(degree)LURIA (L.) & SON, INC .......          1
  6,949,151      MARKS & SPENCER PLC ................     47,664
  1,799,000      MARUI CO LTD .......................     34,688
  1,237,755      MAY DEPARTMENT STORES CO ...........     74,729
    130,000      MEIKLES AFRICA LTD (ZIMBABWE) ......         87
    862,213      METRO AG ...........................     68,849
     45,000      MITSUKOSHI LTD .....................        120
    984,800      MYCAL CORP .........................      5,884
    630,849(degree)NEIMAN-MARCUS GROUP, INC .........     15,732
  1,367,592      PENNEY (J.C.) CO, INC ..............     64,106
     74,900      PEPKOR LTD .........................        312
     89,600      PICKN PAY STORES LTD ...............         87
    348,452      PINAULT-PRINTEMPS-REDOUTE S.A. .....     66,619
      3,250(degree)RINASCENTE S.P.A. WTS 12/31/99 ...          7
    193,800      ROBINSON & CO LTD ..................        435
    900,980(degree)SAKS, INC ........................     28,437
     44,022(degree)SEARS PLC ........................        190
  3,165,300      SEARS ROEBUCK & CO .................    134,525
      1,000      SEIYU LTD ..........................          3
     16,030(degree)SERVICE MERCHANDISE, INC .........          5
    360,700(degree)SHOPKO STORES, INC ...............     11,993
     51,200      SONAE INVESTIMENTOS-SGPS S.A. ......      2,489
     38,150(degree)STOCKMANN AB OY SERIES A .........        943
     50,825      STOCKMANN B FREE ...................        960
    445,000      TAKASHIMAYA CO LTD .................      3,752
     46,729      TRUWORTHS INTERNATIONAL LTD ........         26
      9,700(degree)VALUE CITY DEPARTMENT STORES, INC         135
        200(degree)VENATOR GROUP, INC ...............          1
    173,626x(degree)VENTURE STORES, INC .............          1
 11,259,959      WAL-MART STORES, INC ...............    916,983
  1,391,879      WATERFORD WEDGWOOD PLC (UNITS) .....      1,183
     42,000      WOOLTRU LTD ........................         53
     61,000      WOOLTRU LTD (CLASS N) (NON-VOTE) ...         75
                                                      ----------
                                                       2,288,114
                                                      ----------
 HEALTH SERVICES--0.43%
      1,400(degree)ADVANCE PARADIGM, INC ............         49
     52,586      ALLEGIANCE CORP ....................      2,452
    184,300(degree)AMERICAN HOMEPATIENT, INC ........        334
        900(degree)AMERICAN ONCOLOGY RESOURCES, INC .         13
      5,678(degree)AMERICAN RETIREMENT CORP .........         89
    186,700(degree)AMERIPATH, INC ...................      1,669
      4,200(degree)APPLIED ANALYTICAL INDUSTRIES, INC         73
    647,753(degree)APRIA HEALTHCARE GROUP, INC ......      5,789
  1,130,361(degree)BEVERLY ENTERPRISES, INC .........      7,630
    155,208(degree)CAREMATRIX CORP ..................      4,753

                       See notes to financial statements.

                                                         VALUE
  SHARES                                                 (000)
  ------                                                --------
 HEALTH SERVICES--(CONTINUED)
    107,800(degree)CENTENNIAL HEALTHCARE CORP .......    $ 1,671
      7,100(degree)CLINTRIALS, INC ..................         28
    101,595(degree)COASTAL PHYSICIAN GROUP, INC .....         35
  4,370,399      COLUMBIA/HCA HEALTHCARE CORP .......    108,167
    687,100(degree)CONCENTRA MANAGED CARE, INC ......      7,343
      7,832(degree)CORAM HEALTHCARE CORP ............         15
    212,595     #CORAM HEALTHCARE CORP WTS 07/11/99 .          0
    639,116(degree)COVANCE, INC .....................     18,614
    212,800(degree)COVENTRY HEALTH CARE, INC ........      1,875
    221,500(degree)CURATIVE HEALTH SERVICES, INC ....      7,420
     66,282(degree)ENZO BIOCHEMICAL, INC ............        684
    111,300(degree)EXPRESS SCRIPTS, INC .............      7,471
     86,200(degree)EXTENDICARE, INC (CLASS A) .......        488
    341,800x(degree)FPA MEDICAL MANAGEMENT, INC .....          0
     26,000(degree)GENESIS HEALTH VENTURES, INC .....        228
    444,952(degree)HCR MANOR CARE ...................     13,070
  3,184,050(degree)HEALTH MANAGEMENT ASSOCIATES, INC
                  (CLASS A) NEW .....................     68,855
     23,300(degree)HEALTHCARE RECOVERIES, INC .......        396
    138,000      HEALTHPLAN SERVICES CORP ...........      1,587
  4,162,268(degree)HEALTHSOUTH CORP .................     64,255
    377,163(degree)INTEGRATED HEALTH SERVICES, INC ..      5,327
    795,980(degree)LABORATORY CORP OF AMERICA HOLDINGS     1,094
     75,098(degree)LABORATORY CORP OF AMERICA HOLDINGS
                  WTS 04/28/00 ......................          0
      2,483(degree)LCA-VISION, INC ..................          3
    723,850(degree)LINCARE HOLDINGS, INC ............     29,361
        360(degree)LTC HEALTHCARE, INC ..............          1
     95,600(degree)MAGELLAN HEALTH SERVICES, INC ....        801
  1,183,324(degree)MARINER POST-ACUTE NETWORK, INC ..      5,399
     12,000(degree)MATRIA HEALTHCARE, INC ...........         35
    234,200      MDS, INC (CLASS B) .................      4,498
     15,966(degree)MEDICAL RESOURCES, INC ...........         36
  2,700,181(degree)MEDPARTNERS, INC .................     14,176
     19,732(degree)NATIONAL HEALTHCARE CORP .........        306
    104,000      NICHII GAKKAN CO ...................      4,333
  1,034,935(degree)NOVACARE, INC ....................      2,587
        700(degree)ORTHODONTIC CENTERS OF AMERICA, INC        14
     18,356(degree)PARACELSUS HEALTHCARE CORP .......         29
    270,100(degree)PEDIATRIX MEDICAL GROUP, INC .....     16,189
     23,900x(degree)PHP HEALTHCARE CORP .............          1
    358,687(degree)PHYCOR, INC ......................      2,444
    255,700(degree)PHYMATRIX CORP ...................        559
    449,100(degree)PHYSICIAN RELIANCE NETWORK, INC ..      5,894
      5,794(degree)PHYSICIANS RESOURCE GROUP, INC ...          0
      1,900(degree)PRIME MEDICAL SERVICES, INC ......         14
    142,800(degree)PROVINCE HEALTHCARE CO ...........      5,123
         75(degree)PSS WORLD MEDICAL, INC ...........          2
     42,808(degree)QUEST DIAGNOSTICS, INC ...........        763
    667,900(degree)QUORUM HEALTH GROUP, INC .........      8,641
    190,100(degree)RENAL CARE GROUP, INC ............      5,477
    177,984(degree)RESPONSE ONCOLOGY, INC ...........        723
        966(degree)SUN HEALTHCARE GROUP, INC ........          6
  1,840,303(degree)TENET HEALTHCARE CORP ............     48,308
     84,100(degree)UNITED PAYORS & UNITED PROVIDERS, INC   2,397
    273,500(degree)UNIVERSAL HEALTH SERVICES, INC ...     14,188
     73,688(degree)VENCOR, INC ......................        332
                                                      ----------
                                                         504,114
                                                      ----------
 HEAVY CONSTRUCTION, EXCEPT BUILDING--0.17%
    207,500(degree)ACS ACTIVIDADES CONS Y SERV ......      8,201
  1,626,000(degree)AOKI CONSTRUCTION CO LTD .........        778
    176,700x(degree)ATKINSON (G.F.) CO OF CALIFORNIA           1
    351,920      AUTOPISTAS CONCESIONARIA
                  ESPANOLA S.A. .....................      5,861
    137,284      BOUYGUES S.A. ......................     28,311
    945,675      BRISA-AUTO ESTRADAS DE PORTUGAL S.A.     55,666
     37,000(degree)CHIYODA CORP .....................         71
      9,928(degree)COSTAIN GROUP PLC ................          3
    225,286      DRAGADOS Y CONSTRUCCIONES S.A. .....      8,315
    182,368(degree)DYCOM INDUSTRIES, INC ............     10,418
     12,306      ENGIL-SGPS .........................         84
    144,400      FLUOR CORP .........................      6,146
    207,248      FOMENTO CONSTRUCCIONES Y
                  CONTRATAS S.A. ....................     15,431
    713,202      FOSTER WHEELER CORP ................      9,405
    262,550      GRANITE CONSTRUCTION, INC ..........      8,812
     46,270      GROUPE GTM .........................      4,804
     57,200      HOCHTIEF AG. .......................      2,232
     49,378      HOLLANDSCHE BETON GROEP NV (H.B.G.)         610
    823,410(degree)IMPREGILO S.P.A. .................        746
    291,300(degree)INSITUFORM TECHNOLOGIES, INC (CLASS A)  4,224
    668,000      JGC CONSTRUCTION CORP ..............      1,569
  2,274,000      KAJIMA CORP ........................      5,947
    178,000      KUMAGAI GUMI CO LTD ................        137
    294,400      KUMAGAI GUMI CO LTD (H.K.) .........        125
    500,000      LARSEN & TOUBRO GDR ................      3,838
    424,000      MAEDA ROAD CONSTRUCTION CO LTD .....      2,853
      1,150(degree)MASTEC, INC ......................         24
      1,000      MATSUO BRIDGE CO LTD ...............          2
        200      MCDERMOTT INTERNATIONAL, INC .......          5
        100(degree)MORRSION KNUDSEN CORP ............          1
     17,039(degree)MORRISON KNUDSEN CORP WTS 03/11/03         53
    191,000(degree)NIIGATA ENGINEERING CO LTD .......        154
    485,000      OKUMURA CORP .......................      2,154
      1,200(degree)OMNIAMERICA, INC .................         38
    130,000      PENTA OCEAN CONSTRUCTION CO LTD ....        260
    786,000      SATO KOGYO .........................        599
      9,200(degree)SOCIEDADE DE CONSTRUCOES
                  SOARES DA COS .....................         31
     13,034      SOMAGUE-SGPS S.A. ..................         76
     40,500      SUPERFOS AS ........................        598
    364,000      TOA CORP ...........................        671
     50,000      TOMOE ENGINEERING CO LTD ...........        332
     82,000      TOYO EXTERIOR CORP .................        800
     61,000(degree)TOYO KANETSU K.K. ................         63
  1,002,100#(degree)UNITED ENGINEERING BERHAD .......        511
  2,524,000      UNITED INDUSTRIAL CORP .............      1,010
     27,000(degree)UNITED INDUSTRIAL CORP WTS 07/05/99         1
      3,300      UNIVERSALE-BAU AG. .................        118
     16,300      VA TECHNOLOGIE AG. (BR) ............      1,413
      1,000      YOKOGAWA BRIDGE CORP ...............          3
                                                      ----------
                                                         193,505
                                                      ----------
 HOLDING AND OTHER INVESTMENT OFFICES--0.72%
        600(degree)ALEXANDERS, INC ..................         47
      4,948      ALEXANDRIA REAL ESTATE EQUITIES, INC        153
  3,042,373(degree)ALLIED ZURICH PLC ................     45,380
    235,900      AMB PROPERTY CORP ..................      5,190
      2,800(degree)AMERCO ...........................         78
    182,300      AMERICAN HEALTH PROPERTIES, INC ....      3,760
     21,100      AMLI RESIDENTIAL PROPERTIES TRUST ..        469
     20,600(degree)ANGLOVAAL INDUSTRIAL HOLDINGS ....         64
     63,000      ANGLOVAAL INDUSTRIES LTD ...........         80
     20,600      ANGLOVAAL MINING LTD ...............         63
      2,100(degree)ANTHRACITE CAPITAL, INC ..........         16
    285,453      APARTMENT INVESTMENT &
                  MANAGEMENT CO .....................     10,615
  1,386,000(degree)APPLIED INTERNATIONAL HOLDINGS LTD         24
    662,753      ARCHSTONE COMMUNITIES TRUST ........     13,421
      4,000(degree)ASSOCIATED ESTATES REALTY CORP ...         47
    429,841      AVALONBAY COMMUNITIES, INC .........     14,722
     64,917      BARLOW LTD .........................        249
  6,199,690#(degree)BB BIOVENTURES LP ...............      7,971
     38,300      BEDFORD PROPERTY INVESTORS, INC ....        646
     29,800      BERKSHIRE REALTY CO, INC ...........        283
    246,100      BOSTON PROPERTIES, INC .............      7,506
      2,727(degree)BOYKIN LODGING CO ................         34
    175,283      BRADLEY REAL ESTATE, INC ...........      3,593

                       See notes to financial statements.

                                                         VALUE
  SHARES                                                 (000)
  ------                                                --------
 HOLDING AND OTHER INVESTMENT OFFICES--(CONTINUED)
      6,000      BRANDYWINE REALTY TRUST ............      $ 107
    222,000      BRE PROPERTIES, INC (CLASS A) ......      5,495
  6,700,398      BRIERLEY INVESTMENTS LTD ...........      1,522
     29,900      BURNHAM PACIFIC PROPERTIES, INC ....        361
    134,272      CAMDEN PROPERTY TRUST ..............      3,491
    276,477      CAPSTEAD MORTGAGE CORP .............      1,140
    447,000      CARRAMERICA REALTY CORP ............     10,728
    223,900      CBL & ASSOCIATES PROPERTIES, INC ...      5,779
    243,400      CCA PRISON REALTY TRUST ............      4,990
    226,600      CENTERPOINT PROPERTIES CORP ........      7,662
     40,800(degree)CENTERTRUST RETAIL PROPERTIES, INC        500
     32,600(degree)CHARLES E. SMITH RESIDENTIAL REALTY     1,047
     69,900      CHATEAU PROPERTIES, INC ............      2,049
     64,700      CHELSEA GCA REALTY, INC ............      2,305
    648,500(degree)COAST FEDERAL LITIGATION
                  CONTINGENT RTS ....................      4,296
     59,900      COLONIAL PROPERTIES TRUST ..........      1,595
     55,829      COMMERCIAL NET LEASE REALTY, INC ...        740
    207,600      CORNERSTONE PROPERTIES, INC ........      3,244
      2,800      CORNERSTONE REALTY INCOME TRUST, INC         29
     93,877      COUSINS PROPERTIES, INC ............      3,028
    798,600      CRESCENT REAL ESTATE EQUITIES CO ...     18,368
     29,910(degree)CRESECENT OPERATING, INC .........        142
      6,496     xCRIIMI MAE, INC ....................         23
    241,994      CROWN AMERICAN REALTY TRUST ........      1,875
    453,700      DEVELOPERS DIVERSIFIED REALTY CORP .      8,053
    330,660(degree)DROTT AB SERIES B ................      3,039
    749,742      DUKE REALTY INVESTMENTS, INC .......     17,432
     26,793      DYNEX CAPITAL, INC .................        124
     58,900      EASTGROUP PROPERTIES, INC ..........      1,086
    170,800      ENTERTAINMENT PROPERTIES TRUST .....      2,904
     23,100      EQUITY INNS, INC ...................        222
  1,917,290      EQUITY OFFICE PROPERTIES TRUST .....     46,015
    543,451      EQUITY RESIDENTIAL PROPERTIES TRUST CO   21,976
      2,400      ESSEX PROPERTY TRUST, INC ..........         71
     12,922      EURAFRANCE S.A. ....................      8,559
    102,900      FEDERAL REALTY INVESTMENT TRUST ....      2,431
     18,415      FELCOR LODGING TRUST, INC ..........        425
      3,620(degree)FIRST HUNGARY FUND LTD (CLASS A) .      4,929
    292,500      FIRST INDUSTRIAL REALTY TRUST, INC .      7,843
  1,598,400      FIRST NIS REGIONAL FUND (FULLY PD) .      9,990
    248,893(degree)FIRST RUSSIAN FRONTIER PLC ORD ...        756
     49,778(degree)FIRST RUSSIAN FRONTIER SERIES A
                  WTS 06/30/01 ......................         21
      3,100(degree)FIRST UNION REAL ESTATE INVESTMENTS        18
    291,086      FRANCHISE FINANCE CORP OF AMERICA ..      6,986
    235,700      GENERAL GROWTH PROPERTIES, INC .....      8,927
    343,538(degree)GETTY REALTY HOLDINGS CORP .......      5,024
      4,200      GLENBOROUGH REALTY TRUST, INC ......         86
     48,900      GLIMCHER REALTY TRUST ..............        767
     33,030      GREAT LAKES REIT, INC ..............        518
    110,500      HEALTH CARE PROPERTY INVESTORS, INC       3,398
    100,318      HEALTH CARE REIT, INC ..............      2,596
     73,000      HEALTHCARE REALTY TRUST, INC .......      1,629
    592,700      HIGHWOODS PROPERTIES, INC ..........     15,262
      3,633(degree)HOME PROPERTIES OF NEW YORK, INC .         94
      4,219(degree)HORIZON GROUP PROPERTIES, INC ....         16
    227,400      HOSPITALITY PROPERTIES TRUST .......      5,486
    781,500      HRPT PROPERTIES TRUST ..............     10,990
  8,251,400      HUTCHINSON WHAMPOA LTD .............     58,312
        100(degree)IMPAC MORTGAGE HOLDINGS, INC .....          0
     29,400      IMPERIAL CREDIT COMMERCIAL MORTGAGE
                  INVESTMENT CORP ...................        276
    947,175      INDYMAC MORTGAGE HOLDINGS, INC .....     10,005
    120,900      INNKEEPERS U.S.A. TRUST ............      1,428
     97,300      IRT PROPERTY CO ....................        973
     59,200      IRVINE APARTMENT COMMUNITIES, INC ..      1,887
     65,400      JDN REALTY CORP ....................      1,410
    103,500      JP REALTY, INC .....................      2,031
      1,726      KILROY REALTY CORP .................         40
    483,150      KIMCO REALTY CORP ..................     19,175
     87,600      KOGER EQUITY, INC ..................      1,506
  1,879,952      LAND SECURITIES PLC ................     24,210
  1,501,738      LEND LEASE CORP LTD ................     20,266
    230,800      LIBERTY PROPERTY TRUST CO ..........      5,683
        800      LTC PROPERTIES, INC ................         13
     68,100      MACERICH CO ........................      1,745
    389,500      MACK-CALI REALTY CORP ..............     12,026
     97,400      MANUFACTURED HOME COMMUNITIES, INC .      2,441
    800,882      MEDITRUST CORP PAIRED ..............     12,113
    113,300      MERIDIAN INDUSTRIAL TRUST, INC .....      2,663
    401,781      MERISTAR HOSPITALITY CORP ..........      7,458
     21,635(degree)MERRY LAND PROPERTIES, INC .......         78
     54,400      MGI PROPERTIES, INC ................      1,520
      1,025      MID-AMERICA APARTMENT
                  COMMUNITIES, INC ..................         23
      2,445      MILLS CORP .........................         49
     98,800      NATIONAL GOLF PROPERTIES, INC ......      2,859
     18,400      NATIONAL HEALTH INVESTORS, INC .....        454
    194,100      NATIONWIDE HEALTH PROPERTIES, INC ..      4,185
  1,011,546      NEW PLAN EXCEL REALTY TRUST ........     22,444
     46,500      OMEGA HEALTHCARE INVESTORS, INC ....      1,404
    262,240      ORIENTAL HOLDINGS ..................        283
     20,900      PACIFIC GULF PROPERTIES, INC .......        419
     91,900      PAN PACIFIC RETAIL PROPERTIES, INC .      1,832
      3,546      PARKWAY PROPERTIES, INC ............        111
    263,825      PATRIOT AMERICAN HOSPITALITY, INC ..      1,583
     77,572(degree)PEC ISRAEL ECONOMIC CORP .........      2,230
    438,824      NOBLEZA-PICCARDO SDAD INDUSTRIAL
                  COMERCIAL Y FINANCIERA ............      1,858
    106,740      POST PROPERTIES, INC ...............      4,103
    569,100      POWER CORP OF CANADA ...............     12,301
    236,400      PRENTISS PROPERTIES TRUST ..........      5,275
      4,575(degree)PRICESMART, INC ..................         80
     34,000      PRIME GROUP REALTY TRUST ...........        514
    144,300      PROLOGIS TRUST .....................      2,994
     45,448      PS BUSINESS PARKS, INC .............      1,085
    889,200      PUBLIC STORAGE, INC ................     24,064
    102,300      REALTY INCOME CORP .................      2,545
    143,600      RECKSON ASSOCIATES REALTY CORP .....      3,186
     15,229      REDWOOD TRUST, INC .................        213
     76,600      REGENCY REALTY CORP ................      1,704
    156,700      REMBRANDT GROUP LTD ................        959
    317,000      RFS HOTEL INVESTORS, INC ...........      3,883
        100      SAUL CENTERS, INC ..................          2
    105,300      SHURGARD STORAGE CENTERS, INC ......      2,718
    764,260      SIMON PROPERTY GROUP, INC ..........     21,781
      5,500      SL GREEN REALTY CORP ...............        119
     54,600(degree)SOVRAN SELF STORAGE, INC .........      1,372
    318,000      SPIEKER PROPERTIES, INC ............     11,011
     32,501      ST. JAMES PLACE CAPITAL PLC ........        157
     13,600      STARWOOD FINANCIAL TRUST ...........        816
    978,437      STARWOOD HOTELS & RESORTS TRUST ....     22,198
     26,500(degree)STORAGE TRUST REALTY .............        619
    208,900      STORAGE U.S.A., INC ................      6,750
  1,511,000      SUMITOMO CORP ......................      7,367
     48,100(degree)SUMMIT PROPERTIES, INC ...........        830
     63,600      SUN COMMUNITIES, INC ...............      2,214
        900      SUNSTONE HOTEL INVESTORS, INC ......          8
        900      TANGER FACTORY OUTLET CENTERS, INC .         19
    548,680      TAUBMAN CENTERS, INC ...............      7,544
     74,009(degree)THORNBURG MORTGAGE ASSET CORP ....        564
    275,700      TOWER REALTY TRUST, INC ............      5,548
      1,100      TOWN & COUNTRY TRUST ...............         18
     83,400      TRINET CORPORATE REALTY TRUST, INC .      2,231
     38,800      U.S. RESTAURANT PROPERTIES, INC ....        943
 20,505,060(degree)UNIONE IMMOBILIARE S.P.A. ........     10,718

                       See notes to financial statements.

                                                         VALUE
  SHARES                                                 (000)
  ------                                                --------

HOLDING AND OTHER INVESTMENTS OFFICE (CONTINUED)
  1,070,712      UNITED DOMINION REALTY TRUST, INC ..    $11,042
      1,206      UNIVERSAL HEALTH REALTY
                  INCOME TRUST ......................         24
     58,500      URBAN SHOPPING CENTERS, INC ........      1,916
    712,456(degree)VENTAS, INC ......................      8,683
      5,465(degree)VORNADO OPERATING CO .............         44
    189,200      VORNADO REALTY TRUST ...............      6,386
    119,300(degree)WALDEN RESIDENTIAL PROPERTIES, INC      2,438
    162,900      WASHINGTON REAL ESTATE
                  INVESTMENT TRUST ..................      3,034
     40,600      WEEKS CORP                                1,144
    374,332      WEINGARTEN REALTY INVESTORS, INC ...     16,705
     59,198(degree)WELLSFORD REAL PROPERTIES, INC ...        610
     55,300      WESTERN INVESTMENT REAL ESTATE TRUST        653
    151,800      WESTFIELD AMERICA, INC .............      2,619
     84,407(degree)WESTFIELD TRUST (UNITS) NEW ......        181
      1,700      WINSTON HOTELS, INC ................         14
                                                      ----------
                                                         843,539
                                                      ----------
 HOTELS AND OTHER LODGING PLACES--0.17%
     84,236(degree)ACCOR S.A. .......................     18,246
    741,072(degree)AZTAR CORP .......................      3,752
    611,000      BERJAYA LAND BERHAD ................        206
      9,050(degree)BRISTOL HOTELS & RESORTS, INC ....         55
  4,820,071(degree)CENDANT CORP .....................     91,883
    385,078(degree)CHOICE HOTELS INTERNATIONAL, INC .      5,271
     20,184(degree)CIRCUS CIRCUS ENTERPRISES, INC ...        231
     48,700(degree)CLUB MEDITERRANEE S.A. ...........      4,376
    245,660(degree)CRESTLINE CAPITAL CORP ...........      3,593
  1,628,934(degree)CROWN LTD ........................        610
  1,098,600(degree)EXTENDED STAY AMERICA, INC .......     11,535
     70,000(degree)FABER GROUP BERHAD ...............          8
     10,000      FUJITA KANKO, INC ..................         89
      6,500      GENTING BERHAD .....................         10
     19,100(degree)GENTING INTERNATIONAL PLC ........          2
      2,000      HARBOUR CENTRE DEVELOPMENT LTD .....          1
     30,017      HILTON HOTELS CORP .................        574
     46,353(degree)HOMESTEAD VILLAGE, INC ...........        209
  3,137,283      HONG KONG & SHANGHAI HOTELS LTD ....      2,227
     34,500      HOTEL PROPERTIES LTD ...............         15
     82,000      JURYS HOTEL GROUP PLC ..............        624
     19,278      KERSAF INVESTMENTS LTD .............         59
    731,676      LADBROKE GROUP PLC .................      2,940
    440,000      LANDMARKS HOLDINGS BERHAD ..........         82
     84,700(degree)LODGIAN, INC .....................        413
     74,415(degree)MARCUS CORP ......................      1,209
    132,400      MEIKLES AFRICA LTD .................         74
      6,400(degree)MERISTAR HOTELS & RESORTS, INC ...         17
      7,181(degree)MGM GRAND, INC ...................        195
  1,834,500      MIRAMAR HOTEL & INVESTMENT CO LTD ..      1,882
        600(degree)PRIMADONNA RESORTS, INC ..........          5
      3,471(degree)PRIME HOSPITALITY CORP ...........         37
    983,750(degree)PROMUS HOTEL CORP ................     31,849
    199,288(degree)RED ROOF INNS, INC ...............      3,363
    384,500      REGAL HOTELS INTERNATIONAL LTD .....         42
    968,100      RESORTS WORLD BERHAD ...............        781
  2,832,500      SHANGRI-LA ASIA LTD ................      2,413
      2,703      SHANGRI-LA HOTELS BERHAD ...........          1
     42,500      SOL MELIA S.A. .....................      1,485
      7,800(degree)SUBURBAN LODGES OF AMERICA, INC ..         64
     11,786(degree)SUNBURST HOSPITALITY CORP ........         50
    233,293(degree)SUNTERRA CORP ....................      3,499
     61,700(degree)TRENDWEST RESORTS, INC ...........        771
     10,500(degree)TRUMP HOTEL & CASINO RESORT, INC .         39
      2,831(degree)VAIL RESORTS, INC ................         62
     18,600(degree)VISTANA, INC .....................        260
  1,654,666      ZIMBABWE SUN LTD ...................         93
                                                      ----------
                                                         195,202
                                                      ----------
 INDUSTRIAL MACHINERY AND EQUIPMENT--6.78%
  5,173,949(degree)3COM CORP ........................   $231,858
      2,400(degree)3DFX INTERACTIVE, INC ............         30
     13,681      ABB ASEA BROWN BOVERI LTD (BR) .....     16,037
  2,493,300(degree)ADAPTEC, INC .....................     43,789
      1,300(degree)AG-CHEM EQUIPMENT CO, INC ........         15
    190,200      AGCO CORP ..........................      1,498
    137,240      AGIV AG. ...........................      3,543
      2,700      ALAMO GROUP, INC ...................         31
      3,500      ALLIED PRODUCTS CORP ...............         22
    219,000      AMADA CO LTD .......................      1,062
    333,000      AMANO CORP .........................      3,150
  1,066,300(degree)AMERICAN STANDARD COS, INC .......     38,387
     53,200(degree)APEX PC SOLUTIONS, INC ...........      1,536
  1,502,694(degree)APPLE COMPUTER, INC ..............     61,517
  3,116,400(degree)APPLIED MATERIALS, INC ...........    133,031
    184,049      APPLIED POWER, INC (CLASS A) .......      6,948
     45,000(degree)ASK ASA ..........................        278
      9,600(degree)ASTEC INDUSTRIES, INC ............        534
      5,800(degree)ASYST TECHNOLOGIES, INC ..........        118
    284,010      ATLAS COPCO AB SERIES A FREE .......      6,237
    235,270      ATLAS COPCO AB SERIES B FREE .......      5,108
      2,000(degree)ATMI, INC ........................         51
     26,900(degree)AUSPEX SYSTEMS, INC ..............        116
    266,370(degree)AUTOTOTE CORP (CLASS A) ..........        516
    380,331      BAKER HUGHES, INC ..................      6,727
      3,700(degree)BANCTEC, INC .....................         46
     34,200(degree)BELL & HOWELL CO .................      1,293
    107,100      BLACK & DECKER CORP ................      6,004
        500(degree)BLACK BOX CORP ...................         19
      5,300(degree)BROWN & SHARPE MANUFACTURING CO
                  (CLASS A) .........................         42
  1,090,315      BRUNSWICK CORP .....................     26,985
      8,700(degree)BUDERUS AG. ......................      3,171
    476,400(degree)C-CUBE MICROSYSTEMS, INC .........     12,922
    908,400(degree)CABLETRON SYSTEMS, INC ...........      7,608
      2,076      CASCADE CORP .......................         33
    102,434      CASE CORP ..........................      2,234
      1,000      CATENA CORP ........................          4
  2,040,200      CATERPILLAR, INC ...................     93,849
  1,049,000(degree)CIRRUS LOGIC, INC ................     10,293
 14,003,690(degree)CISCO SYSTEMS, INC ...............  1,299,717
  1,895,000(degree)COLTEC INDUSTRIES, INC ...........     36,953
     39,100      COLUMBUS MCKINNON CORP .............        704
 11,656,726      COMPAQ COMPUTER CORP ...............    488,854
     42,296(degree)COOPER CAMERON CORP ..............      1,036
    280,400(degree)COPYTELE, INC ....................        359
    283,200      CUMMINS ENGINE CO, INC .............     10,054
      9,550(degree)CUNO, INC ........................        155
      6,900(degree)CYLINK CORP ......................         25
     57,000      DAIFUKU CO LTD .....................        305
    988,000      DAIKIN INDUSTRIES LTD ..............      9,810
      7,100(degree)DATA GENERAL CORP ................        117
  1,815,873      DEERE & CO .........................     60,151
  7,534,738(degree)DELL COMPUTER CORP ...............    551,449
    487,174      DELTA PLC ..........................        908
    114,700(degree)DETROIT DIESEL CORP ..............      2,373
    181,850(degree)DEUTZ AG. ........................      1,692
    137,600(degree)DIALOGIC CORP ....................      2,705
    267,700(degree)DIAMOND MULTIMEDIA SYSTEMS, INC ..      1,707
  1,169,762      DIEBOLD, INC .......................     41,746
    200,300(degree)DIGI INTERNATIONAL, INC ..........      2,228
    252,100      DONALDSON CO, INC ..................      5,231
    427,750      DOVER CORP .........................     15,666
     69,000(degree)DREXLER TECHNOLOGY CORP ..........        828
     94,600(degree)DRIL-QUIP, INC ...................      1,679
      1,200      DT INDUSTRIES, INC .................         19
    393,000      EBARA CORP .........................      3,390

                       See notes to financial statements.

                                                         VALUE
  SHARES                                                 (000)
  ------                                                --------
 INDUSTRIAL MACHINERY AND EQUIPMENT--(CONTINUED)
      8,100(degree)ELECTROGLAS, INC .................   $     95
  3,858,489(degree)EMC CORP .........................    327,972
      3,000(degree)EMULEX CORP ......................        120
      3,100(degree)ENCAD, INC .......................         11
     20,400(degree)EST ASIATIQUE ....................        141
    287,620(degree)ESTERLINE CORP ...................      6,256
      6,200(degree)ETEC SYSTEMS, INC ................        248
      4,300(degree)EXABYTE CORP .....................         24
     17,900      FAG KUGELFISCHER (GEORG) SCHAEFER AG.       152
    570,220      FANUC LTD ..........................     19,563
    249,370      FEDDERS CORP .......................      1,449
    153,550      FEDDERS CORP (CLASS A) .............        806
      5,400(degree)FEI CO ...........................         41
  1,941,095      FKI PLC ............................      4,344
    656,310      FLOWSERVE CORP .....................     10,870
     63,300      FLS INDUSTRIES AS (CLASS B) ........      1,293
      6,900(degree)FSI INTERNATIONAL, INC ...........         72
      2,000      FUJI TEC CO LTD ....................         13
  2,823,121      FUTURIS CORP LTD ...................      3,204
    170,691(degree)GARDNER DENVER, INC ..............      2,518
     14,738(degree)GATEWAY 2000, INC ................        754
     14,800      GENERAL BINDING CORP ...............        551
    500,000      GILDEMEISTER S.P.A. ................      1,822
     43,500(degree)GLEASON CORP .....................        788
    211,917(degree)GLOBAL INDUSTRIAL TECHNOLOGIES, INC     2,265
    239,881      GRACO, INC .........................      7,076
      6,962(degree)GRADCO SYSTEMS, INC ..............         18
     61,100      HARDINGE, INC ......................      1,127
     38,300      HARNISCHFEGER INDUSTRIES, INC ......        390
  6,412,197      HEWLETT-PACKARD CO .................    438,033
    891,000      HITACHI ZOSEN CORP .................      1,232
    294,300(degree)HORIZON OFFSHORE, INC ............      1,619
    783,473      HUSSMANN INTERNATIONAL, INC ........     15,180
     77,200(degree)HYPERCOM CORP ....................        762
     24,630      IDEX CORP ..........................        603
      2,500(degree)IN FOCUS SYSTEMS, INC ............         22
     70,530      INDUSTRIE-WERKE KARLSRUHE
                  AUGSBURG AG. ......................      1,156
  1,688,900      INGERSOLL-RAND CO ..................     79,273
    250,900(degree)INTEGRATED PROCESS EQUIPMENT CORP       2,697
  9,489,225*INTERNATIONAL BUSINESS MACHINES CORP ....  1,753,134
        500(degree)INTEVAC, INC .....................          3
     47,551(degree)IOMEGA CORP ......................        348
        400(degree)IONICS, INC ......................         12
    266,605(degree)IRI INTERNATIONAL CORP ...........      1,066
    669,000      JLG INDUSTRIES, INC ................     10,453
     96,100(degree)JTS CORP .........................          1
    419,200      KAYDON CORP ........................     16,794
     80,000(degree)KCI KONESCRANES INTERNATIONAL ....      3,634
         19      KENNAMETAL, INC ....................          0
  2,071,900      KEPPEL CORP ........................      5,550
  1,487,000      KOMATSU LTD ........................      7,817
    310,000      KOMORI CORP ........................      6,541
     11,360      KONE CORP SERIES B .................      1,324
     97,000      KOYO SEIKO CO LTD ..................        538
     48,800(degree)KRONOS, INC ......................      2,162
  2,615,000      KUBOTA CORP ........................      7,813
      5,800(degree)KULICHE & SOFFA INDUSTRIES, INC ..        103
    379,000      KURITA WATER INDUSTRIES LTD ........      5,571
    107,559(degree)LAM RESEARCH CORP ................      1,916
    819,633(degree)LEXMARK INTERNATIONAL GROUP (CLASS A)  82,373
     89,300      LINCOLN ELECTRIC HOLDINGS CO .......      1,987
      6,593      LINDE AG. ..........................      4,057
     14,450      LINDSAY MANUFACTURING CO ...........        214
    680,000      LUCASVARITY PLC ADR ................     22,780
      7,000      LUFKIN INDUSTRIES, INC .............        130
    322,000      MAKINO MILLING MACHINE CO LTD ......      1,847
    451,000      MAKITA CORP ........................      5,034
     82,675      MANITOWOC, INC .....................      3,669
     91,300      METRA CO SERIES B ..................      1,587
      3,900(degree)MICRON ELECTRONICS, INC ..........         68
    192,300(degree)MICROS SYSTEMS, INC ..............      6,322
      2,000(degree)MICROTOUCH SYSTEMS, INC ..........         26
    609,752      MILACRON, INC ......................     11,738
  1,938,000      MINEBEA CO LTD .....................     22,232
  2,522,500      MINNESOTA MINING &
                  MANUFACTURING CO ..................    179,413
  8,016,000      MITSUBISHI HEAVY INDUSTRIES LTD ....     31,268
    374,000      MORI SEIKI CO LTD ..................      4,244
      5,200(degree)MTI TECHNOLOGY CORP ..............         23
        257      NACCO INDUSTRIES, INC (CLASS A) ....         24
      7,691(degree)NASHUA CORP ......................        102
      1,650(degree)NATIONAL INSTRUMENTS CORP ........         56
    107,500(degree)NETWORK COMPUTING DEVICES, INC ...        753
      8,641(degree)NETWORK EQUIPMENT TECHNOLOGIES, INC        89
    302,000(degree)NIDEC CORP .......................     37,027
      5,000      NIKKO CO LTD .......................         11
      1,800      NN BALL & ROLLER, INC ..............         11
    135,072      NORDSON CORP .......................      6,939
    882,434(degree)NOVELLUS SYSTEMS, INC ............     43,680
    554,000      NSK LTD ............................      2,073
    240,000      NTN TOYO BEARING CO LTD ............        774
    498,000      OKUMA CORP .........................      2,596
    103,900      OMNIQUIP INTERNATIONAL, INC ........      1,559
     34,000      OMRON CORP .........................        467
      5,916(degree)OSMONICS, INC ....................         50
     16,926      PALL CORP ..........................        428
      2,925(degree)PAXAR CORP .......................         26
    465,400      PENTAIR, INC .......................     18,529
  1,250,041      PITNEY BOWES, INC ..................     82,581
      2,000(degree)POKPHAND (C.P.) CO LTD ...........          0
     11,500(degree)PRESSTEK, INC ....................         78
      1,800(degree)PRI AUTOMATION, INC ..............         47
      2,200(degree)PROXIM, INC ......................         59
    274,502(degree)QMS, INC .........................        875
     52,300(degree)QUANTUM CORP .....................      1,111
      3,133      RAUMA OY ...........................         46
      1,000      ROBBINS & MYERS, INC ...............         22
    438,450      ROPER INDUSTRIES, INC ..............      8,933
      4,200(degree)SANDISK CORP .....................         59
    271,000      SANDVIK AB SERIES A ................      4,714
     99,000      SANDVIK AB SERIES B FREE ...........      1,710
    100,000      SANSO ELECTRIC CO LTD ..............        470
    120,600      SAUER, INC .........................        912
      4,058      SCHINDLER HOLDINGS LTD (PT CERT) ...      6,500
      4,360      SCHINDLER HOLDINGS LTD (REGD) ......      7,428
     38,339      SCOTSMAN INDUSTRIES, INC ...........        788
  1,218,035(degree)SEAGATE TECHNOLOGY, INC ..........     36,846
     18,500(degree)SECURITY DYNAMICS TECHNOLOGIES, INC       426
     78,600(degree)SEQUENT COMPUTER SYSTEMS, INC ....        948
    450,200(degree)SHIVA CORP .......................      2,546
    363,835      SIDEL S.A. .........................     30,872
     70,204(degree)SILICON GRAPHICS, INC ............        904
      1,400(degree)SILICON VALLEY GROUP, INC ........         18
    220,250(degree)SLI, INC .........................      6,112
     14,775(degree)SMITH CORONA WTS 02/28/99 ........          1
     15,514(degree)SMITH INTERNATIONAL, INC .........        391
    116,200(degree)SPECIALTY EQUIPMENT COS, INC .....      3,145
     10,400(degree)SPEEDFAM INTERNATIONAL, INC ......        178
    232,800(degree)SPLASH TECHNOLOGY HOLDINGS, INC ..      1,731
    126,682      STANDEX INTERNATIONAL CORP .........      3,325
     30,035      STARRETT (L.S.) CO (CLASS A) .......      1,031
     34,000     #STARRETT (L.S.) CO (CLASS B) .......      1,167
  1,610,646(degree)STORAGE TECHNOLOGY CORP ..........     57,279
     48,411      STORK NV ...........................      1,107
    512,000x(degree)STREAMLOGIC CORP ................         10
        300      SULZER WINTERTHUR AG. (REGD) .......        183

                       See notes to financial statements.

                                                         VALUE
  SHARES                                                 (000)
  ------                                                --------
 INDUSTRIAL MACHINERY AND EQUIPMENT--(CONTINUED)
    308,000      SUMITOMO HEAVY INDUSTRIES LTD ......   $    644
     20,000      SVENSKA KULLAGERFABRIKEN AB SERIES A
                  FREE ..............................        227
    134,801      SVENSKA KULLAGERFABRIKEN AB SERIES B      1,572
    326,100      SYMBOL TECHNOLOGIES, INC ...........     20,850
    329,000      TAKUMA CO LTD ......................      2,109
    181,900      TECUMSEH PRODUCTS CO (CLASS A) .....      8,481
     31,300      TECUMSEH PRODUCTS CO (CLASS B) .....      1,416
    104,700(degree)TELXON CORP ......................      1,453
    190,500      TENNANT CO .........................      7,644
  2,142,846      TENNECO, INC .......................     72,991
     30,700(degree)TEREX CORP .......................        877
    935,653      TIMKEN CO ..........................     17,660
    273,250      TOMRA SYSTEMS AS ...................      8,966
     76,350      TORO CO ............................      2,176
    349,900      TOYODA AUTOMATIC LOOM WORKS LTD ....      6,201
    242,500(degree)TRICORD SYSTEMS, INC .............        546
    626,000      TSUBAKIMOTO CHAIN CO ...............      1,337
     32,000(degree)TSUGAMI CORP .....................         35
  9,851,305      TYCO INTERNATIONAL LTD .............    743,158
    385,633(degree)U.S. FILTER CORP .................      8,821
      3,656(degree)ULTRATECH STEPPER, INC ...........         58
  4,193,700(degree)UNISYS CORP ......................    144,421
    258,288(degree)UNOVA, INC .......................      4,681
    109,800(degree)VALMET OY SERIES A ...............      1,475
    994,979(degree)VARCO INTERNATIONAL, INC .........      7,711
        428      VARIAN ASSOCIATES, INC .............         16
    718,300      VICKERS PLC ........................      2,163
    263,500(degree)VISUAL NETWORKS, INC .............      9,881
      3,893(degree)WESTAIM CORP .....................         19
     19,800(degree)WESTERN DIGITAL CORP .............        298
     18,800(degree)XIRCOM, INC ......................        639
    687,900      YORK INTERNATIONAL CORP ............     28,075
     40,997      ZARDOYA OTIS S.A. ..................      1,282
      2,600(degree)ZEBRA TECHNOLOGY CORP ............         75
      1,440#(degree)ZEBRA TECHNOLOGY CORP (CLASS B) .         41
                                                      ----------
                                                       7,892,601
                                                      ----------
 INSTRUMENTS AND RELATED PRODUCTS--2.08%
    150,100(degree)ACUSON CORP ......................      2,233
    337,975(degree)ADAC LABORATORIES, INC ...........      6,749
      2,000(degree)ADE CORP .........................         26
    823,680(degree)AFFYMETRIX, INC ..................     20,077
     94,100(degree)ALARIS MEDICAL, INC ..............        553
      1,500(degree)ANACOMP, INC .....................         28
     90,500(degree)ANALOGIC CORP ....................      3,405
    198,894      ARROW INTERNATIONAL, INC ...........      6,240
    922,850(degree)ARTERIAL VASCULAR ENGINEERING, INC     48,450
     41,800(degree)AVID TECHNOLOGIES, INC ...........        977
     10,673(degree)BACOU U.S.A., INC ................        229
    188,833      BALLARD MEDICAL PRODUCTS CO ........      4,591
    689,325      BARD (C.R.), INC ...................     34,122
    802,123      BAUSCH & LOMB, INC .................     48,127
  1,416,798      BAXTER INTERNATIONAL, INC ..........     91,118
     97,100(degree)BAXTER INTERNATIONAL, INC RTS ....          8
     96,187      BECKMAN COULTER, INC ...............      5,218
    836,524      BECTON DICKINSON & CO ..............     35,709
     85,056(degree)BIO-RAD LABORATORIES, INC (CLASS A)     1,786
    948,900      BIOMET, INC ........................     38,193
     53,624(degree)BOLLE, INC .......................        107
    320,100(degree)BOSTON SCIENTIFIC CORP ...........      8,583
  1,873,000      CANON, INC .........................     40,100
    840,000      CASIO COMPUTER CO LTD ..............      6,211
      8,200x(degree)CELLPRO, INC ....................          0
      1,866(degree)CHYRON CORP ......................          3
      4,600(degree)CIRCON CORP ......................         69
     98,000      CITIZEN WATCH CO LTD ...............        591
     23,400(degree)CLOSURE MEDICAL CORP .............        698
     19,700(degree)CNS, INC .........................         68
      4,480(degree)COHERENT, INC ....................         56
    108,100(degree)COHESION TECHNOLOGIES, INC .......        392
     46,200      COHU, INC ..........................      1,016
     13,800(degree)COLE NATIONAL CORP (CLASS A) .....        236
      3,400      COLLAGEN AESTHETICS, INC ...........         31
    250,400(degree)CONMED CORP ......................      8,263
    160,775(degree)COOPER COS, INC ..................      3,326
      6,300(degree)CREDENCE SYSTEMS CORP ............        117
     95,980      CUBIC CORP .........................      1,800
      1,700(degree)CYBERONICS, INC ..................         23
      2,696(degree)CYMER, INC .......................         39
     59,400(degree)CYTYC CORP .......................      1,530
      1,550      DANIEL INDUSTRIES, INC .............         19
    213,300(degree)DATASCOPE CORP ...................      4,906
    717,600      DENTSPLY INTERNATIONAL, INC ........     18,478
    197,800(degree)DIONEX CORP ......................      7,244
    139,250(degree)DYNATECH CORP ....................        383
  2,654,989      EASTMAN KODAK CO ...................    191,159
      1,871(degree)ESCO ELECTRONICS CORP (TRUST RECEIPT)      17
     47,300      ESSILOR INTERNATIONAL ..............     18,628
    141,050(degree)FOSSIL, INC ......................      4,055
        537      FRESENIUS MEDICAL CARE AG. ADR .....         13
  1,493,500      FUJI PHOTO FILM CO LTD .............     55,609
     75,000      GEA AG. ............................      2,265
    317,700(degree)GENRAD, INC ......................      5,004
  1,073,826      GUIDANT CORP .......................    118,389
    214,400(degree)HAEMONETICS CORP .................      4,878
    295,300(degree)HANGER ORTHOPEDIC GROUP, INC .....      6,644
     63,700(degree)HEALTHDYNE INFORMATION ENTERPRISES        326
      1,400(degree)HEARTPORT, INC ...................          8
        800(degree)HOLOGIC, INC .....................         10
  1,963,700      HONEYWELL, INC .....................    147,891
        200(degree)I-STAT CORP ......................          2
     58,100(degree)IMATRON, INC .....................         80
  1,169,343      IMI PLC ............................      4,621
        774(degree)INPUT/OUTPUT, INC ................          6
     40,420      INSTRUMENTARIUM GROUP SERIES B FREE       1,668
    194,700      INVACARE CORP ......................      4,673
     73,400(degree)ISOLYSER CO, INC .................         78
    941,628      JOHNSON CONTROLS, INC                    55,556
     66,330      KEYENCE CORP .......................      8,174
     21,400(degree)KLA-TENCOR CORP ..................        928
  1,064,000      KONICA CORP ........................      4,858
      1,700(degree)LECROY CORP ......................         28
     16,300(degree)LIFECORE BIOMEDICAL, INC .........        167
    545,797(degree)LITTON INDUSTRIES, INC ...........     35,613
        200(degree)LTX CORP .........................          1
      1,000(degree)LUNAR CORP .......................         10
    145,300(degree)MAXXIM MEDICAL, INC ..............      4,323
  3,306,487      MEDTRONIC, INC .....................    245,507
     21,600      MENTOR CORP ........................        506
    480,200(degree)METTLER-TOLEDO INTERNATIONAL, INC      13,476
        800      MILLIPORE CORP .....................         23
     96,000(degree)MINE SAFETY APPLIANCE CO .........      6,816
      2,400(degree)MINIMED, INC .....................        251
     77,900      MOVADO GROUP, INC ..................      2,074
    239,400      MTS SYSTEMS CORP ...................      3,232
      7,500(degree)NEOPATH, INC .....................         45
    157,500      NEWPORT CORP .......................      2,658
    542,000      NIKON CORP .........................      5,285
     12,500(degree)NOVOSTE CORP .....................        355
      3,100(degree)OAKLEY, INC ......................         29
    127,932      OCE NV .............................      4,601
    199,000(degree)OCULAR SCIENCES, INC .............      5,323
     91,700(degree)OEC MEDICAL SYSTEMS, INC .........      2,883
  1,618,000      OLYMPUS OPTICAL CO LTD .............     18,633
      1,900      OPTICAL COATING LABORATORIES, INC ..         49

                       See notes to financial statements.

                                                         VALUE
  SHARES                                                 (000)
  ------                                                --------
 INSTRUMENTS AND RELATED PRODUCTS--(CONTINUED)
         86(degree)PANAVISION, INC NEW ..............   $      1
      3,100(degree)PERCEPTION, INC ..................         21
     45,000(degree)PERCLOSE, INC ....................      1,491
        553      PERKIN-ELMER CORP ..................         54
    135,200(degree)PINNACLE SYSTEMS, INC ............      4,833
    571,208      POLAROID CORP ......................     10,674
     28,000(degree)POSSIS MEDICAL, INC ..............        189
     11,450      RADIOMETER AS (CLASS B) ............        603
  1,133,198      RAYTHEON CO (CLASS A) ..............     58,572
    508,251      RAYTHEON CO (CLASS B) ..............     27,064
    253,600(degree)RESMED, INC ......................     11,507
    328,688(degree)RESPIRONICS, INC .................      6,584
    712,923(degree)RICOH CO LTD .....................      6,586
     32,900(degree)ROBOTIC VISION SYSTEMS, INC ......         93
      2,400(degree)ROFIN-SINAR TECHNOLOGIES, INC ....         23
    100,900(degree)SABRATEK CORP ....................      1,652
     14,292      SAGEM S.A. .........................      9,466
      1,900(degree)SCHICK TECHNOLOGIES, INC .........         19
     59,800(degree)SCOTT TECHNOLOGIES, INC ..........        989
     66,900(degree)SEPRACOR, INC ....................      5,896
 14,692,348      SIEBE PLC ..........................     57,935
     68,900(degree)SOFAMOR DANEK GROUP, INC .........      8,389
     11,349(degree)SOLA INTERNATIONAL, INC ..........        196
     70,956(degree)SONOSITE, INC ....................        736
      2,160(degree)SPACELABS MEDICAL, INC ...........         50
  1,075,558(degree)ST. JUDE MEDICAL, INC ............     29,780
      2,100(degree)STAAR SURGICAL CO ................         16
  1,131,244(degree)STERIS CORP ......................     32,170
        600      STRYKER CORP .......................         33
     10,700(degree)SUMMIT TECHNOLOGY, INC ...........         47
      2,800(degree)SUNRISE MEDICAL, INC .............         35
    746,800(degree)SYBRON INTERNATIONAL CORP ........     20,304
      1,200(degree)TAVA TECHNOLOGIES, INC ...........          9
     41,635(degree)TECH-SYM CORP ....................        926
  1,029,479      TEKTRONIX, INC .....................     30,949
     23,954(degree)TERADYNE, INC ....................      1,015
      1,100      THE SWATCH GROUP AG. (BR) ..........        681
     51,790      THE SWATCH GROUP AG. (REGD) ........      7,758
     58,350(degree)THERMEDICS, INC ..................        631
      3,100(degree)THERMO CARDIOSYSTEMS, INC ........         32
     34,722(degree)THERMO ELECTRON CORP .............        588
      4,185(degree)THERMO INSTRUMENT SYSTEMS, INC ...         63
      3,600(degree)THERMO OPTEK CORP ................         31
      3,300(degree)THERMOQUEST CORP .................         43
      7,000(degree)THERMOSPECTRA CORP ...............         79
     36,900(degree)THERMOTREX CORP ..................        316
        898(degree)TREX MEDICAL CORP ................          8
      5,800(degree)TRIMBLE NAVIGATION LTD ...........         42
     24,400(degree)VENTANA MEDICAL SYSTEMS, INC .....        528
    292,300(degree)VISX, INC ........................     25,558
     87,200      VITAL SIGNS, INC ...................      1,526
    468,200(degree)VIVUS, INC .......................      1,214
        310(degree)WATERS CORP ......................         27
        500      WATKINS-JOHNSON CO .................         10
    178,018(degree)WESLEY JESSEN VISIONCARE, INC ....      4,940
  3,294,712      WILLIAMS PLC .......................     18,706
      7,000(degree)WIRELESS TELECOM GROUP, INC ......         13
    225,400      X RITE, INC ........................      1,747
  4,952,690      XEROX CORP .........................    584,417
      5,600(degree)XOMED SURGICAL PRODUCTS, INC .....        179
    801,000      YOKOGAWA ELECTRIC CORP .............      3,977
     53,200(degree)ZYGO CORP ........................        459
                                                      ----------
                                                       2,422,036
                                                      ----------
 INSURANCE AGENTS, BROKERS AND SERVICE--0.16%
      6,100      BLANCH (E.W.) HOLDINGS, INC ........        289
    235,100      CRAWFORD & CO (CLASS A) ............      3,144
    167,800      CRAWFORD & CO (CLASS B) ............      2,590
  1,034,906(degree)FIRST HEALTH GROUP CORP ..........     17,141
    218,287(degree)FORTIS AG. .......................     79,108
     51,968(degree)FORTIS AG. CVG ...................        234
     54,003(degree)FORTIS AG. NPV (STRIP VVPR). .....          3
     12,100      GALLAGHER (ARTHUR J.) & CO .........        534
      8,200      GENERALI HOLDING VIENNA ............      2,015
     34,362      HILB, ROGAL & HAMILTON CO ..........        683
    251,384      LAB HOLDINGS, INC ..................      4,399
     20,500      MARSCHOLLEK LAUT UND PARTNER .......     11,766
  1,086,379      MARSH & MCLENNAN COS, INC ..........     63,485
     43,992      POE & BROWN, INC ...................      1,537
                                                      ----------
                                                         186,928
                                                      ----------
 INSURANCE CARRIERS--5.34%
     27,900      20TH CENTURY INDUSTRIES ............        647
     37,605      AACHENER & MUNCHENER BETEIL (BR) ...      4,427
     93,600      AACHENER & MUNCHENER BETEIL (REGD) .     13,768
      1,800(degree)ACCEPTANCE INSURANCE COS, INC ....         36
     65,000      ACE LTD ............................      2,238
  2,297,000      AEGON NV ...........................    282,244
     18,668      AEGON NV ARS .......................      2,282
    960,221      AETNA, INC .........................     75,497
  1,981,146      AFLAC, INC .........................     87,170
      3,880(degree)AGF-ASSUR GEN DE FRANCE CVG ......          2
    105,900      ALFA CORP ..........................      2,568
    102,916(degree)ALLEGHANY CORP (DELAWARE) ........     19,335
    642,917      ALLIANZ AG. (REGD) .................    235,844
    398,731      ALLMERICA FINANCIAL CORP ...........     23,077
 11,371,506      ALLSTATE CORP ......................    439,224
    638,000      AMBAC FINANCIAL GROUP, INC .........     38,400
    183,201      AMERICAN ANNUITY GROUP, INC ........      4,214
    264,300      AMERICAN BANKERS INSURANCE GROUP, INC    12,786
    285,008      AMERICAN FINANCIAL GROUP, INC ......     12,505
  1,580,082      AMERICAN GENERAL CORP ..............    123,246
     85,699      AMERICAN HERITAGE LIFE INVESTMENT CORP    2,094
  8,164,836      AMERICAN INTERNATIONAL GROUP, INC ..    788,927
     59,500      AMERICAN MEDICAL SECURITY GROUP ....        852
    232,600      AMERICAN NATIONAL INSURANCE CO .....     19,248
    386,000(degree)AMERIN CORP ......................      9,119
        930      AMERUS LIFE HOLDINGS, INC (CLASS A)          21
  1,851,000(degree)AMP LTD ..........................     23,474
    572,950      AON CORP ...........................     31,727
    242,152      ARGONAUT GROUP, INC ................      5,933
    132,200      ARM FINANCIAL GROUP, INC (CLASS A) .      2,933
      3,100      ASR VERZEKERINGSGROEP NV ...........        281
  4,554,823      ASSICURAZIONI GENERALI S.P.A. ......    190,581
    960,668      AXA ................................    139,297
      7,673(degree)AXA CTF DE VALEUR GARANT .........         37
    321,050      BERKLEY (W.R.) CORP ................     10,936
      1,406(degree)BERKSHIRE HATHAWAY, INC (CLASS A)      98,420
         15(degree)BERKSHIRE HATHAWAY, INC (CLASS B)          35
    656,700      CAPITAL RE CORP ....................     13,175
      1,100      CAPITOL TRANSAMERICA CORP ..........         21
  2,552,107      CGU PLC ............................     39,957
     12,000      CHARTWELL RE CORP ..................        285
    258,072      CHICAGO TITLE CORP .................     12,113
        950      CHIYODA FIRE & MARINE INSURANCE CO LTD        3
    568,100      CHUBB CORP .........................     36,855
  1,883,395      CIGNA CORP .........................    145,610
    923,841      CINCINNATI FINANCIAL CORP ..........     33,836
 18,044,627      CITIGROUP, INC .....................    893,209
    448,600      CMAC INVESTMENT CORP ...............     20,608
        300(degree)CNA FINANCIAL CORP ...............         12
     19,700      CNA SURETY CORP ....................        310
    140,396      COLONIA KONZERN AG. (REGD) .........     15,931
    112,340      COMMERCE GROUP, INC ................      3,981
     24,900      COMPANHIA DE SEGUROS TRANQUILIDADE .        795
     47,300(degree)COMPDENT CORP ....................        491
  2,414,166      CONSECO, INC .......................     73,783
     22,956      CORPORACION MAPFRE S.A. ............        624
        418(degree)DELPHI FINANCIAL GROUP, INC ......         22

                       See notes to financial statements.

                                                         VALUE
  SHARES                                                 (000)
  ------                                                --------
 INSURANCE CARRIERS--(CONTINUED)
    134,700      ENHANCE FINANCIAL SERVICES GROUP, INC  $  4,041
    285,400      EQUITABLE COS, INC .................     16,518
     96,600      ERIE INDEMNITY CO (CLASS A) ........      3,019
    758,866      EVEREST REINSURANCE HOLDINGS, INC ..     29,548
  1,030,500      EXEL LTD (CLASS A) .................     77,288
    130,039      FAI INSURANCES LTD .................         59
     34,750(degree)FAIRFAX FINANCIAL HOLDINGS LTD ...     12,217
    210,729      FBL FINANCIAL GROUP, INC (CLASS A) .      5,110
    337,030      FIDELITY NATIONAL FINANCIAL, INC ...     10,279
    141,821      FINANCIAL SECURITY ASSURANCE
                  HOLDINGS LTD ......................      7,694
    755,348      FIRST AMERICAN FINANCIAL CORP ......     24,266
    735,000      FOREMOST CORP OF AMERICA ...........     15,435
    452,975(degree)FOUNDATION HEALTH SYSTEMS (CLASS A)     5,407
      4,900(degree)FPIC INSURANCE GROUP, INC ........        234
    605,760      FREMONT GENERAL CORP ...............     14,993
        540      FRONTIER INSURANCE GROUP, INC ......          7
      5,000      GAINSCO, INC .......................         31
  2,353,047      GIO AUSTRALIAN HOLDINGS LTD ........      7,736
     29,400      GUARANTEE LIFE COS, INC ............        544
    519,475      GUARDIAN ROYAL EXCHANGE PLC ........      2,908
    181,800      HARLEYSVILLE GROUP, INC ............      4,693
  2,076,457      HARTFORD FINANCIAL SERVICES GROUP, INC  113,946
    133,787      HARTFORD LIFE, INC (CLASS A) .......      7,793
      1,500      HCC INSURANCE HOLDINGS, INC ........         26
      2,351(degree)HIGHLANDS INSURANCE GROUP, INC ...         31
    968,957      HIH INSURANCE LTD ..................      1,284
    300,000      HIH INSURANCE LTD (INSTALL RECEIPT)         232
     14,332      HORACE MANN EDUCATORS CORP .........        408
        600      HSB GROUP, INC .....................         25
        300(degree)HUMANA, INC ......................          5
    252,000(degree)IDRIS HYDRAULIC BERHAD (MALAYSIA)          39
     10,000      IFIL FINANZIARIA DI PARTECIPAZIONI .         42
 39,010,360      INSTITUTO NAZIONALE DELLE ASSICURAZION  103,258
    432,649      IRISH LIFE .........................      4,077
    179,199      IRISH LIFE PLC .....................      1,686
  1,195,526      JEFFERSON-PILOT CORP ...............     89,664
     10,800(degree)KANSAS CITY LIFE INSURANCE CO ....        883
     75,440      LANDAMERICA FINANCIAL GROUP, INC ...      4,210
  1,513,893      LEGAL & GENERAL GROUP PLC ..........     19,659
     41,014      LIBERTY CORP .......................      2,020
     10,000      LIBERTY FINANCIAL COS, INC .........        270
     84,270      LIBERTY LIFE ASSOCIATION OF AFICA LTD     1,160
      2,100      LIFE U.S.A. HOLDINGS, INC ..........         27
    411,900      LINCOLN NATIONAL CORP ..............     33,699
    434,900      LOEWS CORP .........................     42,729
     12,500(degree)MARKEL CORP ......................      2,263
      3,920(degree)MAXICARE HEALTH PLANS, INC .......         21
    310,987      MBIA, INC ..........................     20,389
     12,055      MEADOWBROOK INSURANCE GROUP ........        198
     94,251(degree)MEDICAL ASSURANCE, INC ...........      3,116
  1,300,000(degree)MEDIOLANUM S.P.A. ................      9,657
     38,100      MERCURY GENERAL CORP ...............      1,669
    179,500      METROPOLITAN LIFE LTD ..............        227
  1,632,000      MGIC INVESTMENT CORP ...............     64,974
    124,000(degree)MID ATLANTIC MEDICAL SERVICES, INC      1,217
     10,091      MIDLAND CO .........................        243
    962,050      MITSUI TAISHO MARINE & FIRE CO LTD .      5,075
     50,518      MMI COS, INC .......................        846
    214,270      MUENCHENER RUECKVER AG. (REGD) .....    103,816
      9,920      MUENCHENER RUECKVER GESELLSCHAFT
                  AG. (BR) ..........................      3,264
    145,800      NAC RE CORP ........................      6,843
        200(degree)NATIONAL WESTERN LIFE INSURANCE CO         24
     17,400      NATIONWIDE FINANCIAL SERVICES, INC
                  (CLASS A) .........................        899
  1,127,000      NICHIDO FIRE & MARINE INSURANCE CO LTD    5,545
    916,000      NIPPON FIRE & MARINE INSURANCE CO LTD     3,378
    396,600      NISSAN FIRE & MARINE INSURANCE .....      1,195
      1,000      NYMAGIC, INC .......................         21
    194,200      OHIO CASUALTY CORP .................      7,986
  1,897,485      OLD REPUBLIC INTERNATIONAL CORP ....     42,693
        112      ORION CAPITAL CORP .................          4
    619,105(degree)OXFORD HEALTH PLANS, INC .........      9,209
    204,859(degree)PACIFICARE HEALTH SYSTEMS,
                    INC (CLASS A) ...................     14,903
    287,189(degree)PACIFICARE HEALTH SYSTEMS,
                    INC (CLASS B) ...................     22,832
     36,100(degree)PENN TREATY AMERICAN CORP ........        972
      6,800      PENNCORP FINANCIAL GROUP, INC ......          7
      1,300     (degree)PHILADELPHIA CONSOLIDATED
                  HOLDINGS CORP .....................         29
      5,100      PMA CAPITAL CORP (CLASS A) .........        100
    363,434      PMI GROUP, INC .....................     17,945
     65,900      POHJOLA INSURANCE CO LTD SERIES B ..      3,618
    228,600      PRESIDENTIAL LIFE CORP .............      4,543
    231,950      PROGRESSIVE CORP ...................     39,287
    208,500      PROTECTIVE LIFE CORP ...............      8,301
    314,950      PROVIDENT COS, INC .................     13,070
  3,508,411      PRUDENTIAL CORP PLC ................     52,973
     31,800      PXRE CORP ..........................        797
  2,006,876      QBE INSURANCE GROUP LTD ............      8,309
    871,859      RAS S.P.A. .........................     12,662
    735,319      REINSURANCE AUSTRALIA CORP LTD .....      1,128
    180,350      REINSURANCE GROUP OF AMERICA, INC ..     12,625
  1,038,778      RELIANCE GROUP HOLDINGS, INC .......     13,374
  1,312,532      RELIASTAR FINANCIAL CORP ...........     60,541
     58,800(degree)RISK CAPITAL HOLDINGS, INC .......      1,279
      2,700      RLI CORP ...........................         90
  4,820,545      ROYAL & SUN ALLIANCE INSURANCE
                  GROUP PLC .........................     39,360
    237,300      SAFECO CORP ........................     10,189
    213,200(degree)SAFEGUARD HEALTH ENTERPRISES, INC         706
    261,590      SAI S.P.A. .........................      3,157
    669,250      SAI (S/S) (NON-VOTE) CV ............      4,464
    180,000(degree)SAMPO INSURANCE CO SERIES A ......      6,879
     40,645      SCHWEIZERISCHE RUCKVERSICHERUNG
                  (REGD) ............................    105,970
     40,000(degree)SCOTTISH ANNUITY & LIFE HOLDINGS LTD      550
     30,867      SCPIE HOLDINGS, INC ................        936
    794,800      SELECTIVE INSURANCE GROUP, INC .....     15,995
    130,150(degree)SIERRA HEALTH SERVICES, INC ......      2,741
  1,717,665      SKANDIA FORSAKRINGS AB .............     26,276
    837,972      ST. PAUL COS, INC ..................     29,120
     58,200      STEWART INFORMATION SERVICES CORP ..      3,376
    319,300      UNI-STOREBRAND AS SERIES A .........      2,410
  2,288,028(degree)SUMITOMO MARINE & FIRE INSURANCE CO    14,523
  2,584,161      SUNAMERICA, INC ....................    209,640
    344,200      TIG HOLDINGS, INC ..................      5,357
  5,056,000      TOKIO MARINE & FIRE INSURANCE CO LTD     60,510
  1,566,700      TORCHMARK CORP .....................     55,324
    726,041      TRANSAMERICA CORP ..................     83,858
        407      TRANSATLANTIC HOLDINGS, INC ........         31
    894,052      TRAVELERS PROPERTY CASUALTY CORP ...     27,716
     26,900      TRENWICK GROUP, INC ................        878
     69,400(degree)TRIAD GUARANTY, INC ..............      1,531
    154,400(degree)TRIGON HEALTHCARE, INC ...........      5,761
        400(degree)UICI .............................         10
  2,583,174      UNITED HEALTHCARE CORP .............    111,238
     56,600      UNITED WISCONSIN SERVICES, INC .....        492
    168,004      UNITRIN, INC .......................     12,054
    341,200      UNUM CORP ..........................     19,918
     45,296      VESTA INSURANCE GROUP, INC .........        272
    191,373(degree)WELLPOINT HEALTH NETWORKS, INC ...     16,649
     39,642      ZENITH NATIONAL INSURANCE CORP .....        917
    120,972(degree)ZURICH ALLIED AG. ................     89,573
                                                      ----------
                                                       6,216,784
                                                      ----------

                       See notes to financial statements.

                                                         VALUE
  SHARES                                                 (000)
  ------                                                --------
 LEATHER AND LEATHER PRODUCTS--0.01%
    135,000      JUSTIN INDUSTRIES, INC .............   $  1,772
    161,496(degree)NINE WEST GROUP, INC .............      2,513
    136,008(degree)SAMSONITE CORP ...................        757
    272,100      STRIDE RITE CORP ...................      2,381
        900(degree)TIMBERLAND CO ....................         41
      1,587      WOLVERINE WORLD WIDE, INC ..........         21
                                                      ----------
                                                           7,485
                                                      ----------
 LEGAL SERVICES--0.00%
      1,088(degree)PREPAID LEGAL SERVICES, INC ......         36
                                                      ----------
 LOCAL AND INTERURBAN PASSENGER TRANSIT--0.09%
    291,000(degree)COACH U.S.A., INC ................     10,094
     11,275      EAST JAPAN RAILWAY CO ..............     63,072
    773,100(degree)GREYHOUND LINES, INC .............      4,590
    937,692      LAIDLAW, INC .......................      9,432
     58,400      LAIDLAW, INC (U.S.) ................        588
     21,700(degree)RURAL/METRO CORP .................        237
  3,797,292      STAGECOACH HOLDINGS PLC ............     15,116
                                                      ----------
                                                         103,129
                                                      ----------
 LUMBER AND WOOD PRODUCTS--0.14%
      2,700(degree)ABT BUILDING PRODUCTS CORP .......         28
    206,600(degree)AMERICAN HOMESTAR CORP ...........      3,099
     20,000(degree)AOKAM PERDANA BERHAD .............          2
  3,955,942      CARTER HOLT HARVEY LTD .............      3,553
    532,903(degree)CHAMPION ENTERPRISES, INC ........     14,588
    324,621      CLAYTON HOMES, INC .................      4,484
     32,308      DELTIC TIMBER CORP .................        658
  1,641,718      FLETCHER CHALLENGE LTD (FORESTS DIVISION)   546
     85,700      GEORGIA-PACIFIC CORP (PACKAGING GROUP)    5,019
    226,000      JAYA TIASA HOLDINGS BERHAD .........        210
    435,000(degree)LAND & GENERAL BERHAD ............         71
  1,280,205      LOUISIANA PACIFIC CORP .............     23,444
  4,087,200      MACMILLAN BLOEDEL LTD ..............     40,712
     73,300      MASISA S.A. (SPONS ADR) ............        467
    235,800      OAKWOOD HOMES CORP .................      3,581
     66,025(degree)PALM HARBOR HOMES, INC ...........      1,663
      4,334      POPE & TALBOT, INC .................         36
  1,658,150      SEKISUI HOUSE LTD ..................     17,566
    108,718      SKYLINE CORP .......................      3,533
     92,000      SUMITOMO FORESTRY CO LTD ...........        661
      2,346      TJ INTERNATIONAL, INC ..............         60
     80,400      UNIVERSAL FOREST PRODUCTS, INC .....      1,613
    664,350      WEYERHAEUSER CO ....................     33,757
                                                      ----------
                                                         159,351
                                                      ----------
 METAL MINING--0.24%
     89,900      ACINDAR S.A. (CLASS B) .............        108
     30,000      AGNICO EAGLE MINES LTD .............        123
      3,000(degree)ALTAIR INTERNATIONAL, INC ........         20
     30,248(degree)ALUSUISSE LONZA HOLDINGS AG. (REGD)    35,236
     57,235      ANGLO AMERICAN PLATINUM CORP LTD ...        785
     15,587      ANGLOGOLD LTD ......................        607
    929,379      BARRICK GOLD CORP ..................     18,031
    222,500      BARRICK GOLD CORP (U.S.) ...........      4,339
     44,350      BATTLE MOUNTAIN GOLD CO ............        183
    219,600      CAMBIOR, INC .......................      1,072
    176,800      CAMECO CORP ........................      3,160
    199,281      CLEVELAND CLIFFS, INC ..............      8,034
      3,466(degree)COEUR DALENE MINES CORP ..........         16
     70,700      COMINCO LTD ........................        799
  1,622,594      CYPRUS AMAX MINERALS CO ............     16,226
    642,785      DELTA GOLD NL ......................        978
     35,000      DOMINION MINING LTD ................          9
    340,000(degree)ECHO BAY MINES LTD ...............        587
      4,500(degree)ECHO BAY MINES LTD (U.S.) ........          8
     50,500      ELKEM AS ...........................        603
    186,831(degree)ERAMET ...........................      5,615
    182,000      EUOR-NEVADA MINING CORP ............      2,962
    592,628      FREEPORT-MCMORAN COPPER &
                  GOLD, INC (CLASS A) ...............      5,741
  2,177,864      FREEPORT-MCMORAN COPPER &
                  GOLD, INC (CLASS B) ...............     22,731
      4,400(degree)GETCHELL GOLD CORP ...............        120
      6,222      GOLDFIELDS LTD .....................          5
    878,516      GREAT CENTRAL MINES LTD ............        630
    422,500(degree)HECLA MINING CO ..................      1,532
     40,424      HOMESTAKE MINING CO ................        371
     19,300      IMPALA PLATINUM HOLDINGS LTD .......        262
     89,500      INCO LTD CO ........................        944
     24,060      INCO LTD CO (U.S.) .................        254
     14,809      JOHNSON MATTHEY PLC ................        100
      6,493(degree)KINROSS GOLD CORP ................         15
    628,512      LONRHO PLC .........................      3,440
    726,600      MALAYSIA MINING CORP BERHAD ........        292
  5,461,100      MIM HOLDINGS LTD ...................      2,412
  3,839,000      MITSUBISHI MATERIALS CORP ..........      6,466
  2,603,000      MITSUI MINING & SMELTING CO LTD ....     12,853
      8,284(degree)NEWCREST MINING LTD ..............         11
  1,437,258      NEWMONT MINING CORP ................     25,960
  2,038,000      NIPPON LIGHT METAL CO LTD ..........      2,132
    595,200      NORANDA, INC .......................      5,909
  3,398,104      NORMANDY MINING LTD ................      3,147
  1,772,592      NORTH LTD ..........................      2,892
    202,100      OUTOKUMPU OY SERIES A ..............      1,868
     13,000#x(degree)PEGASUS GOLD, INC ..............          7
     12,000      PHELPS DODGE CORP ..................        611
    475,400      PLACER DOME, INC ...................      5,416
    636,448      PLACER DOME, INC (U.S.) ............      7,319
    729,000(degree)RESOLUTE SAMANTHA LTD ............        514
    237,800      RIO ALGOM LTD ......................      2,539
  1,048,169      RIO TINTO LTD ......................     12,444
    150,000      RIO TINTO PLC (BR) .................      1,672
  1,221,680      RIO TINTO PLC (REGD) ...............     14,208
     75,390      SMITH (HOWARD) LTD .................        499
    608,097      SONS OF GWALIA NL ..................      1,731
    111,000      SOUTHERN PERU COPPER CORP ..........      1,048
    339,599(degree)STILLWATER MINING CO .............     13,924
    666,000      SUMITOMO METAL MINING CO LTD .......      2,167
    518,254(degree)SUNSHINE MINING & REFINING CO ....        259
      1,977(degree)SUNSHINE MINING & REFINING CO
                  WTS 03/03/99 ......................          0
    331,200      TECK CORP LTD (CLASS B) ............      2,415
     42,300      UNION MINIERE GROUP S.A. ...........      1,611
    518,794(degree)WESTRALIAN SANDS LTD NEW .........      1,241
  2,571,172      WMC LTD ............................      7,760
    130,680(degree)ZIMBABWE PLATINUM MINES LTD ......         26
                                                      ----------
                                                         276,999
                                                      ----------
 MISCELLANEOUS MANUFACTURING INDUSTRIES--0.11%
     32,600(degree)AMER GROUP LTD PLC SERIES A ......        339
      1,000(degree)ASICS CORP .......................          1
    114,300      BIC S.A. ...........................      6,343
    525,375(degree)BLYTH INDUSTRIES, INC ............     16,418
    392,900      BRADY CORP (CLASS A) ...............     10,584
  1,299,300(degree)BULGARI S.P.A. ...................      7,761
     20,500      CALLAWAY GOLF CO ...................        210
     28,100x(degree)CML GROUP, INC ..................          5
      2,195      CROSS (A.T.) CO (CLASS A) ..........         12
        464      HASBRO, INC ........................         17
    249,930(degree)HEXCEL CORP ......................      2,093
  1,208,088      INTERNATIONAL GAME TECHNOLOGY CO ...     29,372
      4,063(degree)JAN BELL MARKETING, INC ..........         26
    602,500      JOSTENS, INC .......................     15,778
    180,705      K2, INC ............................      1,864
     82,300(degree)LYDALL, INC ......................        977
     54,266(degree)MARVEL ENTERPRISES ...............        336
  1,026,284      MATTEL, INC ........................     23,412

                       See notes to financial statements.

                                                         VALUE
  SHARES                                                 (000)
  ------                                                --------
 MISCELLANEOUS MANUFACTURING INDUSTRIES--(CONTINUED)
     12,000      MIZUNO CORP ........................   $     36
    117,000      NINTENDO CO LTD ....................     11,358
    254,800(degree)NU KOTE HOLDINGS, INC (CLASS A) ..         10
      2,000      ONEIDA LTD .........................         30
     14,300      RHI AG. ............................        373
     36,250      RUSS BERRIE & CO, INC ..............        852
     53,500      SEGA ENTERPRISES LTD ...............      1,188
     77,600(degree)STEINWAY MUSICAL INSTRUMENTS, INC       2,018
    430,000      VARITRONIX INTERNATIONAL LTD .......        805
      4,900(degree)WMS INDUSTRIES, INC ..............         36
                                                      ----------
                                                         132,254
                                                      ----------
 MISCELLANEOUS RETAIL--0.83%
     77,529(degree)AMAZON.COM, INC ..................     24,906
      3,160      ARTEMIS S.A. .......................        109
      9,600(degree)BARNES & NOBLE, INC ..............        408
    147,500(degree)BARNETT, INC .....................      2,028
    122,100      BLAIR CORP .........................      2,709
  2,006,130      BOOTS CO LTD .......................     34,162
    837,300(degree)BORDERS GROUP, INC ...............     20,880
        600(degree)BRYLANE, INC .....................         14
        548      CASH AMERICA INTERNATIONAL, INC ....          8
    165,800(degree)CDW COMPUTER CENTERS, INC ........     15,906
    151,500(degree)COLDWATER CREEK, INC .............      2,083
    932,800(degree)CORPORATE EXPRESS, INC ...........      4,839
  3,699,151      CVS CORP ...........................    203,453
        800(degree)DELIA*S, INC .....................         10
    215,700(degree)DUANE READE, INC .................      8,304
     96,827      ENESCO GROUP, INC ..................      2,251
     13,335      FINGERHUT COS, INC .................        206
      1,900(degree)FINLAY ENTERPRISES, INC ..........         19
    169,100(degree)GARDEN RIDGE CORP ................      1,532
     77,200(degree)GENESIS DIRECT, INC ..............        603
      3,200      GENOVESE DRUG STORES, INC (CLASS A)          91
    205,100(degree)GLOBAL DIRECTMAIL CORP ...........      4,794
  1,955,037      GREAT UNIVERSAL STORES PLC .........     20,606
    228,378      HANCOCK FABRICS, INC ...............      1,913
    381,274(degree)HANOVER DIRECT, INC ..............      1,311
    298,100(degree)INSIGHT ENTERPRISES, INC .........     15,166
     83,041(degree)JO-ANN STORES, INC (CLASS A) .....      1,339
    237,800(degree)JO-ANN STORES, INC (CLASS B) .....      3,299
    236,100x(degree)JUMBOSPORTS, INC ................         30
    215,764(degree)LANDS END, INC ...................      5,812
        698      LONGS DRUG STORES CORP .............         26
    412,200(degree)MICHAELS STORES, INC .............      7,458
    559,600(degree)MICRO WAREHOUSE, INC .............     18,921
        483(degree)MSC INDUSTRIAL DIRECT CO (CLASS A)         11
    106,611(degree)NATIONAL MEDIA CORP ..............      1,139
  1,029,770      NEXT PLC ...........................      8,464
         48(degree)NISSEN CO LTD ....................          0
  1,546,698(degree)OFFICE DEPOT, INC ................     57,131
        800(degree)OFFICEMAX, INC ...................         10
  1,455,500      OMNICARE, INC ......................     50,579
     11,624      OPSM PROTECTOR LTD .................         24
     74,300(degree)PARTY CITY CORP ..................      1,073
    187,600(degree)PETCO ANIMAL SUPPLIES, INC .......      1,888
    299,900(degree)PETSMART, INC ....................      3,299
     96,000      PLAYMATES TOYS HOLDINGS LTD ........          4
  1,015,043      RITE AID CORP ......................     50,308
 19,790,000(degree)SA SA INTERNATIONAL HOLDINGS LTD .      1,405
     25,800(degree)SCHEIN (HENRY), INC ..............      1,155
  2,757,752(degree)STAPLES, INC .....................    120,479
    330,195(degree)STELUX HOLDINGS INTERNATIONAL LTD          10
    803,900(degree)SUNGLASS HUT INTERNATIONAL, INC ..      5,627
    100,900(degree)THE SPORTS AUTHORITY, INC ........        530
    221,288      TIFFANY & CO .......................     11,479
  3,241,141(degree)TOYS R US, INC ...................     54,694
    112,989(degree)U.S. OFFICE PRODUCTS CO ..........        438
  2,925,296      WALGREEN CO ........................    171,313
    616,197(degree)ZALE CORP ........................     19,872
                                                      ----------
                                                         966,128
                                                      ----------
 MOTION PICTURES--0.44%
     27,550(degree)AMC ENTERTAINMENT, INC ...........        580
 16,164,236      DISNEY (WALT) CO ...................    484,927
     22,731(degree)GC COS, INC ......................        946
    194,800(degree)HOLLYWOOD ENTERTAINMENT CORP .....      5,308
     55,200(degree)KING WORLD PRODUCTIONS, INC ......      1,625
    131,200(degree)METRO-GOLDWYN-MAYER, INC .........      1,730
    458,200(degree)METROMEDIA INTERNATIONAL GROUP, INC     2,491
      2,400(degree)MOVIE GALLERY, INC ...............         17
        800(degree)ON COMMAND CORP ..................          7
        180      PATHE S.A. .........................         50
      2,900(degree)PIXAR, INC .......................        102
    368,433      RANK GROUP PLC .....................      1,419
    107,080(degree)SPELLING ENTERTAINMENT GROUP, INC         803
     53,000      TOEI CO ............................        157
     64,600      TOHO CO LTD ........................      8,865
                                                      ----------
                                                         509,027
                                                      ----------
 NONDEPOSITORY INSTITUTIONS--1.92%
      4,300      AAMES FINANCIAL CORP ...............         14
    643,300      ACOM CO LTD ........................     41,404
      4,444      ADVANTA CORP (CLASS A) .............         59
    105,597      ADVANTA CORP (CLASS B) .............      1,168
     22,700      AIFUL CORP .........................      1,381
      2,340      ALLIED CAPITAL CORP ................         41
  3,391,117      AMERICAN EXPRESS CO ................    346,742
  1,191,620(degree)AMERICREDIT CORP .................     16,459
     16,800(degree)AMRESCO, INC .....................        147
    394,581(degree)ARCADIA FINANCIAL LTD ............      1,430
  7,492,094      ASSOCIATES FIRST CAPITAL CORP ......    317,477
    410,921      CAPITAL ONE FINANCIAL CORP .........     47,256
     38,152      CHARTER MUNICIPAL MORTGAGE
                  ACCEPTANCE ........................        463
  2,319,500      CIT GROUP, INC (CLASS A) ...........     73,789
     99,400x(degree)CITYSCAPE FINANCIAL CORP ........          1
     34,200      CONNING CORP .......................        710
      4,000(degree)CONTIFINANCIAL CORP ..............         29
     37,900      CORPORACION FINANCIERE ALBA S.A. ...      6,339
    102,566      COUNTRYWIDE CREDIT INDUSTRIES, INC .      5,148
    290,500(degree)CREDIT ACCEPTANCE CORP ...........      2,124
    174,043      CREDIT SAISON CO LTD ...............      4,297
        579(degree)DELTA FINANCIAL CORP .............          3
     10,000      DIAMOND LEASE CO LTD ...............         72
    372,700      DORAL FINANCIAL CORP ...............      8,246
  7,594,734      FEDERAL NATIONAL MORTGAGE ASSOCIATION   562,010
      7,400(degree)FINANCIAL FEDERAL CORP ...........        183
    103,900      FINOVA GROUP, INC ..................      5,604
      3,700(degree)FIRST SIERRA FINANCIAL, INC ......         45
    400,912(degree)FIRSTPLUS FINANCIAL GROUP, INC ...      1,103
  1,175,850      FIRSTRAND LTD ......................      1,283
    179,500(degree)FRANCHISE MORTGAGE ACCEPTANCE CO .      1,391
  5,306,664      FREDDIE MAC ........................    341,948
     15,740      FUND AMERICAN ENTERPRISES HOLDINGS, INC   2,205
  4,709,430      HALIFAX PLC ........................     66,837
     61,600(degree)HEADLANDS MORTGAGE CO ............      1,290
        700(degree)HEALTHCARE FINANCIAL PARTNERS, INC         28
      1,800      HELLER FINANCIAL, INC ..............         53
     89,000(degree)HITACHI CREDIT CORP ..............      1,980
  2,386,289      HOUSEHOLD INTERNATIONAL, INC .......     94,557
     26,400(degree)IMC MORTGAGE CO ..................          7
     17,300(degree)IMPERIAL CREDIT INDUSTRIES, INC ..        145
  2,723,029      ING GROEP NV .......................    166,136
    219,000      IRISH PERMANENT PLC ................      3,298
    114,000      JACCS CO ...........................        515
    105,300(degree)LEUCADIA NATIONAL CORP ...........      3,317
    286,200(degree)LONG BEACH FINANCIAL CORP ........      2,147

                       See notes to financial statements.

                                                         VALUE
  SHARES                                                 (000)
  ------                                                --------
 NONDEPOSITORY INSTITUTIONS--(CONTINUED)
      1,100      MEDALLION FINANCIAL CORP ...........   $     16
    892,550      MEDIOBANCA S.P.A. ..................     12,422
      7,056      MERCAPITAL S.A. ....................         70
  1,212,400x(degree)MERCURY FINANCE CO ..............         55
    316,033      METRIS COS, INC ....................     15,900
     80,400(degree)NICHIEI CO LTD (KYOTO) ...........      6,415
  1,025,000      NIPPON SHINPAN CO LTD ..............      2,017
      6,702(degree)OMEGA WORLDWIDE, INC .............         29
     88,000      ORIX CORP ..........................      6,584
      2,647      PACIFIC CREST CAPITAL, INC .........         39
     76,000      POWER FINANCIAL CORP ...............      1,682
    565,754      PROVIDENT FINANCIAL PLC ............      8,331
    359,800      RESOURCE AMERICA, INC (CLASS A) ....      3,261
      1,325      RESOURCE BANCSHARES MORTGAGE
                  GROUP, INC ........................         22
    596,586      SCHROEDERS LTD .....................     10,889
     47,600      SHOHKOH FUND & CO ..................     15,360
      4,292      SIRROM CAPITAL CORP ................         21
    388,640      SLM HOLDINGS CORP ..................     18,655
    132,800x(degree)SOUTHERN PACIFIC FUNDING CORP ...         11
     12,800      STUDENT LOAN CORP ..................        574
    738,000(degree)UNICAPITAL CORP ..................      5,443
      7,800      UNITED COS FINANCIAL CORP ..........         26
     25,300(degree)WFS FINANCIAL, INC ...............        158
                                                      ----------
                                                       2,238,861
                                                      ----------
 NONMETALLIC MINERALS, EXCEPT FUELS--0.08%
    142,050      AMCOL INTERNATIONAL CORP ...........      1,403
    977,842      ASHTON MINING LTD ..................        492
        679      CALMAT CO ..........................         21
     42,000(degree)GOLDEN PLUS HOLDINGS BERHAD ......          9
     14,600      JOHNS MANVILLE CORP ................        240
    781,263      MARTIN MARIETTA MATERIALS, INC .....     48,585
      8,476      POTASH CORP OF SASKATCHEWAN, INC ...        541
    166,500      POTASH CORP OF SASKATCHEWAN, INC (U.S.)  10,677
    257,700      VULCAN MATERIALS CO ................     33,904
                                                      ----------
                                                          95,872
                                                      ----------
 OIL AND GAS EXTRACTION--0.73%
    212,500      ALBERTA ENERGY LTD .................      4,565
  1,335,028      ANADARKO PETROLEUM CORP ............     41,219
     14,444(degree)ANDERSON EXPLORATION LTD .........        131
  3,775,488      APACHE CORP ........................     95,567
     13,200(degree)ATWOOD OCEANICS, INC .............        224
    119,364(degree)BELCO OIL & GAS CORP .............        664
        400(degree)BENTON OIL & GAS CO ..............          1
     72,424      BERRY PETROLEUM CO (CLASS A) .......      1,028
     16,270(degree)BJ SERVICES CO ...................        254
     21,700(degree)BJ SERVICES CO WTS 04/13/00 ......        180
  3,504,500      BRITISH-BORNEO OIL & GAS PLC .......      5,831
      1,600(degree)BROWN (TOM), INC .................         16
      1,848(degree)BUMI ARMADA BERHAD ...............          1
  4,118,347      BURLINGTON RESOURCES, INC ..........    147,488
    309,100      CABOT OIL & GAS CORP (CLASS A) .....      4,637
     81,900(degree)CAL DIVE INTERNATIONAL, INC ......      1,699
    148,800(degree)CANADIAN HUNTER EXPLORATION, INC .        969
    338,794(degree)CANADIAN NATURAL RESOURCES LTD ...      5,073
    182,713      CANADIAN OCCIDENTAL PETROLEUM LTD ..      1,891
     16,500      CHESAPEAKE ENERGY CORP .............         14
     49,900      COFLEXIP S.A. ......................      3,386
     64,800(degree)COHO ENERGY, INC .................        182
        520      CORNERSTONE PROPANE PARTNERS LP ....          9
      1,250      CROSS TIMBERS OIL CO ...............          9
    473,500      DEVON ENERGY CORP ..................     14,531
    910,200      DIAMOND OFFSHORE DRILLING, INC .....     21,560
    102,727(degree)EEX CORP .........................        719
    741,100      ENRON OIL & GAS CO .................     12,784
  2,990,735      ENSCO INTERNATIONAL, INC ...........     31,963
    469,480(degree)EQUITY OIL CO ....................        455
  1,470,523      FLETCHER CHALLENGE LTD (ENERGY DIVISION)  2,797
    226,200(degree)FORCENERGY GAS EXPLORATION, INC           594
    340,734(degree)FOREST OIL CORP ..................      2,896
    204,400(degree)FRIEDE GOLDMAN INTERNATIONAL, INC       2,325
      1,580(degree)GEOPHYSIQUE (COMPAGNIE GENERALE DE)        92
    433,900(degree)GLOBAL INDUSTRIES LTD ............      2,658
     56,800(degree)GLOBAL MARINE, INC ...............        522
  1,455,900(degree)GREY WOLF, INC ...................      1,183
    106,600      GULF CANADA RESOURCES LTD ..........        311
  2,030,192      HALLIBURTON CO .....................     60,144
    146,000(degree)HANOVER COMPRESSOR CO ............      3,750
     11,797(degree)HARKEN ENERGY CORP ...............         23
    864,749      HELMERICH & PAYNE, INC .............     16,755
    136,937(degree)HOUSTON EXPLORATION CO ...........      2,722
     65,661(degree)HS RESOURCES, INC ................        497
    308,500      IHC CALAND NV ......................     12,822
  1,123,364      IMPERIAL OIL LTD ...................     17,955
    418,510      KCS ENERGY, INC ....................      1,282
  1,116,573      KERR-MCGEE CORP ....................     42,709
        419(degree)KEY ENERGY SERVICES, INC .........          2
     47,591      KONINKLIJKE PAKHOED HOLDINGS NV ....      1,202
  2,128,272      LONDON & SCOTTISH MARINE OIL PLC ...      3,541
      1,700(degree)LOUIS DREYFUS NATURAL GAS CORP ...         24
    866,700(degree)MARINE DRILLING CO, INC ..........      6,663
     29,729(degree)MCMORAN EXPLORATION CO ...........        405
      5,000(degree)MERIDIAN RESOURCE CORP ...........         16
     25,011      MITCHELL ENERGY & DEVELOPMENT CORP
                  (CLASS A) .........................        286
    209,500      MITCHELL ENERGY & DEVELOPMENT CORP
                  (CLASS B) .........................      2,435
      2,100(degree)NABORS INDUSTRIES, INC ...........         28
    196,300(degree)NEW HORIZONS WORLDWIDE, INC ......      4,539
      1,500(degree)NEWFIELD EXPLORATION CO ..........         31
     11,100      NOBLE AFFILIATES, INC ..............        273
    160,779(degree)NOBLE DRILLING CORP ..............      2,080
    521,016      NOVUS PETROLEUM LTD ................        415
        300(degree)NUEVO ENERGY CO ..................          3
      3,000(degree)NUMAC ENERGY, INC ................          7
    418,747      OCCIDENTAL PETROLEUM CORP ..........      7,066
     73,910(degree)OCEAN ENERGY, INC ................        467
    379,900(degree)OCEANEERING INTERNATIONAL, INC ...      5,699
        500(degree)OCELOT ENERGY, INC (CLASS B) .....          1
        900(degree)OMNI ENERGY SERVICES CORP ........          4
     29,525      OMV AKTIENGESELLS AG. ..............      2,784
         47(degree)ORYX ENERGY CO ...................          1
  1,000,886(degree)PARKER DRILLING CO ...............      3,190
    183,500(degree)PATTERSON ENERGY, INC ............        745
     46,200      PENN VIRGINIA CORP .................        849
    379,400(degree)PETROLEUM GEO-SERVICES AS ........      4,830
  1,128,300      PIONEER NATURAL RESOURCES CO .......      9,873
    527,400(degree)POCO PETROLEUM LTD ...............      4,395
        600      POGO PRODUCING CO ..................          8
    347,669(degree)POOL ENERGY SERVICES CO ..........      3,759
      1,000(degree)PRIDE INTERNATIONAL, INC .........          7
     71,137      PRIMAGAZ CIE .......................      6,749
  1,492,378(degree)R & B FALCON CORP ................     11,379
     31,100(degree)RANGE RESOURCES CORP .............        107
     26,800(degree)RANGER OIL LTD ...................        119
    398,250(degree)RENAISSANCE ENERGY LTD ...........      4,524
    325,900(degree)RIGEL ENERGY CORP ................      2,122
  1,398,468(degree)ROWAN COS, INC ...................     13,985
    601,244      RPC, INC ...........................      4,434
        900(degree)RUTHERFORD-MORAN OIL CORP ........          3
      4,310(degree)SANTA FE ENERGY RESOURCES, INC ...         32
      9,800      SANTA FE INTERNATIONAL CORP ........        143
    721,622      SCHLUMBERGER LTD ...................     33,285
    172,200(degree)SEITEL, INC ......................      2,142
         50(degree)SERVAL GROWTH FUND TRUST (UNITS) .          0
  2,393,828      SMEDVIG AS SERIES A ................     20,108

                       See notes to financial statements.

                                                         VALUE
  SHARES                                                 (000)
  ------                                                --------
 OIL AND GAS EXTRACTION--(CONTINUED)
      1,200      SNYDER OIL CORP ....................   $     16
    109,100      ST. MARY LAND & EXPLORATION CO            2,018
        800(degree)STONE ENERGY CORP ................         23
    123,500(degree)SUPERIOR ENERGY SERVICES, INC ....        351
      2,400(degree)SWIFT ENERGY CO ..................         18
     87,276(degree)SYNTROLEUM CORP ..................        540
    137,815(degree)TALISMAN ENERGY, INC .............      2,418
      6,660      TECHNIP S.A. .......................        627
    123,900(degree)TITAN EXPLORATION, INC ...........        813
    642,069      TOTAL S.A. .........................     65,055
    153,554(degree)TRANSMONTAIGNE, INC ..............      2,323
    835,700      TRANSOCEAN OFFSHORE, INC ...........     22,407
      6,623(degree)TRANSTEXAS GAS CORP ..............         17
        635(degree)TRITON ENERGY LTD ................          5
      2,800(degree)TUBOSCOPE, INC ...................         23
    360,000(degree)TULLOW OIL PLC ...................        295
  1,977,091      UNION PACIFIC RESOURCES GROUP, INC .     17,917
      4,900(degree)UNIT CORP ........................         21
     68,300(degree)UTI ENERGY CORP ..................        495
     64,700      VASTAR RESOURCES, INC ..............      2,794
        800(degree)VERITAS DGC, INC .................         10
      1,800      VINTAGE PETROLEUM, INC .............         16
     42,550(degree)WEATHERFORD INTERNATIONAL ........        824
    102,338      WISER OIL CO .......................        205
                                                      ----------
                                                         853,078
                                                      ----------
 PAPER AND ALLIED PRODUCTS--0.80%
    295,100      ABITIBI CONSOLIDATED, INC ..........      2,728
    152,847(degree)ACX TECHNOLOGIES, INC ............      2,025
    704,383      AMCOR LTD ..........................      3,013
     14,309(degree)AMERICAN PAD & PAPER CO ..........         22
  2,296,579      ARJO WIGGINS APPLETON PLC ..........      4,222
  2,540,000(degree)ASIA PULP & PAPER CO LTD ADR .....     20,796
     31,711      AVERY DENNISON CORP ................      1,429
    136,500      BEMIS, INC .........................      5,178
  2,524,000      BERJAYA GROUP BERHAD ...............        377
    558,732      BOISE CASCADE CORP .................     17,321
      8,896      BOWATER, INC .......................        369
    342,427(degree)BUCKEYE TECHNOLOGIES, INC ........      5,115
    123,880      BUHRMANN NV ........................      2,218
    369,300      CARAUSTAR INDUSTRIES, INC ..........     10,548
    195,370      CARTIERE BURGO S.P.A. ..............      1,259
    832,390      CHAMPION INTERNATIONAL CORP ........     33,712
    589,364      CONSOLIDATED PAPERS, INC ...........     16,208
      3,305(degree)CROWN VANTAGE, INC ...............          7
    568,052      DE LA RUE CO PLC ...................      1,952
    316,200      DOMTAR, INC ........................      1,822
     10,580      DOMTAR, INC (U.S.) .................         62
     39,300      DONOHUE, INC (CLASS A) .............        750
    477,680(degree)EARTHSHELL CORP ..................      5,702
  2,747,846      FLETCHER CHALLENGE LTD (PAPER DIVISION)   1,844
  2,192,596      FORT JAMES CORP ....................     87,704
    874,888(degree)GAYLORD CONTAINER CO .............      5,359
    401,548      GLATFELTER (P.H.) CO ...............      4,969
     43,300      GREIF BROTHERS CORP (CLASS A) ......      1,264
  1,356,722      INTERNATIONAL PAPER CO .............     60,798
     16,199(degree)INVESTIMENTOS PARTICIPACOES (BABY SHS)    169
     24,300      INVESTIMENTOS PARTICIPACOES E GESTAO        256
    240,800(degree)IVEX PACKAGING CORP ..............      5,599
  2,063,800(degree)JEFFERSON SMURFIT GROUP PLC ......      3,723
  4,291,948      KIMBERLY CLARK CORP ................    233,911
    386,500      KIMBERLY CLARK DE MEXICO S.A. DE
                  CV SERIES A .......................      1,233
        900(degree)KORSNAS AB SERIES A ..............         12
    424,100      LONGVIEW FIBRE CO ..................      4,904
      1,761(degree)MAIL-WELL, INC ...................         20
     50,800(degree)MAYR-MELNHOF KARTON AG. ..........      2,376
  1,650,932      MEAD CORP ..........................     48,393
    281,400(degree)METSA SERLA OYJ SERIES B .........      2,306
  1,249,000      MITSUBISHI PAPER MILLS LTD .........      2,558
    151,000      NAMPAK LTD .........................        230
    259,507(degree)NEXFOR, INC ......................      1,022
    992,000      NGK INSULATORS LTD .................     12,813
  1,338,000      NIPPON PAPER INDUSTRIES CO .........      6,097
     38,500      NORSKE SKOGINDUSTRIER SERIES A .....      1,122
      2,400      NORSKE SKOGINDUSTRIER SERIES B .....         60
  2,474,334      OJI PAPER CO LTD ...................     12,876
      1,000(degree)PLAYTEX PRODUCTS, INC ............         16
    117,519      PORTUCEL INDUSTRIA EMPRESA .........        771
        459      POTLATCH CORP ......................         17
    345,864(degree)RENO DE MEDICI S.P.A. ............      1,091
      7,000(degree)REPAP ENTERPRISES, INC ...........          0
     85,314      REPUBLIC GROUP, INC ................      1,712
  1,368,111      REXAM PLC ..........................      3,858
     88,000      ROCK-TENN CO (CLASS A) .............      1,491
     53,879      SAPPI LTD ..........................        208
    857,740      SCA AB SERIES B ....................     18,730
    238,056      SCHWEITZER-MAUDUIT INTERNATIONAL, INC     3,675
     88,000(degree)SETTSU CORP ......................         37
    346,314(degree)SHOREWOOD PACKAGING CORP .........      7,099
  1,979,079      SMURFIT (JEFFERSON) GROUP PLC ......      3,556
  9,524,422(degree)SMURFIT-STONE CONTAINER CORP .....    150,605
    607,921      SONOCO PRODUCTS CO .................     18,010
    228,100      ST. JOE CORP .......................      5,346
    130,000      STORA KOPPARBERG BERGSLAGS
                  SERIES A FREE .....................      1,427
    335,101      STORA KOPPARBERG BERGSLAGS
                  SERIES B FREE .....................      3,721
      5,314      TEMPLE-INLAND, INC .................        315
    224,800      UNI CHARM CORP .....................     10,562
     80,400      UNION CAMP CORP ....................      5,427
    841,200      UPM-KYMMENE OY .....................     23,591
    621,432      WAUSAU-MOSINEE PAPER CORP ..........     10,992
    676,821      WESTVACO CORP ......................     18,147
     70,472      WILLAMETTE INDUSTRIES, INC .........      2,361
                                                      ----------
                                                         931,218
                                                      ----------
 PERSONAL SERVICES--0.09%
      1,195      ANGELICA CORP ......................         22
  1,102,200      BLOCK (H&R), INC ...................     49,599
      1,100(degree)CARRIAGE SERVICES, INC (CLASS A) .         31
     39,600      CINTAS CORP ........................      2,789
      3,400(degree)COINMACH LAUNDRY CORP ............         44
    125,187      CPI CORP ...........................      3,317
        800(degree)EQUITY CORP INTERNATIONAL ........         21
    149,600      G & K SERVICES, INC (CLASS A) ......      7,966
     78,200      REGIS CORP .........................      3,128
    825,731      SERVICE CORP INTERNATIONAL .........     31,429
     98,061      UNIFIRST CORP ......................      2,237
     15,600      UNITOG CO ..........................        449
                                                      ----------
                                                         101,032
                                                      ----------
 PETROLEUM AND COAL PRODUCTS--4.19%
  1,053,100      AMERADA HESS CORP ..................     52,392
  6,543,622      AMOCO CORP .........................    386,074
     29,200      ARABIAN OIL CO LTD .................        376
  1,142,387      ASHLAND, INC .......................     55,263
  1,757,930      ATLANTIC RICHFIELD CO ..............    114,705
  9,857,334      BG PLC .............................     62,199
 16,101,986      BRITISH PETROLEUM CO PLC ...........    240,445
        200      BRITISH PETROLEUM CO PLC ADR .......         19
  5,587,164      BROKEN HILL PROPRIETARY CO LTD .....     41,191
     18,031      BURMAH CASTROL PLC .................        258
  4,958,053      CHEVRON CORP .......................    411,209
  2,459,000      COSMO OIL CO LTD ...................      3,728
    193,800      ELCOR CORP .........................      6,262
    749,732      ELF AQUITANE S.A. ..................     86,701

                       See notes to financial statements.

                                                         VALUE
  SHARES                                                 (000)
  ------                                                --------
 PETROLEUM AND COAL PRODUCTS--(CONTINUED)
 29,240,680      ENTE NAZIONALE IDROCARBURI S.P.A. ..   $191,501
      3,000(degree)ESSO MALAYSIA BERHAD .............          2
 21,099,888      EXXON CORP .........................  1,542,929
     81,647(degree)FRONTIER OIL CORP ................        403
    273,900#(degree)HEIZER CORP (LIQUIDATING TRUST) .         45
        857      HOLLY CORP .........................         14
     45,000      JAPAN ENERGY CORP ..................         43
     15,000      KANTO NATURAL GAS DEVELOPMENT CO LTD         80
  1,714,000(degree)MITSUBISHI OIL CO LTD ............      3,024
  7,781,241      MOBIL CORP .........................    677,941
    488,880      MURPHY OIL CORP ....................     20,166
  2,819,200      NIPPON OIL CO LTD ..................      9,847
    255,478      NORSK HYDRO AS .....................      8,618
    767,000      PENNZENERGY CO .....................     12,512
    799,651(degree)PENNZOIL-QUAKER STATE CO .........     11,845
     93,000      PETRO-CANADA (NON-RESIDENT) ........        984
    400,800      PETRO-CANADA (VARIABLE-VOTE) .......      4,240
     37,307      PETROFINA S.A. .....................     17,104
      2,532(degree)PETROFINA S.A. WTS 08/05/03 ......         19
  2,175,317      PHILLIPS PETROLEUM CO ..............     92,723
    763,174      REPSOL S.A. ........................     40,772
  5,728,870      ROYAL DUTCH PETROLEUM CO ...........    285,421
  2,688,017      SANTOS LTD .........................      7,222
    210,884      SASOL LTD ..........................        798
    427,000      SHELL REFINERY BERHAD ..............        315
    216,900      SUNCOR ENERGY, INC .................      6,496
  1,136,742      SUNOCO, INC ........................     40,994
    132,000      TEIKOKU OIL CO LTD .................        392
      1,781(degree)TESORO PETROLEUM CORP ............         22
  3,910,526      TEXACO, INC ........................    206,769
      1,000      TONEN CORP .........................          6
  2,709,225      TOSCO CORP .........................     70,101
  1,598,999      ULTRAMAR DIAMOND SHAMROCK CORP .....     38,776
  2,415,032      UNOCAL CORP ........................     70,489
  1,230,921      USX-MARATHON GROUP, INC ............     37,081
    335,900      VALERO ENERGY CORP .................      7,138
    204,100      WD-40 CO ...........................      5,842
    293,100      WOODSIDE PETROLEUM LTD .............      1,312
     82,000      YPF SOCIEDAD ANONIMA (CLASS D) .....      2,294
    107,100      YPF SOCIEDAD ANONIMA (CLASS D) ADR .      2,992
                                                      ----------
                                                       4,880,094
                                                      ----------
 PIPELINES, EXCEPT NATURAL GAS--0.01%
    190,980      ENBRIDGE, INC ......................      8,766
     79,588      ENBRIDGE, INC (U.S.) ...............      3,656
        600      KINDER MORGAN ENERGY PARTNERS LP ...         22
                                                      ----------
                                                          12,444
                                                      ----------
 PRIMARY METAL INDUSTRIES--0.45%
     12,650      ACERINOX S.A. ......................        295
     22,940(degree)ACME METALS, INC .................          7
    127,000(degree)AFC CABLE SYSTEMS, INC ...........      4,270
    104,400      AK STEEL HOLDINGS CORP .............      2,453
    405,900      ALCAN ALUMINIUM CO LTD .............     10,967
     75,900      ALCAN ALUMINIUM CO LTD (U.S.) ......      2,054
     36,100(degree)ALPINE GROUP, INC ................        542
    928,039      ALUMINUM CO OF AMERICA .............     69,197
  1,653,000      AMSTEEL CORP BERHAD ................        161
     84,000(degree)AMSTEEL CORP BERHAD WTS 05/19/00 .          3
     20,960      ANGLO AMERICAN INDUSTRIAL CORP .....        319
  1,485,600(degree)ARMCO, INC .......................      6,500
    650,135      ASARCO, INC ........................      9,793
  2,087,072      AUSTRALIAN NATIONAL INDUSTRIES LTD .      1,472
      3,342      BEKAERT S.A. .......................      1,664
      1,500      BELDEN, INC ........................         32
    946,521(degree)BETHLEHEM STEEL CORP .............      7,927
    457,200      BIRMINGHAM STEEL CORP ..............      1,915
      5,900      BRITISH STEEL PLC ..................          9
     41,700      BRUSH WELLMAN, INC .................        727
    188,376(degree)CABLE DESIGN TECHNOLOGIES CO .....      3,485
     71,122      CARPENTER TECHNOLOGY CORP ..........      2,414
     45,100      CENTURY ALUMINUM CO ................        426
     45,644(degree)CHASE INDUSTRIES, INC ............        476
    186,000(degree)CITATION CORP ....................      2,348
     39,800      CO STEEL, INC ......................        330
     75,100      COMMONWEALTH INDUSTRIES, INC .......        704
     53,500(degree)CURTISS WRIGHT CORP ..............      2,040
  1,533,000      DAIDO STEEL CO LTD .................      2,025
     99,400      DANIELI & CO .......................        723
    261,800      DOFASCO, INC .......................      3,341
    215,350(degree)ENCORE WIRE CORP .................      1,992
     50,666      ENGELHARD CORP .....................        988
     11,724(degree)ESSEX INTERNATIONAL, INC .........        406
      9,000      FLACK S.P.A. .......................         73
     72,900(degree)FOSTER (LB) CO (CLASS A) .........        483
     43,000(degree)FRIED. KRUPP AG. HOESCH KRUPP ....      5,809
    607,829      GENERAL CABLE CORP .................     12,460
    159,500      GENERAL HOUSEWARES CORP ............      1,914
     90,270      GERDAU METALURGICA S.A. ............          1
    101,200(degree)GIBRALTAR STEEL CORP .............      2,302
     52,000      GRANGES AB .........................        751
     54,820      HOOGOVENS NEN STAALIADRIEREN NV ....      1,519
      1,360      IMCO RECYCLING, INC ................         21
    308,237      INLAND STEEL INDUSTRIES, INC .......      5,201
    311,300      INTERMET CORP ......................      4,066
    461,888      ISCOR LTD ..........................         83
      1,000      IVACO, INC (CLASS A) ...............          2
    432,000(degree)JAPAN METALS & CHEMICALS CO ......        709
    654,000(degree)JAPAN STEEL WORKS LTD ............        812
     73,200(degree)KAISER ALUMINUN CORP .............        357
  5,360,000      KAWASAKI STEEL CORP ................      8,030
        859(degree)LONE STAR TECHNOLOGIES, INC ......          9
  1,666,300      LTV CORP ...........................      9,685
     44,600      MADECO S.A. ADR ....................        374
  1,068,020      MANNESMANN AG. .....................    122,473
     61,300      MATTHEWS INTERNATIONAL CORP (CLASS A)     1,931
     47,300(degree)MAVERICK TUBE CORP ...............        263
     49,762(degree)MAXXAM, INC ......................      2,855
      2,500(degree)METALS U.S.A., INC ...............         24
     58,000(degree)MITSUBISHI STEEL MANUFACTURING CO LTD      52
    447,300(degree)MUELLER INDUSTRIES, INC ..........      9,086
    451,450      NATIONAL IRON & STEEL MILLS LTD ....        495
    223,600      NATIONAL STEEL CORP (CLASS B) ......      1,593
     47,000      NIPPON DENKO CO LTD ................         69
 12,305,000      NIPPON STEEL CORP ..................     22,363
 11,112,200      NKK CORP ...........................      7,585
      9,046      NKT HOLDINGS AS ....................        569
     16,800(degree)NS GROUP, INC ....................         75
    359,300      NUCOR CORP .........................     15,540
     24,700(degree)OPTICAL CABLE CORP ...............        299
    359,700      OREGON STEEL MILLS, INC ............      4,271
    263,259      PECHINEY S.A. ......................      8,601
    310,750      PRECISION CAST PARTS CORP ..........     13,751
     39,909      PREUSSAG AKTIEGESELLSCHAFT AG. .....     18,042
     35,000(degree)PROMET BERHAD ....................          2
    184,829      QUANEX CORP ........................      4,170
    189,400(degree)RAUTARUUKKI SERIES K .............      1,231
    103,490      REYNOLDS METALS CO .................      5,453
     82,000      ROANOKE ELECTRIC STEEL CORP ........      1,204
     76,383      ROUGE INDUSTRIES, INC (CLASS A) ....        668
    168,500(degree)RTI INTERNATIONAL METALS .........      2,359
    643,101      SIDERCA S.A. (CLASS A) .............        734
     30,520#(degree)SILVERSTONE BERHAD ..............          0
     41,700(degree)SPECIAL METALS CORP ..............        373
      7,600(degree)STEEL DYNAMICS, INC ..............         89
     36,800      STELCO, INC (CLASS A) ..............        192
  5,651,000      SUMITOMO METAL INDUSTRIES LTD ......      6,463
    120,225      SUPERIOR TELECOM, INC ..............      5,681

                       See notes to financial statements.

                                                         VALUE
  SHARES                                                 (000)
  ------                                                --------
 PRIMARY METAL INDUSTRIES--(CONTINUED)
    118,050      SVENSKT STAL AB SERIES A (SSAB) ....   $  1,129
     49,350      SVENSKT STAL AB SERIES B ...........        472
     11,171      TEXAS INDUSTRIES, INC ..............        301
    140,040(degree)THYSSEN AG. ......................     25,988
      9,558      TITAN INTERNATIONAL, INC ...........         91
    304,300      TITANIUM METALS CORP ...............      2,587
    513,900      TOKYO STEEL MANUFACTURING CO LTD ...      2,579
    168,580      TRELLEBORG AB SERIES B FREE ........      1,373
     12,000      TREMONT CORP .......................        399
     53,340      USINOR .............................        592
  1,075,714      USX-US STEEL GROUP, INC ............     24,741
    163,100(degree)WHX CORP .........................      1,641
    195,700(degree)WOLVERINE TUBE, INC ..............      4,110
     76,212      WORTHINGTON INDUSTRIES, INC ........        953
                                                      ----------
                                                         522,178
                                                      ----------
 PRINTING AND PUBLISHING--1.33%
    170,345      AMERICAN BUSINESS PRODUCTS, INC ....      4,003
  1,088,000      AMERICAN GREETINGS CORP (CLASS A) ..     44,676
    197,597(degree)AMERICAN MEDIA, INC (CLASS A) ....      1,099
      1,400(degree)APPLIED GRAPHICS TECHNOLOGIES, INC         23
    492,200      BANTA CORP .........................     13,474
     87,300      BELO (A.H.) CORP SERIES A ..........      1,741
    351,800     #BELO (A.H.) CORP SERIES B ..........      7,014
    266,304(degree)BIG FLOWER HOLDINGS, INC .........      5,875
    583,740      BOWNE & CO, INC ....................     10,434
    207,800      CENTRAL NEWSPAPERS, INC (CLASS A) ..     14,845
     66,101      CLONDALKIN GROUP PLC (UNITS) .......        473
    185,900(degree)CONSOLIDATED GRAPHICS, INC .......     12,560
     31,692(degree)CSS INDUSTRIES, INC ..............        961
  1,757,662      DAI NIPPON PRINTING CO LTD .........     28,079
    125,700(degree)DAY RUNNER, INC ..................      1,823
  1,507,929      DELUXE CORP ........................     55,134
        700      DONNELLEY (R.R.) & SONS CO .........         31
     10,600      DOW JONES & CO, INC ................        510
    406,300     #DOW JONES & CO, INC (CLASS B) ......     19,553
  1,587,768(degree)ELSEVIER UTIGEVERSMIJ NV .........     22,251
      8,604      ENNIS BUSINESS FORMS, INC ..........         86
    207,925(degree)FRANKLIN COVEY CO ................      3,483
    161,000(degree)GAKKEN CO LTD ....................        186
  2,474,700      GANNETT CO, INC ....................    159,618
    271,800(degree)GIBSON GREETINGS, INC ............      3,228
     32,300(degree)GOLDEN BOOKS FAMILY ENTERTAINMENT,
                  INC ...............................         10
    492,495      HARLAND (JOHN H.) CO ...............      7,788
    593,100      HARTE-HANKS, INC ...................     16,903
      1,300      HOLLINGER INTERNATIONAL, INC .......         18
        600      HOUGHTON MIFFLIN CO ................         28
    443,100      INDEPENDENT NEWSPAPERS PLC .........      1,784
     45,638(degree)JOURNAL REGISTER CO ..............        685
      2,800      KNIGHT-RIDDER, INC .................        143
    419,900      LEE ENTERPRISES, INC ...............     13,227
     14,400     #LEE ENTERPRISES, INC (CLASS B) .....        454
    136,100x(degree)MARVEL ENTERTAINMENT GROUP, INC           20
      6,435      MCCLATCHY CO (CLASS A) .............        228
    301,331      MCGRAW HILL COS, INC ...............     30,698
     80,600(degree)MEDIA ARTS GROUP, INC ............      1,133
    311,246      MEDIA GENERAL, INC (CLASS A) .......     16,496
     41,400      MEREDITH CORP ......................      1,568
    320,900     #MEREDITH CORP (CLASS B) ............     12,154
     52,600      MERRILL CORP .......................      1,016
    199,900      MONDADORI (ARNOLDO) EDITORE S.P.A. .      2,649
     89,308      MOORE CORP LTD .....................        974
        854      MOORE CORP LTD (U.S.) ..............          9
     33,400      NASPERS LTD ........................        131
     82,800      NEW ENGLAND BUSINESS SERVICES, INC .      3,240
    299,000      NEW STRAITS TIMES PRESS BERHAD .....        147
    948,332      NEW YORK TIMES CO (CLASS A) ........     32,895
  7,581,813      NEWS CORP LTD ......................     50,134
    905,971      NEWS CORP LTD (SPONS ADR) ..........     22,366
    657,800      ORIENTAL PRESS GROUP ...............         64
  6,477,561      PEARSON PLC ........................    128,574
    245,419      PENTON MEDIA, INC ..................      4,970
    188,900(degree)PETERSEN COS, INC (CLASS A) ......      6,399
  1,057,922(degree)PRIMEDIA, INC ....................     12,431
        100      PULITZER PUBLISHING CO .............          9
     72,600      QUEBECOR PRINTING, INC .............      1,581
    138,800      QUEBECOR, INC (CLASS B) ............      2,973
     36,627      R.H. DONNELLEY CORP ................        533
     18,000      READER'S DIGEST ASSOCIATION, INC
                  (CLASS A) (NON-VOTE) ..............        453
  2,853,046(degree)REED INTERNATIONAL PLC ...........     22,310
    917,500      REYNOLDS & REYNOLDS CO (CLASS A) ...     21,045
      4,565      RURAL PRESS LTD ....................         14
      1,800      SCHAWK, INC (CLASS A) ..............         25
     75,000      SCHIBSTED ASA ......................        945
    701,400(degree)SCHOLASTIC CORP ..................     37,613
    329,465      SCRIPPS (E.W.) CO (CLASS A) ........     16,391
    511,846      SINGAPORE PRESS HOLDINGS LTD .......      5,584
  7,190,000      SOUTH CHINA MORNING POST ...........      3,689
    292,900      SOUTHAM, INC .......................      4,453
    145,900      STANDARD REGISTER, INC .............      4,514
      2,060      THOMAS NELSON, INC .................         28
  1,343,050      THOMSON CORP .......................     31,390
  6,240,730      TIME WARNER, INC ...................    387,315
     20,400      TIMES MIRROR CO SERIES A ...........      1,142
    742,859     #TIMES MIRROR CO SERIES C ...........     41,600
  1,223,000      TOPPAN PRINTING CO LTD .............     14,962
      7,100(degree)TOPPS, INC .......................         36
  1,194,652      TRIBUNE CO .........................     78,847
     41,000      WALLACE COMPUTER SERVICES, INC .....      1,081
     69,700      WASHINGTON POST CO (CLASS B) .......     40,282
     79,938      WILEY (JOHN) & SONS, INC (CLASS A) .      3,862
    107,593      WOLTERS KLUWER NV ..................     23,036
      5,367(degree)WORKFLOW MANAGEMENT, INC .........         36
    553,848(degree)WORLD COLOR PRESS, INC ...........     16,858
                                                      ----------
                                                       1,543,103
                                                      ----------
 RAILROAD TRANSPORTATION--0.43%
    600,726      BRAMBLES INDUSTRIES LTD ............     14,647
  4,285,694      BURLINGTON NORTHERN SANTA FE CORP ..    144,642
     53,000      CANADIAN NATIONAL RAILWAY CO .......      2,752
        528      CANADIAN NATIONAL RAILWAY CO (U.S.)          27
    593,700      CANADIAN PACIFIC LTD ...............     11,093
    131,700      CANADIAN PACIFIC LTD (U.S.) NEW ....      2,486
  2,138,472      CSX CORP ...........................     88,747
    153,501      FLORIDA EAST COAST INDUSTRIES, INC .      5,401
  2,530,639      HANKYU CORP ........................     11,128
     36,500      KANSAS CITY SOUTHERN INDUSTRIES, INC      1,795
    334,000      KEIHIN ELECTRIC EXPRESS RAILWAY ....      1,051
  3,337,203      KINKI NIPPON RAILWAY CO LTD ........     17,899
  2,516,875      NAGOYA RAILROAD CO LTD .............      9,148
    841,010      NANKAI ELECTRIC RAILWAY CO .........      4,242
  1,912,000      NIPPON EXPRESS CO LTD ..............     10,780
  1,536,436      NORFOLK SOUTHERN CORP ..............     48,686
    733,000      ODAKYU ELECTRIC RAILWAY CO LTD .....      2,567
    166,200      PROVIDENCE AND WORCESTER RAILROAD CO      2,078
  2,657,215      RAILTRACK GROUP PLC ................     69,455
    854,000      TOBU RAILWAY CO LTD ................      2,498
    983,431      UNION PACIFIC CORP .................     44,316
    434,500(degree)WISCONSIN CENTRAL TRANSIT CORP ...      7,468
                                                      ----------
                                                         502,906
                                                      ----------
 REAL ESTATE--0.26%
    422,400      ARDEN REALTY GROUP, INC ............      9,794
    108,700(degree)AVATAR HOLDINGS, INC .............      1,739
 51,072,000(degree)BEIJING NORTH STAR CO LTD SERIES H      8,174
    713,300(degree)BRITISH LAND PLC .................      5,305

                       See notes to financial statements.

                                                         VALUE
  SHARES                                                 (000)
  ------                                                --------
 REAL ESTATE--(CONTINUED)
     75,600      BROOKFIELD PROPERTIES CORP .........   $    925
    135,925(degree)CASTLE & COOKE, INC ..............      2,005
    340,250(degree)CATELLUS DEVELOPMENT CORP ........      4,870
    167,000(degree)CB RICHARD ELLIS SERVICES GROUP, INC    3,027
  5,151,508      CHEUNG KONG HOLDINGS LTD ...........     37,071
    615,551(degree)CHINESE ESTATES HOLDINGS WTS 11/24/99      27
    615,551(degree)CHINESE ESTATES HOLDINGS WTS 11/24/00      33
  2,448,313      CHINESE ESTATES LTD ................        357
  1,368,326      CITY DEVELOPMENT LTD ...............      5,929
    548,000      DAIWA KOSHO LEASE CO LTD ...........      2,254
  1,789,800      DBS LAND LTD .......................      2,636
     88,900      DILIGENTIA AB ......................        625
      2,089(degree)ECHELON INTERNATIONAL CORP .......         47
    105,273(degree)EVERGO CHINA HOLDINGS LTD ........          2
      1,600(degree)EXCEL LEGACY CORP ................          6
    387,600(degree)FAIRFIELD COMMUNITIES, INC .......      4,288
     28,000      FIRST CAPITAL CORP LTD .............         19
     62,400      FOREST CITY ENTERPRISES, INC (CLASS A)    1,638
  1,516,523      GENERAL PROPERTY TRUST .............      2,837
    479,000(degree)GENTRA, INC ......................        842
    979,638      GREAT PORTLAND ESTATES PLC .........      3,195
     99,156(degree)GRUBB & ELLIS CO .................        799
 23,175,000      GUANGZHOU INVESTMENT CO LTD. .......      2,303
    911,582      HAMMERSON PLC ......................      5,225
  2,271,500      HANG LUNG DEVELOPMENT CO LTD .......      2,434
  1,153,000      HENDERSON LAND DEVELOPMENT CO LTD ..      5,968
        240      HONG KONG LAND HOLDINGS LTD ........          0
    840,000      HONG LEONG PROPERTIES BERHAD .......        122
    590,449      HOPEWELL HOLDINGS NEW LTD ..........        322
  2,232,287      HYSAN DEVELOPMENT CO LTD ...........      3,328
    196,559(degree)HYSAN DEVELOPMENT CO LTD WTS 04/30/99       4
    183,744(degree)INSIGNIA FINANCIAL GROUP, INC ....      2,228
    102,391      IRSA S.A. ..........................        281
    149,600(degree)LASALLE PARTNERS, INC ............      4,404
     31,500      LION LAND BERHAD ...................          3
    413,060      LNR PROPERTY CORP ..................      8,235
  1,580,000      MALAYSIAN RESOURCES CORP BERHAD ....        402
    138,095      MEPC PLC ...........................        919
  1,534,900      METROPLEX BERHAD ...................        199
    130,737(degree)METROVACESA ......................      3,931
  2,435,000      MITSUBISHI ESTATE CO LTD ...........     21,867
  1,655,000      MITSUI FUDOSAN CO LTD ..............     12,544
    889,250      MULPHA INTERNATIONAL BERHAD ........         99
     92,000      MYCOM BERHAD .......................          9
  2,966,074      NEW WORLD DEVELOPMENT CO LTD .......      7,466
    288,000      PARKWAY HOLDINGS LTD ...............        513
     72,000      PETALING GARDEN BERHAD .............         38
     96,000      PRESTIGE PROPERTY HOLDINGS LTD .....          5
      2,369      PRICE ENTERPRISES, INC .............         13
     89,696(degree)RECKSON SERVICES INDUSTRIES, INC .        370
    593,800      ROUSE CO ...........................     16,330
    107,200(degree)ROYAL LEPAGE LTD .................        269
  1,021,800      SCHRODERS PROPERTY FUND ............      1,667
     17,700(degree)SECURITY CAPITAL GROUP, INC (CLASS B)     240
    500,000      SELANGOR PROPERTIES BERHAD .........        153
     39,002      SIMCO (REGD) .......................      3,540
  4,700,012      SINO LAND CO .......................      2,518
  1,406,618      SLOUGH ESTATES PLC .................      6,389
    517,300      STEWART ENTERPRISES, INC (CLASS A) .     11,510
  1,813,794      STOCKLAND TRUST GROUP (UNITS) ......      4,517
     88,077(degree)STOCKLAND TRUST GROUP (UNITS) NEW         212
  5,824,217      SUN HUNG KAI PROPERTIES LTD ........     42,475
  1,924,394      TAI CHEUNG HOLDINGS LTD ............        472
     74,400(degree)TAK WING INVESTMENT HOLDINGS LTD .          4
    744,000      TOKYO TATEMONO CO LTD ..............      1,273
    203,080(degree)TRAMMELL CROW CO .................      5,686
        637(degree)TRIZEC HAHN CORP WTS 07/25/99 ....          2
     32,260(degree)UNIBAIL S.A. .....................      4,707
  1,170,000      UNITED OVERSEAS LAND LTD ...........        794
    120,645(degree)URBIS S.A. .......................      1,877
    464,060(degree)VALLEHERMOSO S.A. ................      6,648
  3,066,151      WESTFIELD TRUST (UNITS) ............      6,771
                                                      ----------
                                                         299,730
                                                      ----------
 RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS--0.59%
     80,900      ADIDAS SALOMON AG. .................      8,791
      4,700(degree)AEP INDUSTRIES, INC ..............        102
    333,564      APTARGROUP, INC ....................      9,361
    604,184      ARMSTRONG WORLD INDUSTRIES, INC ....     36,440
        300      BANDAG, INC ........................         12
    119,300      BANDAG, INC (CLASS A) ..............      4,161
  2,617,895      BRIDGESTONE CORP ...................     59,529
    125,300      CARLISLE COS, INC ..................      6,469
  1,685,824(degree)CONTINENTAL AG. ..................     46,559
     13,200(degree)CONVERSE, INC ....................         31
        300      COOPER TIRE & RUBBER CO ............          6
    590,427      FIRST BRANDS CORP ..................     23,285
    154,300      FOAMEX INTERNATIONAL, INC ..........      1,909
      2,880      FORBO HOLDINGS AG. (REGD) ..........      1,258
    219,596      FURON CO ...........................      3,747
  1,319,850      GOODRICH (B.F.) CO .................     47,350
  1,491,452      GOODYEAR TIRE & RUBBER CO ..........     75,225
  1,450,200      ILLINOIS TOOL WORKS, INC ...........     84,112
    525,716      MICHELIN S.A. (CLASS B) ............     21,034
     89,750      MIRAI INDUSTRY CO LTD ..............        899
    129,176      MYERS INDUSTRIES, INC ..............      3,706
  1,123,000      NIKE, INC (CLASS B) ................     45,552
    123,000      OKAMATO INDUSTRIES, INC ............        277
  1,736,800      PACIFIC DUNLOP LTD .................      2,813
  4,612,849      PIRELLI S.P.A. .....................     14,811
  2,000,000      PIRELLI S.P.A. RISP ................      4,936
    787,823      PREMARK INTERNATIONAL, INC .........     27,278
        710(degree)REEBOK INTERNATIONAL LTD .........         11
    356,115      RUBBERMAID, INC ....................     11,195
  1,368,064(degree)SAFESKIN CORP ....................     33,005
    482,292(degree)SEALED AIR CORP ..................     24,627
  1,952,045      SOLUTIA, INC .......................     43,677
     92,600      SPARTECH CORP ......................      2,037
    155,100(degree)SYNETIC, INC .....................      6,824
    296,669      TREDEGAR INDUSTRIES, INC ...........      6,675
  1,496,700      TUPPERWARE CORP ....................     24,602
     83,387      WEST CO, INC .......................      2,976
     46,487      WYNNS INTERNATIONAL, INC ...........      1,029
        550      YOKOHAMA RUBBER CO LTD .............          1
     63,000(degree)YUE YUEN INDUSTRIAL HOLDINGS .....        120
                                                      ----------
                                                         686,432
                                                      ----------
 SECURITY AND COMMODITY BROKERS--0.91%
     30,375      ADVEST GROUP, INC ..................        562
    173,985(degree)AFFILIATED MANAGERS GROUP, INC ...      5,198
     36,200(degree)AMERITRADE HOLDINGS CORP (CLASS A)      1,140
  1,140,000(degree)AMVESCAP PLC .....................      8,844
  1,590,628      BEAR STEARNS COS, INC ..............     59,450
        400      DAIN RAUSCHER CORP .................         12
  5,535,000      DAIWA SECURITIES CO LTD ............     18,941
     83,600      DONALDSON, LUFKIN, & JENRETTE, INC .      3,428
     69,033      DUFF & PHELPS CREDIT RATING CO .....      3,784
      1,900(degree)E TRADE GROUP, INC ...............         89
    392,500      EATON VANCE CORP ...................      8,193
  2,029,592      EDWARDS (A.G.), INC ................     75,602
    537,692      EVEREN CAPITAL CORP ................     12,232
    106,600      FEDERATED INVESTMENTS, INC .........      1,932
    416,700      FRANKLIN RESOURCES, INC ............     13,334
    213,300      FREEDOM SECURITIES CORP ............      3,226
     84,700(degree)FRIEDMAN, BILLINGS, RAMSEY GROUP, INC     551
     31,900(degree)HAMBRECHT & QUIST GROUP ..........        724
     37,932      HONG LEONG CREDIT BERHAD ...........         19
      1,000(degree)INVESTMENT TECHNOLOGY GROUP, INC .         62

                       See notes to financial statements.

                                                         VALUE
  SHARES                                                 (000)
  ------                                                --------
 SECURITY AND COMMODITY BROKERS--(CONTINUED)
     21,939      INVESTORS FINANCIAL SERVICES CORP ..   $  1,308
  4,342,400      ITOCHU CORP ........................      8,392
    130,100      JEFFERIES GROUP, INC ...............      6,456
        474      JOHN NUVEEN CO (CLASS A) ...........         18
      1,132      LEGG MASON, INC ....................         36
  1,317,339      LEHMAN BROTHERS HOLDINGS, INC ......     58,045
  5,015,900      MARUBENI CORP ......................      8,627
  1,303,000(degree)MBF CAPITAL BERHAD ...............        205
  1,654,592      MERRILL LYNCH & CO, INC ............    110,444
  2,916,000      MITSUBISHI CORP ....................     16,803
  2,258,000      MITSUI & CO LTD ....................     12,631
    696,600      MORGAN KEEGAN, INC .................     13,105
  3,879,873      MORGAN STANLEY, DEAN WITTER, & CO ..    275,471
  3,000,000(degree)NIKKO SECURITIES CO LTD ..........      8,378
  5,275,000      NOMURA SECURITIES CO LTD ...........     46,062
    113,200(degree)OM GRUPPEN AB ....................      1,424
    781,702      PAINE WEBBER GROUP, INC ............     30,193
    517,000x(degree)PEREGRINE INVESTMENT HOLDINGS LTD        287
    181,406      PHOENIX INVESTMENT PARTNERS LTD ....      1,531
      8,118      PIONEER GROUP, INC .................        160
    721,400      PRICE (T. ROWE) ASSOCIATES, INC ....     24,708
    433,000(degree)RASHID HUSSAIN BERHAD ............        215
    981,456      RAYMOND JAMES FINANCIAL CORP .......     20,733
  2,928,036      SCHWAB (CHARLES) CORP ..............    164,519
     77,436      SOUTHWEST SECURITIES GROUP, INC ....      1,558
    390,000      TA ENTERPRISE BERHAD ...............         88
     19,000      UNITED ASSET MANAGEMENT CORP .......        494
    270,600      VALUE LINE, INC ....................     10,655
    335,029      WADDELL & REED FINANCIAL, INC (CLASS A)   7,936
    386,060      WADDELL & REED FINANCIAL, INC  (CLASS B)  8,976
  1,901,000x(degree)YAMAICHI SECURITIES CO LTD ......         34
                                                      ----------
                                                       1,056,815
                                                      ----------
 SOCIAL SERVICES--0.00%
     26,500(degree)BROOKDALE LIVING COMMUNITIES, INC         517
     62,300(degree)CAPITAL SENIOR LIVING CORP .......        868
     38,950(degree)RES-CARE, INC ....................        962
     73,200(degree)RWD TECHNOLOGIES, INC ............      1,583
      2,000(degree)SUNRISE ASSISTED LIVING, INC .....        104
                                                      ----------
                                                           4,034
                                                      ----------
 SPECIAL TRADE CONTRACTORS--0.04%
      3,500(degree)AMERICAN RESIDENTIAL SERVICES, INC         11
    326,600      APOGEE ENTERPRISES, INC ............      3,674
    129,200(degree)COMFORT SYSTEMS U.S.A., INC ......      2,309
    309,200(degree)GROUP MAINTENANCE AMERICA CORP ...      3,749
     72,900(degree)INTEGRATED ELECTRICAL SERVICES, INC     1,622
    833,000      KANDENKO CO LTD ....................      5,642
    705,000      KINDEN CORP ........................     10,737
    259,000      KYUNDENKO CO LTD ...................      1,754
      5,600(degree)LAYNE CHRISTENSEN CO .............         41
     77,100(degree)MATRIX SERVICE CO ................        366
    102,960      NIPPON KANZAI CO LTD ...............      1,561
     10,236(degree)NSC CORP .........................         10
      3,095x(degree)OMEGA ENVIRONMENTAL, INC ........          0
    185,217      SCHNEIDER S.A. .....................     11,240
        800(degree)SERVICE EXPERTS, INC .............         23
                                                      ----------
                                                          42,739
                                                      ----------
 STONE, CLAY, AND GLASS PRODUCTS--0.46%
     13,934      ADELAIDE BRIGHTON HOLDINGS LTD .....          7
      3,573      AKER RGI ASA .......................         32
     78,800      AKER RGI ASA SERIES A ..............        827
        400      AMERON INTERNATIONAL CORP ..........         15
  1,812,000      ASAHI GLASS CO LTD .................     11,261
     20,000      ASANO SLATE CO LTD .................         15
  5,989,055      BLUE CIRCLE INDUSTRIES PLC .........     30,890
  1,833,169      BORAL LTD ..........................      2,609
      8,997      BPB PLC ............................         32
      2,700      CARBO CERAMICS, INC ................         47
     37,700      CBR NV .............................      3,731
    353,600      CEMENTIR S.P.A. ....................        407
     98,750      CEMEX S.A. (CLASS B) ...............        248
     72,720      CEMEX S.A. DE CV-CPO ...............        157
      4,900      CENTEX CONSTRUCTION PRODUCTS, INC ..        199
    277,389      CIMENTOS DE PORTUGAL ...............      8,855
     26,116      CORCEMAR S.A. ......................        148
    751,588      CORNING, INC .......................     33,821
  1,442,998      CRH PLC ............................     24,561
         82      CRISTALERIA ESPANOLA S.A. ..........          6
         13(degree)CRISTALERIA ESPANOLA S.A. NEW ....          1
  2,021,663      CSR LTD ............................      4,948
    151,200(degree)DAL-TILE INTERNATIONAL, INC ......      1,569
    331,113(degree)DEPARTMENT 56, INC ...............     12,437
     10,131(degree)DUPONT PHOTOMASKS, INC ...........        430
    836,031      ENGLISH CHINA CLAYS PLC ............      2,302
     99,438      FLORIDA ROCK INDUSTRIES, INC .......      3,083
    152,100(degree)GIANT CEMENT HOLDINGS, INC .......      3,764
     11,088      GLAVERBEL S.A. .....................      1,469
         58      GLAVERBEL STRIP NPV (VVPR) .........          0
    600,000      GUJARAT AMBUJA CEMENTS .............      3,960
  1,931,751      HANSON PLC .........................     15,339
    150,670      HEIDELBERGER ZEMENT AG. ............     11,760
    851,930(degree)HEPWORTH PLC .....................      2,275
     11,621      HOLDERBANK FINANCIERE GLARUS AG. (BR)    13,757
      1,300      HOLDERBANK FINANCIERE GLARUS AG. (REGD)     326
    439,000(degree)HOYA CORP ........................     21,405
    196,000      HUME INDUSTRIES BERHAD .............        119
         19      IMETAL S.A. ........................          2
    685,000      INAX CORP ..........................      4,433
    793,720(degree)ITALCEMENTI S.P.A. ...............      8,760
     40,000      ITALCEMENTI S.P.A. (S/S) ...........        204
  1,625,715      JAMES HARDIE INDUSTRIES LTD ........      3,325
    203,000      KEDAH CEMENT HOLDINGS BERHAD .......         84
    515,360      LAFARGE CORP .......................     20,872
    379,802      LAFARGE S.A. (BR) ..................     36,102
     30,768     #LAFARGE S.A. (REGD) ................      2,925
        611      LAFARGE S.A. (SPANISH CERT) ........         52
     68,265      LIBBEY, INC ........................      1,975
        400      LONE STAR INDUSTRIES, INC ..........         15
    307,500      MALAYAN CEMENT BERHAD ..............         78
  1,364,000      MALAYAN UNITED INDUSTRIES BERHAD ...        207
    239,000      MALAYSIAN MOSAICS BERHAD ...........         57
    895,070      MARLEY PLC .........................      1,832
      1,000(degree)MIKASA, INC ......................         13
    116,418      MURRAY & ROBERTS HOLDINGS LTD ......         61
  1,326,406      NEWELL COS, INC ....................     54,714
  1,430,000      NIPPON SHEET GLASS CO LTD ..........      4,031
    185,000      NORITAKE CO LTD ....................        958
    928,158      OWENS CORNING CO ...................     32,892
    249,881(degree)OWENS ILLINOIS, INC ..............      7,653
    610,000      PAN-MALAYSIA CEMENT WORKS BERHAD ...        127
  3,396,305      PILKINGTON PLC .....................      3,362
  3,449,732      PIONEER INTERNATIONAL LTD ..........      7,300
    334,569      PORTLAND HOLDINGS LTD ..............         73
      2,100      PUERTO RICAN CEMENT CO, INC ........         73
    147,154      RUGBY GROUP PLC ....................        230
        469      EUROC INDUSTRIA AB SERIES A ........         17
    445,441      SOUTHDOWN, INC .....................     26,365
    256,880      ST. GOBAIN S.A. ....................     36,282
  1,709,000      SUMITOMO OSAKA CEMENT CO LTD .......      3,197
    626,200(degree)SUNGEI WAY HOLDINGS BERHAD .......        143
  2,635,200      TAIHEIYO CEMENT CORP ...............      6,611
  9,840,900      TARMAC PLC .........................     18,420
     51,500      TOTO LTD ...........................        414
    654,900      USG CORP ...........................     33,359
    396,000      VIDRALA S.A. .......................      4,611

                       See notes to financial statements.

                                                         VALUE
  SHARES                                                 (000)
  ------                                                --------
 STONE, CLAY, AND GLASS PRODUCTS--(CONTINUED)
      9,440      WIENERBERGER BAUSTOFF AG. ..........   $  1,879
                                                      ----------
                                                         540,520
                                                      ----------
 TEXTILE MILL PRODUCTS--0.12%
    300,228      ALBANY INTERNATIONAL CORP
                  (CLASS A) NEW .....................      5,686
  2,264,606      BBA GROUP PLC ......................     14,111
      1,875(degree)BURLINGTON INDUSTRIES, INC .......         21
     21,866      CHARGEURS S.A. .....................      1,210
  1,453,850      COATS VIYELLA PLC ..................        653
    252,949(degree)COLLINS & AIKMAN CORP ............        1,296
      7,246(degree)CONE MILLS CORP ..................         41
    331,130      COURTAULDS TEXTILES PLC ............        865
      2,300      CULP, INC ..........................         18
    167,610(degree)DAN RIVER, INC (CLASS A) .........      1,969
    107,838      FAB INDUSTRIES, INC ................      2,319
     15,375(degree)GALEY & LORD, INC ................        133
     49,635(degree)GUILFORD MILLS, INC ..............        828
    676,400      INTERFACE, INC (CLASS A) ...........      6,278
    382,000(degree)KANEBO LTD .......................        379
    979,000      KURABO INDUSTRIES LTD ..............      1,007
      2,500(degree)LENZING AG. ......................        156
    121,500      MARZOTTO & FIGLI S.P.A. ............      1,341
    482,000      MITSUBISHI RAYON CO LTD ............      1,320
    585,331(degree)MOHAWK INDUSTRIES, INC ...........     24,620
    896,000      NISSHINBO INDUSTRY, INC ............      3,130
    218,000(degree)POLYMER GROUP, INC ...............      2,166
      1,300(degree)QUAKER FABRIC CORP ...............          8
     15,000      RUSSELL CORP .......................        305
  1,568,200      SHAW INDUSTRIES, INC ...............     38,029
     49,173      SPRING INDUSTRIES, INC .............      2,038
      9,400      ST. JOHN KNITS, INC ................        244
  1,085,000      TOYOBO CO LTD ......................      1,404
     28,300(degree)TULTEX CORP ......................         25
    235,225      UNIFI, INC .........................      4,602
    194,000(degree)UNITIKA LTD ......................        134
    643,600(degree)WESTPOINT STEVENS, INC ...........     20,314
                                                      ----------
                                                         136,650
                                                      ----------
 TOBACCO PRODUCTS--0.97%
  3,039,696      BRITISH AMERICAN TOBACCO PLC .......     26,729
    173,638(degree)CONSOLIDATED CIGAR HOLDINGS, INC .      3,071
    285,357      FORTUNE BRANDS, INC ................      9,024
  2,950,000      GALLAHER GROUP PLC .................     20,001
     93,340(degree)GENERAL CIGAR HOLDINGS, INC (CLASS A)     811
  1,174,300      IMASCO LTD .........................     25,000
     24,928      NOBLEZA-PICCARDO S.A. (CLASS B) ....         85
 17,301,789      PHILIP MORRIS COS, INC .............    925,646
    215,000      R.J. REYNOLDS BERHAD ...............        170
    392,337      ROTHMANS HOLDINGS LTD ..............      2,816
    327,300      ROTHMANS OF PALL MALL BERHAD .......      1,350
    149,173      SEITA S.A. .........................      9,346
     63,878      SOUZA CRUZ S.A. ....................        412
  3,365,400      TABACALERA S.A. SERIES A (REGD) ....     85,028
    424,117      UST, INC ...........................     14,791
                                                      ----------
                                                       1,124,280
                                                      ----------
 TRANSPORTATION BY AIR--0.46%
    165,100(degree)AIR CANADA, INC ..................        661
    385,900      AIR NEW ZEALAND LTD (CLASS B) ......        608
    337,300      AIRBORNE FREIGHT CORP ..............     12,164
        913(degree)AIRNET SYSTEMS, INC ..............         13
     76,600(degree)AIRTRAN HOLDINGS, INC ............        201
      4,829(degree)ALASKA AIR GROUP, INC ............        214
  2,293,000(degree)ALITALIA S.P.A. ..................      8,482
      1,170(degree)ALL NIPPON AIRWAYS CO LTD ........          4
      1,980(degree)AMERICA WEST HOLDINGS CORP (CLASS B)       34
  1,775,663(degree)AMR CORP .........................    105,430
    722,898      ASA HOLDINGS, INC ..................     22,048
      1,400(degree)ATLANTIC COAST AIRLINES HOLDINGS .         35
    162,700(degree)ATLAS AIR, INC ...................      7,962
     25,584      AUSTRIAN AIRLINES/OEST LUFTV AG. ...        917
    270,688(degree)AVIALL, INC ......................      3,181
  1,781,328      BRITISH AIRPORT AUTHORITIES PLC ....     20,791
  3,933,613      BRITISH AIRWAYS PLC ................     26,523
        200(degree)CANADIAN AIRLINES CORP ...........          0
      4,000(degree)CANADIAN AIRLINES CORP WTS 04/22/99         0
  3,892,800      CATHAY PACIFIC AIRWAYS LTD .........      3,869
    874,500      COMAIR HOLDINGS, INC ...............     29,514
    586,700(degree)CONTINENTAL AIRLINES, INC (CLASS B)    19,654
  1,035,686      DELTA AIRLINES, INC ................     53,856
    709,990      DEUTSCHE LUFTHANSA AG. (REGD) ......     15,687
    552,181(degree)FDX CORP .........................     49,144
     22,367      FLUGHAFEN WIEN AG. .................      1,098
     21,800      HELICOPTER SERVICES GROUP ASA ......        103
     52,500      HONG KONG AIRCRAFT ENGINEERING CO LTD        72
  2,998,400(degree)JAPAN AIRLINES CO LTD ............      7,921
     30,800(degree)KITTY HAWK, INC ..................        339
    116,183      KLM (ROYAL DUTCH AIRLINES) NV ......      3,516
    692,000      MALAYSIAN AIRLINE SYSTEM BERHAD ....        265
    424,800(degree)MESA AIR GROUP, INC ..............      3,319
        259(degree)MIDWEST EXPRESS HOLDINGS, INC ....          7
    110,400      NALURI BERHAD ......................         16
     22,080(degree)MALAYSIAN HELICOPTER WTS 06/11/00           1
        600(degree)NORTHWEST AIRLINES CORP (CLASS A)          15
    321,900(degree)OFFSHORE LOGISTICS, INC ..........      3,823
    330,005      PITTSTON BAX GROUP .................      3,671
    303,000(degree)RYANAIR HOLDINGS PLC .............      2,169
    415,000(degree)RYANAIR HOLDINGS PLC ADR .........     15,666
    167,500      SAFMARINE & RENNIES HOLDINGS LTD ...        145
     34,100      SAIRGROUP ..........................      8,466
     56,388      SAS DANMARK AS .....................        638
     52,000      SAS NORGE ASA SERIES B .............        437
  1,047,000      SINGAPORE INTERNATIONAL AIRLINES LTD (FR) 7,678
      1,800      SKYWEST, INC .......................         59
  1,420,535      SOUTHWEST AIRLINES CO ..............     31,873
  2,876,200      SWIRE PACIFIC LTD (CLASS A) ........     12,882
      3,500(degree)TRANS WORLD AIRLINES, INC ........         17
    866,600(degree)U.S. AIRWAYS GROUP, INC ..........     45,063
         59(degree)UAL CORP .........................          4
                                                      ----------
                                                         530,255
                                                      ----------
 TRANSPORTATION EQUIPMENT--3.32%
      2,600(degree)AFTERMARKET TECHNOLOGY CORP ......         20
      6,000      AISIN SEIKI CO LTD .................         66
  9,507,429      ALLIED SIGNAL, INC .................    421,298
    287,000      ARCTIC CAT, INC ....................      2,924
    845,649      AUTOLIV, INC .......................     31,448
      5,100(degree)AVONDALE INDUSTRIES, INC .........        148
        500(degree)BANNER AEROSPACE, INC ............          5
    388,698(degree)BE AEROSPACE, INC ................      8,163
  8,113,407      BOEING CO ..........................    264,700
     24,000      BOMBARDIER, INC (CLASS A) ..........        349
  1,729,204      BOMBARDIER, INC (CLASS B) ..........     24,767
    264,200      BORG-WARNER AUTOMOTIVE, INC ........     14,746
        400(degree)BREED TECHNOLOGIES, INC ..........          3
      6,000x(degree)BREMER VULKAN AG. ...............          3
  6,213,844      BRITISH AEROSPACE PLC ..............     52,675
      7,134(degree)BRITISH AEROSPACE PLC WTS 11/15/00        176
    346,300      CAE, INC ...........................      1,837
    216,750      CLARCOR, INC .......................      4,335
        900      COACHMEN INDUSTRIES, INC ...........         24
    340,288      COBHAM GROUP PLC ...................      3,887
    177,850      COMMERCIAL INTERTECH CORP ..........      2,301
    643,984      CORDANT TECHNOLOGIES, INC ..........     24,149
    208,000      CYCLE & CARRIAGE LTD ...............        712
  1,148,230(degree)DAIMLERCHRYSLER AG. ..............    113,403
  1,898,528(degree)DAIMLERCHRYSLER (U.S.A.) .........    182,377
    675,211      DANA CORP ..........................     27,599
    582,278      DANAHER CORP .......................     31,625

                       See notes to financial statements.

                                                         VALUE
  SHARES                                                 (000)
  ------                                                --------
 TRANSPORTATION EQUIPMENT--(CONTINUED)
     83,722(degree)DELCO REMY INTERNATIONAL,
                    INC (CLASS A) ...................    $   822
  1,720,400      DENSO CORP .........................     31,876
    148,895(degree)DUCOMMUN, INC ....................      2,057
    780,434      EATON CORP .........................     55,167
      1,700      EXCEL INDUSTRIES, INC ..............         30
    219,700      EXEDY CORP .........................        869
      6,800(degree)FABBRICA ITALIANA APPARECCHIATURE          25
        714      FEDERAL SIGNAL CORP ................         20
        244      FEDERAL-MOGUL CORP .................         15
  6,882,918      FIAT S.P.A. ........................     23,958
  1,646,997      FIAT S.P.A. DI RISP ................      3,296
    366,667      FIAT S.P.A. (PRIV) .................        708
      1,800      FLEETWOOD ENTERPRISES, INC .........         63
  7,202,415      FORD MOTOR CO ......................    422,692
    568,624      GENCORP, INC .......................     14,180
    290,100      GENERAL DYNAMICS CORP ..............     17,007
  4,899,743      GENERAL MOTORS CORP ................    350,638
  2,059,394(degree)GENERAL MOTORS CORP (CLASS H) ....     81,732
    797,000(degree)GENTEX CORP ......................     15,940
     31,827      GREENBRIER COS, INC ................        450
  1,195,474(degree)GULFSTREAM AEROSPACE CORP ........     63,659
     20,435(degree)HALTER MARINE GROUP, INC .........        100
    808,400      HARLEY DAVIDSON, INC ...............     38,298
     42,620(degree)HAYES LEMMERZ INTERNATIONAL, INC .      1,287
      1,973(degree)HEICO CORP .......................         62
      5,550      HEICO CORP (CLASS A) ...............        128
  2,276,000      HONDA MOTOR CO LTD .................     74,857
    190,732(degree)HOWMET INTERNATIONAL, INC ........      3,076
      1,225      HUFFY CORP .........................         20
    407,000      INCHAPE MOTORS .....................        471
    160,536      ITT INDUSTRIES, INC ................      6,381
    125,300      KAMAN CORP (CLASS A) ...............      2,013
  4,504,000      KAWASAKI HEAVY INDUSTRIES LTD ......     10,581
     38,100(degree)KELLSTROM INDUSTRIES, INC ........      1,095
     45,335      KVAERNER INDUSTRIER AS SERIES A ....        893
      3,935      KVAERNER INDUSTRIER AS SERIES B ....         65
    130,994(degree)LAIRD GROUP PLC ..................        359
    979,131      LOCKHEED MARTIN CORP ...............     82,981
  2,211,543      LUCASVARITY PLC ....................      7,378
    227,600      MAGNA INTERNATIONAL, INC ...........     14,136
     40,400      MAN AG. (STAMM) ....................     11,885
    291,600      MASCOTECH, INC .....................      4,994
  3,082,613      MERITOR AUTOMOTIVE, INC ............     65,313
    481,000(degree)MITSUI ENGINEERING & SHIP BUILDING
                  CO LTD ............................        478
    118,170      MODINE MANUFACTURING CO ............      4,284
    206,250(degree)MONACO COACH CORP ................      5,466
        200(degree)MOTIVEPOWER INDUSTRIES, INC ......          6
    103,800(degree)NATIONAL R.V. HOLDINGS, INC ......      2,673
  1,194,535(degree)NAVISTAR INTERNATIONAL CORP ......     34,044
        803      NEWPORT NEWS SHIPBUILDING, INC .....         27
     73,000      NIPPON SHARYO LTD ..................        237
  4,173,000      NISSAN MOTOR CO LTD ................     12,800
    484,275      NORTHROP GRUMMAN CORP ..............     35,413
     30,400      OEA, INC ...........................        359
      8,517(degree)ORBITAL SCIENCES CORP ............        377
  1,130,000      ORIENT CORP ........................      2,524
  1,007,800      PACCAR, INC ........................     41,446
    573,000      PERUSAHAAN OTOMOBIL NASIONAL BERHAD         607
    190,106      PEUGEOT S.A. .......................     29,437
    350,193      POLARIS INDUSTRIES, INC ............     13,723
    268,600      REGAL-BELOIT CORP ..................      6,178
     52,900      RHEINMETALL AG. ....................      1,369
  4,133,234      ROLLS ROYCE LTD ....................     17,123
    400,000      SANDEN CORP ........................      3,032
     13,779(degree)SEQUA CORP (CLASS A) .............        825
    257,000      SHIMANO, INC .......................      6,641
    794,500      SIEMENS AG. ........................     51,278
    275,475      SIMPSON INDUSTRIES, INC ............      2,669
    232,550      SMITH (A.O.) CORP ..................      5,712
    349,800      SMITHS INDUSTRIES PLC ..............      4,991
    136,700(degree)SPAR AEROSPACE LTD ...............        823
    150,350      SPARTAN MOTORS, INC ................        865
    441,124(degree)SPX CORP .........................     29,555
     68,863      STANDARD MOTOR PRODUCTS, INC (CLASS A)    1,670
     49,143      STANDARD PRODUCTS CO ...............      1,001
    116,585(degree)STONERIDGE, INC ..................      2,652
     30,194(degree)STRATTEC SECURITY CORP ...........        906
    952,507      SUNDSTRAND CORP ....................     49,411
        400      SUPERIOR INDUSTRIES INTERNATIONAL, INC       11
    149,000(degree)SUZUKI MOTOR CORP ................      1,770
  1,000,000(degree)TATA ENGINEERING & LOC GDR .......      4,000
    492,427      TEXTRON, INC .......................     37,394
    341,422      THOMSON-CSF ........................     14,669
     20,956      THOR INDUSTRIES, INC ...............        534
  1,678,312      TI GROUP PLC .......................      9,040
  9,422,880      TOYOTA MOTOR CORP ..................    256,455
    121,300      TRANSPRO, INC ......................        591
    778,400      TRINITY INDUSTRIES, INC ............     29,968
    221,700(degree)TRISTAR AEROSPACE CO .............      1,552
    104,130(degree)TRIUMPH GROUP, INC ...............      3,332
  1,215,571      TRW, INC ...........................     68,300
    417,000      UMW HOLDINGS BERHAD ................        307
  2,811,890      UNITED TECHNOLOGIES CORP ...........    305,793
    329,870      VALEO S.A. .........................     26,006
    271,500      VARLEN CORP ........................      6,261
    870,540      VOLKSWAGEN AG. .....................     69,514
     51,680      VOLVO AB SERIES A ..................      1,157
    992,070      VOLVO AB SERIES B FREE .............     22,765
      1,150      WABASH NATIONAL CORP ...............         23
      3,900(degree)WALBRO CORP ......................         25
     35,300      WESTINGHOUSE AIR BRAKE CO ..........        863
    159,696      WINNEBAGO INDUSTRIES, INC ..........      2,415
                                                      ----------
                                                       3,858,664
                                                      ----------
 TRANSPORTATION SERVICES--0.09%
      8,993      AIR EXPRESS INTERNATIONAL CORP .....        196
      2,800(degree)AMBASSADORS INTERNATIONAL, INC ...         41
     31,200      C.H. ROBINSON WORLDWIDE, INC .......        809
     96,450      CIRCLE INTERNATIONAL GROUP, INC ....      1,977
      8,660      DANZAS HOLDINGS AG. (REGD) .........      3,657
      1,800(degree)EAGLE U.S.A. AIRFREIGHT, INC .....         44
    354,900      EXPEDITORS INTERNATIONAL OF WASHINGTON   14,906
     44,300(degree)FRITZ COS, INC ...................        479
    996,400      GALILEO INTERNATIONAL, INC .........     43,343
    837,100      GATX CORP ..........................     31,705
      2,400      LAURITZEN J. HOLDINGS (CLASS B) ....        166
      5,775(degree)NAVIGANT INTERNATIONAL, INC ......         44
  1,716,136(degree)NEW WORLD INFRASTUCTURE LTD ......      2,514
    125,000(degree)TRAVEL SERVICES INTERNATIONAL, INC      3,813
     27,088      TRENCOR LTD ........................         49
    123,200(degree)U.S. EXPRESS ENTERPRISES, INC (CLASS A) 1,848
                                                      ----------
                                                         105,591
                                                      ----------
 TRUCKING AND WAREHOUSING--0.15%
    351,600(degree)AMERICAN FREIGHTWAYS CORP ........      4,054
    332,700      ARNOLD INDUSTRIES, INC .............      5,365
    229,800      CNF TRANSPORTATION, INC ............      8,632
    272,550(degree)CONSOLIDATED FREIGHTWAYS CORP ....      4,327
    169,000(degree)CONTAINER CORP OF INDIA (DEM) ....        955
    110,200(degree)COVENANT TRANSPORT, INC (CLASS A)       1,970
     17,900(degree)DISPATCH MANAGEMENT SERVICES CORP          73
    162,807(degree)HEARTLAND EXPRESS, INC ...........      2,849
    355,550      HUNT (J.B.) TRANSPORT SERVICES, INC       8,178
     15,000(degree)IRON MOUNTAIN, INC ...............        541
     97,100(degree)KNIGHT TRANSPORTATION, INC .......      2,591
    187,994(degree)LANDSTAR SYSTEM, INC .............      7,661
    155,900(degree)M.S. CARRIERS, INC ...............      5,135

                       See notes to financial statements.

                                                         VALUE
  SHARES                                                 (000)
  ------                                                --------
 TRUCKING AND WAREHOUSING--(CONTINUED)
    345,000      MITSUBISHI LOGISTICS CORP ..........    $ 4,037
    145,000      MITSUI SOKO CO LTD .................        492
    124,410(degree)PIERCE LEAHY CORP ................      3,172
    286,550      ROADWAY EXPRESS, INC ...............      4,137
    630,000      SEINO TRANSPORTATION CO LTD ........      3,608
    419,550(degree)SWIFT TRANSPORTATION CO, INC .....     11,761
  1,324,418      TNT POST GROUP NV ..................     42,696
    407,200      USFREIGHTWAYS CORP .................     11,860
     21,390      WERNER ENTERPRISES, INC ............        378
  2,022,878      YAMATO TRANSPORT CO LTD ............     28,334
    404,800(degree)YELLOW CORP ......................      7,742
                                                      ----------
                                                         170,548
                                                      ----------
 WATER TRANSPORTATION--0.18%
    322,634      ALEXANDER & BALDWIN, INC ...........      7,501
      2,200(degree)AMERICAN CLASSIC VOYAGES CO ......         39
     55,900(degree)ASKO OYJ SERIES A ................        957
     72,400      BERGESEN AS SERIES A ...............        865
    170,200      BERGESEN D.Y. AS (CLASS B) .........      1,966
  2,030,000      CARNIVAL CORP (CLASS A) ............     97,440
     15,200      CMB CIE MARITIME BELGE S.A. ........        679
      2,094      DAMPSKIBSSELSKABET AF 1912 (CLASS B)     14,641
      2,008      DAMPSKIBSSELSKABET SVENDBORG (CLASS B)   20,350
     26,800(degree)FINNLINES OY .....................      1,154
     14,800(degree)GULFMARK OFFSHORE, INC ...........        233
    153,000      HAI SUN HUP GROUP LTD ..............         38
     29,700(degree)HVIDE MARINE, INC (CLASS A) ......        149
     48,000      IRISH CONTINENTAL GROUP PLC ........        569
    537,000      KAMIGUMI CO LTD ....................      2,614
    264,000      KAWASAKI KISEN KAISHA LTD ..........        356
     63,972(degree)KIRBY CORP .......................      1,275
     28,500      KONINKLIJKE NEDLLOYD GROEP NV ......        387
     34,400      LEIF HOEGH & CO ....................        402
  1,788,000      MALAYSIAN INTERNATIONAL SHIPPING CO (FR)  1,646
    110,800      MALAYSIAN INTERNATIONAL SHIPPING CO (LR)    137
     63,550(degree)MARINE TRANSPORT CORP ............        143
  2,808,000      MITSUI OSK LINES LTD ...............      4,531
    245,168(degree)NCL HOLDINGS AS ..................        579
    117,000(degree)NEPTUNE ORIENT LINES LTD .........         38
  2,331,800      NIPPON YUSEN KABUSHIKI KAISHA ......      7,380
      9,108      OCEAN GROUP PLC ....................        115
    358,800(degree)OMI CORP (NEW) ...................      1,166
    295,660      OVERSEAS SHIPHOLDING GROUP, INC ....      4,749
    666,675      PENINSULAR & ORIENTAL STEAM
                  NAVIGATION CO .....................      7,881
     13,300(degree)SEACOR SMIT, INC .................        658
     19,100(degree)STAR CRUISES PUBLIC CO LTD .......         40
  1,258,100      TIDEWATER, INC .....................     29,172
    243,713      TRANSPORT DEVELOPMENT GROUP PLC ....        955
      3,300(degree)TRICO MARINE SERVICES, INC .......         16
     20,400      UNITOR AS ..........................        198
                                                      ----------
                                                         211,019
                                                      ----------
 WHOLESALE TRADE-DURABLE GOODS--0.19%
      1,125      AAR CORP ...........................         27
    234,000(degree)ACTION PERFORMANCE COS, INC ......      8,278
     79,500(degree)ANICOM, INC ......................        730
    443,946(degree)ANIXTER INTERNATIONAL, INC .......      9,018
    265,611      APPLIED INDUSTRIAL TECHNOLOGIES, INC      3,685
    155,700x(degree)APS HOLDINGS CORP ...............         12
  1,579,064(degree)ARROW ELECTRONICS, INC ...........     42,141
     26,600(degree)AVIATION SALES CO ................      1,081
     14,862(degree)BELL INDUSTRIES, INC .............        169
     38,533x(degree)BEN FRANKLIN RETAIL STORES, INC .          0
    269,091      BRIGGS & STRATTON CORP .............     13,421
    821,000(degree)BRIGHTPOINT, INC .................     11,289
      1,175      CANON SALES CO, INC ................         17
     47,274      CASTLE (A.M.) & CO .................        709
    542,700(degree)CELLSTAR CORP ....................      3,697
    531,600(degree)CHS ELECTRONICS, INC .............      9,004
    196,721      COMMERCIAL METALS CO ...............      5,459
     51,000      CREAN (JAMES) PLC (UNITS) ..........         65
     98,400      DE BEERS CENTENARY AG. (UNITS) .....      1,255
    151,500      DICKSON CONCEPTS INTERNATIONAL LTD .        117
      9,000      DIETEREN S.A. ......................      4,965
    198,000      EDARAN OTOMOBIL NASIONAL BERHAD ....        219
        102(degree)EKCO GROUP, INC ..................          0
      1,709(degree)FAIRCHILD CORP (CLASS A) .........         27
     76,100(degree)FISHER SCIENTIFIC INTERNATIONAL, INC    1,517
      1,050      FUJI DENKI REIKI CO LTD ............          4
     65,500      GENUINE PARTS CO ...................      2,190
     11,300(degree)GRAHAM-FIELD HEALTH PRODUCTS, INC          38
     11,400      GRAINGER (W.W.), INC ...............        475
     23,900(degree)HA-LO INDUSTRIES, INC ............        899
    311,084(degree)HANDLEMAN CO .....................      4,375
      1,500(degree)HIRSCH INTERNATIONAL CORP (CLASS A)         4
    273,400      HUGHES SUPPLY, INC .................      7,997
    533,200      IKON OFFICE SOLUTIONS, INC .........      4,566
    138,750(degree)INGRAM MICRO, INC (CLASS A) ......      4,839
     20,000(degree)JLK DIRECT DISTRIBUTION, INC (CLASS A)    204
     13,400(degree)KENT ELECTRONICS CORP ............        171
        400(degree)KEYSTONE AUTOMOTIVE INDUSTRIES, INC         8
     96,900      LAWSON PRODUCTS, INC ...............      2,229
    461,666(degree)LEADER UNIVERSAL HOLDINGS BERHAD .         89
      2,000(degree)MARSHALL INDUSTRIES, INC .........         49
    351,800(degree)MERISEL, INC .....................        836
     24,800(degree)METAL MANAGEMENT, INC ............         87
    265,978      METRO CASH & CARRY LTD .............        176
    299,000(degree)MICROAGE, INC ....................      4,597
    327,714      OWENS & MINOR, INC .................      5,161
    238,475(degree)PATTERSON DENTAL CO ..............     10,374
        900      PIONEER-STANDARD ELECTRONICS, INC ..          8
      4,600(degree)POMEROY COMPUTER RESOURCES, INC ..        104
     42,800      RELIANCE STEEL & ALUMINUM CO .......      1,182
     67,397      REUNERT LTD ........................         94
    162,700(degree)SAFEGUARD SCIENTIFICS, INC .......      4,464
    253,000(degree)SANRIO CO LTD ....................      3,272
     14,500(degree)SODAK GAMING, INC ................        121
    100,000(degree)SOFTBANK CORP ....................      6,028
  1,479,000     #TAN CHONG INTERNATIONAL LTD ........        145
  1,063,000      TAN CHONG MOTOR HOLDINGS BERHAD ....        241
     68,250(degree)TBC CORP .........................        486
    523,100(degree)TECH DATA CORP ...................     21,055
    652,000(degree)TERUMO CORP ......................     15,375
     86,100(degree)VWR SCIENTIFIC PRODUCTS CORP .....      1,496
      5,740      WESCO FINANCIAL CORP ...............      2,036
     10,000(degree)WILMAR INDUSTRIES, INC ...........        203
                                                      ----------
                                                         222,580
                                                      ----------
 WHOLESALE TRADE-NONDURABLE GOODS--0.64%
      2,000(degree)800-JR CIGAR, INC ................         47
      8,100(degree)AIRGAS, INC ......................         72
     70,000(degree)AMERICAN DRUG CO .................         27
     70,000(degree)AMERICAN DRUG CO WTS 08/05/00 ....          8
     19,400(degree)AMERISOURCE HEALTH CORP (CLASS A)       1,261
     19,000(degree)AUSTRIA TABAKWERKE AG. ...........      1,458
    295,600(degree)AVATEX CORP ......................        296
     23,260(degree)BARNETT RESOURCES CORP ...........        558
  1,870,554      BERGEN BRUNSWIG CORP (CLASS A) .....     65,236
    143,166      BINDLEY WESTERN INDUSTRIES, INC           7,051
    116,400(degree)BOISE CASCADE OFFICE PRODUCTS CORP      1,571
  4,397,727      CARDINAL HEALTH, INC ...............    333,631
    376,200(degree)CENTRAL GARDEN & PET CO ..........      5,408
    110,400(degree)DAISYTEK INTERNATIONAL CORP ......      2,098
    654,628      DIMON, INC .........................      4,869

                       See notes to financial statements.

                                                         VALUE
  SHARES                                                 (000)
  ------                                                --------
 WHOLESALE TRADE-NONDURABLE GOODS--(CONTINUED)
    434,927(degree)ERCROS S.A. ......................    $   586
     47,300      ESSELTE AB SERIES B FREE ...........        776
    621,323      F.H. FAULDING & CO LTD .............      2,935
      1,212      FLEMING COS, INC ...................         13
    505,641      FYFFES PLC .........................      1,131
    434,038(degree)GETTY PETROLEUM MARKETING, INC ...      1,275
  3,000,000(degree)GUANGNAN HOLDINGS ................        689
      7,183      HERBALIFE INTERNATIONAL, INC (CLASS A)      102
      6,066      HERBALIFE INTERNATIONAL, INC (CLASS B)       69
      7,250(degree)HERLITZ AG. ......................        239
     56,600      HUNT CORP ..........................        601
  1,400,000      IMPERIAL TOBACCO GROUP PLC .........     15,001
    282,800      INTERNATIONAL MULTIFOODS CORP ......      7,300
    384,000      IWATANI & CO LTD ...................        783
      6,400(degree)KENNETH COLE PRODUCTIONS, INC ....        120
    123,000      KOKUYO CO LTD ......................      1,659
    100,174      LOBLAW COS LTD .....................      2,439
    756,250      MCKESSON CORP NEW ..................     59,791
    564,000      NAGASE & CO ........................      1,935
     25,000      NASH FINCH CO ......................        356
    608,537(degree)NATIONAL-OILWELL, INC ............      6,808
  1,660,000(degree)NG FUNG HONG LTD .................      1,489
    166,562(degree)NU SKIN ENTERPRISES, INC (CLASS A)      3,935
     98,600(degree)PERFORMANCE FOOD GROUP CO ........      2,773
     32,271(degree)PLAINS RESOURCES, INC ............        454
     19,600(degree)PRIORITY HEALTHCARE CORP (CLASS B)      1,017
    632,862      RICHFOOD HOLDINGS, INC .............     13,132
     16,000      SAGAMI RUBBER INDUSTRIES CO LTD ....         76
      6,273(degree)SCHOOL SPECIALTY, INC ............        134
    650,750(degree)SCIOS, INC .......................      6,752
    255,000      SKW TROSTBERG AG. ..................      6,507
     54,500      SMART & FINAL, INC .................        525
    151,636      STANDARD COMMERCIAL CORP ...........      1,298
  2,196,219      SUPERVALU, INC .....................     61,494
  3,200,361      SWEDISH MATCH CO ...................     11,647
     13,700(degree)SYNCOR INTERNATIONAL CORP ........        373
  2,211,000      SYSCO CORP .........................     60,664
      8,600      TERRA INDUSTRIES, INC ..............         53
    157,200(degree)U.S.A. FLORAL PRODUCTS, INC ......      1,808
  1,183,200      UNISOURCE WORLDWIDE, INC ...........      8,578
      8,900(degree)UNITED NATURAL FOODS, INC ........        215
    368,096(degree)UNITED STATIONERS, INC ...........      9,570
    264,796(degree)UNIVERSAL CORP ...................      9,301
     57,200      URALITA S.A. .......................        638
     33,446      VALHI, INC .........................        380
    130,108      WEIDER NUTRITION INTERNATIONAL, INC         829
    439,500      WESTON (GEORGE) LTD ................     16,739
      1,226      WORLD FUEL SERVICES CORP ...........         13
                                                      ----------
                                                         748,593
                                                      ----------
               TOTAL COMMON STOCK
                (Cost $62,983,291) ................  114,591,464
                                                     -----------
  PRINCIPAL
  ---------
SHORT TERM INVESTMENTS--2.66%
 BANK NOTES--0.05%
                 ABBEY NATIONAL TREASURY SERVICE
$ 3,943,000        5.375%, 01/19/99 .................      3,943
                 BANK OF NEW YORK
 15,000,000        5.530%, 02/25/99 .................     15,006
 20,000,000        5.750%, 05/14/99 .................     20,038
                 WACHOVIA BANK, NATIONAL ASSOCIATION
 25,000,000      * 5.070%, 01/22/99 .................     25,000
                                                      ----------
                                                          63,987
                                                      ----------
 CERTIFICATES OF DEPOSIT--0.25%
                 BANK OF MONTREAL
 40,000,000      * 5.330%, 01/06/99 .................     40,002
                 BANK OF NOVA SCOTIA
$10,000,000        5.690%, 03/05/99 .................     10,007
 14,000,000        5.650%, 03/23/99 .................     14,012
                 BARCLAYS BANK PLC
 25,000,000        5.530%, 02/23/99 .................     25,009
                 CREDIT AGRICOLE
 25,000,000      * 5.750%, 05/19/99 .................     25,049
                 CREDIT SUISSE
 25,000,000        5.700%, 03/26/99 .................     25,025
 25,000,000        5.740%, 04/20/99 .................     25,036
                 DEUTSCHE BANK
 25,000,000        5.700%, 04/16/99 .................     25,032
                 RABOBANK
 15,000,000        5.630%, 03/24/99 .................     15,012
                 ROYAL BANK OF CANADA
 50,000,000      * 5.720%, 04/19/99 .................     50,069
                 TORONTO DOMINION BANK
 20,000,000      * 5.650%, 07/09/99 .................     20,048
                 WESTDEUTSCHE LANDESBANK
 15,000,000      * 5.160%, 01/05/99 .................     15,000
                                                      ----------
                                                         289,301
                                                      ----------
 COMMERCIAL PAPER--1.65%
                 AMERICAN HOME PRODUCTS
 12,500,000      ~ 5.150%, 03/02/99 .................     12,396
 15,000,000     *~ 5.150%, 03/19/99 .................     14,841
                 ANHEUSER-BUSCH CO
 25,000,000        5.050%, 01/13/99 .................     24,955
                 ARIZONA PUBLIC SERVICE CO
 25,000,000      * 6.000%, 01/04/99 .................     24,985
                 ASSET SECURITIZATION COOP CORP
 20,000,000      ~ 5.500%, 01/21/99 .................     19,943
 25,000,000     *~ 5.400%, 01/22/99 .................     24,925
 10,450,000      ~ 5.500%, 01/22/99 .................     10,419
 25,000,000     *~ 5.450%, 01/26/99 .................     24,911
 20,000,000      ~ 5.180%, 02/11/99 .................     19,885
                 ASSOCIATES CORP OF NORTH AMERICA
 25,000,000        5.170%, 02/02/99 .................     24,887
                 BELL ATLANTIC FINANCIAL SERVICES, INC
 38,000,000        5.500%, 01/04/99 .................     37,978
 25,000,000      * 5.220%, 01/07/99 .................     24,975
                 BELLSOUTH CAPITAL FUNDING CORP
  7,000,000      ~ 5.100%, 01/21/99 .................      6,980
                 BETA FINANCE, INC
 15,450,000      ~ 5.480%, 01/25/99 .................     15,397
 27,000,000      ~ 4.870%, 03/22/99 .................     26,702
                 CARGILL, INC
 24,000,000        5.000%, 04/12/99 .................     23,670
                 CASE CORP
 25,000,000      ~ 6.200%, 01/05/99 .................     24,982
                 CATERPILLAR FINANCIAL SERVICES CORP
 20,200,000        5.500%, 01/20/99 .................     20,145
                 CIESCO LP
 50,000,000      * 5.070%, 01/12/99 .................     49,917
 25,000,000        5.100%, 02/04/99 .................     24,880
 25,000,000      * 5.150%, 02/16/99 .................     24,840
                 COCA COLA CO
 15,000,000        5.250%, 01/15/99 .................     14,969
                 CONAGRA, INC
 20,000,000        6.000%, 01/05/99 .................     19,985
 15,000,000      * 5.850%, 01/21/99 .................     14,955
                 CORPORATE ASSET FUNDING CORP, INC
 15,000,000      ~ 5.370%, 01/06/99 .................     14,987
 20,000,000      ~ 5.200%, 01/08/99 .................     19,978
 25,000,000     *~ 5.130%, 01/20/99 .................     24,932
 20,000,000     *~ 5.350%, 02/09/99 .................     19,891
 20,000,000     *~ 5.125%, 03/03/99 .................     19,831

                       See notes to financial statements.

                                                         VALUE
  PRINCIPAL                                              (000)
  ---------                                             --------
 COMMERCIAL PAPER--(CONTINUED)
                 CVS CORP
$ 1,800,000      ~ 6.300%, 01/05/99 .................    $ 1,799
  5,000,000        6.250%, 01/07/99 .................      4,995
  5,000,000        6.000%, 01/26/99 .................      4,981
                 DELAWARE FUNDING CORP
 14,085,000      ~ 5.570%, 01/11/99 .................     14,063
 15,000,000      ~ 5.150%, 01/15/99 .................     14,969
 20,000,000      ~ 5.180%, 01/25/99 .................     19,932
                 DETROIT EDISON CO
 20,000,000        6.220%, 01/07/99 .................     19,980
                 DUPONT (E.I.) DE NEMOURS & CO
 35,000,000      * 5.170%, 01/11/99 .................     34,947
 12,800,000        5.210%, 01/28/99 .................     12,751
 27,000,000        4.900%, 02/04/99 .................     26,871
 25,000,000        4.920%, 02/12/99 .................     24,853
                 ENTERPRISE FUNDING CORP
 20,000,000      ~ 5.380%, 01/29/99 .................     19,921
                 FORD MOTOR CREDIT CO
 50,000,000        5.030%, 01/20/99 .................     49,863
    230,000        5.250%, 02/19/99 .................        228
                 FORTUNE BRANDS
 20,500,000      ~ 5.300%, 01/15/99 .................     20,458
 30,000,000     *~ 5.120%, 01/27/99 .................     29,889
 14,500,000      ~ 5.120%, 01/28/99 .................     14,445
                 GENERAL ELECTRIC CAPITAL CORP
 25,000,000        5.320%, 01/13/99 .................     24,955
 25,000,000        5.030%, 01/20/99 .................     24,932
                 GENERAL MOTORS ACCEPTANCE CORP
 25,000,000        5.190%, 01/11/99 .................     24,962
 25,000,000        5.180%, 01/13/99 .................     24,955
 25,000,000        5.060%, 01/20/99 .................     24,932
                 GTE CORP
 20,000,000      ~ 5.220%, 01/29/99 .................     19,921
                 GTE FUNDING, INC
 25,000,000        5.500%, 01/22/99 .................     24,925
                 HOUSEHOLD FINANCE CORP
 20,000,000        5.120%, 05/28/99 .................     19,990
                 INTERNATIONAL BUSINESS MACHINES
                  CREDIT CORP
 22,000,000        5.300%, 01/05/99 .................     21,984
                 INGERSOLL RAND CO
 15,000,000      ~ 5.150%, 01/04/99 .................     14,991
                 JOHNSON & JOHNSON CO
  7,650,000      ~ 5.080%, 01/21/99 .................      7,628
                 MCGRAW-HILL COS, INC
 12,000,000      * 5.250%, 01/15/99 .................     11,975
  7,000,000        5.200%, 01/29/99 .................      6,972
 27,500,000        5.050%, 02/16/99 .................     27,324
                 MOTOROLA, INC
 49,000,000        5.125%, 01/19/99 .................     48,873
 15,000,000        5.150%, 01/28/99 .................     14,943
                 NATIONAL FUEL GAS CO
 10,000,000        5.300%, 01/28/99 .................      9,960
                 NATIONAL RURAL UTILITIES COOP FINANCE
 25,000,000        5.090%, 01/26/99 .................     24,911
 18,000,000        5.120%, 02/08/99 .................     17,904
  7,000,000        5.090%, 02/09/99 .................      6,962
  9,000,000        5.050%, 02/17/99 .................      8,941
                 NORFOLK SOUTHERN CORP
  9,955,000      ~ 6.000%, 02/01/99 .................      9,909
                 NORTHERN INDIANA PUBLIC SERVICE CO
 14,200,000        5.300%, 01/20/99 .................     14,161
                 PACCAR FINANCIAL CORP
 10,000,000        5.400%, 01/04/99 .................      9,994
 12,000,000        5.340%, 01/19/99 .................     11,969
                 PACIFICORP
 25,000,000      * 5.050%, 01/21/99 .................     24,928
                 PARK AVENUE RECEIVABLES CORP
$25,000,000     *~ 5.600%, 01/04/99 .................     24,986
 15,173,000      ~ 5.580%, 01/11/99 .................     15,150
 25,000,000     *~ 5.320%, 01/21/99 .................     24,928
 25,000,000      ~ 5.800%, 01/29/99 .................     24,901
                 PFIZER, INC
 30,000,000      ~ 5.200%, 01/04/99 .................     29,983
                 PROCTOR & GAMBLE CO
 35,000,000        5.250%, 01/27/99 .................     34,871
                 RECEIVABLES CAPITAL CORP
 13,248,000      ~ 5.420%, 01/29/99 .................     13,195
 25,000,000      ~ 5.400%, 02/03/99 .................     24,884
                 SBC COMMUNICATIONS, INC
 40,000,000      ~ 5.150%, 01/08/99 .................     39,956
                 SC JOHNSON & SON, INC
 20,000,000      ~ 5.380%, 01/05/99 .................     19,986
 20,000,000      ~ 5.520%, 01/19/99 .................     19,948
  9,000,000      ~ 5.400%, 02/26/99 .................      8,930
                 SONAT, INC
 20,000,000        5.830%, 01/22/99 .................     19,937
                 TEXAS UTILITIES CO
 12,000,000      ~ 6.250%, 01/12/99 .................     11,979
 20,000,000      ~ 5.150%, 03/04/99 .................     19,822
                 THE STANLEY WORKS
  9,000,000      ~ 5.170%, 01/12/99 .................      8,985
  7,000,000      ~ 5.150%, 01/19/99 .................      6,982
 11,000,000      ~ 5.060%, 01/21/99 .................     10,968
                 VOLVO GROUP TREASURY NA, INC
 50,000,000      ~ 5.700%, 01/04/99 .................     49,971
                 WALT DISNEY CO
 10,000,000        5.080%, 01/05/99 .................      9,993
 20,000,000        5.080%, 01/22/99 .................     19,940
 25,000,000      * 5.000%, 02/17/99 .................     24,837
 20,000,000        4.920%, 04/23/99 .................     19,696
                                                      ----------
                                                       1,915,815
                                                      ----------
 MEDIUM TERM BONDS--0.04%
                 ASSOCIATES CORP OF NORTH AMERICA
 15,000,000        6.680%, 09/17/99 .................     15,156
                 CIT GROUP HOLDINGS, INC
 10,000,000      * 6.375%, 05/21/99 .................     10,047
                 MERRILL LYNCH & CO, INC
  7,550,000        6.200%, 07/19/99 .................      7,592
                 SOUTHERN CALIFORNIA GAS CO
 15,000,000        6.210%, 11/08/99 .................     15,133
                                                      ----------
                                                          47,928
                                                      ----------
 U.S. GOVERNMENT & AGENCIES--0.43%
                 FEDERAL HOME LOAN BANK
25,000,000        5.020%, 01/06/99 ..................     24,981
 21,000,000        5.040%, 01/08/99 .................     20,979
 25,000,000        4.750%, 01/19/99 .................     24,939
  9,000,000        4.750%, 01/20/99 .................      8,977
 12,000,000        5.025%, 01/26/99 .................     11,960
 13,470,000        5.650%, 04/09/99 .................     13,506
                 FEDERAL HOME LOAN MORTGAGE CORP
 25,000,000        5.010%, 01/04/99 .................     24,988
 14,641,000        5.040%, 01/04/99 .................     14,634
  5,000,000        4.850%, 01/06/99 .................      4,996
  5,000,000        5.070%, 01/06/99 .................      4,996
  7,500,000        5.050%, 01/08/99 .................      7,492
 50,000,000        4.740%, 01/14/99 .................     49,911
 19,510,000        5.170%, 01/14/99 .................     19,475
 13,500,000        5.000%, 01/15/99 .................     13,474
 25,000,000        4.990%, 02/04/99 .................     24,885
 12,000,000        5.080%, 02/05/99 .................     11,943
  9,500,000        4.965%, 03/09/99 .................      9,417

                       See notes to financial statements.

                                                         VALUE
  PRINCIPAL                                              (000)
  ---------                                             --------
 U.S. GOVERNMENT & AGENCIES--(CONTINUED)
                 FEDERAL NATIONAL MORTGAGE ASSOCIATION
$41,000,000        5.050%, 01/07/99 .................    $40,964
 25,000,000        5.054%, 01/08/99 .................     24,974
 19,875,000        4.750%, 01/15/99 .................     19,836
 25,000,000        5.350%, 01/20/99 .................     25,003
 30,500,000        4.760%, 01/25/99 .................     30,402
  4,500,000        4.990%, 01/25/99 .................      4,485
 50,000,000        4.840%, 01/27/99 .................     49,826
 10,000,000        4.980%, 02/01/99 .................      9,958
  6,200,000        5.010%, 02/05/99 .................      6,171
                                                      ----------
                                                         503,172
                                                      ----------
 VARIABLE RATE NOTES--0.24%
                 AMERICAN EXPRESS CENTURION BANK
 20,000,000        5.010%, 06/04/99 .................     19,992
                 BANK OF MONTREAL
 10,000,000        4.850%, 07/22/99 .................      9,988
                 BETA FINANCE, INC
 15,000,000      ~ 5.050%, 05/19/99 .................     14,970
                 CHRYSLER FINANCIAL CORP
 15,000,000        5.536%, 02/10/99 .................     14,997
  5,000,000        5.531%, 03/12/99 .................      4,999
 25,000,000        5.551%, 05/19/99 .................     24,995
                 FIRST UNION NATIONAL BANK, NC
 25,000,000        4.700%, 04/30/99 .................     24,983
                 GOLDMAN SACHS GROUP LP
 13,000,000        5.300%, 02/24/99 .................     12,994
                 MERRILL LYNCH & CO, INC
 25,000,000        4.930%, 01/14/99 .................     25,000
                 MORGAN STANLEY DEAN WITTER
 25,000,000        5.000%, 01/15/99 .................     24,998
                 NATIONSBANK NA
 35,000,000      * 4.830%, 04/27/99 .................     34,958
                 PNC BANK NA
 20,000,000        5.499%, 07/27/99 .................     19,974
 15,000,000        5.543%, 10/13/99 .................     14,991
                 SEARS ROEBUCK ACCEPTANCE CORP
 25,000,000        5.506%, 03/26/99 .................     24,990
                                                      ----------
                                                         272,829
                                                      ----------
                TOTAL SHORT TERM INVESTMENTS
                 (Cost $3,092,697) ..............      3,093,032
                                                      ----------
               TOTAL PORTFOLIO
                (Cost $66,213,200) ..............   $117,889,780
                                                    ============
------------------------
(degree) Non-income producing
+ Affiliated holding
x In bankruptcy
~ Commercial  Paper issued under the Private  Placement  exemption under Section
  4(2) of the Securities Act of 1933, as amended.
* All or a portion of this security has been segregated by the Custodian to cover margin or other requirements on open futures contracts.
# Restricted Securities-Investment in securities not registered under the Securities Act of 1933 or not publicly traded in foreign markets. At December 31, 1998, the value of these securities amounted to $146,751,856 or 0.13% of net assets.

  Additional information on each restricted security is as follows:

                                                  ACQUISITION    ACQUISITION
  SECURITY                                           DATE            COST
  --------                                        -----------    -----------
  AMERICAN SATELLITE
    NETWORK WTS 06/30/99                            01/12/94     $        0
  ANTENA 3 DE TELEVISION GDS                        12/12/96      5,982,300
  BB BIOVENTURES LP                                 05/08/97      6,199,690
  BELO (A.H.) CORP SERIES B                         05/23/88      1,900,588
  CARTER WALLACE, INC (CLASS B)                     10/29/87      1,075,932
  CORAM HEALTHCARE CORP WTS 07/11/99                07/24/97              0
  CRESTARAN INTERNATIONAL
    INVESTMENT BV                                   09/30/94               0
  DOW JONES & CO, INC (CLASS B)                     07/31/86      12,068,995
  EAST-WEST BANKING CORP                            06/23/98         200,000
  HEIZER CORP (LIQUIDATING TRUST)                   11/19/91               0
  INTERNATIONAL HYDRON
    (LIQUIDATING TRUST)                             12/07/92               0
  KUMAGI GUMI WTS 12/31/99                          06/29/98               0
  LAFARGE S.A. (REGD)                               04/03/97       1,843,677
  LEE ENTERPRISES, INC (CLASS B)                    03/31/86          60,768
  L'AIR LIQUIDE (REGD) 1996                         10/29/96       3,697,028
  L'AIR LIQUIDE (REGD) 1999                         09/30/94         680,649
  MEREDITH CORP (CLASS B)                           12/30/86       1,893,160
  NETGENICS, INC STOCK OPTIONS 03/20/08             06/08/98               0
  NETGENICS, INC CV SERIES D                        03/20/98       5,000,000
  PEGASUS GOLD, INC                                 11/30/90         148,513
  PHYSICIAN COMPUTER NETWORK, INC                   01/22/96       1,211,798
  SILVERSTONE BERHAD                                01/08/98           1,173
  STARRETT (L.S.) CO (CLASS B)                      10/07/88         798,235
  TAN CHONG INTERNATIONAL LTD                       05/22/98         263,414
  TIMES MIRROR CO SERIES C                          02/01/95      17,642,901
  TRANSCRYPT INTERNATIONAL, INC                     02/18/98         420,844
  UNITED ENGINEERING BERHAD                         08/02/88       2,159,305
  VIGLEN TECHNOLOGY (LITIGATION NOTE)               04/30/98               0
  WHARF HOLDINGS LTD WTS 12/31/99                   06/19/98               0
  WRIGLEY (WM) JR CO (CLASS B)                      04/30/86       2,007,603
  ZEBRA TECHNOLOGY CORP (CLASS B)                   10/29/98          43,233
                                                                 -----------
                                                                 $65,299,806
                                                                 ===========

                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND
              TRANSACTIONS WITH AFFILIATED COMPANIES--STOCK ACCOUNT
                       JANUARY 1, 1998--DECEMBER 31, 1998

                                VALUE AT                                          REALIZED      DIVIDEND
          ISSUE             DECEMBER 31, 1997   PURCHASE COST    SALES PROCEEDS  GAIN (LOSS)     INCOME
          -----             -----------------   -------------    --------------  -----------   ----------
~ BAY VIEW CAPITAL CORP         29,935,322                --               --             --           --
  CASTELLUM AB                          **        40,729,577       29,357,233     (7,615,521)          --
  FMC CORP                     147,795,834        12,904,126       77,086,272       (702,360)          --
  GENERAL SIGNAL CORP          137,746,406         1,823,141       48,268,265      5,618,110    2,292,265
~ JEFFERSON SMURFIT CORP                **        54,907,680               --             --           --
  MALLINCKRODT GROUP, INC      211,091,900        16,249,206      102,846,763      8,071,671    2,694,473
  MARTEK BIOSCIENCES             4,761,900         9,781,746               --             --           --
  PLENUM PUBLISHING CORP         8,859,187          (129,756)      14,061,915      9,403,012       60,880
  SABRE GROUP HOLDINGS                  **        22,086,842       28,172,129      5,323,130           --
~ SMEDVIG A/S SERIES A          52,684,750           784,427           97,568        (16,433)     642,995
  SOUTH CHINA HOLDINGS LTD       7,517,312                --        3,323,238     (8,623,171)          --
  SOUTH CHINA INDUSTRIES LTD     5,642,196                --               --             --       46,993
  TPI ENTERPRISES, INC               3,321                --               --             --           --
  YANKEE ENERGY SYSTEM          16,153,943                --        2,470,176        591,326      194,065
                              ------------      ------------     ------------    -----------   ----------
                              $622,192,071      $159,136,989     $305,683,559    $12,049,764   $5,931,671
                              ============      ============     ============    ===========   ==========

                                            SHARES AT            VALUE AT
          ISSUE                         DECEMBER 31, 1998    DECEMBER 31, 1998
          -----                         -----------------    -----------------
~ BAY VIEW CAPITAL CORP                          --                    *
  CASTELLUM AB                                   --                    *
  FMC CORP                                       --                    *
  GENERAL SIGNAL CORP                            --                    *
~ JEFFERSON SMURFIT CORP                         --                    *
  MALLINCKRODT GROUP, INC                        --                    *
  MARTEK BIOSCIENCES                      1,283,650           10,269,200
  PLENUM PUBLISHING CORP                         --                    *
  SABRE GROUP HOLDINGS                           --                    *
~ SMEDVIG A/S SERIES A                           --                    *
  SOUTH CHINA HOLDINGS LTD                       --                    *
  SOUTH CHINA INDUSTRIES LTD             52,046,000            2,082,565
  TPI ENTERPRISES, INC                    1,107,700                4,428
  YANKEE ENERGY SYSTEM                           --                    *
                                                             -----------
                                                             $12,356,193
                                                             ===========

 ** Not an Affiliate as of December 31, 1997
  * Not an Affiliate as of December 31, 1998
  ~ Shares Outstanding increased

                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND

                           Participant Voting Results
                                December 31, 1998
                                -----------------

CREF's annual meeting was held on November 11, 1998.

The annual meeting involved the election of trustees. The four trustees elected to four-year terms at the annual meeting were:

Robert H. Atwell, 26,097,623,351.33 (98.0%) votes were cast in favor, and 540,185,163.69 (2.0%) votes were withheld.

Elizabeth E. Bailey, 26,024,304,647.96 (97.7%) votes were cast in favor, and 613,503,867.06 (2.3%) votes were withheld.

Stuart Tse Kong Ho, 26,155,619,551.44 (98.2%) votes were cast in favor, and 482,188,963.61 (1.8%) votes were withheld.

David K. Storrs, 26,181,620,037.08 (98.3%) votes were cast in favor, and 456,188,477.94 (1.7%) votes were withheld.

The other trustees currently in office are: John H. Biggs, Gary P. Brinson, Joyce A. Fecske, Edes P. Gilbert, Nancy L. Jacob, Marjorie Fine Knowles, Martin
L. Leibowitz, Jay O. Light, Bevis Longstreth, Robert M. Lovell, Jr., Stephen A. Ross, Eugene C. Sit, Maceo K. Sloan, and Robert W. Vishny.

One shareholder proposal was submitted to a vote of CREF participants in the Social Choice Account recommending adoption of an additional screen for the account.

On  this   proposal,   177,525,679.36   (35.0%)   votes   were  cast  in  favor,
299,782,242.12  (59.1%) votes were cast in opposition and  30,086,129.60  (5.9%)
abstained. The proposal was defeated.

One shareholder proposal was submitted to a vote of CREF participants in accounts with investments in tobacco manufacturers, asking CREF to divest its investments in those companies.

For the Stock Account, 5,299,030,165.32 (24.6%) votes were cast in favor, 14,644,002,624.49 (68.1%) votes were cast in opposition and 1,569,735,443.59
(7.3%) abstained. The proposal was defeated.

For the Money Market Account,  318,702,925.02  (25.2%) votes were cast in favor,
860,496,439.06   (68.0%)  were  cast  in  opposition  and  86,184,320.34  (6.8%)
abstained. The proposal was defeated.

For  the  Bond  Account,  148,962,461.37  (25.3%)  votes  were  cast  in  favor,
401,162,036.14  (68.1%) votes were cast in opposition and  38,613,697.13  (6.6%)
abstained. The proposal was defeated.

For the Global Equities Account, 298,560,776.23 (26.1%) votes were cast in favor, 781,962,194.03 (68.3%) votes were cast in opposition and 64,101,614.30
(5.6%) abstained. The proposal was defeated.

For the  Growth  Account,  319,699,090.08  (26.9%)  votes  were  cast in  favor,
806,591,848.74  (67.8%) votes were cast in opposition and  63,007,149.20  (5.3%)
abstained. The proposal was defeated.

For the Equity Index Account, 160,645,618.08 (26.9%) votes were cast in favor, 401,540,506.12 (67.2%) votes were in opposition and 35,102,846.60 (5.9%)
abstained. The proposal was defeated.

For the Inflation-Linked Bond Account, 4,749,024.10 (21.2%) votes were cast in favor, 15,789,200.94 (70.8%) votes were cast in opposition and 1,774,483.08 (8.0%) abstained. The proposal was defeated.

Shareholders also ratified the election of Ernst & Young LLP as the independent auditors for CREF for the fiscal year ending December 31, 1998, 25,993,354,981.88 (97.6%) votes were cast in favor, 224,298,294.51 (0.8%) votes were cast in opposition and 420,155,238.63 (1.6%) abstained.

CREF LOGO      COLLEGE RETIREMENT EQUITIES FUND
               730 Third Avenue
               New York, NY  10017-3206           LOGO Printed on recycled paper
               212/490-9000

     CAR--01S--2/99

                                 ANNUAL REPORT
--------------------------------------------------------------------------------

                        COLLEGE RETIREMENT EQUITIES FUND

                          AUDITED FINANCIAL STATEMENTS

                                   INCLUDING

                           STATEMENTS OF INVESTMENTS

                              for these Accounts:

                              Money Market

                              Bond Market

                              Social Choice

                              Global Equities

                              Growth

                              Equity Index

                              Inflation-Linked Bond

                              ----------------------

                              December 31, 1998


                                      CREF

As  required  by  the  Investment   Company  Act  of  1940,  CREF  provides  its
participants with this year-end annual report of the financial condition and portfolio holdings of the Money Market, Bond Market, Social Choice, Global Equities, Growth, Equity Index and Inflation-Linked Bond Accounts. CREF also provides an annual report to participants in the Stock Account. Semi-annual reports are also provided each year toward the end of August.

                        COLLEGE RETIREMENT EQUITIES FUND


          MONEY MARKET ACCOUNT               GLOBAL EQUITIES ACCOUNT
          BOND MARKET ACCOUNT                GROWTH ACCOUNT
          SOCIAL CHOICE ACCOUNT              EQUITY INDEX ACCOUNT

                          INFLATION-LINKED BOND ACCOUNT
                      INDEX TO AUDITED FINANCIAL STATEMENTS

                                DECEMBER 31, 1998

--------------------------------------------------------------------------------

                                                                            Page
                                                                            ----

Report of Management Responsibility ......................................     2

Report of Independent Auditors ...........................................     3

Audited Financial Statements:

   Statements of Assets and Liabilities ..................................     4

   Statements of Operations ..............................................     6

   Statements of Changes in Net Assets ...................................     8

   Notes to Financial Statements .........................................    10

   Statements of Investments:

     Money Market Account ................................................    20

     Bond Market Account .................................................    24

     Social Choice Account ...............................................    30

     Global Equities Account .............................................    38

     Growth Account ......................................................    55

     Equity Index Account ................................................    72

     Inflation-Linked Bond Account .......................................    99

Participant Voting Results ...............................................   100

CREF

--------------------------------------------------------------------------------

                      REPORT OF MANAGEMENT RESPONSIBILITY

To the Participants of
   College Retirement Equities Fund:

The accompanying financial statements of the Money Market, Bond Market, Social Choice, Global Equities, Growth, Equity Index and Inflation-Linked Bond Accounts of College Retirement Equities Fund ("CREF") are the responsibility of management. They have been prepared in accordance with generally accepted accounting principlas and gave been presented fairly and objectively in accordance with such principles.

CREF has established and maintains a strong system of internal controls designed to provide reasonable assurance that assets are properly safeguarded and transactions are properly executed in accordance with management's authorization, and to carry out the ongoing responsibilities of managementt for reliable financial statements. In addition, CREF's internal audit personnel provide a continuing review of the internal controls and operations of the CREF Accounts, and the internal Auditor regularly reports to the Audit Committee of the CREF Board of Trustees.

The accompanying financial statements have been audited by the independent auditing firm of Ernst & Young LLP. The independent auditors' report, which appears on the following page, expresses and independent opinion on the fairness of presentation of these financial statements.

The Audit Committee of the CREF Board of Trustees, consisting of trustees who are not officers of CREF, meets regularly with management, representatives of Ernst & Young LLP and internal audit personnel to review matters relating to financial reporting, internal controls and auditing. In addition to the annual audit of the financial statements of all the CREF Accounts by the independent auditing firm, the New York State Insurance Department, other state insurance departments and the Securities and Exchange Commission perform preiodic examinations of the CREF Accounts' operations.

                                        /s/ John H. Biggs
                                        ----------------------------
                                        Chairman, President and
                                        Chief Executive Officer


                                        /s/ Richard L. Gibbs
                                        ----------------------------
                                        Executive Vice President and
                                        Principal Accounting Officer

                        [LETTERHEAD OF ERNST & YOUNG LLP]

                         REPORT OF INDEPENDENT AUDITORS

To the Participants and Board of Trustees of College Retirement Equities Fund:

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of the Money Market, Bond Market, Social Choice, Global Equities, Growth, Equity Index and Inflation-Linked Bond Accounts of College Retirement Equities Fund ("CREF") as of December 31, 1998, and the related statements of operations for the year then ended and of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of CREF's management. Our responsibility is to express an opinion on these financial statements based on our audits. The condensed financial information for the year ended December 31, 1996 and the periods prior thereto were audited by other auditors, whose report dated February 6, 1997 expressed an unqualified opinion on such condensed financial information.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1998, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Money Market, Bond Market, Social Choice, Global Equities, Growth, Equity Index and Inflation-Linked Bond Accounts of CREF at December 31, 1998, and the results of their operations for the year then ended and changes in their net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.

                                        /s/ Ernst & Young LLP


February 5, 1999



       Ernst & Young LLP is a member of Ernst & Young International, Ltd.

COLLEGE RETIREMENT EQUITIES FUND

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 1998

(amounts in thousands, except per accumulation unit amounts)

                                                                             Money Market     Bond Market      Social Choice
                                                                               Account          Account            Account
                                                                             ------------     -----------      -------------
ASSETS
  Portfolio investments, at cost.....................................        $5,884,687        $3,973,307        $2,682,498
  Net unrealized appreciation (depreciation ) of portfolio investments              163            18,886         1,009,662
                                                                             ----------        ----------        ----------
  Portfolio investments, at value....................................         5,884,850         3,992,193         3,692,160
  Cash...............................................................             1,127             1,400               591
  Dividends and interest receivable..................................            28,912            30,713            16,101
  Receivable from securities transactions............................               110           401,643           220,434
  Amounts due from TIAA..............................................             1,066             1,372             2,758
                                                                             ----------        ----------        ----------
                                                         TOTAL ASSETS         5,916,065         4,427,321         3,932,044
                                                                             ----------        ----------        ----------
LIABILITIES

  Deposits for securities loaned--Note 4..............................               --           552,327           192,646
  Payable for securities transactions................................                --           819,091           396,391
                                                                             ----------        ----------        ----------
                                                    TOTAL LIABILITIES                --         1,371,418           589,037
                                                                             ----------        ----------        ----------
NET ASSETS

  Accumulation Fund..................................................         5,731,994         3,009,881         3,222,696
  Annuity Fund.......................................................           184,071            46,022           120,311
                                                                             ----------        ----------        ----------
                                                    TOTAL NET ASSETS         $5,916,065        $3,055,903        $3,343,007
                                                                             ==========        ==========        ==========
THOUSANDS OF ACCUMULATION UNITS OUTSTANDING--Notes 5 and 6............          312,358            57,481            37,211
                                                                               ========            ======            ======
NET ASSET VALUE, PER ACCUMULATION UNIT--Note 5........................           $18.35            $52.36            $86.61
                                                                                 ======            ======            ======


 Global Equities   Growth     Equity Index   Inflation-Linked
     Account       Account      Account        Bond Account
 ---------------  --------    ------------   ----------------

  $4,838,167     $5,952,355   $2,482,463       $140,810
   1,192,162      1,724,842      989,259         (1,074)
  ----------     ----------   ----------       --------
   6,030,329      7,677,197    3,471,722        139,736
      41,445          2,311          410             17
       4,968          4,679        3,762          1,981
      42,452         42,471           44             --
       3,358          5,754        3,039             90
  ----------     ----------   ----------       --------
   6,122,552      7,732,412    3,478,977        141,824
  ----------     ----------   ----------       --------


      46,964             --           --             --
      24,659         71,439       26,995             --
  ----------     ----------   ----------       --------
      71,623         71,439       26,995             --
  ----------     ----------   ----------       --------


   5,819,001      7,475,676    3,347,446        138,161
     231,928        185,297      104,536          3,663
  ----------     ----------   ----------       --------
  $6,050,929     $7,660,973   $3,451,982       $141,824
  ==========     ==========   ==========       ========
      81,825         98,862       47,997          5,112
      ======         ======       ======          =====
      $71.12         $75.62       $69.74         $27.03
      ======         ======       ======         ======


 See notes to financial statements.

COLLEGE RETIREMENT EQUITIES FUND

STATEMENTS OF OPERATIONS

(amounts in thousands)

                                                                            Money Market     Bond Market      Social Choice
                                                                               Account         Account           Account
                                                                            ------------     ------------     -------------
                                                                                          Year Ended December 31, 1998
                                                                            -----------------------------------------------
INVESTMENT INCOME
   Income:
     Interest...........................................................    $278,125         $137,370         $ 69,794
     Dividends..........................................................          --              953           23,530
                                                                            --------         --------         --------
                                                            TOTAL INCOME     278,125          138,323           93,324
                                                                            --------         --------         --------
   Expenses--Note 3:
     Investment.........................................................       3,080            1,727            2,087
     Operating..........................................................      11,962            5,213            6,588
                                                                            --------         --------         --------
                                                          TOTAL EXPENSES      15,042            6,940            8,675
                                                                            --------         --------         --------
     Fees paid indirectly...............................................          --               --                1
                                                                            --------         --------         --------
                                                            NET EXPENSES      15,042            6,940            8,674
                                                                            --------         --------         --------
                                                  INVESTMENT INCOME--NET     263,083          131,383           84,650
                                                                            --------         --------         --------
   REALIZED AND UNREALIZED GAIN ON TOTAL  INVESTMENTS--Note  4
     Net realized gain (loss) on:
       Portfolio investments............................................         (67)          45,281           57,952
       Futures transactions.............................................          --               --               --
       Foreign currency transactions....................................          --               --               --
                                                                            --------         --------         --------
                                                Net realized gain (loss)         (67)          45,281           57,952
                                                                            --------         --------         --------
     Net change in unrealized appreciation (depreciation) on:
       Portfolio investments............................................       1,203           (1,665)         340,114
       Futures transactions.............................................          --               --               --
       Translation of assets (other than portfolio investments)
         and liabilities denominated in foreign currencies..............          --               --               --
                                                                            --------         --------         --------
                    Net change in unrealized appreciation (depreciation)       1,203           (1,665)         340,114
                                                                            --------         --------         --------
            NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS       1,136           43,616          398,066
                                                                            --------         --------         --------
                    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    $264,219         $174,999         $482,716
                                                                            ========         ========         ========

    Global Equities  Growth   Equity Index  Inflation-Linked
      Account        Account     Account      Bond Account
    --------------   -------  ------------  ----------------
                  Year Ended December 31, 1998
    --------------------------------------------------------

    $ 10,012        $   11,877    $  2,035    $ 5,617
      68,322            32,344      40,141         --
    --------        ----------    --------    -------
      78,334            44,221      42,176      5,617
    --------        ----------    --------    -------

       9,610             8,435       1,921        117
      13,647            13,963       6,504        267
    --------        ----------    --------    -------
      23,257            22,398       8,425        384
    --------        ----------    --------    -------
           9                --          --         --
    --------        ----------    --------    -------
      23,248            22,398       8,425        384
    --------        ----------    --------    -------
      55,086            21,823      33,751      5,233
    --------        ----------    --------    -------


     402,149           801,309      26,959        (82)
      11,050            22,361       1,470         --
       4,078              (160)         --         --
    --------        ----------    --------    -------
     417,277           823,510      28,429        (82)
    --------        ----------    --------    -------

     463,187           870,370     519,533     (1,275)
          --             6,253         733         --

          66                 4          --         --
    --------        ----------    --------    -------
     463,253           876,627     520,266     (1,275)
    --------        ----------    --------    -------
     880,530         1,700,137     548,695     (1,357)
    --------        ----------    --------    -------
    $935,616        $1,721,960    $582,446    $ 3,876
    ========        ==========    ========    =======

See notes to financial statements.

COLLEGE RETIREMENT EQUITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

(amounts in thousands)

                                      Money Market Account              Bond Market Account              Social Choice Account
                                 ------------------------------- -------------------------------     -----------------------------
                                   Years Ended December 31,           Years Ended December 31,          Years Ended December 31,
                                 ---------------------------     -------------------------------    ------------------------------
                                      1998          1997              1998           1997                1998            1997
                                     ------        ------            ------         ------              ------          ------
FROM OPERATIONS
   Investment income--net......    $   263,083   $   215,013      $   131,383       $    75,230         $    84,650    $    64,966
   Net realized gain (loss) on
     total investments........             (67)          (17)          45,281            15,277              57,952         34,533
   Net change in unrealized
     appreciation
     (depreciation) on total
     investments..............           1,203           232           (1,665)           19,390             340,114        319,331
                                   -----------   -----------      -----------       -----------         -----------    -----------
                  NET INCREASE
                 IN NET ASSETS
                RESULTING FROM
                    OPERATIONS         264,219       215,228          174,999           109,897             482,716        418,830
                                   -----------   -----------      -----------       -----------         -----------    -----------
FROM PARTICIPANT
   TRANSACTIONS
   Premiums...................         433,743       347,966          217,168           143,544             354,892        280,886
                                   -----------   -----------      -----------       -----------         -----------    -----------
   Disbursements and transfers:
     Net transfers to (from)
       TIAA...................          76,723       139,824          (27,940)           (5,786)               (222)        (7,155)
     Net transfers to (from)
       other CREF Accounts....      (1,466,151)     (344,269)      (1,165,693)         (320,553)           (245,594)       (75,436)
     Annuity payments.........          29,286        20,937            7,318             3,572              10,469          6,924
     Withdrawals and
       repurchases............         337,703       267,929           61,279            33,351              46,245         32,003
     Death benefits...........           5,792         7,030            1,665             2,725               1,691          1,132
                                   -----------   -----------      -----------       -----------         -----------    -----------
           TOTAL DISBURSEMENTS
            AND TRANSFERS, NET      (1,016,647)       91,451       (1,123,371)         (286,691)           (187,411)       (42,532)
                                   -----------   -----------      -----------       -----------         -----------    -----------

       NET INCREASE (DECREASE)
                 IN NET ASSETS
                RESULTING FROM
                   PARTICIPANT
                  TRANSACTIONS       1,450,390       256,515        1,340,539           430,235             542,303        323,418
                                   -----------   -----------      -----------       -----------         -----------    -----------

                  NET INCREASE
                 IN NET ASSETS       1,714,609       471,743        1,515,538           540,132           1,025,019        742,248
NET ASSETS
   Beginning of period........       4,201,456     3,729,713        1,540,365         1,000,233           2,317,988      1,575,740
                                  ------------   -----------      -----------       -----------         -----------    -----------
   End of period..............    $  5,916,065   $ 4,201,456      $ 3,055,903       $ 1,540,365         $ 3,343,007    $ 2,317,988
                                  ============   ===========      ===========       ===========         ===========    ===========

             Global Equities Account          Growth Account              Equity Index Account
             ------------------------    ------------------------       ------------------------
             Years Ended December 31,    Years Ended December 31,       Years Ended December 31,
             ------------------------    ------------------------       ------------------------
               1998          1997         1998          1997             1998           1997
              ------        ------       ------        ------           ------         ------

          $    55,086  $    58,597     $    21,823    $    30,174    $    33,751      $    20,987

              417,277      560,335         823,510        374,778         28,429           27,214



              463,253      187,267         876,627        437,711        520,266          318,147
          -----------  -----------     -----------    -----------    -----------      -----------



              935,616      806,199       1,721,960        842,663        582,446          366,348
          -----------  -----------     -----------    -----------    -----------      -----------


              559,900      514,077         874,916        594,289        447,088          245,464
          -----------  -----------     -----------    -----------    -----------      -----------


               54,623       (9,063)        (53,572)      (110,601)       (36,240)         (62,402)

              524,020      144,157        (445,194)      (802,560)      (404,520)        (478,493)
               23,089       15,870          17,186          9,909          9,740            4,618

              103,745       88,942         105,337         67,977         49,838           26,448
                5,780        6,877           3,109          2,159          1,440              860
          -----------  -----------     -----------    -----------    -----------      -----------

              711,257      246,783        (373,134)      (833,116)      (379,742)        (508,969)
          -----------  -----------     -----------    -----------    -----------      -----------




            (151,357)      267,294       1,248,050      1,427,405        826,830          754,433
         -----------   -----------      ----------    -----------    -----------      -----------

              784,259    1,073,493       2,970,010      2,270,068      1,409,276        1,120,781

            5,266,670    4,193,177       4,690,963      2,420,895      2,042,706          921,925
          -----------  -----------     -----------    -----------    -----------      -----------
          $ 6,050,929  $ 5,266,670     $ 7,660,973    $ 4,690,963    $ 3,451,982      $ 2,042,706
          ===========  ===========     ===========    ===========    ===========      ===========


              Inflation-Linked Bond Account
       -------------------------------------------
                                January 13, 1997
          Year Ended         (date established) to
       December 31, 1998        December 31, 1997
       -----------------     ---------------------

          $   5,233             $   2,575

                (82)                  173



             (1,275)                  201
          ---------             ---------



              3,876                 2,949
          ---------             ---------


             10,543                53,466
          ---------             ---------


               (549)                 (450)

            (33,075)              (39,051)
                313                   100

              1,476                   236
                 10                    --
          ---------             ---------

            (31,825)              (39,165)
          ---------             ---------




             42,368                92,631
          ---------             ---------

             46,244                95,580

             95,580                    --
          ---------             ---------
          $ 141,824             $  95,580
          =========             =========

See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND

                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION

College Retirement Equities Fund ("CREF") was formed to aid and strengthen nonprofit educational and research organizations by providing their employees with variable retirement benefits.

CREF is registered with the Securities and Exchange Commission ("Commission") under the Investment Company Act of 1940 as an open-end, diversified management investment company. It consists of eight investment portfolios ("Accounts"). The accompanying financial statements are those of the Money Market Account, which invests in money market instruments; the Bond Market Account, which invests in a broad range of fixed-income securities; the Social Choice Account, which invests in a diversified portfolio of equity and fixed-income securities while giving special consideration to certain social criteria; the Global Equities Account, which invests in equity securities of foreign and domestic companies; the Growth Account, which invests in a diversified portfolio of equity securities that present opportunities for growth; the Equity Index Account, which invests in a diversified portfolio of equity securities selected to track the overall United States stock market; and the Inflation-Linked Bond Account, which invests primarily in inflation-indexed bonds. The eighth investment portfolio of CREF, the Stock Account, which invests primarily in equity securities, is not included in these financial statements.

The Inflation-Linked Bond Account was established on January 13, 1997 with a $50,000,000 investment by Teachers Insurance and Annuity Association of America ("TIAA"), a companion organization, which purchased 2,000,000 Accumulation Units at the established $25.00 initial Accumulation Unit Value. On May 1, 1997, the Inflation-Linked Bond Account was registered with the Commission under the Securities Act of 1933 and the Investment Company Act of 1940 as an additional series of CREF. On May 1, 1997, CREF began to offer Accumulation Units of the Inflation-Linked Bond Account to participants other than TIAA. TIAA's Accumulation Units shared in the pro rata investment experience and were subject to the same valuation procedures and expense deductions as all other Accumulation Units in the Account. At December 31, 1998, TIAA's investment in the Inflation-Linked Bond Account remained at 2,000,000 Accumulation Units, with a total value of $54,055,600.

TIAA-CREF Investment Management, LLC ("Investment Management"), a subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment advisory services for the CREF Accounts pursuant to an Investment Management Services Agreement with CREF. TIAA-CREF Individual & Institutional Services, Inc. ("Services"), a subsidiary of TIAA, which is registered with the Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc., provides administrative services for the CREF Accounts and performs distribution functions for CREF's certificates pursuant to a Principal Underwriting and Administrative Services Agreement with CREF. TIAA provides guarantees for the CREF Accounts for certain mortality and expense risks pursuant to an Immediate Annuity Purchase Rate Guarantee Agreement.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements may require management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Accounts, which are in conformity with generally accepted accounting principles.

Valuation of Investments: Securities listed or traded on any United States national securities exchange are valued at the last sales price as of the close of the principal securities exchange on which such securities are traded or, if there is no sale, at the mean of the last bid and asked prices on such exchange. Securities traded only in the over-the-counter market and quoted in the NASDAQ National Market System are valued at the last sales price, or at the mean of the last bid and asked prices if no sale is reported. All other over-the-counter securities are valued at the mean of the last bid and asked prices, except for bonds which are valued at the most recent bid price or the equivalent quoted yield of such bonds. Short-term money market instruments are stated at market value or amortized cost, which approximates market value. Foreign investments are valued at the closing price in the principal market where they are traded; local currencies are converted into U.S. dollars as described below under Foreign Currency Transactions and Translation. Stock index futures and options which are traded on commodities exchanges are valued at the last sale price as of the close of such commodities exchanges. Portfolio securities for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Finance Committee of the Board of Trustees and in accordance with the responsibilities of the Board as a whole.

                        COLLEGE RETIREMENT EQUITIES FUND

Accounting for Investments: Securities transactions are accounted for as of the date the securities are purchased or sold (trade date). Interest income is recorded as earned and, for short-term money market instruments, includes accrual of discount and amortization of premium. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as soon as the Accounts are informed of the ex-dividend date. Realized gains and losses on security transactions are accounted for on the average cost basis.

Foreign Currency Transactions and Translation: Foreign investments, bank deposits and forward foreign currency contracts are valued in U.S. dollars, based on the exchange rate at the end of the period. Investments traded in foreign currencies are translated at exchange rates prevailing on the respective dates traded. Income is translated at approximate rates prevailing when earned. Asset and liability accounts that are denominated in a foreign currency are translated at the prevailing exchange rate at the end of the period. The cumulative impact of changes in foreign exchange rates on portfolio investments sold during the period is reflected in the net realized gain (loss) on portfolio investments. The cumulative impact of changes in foreign exchange rates on portfolio investments held at the end of the period is reflected in the net change in unrealized appreciation (depreciation) on portfolio investments. Currency gains and losses arising from the settlement of forward foreign currency contracts, changes in exchange rates between the trade and settlement dates of portfolio investment transactions, and changes in exchange rates between the accrual and receipt dates for dividend and interest income are recorded as net realized gains (losses) on foreign currency transactions. For assets other than portfolio investments and liabilities, changes in foreign exchange rates are reflected in the net change in unrealized appreciation (depreciation) on translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies.

Securities Lending: The Accounts may lend portfolio securities to qualified institutions. Such loans are secured by collateral at least equal to 102% of the market value of the securities loaned for United States securities and 105% of the market value of securities loaned for foreign securities. An Account continues to receive income on the securities loaned and receives additional income from the lending transaction. Additionally, any change in the market value of the securities loaned is recognized by the Account. Although each transaction is collateralized, the Account would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Covered Call Options Written: The Accounts write (sell) covered call options to provide protection against adverse movements in the price of securities in the portfolio. When an option is written, an amount equal to the premium received is recorded as a liability; the liability is adjusted on a daily basis to the current market price of the option written and an unrealized gain or loss is recorded. Premiums received from writing options which expire unexercised are recognized as realized gains from option transactions on the expiration date. Premiums received from writing options which are exercised are added to the proceeds from the sale of the underlying securities in recognizing the net realized gain or loss on portfolio investments. In writing options, it is assumed that the option may be exercised at any time prior to the expiration of an Account's obligation as a writer, and that in such circumstances the net proceeds of the sale of the underlying securities pursuant to the call option may be below the prevailing market value.

Futures Contracts: The Accounts purchase futures contracts for the purpose of acquiring a position in a security or group of securities which the Accounts intend to purchase at a later date, or for cash management purposes to remain highly invested in the equity markets while minimizing transaction costs. The Accounts sell futures contracts for the purpose of offsetting changes in market value while withdrawing from a specific market. A financial futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses from futures transactions by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading.

Variation margin payments are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, a realized gain or loss from futures transactions is recorded, equal to the net variation margin received or paid over the period of the contract. The contractual amounts under futures contracts reflect the extent of an Account's exposure to off-balance sheet risk. The credit risk to such contracts is limited to the failure of the exchange or board of trade which acts as the counterparty to the Account's futures transactions.

                        COLLEGE RETIREMENT EQUITIES FUND

Forward Foreign Currency Contracts: The Accounts may enter into forward foreign currency contracts to purchase or sell foreign currency to accommodate foreign investment transactions. Forward foreign currency contracts are "marked-to-market" at the end of each day's trading. Daily changes in the value of such contracts are reflected in the net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies. When the contract is closed, payment is received or made and a realized gain or loss on foreign currency transactions is recognized, equal to the difference between the cost of the closing transaction and the basis in the contract. An Account may also enter into a forward foreign currency contract to offset an existing contract. Forward foreign currency contracts are entered into directly with a counterparty and an Account is exposed to the risk of default of such counterparty. The maximum potential loss from such risk is the aggregate face value in U.S. dollars at the time the contract is opened. There is no daily margin requirement for such contracts.

Repurchase Agreements: The Accounts enter into repurchase agreements with qualified institutions. Repurchase agreements involve the purchase of securities from an institution, subject to the seller's agreement to repurchase and the Accounts' agreement to resell such securities at a mutually-agreed upon price. Pursuant to the terms of the repurchase agreement, securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the agreed-upon repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Accounts will require the seller to deposit additional collateral by the next business day. If a request for additional collateral is not met, or if the seller defaults on its repurchase obligation, the Accounts maintain the right to sell the underlying securities at market value and pursue a claim for any remaining loss against the seller.

Securities Purchased on a When-Issued or Delayed Delivery Basis: The Accounts may purchase securities on a when-issued or delayed delivery basis. In addition to the normal market risks, this exposes the Accounts to the risk that the transaction may not be consummated.

Restricted Securities: Restricted securities held by the Accounts may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

Federal Income Taxes: CREF is taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("Code"), not as a regulated investment company under Subchapter M of the Code. CREF should incur no material federal income tax liability. Under the rules of taxation applicable to life insurance companies, CREF's Accumulation and Annuity Funds for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible.

NOTE 3--MANAGEMENT AGREEMENTS

Services necessary for the operation of CREF's Accounts are provided, at cost, by Investment Management and Services. Such services are provided in accordance with an Investment Management Services Agreement between CREF and Investment Management, and in accordance with a Principal Underwriting and Administrative Services Agreement between CREF and Services (see Note 1). Investment Management and Services receive management fee payments from the CREF Accounts on a daily basis according to formulas established each year with the objective of keeping the management fees as close as possible to each Account's actual expenses. Any differences between actual expenses and the management fees are adjusted quarterly.

Investment Management and Services generally pay directly for all third-party services provided for the benefit of the CREF Accounts. "Soft-dollar" arrangements for brokerage and other services are generally not utilized by the CREF Accounts. However, certain custodial fees are reduced based on the level of average cash balances on deposit with custodian banks during the period. The amount by which custodial fees were reduced under these expense offset agreements is reflected in the accompanying Statements of Operations as "Fees paid indirectly".

                        COLLEGE RETIREMENT EQUITIES FUND

NOTE 4--INVESTMENTS

At December 31, 1998, the market value of securities loaned, and collateral received in connection therewith, was comprised as follow:

                                                                                 Collateral
                                                              ------------------------------------------------
                                         Market Value                         Letters          United States
                                     of Securities Loaned      Cash           of Credit    Government Securities
                                      ------------------    -----------       ---------     -------------------
Bond Market Account....................  $539,698,300      $552,327,447    $ 4,283,215           $87,433
Social Choice Account..................   188,101,476       192,645,701      1,537,513                --
Global Equities Account................    61,260,564        46,964,235     17,687,122                --

At December 31, 1998, net unrealized appreciation (depreciation) of portfolio investments, consisting of gross unrealized appreciation and gross unrealized depreciation, were as follows:

                                                                    Gross            Gross          Net Unrealized
                                                                  Unrealized       Unrealized        Appreciation
                                                                Appreciation of  Depreciation of   (Depreciation) of
                                                                   Portfolio        Portfolio          Portfolio
                                                                  Investments      Investments        Investments
                                                                 -------------    -------------     --------------
Money Market Account..........................................$    1,335,764      $  1,172,940     $      162,824
Bond Market Account...........................................    29,831,808       10, 945,629         18,886,179
Social Choice Account......................................... 1,035,827,948        26,166,349      1,009,661,599
Global Equities Account....................................... 1,375,580,326       183,418,409      1,192,161,917
Growth Account................................................ 1,927,186,802       202,344,764      1,724,842,038
Equity Index Account.......................................... 1,115,888,816       126,629,838        989,258,978
Inflation-Linked Bond Account.................................       106,670         1,180,537         (1,073,867)

At December 31, 1998 the Growth and Equity Index Accounts held 418 and 40 open futures contracts, respectively, in the Standard & Poor's 500 Index, expiring in March 1999, with a value of $130,154,750 and $12,455,000, respectively and an unrealized gain of $5,699,757 and $674,716, respectively.

                        COLLEGE RETIREMENT EQUITIES FUND

Companies in which any of the Accounts held 5% or more of the outstanding voting shares are defined as "affiliated" in the Investment Company Act of 1940. At December 31, 1998, the total value of the Global Equities Account's investments in affiliated companies was $97,814,831. For the year ended December 31, 1998, total dividend income and net realized gain relating to such investments of the Global Equities Account were $3,158,677 and $9,299,939, respectively. At December 31, 1998 the total value of the Growth Account's investments in affiliated companies was $222,832,049. For the year ended December 31, 1998, total dividend income and net realized gain relating to such investments of the Growth Account were $120,009 and $19,129,926, respectively. For the other CREF Accounts covered by these financial statements, there were no other investments in affiliated companies.

Purchases and sales of portfolio securities, other than short-term money market instruments, for the Bond Market, Social Choice, Global Equities, Growth, Equity Index, and the Inflation-Linked Bond Accounts for the year ended December 31, 1998, were as follows:

                                                                Bond Market     Social Choice    Global Equities
                                                                  Account          Account          Account
                                                              ---------------   --------------   ---------------
Purchases:
  Unaffiliated issuers..................................      $12,592,962,149   $4,634,604,142   $5,681,784,148
  Affiliated issuers....................................                   --               --        8,902,969
                                                              ---------------   --------------   --------------
                                         TOTAL PURCHASES      $12,592,962,149   $4,634,604,142   $5,690,687,117
                                                              ===============   ==============   ==============
Sales:

  Unaffiliated issuers..................................      $11,133,989,472  $4,013,087,884   $5,763,801,516
  Affiliated issuers....................................                   --              --       18,005,438
                                                              ---------------  --------------   --------------
                                            TOTAL SALES       $11,133,989,472  $4,013,087,884   $5,781,806,954
                                                              ===============  ==============   ==============

                                                                    Growth        Equity Index  Inflation-Linked
                                                                    Account          Account      Bond Account
                                                                  -----------     -----------     -------------
Purchases:
  Unaffiliated issuers..................................       $6,509,613,728    $955,222,149      $89,910,138
  Affiliated issuers....................................          256,978,587              --               --
                                                               --------------    ------------      -----------
                                         TOTAL PURCHASES       $6,766,592,315    $955,222,149      $89,910,138
                                                               ==============    ============      ===========
Sales:

  Unaffiliated issuers..................................       $5,340,031,280    $106,686,488      $45,439,443
  Affiliated issuers....................................          171,577,342              --               --
                                                               --------------    ------------      -----------
                                            TOTAL SALES        $5,511,608,622    $106,686,488      $45,439,443
                                                               ==============    ============      ===========

                        COLLEGE RETIREMENT EQUITIES FUND

NOTE 5--CONDENSED FINANCIAL INFORMATION

Selected condensed financial information for an Accumulation Unit of each Account is presented below.

                                                                     Money Market Account
                                           --------------------------------------------------------------------
                                                               For the Years Ended December 31,
                                           --------------------------------------------------------------------
                                              1998           1997           1996           1995         1994
                                             -------        -------        -------        -------      -------
Per Accumulation Unit Data:
   Investment income.....................   $   .998      $   .953       $   .880       $   .910      $   .631
   Expenses..............................       .054          .046           .049           .048          .041
                                            --------      --------       --------       --------      --------
   Investment income--net.................      .944          .907           .831           .862          .590
   Net realized and unrealized gain (loss)
     on total investments................       .005          .001          (.003)          .009         (.012)
                                            --------      --------       --------       --------      --------
   Net increase in

     Accumulation Unit Value.............       .949          .908           .828           .871          .578
   Accumulation Unit Value:
     Beginning of year...................     17.402        16.494         15.666         14.795        14.217
                                            --------      --------       --------       --------      --------
    End of year..........................   $ 18.351      $ 17.402       $ 16.494       $ 15.666      $ 14.795
                                            ========      ========       ========       ========      ========

Total return.............................       5.45%         5.51%          5.28%          5.88%         4.07%
Ratios to Average Net Assets:
   Expenses..............................       0.30%         0.27%          0.30%          0.32%         0.28%
  Investment income--net..................      5.27%         5.35%          5.16%          5.64%         4.03%
Portfolio turnover rate..................       n/a           n/a            n/a            n/a           n/a
Thousands of Accumulation Units
   outstanding at end of year............    312,358       233,116        218,292        193,181       183,135

                                                                    Bond Market Account
                                           ----------------------------------------------------------------------
                                                               For the Years Ended December 31,
                                           ----------------------------------------------------------------------
                                              1998           1997           1996           1995         1994
                                             -------        -------        -------        -------      -------
Per Accumulation Unit Data:
  Investment income......................   $ 3.156       $ 3.081        $ 3.039        $ 2.863       $ 2.502
  Expenses...............................      .158          .134           .126           .123          .108
                                            -------       -------        -------        -------       -------
  Investment income--net..................    2.998         2.947          2.913          2.740         2.394
   Net realized and unrealized gain (loss)
     on total investments................     1.150         1.266         (1.600)         3.722        (3.897)
                                            -------       -------        -------        -------       -------
   Net increase (decrease) in

     Accumulation Unit Value.............     4.148         4.213          1.313          6.462        (1.503)
   Accumulation Unit Value:
     Beginning of year...................    48.215        44.002         42.689         36.227        37.730
                                            -------       -------        -------        -------       -------
    End of year..........................   $52.363      $ 48.215       $ 44.002        $42.689       $36.227
                                            =======       =======        =======        =======       =======

Total return.............................      8.60%         9.57%          3.08%         17.84%        (3.98%)
Ratios to Average Net Assets:
   Expenses..............................      0.32%         0.29%          0.30%          0.31%         0.29%
  Investment income--net..................     5.98%         6.44%          6.86%          6.93%         6.54%
Portfolio turnover rate..................    525.32%       398.77%        145.27%        185.11%       161.46%
Thousands of Accumulation Units
   outstanding at end of year............    57,481        31,654         22,611         19,522        14,939

                        COLLEGE RETIREMENT EQUITIES FUND

                                                                    Social Choice Account
                                           ----------------------------------------------------------------------
                                                               For the Years Ended December 31,
                                           ----------------------------------------------------------------------
                                              1998           1997           1996           1995           1994
                                             -------        -------        -------        -------        -------
Per Accumulation Unit Data:
   Investment income.....................   $  2.679       $ 2.396        $ 2.068        $ 1.832       $ 1.621
   Expenses..............................       .249          .193           .158           .144          .125
                                            --------       -------        -------        -------       -------
   Investment income--net.................     2.430         2.203          1.910          1.688         1.496
   Net realized and unrealized gain (loss)
     on total investments................     11.159        12.223          5.968          9.863        (2.015)
                                            --------       -------        -------        -------       -------
   Net increase (decrease) in

     Accumulation Unit Value.............     13.589        14.426          7.878         11.551         (.519)
   Accumulation Unit Value:
     Beginning of year...................     73.016        58.590         50.712         39.161        39.680
                                            --------       -------        -------        -------       -------
    End of year..........................   $ 86.605       $73.016        $58.590        $50.712       $39.161
                                            ========       =======        =======        =======       =======

Total return.............................      18.61%        24.62%         15.53%         29.49%        (1.31%)
Ratios to Average Net Assets:
   Expenses..............................       0.31%         0.30%          0.30%          0.32%         0.32%
  Investment income--net..................      3.07%         3.37%          3.58%          3.75%         3.80%
Portfolio turnover rate..................     147.90%        91.87%         40.93%         52.65%        49.06%
Thousands of Accumulation Units
   outstanding at end of year............     37,211        30,554         25,841         22,196        18,302

                                                                    Global Equities Account
                                           ----------------------------------------------------------------------
                                                               For the Years Ended December 31,
                                           ----------------------------------------------------------------------
                                              1998           1997           1996           1995         1994
                                             -------        -------        -------        -------      -------
Per Accumulation Unit Data:
   Investment income.....................   $   .902       $  .848        $  .751        $  .727       $  .687
   Expenses..............................       .268          .205           .167           .157          .134
                                            --------       -------        -------        -------       -------
   Investment income--net.................      .634          .643           .584           .570          .553
   Net realized and unrealized gain (loss)
     on total investments................     10.508         8.650          7.138          6.618         (.719)
                                            --------       -------        -------        -------       -------
   Net increase (decrease)  in

     Accumulation Unit Value.............     11.142         9.293          7.722          7.188         (.166)
   Accumulation Unit Value:
     Beginning of year...................     59.973        50.680         42.958         35.770        35.936
                                            --------       -------        -------        -------       -------
     End of year.........................   $ 71.115       $59.973        $50.680        $42.958       $35.770
                                            ========       =======        =======        =======       =======

Total return.............................      18.58%        18.34%         17.98%         20.09%        (0.46%)
Ratios to Average Net Assets:
   Expenses..............................       0.41%         0.38%          0.37%          0.40%         0.41%
  Investment income--net..................      0.97%         1.19%          1.28%          1.47%         1.71%
Portfolio turnover rate..................     103.31%        98.70%         88.84%         67.50%        51.63%
Thousands of Accumulation Units
   outstanding at end of year............     81,825        84,645         80,016         70,163        70,700

                        COLLEGE RETIREMENT EQUITIES FUND

                                                                         Growth Account
                                                  --------------------------------------------------------------
                                                                                                     April 4, 1994
                                                          For the Years Ended December 31,         (date established)
                                                    -------------------------------------------     to December 31,
                                                       1998       1997        1996       1995            1994(1)
                                                    ---------   ---------   --------- ---------         ---------
Per Accumulation Unit Data:
  Investment income............................     $  .482     $  .527    $  .484     $  .417          $ .398
   Expenses....................................        .244        .155       .119        .114            .084
                                                    -------     -------    -------     -------         -------
   Investment income--net.......................       .238        .372       .365        .303            .314
   Net realized and unrealized gain
     on total investments......................      18.475      12.219      8.638       8.891            .802
                                                    -------     -------    -------     -------         -------
   Net increase in

     Accumulation Unit Value...................      18.713      12.591      9.003       9.194           1.116
   Accumulation Unit Value:
     Beginning of period.......................      56.904      44.313     35.310      26.116          25.000
                                                    -------     -------    -------     -------         -------
    End of period..............................     $75.617     $56.904    $44.313     $35.310         $26.116
                                                    =======     =======    =======     =======         =======

Total return...................................       32.89%      28.41%     25.50%      35.20%           4.46%
Ratios to Average Net Assets:
   Expenses....................................        0.38%       0.34%      0.35%       0.43%           0.33%
   Investment income--net.......................       0.37%       0.82%      1.07%       1.13%           1.21%
Portfolio turnover rate........................       97.57%      53.27%     38.51%      24.42%          12.29%
Thousands of Accumulation Units
   outstanding at end of period................      98,862      80,370     53,201      32,375          10,446

                                                                         Equity Index Account
                                                  --------------------------------------------------------------
                                                                                                     April 4, 1994
                                                          For the Years Ended December 31,       (date established)
                                                    -------------------------------------------     to December 31,
                                                       1998       1997        1996       1995            1994(1)
                                                    ---------   ---------   --------- ---------         ---------
Per Accumulation Unit Data:
  Investment income............................     $  .953     $  .826    $  .773     $  .755         $  .552
  Expenses.....................................        .190        .141       .106        .100            .072
                                                    -------     -------    -------     -------         -------
  Investment income--net........................       .763        .685       .667        .655            .480
  Net realized and unrealized gain
     on total investments......................      12.789      12.672      6.936       8.703            .393
                                                    -------     -------    -------     -------         -------
   Net increase in

     Accumulation Unit Value...................      13.552      13.357      7.603       9.358            .873
   Accumulation Unit Value:
     Beginning of period.......................      56.191      42.834     35.231      25.873          25.000
                                                    -------     -------    -------     -------         -------
    End of period..............................     $69.743     $56.191    $42.834     $35.231         $25.873
                                                    =======     =======    =======     =======         =======

Total return...................................      24.12%       31.18%     21.58%      36.17%           3.49%
Ratios to Average Net Assets:
   Expenses....................................       0.31%        0.30%      0.30%       0.34%           0.27%
   Investment income--net.......................      1.24%        1.47%      1.87%       2.22%           1.83%
Portfolio turnover rate........................       3.98%        3.50%      7.85%       8.31%           1.33%
Thousands of Accumulation Units
   outstanding at end of period................     47,997       35,368     20,725      10,911           2,716

(1) The percentages shown for this period are not annualized.

                        COLLEGE RETIREMENT EQUITIES FUND

              NOTE 5--CONDENSED FINANCIAL INFORMATION--(Concluded)

                                                                           Inflation-Linked Bond Account
                                                                     ---------------------------------------
                                                                                               January 13, 1997
                                                                For the Year Ended          (date established) to
                                                                 December 31, 1998            December 31, 1997(1)
                                                                ------------------          ----------------------
Per Accumulation Unit Data:
  Investment income.............................................     $ 1.256                        $ 1.031
  Expenses......................................................        .086                           .067
                                                                     -------                        -------
  Investment income--net.........................................      1.170                           .964
  Net realized and unrealized gain (loss) on total investments..       (.260)                          .154
                                                                     -------                        -------
  Net increase in Accumulation Unit Value.......................        .910                          1.118
  Accumulation Unit Value:
     Beginning of period........................................      26.118                         25.000
                                                                     -------                        -------
    End of period...............................................     $27.028                        $26.118
                                                                     =======                        =======

Total return....................................................       3.48%                          4.47%
Ratios to Average Net Assets:
   Expenses.....................................................       0.33%                          0.25%
  Investment income--net.........................................      4.50%                          3.60%
Portfolio turnover rate.........................................      40.98%                         63.56%
Thousands of Accumulation Units outstanding at end of period....       5,112                          3,626


(1) The percentages shown for this period are not annualized.

                        COLLEGE RETIREMENT EQUITIES FUND

NOTE 6--ACCUMULATION UNITS

Changes in the number of Accumulation Units outstanding were as follows:

                                    Money Market Account          Bond Market Account          Social Choice Account
                                 ---------------------------  ---------------------------   ---------------------------
                                  Years Ended December 31,     Years Ended December 31,      Years Ended December 31,
                                 ---------------------------  ---------------------------   ---------------------------
                                     1998          1997           1998           1997          1998           1997
                                  -----------   -----------    -----------    -----------   -----------    -----------
Accumulation Units:
   Credited for premiums......    20,309,464     20,510,609      3,510,276     3,137,486      3,943,919     4,236,125
   Credited (cancelled) for
     transfers, disbursements and
     amounts applied to the
     Annuity Fund.............    58,933,328     (5,686,721)    22,316,290     5,905,434      2,713,496       476,429
   Outstanding:
     Beginning of year........   233,115,524    218,291,636     31,654,054    22,611,134     30,553,890    25,841,336
                                 -----------    -----------     ----------    ----------     ----------    ----------
     End of year..............   312,358,316    233,115,524     57,480,620    31,654,054     37,211,305    30,553,890
                                 ===========    ===========     ==========    ==========     ==========    ==========

                                   Global Equities Account          Growth Account             Equity Index Account
                                 ---------------------------  ---------------------------   ---------------------------
                                  Years Ended December 31,     Years Ended December 31,      Years Ended December 31,
                                 ---------------------------  ---------------------------   ---------------------------
                                     1998          1997           1998           1997          1998           1997
                                  -----------   -----------    -----------    -----------   -----------    -----------
Accumulation Units:
   Credited for premiums......     7,906,965      9,103,302     11,782,117    11,408,929      5,725,242     4,863,305
   Credited (cancelled) for
     transfers, disbursements and
     amounts applied to the
     Annuity Fund.............   (10,726,495)    (4,474,351)     6,710,301    15,760,341      6,903,285     9,780,337
   Outstanding:
     Beginning of year........    84,644,864     80,015,913     80,369,823    53,200,553     35,368,353    20,724,711
                                  ----------     ----------     ----------    ----------     ----------    ----------
     End of year..............    81,825,334     84,644,864     98,862,241    80,369,823     47,996,880    35,368,353
                                  ==========     ==========     ==========    ==========     ==========    ==========

                                 Inflation-Linked Bond Account

                               --------------------------------------
                                                     January 13, 1997
                                  Year Ended        (date established)
                               December 31, 1998     December 31, 1997
                               -----------------     -----------------
Accumulation Units:
  Credited for premiums.......       246,599             2,133,619
  Credited for transfers,
    disbursements and
    amounts applied to the
    Annuity Fund..............     1,239,193             1,492,416
  Outstanding:
    Beginning of period.......     3,626,035                    --
                                   ---------             ---------
    End of period.............     5,111,827             3,626,035
                                   =========             =========

NOTE 7--LINE OF CREDIT

The Stock, Social Choice, Global Equities, Growth, Equity Index and Inflation-Linked Bond Accounts share in a $1.95 billion unsecured revolving credit facility for temporary or emergency purposes, including, without limitation, the funding of participant redemptions that otherwise might require the untimely disposition of securities. An annual commitment fee is charged for this facility, which is allocated among the participating Accounts. Interest associated with any borrowing under the credit facility will be charged to the borrowing Accounts at rates which are based on the Federal Funds Rate in effect during the time of the borrowing. For the year ended December 31, 1998, there were no borrowings under the credit facility.

                        COLLEGE RETIREMENT EQUITIES FUND
                 STATEMENT OF INVESTMENTS--MONEY MARKET ACCOUNT
                               DECEMBER 31, 1998


                               SUMMARY BY INDUSTRY
                                      (000)

                                              VALUE         %
                                              -----       -----

SHORT TERM INVESTMENTS
  BANK NOTES ...........................     $  172,096     2.91%
  CERTIFICATES OF DEPOSIT ..............        523,483     8.85
  COMMERCIAL PAPER .....................      4,093,401    69.19
  MEDIUM TERM BONDS ....................         31,440     0.53
  U.S. GOVERNMENT & AGENCIES ...........        201,767     3.41
  VARIABLE RATE NOTES ..................        862,663    14.58
                                             ----------    -----
TOTAL SHORT TERM INVESTMENTS
 (Cost $5,884,687) .....................      5,884,850    99.47
                                             ----------    -----
TOTAL PORTFOLIO
 (Cost $5,884,687) .....................      5,884,850    99.47
   OTHER ASSETS & LIABILITIES, NET .....         31,215     0.53
                                             ----------    -----
NET ASSETS .............................     $5,916,065   100.00%
                                             ==========   ======

                    =======================================

                                                         VALUE
   PRINCIPAL                                              (000)
   ---------                                              -----

SHORT TERM INVESTMENTS--99.47%

 BANK NOTES--2.91%

                 BANC ONE (MILWAUKEE) NA

$10,000,000        5.550%, 01/29/99 ..............     $  10,000
                 BANK OF NEW YORK

 24,000,000        5.570%, 03/17/99 ..............        24,015
 25,000,000        5.750%, 05/14/99 ..............        25,047
                 FCC NATIONAL BANK
 20,000,000        5.100%, 01/21/99 ..............        19,998
                 FIRST NATIONAL BANK OF CHICAGO
 25,000,000        5.740%, 05/07/99 ..............        25,043
                 HUNTINGTON NATIONAL BANK
 25,000,000        5.625%, 01/12/99 ..............        24,999
                 WACHOVIA BANK, NATIONAL ASSOCIATION
 43,000,000        5.070%, 01/22/99 ..............        42,994
                                                       ---------
                                                         172,096
                                                       ---------
 CERTIFICATES OF DEPOSIT--8.85%
                 ABBEY NATIONAL TREASURY SERVICES

 25,000,000        5.590%, 02/03/99 ..............        25,003
                 BANK OF AMERICA
 20,000,000        5.200%, 02/08/99 ..............        19,999
                 BANK OF MONTREAL
 15,000,000        5.750%, 05/10/99 ..............        15,027
                 BARCLAYS BANK PLC
 25,000,000        5.530%, 02/23/99 ..............        25,001
                 CANADIAN IMPERIAL BANK OF COMMERCE
 25,000,000        5.450%, 01/07/99 ..............        25,000
 11,000,000        4.980%, 03/26/99 ..............        10,997
                 CREDIT AGRICOLE
 17,000,000        5.750%, 05/19/99 ..............        17,033
 20,000,000        5.750%, 05/21/99 ..............        20,040
                 CREDIT SUISSE
 15,000,000        5.720%, 03/11/99 ..............        15,013
 25,000,000        5.700%, 03/26/99 ..............        25,025
 10,000,000        5.800%, 04/27/99 ..............        10,018
                 DEUTSCHE BANK
 25,000,000        5.600%, 02/16/99 ..............        25,008
                 DRESDNER BANK
$23,000,000       5.450%, 01/07/99 ...............     $  23,000
                 FIRST NATIONAL BANK OF CHICAGO
 25,000,000        5.520%, 02/16/99 ..............        25,001
                 NATIONAL WESTMINSTER BANK PLC
 10,000,000        5.737%, 05/07/99 ..............        10,017
                 RABOBANK
 25,000,000        5.630%, 03/24/99 ..............        25,020
 10,000,000        5.700%, 04/20/99 ..............        10,013
 20,000,000        5.750%, 05/14/99 ..............        20,038
 10,000,000        5.740%, 05/19/99 ..............        10,019
                 REGIONS BANK (ALABAMA)
 25,000,000        5.770%, 05/21/99 ..............        25,076
                 ROYAL BANK OF CANADA
 22,000,000        5.645%, 03/09/99 ..............        22,015
                 SWISS BANK CORP
 25,000,000        5.635%, 03/22/99 ..............        25,020
                 TORONTO DOMINION BANK
 25,000,000        5.640%, 06/18/99 ..............        25,050
 20,000,000        5.650%, 07/09/99 ..............        20,048
                 WESTDEUTSCHE LANDESBANK
 50,000,000        5.310%, 02/16/99 ..............        50,002
                                                       ---------
                                                         523,483
                                                       ---------

 COMMERCIAL PAPER--69.19%

                 ABN AMRO NORTH AMERICA FINANCE, INC
 22,700,000        5.100%, 03/30/99 ..............        22,425
                 AMERICAN EXPRESS CREDIT CORP
 50,000,000        5.140%, 01/14/99 ..............        49,901
 50,000,000        5.140%, 01/15/99 ..............        49,894
 50,000,000        5.000%, 01/19/99 ..............        49,869
                 AMERICAN HOME PRODUCTS
 45,000,000        5.250%, 01/04/99 ..............        44,980
 20,800,000        5.150%, 03/05/99 ..............        20,619
                 ANHEUSER-BUSCH CO
 22,200,000        5.125%, 01/28/99 ..............        22,113
                 ASSET SECURITIZATION COOP CORP
 50,000,000      ~ 5.250%, 01/20/99 ..............        49,861
 25,000,000      ~ 5.400%, 01/21/99 ..............        24,927
 25,000,000      ~ 5.180%, 01/28/99 ..............        24,902
 50,000,000      ~ 5.180%, 02/18/99 ..............        49,643
                 ASSOCIATES CORP OF NORTH AMERICA
 25,000,000        5.150%, 01/08/99 ..............        24,974
                 ATLANTIC RICHFIELD CO
 50,000,000      ~ 5.050%, 02/25/99 ..............        49,586
 19,000,000        5.040%, 03/05/99 ..............        18,834
                 BETA FINANCE, INC
 30,000,000      ~ 5.250%, 01/06/99 ..............        29,978
  8,000,000      ~ 5.120%, 01/15/99 ..............         7,983
 12,000,000      ~ 5.280%, 01/15/99 ..............        11,975
 40,000,000      ~ 5.150%, 01/25/99 ..............        39,861
 25,000,000      ~ 4.890%, 05/19/99 ..............        24,950
                 CANADIAN IMPERIAL HOLDINGS, INC
 50,000,000        5.200%, 01/13/99 ..............        49,909
                 CAROLINA POWER & LIGHT CO
 50,000,000        5.250%, 02/04/99 ..............        49,752

                       See notes to financial statements.

                                                         VALUE
   PRINCIPAL                                              (000)
   ---------                                              -----

 COMMERICAL PAPER--(CONTINUED)

                 CATERPILLAR FINANCIAL SERVICES CORP
$25,000,000        5.020%, 01/12/99 ..............     $  24,958
                 CHRYSLER FINANCIAL CORP
 25,000,000        5.190%, 01/05/99 ..............        24,985
 39,000,000        5.100%, 01/20/99 ..............        38,892
                 CIESCO LP
  8,800,000        5.150%, 01/11/99 ..............         8,787
 35,000,000        5.130%, 01/13/99 ..............        34,936
 35,000,000      ~ 5.350%, 01/14/99 ..............        34,932
  5,000,000        5.000%, 01/15/99 ..............         4,989
 40,000,000      ~ 5.050%, 01/20/99 ..............        39,889
  5,800,000        5.200%, 02/03/99 ..............         5,772
                 CIGNA CORP
 25,000,000        5.150%, 01/04/99 ..............        24,989
 25,000,000        5.350%, 01/13/99 ..............        24,955
                 CIT GROUP HOLDINGS, INC
 54,400,000        5.070%, 01/26/99 ..............        54,203
 25,000,000        5.160%, 01/29/99 ..............        24,899
                 CITIGROUP, INC
  5,000,000        5.150%, 02/01/99 ..............         4,978
                 COCA COLA CO
 50,000,000        5.030%, 03/19/99 ..............        49,469
                 COCA COLA ENTERPRISES, INC
 37,000,000        5.250%, 01/28/99 ..............        36,823
 12,000,000        5.120%, 01/29/99 ..............        11,943
 11,400,000        5.240%, 02/08/99 ..............        11,326
 15,000,000        5.150%, 03/18/99 ..............        14,840
                 COMMERCIAL CREDIT CO
 25,000,000        5.180%, 01/19/99 ..............        24,934
 25,000,000        5.320%, 01/25/99 ..............        24,913
 20,000,000        5.100%, 02/01/99 ..............        19,907
                 COOPER INDUSTRIES, INC
 48,000,000        5.250%, 01/04/99 ..............        47,979
 23,000,000        5.300%, 01/04/99 ..............        22,990
                 CORPORATE ASSET FUNDING CORP, INC
  8,140,000      ~ 5.450%, 01/04/99 ..............         8,136
 32,900,000      ~ 5.200%, 01/06/99 ..............        32,875
  8,000,000      ~ 5.150%, 01/12/99 ..............         7,987
 25,000,000      ~ 5.270%, 01/21/99 ..............        24,927
 25,000,000      ~ 5.230%, 01/25/99 ..............        24,913
 25,000,000      ~ 5.150%, 02/12/99 ..............        24,848
  9,725,000      ~ 5.080%, 03/08/99 ..............         9,636
                 DEERE & CO
 50,000,000        5.310%, 01/19/99 ..............        49,869
                 DELAWARE FUNDING CORP
 50,000,000      ~ 5.430%, 01/05/99 ..............        49,970
 10,000,000      ~ 5.220%, 01/06/99 ..............         9,993
 50,000,000      ~ 5.400%, 01/19/99 ..............        49,869
 11,700,000      ~ 5.330%, 01/26/99 ..............        11,658
 23,000,000      ~ 5.330%, 02/10/99 ..............        22,867
                 DUKE ENERGY CORP
 50,000,000        5.250%, 01/06/99 ..............        49,964
                 DUPONT (E.I.) DE NEMOURS & CO
 25,000,000        5.300%, 01/11/99 ..............        24,963
 25,000,000        5.300%, 01/12/99 ..............        24,960
 21,000,000        5.100%, 01/14/99 ..............        20,959
 50,000,000        5.110%, 02/05/99 ..............        49,744
 20,655,000        5.150%, 02/05/99 ..............        20,549
                 ENTERPRISE FUNDING CORP
 17,161,000      ~ 5.500%, 01/14/99 ..............        17,127
 26,693,000      ~ 5.550%, 01/15/99 ..............        26,636
  3,000,000      ~ 5.380%, 01/29/99 ..............         2,987
                 FLORIDA POWER & LIGHT CO
 20,000,000      ~ 5.220%, 02/05/99 ..............        19,899
                 FLORIDA POWER CORP
$15,000,000        5.270%, 01/04/99 ..............     $  14,993
 15,000,000        5.270%, 01/05/99 ..............        14,991
 13,000,000        5.270%, 01/06/99 ..............        12,990
 10,000,000        5.270%, 01/08/99 ..............         9,990
                 FORD MOTOR CREDIT CO
 19,700,000        5.110%, 01/05/99 ..............        19,688
 10,000,000        5.100%, 01/07/99 ..............         9,991
  2,100,000        5.120%, 01/08/99 ..............         2,098
 60,000,000        5.140%, 01/21/99 ..............        59,824
 20,000,000        5.030%, 01/22/99 ..............        19,939
                 FORTUNE BRANDS
 24,000,000      ~ 5.460%, 01/14/99 ..............        23,953
 25,000,000      ~ 5.300%, 01/15/99 ..............        24,947
 25,000,000        5.100%, 01/21/99 ..............        24,927
 10,000,000      ~ 5.300%, 01/22/99 ..............         9,969
 25,000,000      ~ 5.120%, 01/29/99 ..............        24,899
                 GENERAL ELECTRIC CAPITAL CORP
 25,000,000        5.170%, 01/19/99 ..............        24,934
 25,000,000        5.330%, 01/21/99 ..............        24,927
                 GENERAL MOTORS ACCEPTANCE CORP
 30,162,000        5.490%, 01/13/99 ..............        30,107
 33,000,000        5.180%, 01/15/99 ..............        32,930
 24,000,000        5.070%, 01/29/99 ..............        23,903
  6,265,000        5.110%, 02/08/99 ..............         6,231
  1,700,000        5.210%, 02/09/99 ..............         1,690
 50,000,000        5.210%, 02/10/99 ..............        49,711
                 GOLDMAN SACHS GROUP LP
 25,000,000        5.450%, 02/17/99 ..............        24,825
 25,000,000        5.450%, 02/26/99 ..............        24,790
                 GTE CORP
 25,000,000      ~ 5.550%, 01/11/99 ..............        24,961
 12,000,000      ~ 5.400%, 01/29/99 ..............        11,952
 13,300,000      ~ 5.250%, 02/03/99 ..............        13,236
 19,000,000      ~ 5.480%, 02/12/99 ..............        18,885
                 GTE FUNDING, INC
 23,710,000        5.500%, 01/22/99 ..............        23,634
 12,500,000        5.120%, 02/02/99 ..............        12,443
  8,000,000        5.200%, 02/08/99 ..............         7,956
 50,000,000        5.250%, 02/12/99 ..............        49,694
                 HOUSEHOLD FINANCE CORP
 50,000,000        5.100%, 01/08/99 ..............        49,948
                 JOHN DEERE CAPITAL CORP
 50,000,000        5.320%, 01/25/99 ..............        49,826
 19,150,000        6.500%, 09/20/99 ..............        19,328
                 JOHNSON & JOHNSON CO
  2,350,000      ~ 5.080%, 01/21/99 ..............         2,343
                 MAY DEPARTMENT STORES CO
 11,200,000        5.225%, 01/08/99 ..............        11,189
                 MCGRAW-HILL COS, INC
  7,000,000        5.170%, 02/22/99 ..............         6,945
                 MONSANTO CO
 21,306,000      ~ 5.170%, 01/08/99 ..............        21,279
 10,000,000      ~ 5.100%, 02/12/99 ..............         9,939
                 MORGAN STANLEY DEAN WITTER
 22,550,000        5.450%, 01/22/99 ..............        22,481
                 MOTOROLA CREDIT CORP
 25,000,000        5.140%, 02/02/99 ..............        24,883
                 MOTOROLA, INC
 75,000,000        5.125%, 02/02/99 ..............        74,650
                 NATIONAL RURAL UTILITIES COOP FINANCE
 17,000,000        5.120%, 01/14/99 ..............        16,966
 40,000,000        5.270%, 01/20/99 ..............        39,889
 25,000,000        5.120%, 01/27/99 ..............        24,906
 40,000,000        5.010%, 02/09/99 ..............        39,772

                       See notes to financial statements.

                                                         VALUE
   PRINCIPAL                                              (000)
   ---------                                              -----

 COMMERICAL PAPER--(CONTINUED)

                 PACIFICORP
$30,000,000        5.120%, 01/26/99 ..............     $  29,892
  2,700,000        5.100%, 02/11/99 ..............         2,684
                 PARK AVENUE RECEIVABLES CORP
 17,000,000      ~ 5.450%, 01/20/99 ..............        16,952
  6,000,000      ~ 5.270%, 01/22/99 ..............         5,982
 25,000,000      ~ 5.320%, 01/25/99 ..............        24,913
 43,500,000      ~ 5.490%, 02/08/99 ..............        43,258
 25,000,000      ~ 5.280%, 02/09/99 ..............        24,857
  8,000,000      ~ 5.320%, 02/10/99 ..............         7,954
 26,500,000      ~ 5.370%, 02/10/99 ..............        26,347
                 PENNEY (J.C.) FUNDING CORP
 26,000,000      ~ 5.240%, 01/29/99 ..............        25,895
 15,000,000      ~ 5.300%, 01/29/99 ..............        14,939
 16,950,000      ~ 5.310%, 01/29/99 ..............        16,882
 17,000,000      ~ 5.130%, 02/03/99 ..............        16,918
 15,700,000      ~ 5.250%, 02/19/99 ..............        15,585
 18,000,000      ~ 5.230%, 02/26/99 ..............        17,848
 11,000,000      ~ 4.900%, 03/05/99 ..............        10,904
  3,400,000      ~ 4.920%, 03/12/99 ..............         3,367
 12,030,000      ~ 5.020%, 04/19/99 ..............        11,853
                 RECEIVABLES CAPITAL CORP
 50,000,000      ~ 5.450%, 01/21/99 ..............        49,854
 14,364,000      ~ 5.280%, 02/04/99 ..............        14,293
 20,000,000      ~ 5.030%, 02/22/99 ..............        19,844
                 RESEAU FERRE DE FRANCE
 60,000,000        5.300%, 01/20/99 ..............        59,833
 25,000,000        5.070%, 03/02/99 ..............        24,792
 15,000,000        5.060%, 03/10/99 ..............        14,859
                 SAINT PAUL COS
 20,000,000      ~ 5.300%, 01/14/99 ..............        19,961
 20,000,000      ~ 5.230%, 01/29/99 ..............        19,919
                 SC JOHNSON & SON, INC
 10,000,000      ~ 5.350%, 01/14/99 ..............         9,980
 17,000,000      ~ 5.230%, 01/15/99 ..............        16,964
 25,000,000      ~ 5.100%, 01/20/99 ..............        24,931
  7,000,000      ~ 5.200%, 01/21/99 ..............         6,980
 29,400,000      ~ 5.100%, 01/22/99 ..............        29,310
 20,000,000      ~ 5.400%, 01/25/99 ..............        19,931
 10,000,000      ~ 5.080%, 01/28/99 ..............         9,961
 10,000,000      ~ 5.200%, 01/29/99 ..............         9,960
                 SEARS ROEBUCK ACCEPTANCE CORP
 21,700,000        5.190%, 01/29/99 ..............        21,612
                 SWEDISH EXPORT CREDIT CORP
 25,000,000        5.110%, 01/20/99 ..............        24,931
 22,000,000        5.000%, 01/25/99 ..............        21,924
 45,610,000        4.760%, 03/22/99 ..............        45,107
                 THE STANLEY WORKS
 25,000,000      ~ 5.100%, 02/01/99 ..............        24,884
 16,000,000      ~ 5.090%, 02/11/99 ..............        15,905
 28,000,000      ~ 5.230%, 02/19/99 ..............        27,796
 23,500,000      ~ 5.100%, 02/22/99 ..............        23,316
 19,000,000      ~ 5.030%, 03/10/99 ..............        18,822
  4,567,000      ~ 5.050%, 03/18/99 ..............         4,519
                 TORONTO DOMINION HOLDINGS (U.S.)
 27,915,000        5.120%, 03/01/99 ..............        27,687
 45,000,000        5.065%, 03/04/99 ..............        44,614
                 XEROX CAPITAL (EUROPE) PLC
 19,200,000        5.010%, 01/22/99 ..............        19,141
 11,000,000        5.150%, 01/22/99 ..............        10,966
 20,000,000        5.160%, 01/22/99 ..............        19,939
                 XEROX CREDIT CORP
$50,000,000        5.150%, 01/06/99 ..............    $   49,963
 10,000,000        5.100%, 01/28/99 ..............         9,961
                                                      ----------
                                                       4,093,401
                                                      ----------
 MEDIUM TERM BONDS--0.53%
                 CHASE MANHATTAN CORP
  8,000,000        7.580%, 07/23/99 ..............         8,105
                 FORD MOTOR CREDIT CO
  5,205,000        7.250%, 05/15/99 ..............         5,244
  8,941,000        6.375%, 09/15/99 ..............         9,016
                 FORTUNE BRANDS
  9,000,000        7.500%, 05/15/99 ..............         9,075
                                                      ----------
                                                          31,440
                                                      ----------
 U.S. GOVERNMENT & AGENCIES--3.41%
                 FEDERAL FARM CREDIT BANK
 22,000,000        5.300%, 02/02/99 ..............        22,005
                 FEDERAL HOME LOAN MORTGAGE CORP
 17,135,000        5.000%, 02/26/99 ..............        17,001
 50,000,000        4.980%, 03/09/99 ..............        49,566
                 FEDERAL NATIONAL MORTGAGE ASSOCIATION
 50,000,000        4.990%, 03/11/99 ..............        49,553
 64,250,000        4.980%, 03/15/99 ..............        63,642
                                                      ----------
                                                         201,767
                                                      ----------
 VARIABLE RATE NOTES--14.58%
                 ABBEY NATIONAL TREASURY SERVICES
 25,000,000        4.790%, 07/20/99 ..............        24,975
                 AMERICAN EXPRESS CENTURION BANK
 25,000,000        5.520%, 01/04/99 ..............        25,000
 15,000,000        5.483%, 05/14/99 ..............        14,993
 15,000,000        5.010%, 06/04/99 ..............        14,994
                 ASSOCIATES CORP OF NORTH AMERICA
 50,000,000        4.900%, 01/04/99 ..............        49,999
                 BANK OF AMERICA
 11,000,000        5.902%, 05/17/99 ..............        11,021
                 BANK OF MONTREAL
 34,000,000        4.850%, 07/22/99 ..............        33,950
                 BETA FINANCE, INC
 25,000,000      ~ 5.050%, 05/19/99 ..............        24,838
                 CATERPILLAR FINANCIAL SERVICES CORP
 30,500,000        5.291%, 05/05/99 ..............        30,476
                 COLGATE-PALMOLIVE CO
 20,000,000        5.090%, 08/25/99 ..............        19,970
                 CORESTATES BANK NA (PHILADELPHIA)
  5,000,000        5.574%, 01/29/99 ..............         4,999
                 FIRST UNION NATIONAL BANK (CHARLOTTE)
 25,000,000        4.900%, 05/17/99 ..............        24,978
                 FIRST UNION NATIONAL BANK, NC
 25,000,000        4.700%, 04/30/99 ..............        24,983
 25,000,000        4.710%, 08/20/99 ..............        24,968
 25,000,000        4.710%, 09/24/99 ..............        24,965
                 FLEET NATIONAL BANK
 20,000,000        4.800%, 05/11/99 ..............        19,978
                 FEDERAL NATIONAL MORTGAGE ASSOCIATION
  8,000,000        4.740%, 05/28/99 ..............         7,994
                 GENERAL MOTORS ACCEPTANCE CORP
  5,000,000        5.149%, 04/28/99 ..............         4,996
                 GOLDMAN SACHS GROUP LP
 13,000,000        5.259%, 02/01/99 ..............        12,997
  7,000,000        5.300%, 02/24/99 ..............         6,997
                 HOUSEHOLD FINANCE CORP
 25,000,000        5.162%, 04/29/99 ..............        24,975
 25,000,000        5.120%, 05/28/99 ..............        24,988
 25,000,000        5.210%, 07/19/99 ..............        24,955

                       See notes to financial statements.

                                                         VALUE
   PRINCIPAL                                              (000)
   ---------                                              -----

 VARIABLE RATE NOTES--(CONTINUED)

                 INTERNATIONAL BUSINESS MACHINES CORP
$25,000,000        5.050%, 05/21/99 ..............    $   24,970
 25,000,000        5.293%, 10/19/99 ..............        24,970
                 J.P. MORGAN & CO
 20,000,000        4.830%, 02/24/99 ..............        19,987
 10,000,000        5.481%, 07/07/99 ..............         9,986
                 KEY BANK
 25,000,000        4.870%, 01/14/99 ..............        24,998
 18,000,000        4.800%, 02/24/99 ..............        17,990
  7,000,000        4.830%, 06/21/99 ..............         6,990
                 MORGAN STANLEY DEAN WITTER
 20,000,000        5.481%, 03/01/99 ..............        19,998
                 NATIONSBANK NA
 15,000,000        4.830%, 04/27/99 ..............        14,982
                 PEPSICO, INC
 25,000,000        5.209%, 08/19/99 ..............        24,963
                 PNC BANK
 25,000,000        4.830%, 05/14/99 ..............        24,968
                 PNC BANK NA
 20,000,000        5.499%, 07/27/99 ..............        19,974
  5,000,000        5.543%, 10/13/99 ..............         4,997
                 ROYAL BANK OF CANADA
 25,000,000        4.795%, 07/06/99 ..............        24,975
 25,000,000        4.790%, 09/10/99 ..............        24,975
                 SEARS ROEBUCK ACCEPTANCE CORP
 25,000,000        5.506%, 03/26/99 ..............        24,990
                 STUDENT LOAN MARKETING ASSOCIATION
 25,000,000        4.800%, 10/20/99 ..............        24,975
                 SUNTRUST
 15,000,000        5.406%, 06/18/99 ..............        15,008
                 U.S. BANCORP
 25,000,000        5.476%, 09/13/99 ..............        24,978
                                                      ----------
                                                         862,663
                                                      ----------
               TOTAL SHORT TERM INVESTMENTS
                (Cost $5,884,687) ................     5,884,850
                                                      ----------
               TOTAL PORTFOLIO
                (Cost $5,884,687) ................    $5,884,850
                                                      ==========
------------------------
~ Commercial  Paper issued under the Private  Placement  exemption under Section
  4(2) of the Securities Act of 1933, as amended.

See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND
                 STATEMENT OF INVESTMENTS--BOND MARKET ACCOUNT
                               DECEMBER 31, 1998

                              SUMMARY BY INDUSTRY
                                     (000)


                                               VALUE        %
                                               -----      -----

BONDS

 CORPORATE BONDS
  ASSET BACKED ..........................    $ 120,733    3.95%
  AUTO REPAIR, SERVICES AND PARKING .....        5,196    0.17
  BUSINESS SERVICES .....................       14,956    0.49
  CHEMICALS AND ALLIED PRODUCTS .........       15,029    0.49
  COMMUNICATIONS ........................      100,538    3.29
  DEPOSITORY INSTITUTIONS ...............       48,291    1.58
  EATING AND DRINKING PLACES ............       10,001    0.33
  ELECTRIC, GAS, AND SANITARY SERVICES ..       78,228    2.56
  FOOD AND KINDRED PRODUCTS .............       35,403    1.16
  FOOD STORES ...........................        4,008    0.13
  GENERAL MERCHANDISE STORES ............        5,040    0.16
  HEALTH SERVICES .......................       10,094    0.33
  HOLDING AND OTHER INVESTMENT OFFICES ..       18,264    0.60
  INDUSTRIAL MACHINERY AND EQUIPMENT ....       39,543    1.29
  INSTRUMENTS AND RELATED PRODUCTS ......       12,908    0.42
  INSURANCE CARRIERS ....................       24,978    0.82
  MISCELLANEOUS RETAIL ..................       12,954    0.42
  MOTION PICTURES .......................       14,947    0.49
  NATIONAL SECURITY AND INTERNATIONAL
   AFFAIRS ..............................       10,768    0.35
  NONDEPOSITORY INSTITUTIONS ............      113,179    3.70
  OIL AND GAS EXTRACTION ................       10,828    0.35
  PERSONAL SERVICES .....................       28,417    0.93
  PETROLEUM AND COAL PRODUCTS ...........        3,028    0.10
  PRINTING AND PUBLISHING ...............       10,523    0.34
  RAILROAD TRANSPORTATION ...............       29,277    0.96
  SECURITY AND COMMODITY BROKERS ........       16,290    0.54
  TOBACCO PRODUCTS ......................       19,378    0.64
  TRANSPORTATION BY AIR .................       11,492    0.38
                                             ---------  ------
TOTAL CORPORATE BONDS
 (Cost $820,908) ........................      824,291   26.97
                                             ---------  ------
GOVERNMENT BONDS
  AGENCY SECURITIES .....................      307,038   10.05
  FOREIGN GOVERNMENT BONDS ..............       22,424    0.73
  GOVERNMENT BONDS ......................          295    0.01
  MORTGAGE BACKED SECURITIES ............      851,135   27.85
  OTHER MORTGAGE BACKED SECURITIES ......        5,136    0.17
  U.S. TREASURY SECURITIES ..............      959,888   31.41
                                             ---------  ------
TOTAL GOVERNMENT BONDS
 (Cost $2,130,291) ......................    2,145,916   70.22
                                             ---------  ------
TOTAL BONDS
 (Cost $2,951,199) ......................    2,970,207   97.19
                                             ---------  ------
 PREFERRED STOCK
  HOLDING AND OTHER INVESTMENT OFFICES ..        7,855    0.26
                                             ---------  ------
TOTAL PREFERRED STOCK
 (Cost $8,000) ..........................        7,855    0.26
                                             ---------  ------
SHORT TERM INVESTMENTS
  INVESTMENTS OF CASH COLLATERAL FOR
   SECURITIES LOANED ....................      552,327   18.08
  COMMERCIAL PAPER ......................      461,804   15.11
                                             ---------  ------
TOTAL SHORT TERM INVESTMENTS
 (Cost $1,014,108) ......................    1,014,131   33.19
                                             ---------  ------
TOTAL PORTFOLIO
 (Cost $3,973,307) ......................    3,992,193  130.64
   OTHER ASSETS & LIABILITIES, NET ......     (936,290) (30.64)
                                             ---------  ------
NET ASSETS ..............................   $3,055,903  100.00%
                                             =========  ======

                         ==============================

                                               MOODY'S    VALUE
  PRINCIPAL                                    RATINGS    (000)
  ---------                                    -------    -----
BONDS--97.19%
CORPORATE BONDS--26.97%
 ASSET BACKED--3.95%

                 ADVANTA MORTGAGE LOAN TRUST
                  SERIES 1998-1 (CLASS A3)
$ 23,000,000       6.270%, 12/25/17             AAA     $ 23,054
                 AMRESCO RESIDENTIAL SECURITIES
                  MORTGAGE LOAN TRUST
                  SERIES 1997-2 (CLASS A3)
  4,399,190        6.795%, 12/25/20 .....       AAA        4,402
                 BLOCK MORTGAGE FINANCE, INC
                  SERIES 1997-1 (CLASS A-2)
  3,758,034        6.850%, 10/25/11 .....       AAA        3,760
                 CHASE CREDIT CARD MASTER TRUST
                  SERIES 1997-2 (CLASS B)
 19,000,000        6.450%, 04/15/03 .....        A2       19,302
                 COMED TRANSITIONAL FUNDING
                  TRUST SERIES 1998-1 (CLASS A5)
  8,500,000        5.440%, 03/25/07 .....       AAA        8,484
                 FIRST ALLIANCE MORTGAGE LOAN
                  TRUST SERIES 1997-3 (CLASS A1)
  3,114,764        6.935%, 12/20/28 .....       AAA        3,141
                 FIRST U.S.A. CREDIT CARD MASTER
                  TRUST SERIES 1998-9 (CLASS A)
 15,000,000        5.280%, 09/18/06 .....       AAA       14,890
                 GREEN TREE HOME EQUITY LOAN
                  TRUST SERIES 1998-C (CLASS A3)
 20,250,000        6.180%, 07/15/29 .....       AAA       20,364
                 IMC HOME EQUITY LOAN TRUST
                  SERIES 1997-2 (CLASS A-2)
  2,581,021        6.700%, 11/20/11 .....       AAA        2,576
                 NATIONSBANK AUTO GRANTOR
                  TRUST SERIES 1995-A (CLASS A)
    352,808        5.850%, 06/15/02 .....       AAA          353
                 NEWCOURT EQUIPMENT TRUST
                  SECURITIES SERIES 1998-2 (CLASS A3)
 10,000,000        5.450%, 10/15/02 .....       AAA        9,975
                 STANDARD CREDIT CARD MASTER
                  TRUST SERIES 1991-6 (CLASS B)
  4,225,000        8.350%, 01/07/00 .....        A2        4,225
                 TOYOTA AUTO RECEIVABLES
                  GRANTOR TRUST SERIES
                  1997-A (CLASS B)
  1,915,152        6.600%, 04/15/02 .....        A2        1,923
                 VANDERBILT MORTGAGE & FINANCE
                  SERIES 1997-A (CLASS A-2)
  4,263,538        6.525%, 12/07/28 .....       AAA        4,284
                                                        --------
                                                         120,733
                                                        --------
 AUTO REPAIR, SERVICES AND PARKING--0.17%
                 ERAC U.S.A. FINANCE CO NOTE
  5,000,000      ^ 6.950%, 03/01/04 .....      BAA2        5,196
                                                        --------
 BUSINESS SERVICES--0.49%
                 COMDISCO, INC NOTE
 10,000,000        6.270%, 11/23/00 .....      BAA2        9,994
  5,000,000        6.130%, 08/01/01 .....      BAA1        4,962
                                                        --------
                                                          14,956
                                                        --------

                       See notes to financial statements.

                                               MOODY'S    VALUE
  PRINCIPAL                                    RATINGS    (000)
  ---------                                    -------    -----

 CHEMICALS AND ALLIED PRODUCTS--0.49%
                 ABBOTT LABORATORIES NOTE
$ 5,000,000        5.400%, 09/15/08 .....       AA1     $  5,045
                 MERCK & CO, INC DEB
  5,000,000        5.950%, 12/01/28 .....       AAA        4,991
                 MONSANTO CO DEB
  5,000,000      ^ 6.600%, 12/01/28 .....        A2        4,993
                                                        --------
                                                          15,029
                                                        --------
 COMMUNICATIONS--3.29%
                 BELLSOUTH TELECOMMUNICATIONS
                  NOTE
 10,000,000        6.500%, 06/15/05 .....       AAA       10,641
                 CONTINENTAL CABLEVISION
                  (SR NOTE)
 10,000,000        8.300%, 05/15/06 .....      BAA3       11,096
                 LUCENT TECHNOLOGIES NOTE
 15,000,000        5.500%, 11/15/08 .....        A2       15,170
                 SPRINT CAPITAL CORP
                  (GUARANTEE NOTE)
 15,000,000        6.875%, 11/15/28 .....      BAA1       15,590
                 TELE- COMMUNICATIONS, INC DEB
  6,000,000        7.875%, 08/01/13 .....      BAA3        7,029
                 U.S. WEST CAPITAL FUNDING, INC
                  (GUARANTEE NOTE)
  7,800,000        6.125%, 07/15/02 .....        A3        7,963
 10,000,000        6.500%, 11/15/18 .....        A3       10,233
                 MCI WORLDCOM, INC (SR NOTE)
 15,000,000        9.375%, 01/15/04 .....      BAA2       15,541
  7,000,000        6.400%, 08/15/05 .....      BAA2        7,275
                                                        --------
                                                        100,538
                                                        --------
 DEPOSITORY INSTITUTIONS--1.58%
                 AMSOUTH BANK OF
                  ALABAMA (SUB NOTE)
  5,000,000        6.450%, 02/01/18 .....        A1        5,209
                 BANK ONE CORP (SUB NOTE)
  7,000,000        6.375%, 01/30/09 .....        A1        7,276
                 BANKAMERICA CORP (SUB NOTE)
  5,000,000        7.625%, 06/15/04 .....        A1        5,461
                 CHASE MANHATTAN CORP (SUB NOTE)
  9,500,000        6.000%, 11/01/05 .....        A1        9,617
                 CITICORP (SUB NOTE)
 13,500,000        6.375%, 11/15/08 .....        A1       13,973
                 SKANDINAVISKA ENSKILDA
                  BANKEN (SUB NOTE)
  7,000,000      ^ 6.500%, 12/29/49 .....      BAA1        6,755
                                                        --------
                                                          48,291
                                                        --------
 EATING AND DRINKING PLACES--0.33%
                 MCDONALD'S CORP (SR NOTE)
 10,000,000        5.350%, 09/15/08 .....       AA2       10,001
                                                        --------
 ELECTRIC, GAS, AND SANITARY SERVICES--2.56%
                 CALIFORNIA ENERGY CO (SR NOTE)
  7,000,000        9.875%, 06/30/03 .....       BA1        7,839
                 CLEVELAND ELECTRIC TOLEDO
                  EDISON NOTE
  5,000,000        7.190%, 07/01/00 .....       BA1        5,074
                 COASTAL CORP (SR NOTE)
 11,490,000        10.000%, 02/01/01 ....      BAA3       12,446
                 CONSUMERS ENERGY CO DEB
$ 5,000,000      ^ 6.200%, 05/01/03 .....      BAA3     $  5,116
                 EL PASO ELECTRIC CO
                  (FIRST MORTGAGE BOND)
  1,000,000        7.250%, 02/01/99 .....       BA2        1,001
  5,000,000        8.900%, 02/01/06 .....       BA2        5,544
                 GEORGIA POWER CO (SR NOTE)
 10,000,000        5.500%, 12/01/05 .....        A2        9,965
                 MONONGAHELA POWER CO
                  (FIRST MORTGAGE BOND)
  3,000,000        8.625%, 11/01/21 .....        A1        3,170
                 NATIONAL RURAL UTILITIES TRUST
  5,000,000        5.000%, 10/01/02 .....       AA3        4,917
                 NIAGARA MOHAWK POWER CO
                  (SR NOTE)
 10,000,000        7.125%, 07/01/01 .....       BA2       10,163
                 PACIFICORP (FIRST MORTGAGE BOND)
  2,650,000        5.650%, 11/01/06 .....        A2        2,654
                 PUGET SOUND ENERGY, INC
                  (SR NOTE)
  5,000,000        7.020%, 12/01/27 .....      BAA1        5,308
                 U.S.A. WASTE SERVICES, INC NOTE
  5,000,000        6.125%, 07/15/01 .....      BAA3        5,031
                                                        --------
                                                          78,228
                                                        --------
 FOOD AND KINDRED PRODUCTS--1.16%
                 BESTFOODS DEB
  5,000,000        6.625%, 04/15/28 .....        A2        5,255
                 COCA COLA (PUTABLE ASSET TRUST)
  5,000,000      ^ 6.000%, 03/15/01 .....        A3        5,081
                 HEINZ (H.J.) CO DEB
  5,000,000        6.375%, 07/15/28 .....        A1        5,300
                 NABISCO, INC (PASS THRU CERT)
 10,000,000      ^ 6.300%, 08/26/99 .....      BAA2        9,994
                 RALSTON PURINA CO DEB
  7,500,000        9.300%, 05/01/21 .....      BAA1        9,773
                                                        --------
                                                          35,403
                                                        --------
 FOOD STORES--0.13%
                 SAFEWAY, INC NOTE
  4,000,000        5.750%, 11/15/00 .....      BAA2        4,008
                                                        --------
 GENERAL MERCHANDISE STORES--0.16%
                 DAYTON HUDSON CO NOTE
  5,000,000        5.950%, 06/15/00 .....        A3        5,040
                                                        --------
 HEALTH SERVICES--0.33%
                 COLUMBIA/HCA HEALTHCARE
                  CORP NOTE
  5,000,000        6.500%, 03/15/99 .....       BA2        4,994
                 TENET HEALTHCARE CORP (SR NOTE)
  5,000,000        7.875%, 01/15/03 .....       BA1        5,100
                                                        --------
                                                          10,094
                                                        --------
 HOLDING AND OTHER INVESTMENT OFFICES--0.60%
                 CRESCENT REAL ESTATE NOTE
 10,200,000        6.625%, 09/15/02 .....      BAA3        9,617
                 CRIIMI MAE CMBS CORP
                  SERIES 1998-1 (CLASS A1)
  8,692,697      ^ 5.697%, 10/20/01 .....       AAA        8,647
                                                        --------
                                                          18,264
                                                        --------

                       See notes to financial statements.

                                               MOODY'S    VALUE
  PRINCIPAL                                    RATINGS    (000)
  ---------                                    -------    -----

 INDUSTRIAL MACHINERY AND EQUIPMENT--1.29%
                 INTERNATIONAL BUSINESS
                  MACHINES CORP NOTE
$10,000,000        5.250%, 12/01/03 .....        A1     $ 10,035
 11,150,000        6.500%, 01/15/28 .....        A1       11,703
                 TYCO INTERNATIONAL GROUP NOTE
  5,000,000      ^ 5.875%, 11/01/04 .....      BAA1        4,951
                 U.S. FILTER CORP NOTE
 13,000,000      ^ 6.375%, 05/15/01 .....       BA1       12,854
                                                        --------
                                                          39,543
                                                        --------
 INSTRUMENTS AND RELATED PRODUCTS--0.42%
                 RAYTHEON CO NOTE
  7,900,000        5.950%, 03/15/01 .....      BAA1        7,969
                 RAYTHEON CO DEB
  5,000,000        6.400%, 12/15/18 .....      BAA1        4,939
                                                        --------
                                                          12,908
                                                        --------
 INSURANCE CARRIERS--0.82%
                 AMERICAN ANNUITY GROUP
                  (GUARANTEE NOTE)
 10,000,000        6.875%, 06/01/08 .....      BAA3        9,740
                 ASSOCIATED P & C HOLDINGS, INC
                  (SR NOTE)
  5,000,000        6.750%, 07/15/03 .....      BAA1        5,192
                 TRANSAMERICA CAPITAL CORP
                  (GUARANTEE NOTE)
  5,000,000      ^ 7.800%, 12/01/26 .....        A2        5,488
                 VESTA INSURANCE GROUP, INC DEB
  5,175,000        8.750%, 07/15/25 .....       BA2        4,558
                                                        --------
                                                          24,978
                                                        --------
 MISCELLANEOUS RETAIL--0.42%
                 RITE AID CORP NOTE
  8,000,000      ^ 5.500%, 12/15/00 .....      BAA1        7,960
  5,000,000      ^ 6.000%, 10/01/03 .....      BAA1        4,994
                                                        --------
                                                          12,954
                                                        --------
 MOTION PICTURES--0.49%
                 WALT DISNEY CO NOTE
  5,000,000        5.600%, 01/13/00 .....        A2        5,026
 10,000,000        5.250%, 11/10/03 .....        A2        9,921
                                                        --------
                                                          14,947
                                                        --------
 NATIONAL SECURITY AND INTERNATIONAL AFFAIRS--0.35%
                 PROVINCE OF ONTARIO NOTE
 10,000,000        7.375%, 01/27/03 .....       AA3       10,768
                                                        --------
 NONDEPOSITORY INSTITUTIONS--3.70%
                 ARISTAR, INC (SR NOTE)
 10,000,000        6.750%, 08/15/01 .....        A3       10,211
                 ASSOCIATES CORP NA (SR NOTE)
  6,000,000        5.750%, 11/01/03 .....       AA3        6,054
                 AT & T CAPITAL CORP
                  (GUARANTEE NOTE)
  3,000,000        7.500%, 11/15/00 .....      BAA3        3,037
                 AT&T CAPITAL CORP
                  (MEDIUM TERM NOTE)
$15,000,000        6.230%, 09/24/99 .....      BAA3     $ 15,115
                 CHRYSLER FINANCIAL CO
                  (MEDIUM TERM NOTE)
 12,000,000        5.250%, 10/19/00 .....        A2       12,002
                 CIT GROUP, INC (SR NOTE)
  5,000,000        5.910%, 11/10/03 .....       AA3        5,048
                 FORD MOTOR CREDIT CO NOTE
  5,000,000        5.125%, 10/15/01 .....        A1        4,966
  5,000,000        6.125%, 04/28/03 .....        A1        5,106
                 GENERAL ELECTRIC CAPITAL
                  CORP NOTE
 10,000,000        5.600%, 01/14/00 .....       AAA       10,050
                 GENERAL MOTORS ACCEPTANCE
                  CORP (SR NOTE)
 10,000,000        5.750%, 11/10/03 .....        A2       10,078
                 HELLER FINANCIAL, INC (SR NOTE)
  5,000,000        5.875%, 11/01/00 .....        A3        4,999
                 HOUSEHOLD FINANCE CORP NOTE
  5,000,000        5.875%, 11/01/02 .....        A2        5,024
  5,000,000        6.500%, 11/15/08 .....        A2        5,203
                 MONEY STORE, INC
                  (GUARANTEE NOTE)
 10,000,000        8.375%, 04/15/04 .....        A1       11,235
                 TOYOTA MOTOR CREDIT CORP NOTE
  5,000,000        5.625%, 11/13/03 .....       AA1        5,051
                                                        --------
                                                         113,179
                                                        --------
 OIL AND GAS EXTRACTION--0.35%
                 PETROLEUM GEO-SERVICES NOTE
 10,460,000        7.500%, 03/31/07 .....      BAA3       10,828
                                                        --------
 PERSONAL SERVICES--0.93%
                 LOEWEN GROUP, INC NOTE
 25,000,000      ^ 6.700%, 10/01/99 .....       BA3       23,369
                 SERVICE CORP INTERNATIONAL
                  (SR NOTE)
  5,000,000        6.300%, 03/15/20 .....      BAA1        5,048
                                                        --------
                                                          28,417
                                                        --------
 PETROLEUM AND COAL PRODUCTS--0.10%
                 VALERO ENERGY CORP NOTE
  3,000,000      ^ 6.750%, 12/15/02 .....      BAA2        3,028
                                                        --------
 PRINTING AND PUBLISHING--0.34%
                 TIME WARNER, INC DEB
  5,000,000        7.250%, 10/15/17 .....      BAA3        5,436
  5,000,000        6.625%, 05/15/29 .....      BAA3        5,087
                                                        --------
                                                          10,523
                                                        --------
 RAILROAD TRANSPORTATION--0.96%
                 BURLINGTON NORTHERN
                  SANTA FE CORP NOTE
  7,050,000        6.375%, 12/15/05 .....      BAA2        7,268
                 UNION PACIFIC RAILROAD
                  CORP NOTE
  3,000,000        6.340%, 11/25/03 .....      BAA3        3,043
 12,100,000        6.790%, 11/09/07 .....      BAA3       12,543
                 UNION PACIFIC RAILROAD CORP DEB
  6,229,000        8.500%, 01/15/17 .....      BAA3        6,423
                                                        --------
                                                          29,277
                                                        --------

                       See notes to financial statements.

                                               MOODY'S    VALUE
  PRINCIPAL                                    RATINGS    (000)
  ---------                                    -------    -----

 SECURITY AND COMMODITY BROKERS--0.54%
                 MERRILL LYNCH & CO NOTE
$ 6,000,000        6.875%, 11/15/18 .....       AA3      $ 6,220
                 MORGAN STANLEY DEAN WITTER
                  (SR NOTE)
 10,000,000        5.890%, 03/20/00 .....       AA3       10,070
                                                        --------
                                                          16,290
                                                        --------
 TOBACCO PRODUCTS--0.64%
                 FORTUNE BRANDS DEB
  8,900,000        6.625%, 07/15/28 .....        A2        9,295
                 PHILIP MORRIS COS, INC NOTE
 10,000,000        6.150%, 03/15/00 .....        A2       10,083
                                                        --------
                                                          19,378
                                                        --------
 TRANSPORTATION BY AIR--0.38%
                 DELTA AIRLINES, INC SERIES 1993-A2
                  (PASS THRU TRUST)
  5,000,000        10.500%, 04/30/16 ....      BAA1        6,590
                 NORTHWEST AIRLINES CORP SERIES
                  1997-1B (PASS THRU CERT)
  4,698,876        7.248%, 07/02/14 .....      BAA2        4,902
                                                        --------
                                                          11,492
                                                        --------
               TOTAL CORPORATE BONDS
                (Cost $820,908) .........                824,291
                                                        --------
GOVERNMENT BONDS--70.22%
 AGENCY SECURITIES--10.05%
                 FEDERAL HOME LOAN BANK (FHLB)
  6,700,000        5.860%, 02/28/01 .....                  6,701
                 FEDERAL HOME LOAN MORTGAGE
                  CORP (FHLMC)
 22,000,000        4.750%, 12/14/01 .....                 21,911
  3,000,000        7.100%, 04/10/07 .....                  3,340
 51,300,000        5.125%, 10/15/08 .....                 50,811
                 FEDERAL NATIONAL MORTGAGE
                  ASSOCIATION (FNMA)
 52,500,000        5.570%, 03/17/00 .....                 52,853
 10,000,000        5.650%, 04/28/00 .....                 10,084
 10,000,000        5.970%, 10/02/00 .....                 10,163
  3,000,000        8.250%, 12/18/00 .....                  3,180
 39,000,000        4.750%, 11/14/03 .....                 38,500
  5,000,000        6.850%, 09/12/05 .....                  5,101
  5,000,000        6.210%, 11/07/07 .....                  5,284
                 STUDENT LOAN MARKETING
                  ASSOCATION (SLMA)
 62,500,000      * 5.570%, 03/17/00 .....                 62,920
                 TENNESSEE VALLEY AUTHORITY DEB
 25,750,000        5.375%, 11/13/08 .....                 25,818
 10,000,000        6.250%, 12/15/17 .....                 10,372
                                                        --------
                                                         307,038
                                                        --------
 FOREIGN GOVERNMENT BONDS--0.73%
                 BRITISH COLUMBIA NOTE
  3,000,000        5.375%, 10/29/08 .....       AA2        2,994
                 CANADA GOVERNMENT
  5,000,000        5.250%, 11/05/08 .....       AA1        5,023
                 ONTARIO PROVINCE
 10,000,000        5.500%, 10/01/08 .....       AA3       10,039
                 QUEBEC PROVINCE
  4,000,000        7.125%, 02/09/24 .....        A2        4,368
                                                        --------
                                                          22,424
                                                        --------
 GOVERNMENT BONDS--0.01%
                 NEW YORK CITY TAX LIEN SERIES 1996-1
                  (COLLECTABLE BOND)
    294,652      ^ 6.810%, 05/25/05 .....       AAA          295
                                                        --------

                                                          VALUE
                                                          (000)
                                                          -----
 MORTGAGE BACKED SECURITIES--27.85%
                 FEDERAL HOME LOAN
                  MORTGAGE CORP (FHLMC)
$ 2,107,722        5.500%, 09/01/00 .....                $ 2,103
  3,480,072        7.000%, 09/01/10 .....                  3,556
  5,292,448        6.000%, 04/01/11 .....                  5,326
 14,261,664        7.000%, 07/01/13 .....                 14,570
  2,382,620        7.000%, 05/01/23 .....                  2,430
    592,543        8.500%, 06/01/27 .....                    620
  1,248,556        8.500%, 07/01/27 .....                  1,307
  3,901,888        8.500%, 08/01/27 .....                  4,084
                 FEDERAL NATIONAL MORTGAGE
                  ASSOCIATION (FNMA)
  1,797,149        7.500%, 08/01/01 .....                  1,810
  2,967,850        6.000%, 12/01/02 .....                  2,984
 10,000,000        5.855%, 12/01/08 .....                 10,062
  9,137,000        5.925%, 12/01/08 .....                  9,238
  1,280,892        6.000%, 12/01/08 .....                  1,289
 12,320,007        6.500%, 05/01/09 .....                 12,503
  2,905,275        7.500%, 11/01/10 .....                  2,989
  1,963,366        8.000%, 06/01/11 .....                  2,022
    527,220        8.000%, 07/01/11 .....                    543
 28,094,075        6.500%, 03/01/13 .....                 28,499
 35,000,000      @ 6.000%, 02/25/14 .....                 35,044
  1,269,116        6.500%, 02/01/16 .....                  1,283
    935,179        6.500%, 03/01/16 .....                    945
  1,505,310        6.500%, 04/01/16 .....                  1,532
  7,491,920        8.000%, 03/01/23 .....                  7,780
 15,467,740      @ 8.000%, 07/01/24 .....                 16,023
  7,054,451        8.500%, 12/01/24 .....                  7,389
  3,158,081        9.000%, 11/01/25 .....                  3,343
 32,000,934        8.500%, 02/01/28 .....                 33,511
    862,326        8.500%, 08/01/28 .....                    903
 14,931,640        6.000%, 10/01/28 .....                 14,738
 28,000,000      @ 6.000%, 02/25/29 .....                 27,619
217,000,000      @ 6.500%, 02/25/29 .....                218,187
 60,000,000      @ 7.000%, 02/25/29 .....                 61,153
                 GOVERNMENT NATIONAL
                  MORTGAGE ASSOCIATION (GNMA)
    455,012        8.500%, 10/15/09 .....                    475
    915,889        8.500%, 12/15/09 .....                    957
  3,213,168        9.000%, 12/15/09 .....                  3,428
    868,678        8.500%, 01/15/10 .....                    908
    152,378        9.000%, 06/15/16 .....                    164
    306,193        9.000%, 08/15/16 .....                    329
    490,894        9.000%, 09/15/16 .....                    527
    119,892        9.000%, 10/15/16 .....                    129
    153,579        9.000%, 11/15/16 .....                    165
    596,899        9.000%, 12/15/16 .....                    641
  2,310,037        9.500%, 12/15/16 .....                  2,482
    227,763        9.000%, 07/15/17 .....                    245
    178,594        9.000%, 06/15/20 .....                    192
  3,164,606        6.875%, 03/20/22 .....                  3,215
  5,586,573        6.875%, 02/20/23 .....                  5,673
  5,916,155        6.500%, 09/15/23 .....                  5,983
  8,636,703        7.000%, 12/20/23 .....                  8,762
  3,706,075        6.500%, 01/15/24 .....                  3,747
  2,398,966        6.500%, 03/15/24 .....                  2,425
 14,988,358        6.500%, 05/15/24 .....                 15,158
  2,659,518        8.000%, 06/15/24 .....                  2,766
  4,800,391        6.500%, 09/15/24 .....                  4,853
 13,095,299        7.000%, 04/15/28 .....                 13,405
  1,238,000        7.500%, 06/15/28 .....                  1,278
 28,733,247        7.000%, 07/15/28 .....                 29,414
  1,152,025        7.500%, 07/15/28 .....                  1,189
  3,084,387        7.500%, 08/15/28 .....                  3,180
 20,039,325        7.500%, 09/15/28 .....                 20,662

                       See notes to financial statements.

                                               MOODY'S    VALUE
  PRINCIPAL                                    RATINGS    (000)
  ---------                                    -------    -----
MORTGAGE-BACKED SECURITIES--(CONTINUED)
 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)
$104,225,318       7.000%, 10/15/28 .....              $ 106,693
  3,029,189        7.500%, 10/15/28 .....                  3,123
  9,986,172        7.500%, 11/15/28 .....                 10,296
 52,520,000        6.500%, 12/15/28 .....                 53,067
 10,000,000      @ 7.000%, 02/25/29 .....                 10,219
                                                        --------
                                                         851,135
                                                        --------
 OTHER MORTGAGE BACKED SECURITIES--0.17%
                 EASTVIEW CREDIT CORP (CLASS A)
                  (COMMERCIAL MTGE PASS THRU)
  5,000,000        6.950%, 06/15/04 .....       N/R        5,136
                                                        --------
 U.S. TREASURY SECURITIES--31.41%
                 U.S. TREASURY BOND
 36,500,000        10.750%, 05/15/03 ....                 45,043
 40,000,000        11.875%, 11/15/03 ....                 52,206
 13,000,000        10.375%, 11/15/09 ....                 16,603
 52,500,000        14.000%, 11/15/11 ....                 83,172
 63,030,000        12.000%, 08/15/13 ....                 96,229
 65,170,000         7.500%, 11/15/16 ....                 80,954
 88,500,000         8.125%, 05/15/21 ....                119,392
 26,150,000         8.000%, 11/15/21 ....                 34,963
 12,400,000         6.375%, 08/15/27 ....                 14,252
 11,800,000         5.500%, 08/15/28 ....                 12,351
                 U.S. TREASURY NOTE
 84,000,000         5.750%, 11/15/00 ....                 85,627
 46,450,000         5.375%, 02/15/01 ....                 47,161
 25,000,000         6.625%, 06/30/01 ....                 26,152
  9,500,000         6.250%, 06/30/02 ....                  9,972
 27,000,000         5.750%, 10/31/02 ....                 27,970
 20,000,000         5.250%, 08/15/03 ....                 20,509
  6,000,000         5.750%, 08/15/03 ....                  6,265
 70,000,000         4.250%, 11/15/03 ....                 69,103
  5,000,000         7.875%, 11/15/04 ....                  5,793
 17,500,000         6.500%, 05/15/05 ....                 19,179
  5,000,000         5.875%, 11/15/05 ....                  5,334
 55,550,000         4.750%, 11/15/08 ....                 55,984
 19,000,000         8.125%, 08/15/21 ....                 25,674
                                                        --------
                                                         959,888
                                                        --------
                TOTAL GOVERNMENT BONDS
                 (Cost $2,130,291) ......              2,145,916
                                                       ---------
               TOTAL BONDS
                (Cost $2,951,199) .......              2,970,207
                                                       ---------
   SHARES
   ------
PREFERRED STOCK--0.26%
 HOLDING AND OTHER INVESTMENT OFFICES--0.26%
   160,000       DUKE REALTY INVESTMENTS, INC              7,855
                                                        --------
               TOTAL PREFERRED STOCK
                (Cost $8,000) ...........                  7,855
                                                        --------

  PRINCIPAL
  ---------
SHORT TERM INVESTMENTS--33.19%
INVESTMENTS OF CASH COLLATERAL FOR
  SECURITIES LOANED--18.08%
               CERTIFICATES OF DEPOSIT
                 BARCLAYS BANK PLC
$23,000,000        4.940%, 06/02/99 .....                 23,097
                 DEUTSCHE BANK AG.
 25,000,000        5.410%, 08/16/99 .....                 25,049

                                                          VALUE
  PRINCIPAL                                               (000)
  ---------                                               -----
                 SOCIETE GENERALE
$10,000,000        5.510%, 05/07/99 .....              $  10,036
 25,000,000        5.480%, 05/20/99 .....                 25,036
               COMMERCIAL PAPER
                 PARK AVENUE RECEIVABLES
 25,000,000        0.000%, 01/28/99 .....                 24,902
               MEDIUM TERM NOTE
                 CREDIT SUISSE-FIRST BOSTON
 25,000,000        4.650%, 07/09/99 .....                 25,341
               REPURCHASE AGREEMENTS
                 JP MORGAN SECURITIES
                   5.100%, DATED 12/31/98, DUE 01/04/99
                   (FULLY COLLATERALIZED BY $87,108,376,
                   GOVERNMENT NATIONAL MORTGAGE
                   ASSOCIATION, DUE 01/15/07-11/15/28,
 20,000,000        6.500%-9.500%, VALUE $20,499) ....     20,003
                 JP MORGAN SECURITIES
                   5.520%, DATED 12/31/98, DUE 01/04/99
                   (FULLY COLLATERALIZED BY $426,854,308
                   GOVERNMENT NATIONAL MORTGAGE
                   ASSOCIATION, DUE 02/15/15-01/15/28,
 70,000,000        9.000%, VALUE $71,400) ...........     70,040
                 LEHMAN BROTHERS, INC
                   5.100%, DATED 12/31/98, DUE 01/04/99,
                   (FULLY COLLATERALIZED BY $168,759,859
                   GOVERNMENT NATIONAL MORTGAGE
                   ASSOCIATION, DUE 7/20/24-07/20/27,
 80,115,000        6.500%-7.000%, VALUE $80,115) ....     80,126
                 SALOMON SMITH BARNEY
                   5.000%, DATED 12/31/98, DUE 01/04/99,
                   (FULLY COLLATERALIZED BY $38,678,034
                   U.S. TREASURY NOTES, DUE 05/31/99-11/15/04,
 40,000,000        5.375%-7.875%, VALUE $40,712) ....     40,005
               TIME DEPOSITS
                 BANK OF MONTREAL
 25,000,000        5.160%, 01/29/99 .................     25,232
                 BANK OF NOVA SCOTIA TORONTO
 24,060,000        5.630%, 02/01/99 .................     24,064
                 CANADIAN IMPERIAL BANK OF COMMERCE
 25,000,000        5.160%, 01/29/99 .................     25,232
                 TORONTO DOMINION LONDON
 13,414,000        8.000%, 01/04/99 .................     13,417
               VARIABLE RATE NOTES
                 BANKERS TRUST CO
 40,000,000        4.980%, 09/14/99 .................     39,992
                 MERRILL LYNCH & CO
 40,000,000        4.990%, 10/14/99 .................     40,348
                 NATIONSBANK OF NC, NA
 40,000,000        5.030%, 04/22/99 .................     40,407
                                                        --------
                                                         552,327
                                                        --------
 COMMERCIAL PAPER--15.11%
                 AIRTOUCH COMMUNICATIONS, INC
 24,000,000      * 6.075%, 01/14/99 .................     23,951
                 ARIZONA PUBLIC SERVICE CO
  9,085,000        6.500%, 01/05/99 .................      9,078
 25,000,000      * 6.200%, 01/14/99 .................     24,949
                 COX COMMUNICATIONS, INC
 25,000,000     *~ 5.860%, 01/11/99 .................     24,960
                 CROWN CORK & SEAL CO, INC
 35,000,000     *~ 6.200%, 01/11/99 .................     34,944
 15,000,000      * 5.900%, 01/13/99 .................     14,972
                 CSX CORP

                       See notes to financial statements.

                                                          VALUE
  PRINCIPAL                                               (000)
  ---------                                               -----
COMMERCIAL PAPER--(CONTINUED)
$10,000,000     *~ 6.120%, 01/06/99 .................    $ 9,991
 15,000,000     *~ 6.180%, 01/13/99 .................     14,972
                 CVS CORP
 15,000,000     *~ 6.040%, 01/06/99 .................     14,987
 15,500,000     *~ 6.250%, 01/14/99 .................     15,469
                 EL PASO NATURAL GAS CO
 20,000,000      * 5.750%, 01/08/99 .................     19,977
 20,500,000      * 5.700%, 01/11/99 .................     20,467
                 HOUSTON INDUSTRIES FINANCE CO LP
  1,090,000      ~ 5.500%, 01/04/99 .................      1,089
                 MCI WORLDCOM, INC
 9,000,000      *^~5.800%, 01/14/99 .................      8,982
                 OCCIDENTAL PETROLEUM CORP
 20,000,000     *~ 5.850%, 01/08/99 .................     19,977
                 PRAXAIR, INC
  5,000,000        5.550%, 01/04/99 .................      4,997
                 SAFEWAY, INC
 35,000,000     *~ 5.850%, 01/11/99 .................     34,944
                 SONAT, INC
 13,458,000      * 5.800%, 01/14/99 .................     13,431
                 TEXAS UTILITIES CO
 50,000,000     *~ 5.850%, 01/14/99 .................     49,899
                 TEXTRON, INC
 28,000,000      * 5.800%, 01/08/99 .................     27,968
 21,865,000      * 6.130%, 01/11/99 .................     21,830
                 VOLVO GROUP TREASURY NA, INC
 15,000,000      ~ 5.600%, 01/04/99 .................     14,991
 35,000,000      ~ 6.100%, 01/04/99 .................     34,979
                                                        --------
                                                         461,804
                                                        --------
               TOTAL SHORT TERM INVESTMENTS
                (Cost $1,014,108) ...................  1,014,131
                                                      ----------
               TOTAL PORTFOLIO
                 (Cost $3,973,307) .................. $3,992,193
                                                      ==========
------------------------
~ Commercial  Paper issued under the Private  Placement  exemption under Section
  4(2) of the Securities Act of 1933, as amended.
^ Security is exempt from registration  under Rule 144A of the Securities Act of
  1933 and may be resold in transactions exempt from registration normally to qualified institutional buyers. At December 31, 1998, the value of these securities amounted to $117,702,127 or 3.85% of net assets.
* All or a portion of this security has been segregated by the Custodian to cover securities purchased on a delayed delivery basis.
@ These securities were purchased on a delayed delivery basis.
------------------------
OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investment in debt securities, is as follows:

                                 MOODY'S RATINGS

                       AAA, AA, A              16.42%
                       BAA                      9.39%
                       BA                       2.71%

              The percentage not rated by Moody's amounts to 0.17%.

U.S. Government obligations represent 71.31% of the long term debt portfolio value and are not reflected in the above ratings.

Moody's ratings are provided by Moody's Investors Services and are not audited.

                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND

                STATEMENT OF INVESTMENTS--SOCIAL CHOICE ACCOUNT

                               DECEMBER 31, 1998

                              SUMMARY BY INDUSTRY
                                     (000)


                                                VALUE      %
                                              --------    -----
BONDS
 CORPORATE BONDS
  ASSET BACKED ............................   $ 46,831    1.40%
  CHEMICALS AND ALLIED PRODUCTS ...........      5,213    0.16
  COMMUNICATIONS ..........................     43,208    1.29
  DEPOSITORY INSTITUTIONS .................     29,826    0.89
  EATING AND DRINKING PLACES ..............     20,358    0.61
  ELECTRIC, GAS, AND SANITARY SERVICES ....     30,362    0.91
  FOOD AND KINDRED PRODUCTS ...............     15,463    0.46
  FOOD STORES .............................     12,093    0.36
  GENERAL MERCHANDISE STORES ..............     26,158    0.78
  HEALTH SERVICES .........................      3,060    0.09
  INDUSTRIAL MACHINERY AND EQUIPMENT ......     20,122    0.60
  INSTRUMENTS AND RELATED PRODUCTS ........     20,620    0.62
  INSURANCE CARRIERS ......................     19,645    0.59
  MOTION PICTURES .........................     23,744    0.71
  NONDEPOSITORY INSTITUTIONS ..............     20,087    0.60
  PETROLEUM AND COAL PRODUCTS .............      5,055    0.15
  PRINTING AND PUBLISHING .................      7,122    0.21
  SECURITY AND COMMODITY BROKERS ..........     12,186    0.37
  TRANSPORTATION BY AIR ...................     14,161    0.43
                                             ---------   -----
 TOTAL CORPORATE BONDS
  (Cost $370,672)                              375,314   11.23
                                             ---------   -----
 GOVERNMENT BONDS
  AGENCY SECURITIES .......................    129,363    3.87
  FOREIGN GOVERNMENT BONDS ................      5,541    0.16
  MORTGAGE BACKED SECURITIES ..............    372,138   11.13
  U.S. TREASURY SECURITIES ................    389,091   11.64
                                             ---------   -----
 TOTAL GOVERNMENT BONDS
  (Cost $880,172) .........................    896,133   26.80
                                             ---------   -----
TOTAL BONDS
  (COST $1,250,844) .......................  1,271,447   38.03
                                             ---------   -----
COMMON STOCK
  APPAREL AND ACCESSORY STORES ............      7,602    0.23
  APPAREL AND OTHER TEXTILE PRODUCTS ......      1,230    0.04
  AUTO REPAIR, SERVICES AND PARKING .......         88    0.00
  BUILDING MATERIALS AND GARDEN SUPPLIES ..     23,869    0.71
  BUSINESS SERVICES .......................    124,587    3.73
  CHEMICALS AND ALLIED PRODUCTS ...........    276,191    8.26
  COMMUNICATIONS ..........................    232,820    6.96
  DEPOSITORY INSTITUTIONS .................    172,956    5.17
  EATING AND DRINKING PLACES ..............     19,992    0.60
  ELECTRIC, GAS, AND SANITARY SERVICES ....    106,313    3.18
  ELECTRONIC AND OTHER ELECTRIC EQUIPMENT .     68,151    2.04
  ENGINEERING AND MANAGEMENT SERVICES .....      1,865    0.06
  FABRICATED METAL PRODUCTS ...............         57    0.00
  FOOD AND KINDRED PRODUCTS ...............    140,198    4.19
  FOOD STORES .............................     13,591    0.41
  FURNITURE AND HOMEFURNISHINGS STORES ....        807    0.02
  GENERAL BUILDING CONTRACTORS ............      1,627    0.05
  GENERAL MERCHANDISE STORES ..............     61,102    1.83
  HEALTH SERVICES .........................      9,072    0.27
  HOLDING AND OTHER INVESTMENT OFFICES ....      5,342    0.16
  INDUSTRIAL MACHINERY AND EQUIPMENT ......    216,815    6.49
  INSTRUMENTS AND RELATED PRODUCTS ........     54,272    1.62
  INSURANCE AGENTS, BROKERS AND SERVICE ...      7,949    0.24
  INSURANCE CARRIERS ......................    122,763    3.67
  MISCELLANEOUS MANUFACTURING INDUSTRIES ..      5,061    0.15
  MISCELLANEOUS RETAIL ....................     13,545    0.41
  MOTION PICTURES .........................     17,845    0.53
  NONDEPOSITORY INSTITUTIONS ..............     88,521    2.65
  OIL AND GAS EXTRACTION ..................     45,866    1.37
  PAPER AND ALLIED PRODUCTS ...............     26,959    0.81
  PERSONAL SERVICES .......................      4,765    0.14
  PETROLEUM AND COAL PRODUCTS .............     12,055    0.36
  PRIMARY METAL INDUSTRIES ................      5,246    0.16
  PRINTING AND PUBLISHING .................     47,991    1.44
  RAILROAD TRANSPORTATION .................     13,347    0.40
  REAL ESTATE .............................        567    0.02
  RUBBER AND MISCELLANEOUS
   PLASTIC PRODUCTS .......................     15,520    0.46
  SECURITY AND COMMODITY BROKERS ..........     25,007    0.75
  STONE, CLAY, AND GLASS PRODUCTS .........      3,882    0.12
  TRANSPORTATION BY AIR ...................      9,522    0.28
  TRANSPORTATION EQUIPMENT ................      6,106    0.18
  TRUCKING AND WAREHOUSING ................      1,093    0.03
  WHOLESALE TRADE-DURABLE GOODS ...........     11,083    0.33
  WHOLESALE TRADE-NONDURABLE GOODS ........     17,930    0.54
                                             ---------   -----
 TOTAL COMMON STOCK
  (Cost $1,052,125) .......................  2,041,170   61.06
                                             ---------   -----
  SHORT TERM INVESTMENTS
   INVESTMENTS OF CASH COLLATERAL FOR
    SECURITIES LOANED .....................    192,646    5.76
   COMMERCIAL PAPER .......................    186,897    5.59
                                             ---------   -----
 TOTAL SHORT TERM INVESTMENTS
  (Cost $379,529) .........................    379,543   11.35
                                             ---------   -----
 TOTAL PORTFOLIO
  (Cost $2,682,498) .......................  3,692,160  110.44
   OTHER ASSETS & LIABILITIES, NET ........   (349,153) (10.44)
                                            ----------  ------
NET ASSETS                                  $3,343,007  100.00%
                                            ==========  ======




                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND

                STATEMENT OF INVESTMENTS--SOCIAL CHOICE ACCOUNT

                               DECEMBER 31, 1998

                                               MOODY'S    VALUE
  PRINCIPAL                                    RATINGS    (000)
  ---------                                    -------    -----

BONDS--38.03%
CORPORATE BONDS--11.23%
 ASSET BACKED--1.40%
                 AMERICAN EXPRESS MASTER TRUST
                  SERIES 1994-2 (CLASS A)
$3,125,000         7.600%, 08/15/02 .....       AAA     $  3,286
                 CHASE CREDIT CARD MASTER
                  TRUST SERIES 1997-2 (CLASS B)
 8,000,000         6.450%, 04/15/03 .....        A2        8,127
                 CITIBANK CREDIT CARD MASTER
                  TRUST SERIES 1997-2 (CLASS B)
 3,000,000         6.700%, 02/15/04 .....        A1        3,058
                 FLEETWOOD CREDIT GRANTOR
                  TRUST SERIES 1993-B (CLASS A)
 2,159,855         4.950%, 08/15/08 .....       AAA        2,120
                 FIRST U.S.A. CREDIT CARD
                  MASTER TRUST SERIES 1998-9
                  (CLASS A)
 4,000,000         5.280%, 09/18/06 .....       AAA        3,971
                 NATIONSCREDIT GRANTOR
                  TRUST SERIES 1997-2
                  (CLASS A1)
 3,484,865         6.350%, 04/15/14 .....       AAA        3,556
                 NATIONSBANK CREDIT CARD
                  MASTER TRUST SERIES
                  1993-2 (CLASS B)
 7,000,000       * 6.250%, 12/15/05 .....        A2        7,079
                 STANDARD CREDIT CARD MASTER
                  TRUST SERIES 1991-6 (CLASS B)
 2,570,000         8.350%, 01/07/00 .....        A2        2,570
                 UCFC HOME EQUITY LOAN
                  SERIES 1998-A (CLASS A3)
 7,500,000         6.255%, 01/15/18 .....       AAA        7,512
                 UCFCM SERIES 1997-2 (CLASS B1)
                  (SUB DEB)
 6,000,000         7.370%, 02/15/18 .....      BAA2        5,552
                                                        --------
                                                          46,831
                                                        --------
 CHEMICALS AND ALLIED PRODUCTS--0.16%
                 MERCK & CO, INC
                  (MEDUIM TERM NOTE)
 5,000,000         5.760%, 05/03/37 .....       AAA        5,213
                                                        --------
 COMMUNICATIONS--1.29%
                 AMERITECH CAPITAL FUNDING
                  CORP (GUARANTEE NOTE)
 7,000,000         5.650%, 01/15/01 .....       AA3        7,068
                 BELLSOUTH
                  TELECOMMUNICATIONS NOTE
 8,000,000         6.000%, 06/15/02 .....       AAA        8,210
                 COX COMMUNICIATIONS, INC
                  (CLASS A) NOTE
 3,500,000         8.700%, 06/15/99 .....      BAA2        3,551
                 COX ENTERPRISES SERIES
                  1997-1 (PASS THRU CERT)
 5,000,000       ^ 6.250%, 08/26/99 .....      BAA1        5,028
                 NEW YORK TELEPHONE CO DEB
 3,000,000         7.250%, 02/15/24 .....        A2        3,212
 7,000,000         9.375%, 07/15/31 .....        A2        7,998
                 VIACOM INTERNATIONAL, INC
                  (SUB DEB)
$  205,000         8.000%, 07/07/06 .....       BA2        $ 214
                 MCI WORLDCOM, INC (SR NOTE)
 7,651,000         9.375%, 01/15/04 .....      BAA2        7,927
                                                        --------
                                                          43,208
                                                        --------
 DEPOSITORY INSTITUTIONS--0.89%
                 CAPITAL ONE BANK (SR NOTE)
10,000,000         6.260%, 05/07/01 .....      BAA3        9,880
                 FIRST UNION CORP (SUB NOTE)
10,000,000         6.300%, 04/15/08 .....        A2       10,427
                 MBNA CORP (SR NOTE)
 4,030,000         6.500%, 09/15/00 .....      BAA2        4,040
                 WACH0VIA CAPITAL TRUST DEB
 5,000,000       ^ 7.965%, 06/01/27 .....       AA3        5,479
                                                        --------
                                                          29,826
                                                        --------
 EATING AND DRINKING PLACES--0.61%
                 MCDONALD'S CORP NOTE
13,000,000         5.900%, 05/11/01 .....       AA2       13,203
 7,000,000         6.000%, 06/23/02 .....       AA2        7,155
                                                        --------
                                                          20,358
                                                        --------
 ELECTRIC, GAS, AND SANITARY SERVICES--0.91%
                 EL PASO NATURAL GAS CO NOTE
 5,000,000         6.750%, 11/15/03 .....      BAA2        5,167
                 IDAHO POWER CO
                  (FIRST MORTGAGE BOND)
 9,000,000         8.650%, 01/01/00 .....        A2        9,277
                 PACIFICORP
                  (FIRST MORTGAGE BOND)
 5,000,000         5.650%, 11/01/06 .....        A2        5,007
                 PUGET SOUND POWER &
                  LIGHT CO (MEDIUM TERM NOTE)
 5,000,000         8.060%, 06/19/06 .....      BAA1        5,677
                 SONAT, INC NOTE
 5,000,000         6.750%, 10/01/07 .....        A3        5,234
                                                        --------
                                                          30,362
                                                        --------
 FOOD AND KINDRED PRODUCTS--0.46%
                 COCA COLA
                  (PUTABLE ASSET TRUST)
10,000,000       ^ 6.000%, 03/15/01 .....        A3       10,163
                 HEINZ (H.J.) CO DEB
 5,000,000         6.375%, 07/15/28 .....        A1        5,300
                                                        --------
                                                          15,463
                                                        --------
 FOOD STORES--0.36%
                 KROGER CO (NOTE)
 2,000,000         10.000%, 05/01/99 ....       BA2        2,027
10,000,000          6.000%, 07/01/00 ....      BAA3       10,066
                                                        --------
                                                          12,093
                                                        --------
 GENERAL MERCHANDISE STORES--0.78%
                 DILLARDS, INC NOTE
 5,000,000         5.790%, 11/15/01 .....      BAA1        4,958

                       See notes to financial statements.

                                               MOODY'S    VALUE
  PRINCIPAL                                    RATINGS    (000)
  ---------                                    -------    -----
GENERAL MERCHANDISE STORES -- (CONTINUED)
                 SEARS ROEBUCK ACCEPTANCE
                  CORP (MEDIUM TERM NOTE)
$5,000,000         6.990%, 09/30/02 .....        A2      $ 5,219
                 WAL-MART STORES, INC NOTE
10,000,000         5.850%, 06/01/00 .....       AA2       10,066
 5,500,000         8.625%, 04/01/01 .....       AA2        5,915
                                                        --------
                                                          26,158
                                                        --------
 HEALTH SERVICES--0.09%
                 TENET HEALTHCARE CORP
                  (SR NOTE)
 3,000,000         7.875%, 01/15/03 .....       BA1        3,060
                                                        --------
 INDUSTRIAL MACHINERY AND EQUIPMENT--0.60%
                 INTERNATIONAL BUSINESS
                  MACHINES CORP
10,000,000         5.250%, 12/01/03 .....        A1       10,035
                 INTERNATIONAL BUSINESS
                  MACHINES
                   CREDIT CORP (SR NOTE)
10,000,000         5.790%, 03/20/00 .....        A1       10,087
                                                        --------
                                                          20,122
                                                        --------
 INSTRUMENTS AND RELATED PRODUCTS--0.62%
                 BECTON DICKINSON & CO DEB
10,000,000         6.700%, 08/01/28 .....        A1       10,614
                 XEROX CORP NOTE
10,000,000         5.500%, 11/15/03 .....        A2       10,006
                                                        --------
                                                          20,620
                                                        --------
 INSURANCE CARRIERS--0.59%
                 AMERICAN GENERAL
                  FINANCE (SR NOTE)
10,000,000         5.750%, 11/01/03 .....         A       10,027
                 CITIGROUP CAPITAL DEB
 2,000,000         7.750%, 12/01/36 .....       AA3        2,186
                 USF&G CORP (SR NOTE)
 7,000,000         8.375%, 06/15/01 .....        A2        7,432
                                                        --------
                                                          19,645
                                                        --------
 MOTION PICTURES--0.71%
                 WALT DISNEY CO NOTE
10,000,000         5.600%, 01/13/00 .....        A2       10,051
 5,000,000         5.250%, 11/10/03 .....        A2        4,960
                 TIME WARNER
                  ENTERTAINMENT DEB
 6,500,000         10.150%, 05/01/12 ....      BAA2        8,733
                                                        --------
                                                          23,744
                                                        --------
 NONDEPOSITORY INSTITUTIONS--0.60%
                 ASSOCIATES CORP NA (SR NOTE)
 5,000,000         5.750%, 11/01/03 .....       AA3        5,045
                 CAPITAL ONE FINANCIAL
                  CORP NOTE
 5,000,000         7.125%, 08/01/08 .....       BA1        4,957
                 FINOVA CAPITAL CORP NOTE
10,000,000         6.375%, 05/15/05 .....      BAA1       10,085
                                                        --------
                                                          20,087
                                                        --------
 PETROLEUM AND COAL PRODUCTS--0.15%
                 EQUISTAR CHEMICALS NOTE
 5,000,000         10.000%, 06/01/99 ....      BAA3        5,055
                                                        --------
 PRINTING AND PUBLISHING--0.21%
                 TIME WARNER, INC
                  (GUARANTEE NOTE)
$ 7,000,000        6.625%, 05/15/29 .....      BAA3      $ 7,122
                                                        --------
 SECURITY AND COMMODITY BROKERS--0.37%
                 MORGAN STANLEY DEAN WITTER
                  (SR NOTE)
 7,000,000         6.090%, 03/09/11 .....        A1        7,093
                 SALOMON SMITH BARNEY
                  HOLDINGS NOTE
 5,000,000         6.375%, 10/01/04 .....       AA3        5,093
                                                        --------
                                                          12,186
                                                        --------
 TRANSPORTATION BY AIR--0.43%
 2,379,889       DELTA AIRLINES, INC SERIES
                  1992-B1 (PASS THRU CERT)
                   8.270%, 09/23/07 .....      BAA1        2,554
                 DELTA AIRLINES, INC DEB
 4,906,888         8.950%, 01/12/12 .....      BAA1        5,543
                 UNITED AIR LINES, INC DEB
 4,975,000         9.750%, 08/15/21 .....      BAA3        6,064
                                                        --------
                                                          14,161
                                                        --------
               TOTAL CORPORATE BONDS
                (Cost $370,672) .........                375,314
                                                        --------
GOVERNMENT BONDS--26.80%
 AGENCY SECURITIES--3.87%
                 FEDERAL HOME LOAN MORTGAGE
                  CORP (FHLMC)
 8,000,000         4.750%, 12/14/01 .....                  7,968
 5,000,000         7.090%, 11/24/06 .....                  5,065
25,500,000         5.125%, 10/15/08 .....                 25,257
                 FEDERAL NATIONAL MORTGAGE
                  ASSOCIATION (FNMA)
11,000,000         5.570%, 03/17/00 .....                 11,074
 4,585,000         5.970%, 10/02/00 .....                  4,660
 1,000,000         8.250%, 12/18/00 .....                  1,060
18,500,000         4.750%, 11/14/03 .....                 18,263
 1,000,000         7.400%, 07/01/04 .....                  1,102
 9,000,000         7.875%, 02/24/05 .....                 10,211
 8,000,000         5.800%, 02/22/06 .....                  8,211
 5,000,000         6.210%, 11/07/07 .....                  5,284
                 STUDENT LOAN MARKETING
                  ASSOCIATION (SLMA)
31,000,000       * 5.570%, 03/17/00 .....                 31,208
                                                        --------
                                                         129,363
                                                        --------
 FOREIGN GOVERNMENT BONDS--0.16%
                 ONTARIO PROVINCE
 5,000,000         7.625%, 06/22/04 .....       AA3        5,541
                                                        --------
 MORTGAGE BACKED SECURITIES--11.13%
                 FEDERAL HOME LOAN
                  MORTGAGE CORP (FHLMC)
   576,818         6.000%, 10/15/10 .....                    576
 3,582,333         6.000%, 03/01/11 .....                  3,605
   953,612         7.000%, 05/01/23 .....                    973
   234,626         8.500%, 05/01/27 .....                    246
   767,873         8.500%, 07/01/27 .....                    804
 3,514,013         8.500%, 08/01/27 .....                  3,678

                       See notes to financial statements.

                                                          VALUE
  PRINCIPAL                                               (000)
  ---------                                               -----
 MORTGAGE-BACKED SECURITIES--(CONTINUED)
                 FEDERAL NATIONAL
                  MORTGAGE ASSOCIATION (FNMA)
$ 2,967,850        6.000%, 12/01/02 .................    $ 2,984
   348,168         8.500%, 02/01/05 .................        357
10,000,000         5.855%, 12/01/08 .................     10,062
 1,182,484         7.500%, 06/01/11 .................      1,216
   875,573         8.000%, 06/01/11 .................        901
 1,054,437         8.000%, 07/01/11 .................      1,086
   196,425         7.500%, 08/01/11 .................        202
   479,402         7.500%, 09/01/11 .................        493
 1,055,175         7.500%, 10/01/11 .................      1,085
 7,726,817         7.000%, 04/01/12 .................      7,894
 4,773,125         6.500%, 09/01/12 .................      4,842
13,749,986         6.500%, 03/01/13 .................     13,948
10,000,000       @ 6.000%, 02/25/14 .................     10,013
   202,132         8.500%, 11/01/14 .................        212
 2,054,722         8.000%, 03/01/23 .................      2,134
 4,279,409       @ 8.000%, 07/01/24 .................      4,433
   219,183         8.500%, 07/01/26 .................        230
   391,306         8.500%, 07/01/27 .................        410
 2,219,832         8.500%, 11/01/27 .................      2,325
   488,847         8.500%, 01/01/28 .................        512
11,401,392         8.500%, 02/01/28 .................     11,939
   475,372         8.500%, 06/01/28 .................        498
   885,565         8.500%, 08/01/28 .................        927
   456,210         8.500%, 09/01/28 .................        478
 4,977,213         6.000%, 10/01/28 .................      4,913
13,000,000       @ 6.000%, 02/25/29 .................     12,823
87,500,000       @ 6.500%, 02/25/29 .................     87,979
45,000,000       @ 7.000%, 02/25/29 .................     45,865
                 GOVERNMENT NATIONAL
                  MORTGAGE ASSOCIATION (GNMA)
   544,755         8.500%, 09/15/09 .................        569
   451,959         8.500%, 10/15/09 .................        472
   315,489         8.500%, 12/15/09 .................        330
 3,106,715         9.000%, 12/15/09 .................      3,314
 2,730,902         9.000%, 12/15/17 .................      2,933
   186,368         9.000%, 03/15/20 .................        200
   183,776         9.000%, 08/15/20 .................        198
 3,164,606         6.875%, 03/20/22 .................      3,215
 2,616,976         8.000%, 06/15/22 .................      2,727
 3,308,266         6.625%, 07/20/22 .................      3,362
 3,293,188         7.000%, 10/20/22 .................      3,344
 3,008,157         6.875%, 02/20/23 .................      3,055
 3,052,284         6.625%, 07/20/23 .................      3,091
   876,907         6.500%, 08/15/23 .................        887
   526,851         6.500%, 09/15/23 .................        533
 4,450,547         7.000%, 12/20/23 .................      4,515
 2,547,556         6.875%, 05/20/24 .................      2,588
 3,627,000         6.500%, 04/20/27 .................      3,670
 4,581,638         7.000%, 04/15/28 .................      4,690
 3,241,769         7.000%, 05/15/28 .................      3,319
 9,654,092         7.500%, 08/15/28 .................      9,963
17,838,337         7.500%, 09/15/28 .................     18,393
29,905,791         7.000%, 10/15/28 .................     30,614
25,250,000         6.500%, 12/15/28 .................     25,513
                                                        --------
                                                         372,138
                                                        --------
 U.S. TREASURY SECURITIES--11.64%
                 U.S. TREASURY BOND
 8,300,000         11.875%, 11/15/03 ................     10,833
 8,100,000         14.000%, 11/15/11 ................     12,832
20,000,000         12.000%, 08/15/13 ................     30,534
39,000,000         7.500%, 11/15/16 .................     48,445
32,600,000         8.125%, 08/15/19 .................     43,536
14,100,000         8.125%, 05/15/21 .................     19,022
26,400,000         8.000%, 11/15/21 .................     35,298
11,600,000         6.375%, 08/15/27 .................     13,333
                 U.S. TREASURY NOTE
15,000,000         5.375%, 02/15/01 .................     15,230
20,000,000         5.625%, 02/28/01 .................     20,400
 6,000,000         6.625%, 06/30/01 .................      6,277
12,000,000         7.500%, 11/15/01 .................     12,904
11,700,000         6.250%, 08/31/02 .................     12,298
35,500,000         5.750%, 10/31/02 .................     36,776
34,500,000         4.250%, 11/15/03 .................     34,058
10,000,000         6.500%, 05/15/05 .................     10,959
10,800,000         7.000%, 07/15/06 .................     12,297
13,950,000         4.750%, 11/15/08 .................     14,059
                                                        --------
                                                         389,091
                                                        --------
                TOTAL GOVERNMENT BONDS
                 (Cost $880,172) ....................    896,133
                                                        --------
               TOTAL BONDS
                (Cost $1,250,844) ...................  1,271,447
                                                       ---------
   SHARES
COMMON STOCK--61.06%
 APPAREL AND ACCESSORY STORES--0.23%
    10,753(degree)ABERCROMBIE & FITCH CO (CLASS A) ..        761
   121,620       GAP, INC ...........................      6,841
                                                        --------
                                                           7,602
                                                        --------
 APPAREL AND OTHER TEXTILE PRODUCTS--0.04%
    15,800       LIZ CLAIBORNE, INC .................        499
    15,600       VF CORP ............................        731
                                                        --------
                                                           1,230
                                                        --------
 AUTO REPAIR, SERVICES AND PARKING--0.00%
     3,400       RYDER SYSTEM, INC ..................         88
                                                        --------
 BUILDING MATERIALS AND GARDEN SUPPLIES--0.71%
   390,100       HOME DEPOT, INC ....................     23,869
                                                        --------
 BUSINESS SERVICES--3.73%
   163,900       AUTOMATIC DATA PROCESSING, INC .....     13,143
   120,025       COMPUTER ASSOCIATES
                  INTERNATIONAL, INC ................      5,116
     7,840(degree)IMATION CORP ......................        137
    98,700       IMS HEALTH, INC ....................      7,446
   562,700(degree)MICROSOFT CORP ....................     78,039
    38,566       NIELSEN MEDIA RESEARCH .............        694
    82,200(degree)NOVELL, INC .......................      1,490
   214,862(degree)ORACLE CORP .......................      9,266
   108,100(degree)SUN MICROSYSTEMS, INC .............      9,256
                                                        --------
                                                         124,587
                                                        --------
 CHEMICALS AND ALLIED PRODUCTS--8.26%
   189,200       AIR PRODUCTS & CHEMICALS, INC ......      7,568
     2,235(degree)ALLERGAN SPECIALTY
                  THERAPEUTICS, INC (CLASS A) .......         21
    65,100       ALLERGAN, INC ......................      4,215
    57,200(degree)ALZA CORP .........................      2,989
     6,680(degree)ALZA CORP WTS 12/31/99 ............          4
   108,700(degree)AMGEN, INC ........................     11,366
   137,200       AVON PRODUCTS, INC .................      6,071

                       See notes to financial statements.

                                                          VALUE
SHARES                                                    (000)
------                                                    -----
 CHEMICALS AND ALLIED PRODUCTS--(CONTINUED)
    40,300       CABOT CORP .........................   $  1,126
   113,700       CLOROX CO ..........................     13,282
   147,800       COLGATE PALMOLIVE CO ...............     13,727
     2,405(degree)CRESCENDO PHARMACEUTICALS CORP ....         33
    49,200(degree)FOREST LABORATORIES, INC ..........      2,617
    18,969       FULLER (H.B.) CO ...................        913
    36,800(degree)GENZYME CORP (GENERAL DIVISION) ...      1,831
     3,588(degree)GENZYME CORP (TISSUE REPAIR DIVISION)        8
   104,976(degree)GENZYME-MOLECULAR ONCOLOGY ........        341
    45,750       HANNA (M.A.) CO ....................        563
    62,500       INTERNATIONAL FLAVORS &
                  FRAGRANCES, INC ...................      2,762
    23,400(degree)IVAX CORP .........................        291
   524,600       JOHNSON & JOHNSON CO ...............     44,001
    88,200       LYONDELL CHEMICAL CO ...............      1,588
    54,500       MALLINCKRODT, INC ..................      1,679
   400,400       MERCK & CO, INC ....................     59,134
    58,200       MYLAN LABORATORIES, INC ............      1,833
    70,700       NALCO CHEMICAL CORP ................      2,192
     9,000       NCH CORP ...........................        536
   148,600       PRAXAIR, INC .......................      5,238
   553,000       PROCTER & GAMBLE CO ................     50,496
   629,200       SCHERING-PLOUGH CORP ...............     34,763
    80,462       SCHULMAN (A.), INC .................      1,825
   108,200       SIGMA ALDRICH CORP .................      3,178
                                                        --------
                                                         276,191
                                                        --------
 COMMUNICATIONS--6.96%
   124,882(degree)AIRTOUCH COMMUNICATIONS, INC ......      9,007
    82,750(degree)ALCATEL S.A. ADR ..................      2,022
   325,400       AMERITECH CORP .....................     20,622
   431,500       AT & T CORP ........................     32,470
   497,164       BELL ATLANTIC CORP .................     26,350
   670,000       BELLSOUTH CORP .....................     33,416
     6,300       COMCAST CORP (CLASS A) .............        362
    73,250       COMCAST CORP (CLASS A) SPECIAL .....      4,299
    55,745(degree)COX COMMUNICATIONS, INC (CLASS A) .      3,853
    61,368(degree)LIBERTY MEDIA GROUP (CLASS A) .....      2,827
   376,942(degree)MCI WORLDCOM, INC .................     27,046
   161,144(degree)MEDIA ONE GROUP, INC ..............      7,574
   524,878       SBC COMMUNICATIONS, INC ............     28,147
    95,500       SPRINT CORP (FON GROUP) ............      8,034
    47,750(degree)SPRINT CORP (PCS GROUP) ...........      1,104
   120,794      (degree)TELE-COMMUNICATIONS, INC (CLASS A) 6,681
   106,812      (degree)TELECOM-TCI VENTURES GROUP
                  (CLASS A) .........................      2,517
   166,444       U.S. WEST, INC .....................     10,756
    76,931(degree)VIACOM, INC (CLASS B) .............      5,693
     3,523(degree)VIACOM, INC (CLASS B) WTS 07/07/99          40
                                                        --------
                                                         232,820
                                                        --------
 DEPOSITORY INSTITUTIONS--5.17%
   204,486       BANK OF NEW YORK CO, INC ...........      8,231
   323,767       BANK ONE CORP ......................     16,532
   544,448       BANKAMERICA CORP ...................     32,735
    13,600       BANKERS TRUST CORP .................      1,162
   251,476       CHASE MANHATTAN CORP ...............     17,116
   320,485       FIRST UNION CORP ...................     19,489
   143,134       FLEET FINANCIAL GROUP, INC .........      6,396
    37,700       KEYCORP ............................      1,206
   245,925       MBNA CORP ..........................      6,133
    77,500       MORGAN (J.P.) & CO, INC ............      8,142
    83,100       NATIONAL CITY CORP .................      6,025
   104,600       PNC BANK CORP ......................      5,661
    99,000       SUNTRUST BANKS, INC ................      7,574
   203,562       U.S. BANCORP .......................      7,226
    60,900       WACHOVIA CORP ......................      5,325
   135,516       WASHINGTON MUTUAL, INC .............      5,175
   471,440       WELLS FARGO CO .....................     18,828
                                                        --------
                                                         172,956
                                                        --------
 EATING AND DRINKING PLACES--0.60%
   102,200       DARDEN RESTAURANTS, INC ............      1,840
   236,900       MCDONALD'S CORP ....................     18,152
                                                        --------
                                                          19,992
                                                        --------
 ELECTRIC, GAS, AND SANITARY SERVICES--3.18%
   142,494       COLUMBIA ENERGY GROUP ..............      8,229
   229,100       CONSOLIDATED NATURAL GAS CO ........     12,371
   107,900       EL PASO ENERGY CORP ................      3,756
    87,093       EQUITABLE RESOURCES, INC ...........      2,537
    43,200       IDACORP, INC .......................      1,563
   253,057       KEYSPAN ENERGY CORP ................      7,845
   216,500       LOUISVILLE GAS & ELECTRIC
                  ENERGY CORP .......................      6,130
    88,133       MCN ENERGY GROUP, INC ..............      1,680
    87,700       NICOR, INC .........................      3,705
   237,400       NIPSCO INDUSTRIES, INC .............      7,226
   182,000       OGE ENERGY CORP ....................      5,278
   499,131       PACIFICORP .........................     10,513
    78,300       PEOPLES ENERGY CORP ................      3,122
   279,800       POTOMAC ELECTRIC POWER CO ..........      7,362
   146,100       PUGET SOUND ENERGY, INC ............      4,073
   255,900       SONAT, INC .........................      6,925
   176,500       TECO ENERGY, INC ...................      4,975
   289,300       WILLIAMS COS, INC ..................      9,023
                                                        --------
                                                         106,313
                                                        --------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--2.04%
    40,800(degree)ADVANCED MICRO DEVICES, INC .......      1,181
    13,800       BALDOR ELECTRIC CO .................        279
    17,900(degree)GLENAYRE TECHNOLOGIES, INC ........         79
   428,600       INTEL CORP .........................     50,816
    75,900(degree)MICRON TECHNOLOGY, INC ............      3,838
    36,170       MOLEX, INC .........................      1,379
    45,400(degree)NATIONAL SEMICONDUCTOR CORP .......        613
    25,400       RAYCHEM CORP .......................        821
    48,400(degree)SENSORMATIC ELECTRONICS CORP ......        336
    53,100(degree)TELLABS, INC ......................      3,641
    21,300       THOMAS & BETTS CORP ................        923
    50,605(degree)VISHAY INTERTECHNOLOGY, INC .......        734
    63,400       WHIRLPOOL CORP .....................      3,511
                                                        --------
                                                          68,151
                                                        --------
 ENGINEERING AND MANAGEMENT SERVICES--0.06%
    59,100       DUN & BRADSTREET CORP ..............      1,865
                                                        --------
 FABRICATED METAL PRODUCTS--0.00%
     4,410       MARK IV INDUSTRIES, INC ............         57
                                                        --------
 FOOD AND KINDRED PRODUCTS--4.19%
   154,300       BESTFOODS, INC .....................      8,216
   237,000       CAMPBELL SOUP CO ...................     13,035
   729,000       COCA COLA CO .......................     48,752
    96,100       COCA COLA ENTERPRISES, INC .........      3,436
    34,700       CONAGRA, INC .......................      1,093
   110,500       GENERAL MILLS, INC .................      8,591
   214,150       HEINZ (H.J.) CO ....................     12,126
   105,200       HERSHEY FOODS CORP .................      6,542

                       See notes to financial statements.

                                                          VALUE
SHARES                                                    (000)
------                                                    -----
 FOOD AND KINDRED PRODUCTS--(CONTINUED)
   197,500       KELLOGG CO .........................   $  6,740
     5,800       MCCORMICK & CO, INC (NON-VOTE) .....        196
   418,400       PEPSICO, INC .......................     17,128
   105,900       QUAKER OATS CO .....................      6,301
    21,790(degree)VLASIC FOODS INTERNATIONAL, INC ...        519
    98,800       WHITMAN CORP .......................      2,507
    56,000       WRIGLEY (WM) JR CO .................      5,016
                                                        --------
                                                         140,198
                                                        --------
 FOOD STORES--0.41%
    98,100       ALBERTSONS, INC ....................      6,248
    86,600       AMERICAN STORES CO .................      3,199
    68,500(degree)KROGER CO .........................      4,144
                                                        --------
                                                          13,591
                                                        --------
 FURNITURE AND HOMEFURNISHINGS STORES--0.02%
    19,597       TANDY CORP .........................        807
                                                        --------
 GENERAL BUILDING CONTRACTORS--0.05%
    28,600       HILLENBRAND INDUSTRIES, INC ........      1,627
                                                        --------
 GENERAL MERCHANDISE STORES--1.83%
    66,900       DAYTON HUDSON CORP .................      3,629
     1,000(degree)FEDERATED DEPARTMENT STORES, INC ..         44
   148,600(degree)K MART CORP .......................      2,275
    33,600       MAY DEPARTMENT STORES CO ...........      2,029
    60,200       PENNEY (J.C.) CO, INC ..............      2,822
   104,800       SEARS ROEBUCK & CO .................      4,454
   563,000       WAL-MART STORES, INC ...............     45,849
                                                        --------
                                                          61,102
                                                        --------
 HEALTH SERVICES--0.27%
   235,755       COLUMBIA/HCA HEALTHCARE CORP .......      5,835
   123,300(degree)TENET HEALTHCARE CORP .............      3,237
                                                        --------
                                                           9,072
                                                        --------
 HOLDING AND OTHER INVESTMENT OFFICES--0.16%
   119,700       WEINGARTEN REALTY INVESTORS, INC ...      5,342
                                                        --------
 INDUSTRIAL MACHINERY AND EQUIPMENT--6.49%
    48,300(degree)APPLE COMPUTER, INC ...............      1,977
   116,600(degree)APPLIED MATERIALS, INC ............      4,977
   369,525(degree)CISCO SYSTEMS, INC ................     34,297
   430,510       COMPAQ COMPUTER CORP ...............     18,055
    30,600       CUMMINS ENGINE CO, INC .............      1,086
   106,200       DEERE & CO .........................      3,518
   296,400(degree)DELL COMPUTER CORP ................     21,693
    10,462       DIEBOLD, INC .......................        373
   133,200(degree)EMC CORP ..........................     11,322
    70,200       GRACO, INC .........................      2,071
   288,500       HEWLETT-PACKARD CO .................     19,708
   271,000       INTERNATIONAL BUSINESS
                  MACHINES CORP .....................     50,067
   265,200       MINNESOTA MINING &
                  MANUFACTURING CO ..................     18,862
    24,700       NORDSON CORP .......................      1,269
   137,200       PITNEY BOWES, INC ..................      9,064
    90,400(degree)SMITH INTERNATIONAL, INC ..........      2,277
    30,238       TIMKEN CO ..........................        571
   207,170       TYCO INTERNATIONAL LTD .............     15,628
                                                        --------
                                                         216,815
                                                        --------
 INSTRUMENTS AND RELATED PRODUCTS--1.62%
    30,800       BAUSCH & LOMB, INC .................   $  1,848
   242,700       BECTON DICKINSON & CO ..............     10,360
    53,500       BIOMET, INC ........................      2,153
   118,800(degree)BOSTON SCIENTIFIC CORP ............      3,185
    63,200       GUIDANT CORP .......................      6,968
   184,300       MEDTRONIC, INC .....................     13,684
     9,898(degree)ST. JUDE MEDICAL, INC .............        274
   133,900       XEROX CORP .........................     15,800
                                                        --------
                                                          54,272
                                                        --------
 INSURANCE AGENTS, BROKERS AND SERVICE--0.24%
   136,020       MARSH & MCLENNAN COS, INC ..........      7,949
                                                        --------
 INSURANCE CARRIERS--3.67%
   255,306       ALLSTATE CORP ......................      9,861
   152,800       AMERICAN GENERAL CORP ..............     11,918
   415,517       AMERICAN INTERNATIONAL GROUP, INC ..     40,149
       202      (degree)BERKSHIRE HATHAWAY, INC (CLASS A) 14,140
        22      (degree)BERKSHIRE HATHAWAY, INC (CLASS B)     52
    49,700       CHUBB CORP .........................      3,224
    69,200       CIGNA CORP .........................      5,350
   635,952       CITIGROUP, INC .....................     31,480
    10,500(degree)CNA FINANCIAL CORP ................        423
    56,053       CONSECO, INC .......................      1,713
    18,200       JEFFERSON-PILOT CORP ...............      1,365
     1,400       SAFECO CORP ........................         60
     2,400       ST. PAUL COS, INC ..................         83
    25,500       TRANSAMERICA CORP ..................      2,945
                                                        --------
                                                         122,763
                                                        --------
 MISCELLANEOUS MANUFACTURING INDUSTRIES--0.15%
    60,100       HASBRO, INC ........................      2,171
   126,691       MATTEL, INC ........................      2,890
                                                        --------
                                                           5,061
                                                        --------
 MISCELLANEOUS RETAIL--0.41%
    84,176       CVS CORP ...........................      4,630
    45,950(degree)TOYS R US, INC ....................        775
   139,000       WALGREEN CO ........................      8,140
                                                        --------
                                                          13,545
                                                        --------
 MOTION PICTURES--0.53%
   594,825       DISNEY (WALT) CO ...................     17,845
                                                        --------
 NONDEPOSITORY INSTITUTIONS--2.65%
   198,400       AMERICAN EXPRESS CO ................     20,286
   253,400       ASSOCIATES FIRST CAPITAL CORP ......     10,738
   402,300       FEDERAL NATIONAL MORTGAGE
                  ASSOCIATION .......................     29,770
   231,700       FREDDIE MAC ........................     14,930
   232,226       HOUSEHOLD INTERNATIONAL, INC .......      9,202
    74,900       SLM HOLDINGS CORP ..................      3,595
                                                        --------
                                                          88,521
                                                        --------
 OIL AND GAS EXTRACTION--1.37%
   220,300       ANADARKO PETROLEUM CORP ............      6,802
   234,200       APACHE CORP ........................      5,928
   126,000(degree)BJ SERVICES CO ....................      1,969
   163,400       HELMERICH & PAYNE, INC .............      3,166
   104,600       MITCHELL ENERGY & DEVELOPMENT
                  CORP (CLASS A) ....................      1,196

                       See notes to financial statements.

                                                          VALUE
SHARES                                                    (000)
------                                                    -----
 OIL AND GAS EXTRACTION--(CONTINUED)
    60,200       MITCHELL ENERGY & DEVELOPMENT
                  CORP (CLASS B) ....................   $    700
   150,900(degree)NABORS INDUSTRIES, INC ............      2,047
   151,947       NOBLE AFFILIATES, INC ..............      3,742
   163,266(degree)NOBLE DRILLING CORP ...............      2,112
   224,594(degree)ORYX ENERGY CO ....................      3,018
   155,900(degree)PARKER DRILLING CO ................        497
   142,600(degree)ROWAN COS, INC ....................      1,426
   490,700(degree)SANTA FE ENERGY RESOURCES, INC ....      3,619
   153,917       TRANSOCEAN OFFSHORE, INC ...........      4,127
   409,815       UNION PACIFIC RESOURCES GROUP, INC .      3,714
    93,075(degree)WEATHERFORD INTERNATIONAL .........      1,803
                                                        --------
                                                          45,866
                                                        --------
 PAPER AND ALLIED PRODUCTS--0.81%
   139,800       AVERY DENNISON CORP ................      6,300
   265,400       CONSOLIDATED PAPERS, INC ...........      7,299
   149,050       SONOCO PRODUCTS CO .................      4,416
   132,500       UNION CAMP CORP ....................      8,944
                                                        --------
                                                          26,959
                                                        --------
 PERSONAL SERVICES--0.14%
   125,200       SERVICE CORP INTERNATIONAL .........      4,765
                                                        --------
 PETROLEUM AND COAL PRODUCTS--0.36%
   260,600       MURPHY OIL CORP ....................     10,750
    45,600       WD-40 CO ...........................      1,305
                                                        --------
                                                          12,055
                                                        --------
 PRIMARY METAL INDUSTRIES--0.16%
    39,052       BIRMINGHAM STEEL CORP ..............        164
    87,200       NUCOR CORP .........................      3,771
   104,850       WORTHINGTON INDUSTRIES, INC ........      1,311
                                                        --------
                                                           5,246
                                                        --------
 PRINTING AND PUBLISHING--1.44%
    24,300       DELUXE CORP ........................        888
    41,000       DOW JONES & CO, INC ................      1,973
   155,400       GANNETT CO, INC ....................     10,023
    11,300       KNIGHT-RIDDER, INC .................        578
    74,100       MCGRAW HILL COS, INC ...............      7,549
    38,600       NEW YORK TIMES CO (CLASS A) ........      1,339
    20,220       R.H. DONNELLEY CORP ................        294
   356,358       TIME WARNER, INC ...................     22,116
    57,700       TIMES MIRROR CO SERIES A ...........      3,231
                                                        --------
                                                          47,991
                                                        --------
 RAILROAD TRANSPORTATION--0.40%
   421,200       NORFOLK SOUTHERN CORP ..............     13,347
                                                        --------
 REAL ESTATE--0.02%
    20,600       ROUSE CO ...........................        567
                                                        --------
 RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS--0.46%
    24,100       BANDAG, INC ........................   $    962
   117,300       ILLINOIS TOOL WORKS, INC ...........      6,803
   121,200       NIKE, INC (CLASS B) ................      4,916
    90,300       RUBBERMAID, INC ....................      2,839
                                                        --------
                                                          15,520
                                                        --------
 SECURITY AND COMMODITY BROKERS--0.75%
   146,000       MERRILL LYNCH & CO, INC ............      9,746
   214,948       MORGAN STANLEY, DEAN WITTER, & CO ..     15,261
                                                        --------
                                                          25,007
                                                        --------
 STONE, CLAY, AND GLASS PRODUCTS--0.12%
    94,100       NEWELL COS, INC ....................      3,882
                                                        --------
 TRANSPORTATION BY AIR--0.28%
    82,600(degree)AMR CORP ..........................      4,904
    37,600       DELTA AIRLINES, INC ................      1,955
    99,562       SOUTHWEST AIRLINES CO ..............      2,234
     5,618(degree)U.S. AIRWAYS GROUP, INC ...........        292
     2,300(degree)UAL CORP ..........................        137
                                                        --------
                                                           9,522
                                                        --------
 TRANSPORTATION EQUIPMENT--0.18%
    83,265       DANA CORP ..........................      3,403
    23,500       FEDERAL-MOGUL CORP .................      1,398
    12,000       FLEETWOOD ENTERPRISES, INC .........        417
    24,500       MODINE MANUFACTURING CO ............        888
                                                        --------
                                                           6,106
                                                        --------
 TRUCKING AND WAREHOUSING--0.03%
    67,800       ARNOLD INDUSTRIES, INC .............      1,093
                                                        --------
 WHOLESALE TRADE-DURABLE GOODS--0.33%
    24,400       AVNET, INC .........................      1,476
   191,850       GENUINE PARTS CO ...................      6,415
    66,200       GRAINGER (W.W.), INC ...............      2,756
    50,900       IKON OFFICE SOLUTIONS, INC .........        436
                                                        --------
                                                          11,083
                                                        --------
 WHOLESALE TRADE-NONDURABLE GOODS--0.54%
    61,180       BERGEN BRUNSWIG CORP (CLASS A) .....      2,134
    83,800       CARDINAL HEALTH, INC ...............      6,358
    66,800       MCKESSON CORP NEW ..................      5,281
   144,800       SYSCO CORP .........................      3,972
    25,450       UNISOURCE WORLDWIDE, INC ...........        185
                                                        --------
                                                          17,930
                                                        --------
               TOTAL COMMON STOCK
                (Cost $1,052,125) ...................  2,041,170
                                                       ---------

                       See notes to financial statements.

                                                                  VALUE
PRINCIPAL                                                         (000)
---------                                                         -----

SHORT TERM INVESTMENTS--11.35%
INVESTMENTS OF CASH COLLATERAL FOR

  SECURITIES LOANED--5.76%

               REPURCHASE AGREEMENTS
                 JP MORGAN SECURITIES
                   5.100%, DATED 12/31/98, DUE 01/04/99
                   (FULLY COLLATERALIZED BY $391,987,694
                   GOVERNMENT NATIONAL MORTGAGE
                   ASSOCIATION, DUE 01/15/07-11/15/28,
$90,000,000         6.500%-9.500%, VALUE $92,246)                 $   90,013
                 LEHMAN BROTHERS, INC
                   5.100%, DATED 12/31/98, DUE 01/04/99,
                   (FULLY COLLATERALIZED BY $41,887,159
                   GOVERNMENT NATIONAL MORTGAGE
                   ASSOCIATION, DUE 07/15/24-07/15/27,
 19,885,000         6.500%-7.000%, VALUE $19,885)                     19,888
                 SALOMON SMITH BARNEY
                   5.000%, DATED 12/31/98, DUE 01/04/99,
                   (FULLY COLLATERALIZED BY $2,238,915
                   U.S. TREASURY NOTES, DUE 05/31/99-11/15/04,
  2,310,000         5.375%-7.875%, VALUE $2,352)                       2,310
               TIME DEPOSITS
                 BANK OF AMERICAN CAYMAN
10,000,000         5.160%, 01/29/99 ...........................       10,093
               VARIABLE RATE NOTES
                 BANKERS TRUST CO
30,000,000         5.520%, 09/14/99 ...........................       29,994
                 MERRILL LYNCH & CO
40,000,000         4.990%, 10/14/99 ...........................       40,348
                                                                  ----------
                                                                     192,646
                                                                  ----------
 COMMERCIAL PAPER--5.59%
                 CONAGRA, INC
20,000,000         5.750%, 01/04/99 ...........................       19,988
                 COX COMMUNICATIONS, INC
10,000,000      *~ 5.850%, 01/14/99 ...........................        9,980
23,000,000      *~ 5.880%, 01/14/99 ...........................       22,953
                 CVS CORP
26,000,000      *~ 6.250%, 01/14/99 ...........................       25,947
                 MCI WORLDCOM, INC
25,000,000     ^*~ 5.750%, 01/14/99 ...........................       24,949
13,000,000     ^*~ 5.800%, 01/14/99 ...........................       12,974
12,000,000     ^*~ 5.820%, 01/14/99 ...........................       11,976
                 SBC COMMUNICATIONS, INC
 8,250,000         5.100%, 01/04/99 ...........................        8,245
                 SONAT, INC
30,000,000       * 5.650%, 01/14/99 ...........................       29,939
20,000,000       * 6.000%, 01/19/99 ...........................       19,946
                                                                  ----------
                                                                     186,897
                                                                  ----------
                TOTAL SHORT TERM INVESTMENTS
                 (Cost $379,529) .............................       379,543
                                                                  ----------
                TOTAL PORTFOLIO
                 (Cost $2,682,498)                                $3,692,160
                                                                  ===========

------------------------
(degree)  Non-income producing
~ Commercial  Paper issued under the Private  Placement  exemption under Section
  4(2) of the Securities Act of 1933, as amended.
^ Security is exempt from  registration  under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration normally to qualified institutional buyers. At December 31, 1998, the value of these securities amounted to $70,567,840 or 2.11% of net assets.
* All or a portion of this security has been segregated by the Custodian to cover securities purchased on a delayed delivery basis.
@ These securities were purchased on a delayed delivery basis.
------------------------
OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investment in debt securities, is as follows:

                                 MOODY'S RATINGS

                       AAA, AA, A              20.73%
                       BAA                      8.42%
                       BA                       0.81%

U.S. Government obligations represent 70.04% of the long term debt portfolio value and are not reflected in the above ratings.

Moody's ratings are provided by Moody's Investors Services and are not audited.

                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND

               STATEMENT OF INVESTMENTS--GLOBAL EQUITIES ACCOUNT

                               DECEMBER 31, 1998

                              SUMMARY BY INDUSTRY

                                     (000)

                                              VALUE        %
                                              -----      -----
BONDS
 CORPORATE BONDS
  COMMUNICATIONS ........................         $ 93    0.00%
  DEPOSITORY INSTITUTIONS ...............          188    0.00
  INSURANCE CARRIERS ....................          230    0.00
  METAL MINING ..........................           23    0.00
                                              --------   -----
 TOTAL CORPORATE BONDS
  (Cost $357) ...........................          534    0.00
                                              --------   -----
TOTAL BONDS
 (Cost $ 357) ...........................          534    0.00
                                              --------   -----
 PREFERRED STOCK
  APPAREL AND OTHER TEXTILE PRODUCTS ....           58    0.00
  BUSINESS SERVICES .....................        3,372    0.06
  CHEMICALS AND ALLIED PRODUCTS .........            8    0.00
  ELECTRIC, GAS, AND SANITARY SERVICES ..        1,813    0.03
  FABRICATED METAL PRODUCTS .............          185    0.00
  INSURANCE CARRIERS ....................           77    0.00
  PRINTING AND PUBLISHING ...............        1,291    0.02
  TRANSPORTATION EQUIPMENT ..............        2,244    0.04
                                              --------   -----
 TOTAL PREFERRED STOCK
  (Cost $5,250) .........................        9,048    0.15
                                              --------   -----
 COMMON STOCK
  AGRICULTURAL PRODUCTION-CROPS .........          212    0.00
  AMUSEMENT AND RECREATION SERVICES .....        4,025    0.07
  APPAREL AND ACCESSORY STORES ..........       20,958    0.35
  APPAREL AND OTHER TEXTILE PRODUCTS ....       12,381    0.20
  AUTO REPAIR, SERVICES AND PARKING .....          218    0.00
  AUTOMOTIVE DEALERS AND SERVICE STATIONS          801    0.01
  BUILDING MATERIALS AND GARDEN SUPPLIES        14,604    0.24
  BUSINESS SERVICES .....................      352,728    5.83
  CHEMICALS AND ALLIED PRODUCTS .........      693,424   11.46
  COAL MINING ...........................          122    0.00
  COMMUNICATIONS ........................      974,564   16.11
  DEPOSITORY INSTITUTIONS ...............      386,618    6.39
  EATING AND DRINKING PLACES ............       92,552    1.53
  ELECTRIC, GAS, AND SANITARY SERVICES ..      115,260    1.90
  ELECTRONIC AND OTHER ELECTRIC EQUIPMENT      475,298    7.85
  ENGINEERING AND MANAGEMENT SERVICES ...          886    0.01
  FABRICATED METAL PRODUCTS .............       55,804    0.92
  FOOD AND KINDRED PRODUCTS .............      144,746    2.39
  FOOD STORES ...........................      132,474    2.19
  FORESTRY ..............................           73    0.00
  FURNITURE AND FIXTURES ................        1,126    0.02
  FURNITURE AND HOMEFURNISHINGS STORES ..        1,223    0.02
  GENERAL BUILDING CONTRACTORS ..........        3,969    0.07
  GENERAL MERCHANDISE STORES ............      121,278    2.00
  HEALTH SERVICES .......................       20,277    0.34
  HEAVY CONSTRUCTION, EXCEPT BUILDING ...       35,405    0.59
  HOLDING AND OTHER INVESTMENT OFFICES ..       14,550    0.24
  HOTELS AND OTHER LODGING PLACES .......        3,113    0.05
  INDUSTRIAL MACHINERY AND EQUIPMENT ....      426,640    7.05
  INSTRUMENTS AND RELATED PRODUCTS ......      125,725    2.08
  INSURANCE AGENTS, BROKERS AND SERVICE .        3,746    0.06
  INSURANCE CARRIERS ....................      436,753    7.22
  LOCAL AND INTERURBAN PASSENGER TRANSIT        11,022    0.18
  LUMBER AND WOOD PRODUCTS ..............       10,959    0.18
  METAL MINING ..........................        9,940    0.16
  MISCELLANEOUS MANUFACTURING INDUSTRIES           410    0.01
  MISCELLANEOUS RETAIL ..................       10,418    0.17
  MOTION PICTURES .......................        8,812    0.15
  NONDEPOSITORY INSTITUTIONS ............       86,396    1.43
  NONMETALLIC MINERALS, EXCEPT FUELS ....          753    0.01
  OIL AND GAS EXTRACTION ................      130,395    2.15
  PAPER AND ALLIED PRODUCTS .............       16,252    0.27
  PERSONAL SERVICES .....................        1,108    0.02
  PETROLEUM AND COAL PRODUCTS ...........      218,747    3.62
  PIPELINES, EXCEPT NATURAL GAS .........          403    0.01
  PRIMARY METAL INDUSTRIES ..............       13,808    0.23
  PRINTING AND PUBLISHING ...............      203,847    3.37
  RAILROAD TRANSPORTATION ...............      127,193    2.10
  REAL ESTATE ...........................       16,343    0.27
  RUBBER AND MISCELLANEOUS
   PLASTIC PRODUCTS .....................       35,055    0.58
  SECURITY AND COMMODITY BROKERS ........       17,421    0.29
  SPECIAL TRADE CONTRACTORS .............        1,240    0.02
  STONE, CLAY, AND GLASS PRODUCTS .......       13,742    0.23
  TEXTILE MILL PRODUCTS .................          560    0.01
  TOBACCO PRODUCTS ......................       40,924    0.68
  TRANSPORTATION BY AIR .................       11,070    0.18
  TRANSPORTATION EQUIPMENT ..............      134,058    2.22
  TRANSPORTATION SERVICES ...............       90,440    1.49
  TRUCKING AND WAREHOUSING ..............       11,241    0.19
  WATER TRANSPORTATION ..................       12,186    0.20
  WHOLESALE TRADE-DURABLE GOODS .........        5,575    0.09
  WHOLESALE TRADE-NONDURABLE GOODS ......       40,743    0.68
                                              --------   -----
TOTAL COMMON STOCK
 (Cost $ 4,764,399) .....................    5,952,614   98.38
                                             ---------   -----
SHORT TERM INVESTMENTS
  COMMERCIAL PAPER ......................       40,227    0.67
  U.S. GOVERNMENT & AGENCIES ............       27,906    0.46
                                             ---------   -----
TOTAL SHORT TERM INVESTMENTS
  (Cost $ 68,161) .......................       68,133    1.13
                                             ---------   -----
TOTAL PORTFOLIO
  (Cost $4,838,167) .....................    6,030,329   99.66
   OTHER ASSETS & LIABILITIES, NET ......       20,600    0.34
                                             ---------   -----
NET ASSETS                                  $6,050,929  100.00%
                                            ==========  ======

                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND

               STATEMENT OF INVESTMENTS--GLOBAL EQUITIES ACCOUNT

                               DECEMBER 31, 1998

                               SUMMARY BY COUNTRY

                                          VALUE
                                          (000)            %
                                         -------        -------
DOMESTIC
  UNITED STATES                        $ 3,132,826       51.95%
                                        ----------      ------
TOTAL DOMESTIC                           3,132,826       51.95
                                        ----------      ------
FOREIGN
  AUSTRALIA                                 60,893        1.01
  AUSTRIA                                    1,146        0.02
  BELGIUM                                   18,010        0.30
  CANADA                                    84,687        1.40
  DENMARK                                   64,053        1.06
  FINLAND                                   40,930        0.68
  FRANCE                                   162,303        2.69
  GERMANY                                   88,764        1.47
  GREECE                                     3,402        0.06
  HONG KONG                                 30,176        0.50
  IRELAND                                   16,287        0.27
  ITALY                                    180,964        3.00
  JAPAN                                    491,274        8.15
  MALAYSIA                                   1,318        0.02
  NETHERLANDS                              299,401        4.96
  NEW ZEALAND                                3,948        0.07
  NORWAY                                    30,504        0.51
  PORTUGAL                                  35,543        0.59
  SINGAPORE                                  9,681        0.16
  SPAIN                                     52,307        0.87
  SWEDEN                                   114,054        1.89
  SWITZERLAND                              152,647        2.53
  THAILAND                                     888        0.01
  UNITED KINGDOM                           886,187       14.70
  ZIMBABWE                                       3        0.00
                                        ----------      ------
TOTAL FOREIGN                            2,829,370       46.92
TOTAL SHORT TERM                            68,133        1.13
                                        ----------      ------
TOTAL PORTFOLIO                         $6,030,329      100.00%
                                        ==========      ======

                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND

               STATEMENT OF INVESTMENTS--GLOBAL EQUITIES ACCOUNT

                               DECEMBER 31, 1998

                                                          VALUE
     PRINCIPAL                                            (000)
     ---------                                            -----

BONDS--0.00%
CORPORATE BONDS--0.00%
 COMMUNICATIONS--0.00%
                 VIACOM INTERNATIONAL, INC (SUB DEB)
  $ 89,000         8.000%, 07/07/06 .................     $   93
                                                          ------
 DEPOSITORY INSTITUTIONS--0.00%
                 BANCA INTESA
    35,900(1)      3.150%, 01/01/03 .................         76
                 MITSU TRUST & BANKING
32,000,000(2)      0.500%, 10/01/07 .................        112
                                                          ------
                                                             188
                                                          ------
 INSURANCE CARRIERS--0.00%
                 AXA S.A. CV
     1,531(3)      4.500%, 01/01/99 .................        230
                                                          ------
 METAL MINING--0.00%
                 RGC GOLD
    37,400         0.000%, 12/31/00 .................         23
                                                          ------
               TOTAL CORPORATE BONDS
                (Cost $357) .........................        534
                                                          ------
              TOTAL BONDS
               (Cost $357) ..........................        534
                                                          ------
------------------------
(1) Denominated in Italian Lire
(2) Denominated in Japanese Yen
(3) Denominated in French Francs

   SHARES
   ------
PREFERRED STOCK--0.15%
 APPAREL AND OTHER TEXTILE PRODUCTS--0.00%
       350       ESCADA AG. .........................         58
                                                          ------
 BUSINESS SERVICES--0.06%
     7,062       SAP AG. ............................      3,372
                                                          ------
 CHEMICALS AND ALLIED PRODUCTS--0.00%
       213(degree)CIN-CORPARACAO INDUSTRIAL .........          8
                                                          ------
 ELECTRIC, GAS, AND SANITARY SERVICES--0.03%
    49,670       RHEIN-WESTFALEN ELECTRIC AG.
                  (NON-VOTE) ........................      1,813
                                                          ------
 FABRICATED METAL PRODUCTS--0.00%
       700       FRIEDRICH-GROHE AG. ................        185
                                                          ------
 INSURANCE CARRIERS--0.00%
     1,014       AETNA, INC SERIES C ................         77
                                                          ------
 PRINTING AND PUBLISHING--0.02%
   212,001       NEWS CORP LTD ( LTD- VOTE) .........      1,291
                                                          ------
 TRANSPORTATION EQUIPMENT--0.04%
     4,500       RHEINMETALL AG. ....................         85
    43,330       VOLKSWAGEN AG. .....................      2,159
                                                          ------
                                                           2,244
                                                          ------
              TOTAL PREFERRED STOCK
               (Cost $5,250) ........................      9,048
                                                          ------
COMMON STOCK--98.38%
 AGRICULTURAL PRODUCTION-CROPS--0.00%
    51,000       GOLDEN HOPE PLANTATIONS BERHAD .....     $   39
     6,400       PIONEER-HI-BRED INTERNATIONAL, INC .        173
                                                          ------
                                                             212
                                                          ------
 AMUSEMENT AND RECREATION SERVICES--0.07%
    62,047(degree)EMI GROUP PLC .....................         415
   150,537       GRANADA GROUP LTD (CLASS A) ........      2,661
    25,836(degree)HARRAH'S ENTERTAINMENT, INC .......        405
    79,000(degree)MULTI-PURPOSE HOLDINGS BERHAD .....         15
   127,000(degree)STAR CITY HOLDINGS LTD ............        112
    41,900       TABCORP HOLDINGS LTD ...............        257
    30,000       TOKYO DOME CORP ....................        160
                                                          ------
                                                           4,025
                                                          ------
 APPAREL AND ACCESSORY STORES--0.35%
     7,800(degree)DOUGLAS HOLDINGS AG. ..............        473
       730(degree)DOUGLAS HOLDINGS AG. NEW ..........         39
    92,987       GAP, INC ...........................      5,231
    21,600       HENNES & MAURITZ AB SERIES B .......      1,764
   461,844       LIMITED, INC .......................     13,451
                                                          ------
                                                          20,958
                                                          ------
 APPAREL AND OTHER TEXTILE PRODUCTS--0.20%
    11,000       AOYAMA TRADING CO LTD ..............        308
   198,800       BENETTON GROUP S.P.A. ..............        401
        90(degree)DOLLFUS-MIEG & CIE S.A. ...........          1
     4,015(degree)FRUIT OF THE LOOM, INC (CLASS A) ..         55
     4,000       GUNZE LTD ..........................         10
 1,005,000       KURARAY CO LTD .....................     11,110
     1,000       ONWARD KASHIYMA CO LTD .............         13
     8,000(degree)RENOWN, INC .......................          5
     2,496       VF CORP ............................        117
    28,000       WACOAL CORP ........................        361
                                                          ------
                                                          12,381
                                                          ------
 AUTO REPAIR, SERVICES AND PARKING--0.00%
     8,400       RYDER SYSTEM, INC ..................        218
                                                          ------
 AUTOMOTIVE DEALERS AND SERVICE STATIONS--0.01%
     8,000       AUTOBACS SEVEN CO LTD ..............        270
    13,500       CANADIAN TIRE, INC (CLASS A) .......        354
    21,435       LEX SERVICE GROUP LTD ..............        136
    44,913       LONHRO AFRICA PLC ..................         41
                                                          ------
                                                             801
                                                          ------
 BUILDING MATERIALS AND GARDEN SUPPLIES--0.24%
    63,386       CRH PLC ............................      1,096
   197,662       HOME DEPOT, INC ....................     12,094
    41,247       MEYER INTERNATIONAL PLC ............        237
     5,900       PORTLAND VALDERRIVAS S.A. ..........        242
   147,843       WOLSELEY PLC .......................        935
                                                          ------
                                                          14,604
                                                          ------
 BUSINESS SERVICES--5.83%
    13,694(degree)ACNEILSEN CORP ....................        387
     2,600(degree)ADECCO S.A. (BR) ..................      1,187

                       See notes to financial statements.

                                                          VALUE
     SHARES                                               (000)
     ------                                               -----
 BUSINESS SERVICES--(CONTINUED)
     9,400       ADOBE SYSTEMS, INC .................    $   439
    58,768       AMERICA ONLINE, INC ................      9,403
   553,865(degree)ASCEND COMMUNICATIONS, INC ........     36,417
     8,966       AUTOMATIC DATA PROCESSING, INC .....        719
    23,300(degree)BMC SOFTWARE, INC .................      1,038
     5,680(degree)CAP GEMINI S.A. ...................        912
   106,635       COMPUTER ASSOCIATES INTERNATIONAL, INC    4,545
10,445,000       CORPORATE SERVICES GROUP PLC .......     26,328
    76,000(degree)CREATIVE TECHNOLOGY LTD ...........      1,073
    15,400       CSK CORP ...........................        355
     3,967       DASSAULT SYSTEMS S.A. ..............        187
    49,992       ELECTRONIC DATA SYSTEMS CORP .......      2,512
   100,262       FIRST DATA CORP ....................      3,177
   397,200       GETRONICS NV .......................     19,683
     1,000       HAW PAR CORP LTD ...................          1
 5,010,000       HAYS PLC ...........................     43,970
   117,900       HBO & CO ...........................      3,382
    25,763       IMS HEALTH, INC ....................      1,943
    33,000(degree)INCHCAPE MARKETING SERVICES .......         18
    17,500       INTERPUBLIC GROUP OF COS, INC ......      1,396
     2,300       ISS INTERNATIONAL SERVICE SYSTEM
                  AS SERIES B .......................        150
     8,000       KONAMI CO LTD ......................        232
    12,664       LAGARDERE S.C.A. ...................        538
 4,232,600(degree)LOGICA PLC ........................     36,795
    20,680       MANPOWER, INC ......................        521
   275,000       MEITEC CORP ........................      6,875
     6,000       MERKANTILDATA ASA ..................         59
   838,610(degree)MICROSOFT CORP ....................    116,305
    57,400       MISYS PLC ..........................        418
     1,000       NAMCO LTD ..........................         20
   490,400(degree)NEWBRIDGE NETWORKS CORP ...........     14,878
    17,800(degree)NOVELL, INC .......................        323
   161,187(degree)ORACLE CORP .......................      6,951
    22,400(degree)PARAMETRIC TECHNOLOGY CORP ........        364
     1,912(degree)PEOPLESOFT, INC ...................         36
       648       PITTSTON BRINKS GROUP CO ...........         21
     6,200       PROSEGUR COMPANIA DE SEGURIDAD S.A.          72
       100       RATIN AS (CLASS B) .................         21
   284,000       RENTOKIL INITIAL PLC ...............      2,141
   243,306       RUETERS GROUP PLC ..................      2,554
     3,200       SAP AG. ............................      1,383
     8,700       SECOM CO LTD .......................        722
    30,800       SECURITAS AB SERIES B FREE .........        479
        98(degree)SIEBEL SYSTEMS, INC ...............          3
    88,200       SIME DARBY BERHAD ..................         71
       100       SOPHUS BERENDSEN (CLASS B) NEW .....          3
     6,000(degree)TIETO CORP (CLASS B) ..............        269
   277,000       TOKYU CORP .........................        729
    24,800      #VIGLEN TECHNOLOGY (LITIGATION NOTE)           0
   290,000       WHARF HOLDINGS LTD .................        423
    10,900     #(degree)WHARF HOLDINGS LTD WTS 12/31/99        1
     7,000       WM-DATA AB SERIES B ................        299
                                                         -------
                                                         352,728
                                                         -------
 CHEMICALS AND ALLIED PRODUCTS--11.46%
   207,575       ABBOTT LABORATORIES CO .............     10,171
    17,600       AGA AB SERIES A FREE ...............        233
     8,000       AGA AB SERIES B FREE ...............        105
     8,500       AGRIUM, INC ........................         75
    54,100       AIR PRODUCTS & CHEMICALS, INC ......      2,164
    33,900       AKZO NOBEL NV ......................      1,544
   867,368       AMERICAN HOME PRODUCTS CORP ........     48,844
   184,000       ASAHI CHEMICAL INDUSTRY CO LTD .....      $ 879
    58,000       ASTRA AB SERIES A FREE .............      1,184
   122,532       ASTRA AB SERIES B FREE .............      2,494
    58,200       BASF AG. ...........................      2,222
    71,240       BAYER AG. ..........................      2,975
     6,600       BEIERSDORF AG. .....................        456
   116,345       BOC GROUP PLC ......................      1,664
   438,352       BRISTOL MYERS SQUIBB CO ............     58,657
       500       CIN-CORPARACAO INDUSTRIAL DO NORTE S.A       20
    25,200       CLOROX CO ..........................      2,944
   280,000       COLGATE PALMOLIVE CO ...............     26,005
    92,000       DAICEL CHEMICAL INDUSTRIES LTD .....        274
    50,000       DAIICHI PHARMACEUTICAL CO LTD ......        846
    32,000       DAINIPPON INK & CHEMICAL, INC ......         88
    13,540(degree)DEGUSSA AG. .......................        744
    29,022       DOW CHEMICAL CO ....................      2,639
   497,733       DU PONT (E.I.) DE NEMOURS & CO .....     26,411
     1,600       DYNO INDUSTRIER AS .................         24
    10,875       EASTMAN CHEMICAL CO ................        487
     9,000       EISAI CO LTD .......................        176
   151,100(degree)ELAN CORP PLC ADR .................     10,511
    34,600(degree)ELEMENTIS PLC .....................         48
    14,722       ELF SANOFI S.A. ....................      2,425
     5,000       FABRICA ESP DE PRODUCTO QUIMICO Y FARM       81
     8,723(degree)FMC CORP ..........................        488
   400,990       GLAXO WELLCOME PLC .................     13,797
    25,400       GREENCORE GROUP PLC ................        117
    45,300       IMPERIAL CHEMICAL INDUSTRY PLC .....        393
    19,756       INTERNATIONAL FLAVORS & FRAGRANCES, INC     873
    53,000(degree)ISHIHARA SANGYO KAISHA LTD ........         87
   140,983       JOHNSON & JOHNSON CO ...............     11,825
    70,000       KANEKA CORP ........................        526
    24,000       KANSAI PAINT CO LTD ................         70
   591,000       KAO CORP ...........................     13,360
    13,380       KEMIRA OY ..........................         96
    11,600       KISSEI PHARMACEUTICALS CO LTD ......        205
    42,000       KUREHA CHEMICAL INDUSTRY CO LTD ....        110
    91,000       KYOWA HAKKO KOGYO ..................        450
     4,877       L'AIR LIQUIDE ......................        895
     2,332      #L'AIR LIQUIDE (REGD) 1996 ..........        428
   148,270       LILLY (ELI) & CO ...................     13,177
    22,000       LION CORP ..........................         92
     7,164       LOREAL S.A. ........................      5,181
    14,207       LUBRIZOL CORP ......................        365
    18,574       MALLINCKRODT, INC ..................        572
    22,230       MERCK & CO KGAA ....................      1,001
   470,186       MERCK & CO, INC ....................     69,441
   230,000       MITSUBISHI CHEMICAL CORP ...........        485
    58,000       MITSUBISHI GAS CHEMICAL CO, INC ....        161
     1,000       MITSUI CHEMICAL CORP ...............          3
    50,599       MONSANTO CO ........................      2,403
   661,450       MONTEDISON S.P.A. ..................        880
     9,340       NALCO CHEMICAL CORP ................        290
    34,000       NIPPON SHOKUBAI KAGAK KOGYO CO LTD .        183
    26,122       NOVARTIS AG. (REGD) ................     51,350
     6,500       NOVO NORDISK AS (CLASS B) ..........        858
    52,500       ORICA LTD ..........................        273
   573,848       PFIZER, INC ........................     71,982
    41,243       PPG INDUSTRIES, INC ................      2,402
    40,491       PRAXAIR, INC .......................      1,427
   712,084       PROCTER & GAMBLE CO ................     65,022
    35,550       RHONE-POULENC S.A. (CLASS A) .......      1,830
        50       ROCHE HOLDINGS AG. (BR) ............        906
     1,013       ROCHE HOLDINGS AG. (GENUSSCHEINE) ..     12,361

                       See notes to financial statements.

                                                          VALUE
     SHARES                                               (000)
     ------                                               -----
CHEMICAL AND ALLIED PRODUCTS -- (CONTINUED)
    45,550       ROHM & HAAS CO .....................    $ 1,372
    53,100       SANKYO CO LTD ......................      1,163
     4,300       SCHERING AG. .......................        540
   957,986       SCHERING-PLOUGH CORP ...............     52,929
    78,000       SEKISUI CHEMICAL CO LTD ............        526
    38,300       SHERWIN-WILLIAMS CO ................      1,125
    38,255       SHIN-ETSU CHEMICAL CO LTD ..........        922
    47,000       SHIONOGI & CO LTD ..................        345
   317,700       SHISEIDO & CO LTD ..................      4,090
    24,000       SHOWA DENKO K.K. ...................         21
   706,105       SMITHKLINE BEECHAM PLC .............      9,868
    67,100       SNIA BDP S.P.A. ....................        106
    10,350       SOLVAY ET CIE S.A. .................        780
     5,600       SOMMER-ALLIBERT ....................        151
   194,000       SUMITOMO CHEMICAL CO LTD ...........        757
   217,000       TAISHO PHARMACEUTICAL CO LTD .......      5,983
   333,000       TAKEDA CHEMICAL INDUSTRIES LTD .....     12,842
 1,841,000(degree)TEIJIN LTD ........................      6,789
   225,000       TORAY INDUSTRIES, INC ..............      1,177
    29,000       UBE INDUSTRIES LTD .................         44
       187       UCB S.A. ...........................      1,154
 1,351,100       USEC, INC ..........................     18,747
   100,981       WARNER-LAMBERT CO ..................      7,593
   196,964       YAMANOUCHI PHARMACEUTICAL CO LTD ...      6,356
    92,594       ZENECA GROUP PLC ...................      4,032
     1,200       ZODIAC S.A. ........................        257
                                                         -------
                                                         693,424
                                                         -------
 COAL MINING--0.00%
   203,412       QCT RESOURCES LTD ..................        122
                                                         -------
 COMMUNICATIONS--16.11%
    69,471(degree)AIRTOUCH COMMUNICATIONS, INC ......      5,011
    20,080       ALCATEL ............................      2,459
        61       ALLTEL CORP ........................          4
 1,922,101       AT & T CORP ........................    144,638
    65,100       BCE, INC ...........................      2,452
   215,963       BELL ATLANTIC CORP .................     11,446
   241,252       BELLSOUTH CORP .....................     12,032
   277,579       BRITISH SKY BROADCASTING GROUP PLC .      2,108
   730,350       BRITISH TELECOMMUNICATIONS PLC .....     11,003
 1,895,000(degree)CABLE & WIRELESS COMMUNICATIONS PLC     17,309
   219,201       CABLE & WIRELESS PLC ...............      2,695
     1,990       CANAL PLUS S.A. ....................        543
    80,984       CBS CORP ...........................      2,652
   788,925      (degree)CHANCELLOR MEDIA CORP (CLASS A)   37,770
 1,000,493      (degree)CLEAR CHANNEL COMMUNICATIONS, INC 54,527
   232,450       DEUTSCHE TELEKOM AG. ...............      7,648
   203,000(degree)EQUANT NV .........................     13,766
 2,745,100       ERICSSON TELEFON (LM) AB SERIES B ..     65,361
       100      (degree)EUROPE 1 COMMUNICATION ......         23
    99,625       FRANCE TELECOM S.A. ................      7,918
       610(degree)FUJI TELEVISION NETWORK, INC ......      2,774
   546,000       FUJIKURA LTD .......................      2,933
     2,400       GN STORE NORD AS-GN GREAT NORDIC ...         85
 1,232,877       HONG KONG TELECOMMUNICATIONS LTD ...      2,156
   599,430(degree)INFINITY BROADCASTING CORP (CLASS A)    16,409
    56,457       KONINKLIJKE KPN NV .................      2,828
        75(degree)LEAP WIRELESS INTERNATIONAL, INC ..          1
       550(degree)LIBERTY MEDIA GROUP (CLASS A) .....         25
   659,692       LUCENT TECHNOLOGIES, INC ...........     72,566
   947,724(degree)MCI WORLDCOM, INC .................     67,999
   135,900       MEDIASET S.P.A. ....................      1,104
    11,100(degree)NETCOM AB SERIES B ................        452
   262,000       NIPPON COMSYS CORP .................      3,575
     3,510       NIPPON TELEGRAPH & TELEPHONE CORP ..     27,134
       111      (degree)NTT MOBILE COMMUNICATIONS ...      4,576
   128,000(degree)PANAFON HELLENIC TELECOM GDR ......      3,402
    16,143       PORTUGAL TELECOM S.A. ..............        740
    34,000(degree)ROGERS COMMUNICATIONS, INC (CLASS B)       302
 1,035,797       SBC COMMUNICATIONS, INC ............     55,545
   493,000       SINGAPORE TELECOMMUNICATIONS LTD ...        753
   845,000       SMARTONE TELECOMMUNICATIONS
                  HOLDNGS LTD .......................      2,345
 1,520,941(degree)SONERA GROUP OYJ ..................     27,034
    25,124       SPRINT CORP (FON GROUP) ............      2,114
     7,300(degree)SWISSCOM AG. (REGD) ...............      3,056
        20(degree)TCI SATELLITE ENTERTAINMENT (CLASS A)        0
    31,000       TECHNOLOGY RESOURCES INDUSTRIES
                  BERHAD ............................         11
   633,400       TELECOM CORP OF NEW ZEALAND ........      2,761
   520,405       TELECOM ITALIA .....................      4,450
12,750,199       TELECOM ITALIA MOBILE S.P.A. .......     94,327
    41,861      (degree)TELE-COMMUNICATIONS, INC (CLASS A) 2,315

   104,578(degree)TELECOM-TCI VENTURES GROUP (CLASS A)     2,464
   443,400       TELE DANMARK AS ....................     59,845
   119,130       TELEFONICA DE ESPANA S.A. ..........      5,305
   135,000       TELEKOM MALAYSIA BERHAD ............        249
    72,000       TELEVISION BROADCASTS LTD ..........        186
 1,807,394(degree)TELSTRA CORP ......................      8,459
     8,700       TELUS CORP .........................        184
    38,766(degree)VIACOM, INC (CLASS B) .............      2,869
     1,534      (degree)VIACOM, INC (CLASS B) WTS 07/07/99    18
 5,532,978       VODAFONE GROUP PLC .................     89,848
                                                         -------
                                                         974,564
                                                         -------
 DEPOSITORY INSTITUTIONS--6.39%
   202,231       ABBEY NATIONAL PLC .................      4,330
   166,894       ABN-AMRO HOLDINGS NV ...............      3,513
   141,260(degree)ALLIED IRISH BANK PLC .............      2,534
    16,000       AMKB HOLDINGS BERHAD ...............         13
    66,400       ARGENTARIA, CAJA POSTAL Y BCO HIPOTECA    1,722
   254,514       ASAHI BANK LTD .....................        934
       431       AUSTRALIAN & NEW ZEALAND BANKING
                  GROUP LTD .........................          3
   213,000      (degree)BANCA COMMERCIALE ITALIANA S.P.A.  1,472
    83,600(degree)BANCA INTESA RISP S.P.A. ..........        256
   168,600(degree)BANCA INTESA S.P.A. ...............      1,014
    29,000       BANCA POPOLARE DI MILANO ...........        264
   143,600(degree)BANCO AMBROSIANO VENETO WTS 05/31/02       182
   241,900       BANCO BILBAO VIZCAYA S.A. (REGD) ...      3,798
   147,886       BANCO CENTRALE HISPANOAMERICANO S.A.      1,759
    18,071       BANCO COMERCIAL PORTUGUES S.A. (REGD)       556
     9,095       BANCO ESPIRITO SANTO E COMERCIAL ...        282
       912(degree)BANCO PINTO & SOTTO MAYOR S.A. ....         17
   135,584       BANCO SANTANDER S.A. ...............      2,698
     5,804(degree)BANK AUSTRIA AG. ..................        295
    98,000       BANK OF EAST ASIA LTD ..............        171
    24,000       BANK OF MONTREAL ...................        964
    28,132       BANK OF NEW YORK CO, INC ...........      1,132
    61,192       BANK OF NOVA SCOTIA ................      1,345
 1,229,747       BANK OF TOKYO MITSUBISHI LTD .......     12,755
   181,000       BANK OF YOKOHAMA LTD ...............        435
   142,807       BANK ONE CORP ......................      7,292
   604,540       BANKAMERICA CORP ...................     36,348
    33,124       BANKBOSTON CORP ....................      1,290
    24,400       BANKERS TRUST CORP .................      2,085
    21,382(degree)BANQUE NATIONALE DE PARIS .........      1,761

                       See notes to financial statements.

                                                          VALUE
     SHARES                                               (000)
     ------                                               -----
 DEPOSITORY INSTITUTIONS--(CONTINUED)
   191,900(degree)BARCLAYS PLC ......................    $ 4,138
    45,850(degree)BAYERISCHE HYPO-UND VEREINSBANK AG.      3,592
     7,100       BPI-SGPS S.A. (REGD) ...............        241
    50,460       CANADIAN IMPERIAL BANK OF COMMERCE .      1,248
   117,460       CHIBA BANK LTD .....................        468
    29,000       CHRISTIANIA BANK OG KREDITKASSE ....        100
    31,500       COMERICA, INC ......................      2,148
        50       COMMERZBANK AG. ....................          2
    72,000       COMMONWEALTH BANK OF AUSTRALIA LTD .      1,023
    31,093       CREDIT SUISSE GROUP (REGD) .........      4,867
     2,000       DAI-ICHI KANGO BANK LTD ............         11
     4,300(degree)DEN DANSKE BANK AF 1871 ...........        578
    26,000       DEN NORSKE BANK ASA ................         90
    52,530       DEUTSCHE BANK AG. ..................      3,092
    40,600       DEVELOPMENT BANK OF SINGAPORE LTD (FR)      367
    47,790       DRESDNER BANK AG. ..................      2,008
   139,737       FIRST UNION CORP ...................      8,498
   115,816       FLEET FINANCIAL GROUP, INC .........      5,176
    37,400(degree)FORENINGSSPARBANKEN AB ............        969
   356,000       FUJI BANK LTD ......................      1,313
    11,244       GOLDEN WEST FINANCIAL CORP .........      1,031
     1,000       GUNMA BANK LTD .....................          8
   194,200       HANG SENG BANK LTD .................      1,736
    50,000       HIGO FAMILY BANK LTD ...............        229
   170,000(degree)HOKURIKU BANK LTD .................        306
   160,263       HSBC HOLDINGS LTD (U.K.) ...........      4,346
    80,117       HSBC HOLDINGS PLC ..................      2,026
    68,529       HSBC HOLDINGS PLC (H.K.) ...........      1,707
 1,023,297       INDUSTRIAL BANK OF JAPAN LTD .......      4,726
       415       JOYO BANK ..........................          2
    37,700(degree)KBC BANCASSURANCE HOLDINGS NV .....      2,985
   117,665       KEYCORP ............................      3,765
     2,800     #(degree)KUMAGI GUMI WTS 12/31/99 ....          0
   552,014       LLOYDS TSB GROUP PLC ...............      7,853
   105,800       MALAYAN BANKING BERHAD .............        150
   151,434       MBNA CORP ..........................      3,776
   113,100(degree)MERITA LTD ........................        719
   137,000       MITSUBISHI TRUST & BANKING CORP ....        883
   109,000       MITSUI TRUST & BANKING CO LTD ......        125
     7,144       MORGAN (J.P.) & CO, INC ............        751
   560,400       NATIONAL AUSTRALIA BANK LTD ........      8,456
    15,851       NATIONAL BANK OF CANADA ............        256
    47,210       NATIONAL CITY CORP .................      3,423
   367,024       OVERSEAS-CHINESE BANKING CORP LTD (FR)    2,491
    14,225(degree)PARIBAS S.A. ......................      1,237
    76,725       PNC BANK CORP ......................      4,153
    30,200       ROYAL BANK OF CANADA ...............      1,505
   131,908(degree)ROYAL BANK OF SCOTLAND PLC ........      2,107
   496,000       SAKURA BANK LTD ....................      1,139
 1,817,509(degree)SAN PAOLO-IMI S.P.A. ..............     32,182
     4,235       SANWA BANK LTD .....................         33
   239,000       SEVENTY-SEVEN (77) BANK LTD ........      2,394
   115,000       SHIZUOKA BANK LTD ..................      1,422
    60,100       SKANDINAVISKA ENSKILDA BANKEN SERIES A      634
    11,658       SOCIETE GENERALE S.A. ..............      1,889
     3,400       STATE STREET CORP ..................        237
   920,200       SUMITOMO BANK LTD ..................      9,463
    42,395       SUNTRUST BANKS, INC ................      3,243
    24,900       SVENSKA HANDELSBANKEN SERIES A .....      1,051
     5,025(degree)SWISS BANK CORP (REGD) WTS 06/30/00         81
   217,000       TOKAI BANK LTD .....................      1,027
    33,086       U.S. BANCORP .......................      1,175
 3,645,100       UNCREDITO ITALIANO S.P.A. ..........     21,651
     4,250(degree)UNI BANKDANMARK AS (CLASS A) ......        384
   182,174(degree)UNION BANK OF SWITZERLAND AG. (REGD)    55,972
    45,000       UNITED OVERSEAS BANK LTD (FR) ......        289
     1,400       WACHOVIA CORP ......................        122
    55,144       WASHINGTON MUTUAL, INC .............      2,106
 1,344,563       WELLS FARGO CO .....................     53,698
   556,100       WESTPAC BANKING CORP ...............      3,725
    54,000       WING LUNG BANK LTD .................        187
    42,000       YAMAGUCHI BANK LTD .................        397
   280,000(degree)YASUDA TRUST & BANKING CO LTD .....        216
                                                         -------
                                                         386,618
                                                         -------
 EATING AND DRINKING PLACES--1.53%
 6,827,500       COMPASS GROUP PLC ..................     78,211
    33,194       DARDEN RESTAURANTS, INC ............        597
   404,174       DIAGEO PLC (CLASS A) ...............      4,600
    52,374       HOST MARRIOTT CORP (NEW) ...........        723
    26,400       MARRIOTT INTERNATIONAL (CLASS A) ...        766
    79,410       MCDONALD'S CORP ....................      6,085
    37,100       MELCO INTERNATIONAL DEVELOPMENT LTD           3
    23,000       SKYLARK CO LTD .....................        343
     1,764(degree)SODEXHO ALLIANCE S.A. .............        395
    43,100(degree)TELEPIZZA S.A. ....................        411
         9(degree)TRICON GLOBAL RESTAURANTS, INC ....          0
     1,000       VALORA HOLDINGS AG. (REGD) .........        270
     4,878       VIAD CORP ..........................        148
                                                         -------
                                                          92,552
                                                         -------
 ELECTRIC, GAS, AND SANITARY SERVICES--1.90%
     8,000       AGUAS DE BARCELONA S.A. ............        536
        51(degree)AGUAS DE BARCELONA S.A. NEW .......          3
    34,829       AMERICAN ELECTRIC POWER CO, INC ....      1,639
     9,300(degree)ANGLIAN WATER PLC .................        128
    54,515       AUSTRALIA GAS LIGHT CO .............        393
    37,933       BALTIMORE GAS & ELECTRIC CO ........      1,171
    32,275       BROWNING FERRIS INDUSTRIES, INC ....        918
    10,893       CAROLINA POWER & LIGHT CO ..........        513
    54,341       CENTRAL & SOUTH WEST CORP ..........      1,491
   531,841(degree)CENTRICA PLC ......................      1,071
       100       CHUBU ELECTRIC POWER CO, INC .......          2
   628,000       CLP HOLDINGS LTD ...................      3,129
    54,263       COASTAL CORP .......................      1,896
    17,276       COLUMBIA ENERGY GROUP ..............        998
    24,464       CONSOLIDATED NATURAL GAS CO ........      1,321
    25,718       DOMINION RESOURCES, INC ............      1,202
    37,076       DTE ENERGY CO ......................      1,590
    27,523       DUKE ENERGY CORP ...................      1,763
    90,300       EDISON INTERNATIONAL CO ............      2,517
    74,550       EDISON S.P.A. ......................        880
    13,400       EDPERBRASCAN CORP (CLASS A) ........        186
     6,900       ELECTRABEL NV ......................      3,033
    10,950(degree)ELECTRABEL S.A. (STRIP VVPR) ......          3
    50,950       ELECTRICIDADE DE PORTUGAL S.A. .....      1,122
   122,008       ENDESA S.A. ........................      3,238
    19,756       ENRON CORP .........................      1,127
    32,037       ENTERGY CORP .......................        997
    56,761       FIRSTENERGY CORP ...................      1,848
     5,800       FPL GROUP, INC .....................        357
    19,400       GAS NATURAL SDG S.A. ...............      2,115
    31,663       GPU, INC ...........................      1,399
     3,100       GROUPE BRUXELLES LAMBERT S.A. ......        632
   504,900       HONG KONG & CHINA GAS CO LTD .......        642
    11,949(degree)HONG KONG & CHINA GAS CO LTD
                  WTS 03/30/99 ......................          1

                       See notes to financial statements.

                                                          VALUE
     SHARES                                               (000)
     ------                                               -----
 ELECTRIC GAS, AND SANITARY SERVICES -- (CONTINUED)
     8,600       HOUSTON INDUSTRIES, INC ............     $  276
     3,065       HYDER PLC ..........................         39
    98,974       IBERDROLA S.A. .....................      1,855
     2,100       ILLINOVA CORP ......................         53
    76,000       ITALGAS S.P.A. .....................        412
   122,200       KANSAI ELECTRIC POWER CO, INC ......      2,681
    71,095       NATIONAL GRID GROUP PLC ............        567
   124,577       NATIONAL POWER PLC .................      1,074
     2,000(degree)NIAGARA MOHAWK POWER CORP .........         32
    34,000       NORTHERN STATES POWER CO ...........        944
     7,880       NOVA CORP ..........................        103
    12,755       OGDEN CORP .........................        320
   172,000       OSAKA GAS CO LTD ...................        593
     1,600       OESTERREICHISCHE
                  ELEKTRIZITAETSWIRSCHAFTS AG. ......        245
    22,863       PECO ENERGY CO .....................        952
    42,900       PG&E CORP ..........................      1,351
    28,802       POTOMAC ELECTRIC POWER CO ..........        758
    38,710       PP&L RESOURCES, INC ................      1,079
    28,257       PUBLIC SERVICE ENTERPRISE GROUP, INC      1,130
    35,000       RHEIN-WESTFALEN ELECTRIC AG. (STAMM)      1,917
    52,300(degree)SCOTTISH & SOUTHERN ENERGY PLC ....        589
   219,897       SCOTTISH POWER PLC .................      2,259
    12,800       SEMPRA ENERGY ......................        325
   460,000       SHUN TAK ENTERPRISES CORP LTD ......         87
    25,900       SONAT, INC .........................        701
     3,151       SOUTHERN CO ........................         92
    19,553       LYONNAISE DES EAUX S.A. ............      4,018
   139,000       TENAGA NASIONAL BERHAD .............        200
    36,493       TEXAS UTILITIES CO .................      1,704
    43,514       THAMES WATER PLC ...................        833
    66,600       TOHOKU ELECTRIC POWER CO, INC ......      1,181
   309,987       TOKYO ELECTRIC POWER CO, INC .......      7,667
   467,000       TOKYO GAS CO LTD ...................      1,230
    10,800       TRACTEBEL NV .......................      2,097
       600(degree)TRACTEBEL NV PUT WTS 11/15/99 .....          0
    40,428       TRANS CANADA PIPELINES LTD .........        591
    26,300       TRANSALTA CORP .....................        387
    41,405       UNICOM CORP ........................      1,597
    35,400(degree)UNION ELECTRICA FENOSA S.A. .......        613
    94,054       UNITED UTILITIES PLC ...............      1,304
    47,550       VEBA AG. ...........................      2,846
     3,049       VIAG AG. ...........................      1,788
    20,115       VIVENDI S.A. .......................      5,221
    24,394(degree)VIVENDI S.A. WTS 05/02/01 .........         63
   462,808       WASTE MANAGEMENT, INC ..............     21,578
     2,355       WESTCOAST ENERGY, INC ..............         47
                                                         -------
                                                         115,260
                                                         -------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--7.85%
    32,000       ABB AB SERIES A ....................        341
    68,100       ABB AB SERIES B ....................        723
    11,210       ADVANTEST CORP .....................        712
     2,770       ALLEGHENY TELEDYNE, INC ............         57
    44,000       ALPS ELECTRIC CO LTD ...............        809
    24,500(degree)AMERICAN POWER CONVERSION CORP ....      1,187
   970,050(degree)AMERICAN TOWER SYSTEMS (CLASS A) ..     28,677
    17,794       AMP, INC ...........................        926
    10,891       AMSTRAD PLC ........................          6
   488,000(degree)ASM LITHOGRAPHY HOLDINGS NV .......     14,926
       900       BANG & OLUFSEN HOLDINGS AS (CLASS B)         55
     1,500       BARCO INDUSTRIES NV ................      $ 424
     5,267       BOWTHORPE HOLDINGS PLC .............         31
    41,000       BROTHERS INDUSTRIES LTD ............        128
   662,798       COOPER INDUSTRIES, INC .............     31,607
    32,000       DAI NIPPON SCREEN MANUFACTURING
                  CO LTD ............................         80
   100,000(degree)ELEC & ELTEK INTERNATIONAL CO LTD .        540
    13,519       ELECTROCOMPONENTS PLC ..............         91
    37,350       ELECTROLUX AB SERIES B .............        643
     1,500       EMPRESA FABRIL DE MAQUINAS ELECTRICAS        15
    25,300       FISHER & PAYKEL INDUSTRIES LTD .....         92
 1,095,000       FUJITSU LTD ........................     14,610
    72,000       FURUKAWA ELECTRIC CO LTD ...........        246
 1,157,086       GENERAL ELECTRIC CO ................    118,095
   346,681       GENERAL ELECTRIC CO (U.K.) .........      3,129
    15,063       HARRIS CORP ........................        552
   140,700       HIROSE ELECTRIC CO LTD .............      9,866
   444,000       HITACHI LTD ........................      2,755
   869,542       INTEL CORP .........................    103,095
 1,211,700       JOHNSON ELECTRIC HOLDINGS LTD ......      3,112
    43,399(degree)KONINKLIJKE PHILIPS ELECTRONICS NV       2,914
    25,500       KYOCERA CORP .......................      1,350
     4,683       LEGRAND S.A. .......................      1,242
    35,000       MABUCHI MOTOR CO LTD ...............      2,684
    30,000       MALAYSIAN PACIFIC INDUSTRIES BERHAD          29
   745,000       MATSUSHITA ELECTRIC INDUSTRIAL CO LTD    13,203
     7,300       MAYTAG CO ..........................        454
    10,229(degree)MICRON TECHNOLOGY, INC ............        517
   311,000(degree)MITSUBISHI ELECTRIC CORP ..........        979
    91,037       MOTOROLA, INC ......................      5,559
    93,000       MURATA MANUFACTURING CO LTD ........      3,867
     9,872       NATIONAL SERVICE INDUSTRIES, INC ...        375
    52,000       NGK SPARK PLUG CO LTD ..............        531
   916,000       NIPPON ELECTRIC CORP ...............      8,445
    18,000       NITTO DENKO CORP ...................        300
    44,200       NOKIA AB SERIES K ..................      5,412
    34,800(degree)NOKIA OYJ SERIES A ................      4,261
   853,800       NORTHERN TELECOMMUNICATIONS LTD ....     42,579
    21,000       PIONEER ELECTRONIC CORP ............        353
    17,800(degree)QUALCOMM, INC .....................        922
    20,491       RAYCHEM CORP .......................        662
    84,000       ROHM CO ............................      7,663
   123,000       SANYO ELECTRIC CO LTD ..............        382
 1,003,000       SHARP CORP .........................      9,061
    61,200      (degree)SHINKO ELECTRIC INDUSTRIES CO LTD  2,441
    19,800       SIRTI S.P.A. .......................        120
   117,402       SONY CORP ..........................      8,566
    42,000       SUMITOMO ELECTRIC INDUSTRIES CO ....        473
   119,130(degree)TELEFONICA DE ESPANA S.A. RTS .....        106
    49,418       TEXAS INSTRUMENTS, INC .............      4,228
    75,700       TOKYO ELECTRON CO LTD ..............      2,879
   600,000       TOSHIBA CORP .......................      3,580
     9,000       UNIDEN CORP ........................         76
   166,000(degree)VENTURE MANUFACTURING (SINGAPORE) LTD      634
    11,195       WHIRLPOOL CORP .....................        620
    29,000       YAMAHA CORP ........................        301
                                                         -------
                                                         475,298
                                                         -------
 ENGINEERING AND MANAGEMENT SERVICES--0.01%
     5,828       DUN & BRADSTREET CORP ..............        184
     5,800       OYO CORP ...........................         94
   116,000(degree)SEMBCORP INDUSTRIES LTD ...........        132
   202,000(degree)SINGAPORE TECHNOLOGIES
                  ENGINEERING LTD ...................        189

                       See notes to financial statements.

                                                          VALUE
     SHARES                                               (000)
     ------                                               -----
ENGINEERING AND MANAGEMENT SERIES -- (CONTINUED)
   132,000(degree)TIME ENGINEERING BERHAD ...........         22
    43,000       TOYO ENGINEERING CO ................         46
    11,100(degree)VEDIOR NV-CVA .....................        219
                                                         -------
                                                             886
                                                         -------
 FABRICATED METAL PRODUCTS--0.92%
   855,000       ASSA ABLOY AB SERIES B .............     32,699
   105,800       BICC LTD ...........................        124
       500(degree)BOHLER-UDDEHOLM AG. (BR) ..........         23
   700,150       BTR PLC ............................      1,444
     6,400       CCL INDUSTRIES, INC (CLASS B) ......         74
     1,673(degree)COLEP-COMPANHIA PORTUGUESA
                  DE EMBALAGE .......................         12
    11,188       CROWN CORK & SEAL CO, INC ..........        345
       716       FISCHER (GEORGE) LTD (REGD) ........        242
   130,199       GILLETTE CO ........................      6,290
   136,880       GKN PLC ............................      1,816
    51,620       MAGNETI MARELLI ....................         90
    72,200       MASCO CORP .........................      2,076
    27,948       PARKER-HANNIFIN CORP ...............        915
    27,421       ROCKWELL INTERNATIONAL CORP ........      1,332
    38,000(degree)SANKYO ALUMINIUM INDUSTRY CO LTD ..         33
    39,000       SANWA SHUTTER CORP .................        171
    75,800(degree)SMC CORP ..........................      6,061
     5,100       SNAP-ON, INC .......................        178
    13,800       STANLEY WORKS CO ...................        383
    44,000       TOSTEM CORP ........................        874
    36,600       TOYO SEIKAN KAISHA LTD .............        622
                                                         -------
                                                          55,804
                                                         -------
 FOOD AND KINDRED PRODUCTS--2.39%
         5(degree)AGRIBRANDS INTERNATIONAL, INC .....          0
    43,000       AJINOMOTO CO LTD ...................        457
     2,250       ALLIED DOMECQ PLC ..................         21
    58,312       ANHEUSER BUSCH COS, INC ............      3,827
   108,654       ARCHER DANIELS MIDLAND CO ..........      1,867
    40,000       ASAHI BREWERIES LTD ................        590
   145,333(degree)ASIA FOOD & PROPERTIES LTD ........         23
    10,900(degree)ASIA FOOD & PROPERTIES LTD WTS 07/12/02      1
   111,774       ASSOCIATED BRITISH FOODS PLC .......      1,057
    14,003       AZUCARERA EBRO AGRICOLAS S.A. ......        309
   109,966       BASS PLC ...........................      1,601
       300       BONGRAIN S.A. ......................        134
       784(degree)BRAU UND BRUNNEN AG. ..............         71
   139,898       CADBURY SCHWEPPES LTD ..............      2,386
    19,654       CAMPBELL SOUP CO ...................      1,081
     5,200       CARLSBERG BREWERIES AS (CLASS A) ...        302
    88,275       COCA COLA AMATIL LTD ...............        329
   258,464       COCA COLA CO .......................     17,285
    55,744       CONAGRA, INC .......................      1,756
    12,400       COTT CORP ..........................         44
     4,000(degree)CULTOR OYJ SERIES 1 ...............         41
     4,200       CULTOR OYJ SERIES 2 ................         43
     4,900       DANISCO AS .........................        266
     7,800       DANONE GROUP .......................      2,234
    12,000       DCC PLC ............................        102
     3,637       ERIDANIA BEGHIN-SAY S.A. ...........        630
    35,500       EZAKI GLICO CO LTD .................        204
   948,300       FOSTERS BREWING GROUP LTD ..........      2,571
    14,000       FRASER & NEAVE LTD .................         41
    39,156       GENERAL MILLS, INC .................      3,044
    79,612       GOODMAN FIELDER LTD ................         81
    37,250       HEINEKEN NV ........................    $ 2,243
    46,565       HEINZ (H.J.) CO ....................      2,637
    16,000       HOUSE FOODS CORP ...................        271
   179,900       ITOEN LTD ..........................      9,298
    27,100       KERRY GROUP (CLASS A) ..............        370
    49,000       KIKKOMAN CORP ......................        312
   151,000       KIRIN BREWERY CO LTD ...............      1,928
   121,100       LION NATHAN LTD ....................        309
     8,346       LVMH MOET HENNESSY LOUIS VUITTON ...      1,652
    73,000       MEIJI SEIKA KAISHA LTD .............        291
     2,300       MOLSON CO LTD (CLASS A) ............         33
    13,000       NESTLE MALAYSIA BERHAD .............         36
     4,242       NESTLE S.A. (REGD) .................      9,234
    59,000       NICHIREI CORP ......................        141
    37,000       NIPPON BEET SUGAR MANUFACTURING
                  CO LTD ............................         58
    37,000       NIPPON MEAT PACKERS, INC ...........        597
    29,000       NIPPON OIL & FATS CO LTD ...........         58
    93,000(degree)NIPPON SUISAN KAISHA LTD ..........        107
     8,000       NISSIN FOOD PRODUCTS CO LTD ........        202
     7,000       ORKLA AS SERIES A ..................        104
       400       OSTERREICHISCHE BRAU-AKTIENGESELLSCHAF       23
     6,900(degree)OYJ HARTWALL ABP ..................        112
   161,900       PARMALAT FINANZIARIA S.P.A. ........        310
        90       PEPSICO, INC .......................          4
    10,536       PERNOD-RICARD S.A. .................        685
       625       PPB OIL PALMS BERHAD ...............          0
    36,000(degree)Q.P. CORP .........................        296
    34,873       QUAKER OATS CO .....................      2,075
    21,000(degree)RAISIO GROUP PLC ..................        232
 1,483,665       RALSTON PURINA CO ..................     48,034
       850       SAPPORO BREWERIES LTD ..............          4
    66,698       SARA LEE CORP ......................      1,880
    52,579       SCOTTISH & NEWCASTLE PLC ...........        611
    32,800       SEAGRAMS CO LTD ....................      1,244
 1,028,000       SNOW BRAND MILK PRODUCTS CO ........      4,703
    98,560       SOUTHCORP LTD ......................        315
    53,100       TATE & LYLE PLC ....................        292
   203,000(degree)THAI UNION FROZEN PRODUCTS (FR) ...        888
     2,800       UNICER-UNIAO CERVEIJEIRA S.A. ......         67
    61,460       UNIGATE PLC ........................        442
   313,914       UNILEVER LTD .......................      3,520
    74,901       UNILEVER NV CERT ...................      6,406
     4,523       UNITED BISCUITS HOLDINGS PLC .......         18
     6,640       VISCOFAN S.A. ......................        215
     7,000       YAMAZAKI BAKING CO LTD .............         91
                                                         -------
                                                         144,746
                                                         -------
 FOOD STORES--2.19%
    38,667       ALBERTSONS, INC ....................      2,463
    14,811       CARREFOUR SUPERMARCHE S.A. .........     11,186
    13,600(degree)CASINO GUICHARD-PERRACHON S.A. ....      1,417
       438       COLRUYT S.A. .......................        367
       826       DAIRY FARM INTERNATIONAL HOLDINGS LTD         1
     6,600       DELHAIZE FRERES NV .................        584
   178,000       ITO-YOKADO CO LTD ..................     12,466
     6,350(degree)JERONIMO MARTINS SGPS S.A. ........        347
   160,891       KONINKLIJKE AHOLD NV ...............      5,950
    52,171(degree)KROGER CO .........................      3,156
     6,700       OSHAWA GROUP LTD (CLASS A) .........        159
     2,811       PROMODES S.A. ......................      2,045
    28,320       RINASCENTE S.P.A. ..................        292
   138,700       SAFEWAY PLC ........................        697
 1,433,269(degree)SAFEWAY, INC ......................     87,340
   178,015       SAINSBURY (J) PLC ..................      1,427

                       See notes to financial statements.

                                                          VALUE
     SHARES                                               (000)
     ------                                               -----
 FOOD STORES--(CONTINUED)
   820,934       TESCO PLC ..........................   $  2,339
    13,000       UNY CO LTD .........................        238
                                                         -------
                                                         132,474
                                                         -------
 FORESTRY--0.00%
     2,100       CORTICEIRA AMORIM S.A. .............         30
     1,300       GEORGIA-PACIFIC CORP (TIMBER GROUP)          31
    10,000       KUALA LUMPUR KEPONG BERHAD .........         12
                                                         -------
                                                              73
                                                         -------
 FURNITURE AND FIXTURES--0.02%
   322,900(degree)OLIVETTI GROUP S.P.A. .............      1,126
                                                         -------
 FURNITURE AND HOMEFURNISHINGS STORES--0.02%
    10,000       SHIMACHU CO ........................        199
    24,861       TANDY CORP .........................      1,024
                                                         -------
                                                           1,223
                                                         -------
 GENERAL BUILDING CONTRACTORS--0.07%
    51,820       AMEC PLC ...........................        153
    23,100       BERKELEY GROUP PLC .................        169
    15,186       CENTEX CORP ........................        684
    75,000       DAIWA HOUSE INDUSTRY CO LTD ........        800
    91,000(degree)EKRAN BERHAD ......................         17
    50,000       FLETCHER CHALLENGE LTD
                  (BUILDING DIVISION) ...............         77
   148,000(degree)FUJITA CORP .......................         83
   136,000       IGB CORP BERHAD ....................         35
    38,700       LEIGHTON HOLDINGS LTD ..............        166
    38,164       MISAWA HOMES CO LTD ................        118
    34,000       NISHIMATSU CONSTRUCTION CO LTD .....        199
    56,000       OBAYASHI CORP ......................        269
    34,000       SHIMIZU CORP .......................        114
    11,900       SKANSKA AB SERIES B FREE ...........        330
     1,360(degree)SOCIEDADE DE CONSTR SOARES DA COS BABY       4
   188,000       TAISEI CORP ........................        362
    59,300       TAYLOR WOODROW PLC .................        148
    51,371       WILSON (CONNOLLY) HOLDINGS PLC .....         92
    74,100       WIMPEY (GEORGE) LTD ................        134
    16,500       YTL CORP BERHAD ....................         15
                                                         -------
                                                           3,969
                                                         -------
 GENERAL MERCHANDISE STORES--2.00%
   629,518       COLES MYER LTD .....................      3,302
    39,000       DAIEI, INC .........................        106
    99,000       DAVID JONES LTD ....................        109
   519,284       DAYTON HUDSON CORP .................     28,171
   206,000       GIORDANO INTERNATIONAL LTD .........         39
    12,000       HAGEMEYER NV .......................        439
     8,000       HANKYU DEPARTMENT STORES, INC ......         53
     8,000       ISETAN CO ..........................         86
       180       JELMOLI HOLDINGS AG. (BR) ..........        202
    42,000(degree)JUSCO CO LTD ......................        851
   126,254(degree)K MART CORP .......................      1,933
     1,350(degree)KARSTADT AG. ......................        705
    10,500       KESCO OYJ ..........................        158
   244,884       KINGFISHER PLC .....................      2,650
   273,536       MARKS & SPENCER PLC ................      1,876
   313,000       MARUI CO LTD .......................      6,035
    16,186       MAY DEPARTMENT STORES CO ...........        977
    37,500       METRO AG. ..........................      2,994
    32,000       METRO HOLDINGS LTD .................         30
    70,200       MYCAL CORP .........................        419
     3,410       PENNEY (J.C.) CO, INC ..............        160
    11,500       PINAULT-PRINTEMPS-REDOUTE S.A. .....      2,199
    28,454(degree)SEARS PLC .........................        123
    90,273       SEARS ROEBUCK & CO .................      3,837
       954       SELFRIDGES PLC .....................          3
     2,700       SONAE INVESTIMENTOS-SGPS S.A. ......        131
     6,800       STOCKMANN B FREE ...................        128
    32,000       TAKASHIMAYA CO LTD .................        270
   776,170       WAL-MART STORES, INC ...............     63,209
    97,639       WATERFORD WEDGWOOD PLC (UNITS) .....         83
                                                         -------
                                                         121,278
                                                         -------
 HEALTH SERVICES--0.34%
    31,707       COLUMBIA/HCA HEALTHCARE CORP .......        785
    15,700(degree)EXTENDICARE, INC (CLASS A) ........         89
     2,700(degree)HCR MANOR CARE ....................         79
    84,151(degree)HEALTHSOUTH CORP ..................      1,299
    13,300       MDS, INC (CLASS B) .................        255
    50,800(degree)MEDPARTNERS, INC ..................        267
        87(degree)QUEST DIAGNOSTICS, INC ............          2
   666,700(degree)TENET HEALTHCARE CORP .............     17,501
                                                         -------
                                                          20,277
                                                         -------
 HEAVY CONSTRUCTION, EXCEPT BUILDING--0.59%
     9,800(degree)ACS ACTIVIDADES CONS Y SERV .......        387
    82,000(degree)AOKI CONSTRUCTION CO LTD ..........         39
    20,980       AUTOPISTAS CONCESIONARIA ESPANOLA S.A.      349
     1,286       BOUYGUES S.A. ......................        265
   535,800       BRISA-AUTO ESTRADAS DE PORTUGAL S.A.     31,539
    30,000(degree)CHIYODA CORP ......................         57
     4,300       DRAGADOS Y CONSTRUCCIONES S.A. .....        159
     2,328       ENGIL-SGPS .........................         16
     9,100       FOMENTO CONSTRUCCIONES Y
                 CONTRATAS S.A. .....................        678
    18,000       HOCHTIEF AG. .......................        702
     2,753       HOLLANDSCHE BETON GROEP NV (H.B.G.)          34
    80,000(degree)IMPREGILO S.P.A. ..................         72
    39,000       JGC CONSTRUCTION CORP ..............         92
   142,000       KAJIMA CORP ........................        371
    14,000       KUMAGAI GUMI LTD (H.K.) ............          6
    25,000       MAEDA ROAD CONSTRUCTION CO LTD .....        168
     1,146(degree)MORRISON KNUDSEN CORP WTS 03/11/03           4
    38,000(degree)NIIGATA ENGINEERING CO LTD ........         31
    25,000       OKUMURA CORP .......................        111
     6,000(degree)RENONG BERHAD .....................          1
    50,000       SATO KOGYO .........................         38
     1,700      (degree)SOCIEDADE DE CONSTRUCOES
                  SOARES DA COS .....................          6
     2,511       SOMAGUE-SGPS S.A. ..................         15
     2,500       SUPERFOS AS ........................         37
     9,000       TOYO EXTERIOR CORP .................         88
    60,000     #(degree)UNITED ENGINEERING BERHAD ...         31
   119,000       UNITED INDUSTRIAL CORP .............         48
       700       VA TECHNOLOGIE AG. (BR) ............         61
                                                         -------
                                                          35,405
                                                         -------
 HOLDING AND OTHER INVESTMENT OFFICES--0.24%
   207,145(degree)ALLIED ZURICH PLC .................      3,090
   497,200       BRIERLEY INVESTMENTS LTD ...........        113
     8,900(degree)DROTT AB SERIES B .................         82
    64,478       EQUITY OFFICE PROPERTIES TRUST .....      1,547
    15,100       EQUITY RESIDENTIAL PROPERTIES TRUST CO      611
       945       EURAFRANCE S.A. ....................        626
   411,000       HUTCHINSON WHAMPOA LTD .............      2,905
    92,885       LAND SECURITIES PLC ................      1,196
   210,000       LEND LEASE CORP LTD ................      2,834

                       See notes to financial statements.

                                                          VALUE
     SHARES                                               (000)
     ------                                               -----
 HOLDING AND OTHER INVESTMENT OFFICES--(CONTINUED)
    18,600       ORIENTAL HOLDINGS ..................   $     20
    28,000       POWER CORP OF CANADA ...............        605
     9,530       SIMON PROPERTY GROUP, INC ..........        272
    72,000       SUMITOMO CORP ......................        351
   556,400(degree)UNIONE IMMOBILIARE S.P.A. .........        291
     3,249(degree)WESTFIELD TRUST (UNITS) NEW .......          7
                                                         -------
                                                          14,550
                                                         -------
 HOTELS AND OTHER LODGING PLACES--0.05%
     5,857       ACCOR S.A. .........................      1,269
     3,900(degree)CLUB MEDITERRANEE S.A. ............        350
     5,237(degree)CRESTLINE CAPITAL CORP ............         77
   102,700(degree)CROWN LTD .........................         38
     5,000       FUJITA KANKO, INC ..................         44
     8,000       GENTING BERHAD .....................         12
   206,000       HONG KONG & SHANGHAI HOTELS LTD ....        146
   127,000       HOTEL PROPERTIES LTD ...............         54
     8,000       JURYS HOTEL GROUP PLC ..............         61
    18,572       LADBROKE GROUP PLC .................         75
   122,000       LANDMARKS HOLDINGS BERHAD ..........         23
   118,000       MIRAMAR HOTEL & INVESTMENT CO LTD ..        121
    14,159(degree)PROMUS HOTEL CORP .................        458
    69,000       RESORTS WORLD BERHAD ...............         56
    62,000       SHANGRI-LA ASIA LTD ................         53
    13,000       SHANGRI-LA HOTEL LTD ...............         21
     7,300       SOL MELIA S.A. .....................        255
                                                         -------
                                                           3,113
                                                         -------
 INDUSTRIAL MACHINERY AND EQUIPMENT--7.05%
       750       ABB ASEA BROWN BOVERI LTD (BR) .....        879
     9,800       AGIV AG. ...........................        253
    22,000       AMADA CO LTD .......................        107
    23,000       AMANO CORP .........................        218
    34,000(degree)APPLE COMPUTER, INC ...............      1,392
    45,200(degree)APPLIED MATERIALS, INC ............      1,929
    18,200       ATLAS COPCO AB SERIES B FREE .......        395
    39,242       BAKER HUGHES, INC ..................        694
     7,342       BLACK & DECKER CORP ................        412
     1,200       BRUNSWICK CORP .....................         30
       650(degree)BUDERUS AG. .......................        237
     7,400       CASE CORP ..........................        161
    24,833       CATERPILLAR, INC ...................      1,142
   861,617(degree)CISCO SYSTEMS, INC ................     79,969
     6,941       CUMMINS ENGINE CO, INC .............        246
    42,000       DAIKIN INDUSTRIES LTD ..............        417
    24,104       DEERE & CO .........................        798
   302,818(degree)DELL COMPUTER CORP ................     22,162
    18,360       DELTA PLC ..........................         34
    13,000(degree)DEUTZ AG. .........................        121
    10,000       EBARA CORP .........................         86
    71,105(degree)EMC CORP ..........................      6,044
     1,600(degree)EST ASIATIQUE .....................         11
    27,200       FANUC LTD ..........................        933
   111,544       FKI PLC ............................        250
     4,000       FLS INDUSTRIES AS (CLASS B) ........         82
   103,991       FUTURIS CORP LTD ...................        118
        20(degree)GLOBAL INDUSTRIAL TECHNOLOGIES, INC          0
   107,364       HEWLETT-PACKARD CO .................      7,334
     6,000       HITACHI ZOSEN CORP .................          8
     5,000       INDUSTRIE-WERKE KARLSRUHE
                  AUGSBURG AG. ......................         82
    30,013       INGERSOLL-RAND CO ..................      1,409
   416,649       INTERNATIONAL BUSINESS MACHINES CORP     76,976
   632,500       KEPPEL CORP ........................      1,694
    57,000       KOMATSU LTD ........................        300
    18,000       KOMORI CORP ........................        380
       655       KONE CORP SERIES B .................         76
   117,000       KUBOTA CORP ........................        350
    11,000       KURITA WATER INDUSTRIES LTD ........        162
       120       LINDE AG. ..........................         74
    15,000       MAKINO MILLING MACHINE CO LTD ......         86
    35,000       MAKITA CORP ........................        391
     6,520       METRA CO SERIES B ..................        113
   293,000       MINEBEA CO LTD .....................      3,361
    39,452       MINNESOTA MINING & MANUFACTURING CO       2,806
   441,000       MITSUBISHI HEAVY INDUSTRIES LTD ....      1,720
    17,000       MORI SEIKI CO LTD ..................        193
    89,800       NIDEC CORP .........................     11,010
    33,000       OKUMA CORP .........................        172
     4,000       OMRON CORP .........................         55
     1,013       RAUMA OY ...........................         15
    20,000       SANDVIK AB SERIES A ................        348
     6,100       SANDVIK AB SERIES B FREE ...........        105
       320       SCHINDLER HOLDINGS LTD (REGD) ......        545
    62,662(degree)SEAGATE TECHNOLOGY, INC ...........      1,896
   143,700       SIDEL S.A. .........................     12,193
     2,674       STORK NV ...........................         61
       100       SULZER WINTERTHUR AG. (REGD) .......         61
    11,600       SVENKA KULLAGERFABRIKEN AB SERIES B         135
    12,000       TAKUMA CO LTD ......................         77
     2,000       TOMRA SYSTEMS AS ...................         66
    11,100       TOYODA AUTOMATIC LOOM WORKS LTD ....        197
    27,000       TSUBAKIMOTO CHAIN CO ...............         58
     5,000(degree)TSUGAMI CORP ......................          5
 1,656,730       TYCO INTERNATIONAL LTD .............    124,980
 1,676,165(degree)UNISYS CORP .......................     57,723
     7,400(degree)VALMET OY SERIES A ................         99
    36,000(degree)VAN DER HORST LTD .................          9
    40,500       VICKERS PLC ........................        122
     2,333       ZARDOYA OTIS S.A. ..................         73
                                                         -------
                                                         426,640
                                                         -------
 INSTRUMENTS AND RELATED PRODUCTS--2.08%
     6,000       ASAHI OPTICAL CO LTD ...............         21
    31,041       BAXTER INTERNATIONAL, INC ..........      1,996
    10,520       BECTON DICKINSON & CO ..............        449
    91,000       CANON, INC .........................      1,948
    35,000       CASIO COMPUTER CO LTD ..............        259
    11,000       CITIZEN WATCH CO LTD ...............         66
    50,700       EASTMAN KODAK CO ...................      3,650
     2,112       ESSILOR INTERNATIONAL ..............        832
    54,000       FUJI PHOTO FILM CO LTD .............      2,011
    75,700       IMI PLC ............................        299
     2,630       INSTRUMENTARIUM GROUP SERIES B FREE         109
    14,941       JOHNSON CONTROLS, INC ..............        882
    90,000       KONICA CORP ........................        411
     3,798(degree)LITTON INDUSTRIES, INC ............        248
   571,000       NIKON CORP .........................      5,568
     9,300       OCE NV .............................        334
   715,000       OLYMPUS OPTICAL CO LTD .............      8,234
     7,430       OXFORD INSTRUMENTS GROUP PLC .......         25
     1,000       RADIOMETER AS (CLASS B) ............         53
     1,077(degree)RICOH CO LTD ......................         10
     1,087       SAGEM S.A. .........................        720
15,770,740       SIEBE PLC ..........................     62,187

                       See notes to financial statements.

                                                          VALUE
     SHARES                                               (000)
     ------                                               -----
 INSTRUMENTS AND RELATED PRODUCTS--(CONTINUED)
    12,200       TEKTRONIX, INC .....................   $    367
     5,577       THE SWATCH GROUP AG. (REGD) ........        835
   166,843       WILLIAMS PLC .......................        947
   279,628       XEROX CORP .........................     32,996
    54,000       YOKOGAWA ELECTRIC CORP .............        268
                                                         -------
                                                         125,725
                                                         -------
 INSURANCE AGENTS, BROKERS AND SERVICE--0.06%
    10,057      (degree)FORTIS AG. ..................      3,645
     4,662(degree)FORTIS AG. CVG ....................         21
     5,494       FORTIS AG. NPV (STRIP VVPR) ........          0
       326       GENERALI HOLDING VIENNA ............         80
                                                         -------
                                                           3,746
                                                         -------
 INSURANCE CARRIERS--7.22%
     2,550       AACHENER & MUNCHENER BETEIL (BR) ...        300
     7,500       AACHENER & MUNCHENER BETEIL (REGD) .      1,103
 1,014,882       ACE LTD ............................     34,950
   591,000       AEGON NV ...........................     72,619
        22       AEGON NV ARS .......................          3
     6,343       AETNA, INC .........................        499
    42,647       AFLAC, INC .........................      1,876
        29       ALLEANZA ASSICURAZIONI (S/S) NON CV           0
    28,739       ALLIANZ AG. (REGD) .................     10,542
   480,512       ALLSTATE CORP ......................     18,560
   668,122       AMERICAN INTERNATIONAL GROUP, INC ..     64,557
   386,000(degree)AMP LTD ...........................      4,895
     4,700       AON CORP ...........................        260
   120,964       ASSICURAZIONI GENERALI S.P.A. ......      5,061
   466,155       AXA ................................     67,593
       666(degree)AXA CTF DE VALEUR GARANT ..........          3
        29(degree)BERKSHIRE HATHAWAY, INC (CLASS A) .      2,030
        10(degree)BERKSHIRE HATHAWAY, INC (CLASS B) .         24
   153,254       CGU PLC ............................      2,399
     9,200       CHUBB CORP .........................        597
    42,670       CIGNA CORP .........................      3,299
   817,090       CITIGROUP, INC .....................     40,446
     6,599       COLONIA KONZERN AG. (REGD) .........        749
     1,300       COMPANHIA DE SEGUROS TRANQUILIDADE .         41
     1,000       CORPORACION MAPFRE S.A. ............         27
   323,811       EXEL LTD (CLASS A) .................     24,286
     1,700(degree)FAIRFAX FINANCIAL HOLDINGS LTD ....        598
    39,704       GIO AUSTRALIAN HOLDINGS LTD ........        131
    85,300       GUARDIAN ROYAL EXCHANGE PLC ........        478
    12,547       HARTFORD FINANCIAL SERVICES GROUP, INC      689
   461,400       INSTITUTO NAZIONALE DELLE ASSICURAZION    1,221
    47,389       IRISH LIFE .........................        447
    23,503       JEFFERSON-PILOT CORP ...............      1,763
   205,869       LEGAL & GENERAL GROUP PLC ..........      2,673
     7,000       LINCOLN NATIONAL CORP ..............        573
     2,500       MBIA, INC ..........................        164
    79,000       MITSUI TAISHO MARINE & FIRE CO LTD .        417
     8,310       MUENCHENER RUECKVER AG. (REGD) .....      4,026
       700       MUENCHENER RUECKVER GESELLSCHAFT
                  AG. (BR) ..........................        230
    68,000       NICHIDO FIRE & MARINE INSURANCE CO LTD      335
    79,000       NIPPON FIRE & MARINE INSURANCE CO LTD       291
    20,300(degree)OXFORD HEALTH PLANS, INC ..........        302
     2,000(degree)PACIFICARE HEALTH SYSTEMS, INC (CLASS A)   146
     8,600(degree)PACIFICARE HEALTH SYSTEMS, INC (CLASS B)   684
     5,300       POHJOLA INSURANCE CO LTD SERIES B ..        291
   184,876       PRUDENTIAL CORP PLC ................      2,791
   234,526       QBE INSURANCE GROUP LTD ............        971
    65,000       RAS S.P.A. .........................        944
   149,940       ROYAL & SUN ALLIANCE INSURANCE
                  GROUP PLC .........................      1,224
    18,400       SAI S.P.A. .........................        222
     7,200(degree)SAMPO INSURANCE CO SERIES A .......        275
     1,723       SCHWEIZERISCHE RUCKVERSICHERUNG (REGD)    4,492
    52,000       SKANDIA FORSAKRINGS AB .............        795
    11,600       UNI-STOREBRAND AS SERIES A .........         88
    65,972       SUMITOMO MARINE & FIRE INSURANCE CO         419
    13,015       SUNAMERICA, INC ....................      1,056
   639,000       TOKIO MARINE & FIRE INSURANCE CO LTD      7,648
    12,500       TORCHMARK CORP .....................        441
   892,154       UNITED HEALTHCARE CORP .............     38,418
    20,900       UNUM CORP ..........................      1,220
     4,823(degree)ZURICH ALLIED AG. .................      3,571
                                                         -------
                                                         436,753
                                                         -------
 LOCAL AND INTERURBAN PASSENGER TRANSIT--0.18%
     1,720       EAST JAPAN RAILWAY CO ..............      9,622
    50,286       LAIDLAW, INC .......................        506
   224,500       STAGECOACH HOLDINGS PLC ............        894
                                                         -------
                                                          11,022
                                                         -------
 LUMBER AND WOOD PRODUCTS--0.18%
   382,300       CARTER HOLT HARVEY LTD .............        343
   207,060       FLETCHER CHALLENGE LTD (FORESTS DIVISION)    69
    23,850       GEORGIA-PACIFIC CORP (PACKAGING GROUP)    1,397
    18,000       JAYA TIASA HOLDINGS BERHAD .........         17
       400       LOUISIANA PACIFIC CORP .............          7
    26,200       MACMILLAN BLOEDEL LTD ..............        261
   808,900       SEKISUI HOUSE LTD ..................      8,569
    15,000       SUMITOMO FORESTRY CO LTD ...........        108
     3,700       WEYERHAEUSER CO ....................        188
                                                         -------
                                                          10,959
                                                         -------
 METAL MINING--0.16%
       710(degree)ALUSUISSE LONZA HOLDINGS AG. (REGD)        827
    14,100       BARRICK GOLD CORP ..................        274
    33,900(degree)BARRICK GOLD CORP (U.S.) ..........        661
    16,500       CAMBIOR, INC .......................         81
     5,100       CAMECO CORP ........................         91
    23,970       CYPRUS AMAX MINERALS CO ............        240
    31,000(degree)ECHO BAY MINES LTD ................         53
     3,000       ELKEM AS ...........................         36
     4,500       FREEPORT-MCMORAN COPPER & GOLD, INC
                  (CLASS A) .........................         44
    40,677       FREEPORT-MCMORAN COPPER & GOLD, INC
                  (CLASS B) .........................        425
    77,109       GREAT CENTRAL MINES LTD ............         55
    19,000       HOMESTAKE MINING CO ................        175
     4,081       INCO LTD CO ........................         43
     3,000       INCO LTD CO (U.S.) .................         32
    42,819       LONRHO PLC .........................        234
 1,584,059       MIM HOLDINGS LTD ...................        700
   260,000       MITSUBISHI MATERIALS CORP ..........        438
    17,000       MITSUI MINING & SMELTING CO LTD ....         84
    11,700       NEWMONT MINING CORP ................        211
    99,000       NIPPON LIGHT METAL CO LTD ..........        104
    35,500       NORANDA, INC .......................        352
   243,392       NORMANDY MINING LTD ................        225
    28,680       NORTH LTD ..........................         47
    13,900       OUTOKUMPU OY SERIES A ..............        128
    26,900       PLACER DOME, INC ...................        306
    59,000(degree)RESOLUTE SAMANTHA LTD .............         42
    14,300       RIO ALGOM LTD ......................        153
   156,900       RIO TINTO LTD ......................      1,863

                       See notes to financial statements.

                                                          VALUE
     SHARES                                               (000)
     ------                                               -----
 METAL MINING--(CONTINUED)
    36,050       RIO TINTO PLC (BR) .................   $    402
    61,758       RIO TINTO PLC (REGD) ...............        718
     6,300       SMITH (HOWARD) LTD .................         42
    29,392       SONS OF GWALIA NL ..................         84
    58,300       STRAITS TRADING CO .................         38
    32,000       SUMITOMO METAL MINING CO LTD .......        104
    22,900       TECK CORP LTD (CLASS B) ............        167
     2,400       UNION MINIERE GROUP S.A. ...........         91
    24,520(degree)WESTRALIAN SANDS LTD NEW ..........         59
   102,000       WMC LTD ............................        308
    13,000(degree)ZIMBABWE PLATINUM MINES LTD .......          3
                                                         -------
                                                           9,940
                                                         -------
 MISCELLANEOUS MANUFACTURING INDUSTRIES--0.01%
     3,000      (degree)AMER GROUP LTD PLC SERIES A .         31

    32,300(degree)BULGARI S.P.A. ....................        193
     2,925       INTERNATIONAL GAME TECHNOLOGY CO ...         71
     1,239       MATTEL, INC ........................         28
       632       RHI AG. ............................         16
     1,000       SEGA ENTERPRISES LTD ...............         22
    26,000       VARITRONIX INTERNATIONAL LTD .......         49
                                                         -------
                                                             410
                                                         -------
 MISCELLANEOUS RETAIL--0.17%
    51,700       BOOTS CO LTD .......................        880
    32,205       CVS CORP ...........................      1,771
   178,720       GREAT UNIVERSAL STORES PLC .........      1,884
     9,942       NEXT PLC ...........................         82
    54,150(degree)STAPLES, INC ......................      2,366
    10,713(degree)TOYS R US, INC ....................        181
    55,562       WALGREEN CO ........................      3,254
                                                         -------
                                                          10,418
                                                         -------
 MOTION PICTURES--0.15%
   272,062       DISNEY (WALT) CO ...................      8,162
         2       PATHE S.A. .........................          1
    30,324       RANK GROUP PLC .....................        117
     3,000       TOEI CO ............................          9
     3,810       TOHO CO LTD ........................        523
                                                         -------
                                                           8,812
                                                         -------
 NONDEPOSITORY INSTITUTIONS--1.43%
    18,000       ACOM CO LTD ........................      1,159
    70,785       AMERICAN EXPRESS CO ................      7,238
   409,212       ASSOCIATES FIRST CAPITAL CORP ......     17,340
     1,300       CORPORACION FINANCIERE ALBA S.A. ...        217
     3,200       COUNTRYWIDE CREDIT INDUSTRIES, INC .        161
    11,162       CREDIT SAISON CO LTD ...............        276
   584,548       FEDERAL NATIONAL MORTGAGE ASSOCIATION    43,257
   227,800       HALIFAX PLC ........................      3,233
   110,082       ING GROEP NV .......................      6,716
    12,000       IRISH PERMANENT PLC ................        181
    67,700       MEDIOBANCA S.P.A. ..................        942
    59,000       NIPPON SHINPAN CO LTD ..............        116
     3,000       ORIX CORP ..........................        224
    28,923       PROVIDENT FINANCIAL PLC ............        426
    26,795       SCHROEDERS LTD .....................        489
    13,700       SHOHKOH FUND & CO ..................      4,421
                                                         -------
                                                          86,396
                                                         -------
 NONMETALLIC MINERALS, EXCEPT FUELS--0.01%
   234,398       ASHTON MINING LTD ..................        118
    49,000(degree)GOLDEN PLUS HOLDINGS BERHAD .......         10
     7,900       POTASH CORP OF SASKATCHEWAN, INC ...        507
       900       VULCAN MATERIALS CO ................        118
                                                         -------
                                                             753
                                                         -------
 OIL AND GAS EXTRACTION--2.15%
    13,200       ALBERTA ENERGY LTD .................        284
     8,875(degree)CANADIAN HUNTER EXPLORATION, INC ..         58
    18,400(degree)CANADIAN NATURAL RESOURCES LTD ....        276
    13,367       CANADIAN OCCIDENTAL PETROLEUM LTD ..        138
     4,100       COFLEXIP S.A. ......................        278
    60,200       FLETCHER CHALLENGE LTD (ENERGY DIVISION)    114
    17,500       GULF CANADA RESOURCES LTD ..........         51
    54,669       HALLIBURTON CO .....................      1,620
     4,800       HELMERICH & PAYNE, INC .............         93
 2,353,450      +IHC CALAND NV ......................     97,815
    55,100       IMPERIAL OIL LTD ...................        881
     2,875       KONINKLIJKE PAKHOED HOLDINGS NV ....         73
   140,366       LONDON & SCOTTISH MARINE OIL PLC ...        234
     1,200       OMV AKTIENGESELLS AG. ..............        113
 1,903,550(degree)PETROLEUM GEO-SERVICES AS .........     24,235
    28,300(degree)POCO PETROLEUM LTD ................        236
     5,500       PRIMAGAZ ...........................        522
    25,600(degree)RENAISSANCE ENERGY LTD ............        291
     3,000       SMEDVIG AS SERIES A ................         25
     4,800(degree)TALISMAN ENERGY, INC ..............         84
     4,300       TECHNIP S.A. .......................        405
    25,240       TOTAL S.A. .........................      2,557
    15,000(degree)TULLOW OIL PLC ....................         12
                                                         -------
                                                         130,395
                                                         -------
 PAPER AND ALLIED PRODUCTS--0.27%
     9,400       ABITIBI CONSOLIDATED, INC ..........         87
   210,000       AMCOR LTD ..........................        898
   174,700       ARJO WIGGINS APPLETON PLC ..........        321
       900       AVERY DENNISON CORP ................         41
   145,000       BERJAYA GROUP BERHAD ...............         22
    14,394       BOISE CASCADE CORP .................        446
     7,040       BUHRMANN NV ........................        126
     1,600       BUNZL PLC ..........................          6
    10,800       CARTIERE BURGO S.P.A. ..............         70
    24,400       CHAMPION INTERNATIONAL CORP ........        988
    16,600       DOMTAR, INC ........................         96
   103,900       FLETCHER CHALLENGE LTD (PAPER DIVISION)      70
    56,438       FORT JAMES CORP ....................      2,258
    20,279       INTERNATIONAL PAPER CO .............        909
     1,800(degree)INVESTIMENTOS PARTICIPACOES (BABY SHS)      19
     2,700       INVESTIMENTOS PARTICIPACOES E GESTAO         28
   182,929(degree)JEFFERSON SMURFIT GROUP PLC .......        330
    63,811       KIMBERLY CLARK CORP ................      3,478
       545(degree)MAYR-MELNHOF KARTON AG. ...........         25
    62,000       MITSUBISHI PAPER MILLS LTD .........        127
    15,478(degree)NEXFOR, INC .......................         61
    74,000       NGK INSULATORS LTD .................        956
    43,000       NIPPON PAPER INDUSTRIES CO .........        196
     2,400       NORSKE SKOGINDUSTRIER SERIES A .....         70
   144,666       OJI PAPER CO LTD ...................        753
     5,944       PORTUCEL INDUSTRIA EMPRESA .........         39
    35,520(degree)RENO DE MEDICI S.P.A. .............        112
    55,600(degree)REPAP ENTERPRISES, INC ............          3
   101,175       REXAM PLC ..........................        285
    20,300       SCA AB SERIES B ....................        443
     9,600       STORA KOPPARBERG BERGSLAGS
                  SERIES A FREE .....................        105
    24,400       STORA KOPPARBERG BERGSLAGS
                  SERIES B FREE .....................        271

                       See notes to financial statements.

                                                          VALUE
     SHARES                                               (000)
     ------                                               -----
 PAPER AND ALLIED PRODUCTS--(CONTINUED)
     5,100       UNI CHARM CORP .....................   $    240
    17,700       UNION CAMP CORP ....................      1,195
    37,400       UPM-KYMMENE OY .....................      1,049
     2,698       WESTVACO CORP ......................         72
     1,700       WILLAMETTE INDUSTRIES, INC .........         57
                                                         -------
                                                          16,252
                                                         -------
 PERSONAL SERVICES--0.02%
    23,625       BLOCK (H&R), INC ...................      1,063
       400(degree)LOEWEN GROUP, INC .................          3
     1,100       SERVICE CORP INTERNATIONAL .........         42
                                                         -------
                                                           1,108
                                                         -------
 PETROLEUM AND COAL PRODUCTS--3.62%
    71,461       AMOCO CORP .........................      4,216
    16,201       ATLANTIC RICHFIELD CO ..............      1,057
   442,090       BG PLC .............................      2,790
 2,416,741       BRITISH PETROLEUM PLC ..............     36,088
   613,755       BROKEN HILL PROPRIETARY CO LTD .....      4,525
    99,891       CHEVRON CORP .......................      8,285
   127,000       COSMO OIL CO LTD ...................        193
    32,139       ELF AQUITANE S.A. ..................      3,717
   950,300       ENTE NAZIONALE IDROCARBURI S.P.A. ..      6,224
   920,902       EXXON CORP .........................     67,341
    84,000(degree)MITSUBISHI OIL CO LTD .............        148
   392,696       MOBIL CORP .........................     34,214
     8,487       MURPHY OIL CORP ....................        350
   159,800       NIPPON OIL CO LTD ..................        558
    12,900       NORSK HYDRO AS .....................        435
    17,300       PETRO-CANADA (VARIABLE- VOTE) ......        183
     2,900       PETROFINA S.A. .....................      1,330
    33,608       REPSOL S.A. ........................      1,795
   845,705       ROYAL DUTCH PETROLEUM CO ...........     42,134
    34,775       SANTOS LTD .........................         93
     7,100       SUNCOR ENERGY, INC .................        213
    24,116       SUNOCO, INC ........................        870
    33,788       UNOCAL CORP ........................        986
    33,265       USX-MARATHON GROUP, INC ............      1,002
                                                         -------
                                                         218,747
                                                         -------
 PIPELINES, EXCEPT NATURAL GAS--0.01%
     8,781       ENBRIDGE, INC ......................        403
                                                         -------
 PRIMARY METAL INDUSTRIES--0.23%
    13,000       ALCAN ALUMINIUM CO LTD .............        351
     6,100       ALCAN ALUMINIUM CO LTD (U.S.) ......        165
       495       ALUMINUM CO OF AMERICA .............         37
    10,192       ASARCO, INC ........................        154
       200       BEKAERT S.A. .......................        100
     1,100       CO STEEL, INC ......................          9
    80,000       DAIDO STEEL CO LTD .................        106
     4,000       DANIELI & CO .......................         29
    20,100       ENGELHARD CORP .....................        392
    10,000       FLACK S.P.A. .......................         82
     2,850       GRANGES AB .........................         41
     3,500       HOOGOVENS NEN STAALIADRIEREN NV ....         97
    23,000(degree)JAPAN METALS & CHEMICALS CO .......         38
    62,000(degree)JAPAN STEEL WORKS LTD .............         77
   225,000       KAWASAKI STEEL CORP ................        337
    41,390       MANNESMANN AG. .....................      4,746
   741,000       NIPPON STEEL CORP ..................      1,347
   573,000       NKK CORP ...........................        391
       700       NKT HOLDINGS AS ....................         44
    19,819       NUCOR CORP .........................        857
    20,665       PECHINEY S.A. ......................        675
     1,234       PREUSSAG AKTIEGESELLSCHAFT AG. .....        558
    13,600(degree)RAUTARUUKKI SERIES K ..............         88
    17,619       REYNOLDS METALS CO .................        928
    14,280     #(degree)SILVERSTONE BERHAD ..........          0
   455,000       SUMITOMO METAL INDUSTRIES LTD ......        520
     6,625       SVENSKT STAL AB SERIES A (SSAB) ....         63
     2,450       SVENSKT STAL AB SERIES B ...........         23
     5,184(degree)THYSSEN AG. .......................        962
    20,500       TOKYO STEEL MANUFACTURING CO LTD ...        103
     9,900       TRELLEBORG AB SERIES B FREE ........         81
    17,700       USX-US STEEL GROUP, INC ............        407
                                                         -------
                                                          13,808
                                                         -------
 PRINTING AND PUBLISHING--3.37%
     7,000       CLONDALKIN GROUP PLC (UNITS) .......         50
    94,000       DAI NIPPON PRINTING CO LTD .........      1,502
    20,618       DELUXE CORP ........................        754
     2,427       DONNELLEY (R.R.) & SONS CO .........        106
    23,956       DOW JONES & CO, INC ................      1,153
    79,300       ELSEVIER UTIGEVERSMIJ NV ...........      1,111
    65,949       GANNETT CO, INC ....................      4,254
     3,100       HARLAND (JOHN H.) CO ...............         49
    33,144       INDEPENDENT NEWSPAPERS PLC .........        133
    15,000       MONDADORI (ARNOLDO) EDITORE S.P.A. .        199
     8,100       MOORE CORP LTD .....................         88
    57,000       NEW STRAITS TIMES PRESS BERHAD .....         28
   735,269       NEWS CORP LTD ......................      4,862
   190,000       ORIENTAL PRESS GROUP ...............         18
 6,535,165       PEARSON PLC ........................    129,717
    12,700       QUEBECOR, INC (CLASS B) ............        272
   173,977(degree)REED INTERNATIONAL PLC ............      1,360
     3,000       SCHIBSTED ASA ......................         38
    28,977       SINGAPORE PRESS HOLDINGS LTD .......        316
   368,000       SOUTH CHINA MORNING POST ...........        189
    16,900       SOUTHAM, INC .......................        257
    60,000       THOMSON CORP .......................      1,402
   626,670       TIME WARNER, INC ...................     38,893
    67,000       TOPPAN PRINTING CO LTD .............        820
   220,085       TRIBUNE CO .........................     14,526
     8,173       WOLTERS KLUWER NV ..................      1,750
                                                         -------
                                                         203,847
                                                         -------
 RAILROAD TRANSPORTATION--2.10%
    71,000       BRAMBLES INDUSTRIES LTD ............      1,731
    78,089       BURLINGTON NORTHERN SANTA FE CORP ..      2,636
    31,900       CANADIAN PACIFIC LTD ...............        596
    10,932       CSX CORP ...........................        454
    87,111       HANKYU CORP ........................        383
    66,000       KEIHIN ELECTRIC EXPRESS RAILWAY ....        208
   256,797       KINKI NIPPON RAILWAY CO LTD ........      1,377
   109,125       NAGOYA RAILROAD CO LTD .............        397
    63,990       NANKAI ELECTRIC RAILWAY CO .........        323
   140,000       NIPPON EXPRESS CO LTD ..............        789
    63,000       ODAKYU ELECTRIC RAILWAY CO LTD .....        221
 4,431,293       RAILTRACK GROUP PLC ................    115,826
    15,000       TOBU RAILWAY CO LTD ................         44
    49,000       UNION PACIFIC CORP .................      2,208
                                                         -------
                                                         127,193
                                                         -------
 REAL ESTATE--0.27%
   733,000       CHEUNG KONG HOLDINGS LTD ...........      5,275
    39,319(degree)CHINESE ESTATES HOLDINGS WTS 11/24/99        2
    39,319(degree)CHINESE ESTATES HOLDINGS WTS 11/24/00        2
    59,225       CITY DEVELOPMENT LTD ...............        257
    28,000       DAIWA KOSHO LEASE CO LTD ...........        115
    69,000       DBS LAND LTD .......................        102

                       See notes to financial statements.

                                                          VALUE
     SHARES                                               (000)
     ------                                               -----
 REAL ESTATE--(CONTINUED)
     6,000       DILIGENTIA AB ......................   $     42
    61,084(degree)EVERGO CHINA HOLDINGS LTD .........          1
   109,517       GENERAL PROPERTY TRUST .............        205
    65,216       HAMMERSON PLC ......................        374
   213,000       HANG LUNG DEVELOPMENT CO LTD .......        228
   165,000       HONG LEONG PROPERTIES BERHAD .......         24
   164,167       HYSAN DEVELOPMENT CO LTD ...........        245
    10,400(degree)HYSAN DEVELOPMENT CO LTD WTS 04/30/99        0
     5,000       MEPC PLC ...........................         33
   175,000       METROPLEX BERHAD ...................         23
    10,600(degree)METROVACESA .......................        319
   130,000       MITSUBISHI ESTATE CO LTD ...........      1,167
   120,000       MITSUI FUDOSAN CO LTD ..............        910
   186,250       MULPHA INTERNATIONAL BERHAD ........         21
   170,005       NEW WORLD DEVELOPMENT CO LTD .......        428
     4,997       SIMCO (REGD) .......................        454
   174,000       SINO LAND CO .......................         93
   101,900       SLOUGH ESTATES PLC .................        463
    65,000       STOCKLAND TRUST GROUP (UNITS) ......        162
     2,276(degree)STOCKLAND TRUST GROUP (UNITS) NEW .          5
   454,837       SUN HUNG KAI PROPERTIES LTD ........      3,317
   136,000       TAI CHEUNG HOLDINGS LTD ............         33
    11,000       TOKYO TATEMONO CO LTD ..............         19
    58,200       UNITED OVERSEAS LAND LTD ...........         40
    11,233(degree)URBIS S.A. ........................        175
     3,900(degree)VALLEHERMOSO S.A. .................         56
   793,714       WESTFIELD TRUST (UNITS) ............      1,753
                                                         -------
                                                          16,343
                                                         -------
 RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS--0.58%
       770       ADIDAS SALOMON AG. .................         84
       833       ARMSTRONG WORLD INDUSTRIES, INC ....         50
   412,105       BRIDGESTONE CORP ...................      9,371
     9,220(degree)CONTINENTAL AG. ...................        255
       200       FORBO HOLDINGS AG. (REGD) ..........         87
     8,702       GOODYEAR TIRE & RUBBER CO ..........        439
    40,077       ILLINOIS TOOL WORKS, INC ...........      2,324
     6,134       MICHELIN S.A. (CLASS B) ............        245
    68,104       NIKE, INC (CLASS B) ................      2,762
    23,000       OKAMATO INDUSTRIES, INC ............         52
   157,000       PACIFIC DUNLOP LTD .................        254
   232,200       PIRELLI S.P.A. .....................        746
     3,000(degree)SEALED AIR CORP ...................        153
   814,887       SOLUTIA, INC .......................     18,233
                                                         -------
                                                          35,055
                                                         -------
 SECURITY AND COMMODITY BROKERS--0.29%
       171       CPR ................................          8
   214,000       DAIWA SECURITIES CO LTD ............        732
   237,000       ITOCHU CORP ........................        458
   270,000       MARUBENI CORP ......................        464
     7,514       MERRILL LYNCH & CO, INC ............        502
   178,000       MITSUBISHI CORP ....................      1,026
   170,000       MITSUI & CO LTD ....................        951
   886,000       NOMURA SECURITIES CO LTD ...........      7,737
     7,000(degree)OM GRUPPEN AB .....................         88
     5,100       PAINE WEBBER GROUP, INC ............        197
    93,024       SCHWAB (CHARLES) CORP ..............      5,227
   114,000       TA ENTERPRISE BERHAD ...............         26
   275,000     x(degree)YAMAICHI SECURITIES CO LTD ..          5
                                                         -------
                                                          17,421
                                                         -------
 SPECIAL TRADE CONTRACTORS--0.02%
    30,000       KANDENKO CO LTD ....................        203
    13,000       KINDEN CORP ........................        198
    21,000       KYUNDENKO CO LTD ...................        142
    11,485       SCHNEIDER S.A. .....................        697
                                                         -------
                                                           1,240
                                                         -------
 STONE, CLAY, AND GLASS PRODUCTS--0.23%
     3,400       AKER RGI ASA SERIES A ..............         36
    81,000       ASAHI GLASS CO LTD .................        503
    65,847       BLUE CIRCLE INDUSTRIES PLC .........        340
    62,000       BORAL LTD ..........................         88
     2,600       CBR NV .............................        257
     5,000       CEMENTIR S.P.A. ....................          6
     7,708       CIMENTOS DE PORTUGAL ...............        246
     5,600       CORNING, INC .......................        252
   405,200       CSR LTD ............................        992
       120       DYCKERHOFF AG. .....................         33
    55,200       ENGLISH CHINA CLAYS PLC ............        152
       700       GLAVERBEL S.A. .....................         93
   101,800       HANSON PLC .........................        808
    10,775       HEIDELBERGER ZEMENT AG. ............        841
    37,800(degree)HEPWORTH PLC ......................        101
       890       HOLDERBANK FINANCIERE GLARUS AG. (BR)     1,054
    17,000(degree)HOYA CORP .........................        829
    41,000       INAX CORP ..........................        265
    24,100(degree)ITALCEMENTI S.P.A. ................        266
    16,339       LAFARGE S.A. (BR) ..................      1,553
    28,000       MALAYSIAN MOSAICS BERHAD ...........          7
    74,314       MARLEY PLC .........................        152
    95,000       NIPPON SHEET GLASS CO LTD ..........        268
    31,000       NORITAKE CO LTD ....................        160
    13,863       OWENS CORNING CO ...................        491
    59,000       PAN-MALAYSIA CEMENT WORKS BERHAD ...         12
   178,800       PILKINGTON PLC .....................        177
   656,300       PIONEER INTERNATIONAL LTD ..........      1,389
     2,998       RMC GROUP PLC ......................         41
        65       EUROC INDUSTRIA AB SERIES A ........          2
    11,787       ST. GOBAIN S.A. ....................      1,665
    89,000       SUMITOMO OSAKA CEMENT CO LTD .......        166
   144,200       TAIHEIYO CEMENT CORP ...............        362
     9,147       TARMAC PLC .........................         17
     4,700       TOTO LTD ...........................         38
       400       WIENERBERGER BAUSTOFF AG. ..........         80
                                                         -------
                                                          13,742
                                                         -------
 TEXTILE MILL PRODUCTS--0.01%
     7,259       BBA GROUP PLC ......................         45
     1,962       CHARGEURS S.A. .....................        109
    19,790       COURTAULDS TEXTILES PLC ............         52
    51,000       KURABO INDUSTRIES LTD ..............         52
     7,000       MARZOTTO & FIGLI S.P.A. ............         77
    58,000       NISSHINBO INDUSTRY, INC ............        203
    17,000       TOYOBO CO LTD ......................         22
                                                         -------
                                                             560
                                                         -------
 TOBACCO PRODUCTS--0.68%
   168,345       BRITISH AMERICAN TOBACCO PLC .......      1,480
    56,900       IMASCO LTD .........................      1,211
   272,046       PHILIP MORRIS COS, INC .............     14,554
    29,000       ROTHMANS HOLDINGS LTD ..............        208
     4,000       ROTHMANS OF PALL MALL BERHAD .......         17
    12,986       SEITA S.A. .........................        814
   896,100       TABACALERA S.A. SERIES A (REGD) ....     22,640
                                                         -------
                                                          40,924
                                                         -------

                       See notes to financial statements.

                                                          VALUE
     SHARES                                               (000)
     ------                                               -----
 TRANSPORTATION BY AIR--0.18%
   182,000(degree)ALITALIA S.P.A. ...................   $    673
     6,580(degree)ALL NIPPON AIRWAYS CO LTD .........         22
    21,920(degree)AMR CORP ..........................      1,302
     1,500       AUSTRIAN AIRLINES/OEST LUFTV AG. ...         54
    44,134       BRITISH AIRPORT AUTHORITIES PLC ....        515
   148,949       BRITISH AIRWAYS PLC ................      1,004
   296,000       CATHAY PACIFIC AIRWAYS LTD .........        294
    23,400       DELTA AIRLINES, INC ................      1,217
    49,300       DEUTSCHE LUFTHANSA AG. (REGD) ......      1,089
    12,286(degree)FDX CORP ..........................      1,093
     1,100       FLUGHAFEN WIEN AG. .................         54
     3,200       HONG KONG AIRCRAFT ENGINEERING CO LTD         4
   161,600(degree)JAPAN AIRLINES CO LTD .............        427
     8,400       KLM (ROYAL DUTCH AIRLINES) NV ......        254
    21,000(degree)RYANAIR HOLDINGS PLC ..............        150
     1,261       SAIRGROUP ..........................        313
     4,200       SAS DANMARK AS .....................         48
     3,000       SAS NORGE ASA SERIES B .............         25
    58,000       SINGAPORE INTERNATIONAL AIRLINES LTD (FR)   425
    17,663       SOUTHWEST AIRLINES CO ..............        396
   182,400       SWIRE PACIFIC LTD (CLASS A) ........        817
    17,195(degree)U.S. AIRWAYS GROUP, INC ...........        894
                                                         -------
                                                          11,070
                                                         -------
 TRANSPORTATION EQUIPMENT--2.22%

   102,477       BOEING CO ..........................      3,343
    86,700       BOMBARDIER, INC (CLASS B) ..........      1,242
    18,530     x(degree)BREMER VULKAN AG. ...........          8
   290,878       BRITISH AEROSPACE PLC ..............      2,466
     5,868      (degree)BRITISH AEROSPACE PLC WTS 11/15/00   145
    27,200       CAE, INC ...........................        144
     1,500       COBHAM GROUP PLC ...................         17
    16,000       CYCLE & CARRIAGE LTD ...............         55
    67,788(degree)DAIMLERCHRYSLER AG. ...............      6,695
   346,277(degree)DAIMLERCHRYSLER (U.S.A.) ..........     33,264
   118,600       DENSO CORP .........................      2,197
    18,200       EATON CORP .........................      1,287
   557,290       FIAT S.P.A. ........................      1,940
    10,253       GENERAL DYNAMICS CORP ..............        601
    90,499       GENERAL MOTORS CORP ................      6,476
        66(degree)HALTER MARINE GROUP, INC ..........          0
    29,651       HARLEY DAVIDSON, INC ...............      1,405
   230,000       HONDA MOTOR CO LTD .................      7,565
    33,000       INCHAPE MOTORS .....................         38
   200,000       KAWASAKI HEAVY INDUSTRIES LTD ......        470
     2,500       KVAERNER INDUSTRIER AS SERIES A ....         49
   160,462       LOCKHEED MARTIN CORP ...............     13,599
    10,500       MAGNA INTERNATIONAL, INC ...........        652
     34L(R)0       MAN AG. (STAMM) ..................        883
    59,000(degree)MITSUI ENGINEERING & SHIP BUILDING CO LTD   59
    17,114(degree)NAVISTAR INTERNATIONAL CORP .......        488
   301,000       NISSAN MOTOR CO LTD ................        923
    81,000       ORIENT CORP ........................        181
     8,263       PEUGEOT S.A. .......................      1,279
     3,500       RHEINMETALL AG. ....................         91
   177,132       ROLLS ROYCE LTD ....................        734
    33,000       SANDEN CORP ........................        250
    18,000       SHIMANO, INC .......................        465
    58,340       SIEMENS AG. ........................      3,765
    14,468       SUNDSTRAND CORP ....................        751
    20,363       TEXTRON, INC .......................      1,546
     8,758       THOMSON-CSF ........................        376
   128,527       TI GROUP PLC .......................        692
 1,092,000       TOYOTA MOTOR CORP ..................     29,720
    11,130       TRINITY INDUSTRIES, INC ............        429
    10,959       TRW, INC ...........................        616
    31,384       UNITED TECHNOLOGIES CORP ...........      3,413
    14,086       VALEO S.A. .........................      1,111
    19,610       VOLKSWAGEN AG. .....................      1,566
    46,300       VOLVO AB SERIES B FREE .............      1,062
                                                         -------
                                                         134,058
                                                         -------
 TRANSPORTATION SERVICES--1.49%
13,300,100       AIRTOURS PLC .......................     84,974
       600       DANZAS HOLDINGS AG. (REGD) .........        253
   280,600       NATIONAL EXPRESS GROUP PLC .........      5,210
     1,770(degree)NEW WORLD INFRASTUCTURE LTD .......          3
                                                         -------
                                                          90,440
                                                         -------
 TRUCKING AND WAREHOUSING--0.19%
    10,700       CNF TRANSPORTATION, INC ............        402
     1,000       MITSUBISHI LOGISTICS CORP ..........         12
    34,000       SEINO TRANSPORTATION CO LTD ........        195
    56,457       TNT POST GROUP NV ..................      1,820
   629,122       YAMATO TRANSPORT CO LTD ............      8,812
                                                         -------
                                                          11,241
                                                         -------
 WATER TRANSPORTATION--0.20%
     3,100(degree)ASKO OYJ SERIES A .................         53
     3,600       BERGESEN D.Y. AS (CLASS B) .........         42
       472(degree)BONA SHIPHOLDING LTD ..............          1
    70,765       CARNIVAL CORP (CLASS A) ............      3,397
     4,000       CHUAN HUP HOLDINGS LTD .............          1
     1,300       CMB CIE MARITIME BELGE S.A. ........         58
        88       DAMPSKIBSSELSKABET AF 1912 (CLASS B)        615
        61       DAMPSKIBSSELSKABET SVENDBORG (CLASS B)      618
     2,200(degree)FINNLINES OY ......................         95
   950,000(degree)FIRST OLSEN TANKERS LTD ...........      4,925
    43,200(degree)HAI SUN HUP WTS 05/10/02 ..........          3
     4,500       IRISH CONTINENTAL GROUP PLC ........         53
    58,000       KAMIGUMI CO LTD ....................        282
    57,000       KAWASAKI KISEN KAISHA LTD ..........         77
     1,900       KONINKLIJKE NEDLLOYD GROEP NV ......         26
     1,500       LEIF HOEGH & CO ....................         18
    56,000       MALAYSIAN INTERNATIONAL SHIPPING CO (FR)     52
   175,000       MITSUI OSK LINES LTD ...............        282
    13,100(degree)NCL HOLDINGS AS ...................         31
       200(degree)NEPTUNE ORIENT LINES LTD ..........          0
   129,000       NIPPON YUSEN KABUSHIKI KAISHA ......        408
    16,830       OCEAN GROUP PLC ....................        212
    78,579       PENINSULAR & ORIENTAL STEAM
                  NAVIGATION CO .....................        929
       800       UNITOR AS ..........................          8
                                                         -------
                                                          12,186
                                                         -------
 WHOLESALE TRADE- DURABLE GOODS--0.09%
   146,000       CANON SALES CO, INC ................      2,070
    17,000       DICKSON CONCEPTS INTERNATIONAL LTD .         13
       648       DIETEREN S.A. ......................        357
       200       GENUINE PARTS CO ...................          7
    27,800       IKON OFFICE SOLUTIONS, INC .........        238
    15,000(degree)SANRIO CO LTD .....................        194
     4,000       SEIKO CORP .........................         17
    84,000      #TAN CHONG INTERNATIONAL LTD ........          8
    28,000       TAN CHONG MOTOR HOLDINGS BERHAD ....          6
   113,000(degree)TERUMO CORP .......................      2,665
                                                         -------
                                                           5,575
                                                         -------

                       See notes to financial statements.

                                                          VALUE
     SHARES                                               (000)
     ------                                               -----
 WHOLESALE TRADE- NONDURABLE GOODS--0.68%
     1,000(degree)AUSTRIA TABAKWERKE AG. ............   $     77
   490,779       CARDINAL HEALTH, INC ...............     37,230
    41,500(degree)ERCROS S.A. .......................         56
     3,000       ESSELTE AB SERIES B FREE ...........         49
    38,427       F.H. FAULDING & CO LTD .............        181
    25,000       FYFFES PLC .........................         56
    33,000       IWATANI & CO LTD ...................         67
     8,000       KOKUYO CO LTD ......................        108
     7,095       LOBLAW COS LTD .....................        173
    29,000       NAGASE & CO ........................         99
    30,822       SUPERVALU, INC .....................        863
    43,770       SWEDISH MATCH CO ...................        159
    30,926       SYSCO CORP .........................        849
     3,700       URALITA S.A. .......................         41
    19,300       WESTON (GEORGE) LTD ................        735
                                                       ---------
                                                          40,743
                                                       ---------
              TOTAL COMMON STOCK
               (Cost $4,764,399) ....................  5,952,614
                                                       ---------
  PRINCIPAL
SHORT TERM INVESTMENTS--1.13%
 COMMERCIAL PAPER--0.67%
                 CIESCO LP
$15,000,000        5.150%, 01/15/99 .................     14,969
                 NORFOLK SOUTHERN CORP
 2,000,000       ~ 6.050%, 01/05/99 .................      1,999
   341,000       ~ 6.300%, 01/08/99 .................        341
                 THE STANLEY WORKS
23,000,000       ~ 5.200%, 01/26/99 .................     22,918
                                                       ---------
                                                          40,227
                                                       ---------
 U.S. GOVERNMENT & AGENCIES--0.46%
                 FEDERAL HOME LOAN BANK
$10,000,000        4.800%, 01/22/99 .................   $  9,972
15,000,000         4.840%, 01/27/99 .................     14,948
                 FEDERAL HOME LOAN MORTGAGE CORP
 3,000,000         4.990%, 02/04/99 .................      2,986
                                                       ---------
                                                          27,906
                                                       ---------
               TOTAL SHORT TERM INVESTMENTS
                (Cost $68,161) ......................     68,133
                                                       ---------
               TOTAL PORTFOLIO
                (Cost $4,838,167) ................... $6,030,329
                                                      ==========
------------------------
(degree) Non-income producing
+ Affiliated holding
x In bankruptcy
~ Commercial  Paper issued under the Private  Placement  exemption under Section
  4(2) of the Securities Act of 1933, as amended.
# Restricted Securities-Investment in securities not registered under the Securities Act of 1933 or not publicly traded in foreign markets. At December 31, 1998, the value of these securities amounted to $467,984 or 0.01% of net assets. Additional information on each restricted security is as follows:

                                        ACQUISITION   ACQUISITION
SECURITY                                   DATE          COST
--------                                -----------   -----------
KUMAGI GUMI WTS 12/31/99                06/29/98           $ 0
L'AIR LIQUIDE (REGD) 1996               10/29/96       318,656
SILVERSTONE BERHAD                      01/08/98           804
TAN CHONG INTERNATIONAL LTD             05/22/98        22,691
UNITED ENGINEERING BERHAD               11/27/96       495,448
VIGLEN TECHNOLOGY LITIGATION NOTE       04/30/98             0
WHARF HOLDINGS LTD WTS 12/31/99         06/19/98             0
                                                      --------
                                                      $837,599
                                                      ========

                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND

            TRANSACTIONS WITH AFFILIATED COMPANIES -- GLOBAL EQUITIES

                      JANUARY 1, 1998 -- DECEMBER 31, 1998

                                    VALUE AT                                          REALIZED    DIVIDEND
          ISSUE                 DECEMBER 31, 1997  PURCHASE COST   SALES PROCEEDS    GAIN (LOSS)   INCOME
          -----                 -----------------  -------------   --------------    ----------   -----------
 ADAC LABORATORIES, INC NEW     $ 23,706,576               --      $ 10,941,513      $ 7,358,388           --
~CORPORATE SERVICES GROUP PLC     32,915,766        8,802,569         1,324,662         (551,879)     975,775
 IHC CALAND NV                   122,093,359          100,400            80,077           49,202    2,182,902
 WESTWOOD ONE, INC                98,793,337               --         5,659,186        2,444,228           --
                                ------------      -----------      ------------      -----------  -----------
TOTAL AFFILIATED TRANSACTIONS   $277,509,038      $ 8,902,969      $ 18,005,438      $ 9,299,939  $ 3,158,677
                                ============      ===========      ============      ===========  ===========

                                             SHARES AT             VALUE AT
          ISSUE                          DECEMBER 31, 1998     DECEMBER 31, 1998
          -----                         ------------------     -----------------
 ADAC LABORATORIES, INC NEW                       --                       *
~CORPORATE SERVICES GROUP PLC                     --                       *
 IHC CALAND NV                             2,353,450              97,814,831
 WESTWOOD ONE, INC                                --                       *
                                                                 -----------
TOTAL AFFILIATED TRANSACTIONS                                    $97,814,831
                                                                 ===========


* Not an Affiliate as of December 31, 1998
~ Shares Outstanding Increased

                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND

                    STATEMENT OF INVESTMENTS--GROWTH ACCOUNT

                               DECEMBER 31, 1998

                              SUMMARY BY INDUSTRY

                                     (000)

                                                  VALUE          %
                                                  -----        -----
BONDS
 CORPORATE BONDS
  AUTOMOTIVE DEALERS AND SERVICE STATIONS .....   $      7      0.00%
                                                  --------     -----
 TOTAL CORPORATE BONDS
  (Cost $8) ...................................          7      0.00
                                                  --------     -----
TOTAL BONDS
 (Cost $8) ....................................          7      0.00
                                                  --------     -----
 PREFERRED STOCK
  HOLDING AND OTHER INVESTMENT OFFICES ........          2      0.00
  INSTRUMENTS AND RELATED PRODUCTS ............          1      0.00
  INSURANCE CARRIERS ..........................        277      0.01
  RUBBER AND MISCELLANEOUS
   PLASTIC PRODUCTS ...........................        202      0.00
                                                  --------     -----
 TOTAL PREFERRED STOCK
  (Cost $417) .................................        482      0.01
                                                  --------     -----
COMMON STOCK
  AGRICULTURAL PRODUCTION-CROPS ...............        696      0.01
  AGRICULTURAL SERVICES .......................         55      0.00
  AMUSEMENT AND RECREATION SERVICES ...........    236,004      3.08
  APPAREL AND ACCESSORY STORES ................     28,055      0.37
  APPAREL AND OTHER TEXTILE PRODUCTS ..........      4,466      0.06
  AUTO REPAIR, SERVICES AND PARKING ...........      2,128      0.03
  AUTOMOTIVE DEALERS AND SERVICE STATIONS .....        905      0.01
  BUILDING MATERIALS AND GARDEN SUPPLIES ......     64,163      0.84
  BUSINESS SERVICES ...........................    662,561      8.65
  CHEMICALS AND ALLIED PRODUCTS ...............  1,117,144     14.58
  COMMUNICATIONS ..............................  1,299,189     16.96
  DEPOSITORY INSTITUTIONS .....................    117,240      1.53
  EATING AND DRINKING PLACES ..................     33,017      0.43
  EDUCATIONAL SERVICES ........................      4,863      0.06
  ELECTRIC, GAS, AND SANITARY SERVICES ........    285,062      3.72
  ELECTRONIC AND OTHER ELECTRIC EQUIPMENT .....    920,359     12.01
  ENGINEERING AND MANAGEMENT SERVICES .........      9,889      0.13
  FABRICATED METAL PRODUCTS ...................     52,740      0.69
  FOOD AND KINDRED PRODUCTS ...................    194,013      2.53
  FOOD STORES .................................     24,638      0.32
  FURNITURE AND FIXTURES ......................      6,352      0.08
  FURNITURE AND HOMEFURNISHINGS STORES ........     14,091      0.18
  GENERAL BUILDING CONTRACTORS ................      1,834      0.02
  GENERAL MERCHANDISE STORES ..................     95,933      1.25
  HEALTH SERVICES .............................     21,731      0.28
  HEAVY CONSTRUCTION, EXCEPT BUILDING .........        603      0.01
  HOLDING AND OTHER INVESTMENT OFFICES ........      5,461      0.07
  HOTELS AND OTHER LODGING PLACES .............     39,546      0.52
  INDUSTRIAL MACHINERY AND EQUIPMENT ..........    826,246     10.79
  INSTRUMENTS AND RELATED PRODUCTS ............    118,564      1.55
  INSURANCE AGENTS, BROKERS AND SERVICE .......      1,594      0.02
  INSURANCE CARRIERS ..........................    334,451      4.37
  LEATHER AND LEATHER PRODUCTS ................         48      0.00
  LEGAL SERVICES ..............................          9      0.00
  LOCAL AND INTERURBAN PASSENGER TRANSIT ......      1,085      0.01
  LUMBER AND WOOD PRODUCTS ....................         86      0.00
  METAL MINING ................................      2,610      0.03
  MISCELLANEOUS MANUFACTURING INDUSTRIES ......      4,874      0.06
  MISCELLANEOUS RETAIL ........................     53,656      0.70
  MOTION PICTURES .............................     37,620      0.49
  NONDEPOSITORY INSTITUTIONS ..................    152,381      1.99
  OIL AND GAS EXTRACTION ......................    106,739      1.39
  PAPER AND ALLIED PRODUCTS ...................     21,223      0.28
  PERSONAL SERVICES ...........................      9,519      0.12
  PETROLEUM AND COAL PRODUCTS .................      1,718      0.02
  PRIMARY METAL INDUSTRIES ....................      1,065      0.01
  PRINTING AND PUBLISHING .....................     38,074      0.50
  RAILROAD TRANSPORTATION .....................      2,114      0.03
  REAL ESTATE .................................      2,501      0.03
  RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS ...     20,271      0.26
  SECURITY AND COMMODITY BROKERS ..............     18,025      0.24
  SOCIAL SERVICES .............................        616      0.01
  SPECIAL TRADE CONTRACTORS ...................        416      0.01
  STONE, CLAY, AND GLASS PRODUCTS .............      6,853      0.09
  TEXTILE MILL PRODUCTS .......................     37,181      0.49
  TOBACCO PRODUCTS ............................     72,355      0.95
  TRANSPORTATION BY AIR .......................      3,097      0.04
  TRANSPORTATION EQUIPMENT ....................     93,610      1.22
  TRANSPORTATION SERVICES .....................      6,129      0.08
  TRUCKING AND WAREHOUSING ....................      1,132      0.02
  WATER TRANSPORTATION ........................     83,529      1.09
  WHOLESALE TRADE-DURABLE GOODS ...............      7,811      0.10
  WHOLESALE TRADE-NONDURABLE GOODS ............    127,711      1.67
                                                 ---------     -----
TOTAL COMMON STOCK
 (Cost $5,712,871) ............................  7,437,651     97.08
                                                 ---------     -----
SHORT TERM INVESTMENTS
  COMMERCIAL PAPER ............................    173,440      2.26
  U.S. GOVERNMENT & AGENCIES ..................     65,617      0.86
                                                 ---------     -----
TOTAL SHORT TERM INVESTMENTS
 (Cost $239,059) ..............................    239,057      3.12
                                                 ---------     -----
TOTAL PORTFOLIO
  (Cost $5,952,355) ...........................  7,677,197    100.21
   OTHER ASSETS & LIABILITIES, NET ............    (16,224)    (0.21)
                                                ----------    ------
NET ASSETS .................................... $7,660,973    100.00%
                                                ==========    ======

                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND

                    STATEMENT OF INVESTMENTS--GROWTH ACCOUNT

                               DECEMBER 31, 1998

                                                            VALUE
     PRINCIPAL                                              (000)
     ---------                                              -----
BONDS--0.00%
CORPORATE BONDS--0.00%
 AUTOMOTIVE DEALERS AND SERVICE STATIONS--0.00%
                (degree)UGLY DUCKLING CORP (SUB DEB)
    $6,500         12.000%, 10/23/03 ................    $        7
                                                         ----------
               TOTAL CORPORATE BONDS
                (Cost $8) ...........................             7
                                                         ----------
              TOTAL BONDS
               (Cost $8) ............................             7
                                                         ----------
   SHARES
   ------
PREFERRED STOCK--0.01%
 HOLDING AND OTHER INVESTMENT OFFICES--0.00%
        60       APARTMENT INVESTMENT &
                  MANAGEMENT CO SERIES E ............             2
                                                         ----------
 INSTRUMENTS AND RELATED PRODUCTS--0.00%
    32,800(degree)FRESENIUS MEDICAL CARE (CLASS D) ..             1
                                                         ----------
 INSURANCE CARRIERS--0.01%
     3,640       AETNA, INC SERIES C ................           277
                                                         ----------
 RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS--0.00%
     3,895       SEALED AIR CORP (CLASS A) ..........           202
                                                         ----------
              TOTAL PREFERRED STOCK
               (Cost $417) ..........................           482
                                                         ----------

COMMON STOCK--97.08%
 AGRICULTURAL PRODUCTION-CROPS--0.01%
     2,100(degree)AGRITOPE, INC .....................             3
    25,684       PIONEER-HI-BRED INTERNATIONAL, INC .           693
                                                         ----------
                                                                696
                                                         ----------
 AGRICULTURAL SERVICES--0.00%
     5,100(degree)CADIZ, INC ........................            39
       800(degree)VETERINARY CENTERS OF AMERICA, INC             16
                                                         ----------
                                                                 55
                                                         ----------
 AMUSEMENT AND RECREATION SERVICES--3.08%
     8,995(degree)ANCHOR GAMING CO ..................           507
     8,200       CHURCHILL DOWNS, INC ...............           270
    42,934(degree)HARRAH'S ENTERTAINMENT, INC .......           674
     1,200(degree)INTERNATIONAL SPEEDWAY CORP (CLASS A )         49
       500(degree)MALIBU ENTERTAINMENT WORLDWIDE, INC             1
        40(degree)MIRAGE RESORT, INC ................             1
       200(degree)PENN NATIONAL GAMING, INC .........             1
       300(degree)PLAYERS INTERNATIONAL, INC ........             2
 5,368,300     +(degree)PREMIER PARKS, INC ..........       162,391
 1,311,650      (degree)SFX ENTERTAINMENT, INC (CLASS A)     71,977
     1,500(degree)SPEEDWAY MOTORSPORTS, INC .........            43
     2,900(degree)WESTWOOD ONE, INC .................            88
                                                         ----------
                                                            236,004
                                                         ----------
 APPAREL AND ACCESSORY STORES--0.37%
     1,177(degree)ABERCROMBIE & FITCH CO (CLASS A) ..            83
     1,400(degree)AMERICAN EAGLE OUTFITTERS, INC ....            93
     3,200(degree)BUCKLE, INC .......................            77
    35,400(degree)CHILDRENS PLACE RETAIL STORES .....           889
        47       CLAIRES STORES, INC ................             1
       400(degree)DRESS BARN, INC ...................             6
       200(degree)GADZOOKS, INC .....................             2
   296,538       GAP, INC ...........................        16,680
        50(degree)JUST FOR FEET, INC ................             1
    21,050(degree)MENS WAREHOUSE, INC ...............           668
     1,400       NORDSTROM, INC .....................            49
        25(degree)PACIFIC SUNWEAR CALIFORNIA, INC ...             0
    80,000       ROSS STORES, INC ...................         3,150
       200(degree)STEIN MART, INC ...................             1
       375(degree)SYMS CORP .........................             3
   210,277       TJX COS, INC .......................         6,098
     8,400(degree)WET SEAL, INC (CLASS A) ...........           254
                                                         ----------
                                                             28,055
                                                         ----------
 APPAREL AND OTHER TEXTILE PRODUCTS--0.06%
     1,600(degree)COLUMBIA SPORTSWEAR CO ............            27
     1,100(degree)DONNA KARAN INTERNATIONAL, INC ....             8
    63,470(degree)FRUIT OF THE LOOM, INC (CLASS A) ..           877
     2,475(degree)GUESS ?, INC ......................            12
   108,838(degree)JONES APPAREL GROUP, INC ..........         2,401
     1,500       LIZ CLAIBORNE, INC .................            47
    58,400(degree)NAUTICA ENTERPRISES, INC ..........           876
       200       OSHKOSH B'GOSH, INC (CLASS A) ......             4
     1,900       PILLOWTEX CORP .....................            51
     5,446(degree)QUIKSILVER, INC ...................           163
                                                         ----------
                                                              4,466
                                                         ----------
 AUTO REPAIR, SERVICES AND PARKING--0.03%
    32,981(degree)AVIS RENT A CAR, INC ..............           798
    26,109       HERTZ CORP (CLASS A) ...............         1,191
     4,466       MIDAS, INC .........................           139
                                                         ----------
                                                              2,128
                                                         ----------
 AUTOMOTIVE DEALERS AND SERVICE STATIONS--0.01%
        42      (degree)AUTOZONE, INC ...............             1
    22,799(degree)CSK AUTO CORP .....................           608
    11,043(degree)GROUP 1 AUTOMOTIVE, INC ...........           287
       200(degree)OREILLY AUTOMOTIVE, INC ...........             9
                                                         ----------
                                                                905
                                                         ----------
 BUILDING MATERIALS AND GARDEN SUPPLIES--0.84%
     2,000      (degree)EAGLE HARDWARE & GARDEN, INC             65
        70       FASTENAL CO ........................             3
   860,270       HOME DEPOT, INC ....................        52,638
   223,825       LOWES COS, INC .....................        11,457
                                                         ----------
                                                             64,163
                                                         ----------
 BUSINESS SERVICES--8.65%
     2,300       AARON RENTS, INC ...................            35
    10,000(degree)ABACUS DIRECT CORP ................           455
    52,400(degree)ACCLAIM ENTERTAINMENT, INC ........           642
       200(degree)ACTIVISION, INC ...................             2
    16,060(degree)ACXIOM CORP .......................           498
    47,680       ADOBE SYSTEMS, INC .................         2,229
       200(degree)ADVANTAGE LEARNING SYSTEMS, INC ...            13

                       See notes to financial statements.

                                                            VALUE
     SHARES                                                 (000)
     ------                                                 -----
 BUSINESS SERVICES--(CONTINUED)
    23,410(degree)ADVO, INC .........................    $      617
    19,627(degree)AFFILIATED COMPUTER SERVICES, INC
                  (CLASS A) .........................           883
     8,600(degree)ALTERNATIVE RESOURCES CORP ........            91
   261,740       AMERICA ONLINE, INC ................        41,878
    53,875(degree)AMERICAN MANAGEMENT SYSTEMS, INC ..         2,155
    14,100       ANALYSTS INTERNATIONAL CORP ........           271
    17,700(degree)ANSWERTHINK CONSULTING GROUP ......           476
    46,600(degree)APAC TELESERVICES, INC ............           176
       300(degree)APPLIX, INC .......................             1
     7,500(degree)ARIS CORP .........................            90
   115,180(degree)ASCEND COMMUNICATIONS, INC ........         7,573
    48,120       AUTODESK, INC ......................         2,054
   123,960       AUTOMATIC DATA PROCESSING, INC .....         9,940
   136,380(degree)AVANT CORP ........................         2,182
     6,800(degree)AXENT TECHNOLOGIES, INC ...........           208
       367(degree)AZTEC TECHNOLOGY PARTNERS, INC ....             1
    14,900(degree)BA MERCHANT SERVICES, INC (CLASS A)           300
    13,400(degree)BILLING CONCEPTS CORP .............           147
       150(degree)BISYS GROUP, INC ..................             8
   163,700(degree)BMC SOFTWARE, INC .................         7,295
     1,135(degree)BOOLE & BABBAGE, INC ..............            33
    13,400(degree)BORG-WARNER SECURITY CORP .........           251
    33,000(degree)BUILDING ONE SERVICE ..............           689
    18,800(degree)CADENCE DESIGN SYSTEMS, INC .......           559
    21,023(degree)CARIBINER INTERNATIONAL, INC ......           192
   306,600(degree)CBT GROUP PLC ADR .................         4,561
     4,700(degree)CENTURY BUSINESS SERVICES, INC ....            68
    32,700(degree)CERNER CORP .......................           875
    53,960(degree)CHECKFREE HOLDINGS CORP ...........         1,261
     1,701(degree)CHOICEPOINT, INC ..................           110
     2,816(degree)CIBER, INC ........................            79
     1,120(degree)CITRIX SYSTEMS, INC ...............           109
    13,200(degree)CLARIFY, INC ......................           323
     3,600(degree)CMGI, INC .........................           383
       100(degree)CNET, INC .........................             5
    36,300(degree)COMDISCO, INC .....................           613
    21,200(degree)COMPLETE BUSINESS SOLUTIONS, INC ..           718
   305,369       COMPUTER ASSOCIATES INTERNATIONAL, INC      13,016
    38,565(degree)COMPUTER HORIZONS CORP ............         1,027
    11,600(degree)COMPUTER MANAGEMENT SCIENCES, INC .           202
    81,418(degree)COMPUTER SCIENCES CORP ............         5,246
    66,178       COMPUTER TASK GROUP, INC ...........         1,795
   125,220(degree)COMPUWARE CORP ....................         9,783
        45(degree)COMSHARE, INC .....................             0
    15,500(degree)CONCORD COMMUNICATIONS, INC .......           880
     3,700(degree)CORT BUSINESS SERVICES CORP .......            90
    26,300(degree)COTELLIGENT, INC ..................           561
    39,000(degree)CSG SYSTEMS INTERNATIONAL, INC ....         3,081
     4,700(degree)DATA PROCESSING RESOURCES CORP ....           137
     7,100(degree)DATASTREAM SYSTEMS, INC ...........            82
     3,200(degree)DBT ONLINE, INC ...................            80
       700(degree)DELTEK SYSTEMS, INC ...............            12
    16,100(degree)DENDRITE INTERNATIONAL, INC .......           402
     2,600(degree)DOCUMENTUM, INC ...................           139
    10,788(degree)DST SYSTEMS, INC ..................           616
    12,300(degree)ELECTRO RENT CORP .................           198
    38,100(degree)ELECTRONIC ARTS, INC ..............         2,138
    55,939       ELECTRONIC DATA SYSTEMS CORP .......         2,811
    65,800(degree)ELECTRONICS FOR IMAGING, INC ......         2,644
       800(degree)EMPLOYEE SOLUTIONS, INC ...........             2
     8,800(degree)ENGINEERING ANIMATION, INC ........           475
    26,900(degree)ENVOY CORP ........................         1,567
    10,381       EQUIFAX, INC .......................         $ 355
        50(degree)EXCALIBUR TECHNOLOGIES CORP .......             0
     7,299(degree)FACTSET RESEARCH SYSTEMS, INC .....           451
    14,685       FAIR ISSAC & CO, INC ...............           678
        97(degree)FILENET CORP ......................             1
       600(degree)FIREARMS TRAINING SYSTEMS, INC ....             1
   307,661       FIRST DATA CORP ....................         9,749
        75(degree)FISERV, INC .......................             4
    21,600(degree)GENESYS TELECOMMUNICATIONS
                  LABORATORIES, INC .................           481
    14,100(degree)GEOTEL COMMUNICATIONS CORP ........           525
       300(degree)GEOWORKS CORP .....................             1
     1,400       GERBER SCIENTIFIC, INC .............            33
     6,300(degree)GETTY IMAGES, INC .................           108
    32,900(degree)GT INTERACTIVE SOFTWARE CORP ......           165
    22,468(degree)GTECH HOLDINGS CORP ...............           576
   361,400       HBO & CO ...........................        10,368
       200(degree)HCIA, INC .........................             1
    29,940(degree)HNC SOFTWARE ......................         1,211
        90(degree)HYPERION SOLUTIONS CORP ...........             2
     7,400(degree)ICON CMT CORP .....................           118
       100(degree)IMATION CORP ......................             2
    12,600(degree)IMRGLOBAL CORP ....................           371
    35,956       IMS HEALTH, INC ....................         2,712
    33,200(degree)INDUS INTERNATIONAL, INC ..........           232
   105,600(degree)INFORMIX CORP .....................         1,043
     9,400(degree)INFOUSA, INC (CLASS B) ............            49
       800(degree)INTELIDATA TECHNOLOGIES CORP ......             1
     3,000(degree)INTELLIGROUP, INC .................            54
    19,513(degree)INTERIM SERVICES, INC .............           456
    24,800(degree)INTERNATIONAL NETWORK SERVICES ....         1,649
    57,400(degree)INTERNATIONAL TELECOMMUNICATIONS ..           847
    34,112       INTERPUBLIC GROUP OF COS, INC ......         2,720
        50(degree)INTUIT, INC .......................             4
    50,200(degree)J.D. EDWARDS & CO .................         1,424
       150(degree)JDA SOFTWARE GROUP, INC ...........             1
    73,431(degree)KEANE, INC ........................         2,933
    18,880       KELLY SERVICES, INC (CLASS A) ......           599
    28,700(degree)LABOR READY, INC ..................           565
    92,540(degree)LEARNING CO, INC ..................         2,400
        80      (degree)LEGATO SYSTEMS, INC .........             5
   204,375      (degree)LERNOUT & HAUSPIE SPEECH PRODUCTS     6,668
    10,300(degree)LHS GROUP, INC ....................           532
     3,800(degree)LYCOS, INC ........................           211
       400(degree)MACROMEDIA, INC ...................            13
    10,700(degree)MANHATTAN ASSOCIATES, INC .........           292
   103,701       MANPOWER, INC ......................         2,612
    19,000(degree)MAPICS, INC .......................           314
    22,700(degree)MASTECH CORP ......................           650
     7,800       MCGRATH RENTCORP ...................           172
    29,500(degree)MEDQUIST, INC .....................         1,165
       100(degree)MERCURY INTERACTIVE CORP ..........             6
    38,400(degree)METAMOR WORLDWIDE, INC ............           960
     9,800(degree)METRO INFORMATION SERVICES, INC ...           294
        47(degree)MICRO FOCUS GROUP PLC ADR .........             0
     5,000(degree)MICROMUSE, INC ....................            98
 2,675,634(degree)MICROSOFT CORP ....................       371,077
     3,900(degree)MIDWAY GAMES, INC .................            43
     8,300(degree)MINDSPRING ENTERPRISES, INC .......           507
       100       NATIONAL COMPUTER SYSTEMS, INC .....             4
     1,500       NATIONAL DATA CORP .................            73
     4,700(degree)NCO GROUP, INC ....................           212
        99(degree)NETSCAPE COMMUNICATIONS CORP ......             6
    19,900(degree)NETWORK APPLIANCE, INC ............           896
       300(degree)NETWORK PERIPHERALS, INC ..........             1

                       See notes to financial statements.

                                                            VALUE
     SHARES                                                 (000)
     ------                                                 -----
 BUSINESS SERVICES--(CONTINUED)
     4,800(degree)NETWORK SOLUTIONS, INC (CLASS A) ..    $      628
    23,994(degree)NETWORKS ASSOCIATES, INC ..........         1,590
     2,380       NIELSEN MEDIA RESEARCH .............            43
        67       NORRELL CORP .......................             1
    33,300(degree)NOVACARE EMPLOYEE SERVICES, INC ...           179
       450(degree)NOVELL, INC .......................             8
     1,000(degree)OBJECTIVE SYSTEMS INTEGRATORS, INC              5
       700(degree)ODS NETWORKS, INC .................             2
    34,989       OMNICOM GROUP, INC .................         2,029
   487,637(degree)ORACLE CORP .......................        21,029
   122,634(degree)PARAMETRIC TECHNOLOGY CORP ........         1,993
   131,037       PAYCHEX, INC .......................         6,740
     2,600(degree)PAYMENTECH, INC ...................            48
     5,500(degree)PEGASUS SYSTEMS, INC ..............           198
       400(degree)PEGASYSTEMS, INC ..................             2
        75(degree)PEOPLESOFT, INC ...................             1
     8,900(degree)PEREGRINE SYSTEMS, INC ............           413
    15,721(degree)PERSONNEL GROUP OF AMERICA, INC ...           275
     2,400     #(degree)PHYSICIAN COMPUTER NETWORK, INC           0
    22,491       PITTSTON BRINKS GROUP CO ...........           717
    88,100(degree)PLATINUM TECHNOLOGY, INC ..........         1,685
    56,555(degree)POLICY MANAGEMENT SYSTEMS CORP ....         2,856
    21,550(degree)PROGRESS SOFTWARE CORP ............           727
    10,100(degree)PROJECT SOFTWARE & DEVELOPMENT, INC           338
     6,200(degree)QRS CORP ..........................           298
       400(degree)QUADRAMED CORP ....................             8
   110,029(degree)RATIONAL SOFTWARE CORP ............         2,916
     9,200(degree)REALNETWORKS, INC .................           330
        80(degree)REMEDY CORP .......................             1
     2,200(degree)RENT WAY, INC .....................            53
    18,200(degree)RENTERS CHOICE, INC ...............           578
   106,942(degree)ROBERT HALF INTERNATIONAL, INC ....         4,779
    23,842       ROLLINS, INC .......................           417
    47,986(degree)ROMAC INTERNATIONAL, INC ..........         1,068
    17,684(degree)SABRE GROUP HOLDINGS, INC .........           787
     2,600(degree)SANCHEZ COMPUTER ASSOCIATES, INC ..            76
       900(degree)SANTA CRUZ OPERATION, INC .........             4
     5,500(degree)SAPIENT CORP ......................           308
    16,800       SEI INVESTMENT CO ..................         1,670
    12,707       SHARED MEDICAL SYSTEMS CORP ........           634
    70,048(degree)SIEBEL SYSTEMS, INC ...............         2,377
    36,453(degree)SITEL CORP ........................            89
    21,954       SOTHEBYS HOLDINGS, INC (CLASS A) ...           703
    15,050(degree)SPR, INC ..........................           260
     8,200(degree)SS&C TECHNOLOGIES, INC ............           101
    25,200(degree)STAFFMARK, INC ....................           564
    69,643(degree)STERLING SOFTWARE, INC ............         1,885
     5,440      (degree)STRUCTURAL DYNAMICS RESEARCH CORP       108
   169,210      (degree)SUN MICROSYSTEMS, INC .......        14,489
       216(degree)SUNGARD DATA SYSTEMS, INC .........             9
       400(degree)SUNQUEST INFORMATION SYSTEMS, INC .             6
    20,800(degree)SYKES ENTERPRISES, INC ............           634
     3,243(degree)SYMANTEC CORP .....................            71
       302(degree)SYNOPSYS, INC .....................            16
    75,700(degree)SYNTEL, INC .......................           856
    15,300(degree)SYSTEMS & COMPUTER TECHNOLOGY CORP            210
       200(degree)TCSI CORP .........................             0
    25,300(degree)TELETECH HOLDINGS, INC ............           259
    39,900(degree)TMP WORLDWIDE, INC ................         1,676
    47,900       TOTAL SYSTEM SERVICES, INC .........         1,126
     7,120(degree)TRANSACTION SYSTEM ARCHITECTURE ...           356
    46,804       TRUE NORTH COMMUNICATIONS, INC .....         1,258
    39,159(degree)UNITED RENTALS, INC ...............         1,297
    47,050(degree)USWEB CORP ........................       $ 1,241
     4,200(degree)VERISIGN, INC .....................           248
       400(degree)VERITAS SOFTWARE CORP .............            24
     3,020(degree)VIASOFT, INC ......................            21
       900(degree)VINCAM GROUP, INC .................            16
        80(degree)WANG LABORATORIES, INC ............             2
    21,800(degree)WEST TELESERVICES CORP ............           213
     4,500(degree)WESTAFF, INC ......................            28
       250(degree)WIND RIVER SYSTEMS, INC ...........            12
    34,398(degree)YAHOO, INC ........................         8,150
    33,600(degree)YOUNG & RUBICAM, INC ..............         1,088
                                                         ----------
                                                            662,561
                                                         ----------
 CHEMICALS AND ALLIED PRODUCTS--14.58%
 1,821,036       ABBOTT LABORATORIES CO .............        89,231
        50(degree)ADVANCED TISSUE SCIENCE CO ........             0
    34,400(degree)AGOURON PHARMACEUTICALS, INC ......         2,021
        84       ALBERTO CULVER CO (CLASS B) ........             2
       200(degree)ALLIANCE PHARMACEUTICAL CORP ......             1
 2,467,463       AMERICAN HOME PRODUCTS CORP ........       138,949
   169,199(degree)AMGEN, INC ........................        17,692
     2,350(degree)AMYLIN PHARMACEUTICALS, INC .......             1
    11,400(degree)AVIRON, INC .......................           295
    63,762       AVON PRODUCTS, INC .................         2,821
    42,500(degree)AXYS PHARMACEUTICALS, INC .........           250
    10,800(degree)BARR LABORATORIES, INC ............           518
    33,300(degree)BIO-TECHNOLOGY GENERAL CORP .......           231
    71,100(degree)BIOGEN, INC .......................         5,901
     4,100(degree)BIOMATRIX, INC ....................           239
   519,823       BRISTOL MYERS SQUIBB CO ............        69,559
       300       CABOT CORP .........................             8
       700(degree)CADUS PHARMACEUTICAL CORP .........             1
    13,409(degree)CELL GENESYS, INC .................            80
       617(degree)CELL PATHWAYS, INC ................            14
    47,600(degree)CEPHALON, INC .....................           428
    11,900(degree)CHATTEM, INC ......................           570
     3,216(degree)CHIRON CORP .......................            84
     2,003       CHURCH & DWIGHT CO, INC ............            72
    60,655       CLOROX CO ..........................         7,085
   125,102       COLGATE PALMOLIVE CO ...............        11,619
    13,300(degree)COULTER PHARMACEUTICAL, INC .......           399
       280(degree)CREATIVE BIOMOLECULES, INC ........             1
        95(degree)CRESCENDO PHARMACEUTICALS CORP ....             1
    93,752(degree)CROMPTON & KNOWLES CORP ...........         1,939
    45,360(degree)CYTEC INDUSTRIES, INC .............           964
     2,600(degree)CYTOGEN CORP ......................             2
       799       DIAGNOSTIC PRODUCTS CORP ...........            25
       356       DIAL CORP ..........................            10
   152,492       DU PONT (E.I.) DE NEMOURS & CO .....         8,092
        50(degree)DURA PHARMACEUTICALS, INC .........             1
    88,701       ECOLAB, INC ........................         3,210
 1,464,500(degree)ELAN CORP PLC ADR .................       101,874
       200(degree)EPITOPE, INC ......................             1
    10,000       ETHYL CORP .........................            58
    23,432       FERRO CORP .........................           609
    19,300(degree)FUISZ TECHNOLOGIES LTD ............           248
    29,234(degree)GENSIA SICOR, INC .................           132
       500(degree)GENZYME CORP (GENERAL DIVISION) ...            25
        24(degree)GENZYME CORP (TISSUE REPAIR DIVISION)           0
    20,073       GEORGIA GULF CORP ..................           322
    16,100(degree)GRACE W.R. & CO ...................           253
 1,649,100     +(degree)GUILFORD PHARMACEUTICALS, INC        23,500
    45,346       HERCULES, INC ......................         1,241
    10,800(degree)HUMAN GENOME SCIENCES, INC ........           384

                       See notes to financial statements.

                                                            VALUE
     SHARES                                                 (000)
     ------                                                 -----
 CHEMICALS AND ALLIED PRODUCTS--(CONTINUED)
         3       ICN PHARMACEUTICALS, INC ...........    $        0
       700(degree)ICOS CORP .........................            21
    26,700(degree)IDEC PHARMACEUTICALS CORP .........         1,255
        30       IMC GLOBAL, INC ....................             1
     2,233(degree)IMC GLOBAL, INC WTS 12/22/00 ......             2
     1,900(degree)IMMUNE RESPONSE CORP ..............            21
    36,400(degree)IMMUNEX CORP ......................         4,580
       400(degree)INTERNEURON PHARMACEUTICALS, INC ..             1
     6,936       INTERNATIONAL FLAVORS &
                  FRAGRANCES, INC ...................           306
    32,720(degree)ISIS PHARMACEUTICALS, INC .........           423
    30,433(degree)IVAX CORP .........................           379
   697,513       JOHNSON & JOHNSON CO ...............        58,504
    27,000       JONES PHARMACEUTICAL, INC ..........           986
       450(degree)KV PHARMACEUTICAL CO (CLASS B) ....             9
    58,827       LAUDER (ESTEE) CO (CLASS A) ........         5,030
        60       LAWTER INTERNATIONAL, INC ..........             1
    11,500       LEARONAL, INC ......................           390
        40(degree)LIGAND PHARMACEUTICALS CO (CLASS A)             0
   510,462       LILLY (ELI) & CO ...................        45,367
     8,319       LILLY INDUSTRIES, INC (CLASS A) ....           166
    47,500(degree)LIPOSOME CO, INC ..................           733
        66       LYONDELL CHEMICAL CO ...............             1
     7,600       MACDERMID, INC .....................           297
    10,200(degree)MACROCHEM CORP (DELAWARE) .........            86
       250(degree)MATRIX PHARMACEUTICALS, INC .......             1
     9,700(degree)MCWHORTER TECHNOLOGIES, INC .......           222
       200(degree)MEDICIS PHARMACEUTICAL CORP (CLASS A)          12
    22,200(degree)MEDIMMUNE, INC ....................         2,208
 1,632,055      *MERCK & CO, INC ....................       241,034
     4,200(degree)MILLENNIUM PHARMACEUTICALS, INC ...           109
   268,963       MONSANTO CO ........................        12,776
        82       MORTON INTERNATIONAL, INC ..........             2
   162,029       MYLAN LABORATORIES, INC ............         5,104
       600(degree)NABI, INC .........................             2
    23,600       NATURES SUNSHINE PRODUCTS, INC .....           360
    14,300(degree)NEXSTAR PHARMACEUTICALS, INC ......           132
        80(degree)NOVEN PHARMACEUTICALS, INC ........             0
     4,300(degree)OCTEL CORP ........................            60
    17,382(degree)ORGANOGENESIS, INC ................           196
     1,300(degree)PATHOGENESIS CORP .................            75
   684,826       PFIZER, INC ........................        85,903
    40,996       PRAXAIR, INC .......................         1,445
   762,998       PROCTER & GAMBLE CO ................        69,671
    27,000      (degree)PROTEIN DESIGN LABORATORIES, INC        624
       100(degree)REGENERON PHARMACEUTICALS, INC ....             1
     4,400(degree)REVLON, INC (CLASS A) .............            72
       800(degree)ROGERS CORP .......................            24
        62       RPM, INC ...........................             1
   830,832       SCHERING-PLOUGH CORP ...............        45,903
     3,150(degree)SEROLOGICALS CORP .................            95
     2,300       STEPAN CO ..........................            61
     6,100(degree)SUGEN, INC ........................            90
     3,000(degree)TECHNE CORP .......................            63
   112,000(degree)THERAGENICS CORP ..................         1,883
       800(degree)THERMOLASE CORP ...................             4
    30,000(degree)TRIANGLE PHARMACEUTICALS, INC .....           409
    22,700(degree)U.S. BIOSCIENCE, INC ..............           163
       100       VALSPAR CORP .......................             4
    11,040(degree)VERTEX PHARMACEUTICALS, INC .......           328
    19,900(degree)VICAL, INC ........................           282
   449,916       WARNER-LAMBERT CO ..................        33,828
    68,470(degree)WATSON PHARMACEUTICALS, INC .......         4,305
    10,300       WITCO CORP .........................           164
       300(degree)ZONAGEN, INC ......................             6
                                                         ----------
                                                          1,117,144
                                                         ----------
 COMMUNICATIONS--16.96%
    13,100(degree)@ENTERTAINMENT, INC ...............            88
    28,400(degree)ADELPHIA COMMUNICATIONS CORP (CLASS A)      1,299
   302,741(degree)AIRTOUCH COMMUNICATIONS, INC ......        21,835
    14,500       ALIANT COMMUNICATIONS, INC .........           593
    97,815       ALLTEL CORP ........................         5,851
       300(degree)AMERICAN MOBILE SATELLITE CORP ....             2
        42       AMERITECH CORP .....................             3
       200(degree)ARCH COMMUNICATIONS GROUP, INC ....             0
        50(degree)ASSOCIATED GROUP, INC (CLASS A) ...             2
        50(degree)ASSOCIATED GROUP, INC (CLASS B) ...             2
 1,476,871       AT & T CORP ........................       111,135
   110,100       BELL ATLANTIC CORP .................         5,835
    33,196(degree)CABLEVISION SYSTEMS CORP (CLASS A)          1,666
 2,526,161(degree)CAPSTAR BROADCASTING CORP (CLASS A)        57,786
 4,247,716       CBS CORP ...........................       139,113
   554,400(degree)CD RADIO, INC .....................        18,988
        50(degree)CELLULAR COMMUNICATIONS
                  INTERNATIONAL , INC ...............             3
     6,900(degree)CELLULAR COMMUNICATIONS OF
                  PUERTO RICO .......................           128
    19,200(degree)CENTENNIAL CELLULAR CORP (CLASS A)            787
 1,067,700(degree)CHANCELLOR MEDIA CORP (CLASS A) ...        51,116
   157,520       CINCINNATI BELL, INC ...............         5,956
 2,008,024(degree)CLEAR CHANNEL COMMUNICATIONS, INC .       109,437
    13,000(degree)COM21, INC ........................           273
    18,400       COMCAST CORP (CLASS A) .............         1,057
   109,533       COMCAST CORP (CLASS A) SPECIAL .....         6,428
     1,500(degree)COMMNET CELLULAR, INC .............            18
     3,933(degree)COMMONWEALTH TELEPHONE ENTERPRISES            132
       500      (degree)CORECOMM LTD ................             8
    17,501      (degree)COX COMMUNICATIONS, INC (CLASS A)     1,210
   386,550(degree)COX RADIO, INC (CLASS A) ..........        16,332
    25,100(degree)ELECTRIC LIGHTWAVE (CLASS A) ......           206
    11,100(degree)EMMIS COMMUNICATIONS (CLASS A) ....           481
    31,300(degree)EXODUS COMMUNICATIONS, INC ........         2,011
        70       FRONTIER CORP ......................             2
 1,265,200      (degree)GLOBALSTAR TELECOMMUNICATIONS LTD    25,462
   135,782       GTE CORP ...........................         8,826
    65,800(degree)HEARST-ARGYLE TELEVISION, INC .....         2,171
    39,900(degree)HEFTEL BROADCASTING CORP (CLASS A)          1,965
    60,798(degree)ICG COMMUNICATIONS, INC ...........         1,307
    14,100(degree)IDT CORP ..........................           217
     5,000(degree)JACOR COMMUNICATIONS, INC WTS 09/18/01         40
    22,100(degree)JONES INTERCABLE, INC (CLASS A) ...           787
       400(degree)LCC INTERNATIONAL, INC (CLASS A) ..             2
        50(degree)LEAP WIRELESS INTERNATIONAL, INC ..             0
    98,800(degree)LEVEL 3 COMMUNICATIONS, INC .......         4,261
   109,512(degree)LIBERTY MEDIA GROUP (CLASS A) .....         5,044
 1,611,500(degree)LORAL SPACE & COMMUNICATIONS LTD ..        28,705
 1,762,034       LUCENT TECHNOLOGIES, INC ...........       193,824
 5,279,565(degree)MCI WORLDCOM, INC .................       378,809
     5,100(degree)MCLEODUSA, INC (CLASS A) ..........           159
    15,764(degree)MEDIA ONE GROUP, INC ..............           741
     4,300(degree)MGC COMMUNICATIONS, INC ...........            30
    15,700(degree)NEXTLINK COMMUNICATIONS, INC ......           445
     1,000       NORTH PITTSBURGH SYSTEMS, INC ......            13
    28,900(degree)NTL, INC ..........................         1,631
     8,300(degree)PAGEMART WIRELESS, INC (CLASS A) ..            46
   107,100(degree)PAGING NETWORK, INC ...............           502

                       See notes to financial statements.

                                                            VALUE
     SHARES                                                 (000)
     ------                                                 -----
 COMMUNICATIONS--(CONTINUED)
        87(degree)PANAMSAT CORP .....................    $        3
     1,400(degree)PEGASUS COMMUNICATIONS CORP .......            35
    27,800(degree)PREMIERE TECHNOLOGIES, INC ........           205
        50(degree)QWEST COMMUNICATIONS
                  INTERNATIONAL , INC ...............             3
   231,895       SBC COMMUNICATIONS, INC ............        12,435
    75,000(degree)SKYTEL COMMUNICATIONS, INC ........         1,659
    62,800(degree)SPRINT CORP (PCS GROUP) ...........         1,452
    12,700       TCA CABLE TV, INC ..................           453
    33,260(degree)TCI SATELLITE ENTERTAINMENT (CLASS A)          48
        79(degree)TELE-COMMUNICATIONS, INC (CLASS A)              4
   260,142(degree)TELECOM-TCI VENTURES GROUP (CLASS A)        6,130
    12,152(degree)TELEGLOBE, INC (U.S.A.) ...........           437
        97       TELEPHONE & DATA SYSTEMS, INC ......             4
       400(degree)TRANSACTION NETWORK SERVICES, INC .             8
     5,414(degree)U.S. CELLULAR CORP ................           206
    29,000(degree)U.S. LEC CORP (CLASS A) ...........           430
     6,900(degree)U.S. SATELLITE BROADCASTING, INC (CLASS A)     95
        67(degree)U.S.A. NETWORKS, INC ..............             2
     6,800(degree)UNITED INTERNATIONAL HOLDINGS, INC            131
     5,200       UNITED TELEVISION, INC .............           598
    20,900      (degree)UNITED VIDEO SATELLITE GROUP, INC       494
    28,592      (degree)UNIVISION COMMUNICATIONS, INC         1,035
     2,800(degree)USN COMMUNICATIONS, INC ...........             1
    12,196(degree)VIACOM, INC (CLASS A) .............           897
    88,804(degree)VIACOM, INC (CLASS B) .............         6,571
    77,700(degree)WESTERN WIRELESS CORP (CLASS A) ...         1,709
 1,266,000(degree)WINSTAR COMMUNICATIONS, INC .......        49,374
                                                         ----------
                                                          1,299,189
                                                         ----------
 DEPOSITORY INSTITUTIONS--1.53%
     7,100       ALABAMA NATIONAL BANCORP ...........           189
    20,100       ANCHOR BANCORP WISCONSIN, INC ......           482
     2,400       ANDOVER BANCORP, INC ...............            83
       100       AREA BANCSHARES CORP ...............             3
     3,000       BANCFIRST OHIO CORP ................            91
     3,700       BANK OF GRANITE CORP ...............           102
   140,400       BANK OF NEW YORK CO, INC ...........         5,651
   100,041       BANK ONE CORP ......................         5,108
     2,100       BANKNORTH GROUP, INC ...............            79
    15,800       BRENTON BANKS, INC .................           265
     2,800       BROOKLINE BANCORP, INC .............            32
     2,600       CATHAY BANCORP, INC ................           107
     7,600(degree)CENTENNIAL BANCORP ................           143
     3,637       CHITTENDEN CORP ....................           116
     4,800(degree)COLUMBIA BANKING SYSTEM, INC ......            89
    22,000       COMMUNITY FIRST BANKSHARES, INC ....           463
     1,352(degree)CONCORD EFS, INC ..................            57
     2,490       CULLEN FROST BANKERS, INC ..........           137
     6,785       CVB FINANCIAL CORP .................           153
     2,580       F & M BANCORP, INC (WISCONSIN) .....            78
       200       F.N.B. CORP ........................             6
     6,300       FARMERS CAPITAL BANK CORP ..........           236
   144,075       FIFTH THIRD BANCORP ................        10,274
    28,917       FIRST BANCORP (PUERTO RICO) ........           873
     3,100       FIRST CHARTER CORP .................            53
       635       FIRST COMMONWEALTH FINANCIAL CORP ..            16
     1,800(degree)FIRST FINANCIAL BANCORP ...........            52
       900       FIRST WESTERN BANCORP, INC .........            29
    17,868       FIRSTAR CORP .......................         1,666
     1,800       FLAGSTAR BANCORP, INC ..............            47
        82       FLEET FINANCIAL GROUP, INC .........             4
     2,200(degree)FRONTIER FINANCIAL CORP ...........           101
        75       FULTON FINANCIAL CORP ..............             2
    10,900       GBC BANCORP ........................           281
       200       GOLD BANC CORP, INC ................             3
     1,700       GREATER BAY BANCORP ................            57
     7,998       GREENPOINT FINANCIAL CORP ..........           281
     9,000(degree)HAMILTON BANCORP, INC .............           240
     6,000       HORIZON BANCORP, INC ...............           204
    11,268       HUBCO, INC .........................           339
    42,605(degree)IMPERIAL BANCORP ..................           708
    26,400       INDEPENDENCE COMMUNITY BANK CORP ...           421
       900       INTERNATIONAL BANCSHARES CORP ......            46
     5,400       JEFFERSON SAVINGS BANCORP, INC .....            71
       700       MAHONING NATIONAL BANCORP, INC .....            22
   491,870       MBNA CORP ..........................        12,266
    15,746       MELLON BANK CORP ...................         1,083
     5,800       MERCHANTS NEW YORK BANCORP, INC ....           210
     1,500       NATIONAL BANCORP OF ALASKA, INC ....            51
     8,400       NATIONAL PENN BANCSHARES, INC ......           229
    13,500       NORTH FORK BANCORP, INC ............           323
    11,000       NORTHERN TRUST CORP ................           960
    12,767       OLD NATIONAL BANCORP ...............           712
       200       OMEGA FINANCIAL CORP ...............             6
       122       ORIENTAL FINANCIAL GROUP ...........             4
    14,200       PACIFIC CAPITAL BANCORP ............           366
        97       PARK NATIONAL CORP .................            10
     4,600       PEOPLES BANCORP, INC ...............            50
     2,800       PRIME BANCSHARES, INC ..............            48
   118,102       PROVIDIAN FINANCIAL CORP ...........         8,858
     5,650       QUEENS COUNTY BANCORP, INC .........           168
     5,300       REPUBLIC BANCORP, INC ..............            72
     2,500       REPUBLIC BANKING CORP OF FLORIDA ...            27
     9,000       REPUBLIC SECURITY FINANCIAL CORP ...           109
     4,200       RICHMOND COUNTY FINANCIAL CORP .....            67
     2,200       S & T BANCORP, INC .................            61
     5,100       SANDY SPRING BANCORP, INC ..........           154
    45,600(degree)SILICON VALLEY BANCSHARES .........           777
     5,517       SKY FINANCIAL GROUP, INC ...........           146
    21,600(degree)SOUTHWEST BANCORP OF TEXAS, INC ...           386
        80       SOVEREIGN BANCORP, INC .............             1
    37,583       STATE STREET CORP ..................         2,614
     7,285       STATEN ISLAND BANCORP, INC .........           145
    21,100       STERLING BANCSHARES, INC ...........           314
     1,000       STERLING FINANCIAL CORP ............            42
     3,400       SUSQUEHANNA BANCSHARES, INC ........            70
     1,200       SYNOVUS FINANCIAL CORP .............            29
    15,838       TCF FINANCIAL CORP .................           383
     2,800       TEXAS REGIONAL BANCSHARES, INC (CLASS A)        70
    17,900       TR FINANCIAL CORP ..................           705
       700       TRIANGLE BANCORP, INC ..............            11
    14,000       TRUST CO OF NEW JERSEY .............           343
    10,057       TRUSTCO BANK CORP ..................           302
   401,313       U.S. BANCORP .......................        14,247
        10       U.S.B. HOLDINGS CO, INC ............             0
     4,000       UST CORP ...........................            94
    45,407       WASHINGTON MUTUAL, INC .............         1,734
     1,800       WASHINGTON TRUST BANCORP, INC ......            39
   949,026       WELLS FARGO CO .....................        37,902
     4,290       WEST COAST BANCORP (OREGON) ........            90
     6,000       WESTAMERICA BANCORP ................           221
    14,100       WESTERN BANCORP ....................           412
    47,850       WESTERNBANK PUERTO RICO ............           760
     1,100       WHITNEY HOLDINGS CORP ..............            41
     1,100       WILMINGTON TRUST CORP ..............            68
                                                         ----------
                                                            117,240
                                                         ----------

                       See notes to financial statements.

                                                            VALUE
     SHARES                                                 (000)
     ------                                                 -----
 EATING AND DRINKING PLACES--0.43%
     7,300(degree)ADVANTICA RESTAURANT GROUP, INC ...    $       45
    12,240       APPLEBEES INTERNATIONAL, INC .......           252
    11,400       AVADO BRANDS, INC ..................            95
     2,750     x(degree)BOSTON CHICKEN, INC .........             1
     9,096(degree)BRINKER INTERNATIONAL, INC ........           263
    15,800(degree)BUFFETS, INC ......................           189
    45,622(degree)CEC ENTERTAINMENT, INC ............         1,266
    37,186       CKE RESTAURANTS, INC ...............         1,095
        62(degree)CONSOLIDATED PRODUCTS, INC ........             1
       320       CRACKER BARREL OLD COUNTRY STORE, INC            7
       300(degree)EINSTEIN/NOAH BAGEL CORP ..........             0
     5,800(degree)FINE HOST CORP ....................             5
    60,504(degree)FOODMAKER, INC ....................         1,335
   139,447       HOST MARRIOTT CORP (NEW) ...........         1,926
     6,800(degree)HOST MARRIOTT SERVICES CORP .......            71
        89(degree)LANDRYS SEAFOOD RESTAURANTS, INC ..             1
        50(degree)LONE STAR STEAKHOUSE & SALOON, INC              0
    38,800       MARRIOTT INTERNATIONAL (CLASS A) ...         1,125
   278,156       MCDONALD'S CORP ....................        21,314
     9,400(degree)NPC INTERNATIONAL, INC ............           113
       600(degree)OUTBACK STEAKHOUSE, INC ...........            24
    26,130(degree)PAPA JOHNS INTERNATIONAL, INC .....         1,153
     3,900(degree)PJ AMERICA, INC ...................            71
    39,545(degree)PLANET HOLLYWOOD, INC (CLASS A) ...            91
        59(degree)SBARRO, INC .......................             2
    12,169(degree)SODEXHO MARRIOTT SERVICES, INC ....           337
    15,450(degree)SONIC CORP ........................           384
    18,915(degree)TRICON GLOBAL RESTAURANTS, INC ....           948
    12,894(degree)U.S. FOODSERVICE, INC .............           632
     2,237       VIAD CORP ..........................            68
     9,300       WENDYS INTERNATIONAL, INC ..........           203
                                                         ----------
                                                             33,017
                                                         ----------
 EDUCATIONAL SERVICES--0.06%
    40,050(degree)APOLLO GROUP, INC (CLASS A) .......         1,357
        84(degree)COMPUTER LEARNING CENTERS, INC ....             1
     9,052(degree)DEVRY, INC ........................           277
     2,200(degree)EDUCATION MANAGEMENT CORP .........            52
     4,200(degree)LEARNING TREE INTERNATIONAL, INC ..            38
   102,875(degree)SYLVAN LEARNING SYSTEMS, INC ......         3,138
                                                         ----------
                                                              4,863
                                                         ----------
 ELECTRIC, GAS, AND SANITARY SERVICES--3.72%
    29,968(degree)AES CORP ..........................         1,420
   125,130(degree)ALLIED WASTE INDUSTRIES, INC ......         2,956
    62,208(degree)AQUA ALLIANCE, INC ................           128
     3,000       BLACK HILLS CORP ...................            79
        94       BROWNING FERRIS INDUSTRIES, INC ....             3
     3,471(degree)CALENERGY, INC ....................           120
     8,500(degree)CASELLA WASTE SYSTEMS, INC (CLASS A)          316
    15,264       DYNEGY, INC ........................           167
    20,900(degree)EASTERN ENVIRONMENTAL SERVICES, INC           619
     9,133       ENRON CORP .........................           521
     1,505       INDIANA ENERGY, INC ................            37
    10,313       KEYSPAN ENERGY CORP ................           320
     5,800       KN ENERGY, INC .....................           211
     7,200     x(degree)MOLTEN METAL TECHNOLOGY, INC              0
       174(degree)NEWPARK RESOURCES, INC ............             1
     1,900       SEMCO ENERGY, INC ..................            31
    26,600       SEMPRA ENERGY ......................           675
        72       SONAT, INC .........................             2
     1,100(degree)THERMO ECOTEK CORP ................            12
    13,828(degree)UNISOURCE ENERGY CORP HOLDINGS CO .           187
       400(degree)WASTE INDUSTRIES INC ..............             7
 5,946,355       WASTE MANAGEMENT, INC ..............       277,249
        30       WILLIAMS COS, INC ..................             1
                                                         ----------
                                                            285,062
                                                         ----------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--12.01%
    28,000(degree)AAVID THERMAL TECHNOLOGIES, INC ...           473
       200(degree)ACT MANUFACTURING, INC ............             3
    54,920(degree)ACTEL CORP ........................         1,098
    45,260(degree)ADC TELECOMMUNICATIONS, INC .......         1,573
    23,535(degree)ADTRAN, INC .......................           431
        50(degree)ADVANCED FIBRE COMMUNICATIONS .....             1
    22,400(degree)ADVANCED MICRO DEVICES, INC .......           648
       200(degree)ALLIANCE SEMICONDUCTOR CORP .......             1
     1,100(degree)ALTERA CORP .......................            67
   102,900(degree)AMERICAN POWER CONVERSION CORP ....         4,984
 3,396,348(degree)AMERICAN TOWER SYSTEMS (CLASS A) ..       100,405
    18,700       AMETEK, INC ........................           417
       114       AMP, INC ...........................             6
     1,000(degree)AMPHENOL CORP (CLASS A) ...........            30
 1,772,017(degree)ANALOG DEVICES, INC ...............        55,597
    49,575(degree)ANDREW CORP .......................           818
       325(degree)ARTESYN TECHNOLOGIES, INC .........             5
       300(degree)ARTISAN COMPONENTS, INC ...........             2
    79,900(degree)ATMEL CORP ........................         1,223
       200(degree)AURA SYSTEMS, INC .................             0
       521(degree)AXIOHM TRANSACTION SOLUTIONS, INC .             3
     1,900(degree)BENCHMARK ELECTRONICS, INC ........            70
       179       BMC INDUSTRIES, INC ................             1
    15,100(degree)BROADCOM CORP (CLASS A) ...........         1,823
        50(degree)BURR BROWN CORP ...................             1
     9,003       C&D TECHNOLOGIES, INC ..............           248
       300(degree)CALIFORNIA AMPLIFIER, INC .........             1
   102,800(degree)CELLNET DATA SYSTEMS, INC .........           514
       695(degree)CHECKPOINT SYSTEMS, INC ...........             9
    17,300(degree)CIENA CORP ........................           253
        33(degree)COMMSCOPE, INC ....................             1
    54,941(degree)COMVERSE TECHNOLOGY, INC ..........         3,901
     1,800       CTS CORP ...........................            78
       200(degree)DAVOX CORP ........................             2
    41,100(degree)DIGITAL MICROWAVE CORP ............           281
       900(degree)ECHOSTAR COMMUNICATIONS CORP
                  (CLASS A) .........................            44
       300(degree)EIS INTERNATIONAL, INC ............             1
     1,409       EMERSON ELECTRIC CO ................            85
        50(degree)ENERGY CONVERSION DEVICES, INC ....             0
    13,300(degree)EXCEL SWITCHING CORP ..............           505
       100       FRANKLIN ELECTRIC CO, INC ..........             7
     1,000(degree)GENERAL DATACOMM INDUSTRIES, INC ..             2
 3,330,777       GENERAL ELECTRIC CO ................       339,947
    23,744(degree)GENERAL INSTRUMENT CORP ...........           806
     9,900     x(degree)GEOTEK COMMUNICATIONS, INC ..             0
        50(degree)GLENAYRE TECHNOLOGIES, INC ........             0
     4,940(degree)HOLOPHANE CORP ....................           127
     4,500(degree)IMP, INC ..........................             2
       200      (degree)INTEGRATED SILICON SOLUTION, INC          1
 1,474,800       INTEL CORP .........................       174,856
    10,100       INTER-TEL, INC .....................           236
   102,386(degree)INTERDIGITAL COMMUNICATIONS CORP ..           467
       200(degree)ITI TECHNOLOGIES, INC .............             6
    30,966(degree)JABIL CIRCUIT, INC ................         2,311
       100(degree)JPM CO ............................             1
        40(degree)KEMET CORP ........................             0
   117,450(degree)KOMAG, INC ........................         1,219

                       See notes to financial statements.

                                                            VALUE
     SHARES                                                 (000)
     ------                                                 -----
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--(CONTINUED)
     5,500       KUHLMAN CORP .......................           208
     5,200(degree)L-3 COMMINUCATIONS HOLDINGS, INC ..           242
        11(degree)LATTICE SEMICONDUCTOR CORP ........             1
    34,665(degree)LEVEL ONE COMMUNICATIONS, INC .....         1,231
 1,103,600       LINEAR TECHNOLOGY CO ...............        98,841
     3,500(degree)LO-JACK CORP ......................            42
        78(degree)MAGNETEK, INC .....................             1
     4,200(degree)MICREL, INC .......................           231
       100(degree)MICRO LINEAR CORP .................             0
    63,970(degree)MICROCHIP TECHNOLOGY, INC .........         2,367
    35,171(degree)MICRON TECHNOLOGY, INC ............         1,778
    47,200(degree)MMC NETWORKS, INC .................           625
     3,232       MOLEX, INC .........................           123
   156,683       MOTOROLA, INC ......................         9,567
    27,900(degree)MRV COMMUNICATIONS, INC ...........           173
        60(degree)MYLEX CORP ........................             1
    92,031(degree)NATIONAL SEMICONDUCTOR CORP .......         1,242
    57,840(degree)NEOMAGIC CORP .....................         1,280
   867,550       NORTHERN TELECOMMUNICATIONS LTD (U.S.)      43,486
       200(degree)OAK TECHNOLOGY, INC ...............             1
     2,475(degree)OIS OPTICAL IMAGING SYSTEMS, INC ..             0
    51,200(degree)P-COM, INC ........................           204
        50(degree)PAIRGAIN TECHNOLOGIES, INC ........             0
         4       PARK ELECTROCHEMICAL CORP ..........             0
    18,100(degree)PLANTRONICS, INC ..................         1,557
    18,900(degree)PLEXUS CORP .......................           640
    18,800(degree)POLYCOM, INC ......................           418
     4,500(degree)QLOGIC CORP .......................           589
    82,800(degree)QUALCOMM, INC .....................         4,290
        66(degree)RAMBUS, INC .......................             6
       800(degree)RAMTRON INTERNATIONAL CORP ........             0
    73,338       RAYCHEM CORP .......................         2,370
    30,800(degree)RAYOVAC CORP ......................           822
    14,000(degree)READ RITE CORP ....................           207
        31(degree)RECOTON CORP ......................             1
     1,600(degree)RELTEC CORP .......................            36
     1,000(degree)REMEC, INC ........................            18
        50(degree)S3, INC ...........................             0
    53,054(degree)SANMINA CORP ......................         3,316
    73,000(degree)SAWTEK, INC .......................         1,278
     1,140(degree)SCI SYSTEMS, INC ..................            66
     8,000(degree)SCM MICROSYSTEMS, INC .............           569
    19,400(degree)SEMTECH CORP ......................           696
    29,500(degree)SMART MODULAR TECHNOLOGIES, INC ...           819
    96,099(degree)SOLECTRON CORP ....................         8,931
     8,000(degree)SPECTRA-PHYSICS LASERS, INC .......            76
       792       SUNBEAM CORP .......................             6
        20(degree)SYMMETRICOM, INC ..................             0
    18,639       TECHNITROL, INC ....................           594
   124,900(degree)TEKELEC ...........................         2,069
        33       TELEFLEX, INC ......................             2
   132,688(degree)TELLABS, INC ......................         9,097
        50(degree)TELTREND, INC .....................             1
   181,072       TEXAS INSTRUMENTS, INC .............        15,493
     1,000       THOMAS INDUSTRIES, INC .............            20
        80(degree)UNIPHASE CORP .....................             6
       100(degree)VICOR CORP ........................             1
       100(degree)VIDEOSERVER, INC ..................             2
        51(degree)VISHAY INTERTECHNOLOGY, INC .......             1
    76,650(degree)VITESSE SEMICONDUCTOR CORP ........         3,497
        95(degree)WAVEPHORE, INC ....................             1
    12,000(degree)WESTELL TECHNOLOGIES, INC (CLASS A)            59
     8,800(degree)WORLD ACCESS, INC .................           188
    80,000(degree)XILINX, INC .......................         5,210
     9,200(degree)XYLAN CORP ........................           162
    34,800     x(degree)ZENITH ELECTRONICS CORP .....             9
        80(degree)ZOLTEK COS, INC ...................             1
                                                         ----------
                                                            920,359
                                                         ----------
 ENGINEERING AND MANAGEMENT SERVICES--0.13%

     7,237       BLOUNT INTERNATIONAL, INC ..........           180
   106,700(degree)CATALYTICA, INC ...................         1,921
     8,100(degree)DIAMOND TECH PARTNERS, INC (CLASS A)          155
    14,700       DUN & BRADSTREET CORP ..............           464
    11,500(degree)F.Y.I., INC .......................           368
     6,400(degree)KENDLE INTERNATIONAL, INC .........           150
    10,420(degree)MAXIMUS, INC ......................           386
       200(degree)MEDAPHIS CORP .....................             1
     5,300(degree)META GROUP, INC ...................           158
    12,800(degree)METZLER GROUP, INC ................           623
       500(degree)MYRIAD GENETICS, INC ..............             5
       512(degree)NFO WORLDWIDE, INC ................             6
     2,318      (degree)PHARMACEUTICAL PRODUCT
                  DEVELOPMENT .......................            70
    88,200(degree)QUINTILES TRANSNATIONAL CORP ......         4,708
     6,166       SERVICEMASTER CO ...................           136
    30,900(degree)STAFF LEASING, INC ................           359
     7,200(degree)WHITTMAN HART, INC ................           199
                                                         ----------
                                                              9,889
                                                         ----------
 FABRICATED METAL PRODUCTS--0.69%
    15,217       BARNES GROUP, INC ..................           443
     1,400(degree)BWAY CORP .........................            21
    18,873       CHART INDUSTRIES, INC ..............           144
     6,100       CRANE CO ...........................           184
     1,283       CROWN CORK & SEAL CO, INC ..........            40
   940,306       GILLETTE CO ........................        45,429
     7,300(degree)GULF ISLAND FABRICATION, INC ......            57
     1,200       HARSCO CORP ........................            37
     3,700(degree)LADISH CO, INC ....................            31
   197,016       MASCO CORP .........................         5,664
       100(degree)MATERIAL SCIENCES CORP ............             1
     7,700(degree)MILLER INDUSTRIES, INC ............            35
        20(degree)NCI BUILDING SYSTEMS, INC .........             1
        18(degree)SHAW GROUP, INC ...................             0
     4,185(degree)SIMPSON MANUFACTURING CO, INC .....           157
    24,000       STRUM, RUGER & CO, INC .............           287
     4,045(degree)TOWER AUTOMOTIVE, INC .............           101
    10,500(degree)WYMAN-GORDON CO ...................           108
                                                         ----------
                                                             52,740
                                                         ----------
 FOOD AND KINDRED PRODUCTS--2.53%
     2,400(degree)AGRIBRANDS INTERNATIONAL, INC .....            72
     2,900(degree)AMERICAN ITALIAN PASTA CO (CLASS A)            76
    48,668       ANHEUSER BUSCH COS, INC ............         3,194
       100      (degree)BERINGER WINE ESTATES HOLDINGS, INC
                  (CLASS B) .........................             4
   159,945       BESTFOODS, INC .....................         8,517
    17,300(degree)BOSTON BEER CO, INC (CLASS A) .....           147
       138       BROWN FORMAN, INC (CLASS B) ........            10
    63,756       CAMPBELL SOUP CO ...................         3,507
 1,294,608       COCA COLA CO .......................        86,577
   209,958       COCA COLA ENTERPRISES, INC .........         7,506
   255,583       CONAGRA, INC .......................         8,051
    45,300       DEAN FOODS CO ......................         1,849
    14,961       DOLE FOOD, INC .....................           449
     3,256       EARTHGRAINS CO .....................           101

                       See notes to financial statements.

                                                            VALUE
     SHARES                                                 (000)
     ------                                                 -----
 FOOD AND KINDRED PRODUCTS--(CONTINUED)
       350       FLOWERS INDUSTRIES, INC ............    $        8
    78,052       GENERAL MILLS, INC .................         6,069
    84,067       HEINZ (H.J.) CO ....................         4,760
       400       HERSHEY FOODS CORP .................            25
    52,662(degree)INTERNATIONAL HOME FOODS, INC .....           889
    22,659       INTERSTATE BAKERIES CORP ...........           599
    25,800(degree)KEEBLER FOODS CO ..................           971
    45,603       KELLOGG CO .........................         1,556
    31,350       LANCASTER COLONY CORP ..............         1,007
    25,600       LANCE, INC .........................           510
     7,700       MCCORMICK & CO, INC (NON-VOTE) .....           260
     6,600       MICHAEL FOODS, INC .................           198
   723,354       PEPSICO, INC .......................        29,612
     1,300       PILGRIMS PRIDE CORP (CLASS B) ......            26
    94,541       QUAKER OATS CO .....................         5,625
   203,812       RALSTON PURINA CO ..................         6,598
     3,800       RIVIANA FOODS, INC .................            94
        50       RJR NABISCO HOLDINGS CORP ..........             1
   388,562       SARA LEE CORP ......................        10,953
     2,500(degree)SMITHFIELD FOODS, INC .............            85
    28,500(degree)SUIZA FOODS CORP ..................         1,452
    25,230       TCBY ENTERPRISES, INC ..............           177
    38,908       TOOTSIE ROLL INDUSTRIES, INC .......         1,522
    11,650       TYSON FOODS, INC ...................           248
     8,310(degree)VLASIC FOODS INTERNATIONAL, INC ...           198
     1,800       WHITMAN CORP .......................            46
     5,185       WRIGLEY (WM) JR CO .................           464
                                                         ----------
                                                            194,013
                                                         ----------
 FOOD STORES--0.32%
    10,747       ALBERTSONS, INC ....................           684
    66,180       FOOD LION, INC (CLASS B) ...........           666
        28(degree)GENERAL NUTRITION COS, INC ........             0
     1,016       HANNAFORD BROTHERS, INC ............            54
   128,940(degree)KROGER CO .........................         7,801
   252,338(degree)SAFEWAY, INC ......................        15,377
    26,000(degree)SOUTHLAND CORP ....................            50
       100(degree)STARBUCKS CORP ....................             6
                                                         ----------
                                                             24,638
                                                         ----------
 FURNITURE AND FIXTURES--0.08%

    19,300       ETHAN ALLEN INTERIORS, INC .........           791
    35,090(degree)FURNITURE BRANDS INTERNATIONAL, INC           956
    72,100       HON INDUSTRIES, INC ................         1,726
    34,967(degree)KNOLL, INC ........................         1,036
     9,981(degree)LEAR CORP .........................           384
    50,300       MILLER (HERMAN), INC ...............         1,352
     5,800       VIRCO MANUFACTURING ................           107
                                                         ----------
                                                              6,352
                                                         ----------
 FURNITURE AND HOME FURNISHINGS STORES--0.18%
   125,520      (degree)BED BATH & BEYOND, INC ......         4,283
       200(degree)BOMBAY, INC .......................             1
       600       CIRCUIT CITY STORES-CIRCUIT CITY GROUP          30
       500(degree)COMPUCOM SYSTEMS, INC .............             2
    87,027(degree)COMPUSA, INC ......................         1,137
    85,817(degree)MUSICLAND STORES CORP .............         1,282
    60,445       PIER 1 IMPORTS, INC ................           586
    85,908       TANDY CORP .........................         3,538
   169,500(degree)TRANS WORLD ENTERTAINMENT CORP ....         3,231
        17(degree)WILLIAMS-SONOMA, INC ..............             1
                                                         ----------
                                                             14,091
                                                         ----------
 GENERAL BUILDING CONTRACTORS--0.02%
       200(degree)CROSSMAN COMMUNITIES, INC .........             6
    15,511       HILLENBRAND INDUSTRIES, INC ........           882
     1,543       HORTON (D.R.), INC .................            35
    32,953       LENNAR CORP ........................           832
     1,418(degree)NVR, INC ..........................            68
       798       STANDARD-PACIFIC CORP ..............            11
                                                         ----------
                                                              1,834
                                                         ----------
 GENERAL MERCHANDISE STORES--1.25%
    67,341       CASEYS GENERAL STORES, INC .........           878
     5,500(degree)COST PLUS, INC ....................           173
    65,900(degree)COSTCO COS, INC ...................         4,757
   162,663       DAYTON HUDSON CORP .................         8,824
    76,650(degree)DOLLAR TREE STORES, INC ...........         3,349
   137,400       FAMILY DOLLAR STORES, INC ..........         3,023
        12(degree)FEDERATED DEPARTMENT STORES, INC ..             1
        50       HARCOURT GENERAL, INC ..............             3
   104,051(degree)KOHLS CORP ........................         6,393
     6,432(degree)NEIMAN-MARCUS GROUP, INC ..........           160
        69       PENNEY (J.C.) CO, INC ..............             3
    98,457(degree)SAKS, INC                                   3,108
   801,360       WAL-MART STORES, INC ...............        65,261
                                                         ----------
                                                             95,933
                                                         ----------
 HEALTH SERVICES--0.28%
       520(degree)AMERICAN HOMEPATIENT, INC .........             1
       650(degree)AMERICAN ONCOLOGY RESOURCES, INC ..             9
       500(degree)AMERIPATH, INC ....................             4
     7,123(degree)CAREMATRIX CORP ...................           218
     7,000(degree)CENTENNIAL HEALTHCARE CORP ........           109
        91       COLUMBIA/HCA HEALTHCARE CORP .......             2
    33,900(degree)CONCENTRA MANAGED CARE, INC .......           362
       800(degree)CORAM HEALTHCARE CORP .............             2
     7,663(degree)COVANCE, INC ......................           223
    33,400(degree)COVENTRY HEALTH CARE, INC .........           294
    18,500(degree)CURATIVE HEALTH SERVICES, INC .....           620
     2,400(degree)EXPRESS SCRIPTS, INC ..............           161
     2,475     x(degree)FPA MEDICAL MANAGEMENT, INC .             0
        76(degree)GENESIS HEALTH VENTURES, INC ......             1
   240,567(degree)HEALTH MANAGEMENT ASSOCIATES, INC
                  (CLASS A) NEW .....................         5,202
     1,790       HEALTHPLAN SERVICES CORP ...........            21
   332,073(degree)HEALTHSOUTH CORP ..................         5,126
         4(degree)LABORATORY CORP OF AMERICA HOLDINGS             0
     2,560(degree)LABORATORY CORP OF AMERICA HOLDINGS
                  WTS 04/28/00 ......................             0
       553(degree)LCA-VISION, INC ...................             1
    52,680(degree)LINCARE HOLDINGS, INC .............         2,137
    10,500(degree)MAGELLAN HEALTH SERVICES, INC .....            88
    42,247(degree)MARINER POST-ACUTE NETWORK, INC ...           193
   600,506(degree)MEDPARTNERS, INC ..................         3,153
    19,076(degree)PEDIATRIX MEDICAL GROUP, INC ......         1,143
    26,950(degree)PHYCOR, INC .......................           184
    14,900(degree)PHYSICIAN RELIANCE NETWORK, INC ...           196
     1,639(degree)PHYSICIANS RESOURCE GROUP, INC ....             0
     9,300(degree)PROVINCE HEALTHCARE CO ............           334
       225(degree)PSS WORLD MEDICAL, INC ............             5
    12,990(degree)QUORUM HEALTH GROUP, INC ..........           168
    20,650(degree)RENAL CARE GROUP, INC .............           595
       100(degree)SUN HEALTHCARE GROUP, INC .........             1
    29,000(degree)TENET HEALTHCARE CORP .............           761
    14,400(degree)UNITED PAYORS & UNITED PROVIDERS, INC         410
       118(degree)UNIVERSAL HEALTH SERVICES, INC ....             6
       242(degree)VENCOR, INC .......................             1
                                                         ----------
                                                             21,731
                                                         ----------

                       See notes to financial statements.

                                                            VALUE
     SHARES                                                 (000)
     ------                                                 -----
 HEAVY CONSTRUCTION, EXCEPT BUILDING--0.01%
     9,298(degree)DYCOM INDUSTRIES, INC .............    $      531
        11       FLUOR CORP .........................             0
     4,900(degree)INSITUFORM TECHNOLOGIES, INC (CLASS A)         71
        50(degree)MASTEC, INC .......................             1
                                                         ----------
                                                                603
                                                         ----------
 HOLDING AND OTHER INVESTMENT OFFICES--0.07%
       100(degree)ALEXANDERS, INC ...................             8
        99       CORNERSTONE PROPERTIES, INC ........             2
     4,315       COUSINS PROPERTIES, INC ............           139
       973       CRESCENT REAL ESTATE EQUITIES CO ...            22
        16       FEDERAL REALTY INVESTMENT TRUST ....             0
     8,699       FELCOR LODGING TRUST, INC ..........           201
    17,200       GENERAL GROWTH PROPERTIES, INC .....           651
        54       GREAT LAKES REIT, INC ..............             1
    23,656       HEALTH CARE PROPERTY INVESTORS, INC            727
     7,500       IMPERIAL CREDIT COMMERCIAL
                  MORTGAGE INVESTMENT CORP ..........            70
       190       IRVINE APARTMENT COMMUNITIES, INC ..             6
     3,378       MACERICH CO ........................            87
    53,200       MEDITRUST CORP PAIRED ..............           805
    12,445       MERISTAR HOSPITALITY CORP ..........           231
     5,570       MILLS CORP .........................           111
        58       PATRIOT AMERICAN HOSPITALITY, INC ..             0
       200       PENNSYLVANIA REAL ESTATE
                  INVESTMENT TRUST ..................             4
     4,900       POST PROPERTIES, INC ...............           188
        78       RECKSON ASSOCIATES REALTY CORP .....             2
        64       SIMON PROPERTY GROUP, INC ..........             2
     3,000       STARWOOD FINANCIAL TRUST ...........           180
    18,700       TOWN & COUNTRY TRUST ...............           300
     6,827       WASHINGTON REAL ESTATE
                  INVESTMENT TRUST ..................           127
    35,797       WEINGARTEN REALTY INVESTORS, INC ...         1,597
                                                         ----------
                                                              5,461
                                                         ----------
 HOTELS AND OTHER LODGING PLACES--0.52%
 1,954,050      (degree)CENDANT CORP ................        37,249
        78      (degree)CHOICE HOTELS INTERNATIONAL, INC          1
    13,944(degree)CRESTLINE CAPITAL CORP ............           204
    51,900(degree)EXTENDED STAY AMERICA, INC ........           545
       800(degree)MERISTAR HOTELS & RESORTS, INC ....             2
       457(degree)MGM GRAND, INC ....................            12
    33,120(degree)PROMUS HOTEL CORP .................         1,072
        75(degree)RED ROOF INNS, INC ................             1
       136(degree)SUNBURST HOSPITALITY CORP .........             1
    24,054(degree)SUNTERRA CORP .....................           361
     4,500(degree)TRENDWEST RESORTS, INC ............            56
     3,000(degree)VISTANA, INC ......................            42
                                                         ----------
                                                             39,546
                                                         ----------
 INDUSTRIAL MACHINERY AND EQUIPMENT--10.79%
   188,927(degree)3COM CORP .........................         8,466
    63,800(degree)ADAPTEC, INC ......................         1,120
       930       ALLIED PRODUCTS CORP ...............             6
    33,990(degree)AMERICAN STANDARD COS, INC ........         1,224
   160,400(degree)APPLIED MATERIALS, INC ............         6,847
     6,728       APPLIED POWER, INC (CLASS A) .......           254
     3,000(degree)ASTEC INDUSTRIES, INC .............           167
    51,902       BAKER HUGHES, INC ..................           918
    16,264(degree)BELL & HOWELL CO ..................           615
     2,376       BLACK & DECKER CORP ................           133
        40(degree)BLACK BOX CORP ....................             2
     8,900(degree)CENTENNIAL TECHNOLOGIES, INC ......             5
 1,969,635(degree)CISCO SYSTEMS, INC ................       182,807
        65(degree)COLTEC INDUSTRIES, INC ............             1
     1,800       COLUMBUS MCKINNON CORP .............            32
   894,996       COMPAQ COMPUTER CORP ...............        37,534
        15(degree)COOPER CAMERON CORP ...............             0
   620,706(degree)DELL COMPUTER CORP ................        45,428
    50,582       DIEBOLD, INC .......................         1,805
     5,100(degree)DIGI INTERNATIONAL, INC ...........            57
        57       DONALDSON CO, INC ..................             1
     2,212(degree)DRIL-QUIP, INC ....................            39
   292,478(degree)EMC CORP ..........................        24,861
       500(degree)FEI CO ............................             4
     3,164       FLOWSERVE CORP .....................            52
       106(degree)GATEWAY 2000, INC .................             5
       300       GENERAL BINDING CORP ...............            11
     9,573       GRACO, INC .........................           282
   298,126       HEWLETT-PACKARD CO .................        20,366
     3,000(degree)HORIZON OFFSHORE, INC .............            17
    46,300       HUSSMANN INTERNATIONAL, INC ........           897
    32,600(degree)HYPERCOM CORP .....................           322
    48,743       INTERNATIONAL BUSINESS MACHINES CORP         9,005
        92(degree)IOMEGA CORP .......................             1
     4,178(degree)IRI INTERNATIONAL CORP ............            17
    19,300(degree)ITEQ, INC .........................            41
    12,576       JLG INDUSTRIES, INC ................           197
     9,616       KAYDON CORP ........................           385
        52       KENNAMETAL, INC ....................             1
       100(degree)KRONOS, INC .......................             4
    63,851(degree)LEXMARK INTERNATIONAL GROUP (CLASS A)       6,417
     6,448       MANITOWOC, INC .....................           286
    12,400(degree)MICRON ELECTRONICS, INC ...........           215
       400(degree)MICROTOUCH SYSTEMS, INC ...........             5
    68,864       MINNESOTA MINING & MANUFACTURING CO          4,898
       506(degree)NETWORK EQUIPMENT TECHNOLOGIES, INC             5
    45,854(degree)NOVELLUS SYSTEMS, INC .............         2,270
    18,250       PALL CORP ..........................           462
        25(degree)PAXAR CORP ........................             0
    82,903       PITNEY BOWES, INC ..................         5,477
     1,800(degree)QUANTUM CORP ......................            38
        53       ROBBINS & MYERS, INC ...............             1
        45       ROPER INDUSTRIES, INC ..............             1
     3,200       SAUER, INC .........................            24
    80,079(degree)SEAGATE TECHNOLOGY, INC ...........         2,422
    10,100(degree)SEQUENT COMPUTER SYSTEMS, INC .....           122
   110,500(degree)SHIVA CORP ........................           625
     4,700(degree)SPECIALTY EQUIPMENT COS, INC ......           127
    17,500(degree)SPLASH TECHNOLOGY HOLDINGS, INC ...           130
       218       STANDEX INTERNATIONAL CORP .........             6
   116,500(degree)STORAGE TECHNOLOGY CORP ...........         4,143
    42,632       SYMBOL TECHNOLOGIES, INC ...........         2,726
    10,300       TENNANT CO .........................           413
 5,060,800       TYCO INTERNATIONAL LTD .............       381,774
    29,281(degree)U.S. FILTER CORP ..................           670
 1,972,850(degree)UNISYS CORP .......................        67,940
    18,510(degree)VARCO INTERNATIONAL, INC ..........           143
       208       VARIAN ASSOCIATES, INC .............             8
    25,600(degree)VISUAL NETWORKS, INC ..............           960
        30       YORK INTERNATIONAL CORP ............             1
       270 #(degree)ZEBRA TECHNOLOGY CORP (CLASS B) .             8
                                                         ----------
                                                            826,246
                                                         ----------

                       See notes to financial statements.

                                                            VALUE
     SHARES                                                 (000)
     ------                                                 -----
 INSTRUMENTS AND RELATED PRODUCTS--1.55%
    20,800(degree)ADAC LABORATORIES, INC ............    $      415
       700(degree)AFFYMETRIX, INC ...................            17
     9,240       ARROW INTERNATIONAL, INC ...........           290
    82,400      (degree)ARTERIAL VASCULAR ENGINEERING, INC    4,326
       650(degree)AVID TECHNOLOGIES, INC ............            15
       700(degree)BACOU U.S.A., INC .................            15
     1,321       BALLARD MEDICAL PRODUCTS CO ........            32
     5,400       BAUSCH & LOMB, INC .................           324
    83,924       BAXTER INTERNATIONAL, INC ..........         5,397
       200(degree)BAXTER INTERNATIONAL, INC RTS .....             0
    30,200       BECKMAN COULTER, INC ...............         1,638
   117,684       BECTON DICKINSON & CO ..............         5,024
    26,200       BIOMET, INC ........................         1,055
    22,698(degree)BOSTON SCIENTIFIC CORP ............           609
       297     x(degree)CELLPRO, INC ................             0
       400(degree)CHYRON CORP .......................             1
     7,000(degree)CLOSURE MEDICAL CORP ..............           209
        20(degree)CNS, INC ..........................             0
   738,900(degree)CYMER, INC ........................        10,806
    23,800(degree)CYTYC CORP ........................           613
        72       DANIEL INDUSTRIES, INC .............             1
       300(degree)DATASCOPE CORP ....................             7
    62,800       DENTSPLY INTERNATIONAL, INC ........         1,617
     9,542(degree)DYNATECH CORP .....................            26
    25,608       EASTMAN KODAK CO ...................         1,844
     9,550(degree)FOSSIL, INC .......................           275
        10       FRESENIUS MEDICAL CARE AG. ADR .....             0
    41,822(degree)GENRAD, INC .......................           659
   109,819       GUIDANT CORP .......................        12,108
    21,055(degree)HANGER ORTHOPEDIC GROUP, INC ......           474
       700(degree)HEARTPORT, INC ....................             4
    55,700       HONEYWELL, INC .....................         4,195
    11,900       INVACARE CORP ......................           286
   326,400(degree)KLA-TENCOR CORP ...................        14,158
     4,200(degree)LIFECORE BIOMEDICAL, INC ..........            43
       500(degree)LTX CORP ..........................             1
   261,090       MEDTRONIC, INC .....................        19,386
       200       MENTOR CORP ........................             5
    49,009      (degree)METTLER-TOLEDO INTERNATIONAL, INC     1,375
     2,500       MOVADO GROUP, INC ..................            67
     3,000       MTS SYSTEMS CORP ...................            41
     4,900(degree)NOVOSTE CORP ......................           139
    29,600(degree)OCULAR SCIENCES, INC ..............           792
    13,242(degree)OEC MEDICAL SYSTEMS, INC ..........           416
     2,800(degree)PANAVISION, INC NEW ...............            35
        60(degree)PERCLOSE, INC .....................             2
     9,300(degree)PINNACLE SYSTEMS, INC .............           332
       100(degree)POSSIS MEDICAL, INC ...............             1
    16,800(degree)RESMED, INC .......................           762
     2,800(degree)RESPIRONICS, INC ..................            56
     2,250(degree)ROBOTIC VISION SYSTEMS, INC .......             6
       600(degree)SCOTT TECHNOLOGIES, INC ...........            10
        83(degree)SONOSITE, INC .....................             1
    57,551(degree)ST. JUDE MEDICAL, INC .............         1,593
    86,000(degree)STERIS CORP .......................         2,446
        89       STRYKER CORP .......................             5
       300(degree)SUMMIT TECHNOLOGY, INC ............             1
   108,033(degree)SYBRON INTERNATIONAL CORP .........         2,937
    39,778       TEKTRONIX, INC .....................         1,196
       100(degree)THERMO CARDIOSYSTEMS, INC .........             1
       414(degree)THERMO ELECTRON CORP ..............             7
     1,000(degree)THERMO OPTEK CORP .................             9
       300(degree)UROMED CORP .......................             0
    23,500(degree)VISX, INC .........................         2,055
     3,900       VITAL SIGNS, INC ...................            68
     1,700(degree)VIVUS, INC ........................             4
    13,300(degree)WESLEY JESSEN VISIONCARE, INC .....           369
   152,217       XEROX CORP .........................        17,962
       100(degree)ZYGO CORP .........................             1
                                                         ----------
                                                            118,564
                                                         ----------
 INSURANCE AGENTS, BROKERS AND SERVICE--0.02%
    28,804       CRAWFORD & CO (CLASS B) ............           445
    68,900(degree)FIRST HEALTH GROUP CORP ...........         1,141
       100       GALLAGHER (ARTHUR J.) & CO .........             4
        68       MARSH & MCLENNAN COS, INC ..........             4
                                                         ----------
                                                              1,594
                                                         ----------
 INSURANCE CARRIERS--4.37%
     1,915       AETNA, INC .........................           151
    91,474       AFLAC, INC .........................         4,025
 1,672,300       ALLSTATE CORP ......................        64,593
   633,433       AMERICAN INTERNATIONAL GROUP, INC ..        61,205
     3,500(degree)AMERIN CORP .......................            83
 1,004,565       CITIGROUP, INC .....................        49,726
    17,159       CMAC INVESTMENT CORP ...............           788
       100(degree)COMPDENT CORP .....................             1
    57,731       CONSECO, INC .......................         1,764
     7,100       EQUITABLE COS, INC .................           411
     3,131       EVEREST REINSURANCE HOLDINGS, INC ..           122
   779,500       EXEL LTD (CLASS A) .................        58,463
    25,835       FIDELITY NATIONAL FINANCIAL, INC ...           788
    62,240       FIRST AMERICAN FINANCIAL CORP ......         1,999
       100(degree)FOUNDATION HEALTH SYSTEMS (CLASS A)             1
     5,917       HARTFORD LIFE, INC (CLASS A) .......           345
       283       HCC INSURANCE HOLDINGS, INC ........             5
        50(degree)HIGHLANDS INSURANCE GROUP, INC ....             1
     1,371(degree)HUMANA, INC .......................            24
        83       MBIA, INC ..........................             5
   125,582       MGIC INVESTMENT CORP ...............         5,000
       100       NATIONWIDE FINANCIAL SERVICES, INC
                  (CLASS A) .........................             5
    91,730(degree)OXFORD HEALTH PLANS, INC ..........         1,364
     3,065(degree)PACIFICARE HEALTH SYSTEMS, INC (CLASS A)      223
     6,723(degree)PACIFICARE HEALTH SYSTEMS, INC (CLASS B)      534
        94       PMI GROUP, INC .....................             5
     4,091       PROGRESSIVE CORP ...................           693
        20       PROTECTIVE LIFE CORP ...............             1
    11,300       PROVIDENT COS, INC .................           469
       112       REINSURANCE GROUP OF AMERICA, INC ..             8
        25       SCPIE HOLDINGS, INC ................             1
   491,958       SUNAMERICA, INC ....................        39,910
    12,000(degree)TRIAD GUARANTY, INC ...............           265
   963,100       UNITED HEALTHCARE CORP .............        41,473
                                                         ----------
                                                            334,451
                                                         ----------
 LEATHER AND LEATHER PRODUCTS--0.00%
     8,585(degree)SAMSONITE CORP ....................            48
                                                         ----------
 LEGAL SERVICES--0.00%
       266(degree)PREPAID LEGAL SERVICES, INC .......             9
                                                         ----------
 LOCAL AND INTERURBAN PASSENGER TRANSIT--0.01%
    18,700(degree)COACH U.S.A., INC .................           649
    71,240(degree)GREYHOUND LINES, INC ..............           423
     1,200(degree)RURAL/METRO CORP ..................            13
                                                         ----------
                                                              1,085
                                                         ----------

                       See notes to financial statements.

                                                            VALUE
     SHARES                                                 (000)
     ------                                                 -----
 LUMBER AND WOOD PRODUCTS--0.00%
     1,300(degree)AMERICAN HOMESTAR CORP ............    $       20
       460       CLAYTON HOMES, INC .................             6
     2,400(degree)PALM HARBOR HOMES, INC ............            60
                                                         ----------
                                                                 86
                                                         ----------
 METAL MINING--0.03%
    53,104       FREEPORT-MCMORAN COPPER &
                  GOLD, INC (CLASS A) ...............           514
   139,550       FREEPORT-MCMORAN COPPER &
                  GOLD, INC (CLASS B) ...............         1,457
        90       NEWMONT MINING CORP ................             2
    15,494(degree)STILLWATER MINING CO ..............           635
     3,663(degree)SUNSHINE MINING & REFINING CO .....             2
                                                         ----------
                                                              2,610
                                                         ----------
 MISCELLANEOUS MANUFACTURING INDUSTRIES--0.06%
    42,460(degree)BLYTH INDUSTRIES, INC .............         1,327
    24,600       BRADY CORP (CLASS A) ...............           663
        97       HASBRO, INC ........................             4
     6,735(degree)HEXCEL CORP .......................            56
     2,300       INTERNATIONAL GAME TECHNOLOGY CO ...            56
    47,381       JOSTENS, INC .......................         1,241
       311       K2, INC ............................             3
        98(degree)LYDALL, INC .......................             1
    56,845       MATTEL, INC ........................         1,297
     8,686(degree)STEINWAY MUSICAL INSTRUMENTS, INC .           226
        56(degree)WMS INDUSTRIES, INC ...............             0
                                                         ----------
                                                              4,874
                                                         ----------
 MISCELLANEOUS RETAIL--0.70%
     7,100(degree)AMAZON.COM, INC ...................         2,281
     9,700(degree)BARNETT, INC ......................           133
    47,084(degree)BORDERS GROUP, INC ................         1,174
    16,730(degree)CDW COMPUTER CENTERS, INC .........         1,605
    11,000(degree)COLDWATER CREEK, INC ..............           151
        70(degree)CORPORATE EXPRESS, INC ............             0
   156,439       CVS CORP ...........................         8,604
       200(degree)GARDEN RIDGE CORP .................             2
    42,885(degree)GLOBAL DIRECTMAIL CORP ............         1,002
     6,861       HANCOCK FABRICS, INC ...............            57
     1,100(degree)HANOVER DIRECT, INC ...............             4
    20,900(degree)INSIGHT ENTERPRISES, INC ..........         1,063
     3,800     x(degree)JUMBOSPORTS, INC ............             0
    65,500(degree)MICHAELS STORES, INC ..............         1,185
   190,454(degree)OFFICE DEPOT, INC .................         7,035
       141(degree)OFFICEMAX, INC ....................             2
   102,974       OMNICARE, INC ......................         3,578
    11,200(degree)PETCO ANIMAL SUPPLIES, INC ........           113
        40(degree)PETSMART, INC .....................             0
       183       RITE AID CORP ......................             9
   177,510(degree)STAPLES, INC ......................         7,755
     7,550(degree)SUNGLASS HUT INTERNATIONAL, INC ...            53
        85(degree)TOYS R US, INC ....................             1
    10,658(degree)U.S. OFFICE PRODUCTS CO ...........            41
   304,065       WALGREEN CO ........................        17,807
        30(degree)ZALE CORP .........................             1
                                                         ----------
                                                             53,656
                                                         ----------
 MOTION PICTURES--0.49%
     1,800(degree)AMC ENTERTAINMENT, INC ............            38
 1,232,447       DISNEY (WALT) CO ...................        36,973
    17,900(degree)HOLLYWOOD ENTERTAINMENT CORP ......           488
    16,100(degree)SPELLING ENTERTAINMENT GROUP, INC .           121
                                                         ----------
                                                             37,620
                                                         ----------
 NONDEPOSITORY INSTITUTIONS--1.99%
        75       ADVANTA CORP (CLASS A) .............    $        1
   236,346       AMERICAN EXPRESS CO ................        24,166
    91,814(degree)AMERICREDIT CORP ..................         1,268
 1,695,368       ASSOCIATES FIRST CAPITAL CORP ......        71,841
    53,936       CAPITAL ONE FINANCIAL CORP .........         6,203
     4,267       CHARTER MUNICIPAL MORTGAGE
                  ACCEPTANCE ........................            52
    11,400     x(degree)CITYSCAPE FINANCIAL CORP ....             0
    16,500       CONNING CORP .......................           342
     7,733(degree)CONTIFINANCIAL CORP ...............            55
     5,568       COUNTRYWIDE CREDIT INDUSTRIES, INC .           279
    37,100       DORAL FINANCIAL CORP ...............           821
   267,597       FEDERAL NATIONAL MORTGAGE ASSOCIATION       19,802
    10,493(degree)FIRSTPLUS FINANCIAL GROUP, INC ....            29
     6,400(degree)FRANCHISE MORTGAGE ACCEPTANCE CO ..            50
   386,952       FREDDIE MAC ........................        24,934
     5,700(degree)HEADLANDS MORTGAGE CO .............           119
     8,681       HOUSEHOLD INTERNATIONAL, INC .......           344
       600(degree)IMC MORTGAGE CO ...................             0
       100(degree)IMPERIAL CREDIT INDUSTRIES, INC ...             1
     7,800(degree)LONG BEACH FINANCIAL CORP .........            59
    15,900       METRIS COS, INC ....................           800
    23,284       SLM HOLDINGS CORP ..................         1,118
     1,881     x(degree)SOUTHERN PACIFIC FUNDING CORP             0
    13,200(degree)UNICAPITAL CORP ...................            97
       100       UNITED COS FINANCIAL CORP ..........             0
                                                         ----------
                                                            152,381
                                                         ----------
 OIL AND GAS EXTRACTION--1.39%
 1,241,079       APACHE CORP ........................        31,415
        83(degree)ATWOOD OCEANICS, INC ..............             1
        22(degree)BELCO OIL & GAS CORP ..............             0
     1,263(degree)BENTON OIL & GAS CO ...............             4
     5,100       BERRY PETROLEUM CO (CLASS A) .......            72
     4,800(degree)BROWN (TOM), INC ..................            48
     7,700       CABOT OIL & GAS CORP (CLASS A) .....           116
     5,800(degree)CAL DIVE INTERNATIONAL, INC .......           120
     1,391       CHESAPEAKE ENERGY CORP .............             1
       500(degree)COHO ENERGY, INC ..................             1
    15,000(degree)COMSTOCK RESOURCES, INC ...........            46
     3,764       CROSS TIMBERS OIL CO ...............            28
 1,052,959       DIAMOND OFFSHORE DRILLING, INC .....        24,942
    53,033(degree)EEX CORP ..........................           371
     9,251       ENRON OIL & GAS CO .................           160
   136,139       ENSCO INTERNATIONAL, INC ...........         1,455
    13,800      (degree)FRIEDE GOLDMAN INTERNATIONAL, INC       157
        14(degree)GLOBAL INDUSTRIES LTD .............             0
   107,200(degree)GREY WOLF, INC ....................            87
   131,548       HALLIBURTON CO .....................         3,897
     1,246(degree)HANOVER COMPRESSOR CO .............            32
    24,813       KCS ENERGY, INC ....................            76
    59,840(degree)MARINE DRILLING CO, INC ...........           460
        71(degree)MCMORAN EXPLORATION CO ............             1
    12,491       MITCHELL ENERGY & DEVELOPMENT CORP
                  (CLASS A) .........................           143
       100(degree)NABORS INDUSTRIES, INC ............             1
     4,600       NOBLE AFFILIATES, INC ..............           113
        37(degree)NOBLE DRILLING CORP ...............             0
 5,852,087     +(degree)OCEAN ENERGY, INC NEW .......        36,941
    15,646(degree)OCEANEERING INTERNATIONAL, INC ....           235
     2,100(degree)OMNI ENERGY SERVICES CORP .........             9
    29,800(degree)PATTERSON ENERGY, INC .............           121
        42       PIONEER NATURAL RESOURCES CO .......             0
    86,934(degree)ROWAN COS, INC ....................           869

                       See notes to financial statements.

                                                            VALUE
     SHARES                                                 (000)
     ------                                                 -----
 OIL AND GAS EXTRACTION--(CONTINUED)
    10,300       RPC, INC ...........................    $       76
    11,100(degree)RUTHERFORD-MORAN OIL CORP .........            31
       300       ST. MARY LAND & EXPLORATION CO .....             6
    29,663(degree)STONE ENERGY CORP .................           853
    22,600(degree)SUPERIOR ENERGY SERVICES, INC .....            64
       400(degree)SWIFT ENERGY CO ...................             3
    14,700(degree)SYNTROLEUM CORP ...................            91
    23,971(degree)TRANSMONTAIGNE, INC ...............           363
    78,700       TRANSOCEAN OFFSHORE, INC ...........         2,110
    12,235(degree)TRANSTEXAS GAS CORP ...............            32
     7,800(degree)TUBOSCOPE, INC ....................            63
     9,400(degree)UTI ENERGY CORP ...................            68
    23,594       VASTAR RESOURCES, INC ..............         1,019
     4,349       VINTAGE PETROLEUM, INC .............            38
                                                         ----------
                                                            106,739
                                                         ----------
 PAPER AND ALLIED PRODUCTS--0.28%
       100(degree)ACX TECHNOLOGIES, INC .............             1
       388(degree)AMERICAN PAD & PAPER CO ...........             1
    22,643(degree)BUCKEYE TECHNOLOGIES, INC .........           338
       200       CARAUSTAR INDUSTRIES, INC ..........             6
    63,200(degree)EARTHSHELL CORP ...................           754
   192,933       FORT JAMES CORP ....................         7,717
    54,300(degree)GAYLORD CONTAINER CO ..............           333
     7,288(degree)IVEX PACKAGING CORP ...............           169
   204,736       KIMBERLY CLARK CORP ................        11,158
     2,300       REPUBLIC GROUP, INC ................            46
     5,283       SCHWEITZER-MAUDUIT INTERNATIONAL, INC           82
     3,756(degree)SMURFIT-STONE CONTAINER CORP ......            59
     5,549       SONOCO PRODUCTS CO .................           164
    22,310       WAUSAU-MOSINEE PAPER CORP ..........           395
                                                         ----------
                                                             21,223
                                                         ----------
 PERSONAL SERVICES--0.12%
    92,747       BLOCK (H&R), INC ...................         4,174
    53,600       CINTAS CORP ........................         3,775
     2,100(degree)COINMACH LAUNDRY CORP .............            27
        50       G & K SERVICES, INC (CLASS A) ......             3
       600       REGIS CORP .........................            24
    39,821       SERVICE CORP INTERNATIONAL .........         1,516
                                                         ----------
                                                              9,519
                                                         ----------
 PETROLEUM AND COAL PRODUCTS--0.02%
     6,600       ELCOR CORP .........................           213
    11,808(degree)FRONTIER OIL CORP .................            58
    43,860       PENNZENERGY CO .....................           715
    43,860(degree)PENNZOIL-QUAKER STATE CO ..........           650
        84       TEXACO, INC ........................             4
        61       TOSCO CORP .........................             2
        80       UNOCAL CORP ........................             2
     2,600       WD-40 CO ...........................            74
                                                         ----------
                                                              1,718
                                                         ----------
 PRIMARY METAL INDUSTRIES--0.01%
     2,425(degree)AFC CABLE SYSTEMS, INC ............            82
        15(degree)ARMCO, INC ........................             0
       542(degree)CABLE DESIGN TECHNOLOGIES CO ......            10
     2,500(degree)CHASE INDUSTRIES, INC .............            26
       414(degree)ESSEX INTERNATIONAL, INC ..........            14
    17,894       GENERAL CABLE CORP .................           367
       100(degree)GIBRALTAR STEEL CORP ..............             2
       336       IMCO RECYCLING, INC ................             5
     1,100       INTERMET CORP ......................            14
     5,400       MATTHEWS INTERNATIONAL CORP (CLASS A)          170
    19,200(degree)NS GROUP, INC .....................            85
     1,000       NUCOR CORP .........................            43
     5,600(degree)OPTICAL CABLE CORP ................            68
       160       PRECISION CAST PARTS CORP ..........             7
     7,900(degree)STEEL DYNAMICS, INC ...............            93
     1,534       SUPERIOR TELECOM, INC ..............            72
       187       TITANIUM METALS CORP ...............             2
       380       WORTHINGTON INDUSTRIES, INC ........             5
                                                         ----------
                                                              1,065
                                                         ----------
 PRINTING AND PUBLISHING--0.50%
     5,400(degree)APPLIED GRAPHICS TECHNOLOGIES, INC             89
    14,808       BELO (A.H.) CORP SERIES A ..........           295
     9,706       CENTRAL NEWSPAPERS, INC (CLASS A) ..           693
     8,320(degree)CONSOLIDATED GRAPHICS, INC ........           562
     9,300(degree)DAY RUNNER, INC ...................           135
        88       DELUXE CORP ........................             3
    11,100       DOW JONES & CO, INC ................           534
   110,989       GANNETT CO, INC ....................         7,159
     5,740       HARLAND (JOHN H.) CO ...............            91
     8,200       HARTE-HANKS, INC ...................           234
    35,503       HOLLINGER INTERNATIONAL, INC .......           495
    50,456       LEE ENTERPRISES, INC ...............         1,589
    13,100     x(degree)MARVEL ENTERTAINMENT GROUP, INC           2
     5,400(degree)MEDIA ARTS GROUP, INC .............            76
    25,663       MEDIA GENERAL, INC (CLASS A) .......         1,360
     4,700       MEREDITH CORP ......................           178
     5,000       MERRILL CORP .......................            97
       155       NEW ENGLAND BUSINESS SERVICES, INC .             6
     7,600       NEW YORK TIMES CO (CLASS A) ........           264
     1,000       PENTON MEDIA, INC ..................            20
    16,492(degree)PETERSEN COS, INC (CLASS A) .......           559
    16,300(degree)PLAYBOY ENTERPRISES, INC (CLASS B)            341
     5,339(degree)PRIMEDIA, INC .....................            63
        56       READER'S DIGEST ASSOCIATION, INC
                  (CLASS A) (NON-VOTE) ..............             1
    87,852       REYNOLDS & REYNOLDS CO (CLASS A) ...         2,015
        21       STANDARD REGISTER, INC .............             1
       100       THOMAS NELSON, INC .................             1
   257,442       TIME WARNER, INC ...................        15,977
       100       TIMES MIRROR CO SERIES A ...........             6
    78,809       TRIBUNE CO .........................         5,201
        68       WALLACE COMPUTER SERVICES, INC .....             2
       500       WILEY (JOHN) & SONS, INC (CLASS A) .            24
        77(degree)WORKFLOW MANAGEMENT, INC ..........             1
         6(degree)WORLD COLOR PRESS, INC ............             0
                                                         ----------
                                                             38,074
                                                         ----------
 RAILROAD TRANSPORTATION--0.03%
    34,682       KANSAS CITY SOUTHERN INDUSTRIES, INC         1,706
    23,750(degree)WISCONSIN CENTRAL TRANSIT CORP ....           408
                                                         ----------
                                                              2,114
                                                         ----------
 REAL ESTATE--0.03%
        83(degree)CATELLUS DEVELOPMENT CORP .........             1
     6,209(degree)FAIRFIELD COMMUNITIES, INC ........            69
     4,400       FOREST CITY ENTERPRISES, INC (CLASS A)         116
     2,700(degree)GRUBB & ELLIS CO ..................            22
     1,953(degree)INSIGNIA FINANCIAL GROUP, INC .....            24
    18,796(degree)LASALLE PARTNERS, INC .............           553
     1,230(degree)RECKSON SERVICES INDUSTRIES, INC ..             5
    31,800       STEWART ENTERPRISES, INC (CLASS A) .           708
    35,838      (degree)TRAMMELL CROW CO ............         1,003
                                                         ----------
                                                              2,501
                                                         ----------

                       See notes to financial statements.

                                                            VALUE
     SHARES                                                 (000)
     ------                                                 -----
 RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS--0.26%
    16,994       APTARGROUP, INC ....................    $      477
        76       ARMSTRONG WORLD INDUSTRIES, INC ....             5
     3,400       CARLISLE COS, INC ..................           176
     2,397       FIRST BRANDS CORP ..................            95
    21,872       FURON CO ...........................           373
    33,484       GOODRICH (B.F.) CO .................         1,201
   150,425       ILLINOIS TOOL WORKS, INC ...........         8,725
     1,835       MYERS INDUSTRIES, INC ..............            53
    74,600       NIKE, INC (CLASS B) ................         3,026
        48(degree)REEBOK INTERNATIONAL LTD ..........             1
   159,694(degree)SAFESKIN CORP .....................         3,853
     8,795(degree)SEALED AIR CORP ...................           449
        55       SOLUTIA, INC .......................             1
     7,800       SPARTECH CORP ......................           172
    40,248       TREDEGAR INDUSTRIES, INC ...........           906
    19,617       TUPPERWARE CORP ....................           322
    19,700       WYNNS INTERNATIONAL, INC ...........           436
                                                         ----------
                                                             20,271
                                                         ----------
 SECURITY AND COMMODITY BROKERS--0.24%
     4,964(degree)AFFILIATED MANAGERS GROUP, INC ....           148
       426       DUFF & PHELPS CREDIT RATING CO .....            23
    14,900(degree)E TRADE GROUP, INC ................           697
    36,224       EATON VANCE CORP ...................           756
     6,015       EVEREN CAPITAL CORP ................           137
    57,300       FEDERATED INVESTMENTS, INC .........         1,039
    17,613       FRANKLIN RESOURCES, INC ............           564
     2,067       FREEDOM SECURITIES CORP ............            31
    22,100(degree)FRIEDMAN, BILLINGS, RAMSEY GROUP, INC         144
     4,200(degree)INVESTMENT TECHNOLOGY GROUP, INC ..           261
    17,200       JEFFERIES GROUP, INC ...............           854
     1,509       JOHN NUVEEN CO (CLASS A) ...........            56
     5,600       MORGAN KEEGAN, INC .................           105
     3,200       PRICE (T. ROWE) ASSOCIATES, INC ....           110
   231,351       SCHWAB (CHARLES) CORP ..............        12,999
       500       SOUTHWEST SECURITIES GROUP, INC ....            10
     2,300       VALUE LINE, INC ....................            91
                                                         ----------
                                                             18,025
                                                         ----------
 SOCIAL SERVICES--0.01%
    13,800(degree)CAPITAL SENIOR LIVING CORP ........           192
     1,400(degree)RWD TECHNOLOGIES, INC .............            30
     7,600(degree)SUNRISE ASSISTED LIVING, INC ......           394
                                                         ----------
                                                                616
                                                         ----------
 SPECIAL TRADE CONTRACTORS--0.01%
       461(degree)AMERICAN RESIDENTIAL SERVICES, INC              1
     6,600     x(degree)AMRE, INC ...................             0
    34,200(degree)GROUP MAINTENANCE AMERICA CORP ....           415
                                                         ----------
                                                                416
                                                         ----------
 STONE, CLAY, AND GLASS PRODUCTS--0.09%
       901       CENTEX CONSTRUCTION PRODUCTS, INC ..            37
    54,499       CORNING, INC .......................         2,452
    27,300(degree)DAL-TILE INTERNATIONAL, INC .......           283
    10,119(degree)DEPARTMENT 56, INC ................           380
     7,650       LIBBEY, INC ........................           221
    42,606       NEWELL COS, INC ....................         1,757
     6,500(degree)OWENS ILLINOIS, INC ...............           199
    29,917       USG CORP ...........................         1,524
                                                         ----------
                                                              6,853
                                                         ----------
 TEXTILE MILL PRODUCTS--0.49%
    12,604(degree)COLLINS & AIKMAN CORP .............            65
    29,400       INTERFACE, INC (CLASS A) ...........           273
     8,693(degree)MOHAWK INDUSTRIES, INC ............           366
    15,882       SHAW INDUSTRIES, INC ...............           385
 1,143,500(degree)WESTPOINT STEVENS, INC ............        36,092
                                                         ----------
                                                             37,181
                                                         ----------
 TOBACCO PRODUCTS--0.95%
 1,352,433       PHILIP MORRIS COS, INC .............        72,355
                                                         ----------
 TRANSPORTATION BY AIR--0.04%
     1,600(degree)AIRTRAN HOLDINGS, INC .............             4
    11,534(degree)ATLAS AIR, INC ....................           564
    65,925       COMAIR HOLDINGS, INC ...............         2,225
     1,300(degree)FDX CORP ..........................           116
        50(degree)MESA AIR GROUP, INC ...............             0
        55(degree)MIDWEST EXPRESS HOLDINGS, INC .....             1
     3,600(degree)U.S. AIRWAYS GROUP, INC ...........           187
                                                         ----------
                                                              3,097
                                                         ----------
 TRANSPORTATION EQUIPMENT--1.22%
   101,786       ALLIED SIGNAL, INC .................         4,510
    29,400(degree)BE AEROSPACE, INC .................           617
   343,930       BOEING CO ..........................        11,221
       389       CLARCOR, INC .......................             8
     2,461       COMMERCIAL INTERTECH CORP ..........            32
     1,733       CORDANT TECHNOLOGIES, INC ..........            65
    95,704       DANAHER CORP .......................         5,198
     3,200(degree)DUCOMMUN, INC .....................            44
     1,600       FEDERAL-MOGUL CORP .................            95
   988,500(degree)GENERAL MOTORS CORP (CLASS H) .....        39,231
    19,400(degree)GENTEX CORP .......................           388
    90,659(degree)GULFSTREAM AEROSPACE CORP .........         4,828
        42(degree)HALTER MARINE GROUP, INC ..........             0
   147,760       HARLEY DAVIDSON, INC ...............         7,000
    21,600(degree)HAYES LEMMERZ INTERNATIONAL, INC ..           652
       400(degree)HOWMET INTERNATIONAL, INC .........             6
     3,600(degree)KELLSTROM INDUSTRIES, INC .........           104
    25,374       MASCOTECH, INC .....................           435
   122,744       MERITOR AUTOMOTIVE, INC ............         2,601
     6,700       MODINE MANUFACTURING CO ............           243
    13,350(degree)MONACO COACH CORP .................           354
     2,600(degree)MOTIVEPOWER INDUSTRIES, INC .......            84
    12,000(degree)NATIONAL R.V. HOLDINGS, INC .......           309
    31,455       POLARIS INDUSTRIES, INC ............         1,233
     4,604       REGAL-BELOIT CORP ..................           106
    14,435(degree)STONERIDGE, INC ...................           328
    67,251       SUNDSTRAND CORP ....................         3,489
     1,320       SUPERIOR INDUSTRIES INTERNATIONAL, INC          37
     5,024       THOR INDUSTRIES, INC ...............           128
    13,955(degree)TRIUMPH GROUP, INC ................           447
    89,610       UNITED TECHNOLOGIES CORP ...........         9,745
     3,262       WABASH NATIONAL CORP ...............            66
       900(degree)WALBRO CORP .......................             6
                                                         ----------
                                                             93,610
                                                         ----------
 TRANSPORTATION SERVICES--0.08%
        50       AIR EXPRESS INTERNATIONAL CORP .....             1
    40,100       C.H. ROBINSON WORLDWIDE, INC .......         1,040
       100       CIRCLE INTERNATIONAL GROUP, INC ....             2
     2,600       EXPEDITORS INTERNATIONAL OF
                  WASHINGTON ........................           109
   112,816       GALILEO INTERNATIONAL, INC .........         4,907
        83(degree)NAVIGANT INTERNATIONAL, INC .......             1
       200(degree)TRAVEL SERVICES INTERNATIONAL, INC              6
     4,200(degree)U.S. EXPRESS ENTERPRISES, INC (CLASS A)        63
                                                         ----------
                                                              6,129
                                                         ----------

                       See notes to financial statements.

                                                            VALUE
     SHARES                                                 (000)
     ------                                                 -----
 TRUCKING AND WAREHOUSING--0.02%
     5,216       CNF TRANSPORTATION, INC ............    $      196
     1,500(degree)COVENANT TRANSPORT, INC (CLASS A) .            27
     5,500(degree)DISPATCH MANAGEMENT SERVICES CORP .            22
    20,900       HUNT (J.B.) TRANSPORT SERVICES, INC            481
     4,900(degree)KNIGHT TRANSPORTATION, INC ........           131
       259(degree)PIERCE LEAHY CORP .................             7
     9,550(degree)SWIFT TRANSPORTATION CO, INC ......           268
                                                         ----------
                                                              1,132
                                                         ----------
 WATER TRANSPORTATION--1.09%
 1,684,900       CARNIVAL CORP (CLASS A) ............        80,875
       700(degree)HVIDE MARINE, INC (CLASS A) .......             4
   114,302       TIDEWATER, INC .....................         2,650
        34(degree)TRICO MARINE SERVICES, INC ........             0
                                                         ----------
                                                             83,529
                                                         ----------
 WHOLESALE TRADE-DURABLE GOODS--0.10%
    17,500(degree)ACTION PERFORMANCE COS, INC .......           619
    10,000(degree)ANICOM, INC .......................            92
        56(degree)ANIXTER INTERNATIONAL, INC ........             1
       900       APPLIED INDUSTRIAL TECHNOLOGIES, INC            12
     5,973(degree)ARROW ELECTRONICS, INC ............           159
       738       AVNET, INC .........................            45
     2,100       BRIGGS & STRATTON CORP .............           105
    47,989(degree)BRIGHTPOINT, INC ..................           660
        73       CASTLE (A.M.) & CO .................             1
        56(degree)CELLSTAR CORP .....................             0
     5,800(degree)CHS ELECTRONICS, INC ..............            98
       100(degree)FAIRCHILD CORP (CLASS A) ..........             2
    36,572(degree)FISHER SCIENTIFIC INTERNATIONAL, INC          729
       300(degree)GRAHAM-FIELD HEALTH PRODUCTS, INC .             1
     3,600(degree)HA-LO INDUSTRIES, INC .............           135
       600(degree)HIRSCH INTERNATIONAL CORP (CLASS A)             2
    47,519       IKON OFFICE SOLUTIONS, INC .........           407
    56,797(degree)INGRAM MICRO, INC (CLASS A) .......         1,981
     5,800(degree)JLK DIRECT DISTRIBUTION, INC (CLASS A)         59
    24,300(degree)METAL MANAGEMENT, INC .............            85
     1,900(degree)MICROAGE, INC .....................            29
    12,971       OWENS & MINOR, INC .................           204
    12,400(degree)PATTERSON DENTAL CO ...............           539
    10,700(degree)POMEROY COMPUTER RESOURCES, INC ...           241
    14,720(degree)SAFEGUARD SCIENTIFICS, INC ........           404
    28,971(degree)TECH DATA CORP ....................         1,166
     2,043(degree)VWR SCIENTIFIC PRODUCTS CORP ......            35
                                                         ----------
                                                              7,811
                                                         ----------
 WHOLESALE TRADE-NONDURABLE GOODS--1.67%
    37,272(degree)BARRETT RESOURCES CORP ............           895
    74,222       BERGEN BRUNSWIG CORP (CLASS A) .....         2,588
       432      (degree)BOISE CASCADE OFFICE PRODUCTS CORP        6
 1,454,072       CARDINAL HEALTH, INC ...............       110,328
        92       DIMON, INC .........................             1
        52(degree)KENNETH COLE PRODUCTIONS, INC .....             1
    84,717       MCKESSON CORP NEW ..................         6,698
    48,373(degree)NATIONAL-OILWELL, INC .............           541
     5,100(degree)NU SKIN ENTERPRISES, INC (CLASS A)            120
       600(degree)PERFORMANCE FOOD GROUP CO .........            17
     1,418(degree)PHARMERICA, INC ...................             9
     1,000(degree)PLAINS RESOURCES, INC .............            14
     4,200(degree)PRIORITY HEALTHCARE CORP (CLASS B)            218
    60,532       RICHFOOD HOLDINGS, INC .............         1,256
        48(degree)SCHOOL SPECIALTY, INC .............             1
    18,200(degree)SCIOS, INC ........................           189
       200       SMART & FINAL, INC .................             2
    97,378       SYSCO CORP .........................         2,672
     3,100(degree)U.S.A. FLORAL PRODUCTS, INC .......            36
     1,600(degree)UNITED NATURAL FOODS, INC .........            39
    49,400(degree)UNITED STATIONERS, INC ............         1,284
    21,600(degree)UNIVERSAL CORP ....................           755
     3,500       VALHI, INC .........................            40
       200       WEIDER NUTRITION INTERNATIONAL, INC              1
                                                         ----------
                                                            127,711
                                                         ----------
              TOTAL COMMON STOCK
               (Cost $5,712,871) ....................     7,437,651
                                                         ----------
  PRINCIPAL
  ---------
SHORT TERM INVESTMENTS--3.12%
 COMMERCIAL PAPER--2.26%
                 ABBOT LABORATORIES
$ 6,200,000      * 5.600%, 01/06/99 .................         6,195
                 AIR PRODUCTS & CHEMICALS, INC
 7,340,000         4.850%, 03/31/99 .................         7,250
                 CARGILL GLOBAL FUNDING PLC
 5,000,000       ~ 5.720%, 01/04/99 .................         4,997
                 CATERPILLAR FINANCIAL SERVICES CORP
 4,500,000         4.950%, 01/04/99 .................         4,497
                 COCA COLA CO
 1,900,000         5.030%, 03/03/99 .................         1,884
                 CORPORATE ASSET FUNDING CORP, INC
 6,000,000      *~ 5.200%, 01/08/99 .................         5,993
11,000,000      *~ 5.170%, 01/11/99 .................        10,983
                 CSX CORP
 2,100,000       ~ 5.600%, 01/04/99 .................         2,099
                 CVS CORP
 9,000,000      *~ 6.250%, 01/05/99 .................         8,993
                 GENERAL ELECTRIC CAPITAL CORP
17,500,000       * 5.320%, 01/12/99 .................        17,471
                 GENERAL MOTORS ACCEPTANCE CORP
 7,000,000       * 5.070%, 01/26/99 .................         6,975
                 GILLETTE CO
15,000,000      *~ 6.000%, 01/05/99 .................        14,989
                 HAWAIIAN ELECTRIC CO, INC
 3,100,000         5.100%, 02/03/99 .................         3,085
                 JOHNSON & JOHNSON CO
10,000,000      *~ 4.950%, 03/22/99 .................         9,890
                 MOTOROLA, INC
10,000,000       * 5.050%, 01/29/99 .................         9,960
                 PACCAR FINANCIAL CORP
 8,900,000         5.450%, 01/21/99 .................         8,874
                 PITNEY BOWES, INC
15,000,000       * 5.580%, 01/13/99 .................        14,973
                 PUBLIC SERVICE CO OF COLORADO
 9,000,000         6.600%, 01/07/99 .................         8,991
                 RALSTON PURINA CO
 4,400,000       * 6.050%, 01/06/99 .................         4,396
                 SAINT PAUL COS
10,000,000      *~ 4.950%, 01/04/99 .................         9,994
                 SC JOHNSON & SON, INC
 5,000,000       ~ 5.820%, 01/07/99 .................         4,995
 6,000,000      *~ 4.970%, 02/23/99 .................         5,956
                                                         ----------
                                                            173,440
                                                         ----------

                       See notes to financial statements.

                                                            VALUE
     PRINCIPAL                                              (000)
     ---------                                              -----
 U.S. GOVERNMENT & AGENCIES--0.86%
                 FEDERAL HOME LOAN BANK
$17,000,000      * 4.762%, 01/22/99 .................    $   16,952
    171,000        4.750%, 10/08/99 .................           165
                 FEDERAL HOME LOAN MORTGAGE CORP
 14,750,000        5.170%, 01/14/99 .................        14,724
 18,800,000        5.150%, 01/20/99 .................        18,751
 14,145,000        4.850%, 02/19/99 .................        14,052
    980,000        4.930%, 02/22/99 .................           973
                                                         ----------
                                                             65,617
                                                         ----------
                TOTAL SHORT TERM INVESTMENTS
                 (Cost $239,059) ....................       239,057
                                                         ----------
              TOTAL PORTFOLIO
               (Cost $5,952,355) ....................    $7,677,197
                                                         ==========
------------------------
(degree)  Non-income producing
+  Affiliated holding
x  In bankruptcy
~ Commerical  Paper issued under the Private  Placement  exemption under Section
  4(2) of the Securities Act of 1933, as amended.
* All or a portion of this security has been segregated by the Custodian to cover margin or other requirements on open futures contracts.
# Restricted Securities-Investment in securities not registered under the Securities Act of 1933 or not publicly traded in foreign markets. At December 31, 1998, the value of these securities amounted to $7,838 or 0.00% of net assets.
  Additional information on each restricted security is as follows:

                                  Acquisition      Acquisition
  Security                           Date             Cost
  --------                        -----------      -----------
PHYSICIAN COMPUTER NETWORK, INC  12/27/95           $17,985
ZEBRA TECHNOLOGY CORP (CLASS B)  10/29/98             8,133
                                                    -------
                                                    $26,118
                                                    =======

                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND
             TRANSACTIONS WITH AFFILIATED COMPANIES--GROWTH ACCOUNT

                       JANUARY 1, 1998--DECEMBER 31, 1998

                                   VALUE AT                                                REALIZED      DIVIDEND
          ISSUE               DECEMBER 31, 1997    PURCHASE COST      SALES PROCEEDS      GAIN (LOSS)     INCOME
          -----               -----------------    -------------      -------------       ----------     ---------
  GUILFORD PHARMACEUTICALS, INC.      **           $ 15,964,926                --                  --          --
  LIFE RE CORP                        **             14,744,319        90,995,110          18,109,974     120,009
# OCEAN ENERGY, INC                   **             38,226,527        69,133,933               3,618          --
  OCEAN ENERGY, INC (NEW)             **            110,196,914           991,326            (102,636)         --
  PREMIER PARKS, INC                  **             77,845,901        10,456,973           1,118,970          --
                                     ---           ------------       -----------         -----------    --------
TOTAL AFFILIATED TRANSACTIONS         $0           $256,978,587       $171,577,342        $19,129,926    $120,009
                                      ===          ===========        ===========         ===========    ========


                                            SHARES AT              VALUE AT
          ISSUE                         DECEMBER 31, 1998     DECEMBER 31, 1998
          -----                         -----------------     ------------------
  GUILFORD PHARMACEUTICALS, INC.          1,649,100                23,499,675
  LIFE RE CORP                                   --                         *
# OCEAN ENERGY, INC                              --                         *
  OCEAN ENERGY, INC (NEW)                 5,852,087                36,941,299
  PREMIER PARKS, INC                      5,368,300               162,391,075
                                                                 ------------
TOTAL AFFILIATED TRANSACTIONS                                    $222,832,049
                                                                 ============

 **   Not an Affiliate as of December 31, 1997
  *   Not an Affiliate as of December 31, 1998
  #   Exchange of stock

                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND

              STATEMENT OF INVESTMENTS--EQUITY INDEX FUND ACCOUNT

                               DECEMBER 31, 1998

                              SUMMARY BY INDUSTRY

                                     (000)

                                                  VALUE            %
                                                  -----          -----
BONDS
  CORPORATE BONDS
   COMMUNICATIONS ..........................   $         8         0.00%
   ELECTRIC, GAS, AND SANITARY SERVICES ....            14         0.00
                                               -----------       ------
TOTAL CORPORATE BONDS
  (Cost $15) ...............................            22         0.00
                                               -----------       ------
TOTAL BONDS
  (Cost $15) ...............................            22         0.00
                                               -----------       ------
 PREFERRED STOCK
  ELECTRONIC AND OTHER ELECTRIC EQUIPMENT ..            18         0.00
  HOLDING AND OTHER INVESTMENT OFFICES .....            32         0.00
  INSTRUMENTS AND RELATED PRODUCTS .........             0         0.00
  INSURANCE CARRIERS .......................            97         0.00
  RUBBER AND MISCELLANEOUS
    PLASTIC PRODUCTS .......................           458         0.01
                                               -----------       ------
TOTAL PREFERRED STOCK
  (Cost $577) ..............................           605         0.01
                                               -----------       ------
 COMMON STOCK
  AGRICULTURAL PRODUCTION-CROPS ............         2,363         0.07
  AGRICULTURAL SERVICES ....................           125         0.00
  AMUSEMENT AND RECREATION SERVICES ........         3,888         0.11
  APPAREL AND ACCESSORY STORES .............        18,606         0.54
  APPAREL AND OTHER TEXTILE PRODUCTS .......         4,229         0.12
  AUTO REPAIR, SERVICES AND PARKING ........         2,043         0.06
  AUTOMOTIVE DEALERS AND SERVICE STATIONS ..         2,226         0.06
  BUILDING MATERIALS AND GARDEN SUPPLIES ...        33,002         0.96
  BUSINESS SERVICES ........................       247,056         7.16
  CHEMICALS AND ALLIED PRODUCTS ............       447,225        12.96
  COAL MINING ..............................            72         0.00
  COMMUNICATIONS ...........................       368,797        10.68
  DEPOSITORY INSTITUTIONS ..................       285,098         8.26
  EATING AND DRINKING PLACES ...............        29,161         0.84
  EDUCATIONAL SERVICES .....................         1,958         0.06
  ELECTRIC, GAS, AND SANITARY SERVICES .....       149,437         4.33
  ELECTRONIC AND OTHER ELECTRIC
    EQUIPMENT ..............................       256,885         7.44
  ENGINEERING AND MANAGEMENT SERVICES ......         8,643         0.25
  FABRICATED METAL PRODUCTS ................        27,958         0.81
  FISHING, HUNTING, AND TRAPPING ...........            31         0.00
  FOOD AND KINDRED PRODUCTS ................       136,780         3.96
  FOOD STORES ..............................        26,158         0.76
  FORESTRY .................................         1,029         0.03
  FURNITURE AND FIXTURES ...................         4,872         0.14
  FURNITURE AND HOMEFURNISHINGS STORES .....         7,778         0.23
  GENERAL BUILDING CONTRACTORS .............         4,132         0.12
  GENERAL MERCHANDISE STORES ...............        77,300         2.24
  HEALTH SERVICES ..........................        20,947         0.61
  HEAVY CONSTRUCTION, EXCEPT BUILDING ......         1,713         0.05
  HOLDING AND OTHER INVESTMENT OFFICES .....        37,744         1.09
  HOTELS AND OTHER LODGING PLACES ..........         8,582         0.25
  INDUSTRIAL MACHINERY AND EQUIPMENT .......       250,311         7.25
  INSTRUMENTS AND RELATED PRODUCTS .........        77,587         2.25
  INSURANCE AGENTS, BROKERS AND SERVICE ....         5,255         0.15
  INSURANCE CARRIERS .......................       170,711         4.95
  LEATHER AND LEATHER PRODUCTS .............           760         0.02
  LEGAL SERVICES ...........................           426         0.01
  LOCAL AND INTERURBAN PASSENGER TRANSIT ...           366         0.01
  LUMBER AND WOOD PRODUCTS .................         6,913         0.20
  METAL MINING .............................         4,451         0.13
  MISCELLANEOUS MANUFACTURING
    INDUSTRIES .............................         5,201         0.15
  MISCELLANEOUS RETAIL .....................        37,686         1.09
  MOTION PICTURES ..........................        19,819         0.57
  NONDEPOSITORY INSTITUTIONS ...............        75,622         2.19
  NONMETALLIC MINERALS, EXCEPT FUELS .......         2,263         0.07
  OIL AND GAS EXTRACTION ...................        21,438         0.62
  PAPER AND ALLIED PRODUCTS ................        29,375         0.85
  PERSONAL SERVICES ........................         6,339         0.18
  PETROLEUM AND COAL PRODUCTS ..............       137,070         3.97
  PRIMARY METAL INDUSTRIES .................        12,467         0.36
  PRINTING AND PUBLISHING ..................        47,432         1.37
  RAILROAD TRANSPORTATION ..................        16,052         0.47
  REAL ESTATE ..............................         3,166         0.09
  RUBBER AND MISCELLANEOUS
    PLASTIC PRODUCTS .......................        15,352         0.44
  SECURITY AND COMMODITY BROKERS ...........        37,163         1.08
  SOCIAL SERVICES ..........................           529         0.02
  SPECIAL TRADE CONTRACTORS ................           506         0.02
  STONE, CLAY, AND GLASS PRODUCTS ..........         9,658         0.28
  TEXTILE MILL PRODUCTS ....................         3,813         0.11
  TOBACCO PRODUCTS .........................        43,416         1.26
  TRANSPORTATION BY AIR ....................        17,371         0.50
  TRANSPORTATION EQUIPMENT .................       103,615         3.00
  TRANSPORTATION SERVICES ..................         2,519         0.07
  TRUCKING AND WAREHOUSING .................         3,253         0.10
  WATER TRANSPORTATION .....................         1,573         0.05
  WHOLESALE TRADE-DURABLE GOODS ............        10,051         0.29
  WHOLESALE TRADE-NONDURABLE GOODS .........        15,383         0.45
                                               -----------       ------
TOTAL COMMON STOCK
  (Cost $2,421,519) ........................     3,410,750        98.81
                                               -----------       ------
SHORT TERM INVESTMENTS
  U.S. GOVERNMENT & AGENCIES ...............        60,345         1.75
                                               -----------       ------
TOTAL SHORT TERM INVESTMENTS
  (Cost $60,352) ...........................        60,345         1.75
                                               -----------       ------
TOTAL PORTFOLIO
  (Cost $2,482,463) ........................     3,471,722       100.57
   OTHER ASSETS & LIABILITIES, NET .........       (19,740)       (0.57)
                                               -----------       ------
NET ASSETS .................................   $ 3,451,982       100.00%
                                               ===========       ======

                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND

              STATEMENT OF INVESTMENTS--EQUITY INDEX FUND ACCOUNT

                               DECEMBER 31, 1998

                                                            VALUE
     PRINCIPAL                                              (000)
     ---------                                              -----
BONDS--0.00%
CORPORATE BONDS--0.00%
 COMMUNICATIONS--0.00%
                 VIACOM INTERNATIONAL, INC
                  (SUB DEB)
   $ 8,000         8.000%, 07/07/06 .................    $        8
                                                         ----------
 ELECTRIC, GAS, AND SANITARY SERVICES--0.00%
                 WMX TECHNOLOGIES, INC
                  (SUB CV NOTE)
    14,000         2.000%, 01/24/05 .................            14
                                                         ----------
                TOTAL CORPORATE BONDS
                 (Cost $15) .........................            22
                                                         ----------
               TOTAL BONDS
                (Cost $15) ..........................            22
                                                         ----------
   SHARES
   ------
PREFERRED STOCK--0.01%
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--0.00%
     1,122       PREMIER FARNELL PLC CV ADR .........            18
                                                         ----------
 HOLDING AND OTHER INVESTMENT OFFICES--0.00%
       864       APARTMENT INVESTMENT &
                  MANAGEMENT CO SERIES E ............            32
                                                         ----------
 INSTRUMENTS AND RELATED PRODUCTS--0.00%
    11,200(degree)FRESENIUS MEDICAL CARE (CLASS D) ..             0
                                                         ----------
 INSURANCE CARRIERS--0.00%
     1,273       AETNA, INC SERIES C ................            97
                                                         ----------
 RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS--0.01%
     8,835       SEALED AIR CORP (CLASS A) ..........           458
                                                         ----------
              TOTAL PREFERRED STOCK
               (Cost $577) ..........................           605
                                                         ----------
COMMON STOCK--98.81%
 AGRICULTURAL PRODUCTION-CROPS--0.07%
    11,333       DELTA & PINE LAND CO ...............           419
    72,000       PIONEER-HI-BRED INTERNATIONAL, INC .         1,944
                                                         ----------
                                                              2,363
                                                         ----------
 AGRICULTURAL SERVICES--0.00%
     7,200(degree)CADIZ, INC ........................            55
     3,500(degree)VETERINARY CENTERS OF AMERICA, INC             70
                                                         ----------
                                                                125
                                                         ----------
 AMUSEMENT AND RECREATION SERVICES--0.11%
     2,000(degree)AMERICAN SKIING CO ................            15
    14,400(degree)AMF BOWLING, INC ..................            74
     2,300(degree)ANCHOR GAMING CO ..................           130
    17,800(degree)ARGOSY GAMING CORP ................            48
     7,014(degree)BALLY TOTAL FITNESS HOLDINGS CORP .           174
    12,800(degree)BOYD GAMING CORP ..................            42
     1,800(degree)CHAMPIONSHIP AUTO RACING TEAMS, INC            53
     1,500       CHURCHILL DOWNS, INC ...............            49
     7,000(degree)FAMILY GOLF CENTERS, INC ..........           138
     6,700(degree)FLORIDA PANTHERS HOLDINGS, INC ....            62
    12,550(degree)GRAND CASINOS, INC ................           101
    26,308(degree)HARRAH'S ENTERTAINMENT, INC .......           413
     3,300(degree)HOLLYWOOD PARK, INC ...............            27
     4,300(degree)INTERNATIONAL SPEEDWAY CORP (CLASS A )        174
    49,600(degree)MIRAGE RESORT, INC ................           741
     9,750(degree)PLAYERS INTERNATIONAL, INC ........            60
    12,600(degree)PREMIER PARKS, INC ................           381
     3,700(degree)RIO HOTEL & CASINO, INC ...........            59
    11,800(degree)SCIENTIFIC GAMES HOLDINGS CORP ....           223
     8,200(degree)SFX ENTERTAINMENT, INC (CLASS A) ..           450
     5,500(degree)SPEEDWAY MOTORSPORTS, INC .........           157
     6,700(degree)STATION CASINOS, INC ..............            55
     8,600(degree)WESTWOOD ONE, INC .................           262
 ....................................................    ----------
                                                              3,888
                                                         ----------
 APPAREL AND ACCESSORY STORES--0.54%
    17,941(degree)ABERCROMBIE & FITCH CO (CLASS A) ..         1,269
     3,800(degree)AMERICAN EAGLE OUTFITTERS, INC ....           253
     5,557(degree)ANN TAYLOR STORES CORP ............           219
     6,000       BROWN GROUP, INC ...................           105
     2,400(degree)BUCKLE, INC .......................            58
     6,120       BURLINGTON COAT FACTORY
                  WAREHOUSE CORP ....................           100
     8,300       CATO CORP (CLASS A) ................            82
    36,100(degree)CHARMING SHOPPES, INC .............           156
     3,400(degree)CHILDRENS PLACE RETAIL STORES .....            85
    13,100       CLAIRES STORES, INC ................           269
     8,100(degree)DRESS BARN, INC ...................           123
        13      (degree)EDISON BROTHERS STORES
                  WTS 09/26/05 ......................             0
     5,800(degree)FINISH LINE, INC (CLASS A) ........            46
     9,969(degree)FOOTSTAR, INC .....................           249
     3,800(degree)GADZOOKS, INC .....................            29
   133,194       GAP, INC ...........................         7,492
     6,100(degree)GENESCO, INC ......................            35
     7,400(degree)GOODYS FAMILY CLOTHING, INC .......            74
     8,200(degree)GYMBOREE CORP .....................            52
    17,800       INTIMATE BRANDS, INC (CLASS A) .....           532
     6,700(degree)JUST FOR FEET, INC ................           116
    50,050       LIMITED, INC .......................         1,458
     8,850(degree)MENS WAREHOUSE, INC ...............           281
    31,700       NORDSTROM, INC .....................         1,100
     1,600(degree)NORTH FACE, INC ...................            21
     6,200(degree)PACIFIC SUNWEAR CALIFORNIA, INC ...           102
    10,496(degree)PAYLESS SHOESOURCE, INC ...........           497
     2,900(degree)PETRIE STORES CORP (LIQUIDATING TRUST)          6
    14,400       ROSS STORES, INC ...................           567
     9,200(degree)STAGE STORES, INC .................            86
    12,800(degree)STEIN MART, INC ...................            89
     6,200       TALBOTS, INC .......................           195
    94,500       TJX COS, INC .......................         2,741
     1,500(degree)URBAN OUTFITTERS, INC .............            25
     3,100(degree)WET SEAL, INC (CLASS A) ...........            94
                                                         ----------
                                                             18,606
                                                         ----------

                       See notes to financial statements.

                                                            VALUE
     SHARES                                                 (000)
     ------                                                 -----
 APPAREL AND OTHER TEXTILE PRODUCTS--0.12%
     9,400       AUTHENTIC FITNESS CORP .............    $      172
    19,500(degree)FRUIT OF THE LOOM, INC (CLASS A) ..           269
     2,200(degree)HARTMARX CORP .....................            12
    24,500(degree)JONES APPAREL GROUP, INC ..........           541
     7,800       KELLWOOD CO ........................           195
    17,100       LIZ CLAIBORNE, INC .................           540
    13,500(degree)NAUTICA ENTERPRISES, INC ..........           203
       800       OSHKOSH B'GOSH, INC (CLASS A) ......            16
    12,000       PHILLIPS VAN HEUSEN CORP ...........            86
     2,245       PILLOWTEX CORP .....................            60
    14,400(degree)POLO RALPH LAUREN CORP ............           276
     1,900(degree)QUIKSILVER, INC ...................            57
    29,300       VF CORP ............................         1,373
    17,000       WARNACO GROUP, INC (CLASS A) .......           429
                                                         ----------
                                                              4,229
                                                         ----------
 AUTO REPAIR, SERVICES AND PARKING--0.06%
     7,800(degree)AVIS RENT A CAR, INC ..............           189
     8,700(degree)BUDGET GROUP, INC .................           138
     3,150       CENTRAL PARKING CORP ...............           102
     7,000(degree)DOLLAR THRIFTY AUTOMOTIVE GROUP, INC           90
     6,800       HERTZ CORP (CLASS A) ...............           310
     9,733       MIDAS, INC .........................           303
     5,460(degree)NATIONAL AUTO CREDIT, INC .........             5
    25,500       ROLLINS TRUCK LEASING CORP .........           376
    20,400       RYDER SYSTEM, INC ..................           530
                                                         ----------
                                                              2,043
                                                         ----------
 AUTOMOTIVE DEALERS AND SERVICE STATIONS--0.06%
    42,424      (degree)AUTOZONE, INC ...............         1,397
       843(degree)CIRCUIT CITY STORES, INC (CARMAX GROUP)         5
     1,000(degree)COPART, INC .......................            32
     5,300(degree)CSK AUTO CORP .....................           141
     1,200(degree)DISCOUNT AUTO PARTS, INC ..........            26
     1,700(degree)GROUP 1 AUTOMOTIVE, INC ...........            44
     3,800(degree)OREILLY AUTOMOTIVE, INC ...........           180
    20,045       PEP BOYS MANNY, MOE, & JACK CO .....           314
     5,300(degree)TYLER CORP (DELAWARE) .............            32
     3,300(degree)UNITED AUTO GROUP, INC ............            30
     2,500(degree)WEST MARINE, INC ..................            25
                                                         ----------
                                                              2,226
                                                         ----------
 BUILDING MATERIALS AND GARDEN SUPPLIES--0.96%
    11,900(degree)EAGLE HARDWARE & GARDEN, INC ......           387
     8,100       FASTENAL CO ........................           356
   448,000       HOME DEPOT, INC ....................        27,412
    94,700       LOWES COS, INC .....................         4,847
                                                         ----------
                                                             33,002
                                                         ----------
 BUSINESS SERVICES--7.16%
     5,400(degree)3DO CO ............................            26
     4,225       AARON RENTS, INC ...................            64
     2,200(degree)ABACUS DIRECT CORP ................           100
     8,643       ABM INDUSTRIES, INC ................           299
     8,900(degree)ABR INFORMATION SERVICES, INC .....           175
    16,100(degree)ACCLAIM ENTERTAINMENT, INC ........           197
     4,000(degree)ACKERLEY GROUP, INC ...............            73
    20,966(degree)ACNEILSEN CORP ....................           592
     2,800(degree)ACTIVISION, INC ...................            31
    17,760(degree)ACXIOM CORP .......................           551
     1,824(degree)ADMINSTAFF, INC ...................            46
    19,272       ADOBE SYSTEMS, INC .................           901
       800(degree)ADVANTAGE LEARNING SYSTEMS, INC ...            53
     5,900(degree)ADVENT SOFTWARE, INC ..............           278
    10,700(degree)ADVO, INC .........................           282
    12,140(degree)AFFILIATED COMPUTER SERVICES, INC
                  (CLASS A) .........................           546
     9,300(degree)ALTERNATIVE RESOURCES CORP ........            99
     1,000(degree)ALYDAAR SOFTWARE CORP .............             8
   139,672       AMERICA ONLINE, INC ................        22,348
    11,425(degree)AMERICAN MANAGEMENT SYSTEMS, INC ..           457
     5,250       ANALYSTS INTERNATIONAL CORP ........           101
     6,000(degree)APAC TELESERVICES, INC ............            23
     2,000(degree)ARIS CORP .........................            24
    65,335(degree)ASCEND COMMUNICATIONS, INC ........         4,296
     4,500(degree)ASPECT DEVELOPMENT, INC ...........           199
     8,400(degree)ASPEN TECHNOLOGY, INC .............           122
     9,900(degree)AT HOME CORP SERIES A .............           735
    12,400       AUTODESK, INC ......................           529
    90,845       AUTOMATIC DATA PROCESSING, INC .....         7,285
     7,600(degree)AVANT CORP ........................           122
     1,400(degree)AVT CORP ..........................            41
     6,800(degree)AXENT TECHNOLOGIES, INC ...........           208
     4,905(degree)AZTEC TECHNOLOGY PARTNERS, INC ....            18
     3,700(degree)BA MERCHANT SERVICES, INC (CLASS A)            74
    11,000(degree)BANYAN SYSTEMS, INC ...............            98
     1,500(degree)BARRA, INC ........................            35
    15,200(degree)BEA SYSTEMS, INC ..................           186
    11,000(degree)BILLING CONCEPTS CORP .............           121
    11,200(degree)BISYS GROUP, INC ..................           578
    65,000(degree)BMC SOFTWARE, INC .................         2,897
     7,600(degree)BOOLE & BABBAGE, INC ..............           224
     2,009(degree)BORG-WARNER SECURITY CORP .........            38
     2,800(degree)BORON, LEPORE & ASSOCIATES, INC ...            97
        60(degree)BRC HOLDINGS, INC .................             1
     9,000(degree)BROADVISION, INC ..................           288
    10,100(degree)BUILDING ONE SERVICE ..............           211
     2,010(degree)CACI INTERNATIONAL, INC (CLASS A) .            34
    66,165(degree)CADENCE DESIGN SYSTEMS, INC .......         1,968
    14,000(degree)CAMBRIDGE TECHNOLOGY PARTNERS, INC            310
     8,300(degree)CARIBINER INTERNATIONAL, INC ......            76
     5,500(degree)CATALINA MARKETING CORP ...........           376
     5,000(degree)CCC INFORMATION SERVICES GROUP, INC            86
     4,800(degree)CDI CORP ..........................            97
     4,500(degree)CELLULAR TECHNICAL SERVICES CO ....             2
    15,000(degree)CENTURY BUSINESS SERVICES, INC ....           216
    19,460(degree)CERIDIAN CORP .....................         1,359
     7,100(degree)CERNER CORP .......................           190
    11,200(degree)CHECKFREE HOLDINGS CORP ...........           262
     4,087(degree)CHOICEPOINT, INC ..................           264
    10,800(degree)CIBER, INC ........................           302
    12,000(degree)CITRIX SYSTEMS, INC ...............         1,165
     5,500(degree)CLARIFY, INC ......................           134
     5,300(degree)CMGI, INC .........................           564
     2,300(degree)CNET, INC .........................           126
    31,241(degree)COMDISCO, INC .....................           527
     4,708(degree)COMPLETE BUSINESS SOLUTIONS, INC ..           159
   128,875       COMPUTER ASSOCIATES INTERNATIONAL, INC       5,493
    10,150(degree)COMPUTER HORIZONS CORP ............           270
    46,856(degree)COMPUTER SCIENCES CORP ............         3,019
     7,500       COMPUTER TASK GROUP, INC ...........           203
    48,100(degree)COMPUWARE CORP ....................         3,758
     3,500(degree)CONCORD COMMUNICATIONS, INC .......           199
     2,000(degree)CORT BUSINESS SERVICES CORP .......            49
     5,000(degree)COTELLIGENT, INC ..................           107

                       See notes to financial statements.

                                                            VALUE
     SHARES                                                 (000)
     ------                                                 -----
 BUSINESS SERVICES--(CONTINUED)
     7,200(degree)CSG SYSTEMS INTERNATIONAL, INC ....    $      569
     7,400(degree)CYBERGUARD CORP ...................            15
     4,200(degree)DATA DIMENSIONS, INC ..............            36
     4,300(degree)DATASTREAM SYSTEMS, INC ...........            49
    19,300(degree)DATAWORKS CORP ....................           201
     1,200(degree)DBT ONLINE, INC ...................            30
     1,700(degree)DELTEK SYSTEMS, INC ...............            29
     4,800(degree)DENDRITE INTERNATIONAL, INC .......           120
     4,100(degree)DOCUMENTUM, INC ...................           219
     4,500(degree)DOUBLECLICK, INC ..................           205
    11,300(degree)DST SYSTEMS, INC ..................           645
     3,900(degree)EARTHLINK NETWORK, INC ............           222
     1,800(degree)ELECTRO RENT CORP .................            29
    18,200(degree)ELECTRONIC ARTS, INC ..............         1,021
   109,819       ELECTRONIC DATA SYSTEMS CORP .......         5,518
    16,000(degree)ELECTRONICS FOR IMAGING, INC ......           643
    15,900(degree)EMPLOYEE SOLUTIONS, INC ...........            41
     2,000(degree)ENGINEERING ANIMATION, INC ........           108
     6,100(degree)ENVOY CORP ........................           355
    43,409       EQUIFAX, INC .......................         1,484
     7,800(degree)EXCITE, INC .......................           328
     1,500(degree)FACTSET RESEARCH SYSTEMS, INC .....            93
     5,400       FAIR ISSAC & CO, INC ...............           249
     9,200(degree)FILENET CORP ......................           106
   133,059       FIRST DATA CORP ....................         4,216
    23,650(degree)FISERV, INC .......................         1,216
    27,600(degree)FORE SYSTEMS, INC .................           505
     5,600(degree)FORTE SOFTWARE, INC ...............            33
     7,600(degree)GENERAL MAGIC, INC ................            38
     1,800 (degree)GENESYS TELECOMMUNICATIONS
                   LABORATORIES, INC ................            40
     9,200(degree)GEOTEL COMMUNICATIONS CORP ........           343
     4,600       GERBER SCIENTIFIC, INC .............           110
     5,800(degree)GETTY IMAGES, INC .................           100
     1,600(degree)GREAT PLAINS SOFTWARE, INC ........            77
       100       GREY ADVERTISING, INC ..............            36
     8,300(degree)GT INTERACTIVE SOFTWARE CORP ......            42
    12,100(degree)GTECH HOLDINGS CORP ...............           310
    17,100(degree)HARBINGER CORP ....................           137
   136,372       HBO & CO ...........................         3,912
     1,400(degree)HCIA, INC .........................             6
     3,500(degree)HEALTH MANAGEMENT SYSTEMS, INC ....            28
     7,400(degree)HNC SOFTWARE ......................           299
     8,990(degree)HYPERION SOLUTIONS CORP ...........           162
     7,800(degree)I2 TECHNOLOGIES, INC ..............           237
     3,800(degree)IDX SYSTEMS CORP ..................           167
     1,000(degree)IKOS SYSTEMS, INC .................             4
    21,000(degree)IMATION CORP ......................           368
     2,850(degree)IMRGLOBAL CORP ....................            84
    48,828       IMS HEALTH, INC ....................         3,683
    12,200(degree)INDUS INTERNATIONAL, INC ..........            85
     6,600(degree)INDUSTRI-MATEMATIK INTERNATIONAL CORP          33
    12,200(degree)INFORMATION RESOURCES, INC ........           124
    41,900(degree)INFORMIX CORP .....................           414
     7,900(degree)INFOSEEK CORP .....................           390
     4,400(degree)INFOUSA, INC (CLASS A) ............            21
     9,500(degree)INFOUSA, INC (CLASS B) ............            50
    13,200(degree)INPRISE CORP ......................            73
     3,000(degree)INSO CORP .........................            75
     1,900(degree)INSPIRE INSURANCE SOLUTIONS, INC ..            35
    12,200(degree)INSURANCE AUTO AUCTIONS, INC ......           145
     3,800(degree)INTEGRATED SYSTEMS, INC ...........            57
     8,400(degree)INTERGRAPH CORP ...................            48
    17,800(degree)INTERIM SERVICES, INC .............           416
     8,100(degree)INTERNATIONAL NETWORK SERVICES ....           539
     5,300(degree)INTERNATIONAL TELECOMMUNICATIONS ..            78
    40,450       INTERPUBLIC GROUP OF COS, INC ......         3,226
    12,900(degree)INTUIT, INC .......................           935
     1,200(degree)ISS GROUP, INC ....................            66
    11,500(degree)J.D. EDWARDS & CO .................           326
     2,800       JACK HENRY & ASSOCIATES, INC .......           139
     6,500(degree)JDA SOFTWARE GROUP, INC ...........            63
    18,600(degree)KEANE, INC ........................           743
     9,000       KELLY SERVICES, INC (CLASS A) ......           286
     7,400(degree)LABOR READY, INC ..................           146
     9,150(degree)LAMAR ADVERTISING CO (CLASS A) ....           341
    22,280(degree)LEARNING CO, INC ..................           578
     2,800(degree)LEASING SOLUTIONS, INC ............            11
    11,057(degree)LEGATO SYSTEMS, INC ...............           729
     3,600(degree)LHS GROUP, INC ....................           186
    12,500(degree)LYCOS, INC ........................           695
     9,700(degree)MACROMEDIA, INC ...................           327
       200(degree)MANHATTAN ASSOCIATES, INC .........             5
    22,200       MANPOWER, INC ......................           559
     5,400(degree)MANUGISTICS GROUP, INC ............            68
     2,300(degree)MAPICS, INC .......................            38
     7,000(degree)MASTECH CORP ......................           200
     2,600(degree)MEDICAL MANAGER CORP ..............            82
     7,800(degree)MEDQUIST, INC .....................           308
     2,300(degree)MEMBERWORKS, INC ..................            68
    14,300(degree)MENTOR GRAPHICS CORP ..............           122
     4,300(degree)MERCURY INTERACTIVE CORP ..........           272
     9,950(degree)METAMOR WORLDWIDE, INC ............           249
       600(degree)METRO INFORMATION SERVICES, INC ...            18
     2,000(degree)METRO NETWORKS, INC ...............            85
     2,750(degree)MICRO FOCUS GROUP PLC ADR .........            26
     3,700(degree)MICROMUSE, INC ....................            72
   533,365(degree)MICROSOFT CORP ....................        73,971
    13,859(degree)MIDWAY GAMES, INC .................           152
     4,400(degree)MINDSPRING ENTERPRISES, INC .......           269
    33,777(degree)MODIS PROFESSIONAL SERVICES .......           490
     7,100       NATIONAL COMPUTER SYSTEMS, INC .....           263
     9,500       NATIONAL DATA CORP .................           463
     1,900(degree)NCO GROUP, INC ....................            86
     4,068(degree)NCR CORP ..........................           170
    64,858(degree)NETMANAGE, INC ....................           120
    18,630(degree)NETSCAPE COMMUNICATIONS CORP ......         1,132
    24,000(degree)NETWORK APPLIANCE, INC ............         1,080
     1,000(degree)NETWORK SOLUTIONS, INC (CLASS A) ..           131
    40,568(degree)NETWORKS ASSOCIATES, INC ..........         2,688
     7,200(degree)NEW ERA OF NETWORKS, INC ..........           317
    15,142       NIELSEN MEDIA RESEARCH .............           273
     5,100       NORRELL CORP .......................            75
     1,700(degree)NORSTAN, INC ......................            30
    19,695(degree)NOVA CORP (GEORGIA) ...............           683
     5,000(degree)NOVACARE EMPLOYEE SERVICES, INC ...            27
   105,900(degree)NOVELL, INC .......................         1,919
     3,900(degree)OBJECTIVE SYSTEMS INTEGRATORS, INC             18
     5,600(degree)ODS NETWORKS, INC .................            17
    20,982       OLSTEN CORP ........................           155
    50,000       OMNICOM GROUP, INC .................         2,900
     2,000(degree)ON ASSIGNMENT, INC ................            69
     2,300(degree)ONSALE, INC .......................            92
    10,200(degree)OPEN MARKET, INC ..................           119
   229,187(degree)ORACLE CORP .......................         9,884
    21,759(degree)OUTDOOR SYSTEMS, INC ..............           653
    81,732(degree)PARAMETRIC TECHNOLOGY CORP ........         1,328
    42,418       PAYCHEX, INC .......................         2,182

                       See notes to financial statements.

                                                            VALUE
     SHARES                                                 (000)
     ------                                                 -----
 BUSINESS SERVICES--(CONTINUED)
     4,500(degree)PAYMENTECH, INC ...................    $       83
     2,700(degree)PEGASUS SYSTEMS, INC ..............            97
     2,600(degree)PEGASYSTEMS, INC ..................            11
    50,700(degree)PEOPLESOFT, INC ...................           960
     2,800(degree)PEREGRINE SYSTEMS, INC ............           130
    14,122(degree)PERSONNEL GROUP OF AMERICA, INC ...           247
     5,300(degree)PHOENIX TECHNOLOGIES LTD ..........            46
    12,200#(degree)PHYSICIAN COMPUTER NETWORK, INC ..             0
    12,500       PITTSTON BRINKS GROUP CO ...........           398
     5,700(degree)PLATINUM SOFTWARE CORP ............            73
    22,800(degree)PLATINUM TECHNOLOGY, INC ..........           436
    11,000(degree)POLICY MANAGEMENT SYSTEMS CORP ....           556
     3,400(degree)PREVIEW TRAVEL, INC ...............            63
     5,406(degree)PRIMARK CORP ......................           147
     9,600(degree)PROGRESS SOFTWARE CORP ............           324
     3,000(degree)PROJECT SOFTWARE & DEVELOPMENT, INC           101
     2,400(degree)PROTECTION ONE, INC ...............            21
    12,300(degree)PSINET, INC .......................           257
     8,400(degree)QAD, INC ..........................            30
     1,600(degree)QRS CORP ..........................            77
     5,200(degree)QUADRAMED CORP ....................           107
     4,100(degree)RADISYS CORP ......................           123
    25,192(degree)RATIONAL SOFTWARE CORP ............           668
     2,400(degree)REALNETWORKS, INC .................            86
     8,400(degree)REMEDY CORP .......................           117
       600(degree)REMEDYTEMP, INC (CLASS A) .........             9
     5,657(degree)RENT WAY, INC .....................           138
     5,980(degree)RENTAL SERVICE CORP ...............            94
     6,100(degree)RENTERS CHOICE, INC ...............           194
    26,150(degree)ROBERT HALF INTERNATIONAL, INC ....         1,169
     7,900       ROLLINS, INC .......................           138
     9,900(degree)ROMAC INTERNATIONAL, INC ..........           220
    18,500(degree)SABRE GROUP HOLDINGS, INC .........           823
    15,775(degree)SAFETY-KLEEN CORP .................           223
     3,100(degree)SANCHEZ COMPUTER ASSOCIATES, INC ..            91
     3,800(degree)SAPIENT CORP ......................           213
     3,400       SEI INVESTMENT CO ..................           338
     7,600       SHARED MEDICAL SYSTEMS CORP ........           379
    16,308(degree)SIEBEL SYSTEMS, INC ...............           553
    10,100(degree)SITEL CORP ........................            25
    13,200(degree)SNYDER COMMUNICATIONS, INC ........           446
     7,100(degree)SOFTWARE AG. SYSTEMS, INC .........           129
     6,600(degree)SOS STAFFING SERVICES, INC ........            48
    16,000       SOTHEBYS HOLDINGS, INC (CLASS A) ...           512
     4,000(degree)SPORTSLINE U.S.A., INC ............            62
       400(degree)SPR, INC ..........................             7
     3,600(degree)SS&C TECHNOLOGIES, INC ............            45
     5,200(degree)STAFFMARK, INC ....................           116
    27,977(degree)STERLING COMMERCE, INC ............         1,259
    23,400(degree)STERLING SOFTWARE, INC ............           633
    10,800(degree)STRUCTURAL DYNAMICS RESEARCH CORP .           215
   115,300(degree)SUN MICROSYSTEMS, INC .............         9,873
    27,300(degree)SUNGARD DATA SYSTEMS, INC .........         1,083
    23,400(degree)SYBASE, INC .......................           173
     4,100(degree)SYKES ENTERPRISES, INC ............           125
    15,500(degree)SYMANTEC CORP .....................           337
    17,872(degree)SYNOPSYS, INC .....................           970
       700(degree)SYNTEL, INC .......................             8
     9,750(degree)SYSTEM SOFTWARE ASSOCIATES, INC ...            69
    10,400(degree)SYSTEMS & COMPUTER TECHNOLOGY CORP            143
    48,400(degree)SYSTEMSOFT CORP ...................             9
    12,200(degree)TCSI CORP .........................            26
    11,625(degree)TECHNOLOGY SOLUTIONS CO ...........           125
     1,200(degree)TELESPECTRUM WORLDWIDE, INC .......            12
     5,600(degree)TELETECH HOLDINGS, INC ............            57
     3,200(degree)TMP WORLDWIDE, INC ................           134
     9,400       TOTAL SYSTEM SERVICES, INC .........           221
     7,600(degree)TRANSACTION SYSTEM ARCHITECTURE ...           380
     4,400(degree)TRANSITION SYSTEMS, INC ...........            66
     9,600       TRUE NORTH COMMUNICATIONS, INC .....           258
     6,811(degree)UNITED RENTALS, INC ...............           226
    17,150(degree)USWEB CORP ........................           452
    10,900(degree)VALASSIS COMMUNICATIONS, INC ......           563
    12,000(degree)VANSTAR CORP ......................           111
     7,900(degree)VANTIVE CORP ......................            63
       800(degree)VERIO, INC ........................            18
       700(degree)VERISIGN, INC .....................            41
    14,000(degree)VERITAS SOFTWARE CORP .............           839
     5,100(degree)VIASOFT, INC ......................            36
     1,100(degree)VINCAM GROUP, INC .................            19
     6,900(degree)VISIO CORP ........................           252
     2,100(degree)VOLT INFORMATION SCIENCES, INC ....            47
     4,800       WACKENHUT CORP SERIES A ............           122
    14,900(degree)WANG LABORATORIES, INC ............           413
     7,800(degree)WEST TELESERVICES CORP ............            76
     5,400(degree)WESTAFF, INC ......................            34
     6,600(degree)WIND RIVER SYSTEMS, INC ...........           310
     3,800       XTRA CORP ..........................           157
    21,400(degree)YAHOO, INC ........................         5,070
     4,100(degree)YOUNG & RUBICAM, INC ..............           133
                                                         ----------
                                                            247,056
                                                         ----------
 CHEMICALS AND ALLIED PRODUCTS--12.96%
   461,969       ABBOTT LABORATORIES CO .............        22,636
     8,000(degree)ADVANCED TISSUE SCIENCE CO ........            21
     9,100(degree)AGOURON PHARMACEUTICALS, INC ......           535
    67,411       AIR PRODUCTS & CHEMICALS, INC ......         2,696
     7,200       ALBEMARLE CORP .....................           171
    10,200       ALBERTO CULVER CO (CLASS B) ........           272
     1,600(degree)ALGOS PHARMACEUTICAL CORP .........            42
     6,500(degree)ALKERMES, INC .....................           144
     7,185(degree)ALLERGAN SPECIALTY THERAPEUTICS, INC
                  (CLASS A) .........................            67
    36,857       ALLERGAN, INC ......................         2,386
     5,300(degree)ALLIANCE PHARMACEUTICAL CORP ......            17
     4,741       ALPHARMA, INC (CLASS A) ............           167
    22,024(degree)ALZA CORP .........................         1,151
   399,470       AMERICAN HOME PRODUCTS CORP ........        22,495
    77,100(degree)AMGEN, INC ........................         8,062
    11,400(degree)AMYLIN PHARMACEUTICALS, INC .......             6
     1,600(degree)ANDRX CORP ........................            82
       600(degree)APHTON CORP .......................             8
     2,100(degree)ARQULE, INC .......................            10
     2,700(degree)AVIRON, INC .......................            70
    74,996       AVON PRODUCTS, INC .................         3,319
     3,300(degree)AXYS PHARMACEUTICALS, INC .........            19
     3,100(degree)BARR LABORATORIES, INC ............           149
    14,600(degree)BIO-TECHNOLOGY GENERAL CORP .......           101
    20,800(degree)BIOGEN, INC .......................         1,726
     2,100(degree)BIOMATRIX, INC ....................           122
     1,420       BLOCK DRUG, INC (CLASS A) ..........            62
   301,476       BRISTOL MYERS SQUIBB CO ............        40,341
    22,100       CABOT CORP .........................           617
       800(degree)CADUS PHARMACEUTICAL CORP .........             2
    18,100       CALGON CARBON CORP .................           136
     5,482       CAMBREX CORP .......................           132
     1,300(degree)CARBIDE/GRAPHITE GROUP, INC .......            19

                       See notes to financial statements.

                                                            VALUE
     SHARES                                                 (000)
     ------                                                 -----
 CHEMICALS AND ALLIED PRODUCTS--(CONTINUED)
     4,700       CARTER WALLACE, INC ................    $       92
     3,600(degree)CELL GENESYS, INC .................            22
    19,200(degree)CENTOCOR, INC .....................           866
     5,300(degree)CEPHALON, INC .....................            48
     2,200(degree)CHATTEM, INC ......................           105
    15,700       CHEMFIRST, INC .....................           310
     1,500(degree)CHIREX, INC .......................            32
    35,828(degree)CHIRON CORP .......................           938
     6,500       CHURCH & DWIGHT CO, INC ............           234
    21,500       CLOROX CO ..........................         2,511
    88,742       COLGATE PALMOLIVE CO ...............         8,242
     9,100(degree)COLUMBIA LABORATORIES, INC ........            28
    17,300(degree)COPLEY PHARMACEUTICAL, INC ........           179
     6,400(degree)COR THERAPEUTICS, INC .............            85
     3,200(degree)COULTER PHARMACEUTICAL, INC .......            96
     8,455(degree)CRESCENDO PHARMACEUTICALS CORP ....           115
    20,290(degree)CROMPTON & KNOWLES CORP ...........           420
     8,700(degree)CYGNUS, INC .......................            42
    12,200(degree)CYTEC INDUSTRIES, INC .............           259
    12,800       DEXTER CORP ........................           402
     5,100       DIAGNOSTIC PRODUCTS CORP ...........           159
    28,100       DIAL CORP ..........................           811
    66,914       DOW CHEMICAL CO ....................         6,085
   338,138       DU PONT (E.I.) DE NEMOURS & CO .....        17,942
    12,900(degree)DURA PHARMACEUTICALS, INC .........           196
    22,000       EASTMAN CHEMICAL CO ................           985
    32,300       ECOLAB, INC ........................         1,169
     3,741(degree)ELAN CORP PLC ADR .................           260
    29,400       ETHYL CORP .........................           171
    14,500       FERRO CORP .........................           377
     8,700(degree)FMC CORP ..........................           487
    20,200(degree)FOREST LABORATORIES, INC ..........         1,074
     2,700(degree)FUISZ TECHNOLOGIES LTD ............            35
     3,992       FULLER (H.B.) CO ...................           192
     3,100(degree)GELTEX PHARMACEUTICALS, INC .......            70
     3,361       GENERAL CHEMICAL GROUP, INC ........            47
    21,500(degree)GENSIA SICOR, INC .................            97
    21,800(degree)GENZYME CORP (GENERAL DIVISION) ...         1,085
       495(degree)GENZYME CORP (TISSUE REPAIR DIVISION)           1
     2,193(degree)GENZYME-MOLECULAR ONCOLOGY ........             7
     7,500       GEON CO ............................           173
    10,800       GEORGIA GULF CORP ..................           173
     9,400(degree)GILEAD SCIENCES, INC ..............           386
    18,600(degree)GRACE W.R. & CO ...................           292
    15,800       GREAT LAKES CHEMICAL CORP ..........           632
    15,375       HANNA (M.A.) CO ....................           189
    27,800       HERCULES, INC ......................           761
     2,600(degree)HESKA CORP ........................            12
    10,000(degree)HUMAN GENOME SCIENCES, INC ........           356
    22,066       ICN PHARMACEUTICALS, INC ...........           499
    10,400(degree)ICOS CORP .........................           309
     6,300(degree)IDEC PHARMACEUTICALS CORP .........           296
     9,800(degree)IDEXX LABORATORIES, INC ...........           264
     2,300(degree)IGEN INTERNATIONAL, INC ...........            70
    35,324       IMC GLOBAL, INC ....................           755
     1,972(degree)IMC GLOBAL, INC WTS 12/22/00 ......             1
     4,200(degree)IMCLONE SYSTEMS, INC ..............            38
     5,200(degree)IMMUNE RESPONSE CORP ..............            57
     5,400(degree)IMMUNEX CORP ......................           679
     4,300(degree)INHALE THERAPEUTIC SYSTEMS ........           142
     5,700(degree)INTERNATIONAL SPECIALTY PRODUCTS, INC          77
     7,800(degree)INTERNEURON PHARMACEUTICALS, INC ..            26
    28,540       INTERNATIONAL FLAVORS & FRAGRANCES, INC      1,261
     9,500(degree)ISIS PHARMACEUTICALS, INC .........           123
    41,392(degree)IVAX CORP .........................           515
   407,455       JOHNSON & JOHNSON CO ...............        34,175
     6,400       JONES PHARMACEUTICAL, INC ..........           234
     3,922(degree)KV PHARMACEUTICAL CO (CLASS B) ....            81
    10,710       LAUDER (ESTEE) CO (CLASS A) ........           916
    10,100       LAWTER INTERNATIONAL, INC ..........           117
       700       LEARONAL, INC ......................            24
     9,900(degree)LIGAND PHARMACEUTICALS CO (CLASS A)           115
   277,900       LILLY (ELI) & CO ...................        24,698
     4,100       LILLY INDUSTRIES, INC (CLASS A) ....            82
    10,400(degree)LIPOSOME CO, INC ..................           161
    14,995       LUBRIZOL CORP ......................           385
     9,400       LYONDELL CHEMICAL CO ...............           169
     5,300       MACDERMID, INC .....................           207
     2,800(degree)MACROCHEM CORP (DELAWARE) .........            24
    21,400       MALLINCKRODT, INC ..................           659
     5,400(degree)MATRIX PHARMACEUTICALS, INC .......            14
    15,000(degree)MCWHORTER TECHNOLOGIES, INC .......           343
     5,200(degree)MEDICIS PHARMACEUTICAL CORP (CLASS A)         310
     6,900(degree)MEDIMMUNE, INC ....................           686
   362,438       MERCK & CO, INC ....................        53,528
    21,500       MILLENNIUM CHEMICAL, INC ...........           427
     8,400(degree)MILLENNIUM PHARMACEUTICALS, INC ...           217
     9,500       MINERALS TECHNOLOGIES, INC .........           389
     1,700(degree)MIRAVANT MEDICAL TECHNOLOGY .......            22
     7,168       MISSISSIPPI CHEMICAL CORP ..........           100
   189,642       MONSANTO CO ........................         9,008
    35,111       MORTON INTERNATIONAL, INC ..........           860
    37,750       MYLAN LABORATORIES, INC ............         1,189
    19,800(degree)NABI, INC .........................            53
    17,900       NALCO CHEMICAL CORP ................           555
     5,800       NATURES SUNSHINE PRODUCTS, INC .....            88
    22,670(degree)NBTY, INC .........................           162
     7,000(degree)NEUROGEN CORP .....................           123
     4,700(degree)NEXSTAR PHARMACEUTICALS, INC ......            43
     5,500       NL INDUSTRIES, INC .................            78
     3,600(degree)OCTEL CORP ........................            50
    10,500       OLIN CORP ..........................           297
     5,850       OM GROUP, INC ......................           214
     8,550(degree)ORGANOGENESIS, INC ................            96
     4,600(degree)PATHOGENESIS CORP .................           267
    26,000(degree)PERRIGO CO ........................           229
   395,052       PFIZER, INC ........................        49,554
   152,978       PHARMACIA & UPJOHN, INC ............         8,662
     2,100(degree)PHARMACYCLICS, INC ................            54
    51,200       PPG INDUSTRIES, INC ................         2,982
    45,450       PRAXAIR, INC .......................         1,602
   404,000       PROCTER & GAMBLE CO ................        36,890
     6,600(degree)PROTEIN DESIGN LABORATORIES, INC ..           153
     2,200(degree)REGENERON PHARMACEUTICALS, INC ....            16
     4,500(degree)REVLON, INC (CLASS A) .............            74
    10,900(degree)REXALL SUNDOWN, INC ...............           153
    10,400(degree)ROBERTS PHARMACEUTICAL CORP .......           226
       400(degree)ROGERS CORP .......................            12
    33,600       ROHM & HAAS CO .....................         1,012
    28,437       RPM, INC ...........................           455
     4,500(degree)SANGSTAT MEDICAL CORP .............            96
   446,360       SCHERING-PLOUGH CORP ...............        24,661
    18,775       SCHULMAN (A.), INC .................           426
    10,100(degree)SCOTTS CO (CLASS A) ...............           388
    10,200(degree)SEQUUS PHARMACEUTICALS, INC .......           207
     6,550(degree)SEROLOGICALS CORP .................           197

                       See notes to financial statements.

                                                            VALUE
     SHARES                                                 (000)
     ------                                                 -----
 CHEMICALS AND ALLIED PRODUCTS--(CONTINUED)
    41,431       SHERWIN-WILLIAMS CO ................    $    1,217
    29,780       SIGMA ALDRICH CORP .................           875
     1,100(degree)SUGEN, INC ........................            16
     2,300(degree)SUPERGEN, INC .....................            21
     2,500(degree)TECHNE CORP .......................            53
     7,500(degree)THERAGENICS CORP ..................           126
     3,200(degree)THERMOLASE CORP ...................            15
     5,700(degree)TRANSKARYOTIC THERAPIES, INC ......           145
     3,000(degree)TRIANGLE PHARMACEUTICALS, INC .....            41
     8,100(degree)TWINLAB CORP ......................           106
    13,400(degree)U.S. BIOSCIENCE, INC ..............            96
     1,400(degree)U.S.A. DETERGENTS, INC ............            10
    35,900       UNION CARBIDE CORP .................         1,526
    10,600       VALSPAR CORP .......................           396
    10,000(degree)VERTEX PHARMACEUTICALS, INC .......           298
     3,000(degree)VICAL, INC ........................            43
     2,600(degree)VIROPHARMA, INC ...................            24
   250,399       WARNER-LAMBERT CO ..................        18,827
    24,476(degree)WATSON PHARMACEUTICALS, INC .......         1,539
     9,000       WELLMAN, INC .......................            92
    18,900       WITCO CORP .........................           301
     7,000(degree)ZILA, INC .........................            69
     1,500(degree)ZONAGEN, INC ......................            29
                                                         ----------
                                                            447,225
                                                         ----------
 COAL MINING--0.00%
     4,200       ARCH COAL, INC .....................            72
                                                         ----------
 COMMUNICATIONS--10.68%
     4,900(degree)ADELPHIA COMMUNICATIONS CORP (CLASS A)        224
       800(degree)AERIAL COMMUNICATIONS, INC ........             5
   170,721(degree)AIRTOUCH COMMUNICATIONS, INC ......        12,313
     5,354(degree)ALCATEL S.A. ADR ..................           131
    13,900       ALIANT COMMUNICATIONS, INC .........           568
    79,449       ALLTEL CORP ........................         4,752
     7,900(degree)AMERICAN MOBILE SATELLITE CORP ....            41
   334,848       AMERITECH CORP .....................        21,221
     5,200(degree)ARCH COMMUNICATIONS GROUP, INC ....             7
    14,796(degree)ASCENT ENTERTAINMENT GROUP, INC ...           109
     7,400(degree)ASSOCIATED GROUP, INC (CLASS A) ...           318
   540,992       AT & T CORP ........................        40,710
   471,296       BELL ATLANTIC CORP .................        24,979
   595,258       BELLSOUTH CORP .....................        29,688
    34,154(degree)CABLEVISION SYSTEMS CORP (CLASS A)          1,714
     9,196(degree)CAPSTAR BROADCASTING CORP (CLASS A)           210
   216,019       CBS CORP ...........................         7,075
     4,000(degree)CD RADIO, INC .....................           137
     5,250      (degree)CELLULAR COMMUNICATIONS
                  INTERNATIONAL , INC ...............           357
     2,800(degree)CELLULAR COMMUNICATIONS OF
                  PUERTO RICO .......................            52
     3,000(degree)CENTENNIAL CELLULAR CORP (CLASS A)            123
     8,500(degree)CENTURY COMMUNICATIONS CORP (CLASS A)         270
    24,350       CENTURY TELEPHONE ENTERPRISES, INC .         1,644
     3,100       CFW COMMUNICATIONS CO ..............            72
    35,600(degree)CHANCELLOR MEDIA CORP (CLASS A) ...         1,704
     7,478(degree)CHRIS CRAFT INDUSTRIES, INC .......           360
    40,537       CINCINNATI BELL, INC ...............         1,533
    54,032(degree)CLEAR CHANNEL COMMUNICATIONS, INC .         2,945
     2,800       COMCAST CORP (CLASS A) .............           161
   105,928       COMCAST CORP (CLASS A) SPECIAL .....         6,217
     3,066(degree)COMMONWEALTH TELEPHONE ENTERPRISES            103
    16,500       COMSAT CORP SERIES 1 ...............           594
     3,900(degree)CONCENTRIC NETWORK CORP ...........           130
     2,800(degree)CORECOMM LTD ......................            44
    21,084(degree)COX COMMUNICATIONS, INC (CLASS A) .         1,457
     2,100(degree)COX RADIO, INC (CLASS A) ..........            89
    12,400(degree)E.SPIRE COMMUNICATIONS, INC .......            79
     3,700(degree)EMMIS COMMUNICATIONS (CLASS A) ....           160
     3,600(degree)EXODUS COMMUNICATIONS, INC ........           231
    51,365       FRONTIER CORP ......................         1,746
    12,930       GAYLORD ENTERTAINMENT CO ...........           390
    17,800(degree)GLOBAL TELESYSTEMS GROUP, INC .....           992
       750       GRAY COMMUNICATIONS SYSTEMS, INC ...            14
   289,883       GTE CORP ...........................        18,842
    14,500(degree)HEARST-ARGYLE TELEVISION, INC .....           479
     2,900x(degree)HEARTLAND WIRELESS
                  COMMUNICATIONS, INC ...............             0
    11,700(degree)HEFTEL BROADCASTING CORP (CLASS A)            576
     4,400(degree)HIGHWAYMASTER COMMUNICATIONS, INC .             5
    13,349(degree)ICG COMMUNICATIONS, INC ...........           287
     4,100(degree)IDT CORP ..........................            63
    12,600(degree)INTERMEDIA COMMUNICATIONS, INC ....           217
    14,600(degree)ITC DELTACOM, INC .................           223
     7,600(degree)IXC COMMUNICATIONS, INC ...........           256
    12,900(degree)JACOR COMMUNICATIONS, INC .........           830
     4,300(degree)JACOR COMMUNICATIONS, INC WTS 09/18/01         34
     3,700(degree)JONES INTERCABLE, INC (CLASS A) ...           132
     7,000(degree)LCC INTERNATIONAL, INC (CLASS A) ..            26
     4,050(degree)LEAP WIRELESS INTERNATIONAL, INC ..            29
    92,600(degree)LEVEL 3 COMMUNICATIONS, INC .......         3,993
   100,981(degree)LIBERTY MEDIA GROUP (CLASS A) .....         4,651
     2,300(degree)LORAL SPACE & COMMUNICATIONS LTD ..            41
   400,857       LUCENT TECHNOLOGIES, INC ...........        44,094
   558,322(degree)MCI WORLDCOM, INC .................        40,060
    12,700(degree)MCLEODUSA, INC (CLASS A) ..........           397
   183,600(degree)MEDIA ONE GROUP, INC ..............         8,629
     6,700(degree)METROMEDIA FIBER NETWORK (CLASS A)            224
    48,200(degree)NEXTEL COMMUNICATIONS, INC (CLASS A)        1,139
    14,800(degree)NEXTLINK COMMUNICATIONS, INC ......           420
     3,400       NORTH PITTSBURGH SYSTEMS, INC ......            45
    12,066(degree)NTL, INC ..........................           681
    10,100(degree)OMNIPOINT CORP ....................            94
     4,900(degree)PACIFIC GATEWAY EXCHANGE, INC .....           236
     4,500(degree)PAGEMART WIRELESS, INC (CLASS A) ..            25
    31,900(degree)PAGING NETWORK, INC ...............           150
    11,810(degree)PANAMSAT CORP .....................           460
     7,303(degree)PAXSON COMMUNICATIONS CORP ........            67
     2,100(degree)PEGASUS COMMUNICATIONS CORP .......            53
     3,900(degree)POWERTEL, INC .....................            53
     9,200(degree)PREMIERE TECHNOLOGIES, INC ........            68
     4,700(degree)PRIMUS TELECOMMUNICATIONS GROUP, INC           78
    18,789(degree)QWEST COMMUNICATIONS
                  INTERNATIONAL , INC ...............           939
     9,200(degree)RCN CORP ..........................           163
   593,788       SBC COMMUNICATIONS, INC ............        31,842
    12,900      (degree)SINCLAIR BROADCASTING GROUP, INC
                  (CLASS A ) ........................           252
    16,600(degree)SKYTEL COMMUNICATIONS, INC ........           367
     1,000(degree)SMARTALK TELESERVICES, INC ........             3
   104,066       SPRINT CORP (FON GROUP) ............         8,755
    51,433(degree)SPRINT CORP (PCS GROUP) ...........         1,189
     6,100(degree)STAR TELECOMMUNICATIONS, INC ......            74
     9,500       TCA CABLE TV, INC ..................           339
    14,040(degree)TCI SATELLITE ENTERTAINMENT (CLASS A)          20
     9,700(degree)TEL-SAVE.COM, INC .................           162
   158,987(degree)TELE-COMMUNICATIONS, INC (CLASS A)          8,794

                       See notes to financial statements.

                                                            VALUE
     SHARES                                                 (000)
     ------                                                 -----
 COMMUNICATIONS--(CONTINUED)
   109,726(degree)TELECOM-TCI VENTURES GROUP (CLASS A)   $    2,585
     9,718(degree)TELEGLOBE, INC (U.S.A.) ...........           350
    18,340       TELEPHONE & DATA SYSTEMS, INC ......           824
       100(degree)TELIGENT, INC .....................             3
     1,900(degree)TRANSACTION NETWORK SERVICES, INC .            38
     5,900(degree)U.S. CELLULAR CORP ................           224
     4,000(degree)U.S. LEC CORP (CLASS A) ...........            59
     7,700(degree)U.S. SATELLITE BROADCASTING, INC (CLASS A)    106
   150,461       U.S. WEST, INC .....................         9,724
    24,330(degree)U.S.A. NETWORKS, INC ..............           806
    11,300(degree)UNITED INTERNATIONAL HOLDINGS, INC            218
     2,100       UNITED TELEVISION, INC .............           242
     7,000(degree)UNITED VIDEO SATELLITE GROUP, INC .           165
     7,000(degree)UNIVISION COMMUNICATIONS, INC .....           253
     8,600(degree)VANGUARD CELLULAR SYSTEMS, INC ....           222
     6,460(degree)VIACOM, INC (CLASS A) .............           475
    70,293(degree)VIACOM, INC (CLASS B) .............         5,202
       150(degree)VIACOM, INC (CLASS B) WTS 07/07/99              2
    20,600(degree)WESTERN WIRELESS CORP (CLASS A) ...           453
    12,700(degree)WINSTAR COMMUNICATIONS, INC .......           495
     3,000(degree)YOUNG BROADCASTING, INC (CLASS A) .           126
                                                         ----------
                                                            368,797
                                                         ----------
 DEPOSITORY INSTITUTIONS--8.26%
     1,000       ALABAMA NATIONAL BANCORP ...........            27
     7,900       ALLIED IRISH BANK PLC (SPONS ADR) ..           872
    10,700       AMCORE FINANCIAL, INC ..............           245
    57,800       AMSOUTH BANCORP ....................         2,637
     4,500       ANCHOR BANCORP WISCONSIN, INC ......           108
       400       ANDOVER BANCORP, INC ...............            14
     1,200       AREA BANCSHARES CORP ...............            32
    19,106       ASSOCIATED BANC-CORP ...............           653
    21,745       ASTORIA FINANCIAL CORP .............           995
       400       BANCFIRST CORP .....................            14
     1,500       BANCFIRST OHIO CORP ................            46
    15,300       BANCORPSOUTH, INC ..................           276
    12,500       BANCWEST CORP ......................           600
     2,200       BANK OF GRANITE CORP ...............            61
   226,320       BANK OF NEW YORK CO, INC ...........         9,109
   356,802       BANK ONE CORP ......................        18,219
     3,000(degree)BANK PLUS CORP ....................            13
     9,400       BANK UNITED CORP (CLASS A) .........           369
   527,098       BANKAMERICA CORP ...................        31,692
     8,000       BANKATLANTIC BANCORP, INC (CLASS B)             57
    88,769       BANKBOSTON CORP ....................         3,456
    29,152       BANKERS TRUST CORP .................         2,491
     2,900       BANKNORTH GROUP, INC ...............           109
     1,000(degree)BANKUNITED FINANCIAL CORP (CLASS A)             8
     5,500       BAY VIEW CAPITAL CORP ..............           119
    98,442       BB&T CORP ..........................         3,968
     1,957(degree)BOK FINANCIAL CORP ................            92
     1,400       BRENTON BANKS, INC .................            23
       700       BROOKLINE BANCORP, INC .............             8
       600       BSB BANCORP, INC ...................            20
     1,100       BT FINANCIAL CORP ..................            30
       470(degree)CALIFORNIA FEDERAL BANK GOODWILL CERT           6
     4,600       CAROLINA FIRST CORP ................           116
     1,300       CATHAY BANCORP, INC ................            53
    12,000       CCB FINANCIAL CORP .................           684
     2,200(degree)CENTENNIAL BANCORP ................            41
     8,200       CENTURA BANKS, INC .................           610
     1,400       CENTURY SOUTH BANKS, INC ...........            39
     2,000       CFSB BANCORP, INC ..................            49
    64,980       CHARTER ONE FINANCIAL, INC .........         1,803
   256,038       CHASE MANHATTAN CORP ...............        17,427
     1,875       CHEMICAL FINANCIAL CORP ............            64
     2,252       CHITTENDEN CORP ....................            72
     6,900       CITIZENS BANKING CORP (MICHIGAN) ...           233
     1,000       CITY HOLDINGS CO ...................            33
    13,100       CITY NATIONAL CORP .................           545
     9,990       CNB BANCSHARES, INC ................           466
    27,000       COLONIAL BANCGROUP, INC ............           324
     1,200(degree)COLUMBIA BANKING SYSTEM, INC ......            22
    46,100       COMERICA, INC ......................         3,143
     7,056       COMMERCE BANCORP, INC ..............           370
    17,669       COMMERCE BANCSHARES, INC ...........           751
    19,000       COMMERCIAL FEDERAL CORP ............           441
     1,000       COMMONWEALTH BANCORP, INC ..........            16
     1,100       COMMUNITY BANK SYSTEM, INC .........            32
    16,600       COMMUNITY FIRST BANKSHARES, INC ....           350
     1,600       COMMUNITY TRUST BANCORP, INC .......            38
    20,350       COMPASS BANCSHARES, INC ............           775
    27,962(degree)CONCORD EFS, INC ..................         1,185
     1,200       CORUS BANKSHARES, INC ..............            39
     1,200       CPB, INC ...........................            21
    33,291       CRESTAR FINANCIAL CORP .............         2,397
    10,300       CULLEN FROST BANKERS, INC ..........           565
     2,054       CVB FINANCIAL CORP .................            46
    33,000       DIME BANCORP, INC ..................           872
     1,600       DIME COMMUNITY BANCORP, INC ........            33
     5,460       DOWNEY FINANCIAL CORP ..............           139
     1,900       EVERGREEN BANCORP, INC .............            61
       900       F & M BANCORP, INC (MARYLAND) ......            29
     2,800       F & M BANCORP, INC (WISCONSIN) .....            85
     6,500       F & M NATIONAL CORP ................           195
     2,900       F.N.B. CORP ........................            82
     1,200       FARMERS CAPITAL BANK CORP ..........            45
    64,077       FIFTH THIRD BANCORP ................         4,569
    32,266       FIRST AMERICAN CORP ................         1,432
    14,800       FIRST BANCORP (PUERTO RICO) ........           447
     1,600       FIRST CHARTER CORP .................            28
     2,900       FIRST CITIZENS BANCSHARES, INC (CLASS A)       261
     1,200       FIRST COMMERCE BANCSHARES, INC .....            34
     6,761       FIRST COMMONWEALTH FINANCIAL CORP ..           166
     1,100       FIRST FEDERAL CAPITAL CORP .........            18
    11,440(degree)FIRST FINANCIAL BANCORP ...........           331
     1,560       FIRST FINANCIAL BANKSHARES, INC ....            55
       700       FIRST FINANCIAL CORP (INDIANA) .....            35
     1,900       FIRST FINANCIAL HOLDINGS, INC ......            36
     1,000       FIRST INDIANA CORP .................            20
     1,300       FIRST LIBERTY FINANCIAL CORP .......            27
     1,500       FIRST MERCHANTS CORP ...............            39
     7,100       FIRST MIDWEST BANCORP, INC .........           270
     1,900(degree)FIRST REPUBLIC BANK ...............            48
    50,012       FIRST SECURITY CORP ................         1,169
     8,200       FIRST SENTINEL BANCORP, INC ........            67
       700       FIRST SOURCE CORP ..................            23
    37,500       FIRST TENNESSEE NATIONAL CORP ......         1,427
   278,340       FIRST UNION CORP ...................        16,927
     5,900       FIRST UNITED BANCSHARES, INC .......           105
    15,050       FIRST VIRGINIA BANKS, INC ..........           707
     1,700       FIRST WASHINGTON BANCORP, INC ......            41
     1,600       FIRST WESTERN BANCORP, INC .........            51
    60,638       FIRSTAR CORP .......................         5,654
     5,350(degree)FIRSTFED FINANCIAL CORP ...........            96
    18,500       FIRSTMERIT CORP ....................           497
   169,728       FLEET FINANCIAL GROUP, INC .........         7,585
     1,400(degree)FRONTIER FINANCIAL CORP ...........            64

                       See notes to financial statements.

                                                            VALUE
     SHARES                                                 (000)
     ------                                                 -----
 DEPOSITORY INSTITUTIONS--(CONTINUED)
    18,600       FULTON FINANCIAL CORP ..............    $      419
     2,300       GBC BANCORP ........................            59
     2,400       GOLD BANC CORP, INC ................            37
    38,700(degree)GOLDEN STATE BANCORP, INC .........           643
    13,600(degree)GOLDEN STATE BANCORP, INC WTS 01/01/01         62
    14,300       GOLDEN WEST FINANCIAL CORP .........         1,311
     1,650       GRAND PREMIER FINANCIAL, INC .......            20
     1,200       GREATER BAY BANCORP ................            41
    21,700       GREENPOINT FINANCIAL CORP ..........           762
     1,400(degree)HAMILTON BANCORP, INC .............            37
     1,800       HANCOCK HOLDINGS CO ................            82
       700       HARLEYSVILLE NATIONAL CORP .........            27
     4,600       HARRIS FINANCIAL, INC ..............            63
    45,459       HIBERNIA CORP (CLASS A) ............           790
     1,600       HORIZON BANCORP, INC ...............            54
    15,171       HUBCO, INC .........................           457
    62,164       HUNTINGTON BANCSHARES, INC .........         1,869
    11,250(degree)IMPERIAL BANCORP ..................           187
    22,000       INDEPENDENCE COMMUNITY BANK CORP ...           351
     1,400       INDEPENDENT BANK CORP ..............            24
     1,600       INTERNATIONAL BANCSHARES CORP ......            81
     3,100       INTERWEST BANCORP, INC .............            69
     2,600       IRWIN FINANCIAL CORP ...............            71
     1,700       JEFFBANKS, INC .....................            34
       900       JEFFERSON SAVINGS BANCORP, INC .....            12
   135,039       KEYCORP ............................         4,321
    15,850       KEYSTONE FINANCIAL, INC ............           586
     2,341       M & T BANK CORP ....................         1,215
    19,380       MAF BANCORP, INC ...................           514
       200       MAHONING NATIONAL BANCORP, INC .....             6
     3,200       MAINSTREET FINANCIAL CORP ..........           149
    31,356       MARSHALL & ILSLEY CORP .............         1,832
   196,605       MBNA CORP ..........................         4,903
    78,152       MELLON BANK CORP ...................         5,373
    41,882       MERCANTILE BANCORP, INC ............         1,932
    20,705       MERCANTILE BANKSHARES CORP .........           797
     1,500       MERCHANTS NEW YORK BANCORP, INC ....            54
       700       MICHIGAN FINANCIAL CORP ............            24
       618       MID-AMERICA BANCORP ................            17
     1,100       MISSISSIPPI VALLEY BANCSHARES ......            37
    53,165       MORGAN (J.P.) & CO, INC ............         5,586
     4,400       NATIONAL BANCORP OF ALASKA, INC ....           149
     2,905       NATIONAL CITY BANCSHARES, INC ......           108
    99,191       NATIONAL CITY CORP .................         7,191
    33,000       NATIONAL COMMERCE BANCORP ..........           621
     2,900       NATIONAL PENN BANCSHARES, INC ......            79
     2,205       NBT BANCORP, INC ...................            52
    42,268       NORTH FORK BANCORP, INC ............         1,012
    31,760       NORTHERN TRUST CORP ................         2,773
       400(degree)NORTHWEST BANCORP, INC ............             4
    10,200(degree)OCWEN FINANCIAL CORP ..............           126
    25,846       OLD KENT FINANCIAL CORP ............         1,202
    10,111       OLD NATIONAL BANCORP ...............           564
     1,500       OMEGA FINANCIAL CORP ...............            45
    10,512       ONE VALLEY BANCORP, INC ............           346
     2,133       ORIENTAL FINANCIAL GROUP ...........            67
     1,500       PACIFIC CAPITAL BANCORP ............            39
    24,200       PACIFIC CENTURY FINANCIAL CORP .....           590
     2,900       PARK NATIONAL CORP .................           299
     5,400       PEOPLES BANCORP, INC ...............            59
     8,600       PEOPLES BANK OF BRIDGEPORT CO ......           238
    29,604       PEOPLES HERITAGE FINANCIAL GROUP, INC          592
     2,100       PEOPLES HOLDING CO .................            68
     1,900(degree)PFF BANCORP, INC ..................            30
    89,939       PNC BANK CORP ......................         4,868
    39,427       POPULAR, INC .......................         1,341
     5,282       PREMIER BANCSHARES, INC ............           138
     2,000       PRIME BANCORP, INC .................            32
     8,085       PROVIDENT BANKSHARES CORP ..........           201
    12,200       PROVIDENT FINANCIAL GROUP ..........           461
    38,494       PROVIDIAN FINANCIAL CORP ...........         2,887
    19,200       QUEENS COUNTY BANCORP, INC .........           571
    64,030       REGIONS FINANCIAL CORP .............         2,581
       700       RELIANCE BANCORP, INC ..............            19
     2,600       REPUBLIC BANCORP, INC ..............            35
    32,264       REPUBLIC NEW YORK CORP .............         1,470
     9,300       REPUBLIC SECURITY FINANCIAL CORP ...           113
     2,900       RICHMOND COUNTY FINANCIAL CORP .....            47
    15,700       RIGGS NATIONAL CORP ................           320
    15,700       ROSLYN BANCORP, INC ................           338
     9,600       S & T BANCORP, INC .................           265
     2,000       SANDY SPRING BANCORP, INC ..........            60
       900       SHORELINE FINANCIAL CORP ...........            24
       900       SIGNAL CORP ........................            31
     6,400(degree)SILICON VALLEY BANCSHARES .........           109
     1,000       SIMMONS FIRST NATIONAL CORP (CLASS A)           37
       400       SIS BANCORP ........................            18
    10,673       SKY FINANCIAL GROUP, INC ...........           282
    48,500       SOUTHTRUST CORP ....................         1,791
     4,300(degree)SOUTHWEST BANCORP OF TEXAS, INC ...            77
    47,640       SOVEREIGN BANCORP, INC .............           679
    22,625       ST. PAUL BANCORP, INC ..............           616
    48,600       STATE STREET CORP ..................         3,381
    11,000       STATEN ISLAND BANCORP, INC .........           219
     1,000       STERLING BANCORP ...................            23
     3,500       STERLING BANCSHARES, INC ...........            52
       800       STERLING FINANCIAL CORP ............            33
    51,421       SUMMIT BANCORP .....................         2,246
    55,900       SUNTRUST BANKS, INC ................         4,276
    16,380       SUSQUEHANNA BANCSHARES, INC ........           335
    66,187       SYNOVUS FINANCIAL CORP .............         1,613
    25,900       TCF FINANCIAL CORP .................           626
     2,300       TEXAS REGIONAL BANCSHARES, INC (CLASS A)        58
    10,700       TR FINANCIAL CORP ..................           421
     4,309       TRIANGLE BANCORP, INC ..............            68
     2,700       TRUST CO OF NEW JERSEY .............            66
     6,335       TRUSTCO BANK CORP ..................           190
    19,800       TRUSTMARK CORP .....................           448
   220,843       U.S. BANCORP .......................         7,840
     6,100       U.S. TRUST CORP ....................           464
     1,320       U.S.B. HOLDINGS CO, INC ............            22
     5,540       UMB FINANCIAL CORP .................           254
    40,298       UNION PLANTERS CORP ................         1,826
     7,800       UNIONBANCAL CORP ...................           266
    10,400       UNITED BANKSHARES, INC .............           276
     1,650       UNITED NATIONAL BANCORP ............            38
     2,200       USBANCORP, INC .....................            44
    12,900       UST CORP ...........................           304
    15,153       VALLEY NATIONAL BANCORP ............           427
     1,100(degree)VERMONT FINANCIAL SERVICES CORP ...            37
    62,106       WACHOVIA CORP ......................         5,430
    15,034       WASHINGTON FEDERAL, INC ............           401
   170,939       WASHINGTON MUTUAL, INC .............         6,528
     2,000       WASHINGTON TRUST BANCORP, INC ......            43
    14,800       WEBSTER FINANCIAL CORP .............           406
   490,718       WELLS FARGO CO .....................        19,598
     4,400       WESBANCO, INC ......................           130

                       See notes to financial statements.

                                                            VALUE
     SHARES                                                 (000)
     ------                                                 -----
 DEPOSITORY INSTITUTIONS--(CONTINUED)
     1,920       WEST COAST BANCORP (OREGON) ........    $       40
    12,600       WESTAMERICA BANCORP ................           463
     6,800       WESTERN BANCORP ....................           199
    18,000       WESTERNBANK PUERTO RICO ............           286
     6,400       WHITNEY HOLDINGS CORP ..............           240
    10,000       WILMINGTON TRUST CORP ..............           616
    22,500       ZIONS BANCORP ......................         1,403
                                                         ----------
                                                            285,098
                                                         ----------
 EATING AND DRINKING PLACES--0.84%
     7,000(degree)ADVANTICA RESTAURANT GROUP, INC ...            43
    21,900       APPLEBEES INTERNATIONAL, INC .......           452
    11,800       AVADO BRANDS, INC ..................            98
    24,600       BOB EVANS FARMS, INC ...............           641
    11,100x(degree)BOSTON CHICKEN, INC ..............             3
    23,700(degree)BRINKER INTERNATIONAL, INC ........           684
    10,500(degree)BUFFETS, INC ......................           125
     3,600(degree)CEC ENTERTAINMENT, INC ............           100
    14,918       CKE RESTAURANTS, INC ...............           439
     2,125(degree)CONSOLIDATED PRODUCTS, INC ........            44
    16,400       CRACKER BARREL OLD COUNTRY STORE, INC          382
    44,400       DARDEN RESTAURANTS, INC ............           799
     1,500(degree)DAVE & BUSTERS, INC ...............            35
    12,100(degree)FOODMAKER, INC ....................           267
    45,100       HOST MARRIOTT CORP (NEW) ...........           623
     9,740(degree)HOST MARRIOTT SERVICES CORP .......           101
     1,500(degree)IHOP CORP NEW .....................            60
     8,700(degree)LANDRYS SEAFOOD RESTAURANTS, INC ..            65
    10,600(degree)LONE STAR STEAKHOUSE & SALOON, INC             97
     9,500       LUBYS CAFETERIA, INC ...............           147
    67,000       MARRIOTT INTERNATIONAL (CLASS A) ...         1,943
   203,900       MCDONALD'S CORP ....................        15,624
    12,000       MORRISON HEALTH CARE, INC ..........           229
    12,800(degree)OUTBACK STEAKHOUSE, INC ...........           510
     9,350(degree)PAPA JOHNS INTERNATIONAL, INC .....           413
     1,800(degree)PJ AMERICA, INC ...................            33
     7,100(degree)PLANET HOLLYWOOD, INC (CLASS A) ...            16
     7,250(degree)RAINFOREST CAFE, INC ..............            44
    20,700       RUBY TUESDAY, INC ..................           440
    17,200(degree)RYANS FAMILY STEAK HOUSES, INC ....           213
     3,500(degree)SBARRO, INC .......................            92
    17,900(degree)SHONEYS, INC ......................            23
     8,700(degree)SODEXHO MARRIOTT SERVICES, INC ....           241
     2,700(degree)SONIC CORP ........................            67
     3,400(degree)THE CHEESECAKE FACTORY CO .........           101
    36,490(degree)TRICON GLOBAL RESTAURANTS, INC ....         1,829
    15,190(degree)U.S. FOODSERVICE, INC .............           744
    25,700       VIAD CORP ..........................           781
    28,100       WENDYS INTERNATIONAL, INC ..........           613
                                                         ----------
                                                             29,161
                                                         ----------
 EDUCATIONAL SERVICES--0.06%
    12,487(degree)APOLLO GROUP, INC (CLASS A) .......           423
     1,400(degree)BERLITZ INTERNATIONAL, INC ........            41
     4,700(degree)COMPUTER LEARNING CENTERS, INC ....            31
    27,800(degree)DEVRY, INC ........................           851
     3,200(degree)EDUCATION MANAGEMENT CORP .........            76
     3,500(degree)ITT EDUCATIONAL SERVICES, INC .....           119
     2,800(degree)LEARNING TREE INTERNATIONAL, INC ..            25
     1,900       STRAYER EDUCATION, INC .............            67
    10,650(degree)SYLVAN LEARNING SYSTEMS, INC ......           325
                                                         ----------
                                                              1,958
                                                         ----------
 ELECTRIC, GAS, AND SANITARY SERVICES--4.33%
    35,500(degree)AES CORP ..........................    $    1,682
    39,300       AGL RESOURCES, INC .................           906
    37,570       ALLEGHENY ENERGY, INC ..............         1,296
    36,915(degree)ALLIED WASTE INDUSTRIES, INC ......           872
    37,313       AMEREN CORP ........................         1,593
    54,969       AMERICAN ELECTRIC POWER CO, INC ....         2,587
    21,439       AMERICAN WATER WORKS CO, INC .......           724
    41,400(degree)AQUA ALLIANCE, INC ................            85
     2,297       AQUARION CO ........................            94
     1,253       AQUILA GAS PIPELINE CORP ...........            11
     8,611       ATMOS ENERGY CORP ..................           278
    40,879       BALTIMORE GAS & ELECTRIC CO ........         1,262
     3,717       BAY STATE GAS CO ...................           148
    14,300       BEC ENERGY .........................           589
     4,728       BLACK HILLS CORP ...................           125
    54,200       BROWNING FERRIS INDUSTRIES, INC ....         1,541
    16,200(degree)CALENERGY, INC ....................           562
     2,707       CALIFORNIA WATER SERVICE GROUP .....            85
     4,562(degree)CALPINE CORP ......................           115
    42,987       CAROLINA POWER & LIGHT CO ..........         2,023
       600(degree)CASELLA WASTE SYSTEMS, INC (CLASS A)           22
    60,056       CENTRAL & SOUTH WEST CORP ..........         1,648
     8,800       CENTRAL HUDSON GAS & ELECTRIC CORP .           394
     7,800       CILCORP, INC .......................           477
    39,723       CINERGY CORP .......................         1,365
    75,026(degree)CITIZENS UTILITIES CO (CLASS B) ...           610
    10,900       CLECO CORP .........................           374
    27,411       CMP GROUP, INC .....................           517
    30,400       CMS ENERGY CORP ....................         1,473
    56,800       COASTAL CORP .......................         1,984
     1,700       COLONIAL GAS CO ....................            59
    24,391       COLUMBIA ENERGY GROUP ..............         1,409
    16,700       COMMONWEALTH ENERGY SYSTEM CO ......           676
    39,425       CONECTIV, INC ......................           966
     4,287       CONECTIV, INC (CLASS A) ............           169
     1,500       CONNECTICUT ENERGY CORP ............            46
    68,119       CONSOLIDATED EDISON CO OF N.Y., INC          3,602
    28,300       CONSOLIDATED NATURAL GAS CO ........         1,528
     1,230       CTG RESOURCES, INC .................            32
    56,288       DOMINION RESOURCES, INC ............         2,631
    43,200       DPL, INC ...........................           934
    20,400       DQE, INC ...........................           896
    40,893       DTE ENERGY CO ......................         1,753
   113,851       DUKE ENERGY CORP ...................         7,294
    29,500       DYNEGY, INC ........................           323
    11,000       EASTERN ENTERPRISES CO .............           481
     8,700(degree)EASTERN ENVIRONMENTAL SERVICES, INC           258
    20,300       EASTERN UTILITIES ASSOCIATION CO ...           573
   104,100       EDISON INTERNATIONAL CO ............         2,902
    12,008(degree)EL PASO ELECTRIC CO ...............           105
    33,196       EL PASO ENERGY CORP ................         1,156
     1,600       EMPIRE DISTRICT ELECTRIC CO ........            40
     6,286       ENERGEN CORP .......................           123
    16,100       ENERGY EAST CORP ...................           910
    98,770       ENRON CORP .........................         5,636
    67,053       ENTERGY CORP .......................         2,087
    19,400       EQUITABLE RESOURCES, INC ...........           565
     1,100       ETOWN CORP .........................            52
    65,636       FIRSTENERGY CORP ...................         2,137
    24,100       FLORIDA PROGRESS CORP ..............         1,080
    47,500       FPL GROUP, INC .....................         2,927
    34,921       GPU, INC ...........................         1,543

                       See notes to financial statements.

                                                            VALUE
     SHARES                                                 (000)
     ------                                                 -----
 ELECTRIC, GAS, AND SANITARY SERVICES--(CONTINUED)
     9,000       HAWAIIAN ELECTRIC INDUSTRIES, INC ..    $      362
    77,149       HOUSTON INDUSTRIES, INC ............         2,478
    16,000       IDACORP, INC .......................           579
    20,400       ILLINOVA CORP ......................           510
    10,400       INDIANA ENERGY, INC ................           256
    23,134       INTERSTATE ENERGY CORP .............           746
    16,800       IPALCO ENTERPRISES, INC ............           931
    24,100       KANSAS CITY POWER & LIGHT CO .......           714
    20,200(degree)KELLEY OIL & GAS CORP .............            12
    48,204       KEYSPAN ENERGY CORP ................         1,494
    11,800       KN ENERGY, INC .....................           429
     2,300       LACLEDE GAS CO .....................            62
    45,405       LOUISVILLE GAS & ELECTRIC ENERGY CORP        1,286
     1,500       MADISON GAS & ELECTRIC CO ..........            34
    23,100       MCN ENERGY GROUP, INC ..............           440
    15,450       MDU RESOURCES GROUP, INC ...........           407
    29,200       MIDAMERICAN ENERGY HOLDINGS CO .....           785
    16,300       MINNESOTA POWER, INC ...............           717
     3,800     x(degree)MOLTEN METAL TECHNOLOGY, INC              0
    22,700       MONTANA POWER CO ...................         1,284
    11,500       NATIONAL FUEL GAS CO ...............           520
    25,500       NEVADA POWER CO ....................           663
    31,185       NEW CENTURY ENERGIES, INC ..........         1,520
    17,600       NEW ENGLAND ELECTRIC SYSTEMS CO ....           847
     7,300       NEW JERSEY RESOURCES CORP ..........           288
    20,000(degree)NEWPARK RESOURCES, INC ............           136
    64,100(degree)NIAGARA MOHAWK POWER CORP .........         1,034
    14,200       NICOR, INC .........................           600
    33,500       NIPSCO INDUSTRIES, INC .............         1,020
     2,449       NORTH CAROLINA NATURAL GAS CORP ....            81
    51,400(degree)NORTHEAST UTILITIES CO ............           822
    41,400       NORTHERN STATES POWER CO ...........         1,149
    11,900       NORTHWEST NATURAL GAS CO ...........           308
     6,000       NORTHWESTERN CORP ..................           159
     1,100       NUI CORP ...........................            29
    24,500       OGDEN CORP .........................           614
    28,200       OGE ENERGY CORP ....................           818
     9,867       ONEOK, INC .........................           356
    12,200       ORANGE & ROCKLAND UTILITY, INC .....           695
       500       OTTER TAIL POWER CO ................            20
    82,300       PACIFICORP .........................         1,733
    64,100       PECO ENERGY CO .....................         2,668
     1,500       PENNSYLVANIA ENTERPRISES, INC ......            38
    10,100       PEOPLES ENERGY CORP ................           403
   110,865       PG&E CORP ..........................         3,492
     7,000       PHILADELPHIA SUBURBAN CORP .........           207
     9,880       PIEDMONT NATURAL GAS CO, INC .......           357
    23,300       PINNACLE WEST CAPITAL CORP .........           987
    31,900       POTOMAC ELECTRIC POWER CO ..........           839
    39,832       PP&L RESOURCES, INC ................         1,110
    31,500       PUBLIC SERVICE CO OF NEW MEXICO ....           644
     4,100       PUBLIC SERVICE CO OF NORTH CAROLINA            107
    67,223       PUBLIC SERVICE ENTERPRISE GROUP, INC         2,689
    21,940       PUGET SOUND ENERGY, INC ............           612
    28,600       QUESTAR CORP .......................           554
   122,516(degree)REPUBLIC INDUSTRIES, INC ..........         1,807
    21,300       ROCHESTER GAS & ELECTRIC CORP ......           666
    28,200       SCANA CORP .........................           909
    18,892(degree)SEAGULL ENERGY CORP ...............           119
     3,800       SEMCO ENERGY, INC ..................            62
    66,629       SEMPRA ENERGY ......................         1,691
    18,700       SIERRA PACIFIC RESOURCES ...........           711
     6,300       SIG CORP, INC ......................           225
    33,126       SONAT, INC .........................           896
       600       SOUTH JERSEY INDUSTRIES, INC .......            16
   207,215       SOUTHERN CO ........................         6,022
     4,360(degree)SOUTHERN UNION CO .................           106
     8,000       SOUTHWEST GAS CORP .................           215
    24,900       SOUTHWESTERN ENERGY CO .............           187
     6,400(degree)SUPERIOR SERVICES, INC ............           128
    34,300       TECO ENERGY, INC ...................           967
    82,482       TEXAS UTILITIES CO .................         3,851
     1,300       TNP ENTERPRISES, INC ...............            49
     7,610       UGI CORP ...........................           181
    61,000       UNICOM CORP ........................         2,352
    15,240(degree)UNISOURCE ENERGY CORP HOLDINGS CO .           206
    11,000       UNITED ILLUMINATING CO .............           567
     8,200       UNITED WATER RESOURCES, INC ........           196
    18,750       UTILICORP UNITED, INC ..............           688
    10,800       WASHINGTON GAS LIGHT CO ............           293
    17,600       WASHINGTON WATER POWER CO ..........           339
   167,518       WASTE MANAGEMENT, INC ..............         7,811
    31,000(degree)WASTEMASTERS, INC .................            10
     3,300       WESTERN GAS RESOURCES, INC .........            19
    15,100       WESTERN RESOURCES, INC .............           502
    18,000       WICOR, INC .........................           393
   126,716       WILLIAMS COS, INC ..................         3,952
    30,300       WISCONSIN ENERGY CORP ..............           953
     9,200       WPS RESOURCES CORP .................           324
     1,500       YANKEE ENERGY SYSTEMS, INC .........            44
                                                         ----------
                                                            149,437
                                                         ----------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--7.44%
     4,700(degree)AAVID THERMAL TECHNOLOGIES, INC ...            79
     9,400(degree)ACTEL CORP ........................           188
    39,800(degree)ADC TELECOMMUNICATIONS, INC .......         1,383
    11,600(degree)ADTRAN, INC .......................           212
     1,900(degree)ADVANCED ENERGY INDUSTRIES, INC ...            48
    20,400(degree)ADVANCED FIBRE COMMUNICATIONS .....           223
     2,200(degree)ADVANCED LIGHTING TECHNOLOGIES, INC            21
    43,407(degree)ADVANCED MICRO DEVICES, INC .......         1,256
    31,600       AEROQUIP-VICKERS, INC ..............           946
    51,020       ALLEGHENY TELEDYNE, INC ............         1,043
     5,885(degree)ALLEN TELECOM, INC ................            39
    10,900(degree)ALLIANCE SEMICONDUCTOR CORP .......            44
    29,400(degree)ALTERA CORP .......................         1,790
    23,000(degree)AMERICAN POWER CONVERSION CORP ....         1,114
    40,100(degree)AMERICAN TOWER SYSTEMS (CLASS A) ..         1,185
     9,300       AMETEK, INC ........................           208
    11,100(degree)AMKOR TECHNOLOGY, INC .............           120
    53,393       AMP, INC ...........................         2,780
    15,720(degree)AMPEX CORP (CLASS A) ..............            18
     5,400(degree)AMPHENOL CORP (CLASS A) ...........           163
     3,700(degree)ANADIGICS, INC ....................            42
    48,556(degree)ANALOG DEVICES, INC ...............         1,523
    24,087(degree)ANDREW CORP .......................           397
     8,200(degree)ANTEC CORP ........................           165
     6,600(degree)APPLIED INNOVATION, INC ...........            23
     5,400(degree)APPLIED MAGNETICS CORP ............            33
     6,700(degree)APPLIED MICRO CIRCUITS CORP .......           228
    11,500(degree)ARTESYN TECHNOLOGIES, INC .........           161
    17,200(degree)ASPECT TELECOMMUNICATIONS CORP ....           297
    29,100(degree)ATMEL CORP ........................           446
     5,700(degree)AURA SYSTEMS, INC .................             6
    19,800       AVX CORP ...........................           335
     9,866       BALDOR ELECTRIC CO .................           200

                       See notes to financial statements.

                                                            VALUE
     SHARES                                                 (000)
     ------                                                 -----
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--(CONTINUED)
     1,741(degree)BENCHMARK ELECTRONICS, INC ........    $       64
     7,600       BMC INDUSTRIES, INC ................            48
       900(degree)BROADCOM CORP (CLASS A) ...........           109
    11,550(degree)BURR BROWN CORP ...................           271
     2,572       C&D TECHNOLOGIES, INC ..............            71
     8,800(degree)CALIFORNIA MICROWAVE, INC .........            83
     7,800(degree)CELLNET DATA SYSTEMS, INC .........            39
     9,200(degree)CHECKPOINT SYSTEMS, INC ...........           114
    14,800(degree)CIDCO, INC ........................            43
    30,600(degree)CIENA CORP ........................           448
     9,433(degree)COMMSCOPE, INC ....................           159
    12,540(degree)COMVERSE TECHNOLOGY, INC ..........           890
    30,373       COOPER INDUSTRIES, INC .............         1,448
     1,506       CTS CORP ...........................            66
    24,400(degree)CYPRESS SEMICONDUCTOR CORP ........           203
     8,000       DALLAS SEMICONDUCTOR CORP ..........           326
     3,700(degree)DAVOX CORP ........................            28
    16,100(degree)DIGITAL MICROWAVE CORP ............           110
    10,080(degree)DII GROUP, INC ....................           232
    10,900(degree)DSP COMMUNICATIONS, INC ...........           167
     3,900(degree)ECHOSTAR COMMUNICATIONS CORP
                  (CLASS A) .........................           189
     3,200      (degree)ELECTRO SCIENTIFIC INDUSTRIES, INC      145
   131,746       EMERSON ELECTRIC CO ................         7,971
     3,900(degree)ESS TECHNOLOGY ....................            20
       900(degree)EVANS & SUTHERLAND COMPUTER CORP ..            16
     1,000(degree)EXCEL SWITCHING CORP ..............            38
     4,600       EXIDE CORP .........................            75
     6,400(degree)GENERAL DATACOMM INDUSTRIES, INC ..            15
   995,822       GENERAL ELECTRIC CO ................       101,636
    36,800(degree)GENERAL INSTRUMENT CORP ...........         1,249
     6,800(degree)GENERAL SEMICONDUCTOR, INC ........            56
     1,100(degree)GENLYTE GROUP, INC ................            21
     9,900     x(degree)GEOTEK COMMUNICATIONS, INC ..             0
    18,687(degree)GLENAYRE TECHNOLOGIES, INC ........            83
     4,500(degree)HADCO CORP ........................           158
     8,350       HARMAN INTERNATIONAL INDUSTRIES, INC           318
     2,300       HARMON INDUSTRIES, INC .............            53
    22,300       HARRIS CORP ........................           817
     7,300       HELIX TECHNOLOGY CORP ..............            95
     9,700(degree)HMT TECHNOLOGY CORP ...............           124
     1,600(degree)HOLOPHANE CORP ....................            41
    16,350       HUBBELL, INC (CLASS B) .............           621
     6,300(degree)HUTCHINSON TECHNOLOGY, INC ........           224
     2,400       INNOVEX, INC .......................            33
     1,300(degree)INTEGRATED CIRCUIT SYSTEMS, INC ...            23
    22,700(degree)INTEGRATED DEVICE TECHNOLOGY, INC .           139
     2,300(degree)INTEGRATED SILICON SOLUTION, INC ..             7
   509,170       INTEL CORP .........................        60,368
     6,800       INTER-TEL, INC .....................           159
    24,800(degree)INTERDIGITAL COMMUNICATIONS CORP ..           113
    13,100(degree)INTERNATIONAL RECTIFIER CORP ......           128
     5,400(degree)INTERVOICE, INC ...................           186
       700(degree)ITI TECHNOLOGIES, INC .............            22
     6,500(degree)ITRON, INC ........................            47
     6,200(degree)JABIL CIRCUIT, INC ................           463
    12,600       JUNO LIGHTING, INC .................           295
    16,400(degree)KEMET CORP ........................           185
    16,200(degree)KOMAG, INC ........................           168
     1,400(degree)KOPIN CORP ........................            29
     5,800       KUHLMAN CORP .......................           220
     1,000(degree)L-3 COMMINUCATIONS HOLDINGS, INC ..            47
     6,800(degree)LATTICE SEMICONDUCTOR CORP ........           312
    10,400(degree)LEVEL ONE COMMUNICATIONS, INC .....           369
    22,600       LINEAR TECHNOLOGY CO ...............         2,024
     9,800(degree)LITTLEFUSE, INC ...................           189
       400(degree)LO-JACK CORP ......................             5
    41,372(degree)LSI LOGIC CORP ....................           667
    13,000(degree)MAGNETEK, INC .....................           150
    34,900(degree)MAXIM INTEGRATED PRODUCTS .........         1,525
    26,000       MAYTAG CO ..........................         1,619
    12,900(degree)MEMC ELECTRONIC MATERIALS, INC ....           110
     9,600       METHODE ELECTRONICS, INC (CLASS A) .           150
     3,700(degree)MICREL, INC .......................           204
    15,200(degree)MICROCHIP TECHNOLOGY, INC .........           562
    63,809(degree)MICRON TECHNOLOGY, INC ............         3,226
     9,900(degree)MMC NETWORKS, INC .................           131
    22,632       MOLEX, INC .........................           863
     1,400(degree)MOOG, INC (CLASS A) ...............            55
   181,200       MOTOROLA, INC ......................        11,065
     6,300(degree)MRV COMMUNICATIONS, INC ...........            39
    14,300(degree)MYLEX CORP ........................           172
    46,292(degree)NATIONAL SEMICONDUCTOR CORP .......           625
    11,700       NATIONAL SERVICE INDUSTRIES, INC ...           445
     7,200(degree)NEOMAGIC CORP .....................           159
    12,607       NORTHERN TELECOMMUNICATIONS LTD (U.S.)         632
     4,900(degree)OAK INDUSTRIES, INC ...............           172
     6,800(degree)OAK TECHNOLOGY, INC ...............            24
    49,100(degree)OIS OPTICAL IMAGING SYSTEMS, INC ..             0
    12,100(degree)P-COM, INC ........................            48
    22,500(degree)PAIRGAIN TECHNOLOGIES, INC ........           173
     1,300       PARK ELECTROCHEMICAL CORP ..........            37
     6,500(degree)PHOTRONICS, INC ...................           156
     7,300(degree)PICTURETEL CORP ...................            48
     7,400       PITTWAY CORP (CLASS A) .............           245
     4,100(degree)PLANTRONICS, INC ..................           353
     3,000(degree)PLEXUS CORP .......................           102
     9,200(degree)PMC-SIERRA, INC ...................           581
     3,000(degree)POLYCOM, INC ......................            67
     2,500(degree)POWERWAVE TECHNOLOGIES, INC .......            47
     1,392       PREMIER FARNELL PLC ADR ............             7
     6,100(degree)PREMISYS COMMUNICATIONS, INC ......            56
     3,300(degree)QLOGIC CORP .......................           432
    17,900(degree)QUALCOMM, INC .....................           927
     5,000(degree)RAMBUS, INC .......................           481
    23,400       RAYCHEM CORP .......................           756
     7,100(degree)RAYOVAC CORP ......................           189
    12,100(degree)READ RITE CORP ....................           179
     3,000(degree)RECOTON CORP ......................            54
    15,800(degree)RELTEC CORP .......................           351
    11,700(degree)REMEC, INC ........................           211
    13,000(degree)S3, INC ...........................            96
    13,090(degree)SANMINA CORP ......................           818
     3,100(degree)SAWTEK, INC .......................            54
    17,677(degree)SCI SYSTEMS, INC ..................         1,021
    21,500       SCIENTIFIC-ATLANTA, INC ............           490
     3,200(degree)SCM MICROSYSTEMS, INC .............           227
     3,100(degree)SDL, INC ..........................           123
     4,800(degree)SEMTECH CORP ......................           172
    28,200(degree)SENSORMATIC ELECTRONICS CORP ......           196
     1,100(degree)SILICONIX, INC ....................            23
     5,600(degree)SIPEX CORP ........................           197
     8,400(degree)SMART MODULAR TECHNOLOGIES, INC ...           233
    32,200(degree)SOLECTRON CORP ....................         2,993
    10,600       STEWART & STEVENSON SERVICES, INC ..           103
    33,526       SUNBEAM CORP .......................           235

                       See notes to financial statements.

                                                            VALUE
     SHARES                                                 (000)
     ------                                                 -----
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--(CONTINUED)
     3,100       TECHNITROL, INC ....................    $       99
     9,600(degree)TEKELEC ...........................           159
    10,300       TELEFLEX, INC ......................           470
    52,244(degree)TELLABS, INC ......................         3,582
   118,641       TEXAS INSTRUMENTS, INC .............        10,151
    15,205       THOMAS & BETTS CORP ................           659
     2,000       THOMAS INDUSTRIES, INC .............            39
    12,100(degree)UCAR INTERNATIONAL, INC ...........           216
    11,300(degree)UNIPHASE CORP .....................           784
     6,700(degree)UNITRODE CORP .....................           117
     8,200(degree)VICOR CORP ........................            74
     3,800(degree)VIDEOSERVER, INC ..................            70
    18,937(degree)VISHAY INTERTECHNOLOGY, INC .......           275
    21,600(degree)VITESSE SEMICONDUCTOR CORP ........           986
    11,900(degree)VLSI TECHNOLOGY, INC ..............           130
     3,600(degree)WAVEPHORE, INC ....................            29
     7,300(degree)WESTELL TECHNOLOGIES, INC (CLASS A)            36
    20,000       WHIRLPOOL CORP .....................         1,108
     5,033(degree)WINDMERE-DURABLE HOLDINGS, INC ....            39
     8,000(degree)WORLD ACCESS, INC .................           171
    19,800(degree)XILINX, INC .......................         1,289
     9,800(degree)XYLAN CORP ........................           172
     4,400     x(degree)ZENITH ELECTRONICS CORP .....             1
     2,400(degree)ZOLTEK COS, INC ...................            22
                                                         ----------
                                                            256,885
                                                         ----------
 ENGINEERING AND MANAGEMENT SERVICES--0.25%
       700(degree)AHL SERVICES, INC .................            22
     6,300       BLOUNT INTERNATIONAL, INC ..........           157
    13,000(degree)CATALYTICA, INC ...................           234
    24,800(degree)CORRECTIONS CORP OF AMERICA .......           437
       700       DAMES & MOORE GROUP ................             9
     1,700(degree)DATA TRANSMISSION NETWORK CORP ....            49
     1,400(degree)DIAMOND TECH PARTNERS, INC (CLASS A)           27
    47,348       DUN & BRADSTREET CORP ..............         1,494
    21,300       EG & G, INC ........................           592
     2,300(degree)ENTREMED, INC .....................            48
     2,200(degree)F.Y.I., INC .......................            70
     8,581(degree)FIRST CONSULTING GROUP, INC .......           176
    14,000(degree)GARTNER GROUP, INC (CLASS A) ......           298
     3,100(degree)HAGLER BAILLY, INC ................            62
     6,800(degree)INCYTE PHARMACEUTICALS, INC .......           254
     6,100(degree)JACOBS ENGINEERING GROUP, INC .....           249
     1,200(degree)KENDLE INTERNATIONAL, INC .........            28
     3,000(degree)LASON, INC ........................           175
     1,000(degree)MAXIMUS, INC ......................            37
    19,700(degree)MEDAPHIS CORP .....................            65
     2,000(degree)META GROUP, INC ...................            60
     4,200(degree)METZLER GROUP, INC ................           204
    15,100(degree)NEUROMEDICAL SYSTEMS, INC .........             4
     3,700(degree)NFO WORLDWIDE, INC ................            43
     1,800(degree)NICHOLS RESEARCH CORP .............            38
     6,600(degree)PAREXEL INTERNATIONAL CORP ........           165
     4,300(degree)PHARMACEUTICAL PRODUCT DEVELOPMENT            129
     2,300(degree)PROBUSINESS SERVICES, INC .........           105
     3,300(degree)PROFIT RECOVERY GROUP INTERNATIONAL           124
    16,300(degree)QUINTILES TRANSNATIONAL CORP ......           870
    10,600(degree)RENAISSANCE WORLDWIDE, INC ........            65
    72,550       SERVICEMASTER CO ...................         1,601
     6,500(degree)STAFF LEASING, INC ................            76
     1,900(degree)SUPERIOR CONSULTANT HOLDINGS CORP .            83
     1,200       TEJON RANCH CO .....................            24
     8,250(degree)TETRA TECH, INC ...................           223
     2,500(degree)URS CORP ..........................            58
     3,000(degree)WACKENHUT CORRECTIONS CORP ........            86
     7,300(degree)WHITTMAN HART, INC ................           202
                                                         ----------
                                                              8,643
                                                         ----------
 FABRICATED METAL PRODUCTS--0.81%
     1,676(degree)ALLTRISTA CORP ....................            40
       219       AMCAST INDUSTRIAL CORP .............             4
     3,500(degree)AMERICAN SAFETY RAZOR CO ..........            42
    12,239       BALL CORP ..........................           560
     2,652       BARNES GROUP, INC ..................            77
       745       CHART INDUSTRIES, INC ..............             6
     7,400(degree)COLEMAN CO, INC ...................            68
    16,725       CRANE CO ...........................           505
    29,853       CROWN CORK & SEAL CO, INC ..........           920
   339,922       GILLETTE CO ........................        16,422
     5,500(degree)GRIFFON CORP ......................            58
     1,400(degree)GULF ISLAND FABRICATION, INC ......            11
    12,200       HARSCO CORP ........................           371
    19,413       MARK IV INDUSTRIES, INC ............           252
   100,622       MASCO CORP .........................         2,893
     1,500(degree)MATERIAL SCIENCES CORP ............            13
     7,400(degree)MILLER INDUSTRIES, INC ............            33
     3,000(degree)NCI BUILDING SYSTEMS, INC .........            84
     2,300(degree)NORTEK, INC .......................            64
    30,075       PARKER-HANNIFIN CORP ...............           985
     3,550       PRIMEX TECHNOLOGIES, INC ...........           151
    46,044       ROCKWELL INTERNATIONAL CORP ........         2,236
    40,700(degree)ROHN INDUSTRIES, INC ..............           140
     5,500(degree)SILGAN HOLDINGS, INC ..............           153
    15,650       SNAP-ON, INC .......................           545
     2,200(degree)SPS TECHNOLOGIES, INC .............           125
    18,400       STANLEY WORKS CO ...................           511
     6,700       STRUM, RUGER & CO, INC .............            80
    13,800(degree)TOWER AUTOMOTIVE, INC .............           344
     6,700       VALMONT INDUSTRIES .................            93
     5,600       WATTS INDUSTRIES, INC (CLASS A) ....            93
     7,700(degree)WYMAN-GORDON CO ...................            79
                                                         ----------
                                                             27,958
                                                         ----------
 FISHING, HUNTING, AND TRAPPING--0.00%
     2,500(degree)ZAPATA CORP .......................            31
                                                         ----------
 FOOD AND KINDRED PRODUCTS--3.96%
    12,200(degree)AGRIBIOTECH, INC ..................           158
     5,160(degree)AGRIBRANDS INTERNATIONAL, INC .....           155
     4,200(degree)AMERICAN ITALIAN PASTA CO (CLASS A)           111
   137,666       ANHEUSER BUSCH COS, INC ............         9,034
   174,800       ARCHER DANIELS MIDLAND CO ..........         3,004
     5,200      (degree)BERINGER WINE ESTATES HOLDINGS, INC
                  (CLASS B) .........................           232
    86,245       BESTFOODS, INC .....................         4,593
     4,105(degree)BOSTON BEER CO, INC (CLASS A) .....            35
    14,750       BROWN FORMAN, INC (CLASS B) ........         1,116
     4,000(degree)BUSH BOAKE ALLEN, INC .............           141
    66,551       CAMPBELL SOUP CO ...................         3,660
     4,600      (degree)CANANDAIGUA BRANDS, INC (CLASS A)       266
    14,200       CHIQUITA BRANDS INTERNATIONAL, INC .           136
     1,100       COCA COLA BOTTLING CO CONSOLIDATED .            63
   693,794       COCA COLA CO .......................        46,397
    67,400       COCA COLA ENTERPRISES, INC .........         2,410
   146,373       CONAGRA, INC .......................         4,611
    10,000       COORS (ADOLPH) CO (CLASS B) ........           564

                       See notes to financial statements.

                                                            VALUE
     SHARES                                                 (000)
     ------                                                 -----
 FOOD AND KINDRED PRODUCTS--(CONTINUED)
    12,675       CORN PRODUCTS INTERNATIONAL, INC ...    $      385
    11,200       DEAN FOODS CO ......................           457
    14,300       DOLE FOOD, INC .....................           429
     9,500       DREYERS GRAND ICE CREAM, INC .......           144
    15,860       EARTHGRAINS CO .....................           491
       100       FARMER BROTHERS CO .................            21
    28,350       FLOWERS INDUSTRIES, INC ............           679
    46,411       GENERAL MILLS, INC .................         3,608
     2,600(degree)HAIN FOOD GROUP, INC ..............            65
   102,709       HEINZ (H.J.) CO ....................         5,816
    27,737       HERSHEY FOODS CORP .................         1,725
    11,800       HORMEL FOODS CORP ..................           386
    23,500       IBP, INC ...........................           684
     6,800(degree)INTERNATIONAL HOME FOODS, INC .....           115
    11,100       INTERSTATE BAKERIES CORP ...........           293
     5,900(degree)KEEBLER FOODS CO ..................           222
    65,600       KELLOGG CO .........................         2,239
    10,050       LANCASTER COLONY CORP ..............           323
     6,300       LANCE, INC .........................           126
    21,100       MCCORMICK & CO, INC (NON-VOTE) .....           713
     7,200       MICHAEL FOODS, INC .................           216
    17,500       NABISCO HOLDINGS CORP (CLASS A) ....           726
   446,005       PEPSICO, INC .......................        18,258
    40,200       QUAKER OATS CO .....................         2,392
    10,500(degree)RALCORP HOLDINGS, INC .............           192
    83,000       RALSTON PURINA CO ..................         2,687
     1,200       RIVIANA FOODS, INC .................            30
    97,883       RJR NABISCO HOLDINGS CORP ..........         2,906
     2,500(degree)ROBERT MONDAVI CORP (CLASS A) .....           102
   276,000       SARA LEE CORP ......................         7,780
     9,100(degree)SMITHFIELD FOODS, INC .............           308
     6,800       SMUCKER (J.M.) CO (CLASS A) ........           168
    10,400(degree)SUIZA FOODS CORP ..................           530
       100       TCBY ENTERPRISES, INC ..............             1
     8,532       TOOTSIE ROLL INDUSTRIES, INC .......           334
     3,800(degree)TRIARC COS, INC ...................            61
    34,500       TYSON FOODS, INC ...................           733
    21,400       UNIVERSAL FOODS CORP ...............           587
     6,800(degree)VLASIC FOODS INTERNATIONAL, INC ...           162
    28,900       WHITMAN CORP .......................           733
     7,553(degree)WLR FOODS, INC ....................            68
     1,200       WORTHINGTON FOODS, INC .............            23
    24,300       WRIGLEY (WM) JR CO .................         2,176
                                                         ----------
                                                            136,780
                                                         ----------
 FOOD STORES--0.76%
    64,589       ALBERTSONS, INC                              4,114
    81,246       AMERICAN STORES CO .................         3,001
   102,500       FOOD LION, INC (CLASS B) ...........         1,031
    21,400(degree)GENERAL NUTRITION COS, INC ........           348
     8,000       GREAT ATLANTIC & PACIFIC TEA CO, INC           237
    13,900       HANNAFORD BROTHERS, INC ............           737
    68,231(degree)KROGER CO .........................         4,128
    15,100       RUDDICK CORP .......................           347
   146,822(degree)SAFEWAY, INC ......................         8,947
    42,200(degree)SOUTHLAND CORP ....................            80
    25,200(degree)STARBUCKS CORP ....................         1,414
     3,400       WEIS MARKETS, INC ..................           132
     8,000(degree)WHOLE FOODS MARKET, INC ...........           387
     2,900(degree)WILD OATS MARKETS, INC ............            91
    25,936       WINN DIXIE STORES, INC .............         1,164
                                                         ----------
                                                             26,158
                                                         ----------
 FORESTRY--0.03%
    27,000       GEORGIA-PACIFIC CORP (TIMBER GROUP)     $      643
     8,400       RAYONIER, INC ......................           386
                                                         ----------
                                                              1,029
                                                         ----------
 FURNITURE AND FIXTURES--0.14%
     3,300       BASSETT FURNITURE INDUSTRIES, INC ..            80
     1,861       BUSH INDUSTRIES, INC (CLASS A) .....            23
     7,800       ETHAN ALLEN INTERIORS, INC .........           320
    14,600(degree)FURNITURE BRANDS INTERNATIONAL, INC           398
    15,100       HON INDUSTRIES, INC ................           361
    10,000       KIMBALL INTERNATIONAL, INC (CLASS B)           190
     3,300(degree)KNOLL, INC ........................            98
    13,100       LA-Z-BOY, INC ......................           233
    18,852(degree)LEAR CORP .........................           726
    55,420       LEGGETT & PLATT, INC ...............         1,219
    23,800       MILLER (HERMAN), INC ...............           640
     4,503(degree)OSULLIVAN INDUSTRIES HOLDINGS, INC             47
     2,300       STEELCASE, INC .....................            38
    26,800       U.S. INDUSTRIES, INC ...............           499
                                                         ----------
                                                              4,872
                                                         ----------
 FURNITURE AND HOMEFURNISHINGS STORES--0.23%
    29,400(degree)BED BATH & BEYOND, INC ............         1,003
    23,800(degree)BEST BUY, INC .....................         1,461
    13,500(degree)BOMBAY, INC .......................            75
     2,100(degree)CDNOW, INC ........................            38
    27,915       CIRCUIT CITY STORES-CIRCUIT CITY GROUP       1,394
     8,900(degree)COMPUCOM SYSTEMS, INC .............            31
    31,500(degree)COMPUSA, INC ......................           411
     4,500(degree)GUITAR CENTER, INC ................           111
     1,000       HAVERTY FURNITURE COS, INC .........            21
    21,100       HEILIG MEYERS CO ...................           141
     3,100(degree)INACOM CORP .......................            46
    18,200(degree)LINENS N THINGS, INC ..............           721
     3,892(degree)MAXIM GROUP, INC ..................            93
     9,078(degree)MUSICLAND STORES CORP .............           136
     3,100(degree)N2K, INC ..........................            40
    29,055       PIER 1 IMPORTS, INC ................           281
    29,500       TANDY CORP .........................         1,215
     4,200(degree)TRANS WORLD ENTERTAINMENT CORP ....            80
    11,900(degree)WILLIAMS-SONOMA, INC ..............           480
                                                         ----------
                                                              7,778
                                                         ----------
 GENERAL BUILDING CONTRACTORS--0.12%
    17,078       CENTEX CORP ........................           770
     3,000(degree)CROSSMAN COMMUNITIES, INC .........            83
    13,337       HILLENBRAND INDUSTRIES, INC ........           759
     9,200       HORTON (D.R.), INC .................           212
    13,700       KAUFMAN & BROAD HOME CORP ..........           394
    13,350       LENNAR CORP ........................           337
     2,900       MDC HOLDINGS, INC ..................            62
     1,700(degree)NVR, INC ..........................            81
    13,600       PULTE CORP .........................           378
     2,300       RYLAND GROUP, INC ..................            66
     7,715       STANDARD-PACIFIC CORP ..............           109
    15,800(degree)TOLL BROTHERS, INC ................           356
     5,413(degree)U.S. HOME CORP ....................           180
    12,900(degree)WALTER INDUSTRIES, INC ............           198
     5,333       WEBB (DEL) CORP ....................           147
                                                         ----------
                                                              4,132
                                                         ----------

                       See notes to financial statements.

                                                            VALUE
     SHARES                                                 (000)
     ------                                                 -----
 GENERAL MERCHANDISE STORES--2.24%
     5,000(degree)99 CENTS ONLY STORES ..............    $      246
     6,800(degree)AMES DEPARTMENT STORES, INC .......           184
    11,000(degree)BJS WHOLESALE CLUB, INC ...........           509
     1,300x(degree)CALDOR CORP ......................             1
    24,000       CASEYS GENERAL STORES, INC .........           313
    33,203(degree)CONSOLIDATED STORES CORP ..........           670
     2,000(degree)COST PLUS, INC ....................            63
    64,900(degree)COSTCO COS, INC ...................         4,685
   132,700       DAYTON HUDSON CORP .................         7,199
    29,400       DILLARDS, INC (CLASS A) ............           834
    49,326       DOLLAR GENERAL CORP ................         1,165
    14,925(degree)DOLLAR TREE STORES, INC ...........           652
     2,400(degree)ELDER BEERMAN STORES CORP .........            28
    39,800       FAMILY DOLLAR STORES, INC ..........           876
    60,813(degree)FEDERATED DEPARTMENT STORES, INC ..         2,649
    46,346(degree)FRED MEYER, INC ...................         2,792
     2,000       FREDS, INC .........................            30
    15,700       HARCOURT GENERAL, INC ..............           835
    11,700(degree)HOMEBASE, INC .....................            75
   146,598(degree)K MART CORP .......................         2,245
    42,500(degree)KOHLS CORP ........................         2,611
    69,200       MAY DEPARTMENT STORES CO ...........         4,178
    14,500(degree)NEIMAN-MARCUS GROUP, INC ..........           362
    65,898       PENNEY (J.C.) CO, INC ..............         3,089
    41,703(degree)SAKS, INC .........................         1,316
   110,070       SEARS ROEBUCK & CO .................         4,678
    32,100(degree)SERVICE MERCHANDISE, INC ..........             9
    13,400(degree)SHOPKO STORES, INC ................           446
     2,100(degree)VALUE CITY DEPARTMENT STORES, INC .            29
    36,700(degree)VENATOR GROUP, INC ................           236
   421,121       WAL-MART STORES, INC ...............        34,295
                                                         ----------
                                                             77,300
                                                         ----------
 HEALTH SERVICES--0.61%
     1,800(degree)ADVANCE PARADIGM, INC .............            63
    38,880       ALLEGIANCE CORP ....................         1,813
       700(degree)AMERICAN HOMEPATIENT, INC .........             1
     7,700(degree)AMERICAN ONCOLOGY RESOURCES, INC ..           112
     7,100(degree)AMERICAN RETIREMENT CORP ..........           111
     6,500(degree)AMERIPATH, INC ....................            58
     1,600(degree)APPLIED ANALYTICAL INDUSTRIES, INC             28
    14,200(degree)APRIA HEALTHCARE GROUP, INC .......           127
     4,200(degree)ASSISTED LIVING CONCEPTS, INC .....            55
    28,272(degree)BEVERLY ENTERPRISES, INC ..........           191
     3,836(degree)CAREMATRIX CORP ...................           117
     1,700(degree)CENTENNIAL HEALTHCARE CORP ........            26
     9,400(degree)CLINTRIALS, INC ...................            37
    35,700(degree)COASTAL PHYSICIAN GROUP, INC ......            12
   186,962       COLUMBIA/HCA HEALTHCARE CORP .......         4,627
    20,800(degree)CONCENTRA MANAGED CARE, INC .......           222
    26,778(degree)CORAM HEALTHCARE CORP .............            50
    17,550(degree)COVANCE, INC ......................           511
    14,300(degree)COVENTRY HEALTH CARE, INC .........           126
     3,000(degree)CURATIVE HEALTH SERVICES, INC .....           101
    13,284(degree)ENZO BIOCHEMICAL, INC .............           137
     9,700(degree)EXPRESS SCRIPTS, INC ..............           651
     5,400x(degree)FPA MEDICAL MANAGEMENT, INC ......             0
    11,000(degree)GENESIS HEALTH VENTURES, INC ......            96
    23,750(degree)HCR MANOR CARE ....................           698
    65,703(degree)HEALTH MANAGEMENT ASSOCIATES, INC
                  (CLASS A) NEW .....................         1,421
   127,309(degree)HEALTHSOUTH CORP ..................         1,965
     2,700       HOOPER HOLMES, INC .................            78
     1,200(degree)IMPATH, INC .......................            32
    20,048(degree)INTEGRATED HEALTH SERVICES, INC ...           283
    20,080(degree)LABORATORY CORP OF AMERICA HOLDINGS            28
       244(degree)LABORATORY CORP OF AMERICA HOLDINGS
                  WTS 04/28/00 ......................             0
     1,222(degree)LCA-VISION, INC ...................             2
    14,600(degree)LINCARE HOLDINGS, INC .............           592
       190(degree)LTC HEALTHCARE, INC ...............             0
     9,400(degree)MAGELLAN HEALTH SERVICES, INC .....            79
    33,899(degree)MARINER POST-ACUTE NETWORK, INC ...           155
    58,119(degree)MEDPARTNERS, INC ..................           305
       100(degree)NATIONAL HEALTHCARE CORP ..........             2
    16,900(degree)NOVACARE, INC .....................            42
     9,000(degree)ORTHODONTIC CENTERS OF AMERICA, INC           175
     4,200(degree)PEDIATRIX MEDICAL GROUP, INC ......           252
    26,525(degree)PHYCOR, INC .......................           181
     8,300(degree)PHYMATRIX CORP ....................            18
     6,400(degree)PHYSICIAN RELIANCE NETWORK, INC ...            84
    12,900(degree)PHYSICIANS RESOURCE GROUP, INC ....             1
     1,600(degree)PROVINCE HEALTHCARE CO ............            57
    20,925(degree)PSS WORLD MEDICAL, INC ............           481
    16,875(degree)QUEST DIAGNOSTICS, INC ............           301
    21,950(degree)QUORUM HEALTH GROUP, INC ..........           284
    12,300(degree)RENAL CARE GROUP, INC .............           354
    19,700(degree)SUN HEALTHCARE GROUP, INC .........           129
    91,473(degree)TENET HEALTHCARE CORP .............         2,401
    20,610(degree)TOTAL RENAL CARE HOLDINGS, INC ....           609
     2,800(degree)UNITED PAYORS & UNITED PROVIDERS, INC          80
    10,200(degree)UNIVERSAL HEALTH SERVICES, INC ....           529
    12,615(degree)VENCOR, INC .......................            57
                                                         ----------
                                                             20,947
                                                         ----------
 HEAVY CONSTRUCTION, EXCEPT BUILDING--0.05%
     2,900(degree)DYCOM INDUSTRIES, INC .............           166
    21,052       FLUOR CORP .........................           896
    12,600       FOSTER WHEELER CORP ................           166
     4,000       GRANITE CONSTRUCTION, INC ..........           134
     7,200(degree)INSITUFORM TECHNOLOGIES, INC (CLASS A)        104
     2,700(degree)MASTEC, INC .......................            57
     6,984(degree)MORRSION KNUDSEN CORP .............            68
     3,800(degree)OMNIAMERICA, INC ..................           122
                                                         ----------
                                                              1,713
                                                         ----------
 HOLDING AND OTHER INVESTMENT OFFICES--1.09%
       700(degree)ALEXANDERS, INC ...................            55
    27,500       AMB PROPERTY CORP ..................           605
     2,500(degree)AMERCO ............................            70
    11,400       AMERICAN HEALTH PROPERTIES, INC ....           235
     2,900(degree)ANTHRACITE CAPITAL, INC ...........            23
    29,800       APARTMENT INVESTMENT &
                  MANAGEMENT CO .....................         1,108
    63,279       ARCHSTONE COMMUNITIES TRUST ........         1,281
     2,200(degree)ASSOCIATED ESTATES REALTY CORP ....            26
    26,522       AVALONBAY COMMUNITIES, INC .........           908
     1,500       BEDFORD PROPERTY INVESTORS, INC ....            25
    11,600       BOSTON PROPERTIES, INC .............           354
     2,300(degree)BOYKIN LODGING CO .................            28
     3,870       BRADLEY REAL ESTATE, INC ...........            79
     8,000       BRANDYWINE REALTY TRUST ............           143
    15,000       BRE PROPERTIES, INC (CLASS A) ......           371
     3,200       BURNHAM PACIFIC PROPERTIES, INC ....            39
    23,900       CAMDEN PROPERTY TRUST ..............           621
     3,400       CAPITAL AUTOMOTIVE REIT ............            51
    42,272       CAPSTEAD MORTGAGE CORP .............           174

                       See notes to financial statements.

                                                            VALUE
     SHARES                                                 (000)
     ------                                                 -----
 HOLDING AND OTHER INVESTMENT OFFICES--(CONTINUED)
    17,600       CARRAMERICA REALTY CORP ............    $      422
     9,400       CBL & ASSOCIATES PROPERTIES, INC ...           243
     5,000       CCA PRISON REALTY TRUST ............           103
     1,400       CENTERPOINT PROPERTIES CORP ........            47
     1,000(degree)CENTERTRUST RETAIL PROPERTIES, INC             12
     1,300(degree)CHARLES E. SMITH RESIDENTIAL REALTY            42
    13,900       CHATEAU PROPERTIES, INC ............           407
     1,600       CHELSEA GCA REALTY, INC ............            57
     6,600(degree)COAST FEDERAL LITIGATION
                  CONTINGENT RTS ....................            44
     9,500       COLONIAL PROPERTIES TRUST ..........           253
    26,900       CORNERSTONE PROPERTIES, INC ........           420
    10,072       COUSINS PROPERTIES, INC ............           325
    36,100       CRESCENT REAL ESTATE EQUITIES CO ...           830
     1,040(degree)CRESECENT OPERATING, INC ..........             5
    16,091      xCRIIMI MAE, INC ....................            56
    24,800       DEVELOPERS DIVERSIFIED REALTY CORP .           440
    33,684       DUKE REALTY INVESTMENTS, INC .......           783
    23,553       DYNEX CAPITAL, INC .................           109
     2,000       ENTERTAINMENT PROPERTIES TRUST .....            34
     3,600       EQUITY INNS, INC ...................            35
    67,909       EQUITY OFFICE PROPERTIES TRUST .....         1,630
    31,968       EQUITY RESIDENTIAL PROPERTIES TRUST CO       1,293
    13,400       FEDERAL REALTY INVESTMENT TRUST ....           317
    29,604       FELCOR LODGING TRUST, INC ..........           683
    17,300       FIRST INDUSTRIAL REALTY TRUST, INC .           464
     3,200(degree)FIRST UNION REAL ESTATE INVESTMENTS            19
    22,852       FRANCHISE FINANCE CORP OF AMERICA ..           548
     2,900       GABLES RESIDENTIAL TRUST ...........            67
    10,500       GENERAL GROWTH PROPERTIES, INC .....           398
     1,300(degree)GETTY REALTY HOLDINGS CORP ........            19
    10,500       GLENBOROUGH REALTY TRUST, INC ......           214
    12,100       GLIMCHER REALTY TRUST ..............           190
       500       GOLF TRUST OF AMERICA, INC .........            14
       900       GREAT LAKES REIT, INC ..............            14
    10,200       HEALTH CARE PROPERTY INVESTORS, INC            314
     6,142       HEALTH CARE REIT, INC ..............           159
     9,200       HEALTHCARE REALTY TRUST, INC .......           205
    26,000       HIGHWOODS PROPERTIES, INC ..........           670
     2,400(degree)HOME PROPERTIES OF NEW YORK, INC ..            62
    15,600       HOSPITALITY PROPERTIES TRUST .......           376
    46,200       HRPT PROPERTIES TRUST ..............           650
     1,800(degree)IMPAC MORTGAGE HOLDINGS, INC ......             8
     6,700       IMPERIAL CREDIT COMMERCIAL
                  MORTGAGE INVESTMENT CORP ..........            63
    45,546       INDYMAC MORTGAGE HOLDINGS, INC .....           481
     3,800       INNKEEPERS U.S.A. TRUST ............            45
     2,300       IRT PROPERTY CO ....................            23
     3,800       IRVINE APARTMENT COMMUNITIES, INC ..           121
    12,150       JDN REALTY CORP ....................           262
    11,200       KILROY REALTY CORP .................           258
    18,450       KIMCO REALTY CORP ..................           732
     2,700       KOGER EQUITY, INC ..................            46
     2,200       LEXINGTON CORPORATE
                  PROPERTIES TRUST ..................            28
    29,200       LIBERTY PROPERTY TRUST CO ..........           719
     3,300       LTC PROPERTIES, INC ................            55
    11,700       MACERICH CO ........................           300
    18,700       MACK-CALI REALTY CORP ..............           577
     8,800       MANUFACTURED HOME
                  COMMUNITIES, INC ..................           221
    36,163       MEDITRUST CORP PAIRED ..............           547
     4,300       MERIDIAN INDUSTRIAL TRUST, INC .....           101
    13,900       MERISTAR HOSPITALITY CORP ..........           258
       676(degree)MERRY LAND PROPERTIES, INC ........             2
       600       MGI PROPERTIES, INC ................            17
     2,400       MILLS CORP .........................            48
     1,900       NATIONAL GOLF PROPERTIES, INC ......            55
     7,400       NATIONAL HEALTH INVESTORS, INC .....           183
    17,100       NATIONWIDE HEALTH PROPERTIES, INC ..           369
    30,291       NEW PLAN EXCEL REALTY TRUST ........           672
     7,300       OMEGA HEALTHCARE INVESTORS, INC ....           220
       700       PARKWAY PROPERTIES, INC ............            22
    38,282       PATRIOT AMERICAN HOSPITALITY, INC ..           230
     7,000(degree)PEC ISRAEL ECONOMIC CORP ..........           201
    13,900       POST PROPERTIES, INC ...............           534
    21,600       PRENTISS PROPERTIES TRUST ..........           482
     2,800       PRIME RETAIL, INC ..................            27
    21,263       PROLOGIS TRUST .....................           441
     3,100       PS BUSINESS PARKS, INC .............            74
    33,500       PUBLIC STORAGE, INC ................           907
    20,700       REALTY INCOME CORP .................           515
    11,700       RECKSON ASSOCIATES REALTY CORP .....           260
     5,303       REDWOOD TRUST, INC .................            74
    11,700       RFS HOTEL INVESTORS, INC ...........           143
    10,700       SHURGARD STORAGE CENTERS, INC ......           276
    40,356       SIMON PROPERTY GROUP, INC ..........         1,150
     3,800       SL GREEN REALTY CORP ...............            82
       700(degree)SOVRAN SELF STORAGE, INC ..........            18
    22,500       SPIEKER PROPERTIES, INC ............           779
    14,700       STARWOOD FINANCIAL TRUST ...........           882
    53,806       STARWOOD HOTELS & RESORTS TRUST ....         1,221
     3,200(degree)STORAGE TRUST REALTY ..............            75
    11,400       STORAGE U.S.A., INC ................           368
       700(degree)SUMMIT PROPERTIES, INC ............            12
       500       SUN COMMUNITIES, INC ...............            17
     7,548       SUNSTONE HOTEL INVESTORS, INC ......            71
       500       TANGER FACTORY OUTLET CENTERS, INC .            11
    17,000       TAUBMAN CENTERS, INC ...............           234
     2,500(degree)THORNBURG MORTGAGE ASSET CORP .....            19
     1,800       TOWER REALTY TRUST, INC ............            36
     1,000       TOWN & COUNTRY TRUST ...............            16
     6,700       TRINET CORPORATE REALTY TRUST, INC .           179
     2,100       U.S. RESTAURANT PROPERTIES, INC ....            51
    55,918       UNITED DOMINION REALTY TRUST, INC ..           577
     1,000       URBAN SHOPPING CENTERS, INC ........            33
    17,315(degree)VENTAS, INC .......................           211
       975(degree)VORNADO OPERATING CO ..............             8
    19,500       VORNADO REALTY TRUST ...............           658
     1,600(degree)WALDEN RESIDENTIAL PROPERTIES, INC             33
    21,400       WASHINGTON REAL ESTATE
                  INVESTMENT TRUST ..................           399
     3,600       WEEKS CORP .........................           101
     8,900       WEINGARTEN REALTY INVESTORS, INC ...           397
     8,100(degree)WELLSFORD REAL PROPERTIES, INC ....            84
     2,700       WESTERN INVESTMENT REAL
                  ESTATE TRUST ......................            32
    13,000       WESTFIELD AMERICA, INC .............           224
                                                         ----------
                                                             37,744
                                                         ----------
 HOTELS AND OTHER LODGING PLACES--0.25%
     9,300(degree)AZTAR CORP ........................            47
     4,675(degree)BRISTOL HOTELS & RESORTS, INC .....            29
   258,667(degree)CENDANT CORP ......................         4,931
    14,600(degree)CHOICE HOTELS INTERNATIONAL, INC ..           200
    24,676(degree)CIRCUS CIRCUS ENTERPRISES, INC ....           282
     4,510(degree)CRESTLINE CAPITAL CORP ............            66

                       See notes to financial statements.

                                                            VALUE
     SHARES                                                 (000)
     ------                                                 -----
 HOTELS AND OTHER LODGING PLACES--(CONTINUED)
    17,800(degree)EXTENDED STAY AMERICA, INC ........    $      187
    54,302       HILTON HOTELS CORP .................         1,039
     9,046(degree)HOMESTEAD VILLAGE, INC ............            41
     7,000(degree)LODGIAN, INC ......................            34
     1,500(degree)MARCUS CORP .......................            24
    13,900(degree)MERISTAR HOTELS & RESORTS, INC ....            36
     3,171(degree)MGM GRAND, INC ....................            86
     3,600(degree)PRIMADONNA RESORTS, INC ...........            32
    21,300(degree)PRIME HOSPITALITY CORP ............           225
    24,287(degree)PROMUS HOTEL CORP .................           786
     8,500(degree)RED ROOF INNS, INC ................           143
       500(degree)SUBURBAN LODGES OF AMERICA, INC ...             4
     7,833(degree)SUNBURST HOSPITALITY CORP .........            33
     7,700(degree)SUNTERRA CORP .....................           116
     5,100(degree)TRUMP HOTEL & CASINO RESORT, INC ..            19
     7,600(degree)VAIL RESORTS, INC .................           167
     3,900(degree)VISTANA, INC ......................            55
                                                         ----------
                                                              8,582
                                                         ----------
 INDUSTRIAL MACHINERY AND EQUIPMENT--7.25%
   108,240(degree)3COM CORP .........................         4,851
     7,200(degree)3DFX INTERACTIVE, INC .............            91
    31,450(degree)ADAPTEC, INC ......................           552
     1,000(degree)AG-CHEM EQUIPMENT CO, INC .........            11
    21,000       AGCO CORP ..........................           165
     2,376       ALAMO GROUP, INC ...................            27
     2,200       ALLIED PRODUCTS CORP ...............            14
    19,927(degree)AMERICAN STANDARD COS, INC ........           717
     4,000(degree)APEX PC SOLUTIONS, INC ............           116
    40,100(degree)APPLE COMPUTER, INC ...............         1,642
   111,260(degree)APPLIED MATERIALS, INC ............         4,749
    13,820       APPLIED POWER, INC (CLASS A) .......           522
     1,400(degree)ASTEC INDUSTRIES, INC .............            78
     2,300(degree)ASYST TECHNOLOGIES, INC ...........            47
     4,700(degree)ATMI, INC .........................           119
    12,600(degree)AUSPEX SYSTEMS, INC ...............            55
    10,100(degree)AUTOTOTE CORP (CLASS A) ...........            20
    85,135       BAKER HUGHES, INC ..................         1,506
    10,500(degree)BANCTEC, INC ......................           132
     3,900(degree)BELL & HOWELL CO ..................           147
    26,273       BLACK & DECKER CORP ................         1,473
     5,900(degree)BLACK BOX CORP ....................           223
    29,093       BRUNSWICK CORP .....................           720
    10,100(degree)C-CUBE MICROSYSTEMS, INC ..........           274
    37,576(degree)CABLETRON SYSTEMS, INC ............           315
     2,238       CASCADE CORP .......................            35
    21,000       CASE CORP ..........................           458
   108,808       CATERPILLAR, INC ...................         5,005
    18,400(degree)CIRRUS LOGIC, INC .................           181
   477,755(degree)CISCO SYSTEMS, INC ................        44,342
    14,100(degree)COLTEC INDUSTRIES, INC ............           275
     2,700       COLUMBUS MCKINNON CORP .............            49
   517,710       COMPAQ COMPUTER CORP ...............        21,711
    14,414(degree)COOPER CAMERON CORP ...............           353
    20,500(degree)COPYTELE, INC .....................            26
     9,800       CUMMINS ENGINE CO, INC .............           348
     2,200(degree)CUNO, INC .........................            36
     2,500(degree)CYLINK CORP .......................             9
    16,400(degree)DATA GENERAL CORP .................           270
    71,217       DEERE & CO .........................         2,359
   326,180(degree)DELL COMPUTER CORP ................        23,872
     5,100(degree)DETROIT DIESEL CORP ...............           106
     2,100(degree)DIALOGIC CORP .....................            41
     7,500(degree)DIAMOND MULTIMEDIA SYSTEMS, INC ...            48
    19,875       DIEBOLD, INC .......................           709
     3,000(degree)DIGI INTERNATIONAL, INC ...........            33
    10,000       DONALDSON CO, INC ..................           208
    65,500       DOVER CORP .........................         2,399
       400(degree)DRIL-QUIP, INC ....................             7
     2,600       DT INDUSTRIES, INC .................            41
     8,500(degree)ELECTROGLAS, INC ..................           100
   151,138(degree)EMC CORP ..........................         12,847
     6,700(degree)ENCAD, INC ........................            24
     2,700(degree)ESTERLINE CORP ....................            59
     6,100(degree)ETEC SYSTEMS, INC .................           244
    17,300(degree)EXABYTE CORP ......................            95
     4,600(degree)FEDDERS CORP ......................            27
    13,705       FLOWSERVE CORP .....................           227
    11,000(degree)FSI INTERNATIONAL, INC ............           114
       800(degree)GARDNER DENVER, INC ...............            12
    20,730(degree)GATEWAY 2000, INC .................         1,061
       300(degree)GLEASON CORP ......................             5
    15,100(degree)GLOBAL INDUSTRIAL TECHNOLOGIES, INC           161
     5,550       GRACO, INC .........................           164
    15,200       HARNISCHFEGER INDUSTRIES, INC ......           155
   267,267       HEWLETT-PACKARD CO .................        18,258
     3,000(degree)HORIZON OFFSHORE, INC .............            17
    18,800       HUSSMANN INTERNATIONAL, INC ........           364
       100(degree)HYPERCOM CORP .....................             1
     7,900       IDEX CORP ..........................           194
    11,100(degree)IN FOCUS SYSTEMS, INC .............            99
    47,800       INGERSOLL-RAND CO ..................         2,244
     5,900(degree)INTEGRATED PROCESS EQUIPMENT CORP .            63
   282,428      *INTERNATIONAL BUSINESS MACHINES CORP        52,179
    82,061(degree)IOMEGA CORP .......................           600
     6,200(degree)IONICS, INC .......................           186
    12,100       JLG INDUSTRIES, INC ................           189
       500(degree)JTS CORP ..........................             0
     9,800       KAYDON CORP ........................           393
    10,013       KENNAMETAL, INC ....................           213
     1,700(degree)KRONOS, INC .......................            75
     6,600(degree)KULICHE & SOFFA INDUSTRIES, INC ...           117
    10,700(degree)LAM RESEARCH CORP .................           191
    18,300(degree)LEXMARK INTERNATIONAL GROUP (CLASS A)       1,839
     6,200       LINCOLN ELECTRIC HOLDINGS CO .......           138
     1,600       LINDSAY MANUFACTURING CO ...........            24
     4,900       MANITOWOC, INC .....................           217
     9,700(degree)MICRON ELECTRONICS, INC ...........           168
     3,900(degree)MICROS SYSTEMS, INC ...............           128
     9,900       MILACRON, INC ......................           191
   120,700       MINNESOTA MINING & MANUFACTURING CO          8,585
     4,700(degree)MTI TECHNOLOGY CORP ...............            21
     2,600       NACCO INDUSTRIES, INC (CLASS A) ....           239
     4,200(degree)NATIONAL INSTRUMENTS CORP .........           143
     7,500(degree)NETWORK EQUIPMENT TECHNOLOGIES, INC            77
     3,900       NORDSON CORP .......................           200
    10,000(degree)NOVELLUS SYSTEMS, INC .............           495
     4,100       OMNIQUIP INTERNATIONAL, INC ........            62
    35,200       PALL CORP ..........................           891
     8,625(degree)PAXAR CORP ........................            77
    10,800       PENTAIR, INC .......................           430
    81,400       PITNEY BOWES, INC ..................         5,377
     6,700(degree)PRESSTEK, INC .....................            46
     4,500(degree)PRI AUTOMATION, INC ...............           117
    44,735(degree)QUANTUM CORP ......................           951

                       See notes to financial statements.

                                                            VALUE
     SHARES                                                 (000)
     ------                                                 -----
 INDUSTRIAL MACHINERY AND EQUIPMENT--(CONTINUED)
     8,500       ROPER INDUSTRIES, INC ..............    $      173
     6,400(degree)SANDISK CORP ......................            90
    72,917(degree)SEAGATE TECHNOLOGY, INC ...........         2,206
    11,750(degree)SECURITY DYNAMICS TECHNOLOGIES, INC           270
    12,200(degree)SEQUENT COMPUTER SYSTEMS, INC .....           147
     6,000(degree)SHIVA CORP ........................            34
    53,068(degree)SILICON GRAPHICS, INC .............           683
     8,800(degree)SILICON VALLEY GROUP, INC .........           112
     6,050(degree)SLI, INC ..........................           168
    14,600(degree)SMITH INTERNATIONAL, INC ..........           368
     1,200(degree)SPECIALTY EQUIPMENT COS, INC ......            32
     2,600(degree)SPEEDFAM INTERNATIONAL, INC .......            45
     7,300(degree)SPLASH TECHNOLOGY HOLDINGS, INC ...            54
    10,900       STANDEX INTERNATIONAL CORP .........           286
    29,200(degree)STORAGE TECHNOLOGY CORP ...........         1,038
    17,250       SYMBOL TECHNOLOGIES, INC ...........         1,103
     8,400       TECUMSEH PRODUCTS CO (CLASS A) .....           392
     6,800(degree)TELXON CORP .......................            94
     2,000       TENNANT CO .........................            80
    46,030       TENNECO, INC .......................         1,568
     5,460(degree)TEREX CORP ........................           156
     3,700(degree)THERMO FIBERTEK, INC ..............            26
    12,963       TIMKEN CO ..........................           245
     4,400       TORO CO ............................           125
    27,706       TYCO INTERNATIONAL LTD .............         2,090
    48,756(degree)U.S. FILTER CORP ..................         1,115
     3,700(degree)ULTRATECH STEPPER, INC ............            59
    77,274(degree)UNISYS CORP .......................         2,661
    19,300(degree)UNOVA, INC ........................           350
    18,700(degree)VARCO INTERNATIONAL, INC ..........           145
     7,700       VARIAN ASSOCIATES, INC .............           292
     5,400(degree)VISUAL NETWORKS, INC ..............           203
     4,738       WATSCO, INC ........................            79
    25,800(degree)WESTERN DIGITAL CORP ..............           389
     6,400(degree)XIRCOM, INC .......................           218
    10,800       YORK INTERNATIONAL CORP ............           441
     6,700(degree)ZEBRA TECHNOLOGY CORP .............           193
                                                         ----------
                                                            250,311
                                                         ----------
 INSTRUMENTS AND RELATED PRODUCTS--2.25%
     4,636(degree)ACUSON CORP .......................            69
     4,800(degree)ADAC LABORATORIES, INC ............            96
     1,300(degree)ADE CORP ..........................            17
     8,200(degree)AFFYMETRIX, INC ...................           200
     8,400(degree)ALARIS MEDICAL, INC ...............            49
       700(degree)ANACOMP, INC ......................            13
       400(degree)ANALOGIC CORP .....................            15
     4,400       ARROW INTERNATIONAL, INC ...........           138
    13,100(degree)ARTERIAL VASCULAR ENGINEERING, INC            688
    10,200(degree)AVID TECHNOLOGIES, INC ............           238
     7,500       BALLARD MEDICAL PRODUCTS CO ........           182
    16,313       BARD (C.R.), INC ...................           807
    15,200       BAUSCH & LOMB, INC .................           912
    85,113       BAXTER INTERNATIONAL, INC ..........         5,474
     2,200       BAXTER INTERNATIONAL, INC RTS ......             0
    11,500       BECKMAN COULTER, INC ...............           624
    74,078       BECTON DICKINSON & CO ..............         3,162
       633(degree)BIO-RAD LABORATORIES, INC (CLASS A)            13
    29,400       BIOMET, INC ........................         1,183
    73,942(degree)BOSTON SCIENTIFIC CORP ............         1,983
     1,600     x(degree)CELLPRO, INC ................             0
    24,166(degree)CHYRON CORP .......................            45
       800(degree)CLOSURE MEDICAL CORP ..............            24
    13,300(degree)CNS, INC ..........................            46
    10,100(degree)COGNEX CORP .......................           202
     5,600(degree)COHERENT, INC .....................            70
     2,100       COHU, INC ..........................            46
     5,300(degree)COLE NATIONAL CORP (CLASS A) ......            91
     2,600(degree)CONMED CORP .......................            86
     3,600(degree)COOPER COS, INC ...................            74
     6,500(degree)CREDENCE SYSTEMS CORP .............           120
     7,600(degree)CYMER, INC ........................           111
     4,500(degree)CYTYC CORP ........................           116
     9,300(degree)DATASCOPE CORP ....................           214
    12,500       DENTSPLY INTERNATIONAL, INC ........           322
     9,000(degree)DIONEX CORP .......................           330
     4,900(degree)DYNATECH CORP .....................            13
    97,919       EASTMAN KODAK CO ...................         7,050
     1,800(degree)FOSSIL, INC .......................            52
     6,283       FRESENIUS MEDICAL CARE AG. ADR .....           148
    12,800(degree)GENRAD, INC .......................           202
    45,306       GUIDANT CORP .......................         4,995
     9,000(degree)HAEMONETICS CORP ..................           205
     3,300(degree)HANGER ORTHOPEDIC GROUP, INC ......            74
     1,700(degree)HOLOGIC, INC ......................            21
    37,100       HONEYWELL, INC .....................         2,794
    13,800(degree)INPUT/OUTPUT, INC .................           101
     8,800       INVACARE CORP ......................           211
     3,200(degree)ISOLYSER CO, INC ..................             3
    22,000       JOHNSON CONTROLS, INC ..............         1,298
    26,200(degree)KLA-TENCOR CORP ...................         1,136
     9,100(degree)LITTON INDUSTRIES, INC ............           594
    24,500(degree)LTX CORP ..........................            63
     3,000(degree)MAXXIM MEDICAL, INC ...............            89
   140,763       MEDTRONIC, INC .....................        10,452
     7,700       MENTOR CORP ........................           180
    10,888(degree)METTLER-TOLEDO INTERNATIONAL, INC .           306
    16,100       MILLIPORE CORP .....................           458
       300(degree)MINE SAFETY APPLIANCE CO ..........            21
     2,000(degree)MINIMED, INC ......................           210
     1,300       MOVADO GROUP, INC ..................            35
     2,000       MTS SYSTEMS CORP ...................            27
     1,200(degree)NOVOSTE CORP ......................            34
     6,900(degree)OAKLEY, INC .......................            65
     1,800(degree)OCULAR SCIENCES, INC ..............            48
     2,700(degree)OEC MEDICAL SYSTEMS, INC ..........            85
     1,100(degree)PERCLOSE, INC .....................            36
    14,200       PERKIN-ELMER CORP ..................         1,385
     3,100(degree)PINNACLE SYSTEMS, INC .............           111
    10,100       POLAROID CORP ......................           189
    26,588       RAYTHEON CO (CLASS A) ..............         1,374
    74,500       RAYTHEON CO (CLASS B) ..............         3,967
     3,100(degree)RESMED, INC .......................           141
     8,100(degree)RESPIRONICS, INC ..................           162
     1,800(degree)SABRATEK CORP .....................            29
     2,900(degree)SCOTT TECHNOLOGIES, INC ...........            48
     9,800(degree)SEPRACOR, INC .....................           864
     7,000(degree)SOFAMOR DANEK GROUP, INC ..........           852
     8,500(degree)SOLA INTERNATIONAL, INC ...........           147
     7,333(degree)SONOSITE, INC .....................            76
    24,512(degree)ST. JUDE MEDICAL, INC .............           679
    18,420(degree)STERIS CORP .......................           524
    21,200       STRYKER CORP .......................         1,167
    18,950(degree)SUMMIT TECHNOLOGY, INC ............            83
    12,700(degree)SUNRISE MEDICAL, INC ..............           158
    28,600(degree)SYBRON INTERNATIONAL CORP .........           778

                       See notes to financial statements.

                                                            VALUE
     SHARES                                                 (000)
     ------                                                 -----
 INSTRUMENTS AND RELATED PRODUCTS--(CONTINUED)
    12,300(degree)TAVA TECHNOLOGIES, INC ............    $       94
    14,750       TEKTRONIX, INC .....................           443
    25,500(degree)TERADYNE, INC .....................         1,081
     7,500(degree)THERMEDICS, INC ...................            81
     5,800(degree)THERMO CARDIOSYSTEMS, INC .........            61
    48,650(degree)THERMO ELECTRON CORP ..............           824
     3,968(degree)THERMO INSTRUMENT SYSTEMS, INC ....            60
     2,300(degree)THERMO OPTEK CORP .................            20
    11,422(degree)THERMO VISION CORP ................            36
     4,100(degree)THERMOQUEST CORP ..................            53
     2,600(degree)THERMOTREX CORP ...................            22
     9,400(degree)TRIMBLE NAVIGATION LTD ............            68
     2,900(degree)VEECO INSTRUMENTS, INC ............           154
     2,000(degree)VENTANA MEDICAL SYSTEMS, INC ......            43
     3,800(degree)VISX, INC .........................           332
     7,000(degree)VIVUS, INC ........................            18
     8,800(degree)WATERS CORP .......................           768
     2,300(degree)WESLEY JESSEN VISIONCARE, INC .....            64
    15,600       X RITE, INC ........................           121
    99,000       XEROX CORP .........................        11,682
     1,950(degree)XOMED SURGICAL PRODUCTS, INC ......            62
                                                         ----------
                                                             77,587
                                                         ----------
 INSURANCE AGENTS, BROKERS AND SERVICE--0.15%
     1,100       BALDWIN & LYONS, INC (CLASS B) .....            27
     2,772       BLANCH (E.W.) HOLDINGS, INC ........           131
     5,859       CRAWFORD & CO (CLASS B) ............            90
    17,200(degree)FIRST HEALTH GROUP CORP ...........           285
     4,600       GALLAGHER (ARTHUR J.) & CO .........           203
     2,200       HILB, ROGAL & HAMILTON CO ..........            44
    75,380       MARSH & MCLENNAN COS, INC ..........         4,405
     2,000       POE & BROWN, INC ...................            70
                                                         ----------
                                                              5,255
                                                         ----------
 INSURANCE CARRIERS--4.95%
    22,400       20TH CENTURY INDUSTRIES ............           519
     5,983(degree)ACCEPTANCE INSURANCE COS, INC .....           121
     7,226       AEGON NV ARS .......................           883
    41,594       AETNA, INC .........................         3,270
    79,940       AFLAC, INC .........................         3,517
     6,100       ALFA CORP ..........................           148
     1,300(degree)ALLEGHANY CORP (DELAWARE) .........           244
    17,356       ALLMERICA FINANCIAL CORP ...........         1,004
   232,516       ALLSTATE CORP ......................         8,981
    16,363       AMBAC FINANCIAL GROUP, INC .........           985
     4,100       AMERICAN ANNUITY GROUP, INC ........            94
    12,600       AMERICAN BANKERS INSURANCE
                  GROUP, INC ........................           610
    14,200       AMERICAN FINANCIAL GROUP, INC ......           623
    79,532       AMERICAN GENERAL CORP ..............         6,203
     4,038       AMERICAN HERITAGE LIFE
                  INVESTMENT CORP ...................            99
   317,415       AMERICAN INTERNATIONAL GROUP, INC ..        30,670
     5,500       AMERICAN MEDICAL SECURITY GROUP ....            79
     1,500       AMERICAN NATIONAL INSURANCE CO .....           124
    10,100(degree)AMERIN CORP .......................           239
     3,800       AMERUS LIFE HOLDINGS, INC (CLASS A)             85
    43,851       AON CORP ...........................         2,428
     6,400       ARGONAUT GROUP, INC ................           157
     6,000       ARM FINANCIAL GROUP, INC (CLASS A) .           133
     9,350       BERKLEY (W.R.) CORP ................           318
        79      (degree)BERKSHIRE HATHAWAY, INC (CLASS A)     5,530
        22      (degree)BERKSHIRE HATHAWAY, INC (CLASS B)        52
     6,000       CAPITAL RE CORP ....................           120
     1,277       CHARTWELL RE CORP ..................            30
     3,900       CHICAGO TITLE CORP .................           183
    49,200       CHUBB CORP .........................         3,192
    63,537       CIGNA CORP .........................         4,912
    46,509       CINCINNATI FINANCIAL CORP ..........         1,703
   691,771       CITIGROUP, INC .....................        34,243
     6,900       CMAC INVESTMENT CORP ...............           317
     9,000(degree)CNA FINANCIAL CORP ................           362
     5,018       CNA SURETY CORP ....................            79
     7,900       COMMERCE GROUP, INC ................           280
    93,377       CONSECO, INC .......................         2,854
     8,115(degree)DELPHI FINANCIAL GROUP, INC .......           426
    11,000       ENHANCE FINANCIAL SERVICES GROUP, INC          330
    26,700       EQUITABLE COS, INC .................         1,545
    19,000       ERIE INDEMNITY CO (CLASS A) ........           594
    13,200       EVEREST REINSURANCE HOLDINGS, INC ..           514
     3,800       EXECUTIVE RISK, INC ................           209
     9,400       FBL FINANCIAL GROUP, INC (CLASS A) .           228
     6,490       FIDELITY NATIONAL FINANCIAL, INC ...           198
    10,200       FINANCIAL SECURITY ASSURANCE
                  HOLDINGS LTD ......................           553
    13,800       FIRST AMERICAN FINANCIAL CORP ......           443
     5,300       FOREMOST CORP OF AMERICA ...........           111
    31,371(degree)FOUNDATION HEALTH SYSTEMS (CLASS A)           374
     1,800(degree)FPIC INSURANCE GROUP, INC .........            86
    14,400       FREMONT GENERAL CORP ...............           356
     9,570       FRONTIER INSURANCE GROUP, INC ......           123
     4,700       HARLEYSVILLE GROUP, INC ............           121
    65,900       HARTFORD FINANCIAL SERVICES
                  GROUP, INC ........................         3,616
    10,900       HARTFORD LIFE, INC (CLASS A) .......           635
    10,700       HCC INSURANCE HOLDINGS, INC ........           189
     9,150(degree)HIGHLANDS INSURANCE GROUP, INC ....           120
    14,600       HORACE MANN EDUCATORS CORP .........           416
     8,550       HSB GROUP, INC .....................           351
    46,675(degree)HUMANA, INC .......................           831
    31,175       JEFFERSON-PILOT CORP ...............         2,338
       100(degree)KANSAS CITY LIFE INSURANCE CO .....             8
     4,100       LANDAMERICA FINANCIAL GROUP, INC ...           229
     4,300       LIBERTY CORP .......................           212
     4,800       LIBERTY FINANCIAL COS, INC .........           130
     2,600       LIFE U.S.A. HOLDINGS, INC ..........            33
    29,200       LINCOLN NATIONAL CORP ..............         2,389
    21,466       LOEWS CORP .........................         2,109
     1,200(degree)MARKEL CORP .......................           217
    11,800(degree)MAXICARE HEALTH PLANS, INC ........            63
    29,494       MBIA, INC ..........................         1,934
     7,569(degree)MEDICAL ASSURANCE, INC ............           250
     7,400       MERCURY GENERAL CORP ...............           324
    33,500       MGIC INVESTMENT CORP ...............         1,334
    11,900      (degree)MID ATLANTIC MEDICAL SERVICES, INC      117
     2,200       MMI COS, INC .......................            37
     8,700       NAC RE CORP ........................           408
     7,300       NATIONWIDE FINANCIAL SERVICES, INC
                  (CLASS A) .........................           377
     8,600       OHIO CASUALTY CORP .................           354
    40,425       OLD REPUBLIC INTERNATIONAL CORP ....           910
     8,800       ORION CAPITAL CORP .................           350
    24,800(degree)OXFORD HEALTH PLANS, INC ..........           369
       824(degree)PACIFICARE HEALTH SYSTEMS, INC (CLASS A)       60
    10,579(degree)PACIFICARE HEALTH SYSTEMS, INC (CLASS B)      841
       300(degree)PENN TREATY AMERICAN CORP .........             8

                       See notes to financial statements.

                                                            VALUE
     SHARES                                                 (000)
     ------                                                 -----
 INSURANCE CARRIERS--(CONTINUED)
    10,300       PENNCORP FINANCIAL GROUP, INC ......    $       10
     1,000       PMA CAPITAL CORP (CLASS A) .........            20
     6,200       PMI GROUP, INC .....................           306
    12,800       PRESIDENTIAL LIFE CORP .............           254
    12,916       PROGRESSIVE CORP ...................         2,188
    16,900       PROTECTIVE LIFE CORP ...............           673
    24,708       PROVIDENT COS, INC .................         1,025
     1,700       PXRE CORP ..........................            43
     8,800       REINSURANCE GROUP OF AMERICA, INC ..           616
    17,700       RELIANCE GROUP HOLDINGS, INC .......           228
    26,301       RELIASTAR FINANCIAL CORP ...........         1,213
     2,600(degree)RISK CAPITAL HOLDINGS, INC ........            57
     1,000       RLI CORP ...........................            33
    40,800       SAFECO CORP ........................         1,752
     2,600       SCPIE HOLDINGS, INC ................            79
     9,200       SELECTIVE INSURANCE GROUP, INC .....           185
     7,200(degree)SIERRA HEALTH SERVICES, INC .......           152
    68,181       ST. PAUL COS, INC ..................         2,369
     2,600       STATE AUTO FINANCIAL CORP ..........            32
     1,500       STEWART INFORMATION SERVICES CORP ..            87
    45,965       SUNAMERICA, INC ....................         3,729
    12,900       TIG HOLDINGS, INC ..................           201
    41,600       TORCHMARK CORP .....................         1,469
    17,800       TRANSAMERICA CORP ..................         2,056
     5,250       TRANSATLANTIC HOLDINGS, INC ........           397
    15,200       TRAVELERS PROPERTY CASUALTY CORP ...           471
     2,300       TRENWICK GROUP, INC ................            75
     3,000(degree)TRIAD GUARANTY, INC ...............            66
    12,400(degree)TRIGON HEALTHCARE, INC ............           463
    10,300(degree)UICI ..............................           252
       600       UNITED FIRE & CASULTY CO ...........            20
    50,900       UNITED HEALTHCARE CORP .............         2,192
     5,500       UNITED WISCONSIN SERVICES, INC .....            48
     8,000       UNITRIN, INC .......................           574
    41,200       UNUM CORP ..........................         2,405
     5,400       VESTA INSURANCE GROUP, INC .........            32
    20,434(degree)WELLPOINT HEALTH NETWORKS, INC ....         1,778
                                                         ----------
                                                            170,711
                                                         ----------
 LEATHER AND LEATHER PRODUCTS--0.02%
    19,000       JUSTIN INDUSTRIES, INC .............           249
     8,400(degree)NINE WEST GROUP, INC ..............           131
     2,134(degree)SAMSONITE CORP ....................            12
    10,500       STRIDE RITE CORP ...................            92
     1,000(degree)TIMBERLAND CO .....................            46
    17,362       WOLVERINE WORLD WIDE, INC ..........           230
                                                         ----------
                                                                760
                                                         ----------
 LEGAL SERVICES--0.01%
    12,900(degree)PREPAID LEGAL SERVICES, INC .......           426
                                                         ----------
 LOCAL AND INTERURBAN PASSENGER TRANSIT--0.01%
     8,000      (degree)COACH U.S.A., INC ...........           278
    10,180(degree)GREYHOUND LINES, INC ..............            60
     2,600(degree)RURAL/METRO CORP ..................            28
                                                         ----------
                                                                366
                                                         ----------
 LUMBER AND WOOD PRODUCTS--0.20%
     1,400(degree)ABT BUILDING PRODUCTS CORP ........            14
     1,700(degree)AMERICAN HOMESTAR CORP ............            26
     6,177       CAVALIER HOMES, INC ................            70
    12,100(degree)CHAMPION ENTERPRISES, INC .........           331
    28,520       CLAYTON HOMES, INC .................           394
    14,857       DELTIC TIMBER CORP .................           303
    27,300       GEORGIA-PACIFIC CORP
                  (PACKAGING GROUP) .................         1,599
    31,800       LOUISIANA PACIFIC CORP .............           582
    12,200       OAKWOOD HOMES CORP .................           185
     8,750(degree)PALM HARBOR HOMES, INC ............           220
     6,400       TJ INTERNATIONAL, INC ..............           164
     2,400       UNIVERSAL FOREST PRODUCTS, INC .....            48
    58,597       WEYERHAEUSER CO ....................         2,977
                                                         ----------
                                                              6,913
                                                         ----------
 METAL MINING--0.13%
    67,014       BATTLE MOUNTAIN GOLD CO ............           276
     7,800       CLEVELAND CLIFFS, INC ..............           314
     4,500(degree)COEUR DALENE MINES CORP ...........            21
    38,400       CYPRUS AMAX MINERALS CO ............           384
    17,692       FREEPORT-MCMORAN COPPER &
                  GOLD, INC (CLASS A) ...............           171
    29,233       FREEPORT-MCMORAN COPPER &
                  GOLD, INC (CLASS B) ...............           305
    10,391(degree)GETCHELL GOLD CORP ................           283
    21,400(degree)HECLA MINING CO ...................            78
    55,200       HOMESTAKE MINING CO ................           507
    39,187(degree)KINROSS GOLD CORP .................            91
    49,230       NEWMONT MINING CORP ................           889
    15,400       PHELPS DODGE CORP ..................           783
     7,300(degree)STILLWATER MINING CO ..............           299
   100,000(degree)SUNSHINE MINING & REFINING CO .....            50
                                                         ----------
                                                              4,451
                                                         ----------
 MISCELLANEOUS MANUFACTURING INDUSTRIES--0.15%
    10,000      (degree)BLYTH INDUSTRIES, INC .......           313
     6,600       BRADY CORP (CLASS A) ...............           178
    22,694       CALLAWAY GOLF CO ...................           233
     2,600     x(degree)CML GROUP, INC ..............             0
    32,685       HASBRO, INC ........................         1,181
     8,200(degree)HEXCEL CORP .......................            69
    30,477       INTERNATIONAL GAME TECHNOLOGY CO ...           741
     9,000       JOSTENS, INC .......................           236
     5,500       K2, INC ............................            57
     1,071(degree)LYDALL, INC .......................            13
    86,756       MATTEL, INC ........................         1,979
     3,500(degree)NU KOTE HOLDINGS, INC (CLASS A) ...             0
     2,041       ONEIDA LTD .........................            30
     3,700       RUSS BERRIE & CO, INC ..............            87
       700(degree)STEINWAY MUSICAL INSTRUMENTS, INC .            18
     8,900(degree)WMS INDUSTRIES, INC ...............            66
                                                         ----------
                                                              5,201
                                                         ----------
 MISCELLANEOUS RETAIL--1.09%
     9,400(degree)AMAZON.COM, INC ...................         3,020
    15,700(degree)BARNES & NOBLE, INC ...............           667
     2,500(degree)BARNETT, INC ......................            34
       900       BLAIR CORP .........................            20
    22,767(degree)BORDERS GROUP, INC ................           568
     2,800(degree)BRYLANE, INC ......................            65
     3,769       CASH AMERICA INTERNATIONAL, INC ....            57
     1,750(degree)CDW COMPUTER CENTERS, INC .........           168
     2,700(degree)COLDWATER CREEK, INC ..............            37
    32,790(degree)CORPORATE EXPRESS, INC ............           170
   117,314       CVS CORP ...........................         6,452
     5,136(degree)DUANE READE, INC ..................           198
     4,500       ENESCO GROUP, INC ..................           105
    14,400       FINGERHUT COS, INC .................           222

                       See notes to financial statements.

                                                            VALUE
     SHARES                                                 (000)
     ------                                                 -----
MISCELLANEOUS RETAIL -- (CONTINUED)
INSURANCE CARRIERS--4.95%
     3,000(degree)FRIEDMANS, INC (CLASS A) ..........    $       31
     4,100(degree)GARDEN RIDGE CORP .................            37
     2,300(degree)GENESIS DIRECT, INC ...............            18
     4,600(degree)GLOBAL DIRECTMAIL CORP ............           108
     4,900       HANCOCK FABRICS, INC ...............            41
    25,600(degree)HANOVER DIRECT, INC ...............            88
     5,000(degree)INSIGHT ENTERPRISES, INC ..........           254
     3,500(degree)JO-ANN STORES, INC (CLASS A) ......            56
       800     x(degree)JUMBOSPORTS, INC ............             0
     4,800(degree)LANDS END, INC ....................           129
    11,400       LONGS DRUG STORES CORP .............           428
    10,100(degree)MICHAELS STORES, INC ..............           183
    10,500(degree)MICRO WAREHOUSE, INC ..............           355
    13,200(degree)MSC INDUSTRIAL DIRECT CO (CLASS A)            299
    74,650(degree)OFFICE DEPOT, INC .................         2,757
    37,621(degree)OFFICEMAX, INC ....................           461
    25,900       OMNICARE, INC ......................           900
     1,300(degree)PARTY CITY CORP ...................            19
     6,900(degree)PETCO ANIMAL SUPPLIES, INC ........            69
    34,900(degree)PETSMART, INC .....................           384
    77,945       RITE AID CORP ......................         3,863
     7,500(degree)SCHEIN (HENRY), INC ...............           336
     9,600(degree)SPIEGEL, INC (CLASS A) ............            55
    85,775(degree)STAPLES, INC ......................         3,747
    14,700(degree)SUNGLASS HUT INTERNATIONAL, INC ...           103
     9,250(degree)THE SPORTS AUTHORITY, INC .........            49
     9,206       TIFFANY & CO .......................           478
    77,301(degree)TOYS R US, INC ....................         1,304
     9,431(degree)U.S. OFFICE PRODUCTS CO ...........            37
   151,000       WALGREEN CO ........................         8,843
    14,600(degree)ZALE CORP .........................           471
                                                         ----------
                                                             37,686
                                                         ----------
 MOTION PICTURES--0.57%
     1,000(degree)AMC ENTERTAINMENT, INC ............            21
     1,584(degree)CARMIKE CINEMAS, INC (CLASS A) ....            32
   620,278       DISNEY (WALT) CO ...................        18,608
     8,300(degree)HOLLYWOOD ENTERTAINMENT CORP ......           226
    16,400(degree)KING WORLD PRODUCTIONS, INC .......           483
    21,100(degree)METROMEDIA INTERNATIONAL GROUP, INC           115
     8,800(degree)MOVIE GALLERY, INC ................            63
     5,600(degree)PIXAR, INC ........................           196
    10,000(degree)SPELLING ENTERTAINMENT GROUP, INC .            75
                                                         ----------
                                                             19,819
                                                         ----------
 NONDEPOSITORY INSTITUTIONS--2.19%
     6,100       AAMES FINANCIAL CORP ...............            19
     5,299       ADVANTA CORP (CLASS A) .............            70
   137,112       AMERICAN EXPRESS CO ................        14,020
    16,400(degree)AMERICREDIT CORP ..................           227
    16,550(degree)AMRESCO, INC ......................           145
    14,700(degree)ARCADIA FINANCIAL LTD .............            53
   216,940       ASSOCIATES FIRST CAPITAL CORP ......         9,193
    19,392       CAPITAL ONE FINANCIAL CORP .........         2,230
     6,000       CHARTER MUNICIPAL MORTGAGE
                  ACCEPTANCE ........................            73
     9,800       CIT GROUP, INC (CLASS A) ...........           312
     2,500     x(degree)CITYSCAPE FINANCIAL CORP ....             0
     2,700       CONNING CORP .......................            56
     2,900(degree)CONTIFINANCIAL CORP ...............            21
    32,188       COUNTRYWIDE CREDIT INDUSTRIES, INC .         1,615
     4,800(degree)CREDIT ACCEPTANCE CORP ............            35
     7,000       DORAL FINANCIAL CORP ...............           155
       700(degree)DVI, INC ..........................            13
       400(degree)FEDERAL AGRICULTURAL
                  MORTGAGE CORP (CLASS C) ...........            15
   313,195       FEDERAL NATIONAL MORTGAGE
                  ASSOCIATION .......................        23,176
     1,000(degree)FINANCIAL FEDERAL CORP ............            25
    16,013       FINOVA GROUP, INC ..................           864
     1,500(degree)FIRST SIERRA FINANCIAL, INC .......            18
     6,300(degree)FIRSTPLUS FINANCIAL GROUP, INC ....            17
   204,341       FREDDIE MAC ........................        13,167
     1,200       FUND AMERICAN ENTERPRISES
                  HOLDINGS, INC .....................           168
     4,900(degree)HEADLANDS MORTGAGE CO .............           103
     3,200(degree)HEALTHCARE FINANCIAL PARTNERS, INC            128
    10,300       HELLER FINANCIAL, INC ..............           303
   148,201       HOUSEHOLD INTERNATIONAL, INC .......         5,872
     5,900(degree)IMC MORTGAGE CO ...................             2
     8,200(degree)IMPERIAL CREDIT INDUSTRIES, INC ...            69
    11,200(degree)LEUCADIA NATIONAL CORP ............           353
     3,900(degree)LONG BEACH FINANCIAL CORP .........            29
     1,200       MEDALLION FINANCIAL CORP ...........            17
    95,250     x(degree)MERCURY FINANCE CO ..........             4
     7,384       METRIS COS, INC ....................           372
     3,379(degree)OMEGA WORLDWIDE, INC ..............            15
     6,300       RESOURCE AMERICA, INC (CLASS A) ....            57
     3,000       RESOURCE BANCSHARES MORTGAGE
                  GROUP, INC ........................            50
     1,200       SIRROM CAPITAL CORP ................             6
    48,991       SLM HOLDINGS CORP ..................         2,352
     2,000       STUDENT LOAN CORP ..................            90
    10,840(degree)UNICAPITAL CORP ...................            80
     7,280       UNITED COS FINANCIAL CORP ..........            25
    12,100(degree)WILSHIRE FINANCIAL SERVICES
                  GROUP, INC ........................             8
                                                         ----------
                                                             75,622
                                                         ----------
 NONMETALLIC MINERALS, EXCEPT FUELS--0.07%
     3,500       AMCOL INTERNATIONAL CORP ...........            35
     3,100       CALMAT CO ..........................            96
     7,900       JOHNS MANVILLE CORP ................           130
    12,468       MARTIN MARIETTA MATERIALS, INC .....           775
     1,913       POTASH CORP OF SASKATCHEWAN, INC ...           122
     8,400       VULCAN MATERIALS CO ................         1,105
                                                         ----------
                                                              2,263
                                                         ----------
 OIL AND GAS EXTRACTION--0.62%
    30,316       ANADARKO PETROLEUM CORP ............           936
    24,257       APACHE CORP ........................           614
     4,400(degree)ATWOOD OCEANICS, INC ..............            75
     2,300(degree)BELCO OIL & GAS CORP ..............            13
    11,400(degree)BENTON OIL & GAS CO ...............            34
     5,171       BERRY PETROLEUM CO (CLASS A) .......            73
    21,068(degree)BJ SERVICES CO ....................           329
       160(degree)BJ SERVICES CO WTS 04/13/00 .......             1
     6,900(degree)BROWN (TOM), INC ..................            69
    53,208       BURLINGTON RESOURCES, INC ..........         1,906
    12,700       CABOT OIL & GAS CORP (CLASS A) .....           191
    11,000       CHESAPEAKE ENERGY CORP .............            10
     8,000(degree)COMSTOCK RESOURCES, INC ...........            25
    14,850       CROSS TIMBERS OIL CO ...............           111
     6,900       DEVON ENERGY CORP ..................           212
    19,300       DIAMOND OFFSHORE DRILLING, INC .....           457
    17,015(degree)EEX CORP ..........................           119
    20,000       ENRON OIL & GAS CO .................           345
    40,750       ENSCO INTERNATIONAL, INC ...........           436

                       See notes to financial statements.

                                                            VALUE
     SHARES                                                 (000)
     ------                                                 -----
 OIL AND GAS EXTRACTION--(CONTINUED)
     6,800(degree)FORCENERGY GAS EXPLORATION, INC ...    $       18
    13,500(degree)FOREST OIL CORP ...................           115
     3,800(degree)FRIEDE GOLDMAN INTERNATIONAL, INC .            43
    19,200(degree)GLOBAL INDUSTRIES LTD .............           118
    45,800(degree)GLOBAL MARINE, INC ................           421
    37,900(degree)GREY WOLF, INC ....................            31
   135,457       HALLIBURTON CO .....................         4,013
     7,300(degree)HANOVER COMPRESSOR CO .............           188
    44,100(degree)HARKEN ENERGY CORP ................            85
    13,800       HELMERICH & PAYNE, INC .............           267
     2,500(degree)HS RESOURCES, INC .................            19
     6,800       KCS ENERGY, INC ....................            21
    13,600       KERR-MCGEE CORP ....................           520
     2,700(degree)KEY ENERGY SERVICES, INC ..........            13
     6,100(degree)LOUIS DREYFUS NATURAL GAS CORP ....            87
    16,900(degree)MARINE DRILLING CO, INC ...........           130
    12,921(degree)MCMORAN EXPLORATION CO ............           176
     6,900(degree)MERIDIAN RESOURCE CORP ............            22
    16,400       MITCHELL ENERGY & DEVELOPMENT CORP
                  (CLASS A) .........................           188
    28,400(degree)NABORS INDUSTRIES, INC ............           385
    11,000(degree)NEWFIELD EXPLORATION CO ...........           230
    16,300       NOBLE AFFILIATES, INC ..............           401
    39,200(degree)NOBLE DRILLING CORP ...............           507
     6,800(degree)NUEVO ENERGY CO ...................            78
   103,329       OCCIDENTAL PETROLEUM CORP ..........         1,744
    23,414(degree)OCEAN ENERGY, INC .................           148
     4,500(degree)OCEANEERING INTERNATIONAL, INC ....            68
    33,800(degree)ORYX ENERGY CO ....................           454
    29,700(degree)PARKER DRILLING CO ................            95
     5,600(degree)PATTERSON ENERGY, INC .............            23
     1,300       PENN VIRGINIA CORP .................            24
    29,100       PIONEER NATURAL RESOURCES CO .......           255
    12,800       POGO PRODUCING CO ..................           166
     3,400(degree)POOL ENERGY SERVICES CO ...........            37
    13,800(degree)PRIDE INTERNATIONAL, INC ..........            97
    59,586(degree)R & B FALCON CORP .................           454
    12,700(degree)RANGE RESOURCES CORP ..............            44
    20,300(degree)ROWAN COS, INC ....................           203
       900       ROYAL DUTCH PETROLEUM CO
                  (N.Y. REGD) ADR ...................            43
     4,300(degree)RUTHERFORD-MORAN OIL CORP .........            12
    34,200(degree)SANTA FE ENERGY RESOURCES, INC ....           252
     2,267       SCHLUMBERGER LTD ...................           105
     4,400(degree)SEITEL, INC .......................            55
     9,300       SNYDER OIL CORP ....................           124
     1,900       ST. MARY LAND & EXPLORATION CO .....            35
     3,848(degree)STONE ENERGY CORP .................           111
    10,000(degree)SUPERIOR ENERGY SERVICES, INC .....            28
     4,950(degree)SWIFT ENERGY CO ...................            37
     3,300(degree)SYNTROLEUM CORP ...................            20
     8,900(degree)TITAN EXPLORATION, INC ............            58
     4,100(degree)TRANSMONTAIGNE, INC ...............            62
    29,500       TRANSOCEAN OFFSHORE, INC ...........           791
     6,600(degree)TRANSTEXAS GAS CORP ...............            17
     2,700(degree)TRITON ENERGY LTD .................            21
    20,300(degree)TUBOSCOPE, INC ....................           165
    74,692       UNION PACIFIC RESOURCES GROUP, INC .           677
     3,000(degree)UTI ENERGY CORP ...................            22
     4,900       VASTAR RESOURCES, INC ..............           212
     7,000(degree)VERITAS DGC, INC ..................            91
    10,900       VINTAGE PETROLEUM, INC .............            94
    29,015(degree)WEATHERFORD INTERNATIONAL .........           562
                                                         ----------
                                                             21,438
                                                         ----------
 PAPER AND ALLIED PRODUCTS--0.85%
     5,500(degree)ACX TECHNOLOGIES, INC .............    $       73
     8,166(degree)AMERICAN PAD & PAPER CO ...........            13
    29,295       AVERY DENNISON CORP ................         1,320
    14,613       BEMIS, INC .........................           554
    13,600       BOISE CASCADE CORP .................           422
    15,269       BOWATER, INC .......................           633
    12,000(degree)BUCKEYE TECHNOLOGIES, INC .........           179
     7,300       CARAUSTAR INDUSTRIES, INC ..........           209
    27,400       CHAMPION INTERNATIONAL CORP ........         1,110
     8,100       CHESAPEAKE CORP ....................           299
    14,800       CONSOLIDATED PAPERS, INC ...........           407
    12,170(degree)CROWN VANTAGE, INC ................            27
     6,400(degree)EARTHSHELL CORP ...................            76
    65,075       FORT JAMES CORP ....................         2,603
    16,200(degree)GAYLORD CONTAINER CO ..............            99
     9,100       GLATFELTER (P.H.) CO ...............           113
       700       GREIF BROTHERS CORP (CLASS A) ......            20
    90,240       INTERNATIONAL PAPER CO .............         4,044
     4,500(degree)IVEX PACKAGING CORP ...............           105
   165,288       KIMBERLY CLARK CORP ................         9,008
    14,100       LONGVIEW FIBRE CO ..................           163
    21,000(degree)MAIL-WELL, INC ....................           240
    29,244       MEAD CORP ..........................           857
    12,200(degree)PLAYTEX PRODUCTS, INC .............           196
     7,000       POTLATCH CORP ......................           258
     6,500       ROCK-TENN CO (CLASS A) .............           110
     5,760       SCHWEITZER-MAUDUIT INTERNATIONAL, INC           89
    20,550(degree)SHOREWOOD PACKAGING CORP ..........           421
    32,327(degree)SMURFIT-STONE CONTAINER CORP ......           511
    29,523       SONOCO PRODUCTS CO .................           875
     6,800       ST. JOE CORP .......................           159
    15,434       TEMPLE-INLAND, INC .................           915
    19,999       UNION CAMP CORP ....................         1,350
    13,825       WAUSAU-MOSINEE PAPER CORP ..........           245
    22,750       WESTVACO CORP ......................           610
    31,700       WILLAMETTE INDUSTRIES, INC .........         1,062
                                                         ----------
                                                             29,375
                                                         ----------
 PERSONAL SERVICES--0.18%
    27,821       BLOCK (H&R), INC ...................         1,252
       700(degree)CARRIAGE SERVICES, INC (CLASS A) ..            20
    19,300       CINTAS CORP ........................         1,359
     1,100(degree)COINMACH LAUNDRY CORP .............            14
     1,028       CPI CORP ...........................            27
     6,400(degree)EQUITY CORP INTERNATIONAL .........           170
     6,900       G & K SERVICES, INC (CLASS A) ......           367
     4,400       REGIS CORP .........................           176
    77,046       SERVICE CORP INTERNATIONAL .........         2,933
       900       UNIFIRST CORP ......................            21
                                                         ----------
                                                              6,339
                                                         ----------
 PETROLEUM AND COAL PRODUCTS--3.97%
    23,200       AMERADA HESS CORP ..................         1,154
   288,177       AMOCO CORP .........................        17,002
    19,172       ASHLAND, INC .......................           927
    95,626       ATLANTIC RICHFIELD CO ..............         6,240
   197,216       CHEVRON CORP .......................        16,357
     2,400       ELCOR CORP .........................            78
   739,600       EXXON CORP .........................        54,083
     2,500(degree)FRONTIER OIL CORP .................            12
     1,400       HOLLY CORP .........................            24
   236,500       MOBIL CORP .........................        20,605
    11,600       MURPHY OIL CORP ....................           479
    14,400       PENNZENERGY CO .....................           235

                       See notes to financial statements.

                                                            VALUE
     SHARES                                                 (000)
     ------                                                 -----
 PETROLEUM AND COAL PRODUCTS--(CONTINUED)
    24,244(degree)PENNZOIL-QUAKER STATE CO ..........    $      359
     2,000(degree)PETROFINA S.A. WTS 08/02/03 .......            15
    66,022       PHILLIPS PETROLEUM CO ..............         2,814
    25,600       SUNOCO, INC ........................           923
     9,600(degree)TESORO PETROLEUM CORP .............           116
   161,725       TEXACO, INC ........................         8,551
    45,747       TOSCO CORP .........................         1,184
    28,194       ULTRAMAR DIAMOND SHAMROCK CORP .....           684
    71,931       UNOCAL CORP ........................         2,099
    92,200       USX-MARATHON GROUP, INC ............         2,778
    12,200       VALERO ENERGY CORP .................           259
     3,200       WD-40 CO ...........................            92
                                                         ----------
                                                            137,070
                                                         ----------
 PRIMARY METAL INDUSTRIES--0.36%
     2,200(degree)AFC CABLE SYSTEMS, INC ............            74
    21,500       AK STEEL HOLDINGS CORP .............           505
     4,939(degree)ALPINE GROUP, INC .................            74
    53,947       ALUMINUM CO OF AMERICA .............         4,022
    20,121(degree)ARMCO, INC ........................            88
    20,100       ASARCO, INC ........................           303
    14,800       BELDEN, INC ........................           314
    43,786(degree)BETHLEHEM STEEL CORP ..............           367
     9,200       BIRMINGHAM STEEL CORP ..............            39
    12,700       BRUSH WELLMAN, INC .................           221
     8,000(degree)CABLE DESIGN TECHNOLOGIES CO ......           148
     4,800       CARPENTER TECHNOLOGY CORP ..........           163
     1,700       CENTURY ALUMINUM CO ................            16
     1,504(degree)CHASE INDUSTRIES, INC .............            16
       300(degree)CURTISS WRIGHT CORP ...............            11
     3,200(degree)ENCORE WIRE CORP ..................            30
    25,700       ENGELHARD CORP .....................           501
     1,251(degree)ESSEX INTERNATIONAL, INC ..........            43
    12,750       GENERAL CABLE CORP .................           261
     8,990       INLAND STEEL INDUSTRIES, INC .......           152
     1,800       INTERMET CORP ......................            24
    13,500(degree)KAISER ALUMINUN CORP ..............            66
     7,500(degree)LONE STAR TECHNOLOGIES, INC .......            76
    43,900       LTV CORP ...........................           255
     2,200       MATTHEWS INTERNATIONAL CORP (CLASS A)           69
     9,800(degree)METALS U.S.A., INC ................            96
    17,000(degree)MUELLER INDUSTRIES, INC ...........           345
    13,566       NATIONAL STEEL CORP (CLASS B) ......            97
       700(degree)NS GROUP, INC .....................             3
    24,100       NUCOR CORP .........................         1,042
     8,800       OREGON STEEL MILLS, INC ............           105
     8,100       PRECISION CAST PARTS CORP ..........           358
     1,400       QUANEX CORP ........................            32
    18,500       REYNOLDS METALS CO .................           975
    12,600       ROUGE INDUSTRIES, INC (CLASS A) ....           110
     2,400(degree)RTI INTERNATIONAL METALS ..........            34
    14,100(degree)STEEL DYNAMICS, INC ...............           166
     1,700       SUPERIOR TELECOM, INC ..............            80
     5,700       TEXAS INDUSTRIES, INC ..............           154
     4,800       TITAN INTERNATIONAL, INC ...........            46
     5,900       TITANIUM METALS CORP ...............            50
    21,000       USX-US STEEL GROUP, INC ............           483
     7,200(degree)WHX CORP ..........................            72
     4,600(degree)WOLVERINE TUBE, INC ...............            97
    22,740       WORTHINGTON INDUSTRIES, INC ........           284
                                                         ----------
                                                             12,467
                                                         ----------
 PRINTING AND PUBLISHING--1.37%
     2,700       AMERICAN BUSINESS PRODUCTS, INC ....    $       63
    17,900       AMERICAN GREETINGS CORP (CLASS A) ..           735
    13,725(degree)AMERICAN MEDIA, INC (CLASS A) .....            76
    11,500(degree)APPLIED GRAPHICS TECHNOLOGIES, INC            190
    12,500       BANTA CORP .........................           342
    29,500       BELO (A.H.) CORP SERIES A ..........           588
     5,809(degree)BIG FLOWER HOLDINGS, INC ..........           128
     9,200       BOWNE & CO, INC ....................           164
     6,800       CENTRAL NEWSPAPERS, INC (CLASS A) ..           486
     3,400(degree)CONSOLIDATED GRAPHICS, INC ........           230
       386(degree)CSS INDUSTRIES, INC ...............            12
    22,400       DELUXE CORP ........................           819
    28,000       DONNELLEY (R.R.) & SONS CO .........         1,227
    14,000       DOW JONES & CO, INC ................           674
    12,000(degree)FRANKLIN COVEY CO .................           201
    85,047       GANNETT CO, INC ....................         5,486
    10,000(degree)GIBSON GREETINGS, INC .............           119
     8,300       HARLAND (JOHN H.) CO ...............           131
    17,600       HARTE-HANKS, INC ...................           502
    14,400       HOLLINGER INTERNATIONAL, INC .......           201
     7,800       HOUGHTON MIFFLIN CO ................           369
    11,600(degree)JOURNAL REGISTER CO ...............           174
    21,200       KNIGHT-RIDDER, INC .................         1,084
    11,900       LEE ENTERPRISES, INC ...............           375
     5,900x(degree)MARVEL ENTERTAINMENT GROUP, INC ..             1
     4,200       MCCLATCHY CO (CLASS A) .............           149
    28,399       MCGRAW HILL COS, INC ...............         2,893
     4,000(degree)MEDIA ARTS GROUP, INC .............            56
     6,029       MEDIA GENERAL, INC (CLASS A) .......           320
    10,000       MEREDITH CORP ......................           379
     2,900       MERRILL CORP .......................            56
     2,116       NEW ENGLAND BUSINESS SERVICES, INC .            83
    46,700       NEW YORK TIMES CO (CLASS A) ........         1,620
    27,387       NEWS CORP LTD ......................           676
     3,500       PENTON MEDIA, INC ..................            71
     3,600(degree)PETERSEN COS, INC (CLASS A) .......           122
    41,561(degree)PRIMEDIA, INC .....................           488
     2,000       PULITZER PUBLISHING CO .............           173
     9,190       R.H. DONNELLEY CORP ................           134
    25,110       READER'S DIGEST ASSOCIATION, INC
                  (CLASS A) (NON-VOTE) ..............           632
    21,700       REYNOLDS & REYNOLDS CO (CLASS A) ...           498
     3,300(degree)SCHOLASTIC CORP ...................           177
     9,700       SCRIPPS (E.W.) CO (CLASS A) ........           483
     2,900       STANDARD REGISTER, INC .............            90
   299,838       TIME WARNER, INC ...................        18,609
    19,044       TIMES MIRROR CO SERIES A ...........         1,066
    34,100(degree)TOPPS, INC ........................           171
    29,300       TRIBUNE CO .........................         1,934
    12,000       WALLACE COMPUTER SERVICES, INC .....           317
     2,100       WASHINGTON POST CO (CLASS B) .......         1,214
     6,400       WILEY (JOHN) & SONS, INC (CLASS A) .           309
     3,270(degree)WORKFLOW MANAGEMENT, INC ..........            22
    10,286(degree)WORLD COLOR PRESS, INC ............           313
                                                         ----------
                                                             47,432
                                                         ----------
 RAILROAD TRANSPORTATION--0.47%
   140,025       BURLINGTON NORTHERN SANTA FE CORP ..         4,726
       158       CANADIAN NATIONAL RAILWAY CO .......             8
    63,852       CSX CORP ...........................         2,650
     4,000       FLORIDA EAST COAST INDUSTRIES, INC .           141
    31,500       KANSAS CITY SOUTHERN INDUSTRIES, INC         1,549

                       See notes to financial statements.

                                                            VALUE
     SHARES                                                 (000)
     ------                                                 -----
 RAILROAD TRANSPORTATION--(CONTINUED)
   110,558       NORFOLK SOUTHERN CORP ..............    $    3,503
    72,185       UNION PACIFIC CORP .................         3,253
    12,900(degree)WISCONSIN CENTRAL TRANSIT CORP ....           222
                                                         ----------
                                                             16,052
                                                         ----------
 REAL ESTATE--0.09%
    23,000       ARDEN REALTY GROUP, INC ............           533
       500(degree)AVATAR HOLDINGS, INC ..............             8
     8,400(degree)CASTLE & COOKE, INC ...............           124
    13,900(degree)CATELLUS DEVELOPMENT CORP .........           199
     2,797(degree)CB RICHARD ELLIS SERVICES GROUP, INC           51
    12,346(degree)ECHELON INTERNATIONAL CORP ........           275
     1,500(degree)EXCEL LEGACY CORP .................             6
    11,600(degree)FAIRFIELD COMMUNITIES, INC ........           128
       300       FOREST CITY ENTERPRISES, INC (CLASS A)           8
     4,116(degree)GRUBB & ELLIS CO ..................            33
     2,200(degree)INSIGNIA FINANCIAL GROUP, INC .....            27
     6,000(degree)LASALLE PARTNERS, INC .............           177
    10,450       LNR PROPERTY CORP ..................           208
     5,616(degree)RECKSON SERVICES INDUSTRIES, INC ..            23
    16,400       ROUSE CO ...........................           451
    11,200(degree)SECURITY CAPITAL GROUP, INC (CLASS B)         152
    25,000       STEWART ENTERPRISES, INC (CLASS A) .           556
     7,400(degree)TRAMMELL CROW CO ..................           207
                                                         ----------
                                                              3,166
                                                         ----------
 RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS--0.44%
       500      (degree)AEP INDUSTRIES, INC .........            11
    10,600       APTARGROUP, INC ....................           297
     9,600       ARMSTRONG WORLD INDUSTRIES, INC ....           579
     5,900       BANDAG, INC ........................           236
     8,500       CARLISLE COS, INC ..................           439
    19,800       COOPER TIRE & RUBBER CO ............           405
    11,400       FIRST BRANDS CORP ..................           450
     7,700       FOAMEX INTERNATIONAL, INC ..........            95
     2,700       FURON CO ...........................            46
    20,560       GOODRICH (B.F.) CO .................           738
    43,962       GOODYEAR TIRE & RUBBER CO ..........         2,217
    59,900       ILLINOIS TOOL WORKS, INC ...........         3,474
     2,496       MYERS INDUSTRIES, INC ..............            72
    27,347       NIKE, INC (CLASS B) ................         1,109
    14,600       PREMARK INTERNATIONAL, INC .........           506
    10,990(degree)REEBOK INTERNATIONAL LTD ..........           163
    44,051       RUBBERMAID, INC ....................         1,385
    14,400(degree)SAFESKIN CORP .....................           347
    19,769(degree)SEALED AIR CORP ...................         1,009
    33,356       SOLUTIA, INC .......................           746
     1,500       SPARTECH CORP ......................            33
     4,800(degree)SYNETIC, INC ......................           211
     7,800       TREDEGAR INDUSTRIES, INC ...........           176
    15,900       TUPPERWARE CORP ....................           261
     7,924       WEST CO, INC .......................           283
     2,886       WYNNS INTERNATIONAL, INC ...........            64
                                                         ----------
                                                             15,352
                                                         ----------
 SECURITY AND COMMODITY BROKERS--1.08%
    13,200(degree)AFFILIATED MANAGERS GROUP, INC ....           394
     2,300(degree)AMERITRADE HOLDINGS CORP (CLASS A)             72
    35,713       BEAR STEARNS COS, INC ..............         1,335
     3,200       DAIN RAUSCHER CORP .................            94
     8,200       DONALDSON, LUFKIN, & JENRETTE, INC .           336
       600       DUFF & PHELPS CREDIT RATING CO .....            33
    10,650(degree)E TRADE GROUP, INC ................           498
    10,800       EATON VANCE CORP ...................           225
    26,250       EDWARDS (A.G.), INC ................           978
     2,400       EVEREN CAPITAL CORP ................            55
     3,100       FEDERATED INVESTMENTS, INC .........            56
    48,591       FRANKLIN RESOURCES, INC ............         1,555
     5,743       FREEDOM SECURITIES CORP ............            87
     9,701(degree)FRIEDMAN, BILLINGS, RAMSEY GROUP, INC          63
     5,700(degree)HAMBRECHT & QUIST GROUP ...........           129
       600(degree)INVESTMENT TECHNOLOGY GROUP, INC ..            37
     1,300       INVESTORS FINANCIAL SERVICES CORP ..            78
     4,800       JEFFERIES GROUP, INC ...............           238
    22,132       LEGG MASON, INC ....................           699
    34,120       LEHMAN BROTHERS HOLDINGS, INC ......         1,503
    96,700       MERRILL LYNCH & CO, INC ............         6,455
     7,400       MORGAN KEEGAN, INC .................           139
   174,826       MORGAN STANLEY, DEAN WITTER, & CO ..        12,413
    31,100       PAINE WEBBER GROUP, INC ............         1,201
     8,394       PHOENIX INVESTMENT PARTNERS LTD ....            71
    10,000       PIONEER GROUP, INC .................           198
    29,600       PRICE (T. ROWE) ASSOCIATES, INC ....         1,014
    17,700       RAYMOND JAMES FINANCIAL CORP .......           374
    97,962       SCHWAB (CHARLES) CORP ..............         5,504
    24,700       UNITED ASSET MANAGEMENT CORP .......           642
    19,458       WADDELL & REED FINANCIAL, INC (CLASS A)        461
     9,722       WADDELL & REED FINANCIAL, INC (CLASS B)        226
                                                         ----------
                                                             37,163
                                                         ----------
 SOCIAL SERVICES--0.02%
     4,600(degree)ALTERNATIVE LIVING SERVICES, INC ..           158
     2,700(degree)BROOKDALE LIVING COMMUNITIES, INC .            53
       400(degree)CAPITAL SENIOR LIVING CORP ........             6
     1,700(degree)RES-CARE, INC .....................            42
     5,200(degree)SUNRISE ASSISTED LIVING, INC ......           270
                                                         ----------
                                                                529
                                                         ----------
 SPECIAL TRADE CONTRACTORS--0.02%
     2,000(degree)AMERICAN RESIDENTIAL SERVICES, INC              7
     9,800       APOGEE ENTERPRISES, INC ............           110
     8,844(degree)COMFORT SYSTEMS U.S.A., INC .......           158
     3,800(degree)GROUP MAINTENANCE AMERICA CORP ....            46
     4,500(degree)INTEGRATED ELECTRICAL SERVICES, INC           100
       800     x(degree)OMEGA ENVIRONMENTAL, INC ....             0
     2,917(degree)SERVICE EXPERTS, INC ..............            85
                                                         ----------
                                                                506
                                                         ----------
 STONE, CLAY, AND GLASS PRODUCTS--0.28%
     2,600       CENTEX CONSTRUCTION PRODUCTS, INC ..           106
    67,811       CORNING, INC .......................         3,051
    10,100(degree)DAL-TILE INTERNATIONAL, INC .......           105
     5,200(degree)DEPARTMENT 56, INC ................           195
     2,100(degree)DUPONT PHOTOMASKS, INC ............            89
     3,500       FLORIDA ROCK INDUSTRIES, INC .......           109
     2,100(degree)GIANT CEMENT HOLDINGS, INC ........            52
    10,688       LAFARGE CORP .......................           433
     6,200       LIBBEY, INC ........................           179
     9,200       LONE STAR INDUSTRIES, INC ..........           339
    48,600       NEWELL COS, INC ....................         2,005
    15,600       OWENS CORNING CO ...................           553
    38,300(degree)OWENS ILLINOIS, INC ...............         1,173
       900       PUERTO RICAN CEMENT CO, INC ........            31
    10,592       SOUTHDOWN, INC .....................           627
    12,000       USG CORP ...........................           611
                                                         ----------
                                                              9,658
                                                         ----------

                       See notes to financial statements.

                                                            VALUE
     SHARES                                                 (000)
     ------                                                 -----
 TEXTILE MILL PRODUCTS--0.11%
    13,365       ALBANY INTERNATIONAL CORP
                  (CLASS A) NEW .....................    $      253
    29,800(degree)BURLINGTON INDUSTRIES, INC ........           328
    15,800(degree)COLLINS & AIKMAN CORP .............            81
    26,800(degree)CONE MILLS CORP ...................           151
     2,700(degree)GUILFORD MILLS, INC ...............            45
    11,400       INTERFACE, INC (CLASS A) ...........           106
     9,700(degree)MOHAWK INDUSTRIES, INC ............           408
     2,000(degree)POLYMER GROUP, INC ................            20
    10,300       RUSSELL CORP .......................           209
    33,500       SHAW INDUSTRIES, INC ...............           812
     6,200       SPRING INDUSTRIES, INC .............           257
     9,000       ST. JOHN KNITS, INC ................           234
    18,700       UNIFI, INC .........................           366
    17,200(degree)WESTPOINT STEVENS, INC ............           543
                                                         ----------
                                                              3,813
                                                         ----------
 TOBACCO PRODUCTS--1.26%
     4,400(degree)CONSOLIDATED CIGAR HOLDINGS, INC ..            78
    50,200       FORTUNE BRANDS, INC ................         1,588
     8,900(degree)GENERAL CIGAR HOLDINGS, INC (CLASS A)          77
   742,304       PHILIP MORRIS COS, INC .............        39,713
    56,200       UST, INC ...........................         1,960
                                                         ----------
                                                             43,416
                                                         ----------
 TRANSPORTATION BY AIR--0.50%
    30,000       AIRBORNE FREIGHT CORP ..............         1,082
       200(degree)AIRNET SYSTEMS, INC ...............             3
     4,600(degree)AIRTRAN HOLDINGS, INC .............            12
     9,800(degree)ALASKA AIR GROUP, INC .............           434
    15,600(degree)AMERICA WEST HOLDINGS CORP (CLASS B)          265
    53,811(degree)AMR CORP ..........................         3,195
     7,300       ASA HOLDINGS, INC ..................           223
     2,800(degree)ATLANTIC COAST AIRLINES HOLDINGS ..            70
     2,500(degree)ATLAS AIR, INC ....................           122
     3,047(degree)AVIALL, INC .......................            36
    14,737       COMAIR HOLDINGS, INC ...............           497
    17,100(degree)CONTINENTAL AIRLINES, INC (CLASS B)           573
    42,658       DELTA AIRLINES, INC ................         2,218
    42,400(degree)FDX CORP ..........................         3,774
     4,100(degree)KITTY HAWK, INC ...................            45
     4,200(degree)MESA AIR GROUP, INC ...............            33
     1,900(degree)MESABA HOLDINGS, INC ..............            39
     3,321(degree)MIDWEST EXPRESS HOLDINGS, INC .....            87
    11,800(degree)NORTHWEST AIRLINES CORP (CLASS A) .           302
     6,000(degree)OFFSHORE LOGISTICS, INC ...........            71
     6,800       PITTSTON BAX GROUP .................            76
     5,100       SKYWEST, INC .......................           167
    99,626       SOUTHWEST AIRLINES CO ..............         2,235
    12,300(degree)TRANS WORLD AIRLINES, INC .........            59
    26,214(degree)U.S. AIRWAYS GROUP, INC ...........         1,363
     6,535(degree)UAL CORP ..........................           390
                                                         ----------
                                                             17,371
                                                         ----------
 TRANSPORTATION EQUIPMENT--3.00%

     4,100(degree)AFTERMARKET TECHNOLOGY CORP .......            32
   236,056       ALLIED SIGNAL, INC .................        10,460
    11,700       ARCTIC CAT, INC ....................           119
    12,500       ARVIN INDUSTRIES, INC ..............           521
    27,399       AUTOLIV, INC .......................         1,019
     1,700(degree)AVONDALE INDUSTRIES, INC ..........            49
     7,000(degree)BE AEROSPACE, INC .................           147
   302,552       BOEING CO ..........................         9,871
     6,300       BORG-WARNER AUTOMOTIVE, INC ........           352
     5,900(degree)BREED TECHNOLOGIES, INC ...........            48
     3,600       CLARCOR, INC .......................            72
     9,400       COACHMEN INDUSTRIES, INC ...........           247
     2,400       COMMERCIAL INTERTECH CORP ..........            31
     9,600       CORDANT TECHNOLOGIES, INC ..........           360
    60,615(degree)DAIMLERCHRYSLER (U.S.A.) ..........         5,823
    47,018       DANA CORP ..........................         1,922
    23,260       DANAHER CORP .......................         1,263
     4,000(degree)DELCO REMY INTERNATIONAL, INC (CLASS A)        39
     1,300(degree)DUCOMMUN, INC .....................            18
    20,600       EATON CORP .........................         1,456
    22,900       FEDERAL SIGNAL CORP ................           627
    14,700       FEDERAL-MOGUL CORP .................           875
     8,100       FLEETWOOD ENTERPRISES, INC .........           281
   337,442       FORD MOTOR CO ......................        19,804
     9,800       GENCORP, INC .......................           244
    32,000       GENERAL DYNAMICS CORP ..............         1,876
   193,800       GENERAL MOTORS CORP ................        13,869
    29,000(degree)GENERAL MOTORS CORP (CLASS H) .....         1,151
    27,600(degree)GENTEX CORP .......................           552
    21,400(degree)GULFSTREAM AEROSPACE CORP .........         1,140
     8,715(degree)HALTER MARINE GROUP, INC ..........            42
    45,200       HARLEY DAVIDSON, INC ...............         2,141
     9,260(degree)HAYES LEMMERZ INTERNATIONAL, INC ..           280
     1,200(degree)HEICO CORP ........................            38
     8,720(degree)HOWMET INTERNATIONAL, INC .........           141
    32,200       ITT INDUSTRIES, INC ................         1,280
     3,500       KAMAN CORP (CLASS A) ...............            56
     2,400(degree)KELLSTROM INDUSTRIES, INC .........            69
       700(degree)KROLL O GARA CO ...................            28
    51,135       LOCKHEED MARTIN CORP ...............         4,334
    14,500       MASCOTECH, INC .....................           248
    18,633       MERITOR AUTOMOTIVE, INC ............           395
     5,100       MODINE MANUFACTURING CO ............           185
     7,200(degree)MONACO COACH CORP .................           191
     4,600(degree)MOTIVEPOWER INDUSTRIES, INC .......           148
     1,600(degree)NATIONAL R.V. HOLDINGS, INC .......            41
    19,900(degree)NAVISTAR INTERNATIONAL CORP .......           567
    11,406       NEWPORT NEWS SHIPBUILDING, INC .....           381
    20,040       NORTHROP GRUMMAN CORP ..............         1,465
     7,700       OEA, INC ...........................            91
    10,800(degree)ORBITAL SCIENCES CORP .............           478
    19,200       PACCAR, INC ........................           790
     8,600       POLARIS INDUSTRIES, INC ............           337
    10,600       REGAL-BELOIT CORP ..................           244
     1,163(degree)SEQUA CORP (CLASS A) ..............            70
     8,850       SMITH (A.O.) CORP ..................           217
    10,287(degree)SPX CORP ..........................           689
       500       STANDARD MOTOR PRODUCTS, INC
                  (CLASS A) .........................            12
    10,900       STANDARD PRODUCTS CO ...............           222
     1,900(degree)STONERIDGE, INC ...................            43
    16,100       SUNDSTRAND CORP ....................           835
     6,200       SUPERIOR INDUSTRIES
                  INTERNATIONAL, INC ................           172
    38,672       TEXTRON, INC .......................         2,937
    17,475       TRANSPRO, INC ......................            85
    11,900       TRINITY INDUSTRIES, INC ............           458
     3,000(degree)TRISTAR AEROSPACE CO ..............            21
     2,087(degree)TRIUMPH GROUP, INC ................            67
    34,100       TRW, INC ...........................         1,916
    67,600       UNITED TECHNOLOGIES CORP ...........         7,352
     3,500       VARLEN CORP ........................            81
     5,400       WABASH NATIONAL CORP ...............           110
     3,700       WESTINGHOUSE AIR BRAKE CO ..........            90
                                                         ----------
                                                            103,615
                                                         ----------

                       See notes to financial statements.

                                                            VALUE
     SHARES                                                 (000)
     ------                                                 -----
 TRANSPORTATION SERVICES--0.07%
    14,050       AIR EXPRESS INTERNATIONAL CORP .....    $      306
     9,600       C.H. ROBINSON WORLDWIDE, INC .......           249
     1,500       CIRCLE INTERNATIONAL GROUP, INC ....            31
     2,900(degree)EAGLE U.S.A. AIRFREIGHT, INC ......            71
     9,300       EXPEDITORS INTERNATIONAL OF
                  WASHINGTON ........................           391
     7,600(degree)FRITZ COS, INC ....................            82
    18,000       GALILEO INTERNATIONAL, INC .........           783
    14,400       GATX CORP ..........................           545
     2,452(degree)NAVIGANT INTERNATIONAL, INC .......            19
     1,000(degree)TRAVEL SERVICES INTERNATIONAL, INC             31
       700(degree)U.S. EXPRESS ENTERPRISES, INC (CLASS A)        11
                                                         ----------
                                                              2,519
                                                         ----------
 TRUCKING AND WAREHOUSING--0.10%
    10,100(degree)AMERICAN FREIGHTWAYS CORP .........           116
     4,000       ARNOLD INDUSTRIES, INC .............            65
    11,627       CNF TRANSPORTATION, INC ............           437
    10,950(degree)CONSOLIDATED FREIGHTWAYS CORP .....           174
     5,300(degree)COVENANT TRANSPORT, INC (CLASS A) .            95
     3,300(degree)HEARTLAND EXPRESS, INC ............            58
     6,200       HUNT (J.B.) TRANSPORT SERVICES, INC            143
     4,500(degree)IRON MOUNTAIN, INC ................           162
    10,100(degree)LANDSTAR SYSTEM, INC ..............           412
     6,200(degree)M.S. CARRIERS, INC ................           204
       700(degree)PIERCE LEAHY CORP .................            18
     6,400       ROADWAY EXPRESS, INC ...............            92
    14,250(degree)SWIFT TRANSPORTATION CO, INC ......           399
    12,300       USFREIGHTWAYS CORP .................           358
    16,875       WERNER ENTERPRISES, INC ............           298
    11,600(degree)YELLOW CORP .......................           222
                                                         ----------
                                                              3,253
                                                         ----------
 WATER TRANSPORTATION--0.05%
    17,900       ALEXANDER & BALDWIN, INC ...........           416
     3,400(degree)GULFMARK OFFSHORE, INC ............            54
    13,000(degree)HVIDE MARINE, INC (CLASS A) .......            65
     8,800(degree)KIRBY CORP ........................           175
     2,270(degree)MARINE TRANSPORT CORP .............             5
    22,700(degree)OMI CORP (NEW) ....................            74
     6,700       OVERSEAS SHIPHOLDING GROUP, INC ....           108
     4,900(degree)SEACOR SMIT, INC ..................           242
    16,827       TIDEWATER, INC .....................           390
     9,000(degree)TRICO MARINE SERVICES, INC ........            44
                                                         ----------
                                                              1,573
                                                         ----------
 WHOLESALE TRADE-DURABLE GOODS--0.29%
    12,450       AAR CORP ...........................           297
     4,300(degree)ACTION PERFORMANCE COS, INC .......           152
     2,800(degree)ANICOM, INC .......................            26
     9,300(degree)ANIXTER INTERNATIONAL, INC ........           189
    10,330       APPLIED INDUSTRIAL TECHNOLOGIES, INC           143
    27,571(degree)ARROW ELECTRONICS, INC ............           736
     1,200(degree)AVIATION SALES CO .................            49
    10,410       AVNET, INC .........................           630
     6,300       BRIGGS & STRATTON CORP .............           314
    15,300(degree)BRIGHTPOINT, INC ..................           210
    12,000(degree)CELLSTAR CORP .....................            82
    11,100(degree)CHS ELECTRONICS, INC ..............           188
    11,900       COMMERCIAL METALS CO ...............           330
     5,400(degree)FAIRCHILD CORP (CLASS A) ..........            85
    10,100(degree)FISHER SCIENTIFIC INTERNATIONAL, INC          201
    45,696       GENUINE PARTS CO ...................         1,528
    22,483       GRAINGER (W.W.), INC ...............           936
     6,900(degree)HA-LO INDUSTRIES, INC .............           260
     9,400(degree)HANDLEMAN CO ......................           132
     7,100       HUGHES SUPPLY, INC .................           208
    38,300       IKON OFFICE SOLUTIONS, INC .........           328
    14,800(degree)INGRAM MICRO, INC (CLASS A) .......           516
    10,500(degree)KENT ELECTRONICS CORP .............           134
     2,500(degree)KEYSTONE AUTOMOTIVE INDUSTRIES, INC            52
     6,200(degree)MARSHALL INDUSTRIES, INC ..........           152
    23,700(degree)MERISEL, INC ......................            56
     7,300(degree)MICROAGE, INC .....................           112
    11,100       OWENS & MINOR, INC .................           175
    11,050(degree)PATTERSON DENTAL CO ...............           481
    13,650       PIONEER-STANDARD ELECTRONICS, INC ..           128
     1,200(degree)POMEROY COMPUTER RESOURCES, INC ...            27
     2,400       RELIANCE STEEL & ALUMINUM CO .......            66
     9,500(degree)SAFEGUARD SCIENTIFICS, INC ........           261
     2,000(degree)SODAK GAMING, INC .................            17
    13,500(degree)TBC CORP ..........................            96
    14,800(degree)TECH DATA CORP ....................           596
     2,400(degree)VWR SCIENTIFIC PRODUCTS CORP ......            42
       270       WESCO FINANCIAL CORP ...............            96
     1,000(degree)WILMAR INDUSTRIES, INC ............            20
                                                         ----------
                                                             10,051
                                                         ----------
 WHOLESALE TRADE-NONDURABLE GOODS--0.45%
    17,800(degree)AIRGAS, INC .......................           159
     7,400(degree)AMERISOURCE HEALTH CORP (CLASS A) .           481
    34,000(degree)AVATEX CORP .......................            34
    13,700(degree)BARNETT RESOURCES CORP ............           329
    30,056       BERGEN BRUNSWIG CORP (CLASS A) .....         1,048
     4,146       BINDLEY WESTERN INDUSTRIES, INC ....           204
     3,016(degree)BOISE CASCADE OFFICE PRODUCTS CORP             41
    59,834       CARDINAL HEALTH, INC ...............         4,540
     9,239(degree)CENTRAL GARDEN & PET CO ...........           133
     1,500(degree)DAISYTEK INTERNATIONAL CORP .......            29
    15,300       DIMON, INC .........................           114
    15,771       FLEMING COS, INC ...................           164
     4,100       HERBALIFE INTERNATIONAL, INC (CLASS A)          58
     2,000       HERBALIFE INTERNATIONAL, INC (CLASS B)          23
     3,000       INTERNATIONAL MULTIFOODS CORP ......            77
    22,900       MCKESSON CORP NEW ..................         1,811
    14,800(degree)NATIONAL-OILWELL, INC .............           166
     3,600(degree)NCS HEALTHCARE, INC (CLASS A) .....            86
    13,200(degree)NU SKIN ENTERPRISES, INC (CLASS A)            312
     2,500(degree)PERFORMANCE FOOD GROUP CO .........            70
    12,285(degree)PHARMERICA, INC ...................            74
     4,700(degree)PLAINS RESOURCES, INC .............            66
     2,600(degree)PRIORITY HEALTHCARE CORP (CLASS B)            135
    13,750       RICHFOOD HOLDINGS, INC .............           285
     2,725(degree)SCHOOL SPECIALTY, INC .............            58
    10,600(degree)SCIOS, INC ........................           110
     2,200       SMART & FINAL, INC .................            21
    34,784       SUPERVALU, INC .....................           974
    99,476       SYSCO CORP .........................         2,700
    21,000       TERRA INDUSTRIES, INC ..............           130
     1,200(degree)U.S.A. FLORAL PRODUCTS, INC .......            14
       800       UNILEVER-N.Y. SHS ..................            66
    19,050       UNISOURCE WORLDWIDE, INC ...........           138
    10,200(degree)UNITED STATIONERS, INC ............           265
    11,600(degree)UNIVERSAL CORP ....................           407
     4,600       VALHI, INC .........................            52
     1,400       WEIDER NUTRITION INTERNATIONAL, INC              9
                                                         ----------
                                                             15,383
                                                         ----------
              TOTAL COMMON STOCK
               (Cost $2,421,519) ....................     3,410,750
                                                         ----------

                       See notes to financial statements.

                                                            VALUE
     PRINCIPAL                                              (000)
     ---------                                              -----
SHORT TERM INVESTMENTS--1.75%
 U.S. GOVERNMENT & AGENCIES--1.75%
                 FEDERAL HOME LOAN BANK
$17,400,000      * 4.740%, 01/15/99 .................    $   17,366
                 FEDERAL HOME LOAN MORTGAGE CORP
43,000,000         4.500%, 01/04/99 .................        42,979
                                                         ----------
                                                             60,345
                                                         ----------
              TOTAL SHORT TERM INVESTMENTS
               (Cost $60,352) .......................        60,345
                                                         ----------
              TOTAL PORTFOLIO
               (Cost $2,482,463) ....................    $3,471,722
                                                         ==========
------------------------
(degree) Non-income producing
x In bankruptcy
* All or a portion of this security has been segregated by the Custodian to cover margin or other requirements on open futures contracts.
# Restricted Securities-Investment in securities not registered under the Securities Act of 1933 or not publicly traded on foreign markets. At December 31, 1998, the value of these securities amounted to $381 or 0.00% of net assets.
  Additional information on the restricted security is as follows:

                                  Acquisition      Acquisition
  Security                           Date             Cost
  --------                        -----------      -----------

PHYSICIAN COMPUTER NETWORK, INC     01/22/96        $75,341
                                                    =======

                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND

            STATEMENT OF INVESTMENTS--INFLATION LINKED BOND ACCOUNT

                               DECEMBER 31, 1998

          SUMMARY BY INDUSTRY
                 (000)
                                                  VALUE          %
                                                  -----        -----
GOVERNMENT BONDS
 U.S. TREASURY SECURITIES .................     $136,838       96.49%
 TOTAL GOVERNMENT BONDS
  (Cost $137,911) .........................      136,838       96.49
                                                --------      ------
 TOTAL BONDS
  (COST $137,911) .........................      136,838       96.49
                                                --------      ------
 SHORT TERM INVESTMENT
  COMMERCIAL PAPER ........................        2,898        2.04
                                                --------      ------
 TOTAL SHORT TERM INVESTMENT
  (COST $2,899) ...........................        2,898        2.04
                                                --------      ------
TOTAL PORTFOLIO
  (COST $140,810) .........................      139,736       98.53
   OTHER ASSETS & LIABILITIES, NET ........        2,088        1.47
                                                --------      ------
NET ASSETS ................................     $141,824      100.00%
                                                ========      ======

                                                         VALUE
     PRINCIPAL                                           (000)
     ---------                                           -----
GOVERNMENT BONDS--94.49%
 U.S. TREASURY SECURITIES--96.49%
                 U.S. TREASURY INFLATION INDEXED
$35,325,532        3.625%, 07/15/02 .................    $   35,061
 33,328,296        3.375%, 01/15/07 .................        32,214
 35,222,420        3.625%, 01/15/08 .................        34,551
 36,094,601        3.625%, 04/15/28 .................        35,012
                                                         ----------
                                                            136,838
                                                         ----------
                TOTAL GOVERNMENT BONDS
                 (Cost $137,911) ....................       136,838
                                                         ----------
                TOTAL BONDS
                 (Cost $137,911) ....................       136,838
                                                         ----------
SHORT TERM INVESTMENT--2.04%
 COMMERCIAL PAPER--2.04%
                 CSX CORP
  2,900,000      ~ 5.600%, 01/04/99 .................         2,898
                                                         ----------
                TOTAL SHORT TERM INVESTMENT
                 (Cost $2,899) ......................         2,898
                                                         ----------
                TOTAL PORTFOLIO
                 (Cost $140,810) ....................      $139,736
                                                         ==========

~ Commercial  Paper issued under the Private  Placement  exemption under Section
  4(2) of the Securities Act of 1933, as amended.

                        COLLEGE RETIREMENT EQUITIES FUND

                           PARTICIPANT VOTING RESULTS
                                DECEMBER 31, 1998
                                -----------------

CREF's annual meeting was held on November 11, 1998.

The annual meeting involved the election of trustees. The four trustees elected to four-year terms at the annual meeting were:

Robert H. Atwell, 26,097,623,351.33 (98.0%) votes were cast in favor, and 540,185,163.69 (2.0%) votes were withheld.

Elizabeth E. Bailey, 26,024,304,647.96 (97.7%) votes were cast in favor, and 613,503,867.06 (2.3%) votes were withheld.

Stuart Tse Kong Ho, 26,155,619,551.44 (98.2%) votes were cast in favor, and 482,188,963.61 (1.8%) votes were withheld.

David K. Storrs, 26,181,620,037.08 (98.3%) votes were cast in favor, and 456,188,477.94 (1.7%) votes were withheld.

The other trustees currently in office are: John H. Biggs, Gary P. Brinson, Joyce A. Fecske, Edes P. Gilbert, Nancy L. Jacob, Marjorie Fine Knowles, Martin
L. Leibowitz, Jay O. Light, Bevis Longstreth, Robert M. Lovell, Jr., Stephen A. Ross, Eugene C. Sit,

Maceo K. Sloan, and Robert W. Vishny.

One shareholder proposal was submitted to a vote of CREF participants in the Social Choice Account recommending adoption of an additional screen for the account.

On  this   proposal,   177,525,679.36   (35.0%)   votes   were  cast  in  favor,
299,782,242.12  (59.1%) votes were cast in opposition and  30,086,129.60  (5.9%)
abstained. The proposal was defeated.

One shareholder proposal was submitted to a vote of CREF participants in accounts with investments in tobacco manufacturers, asking CREF to divest its investments in those companies.

For the Stock Account, 5,299,030,165.32 (24.6%) votes were cast in favor, 14,644,002,624.49 (68.1%) votes were cast in opposition and 1,569,735,443.59
(7.3%) abstained. The proposal was defeated.

For the Money Market Account,  318,702,925.02  (25.2%) votes were cast in favor,
860,496,439.06   (68.0%)  were  cast  in  opposition  and  86,184,320.34  (6.8%)
abstained. The proposal was defeated.

For  the  Bond  Account,  148,962,461.37  (25.3%)  votes  were  cast  in  favor,
401,162,036.14  (68.1%) votes were cast in opposition and  38,613,697.13  (6.6%)
abstained. The proposal was defeated.

For the Global Equities Account, 298,560,776.23 (26.1%) votes were cast in favor, 781,962,194.03 (68.3%) votes were cast in opposition and 64,101,614.30
(5.6%) abstained. The proposal was defeated.

For the  Growth  Account,  319,699,090.08  (26.9%)  votes  were  cast in  favor,
806,591,848.74  (67.8%) votes were cast in opposition and  63,007,149.20  (5.3%)
abstained. The proposal was defeated.

For the Equity Index Account, 160,645,618.08 (26.9%) votes were cast in favor, 401,540,506.12 (67.2%) votes were in opposition and 35,102,846.60 (5.9%)
abstained. The proposal was defeated.

For the Inflation-Linked Bond Account, 4,749,024.10 (21.2%) votes were cast in favor, 15,789,200.94 (70.8%) votes were cast in opposition and 1,774,483.08 (8.0%) abstained. The proposal was defeated.

Shareholders also ratified the election of Ernst & Young LLP as the independent auditors for CREF for the fiscal year ending December 31, 1998, 25,993,354,981.88 (97.6%) votes were cast in favor, 224,298,294.51 (0.8%) votes were cast in opposition and 420,155,238.63 (1.6%) abstained.

CREF      COLLEGE RETIREMENT EQUITIES FUND
          730 Third Avenue
          New York, NY 10017-3206                 LOGO Printed of recycled paper
          212/490-9000

CAAR--02M-2/99